UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: March 31

Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in four (4) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-11-160982) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional, M, P, Administrative and D Classes

•	PIMCO Funds—Credit Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Inflation-Protected Funds—Institutional, P, Administrative and D Classes

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—International Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Municipal Bond Funds—Institutional, P, Administrative, D, A, B, and C Classes

To be filed under the immediately following companion submission on form N-CSR:

•	PIMCO Funds—Bond Funds—A, B, C and R Classes

•	PIMCO Funds—PIMCO Real Return Fund—A, B, C and R Classes

•	PIMCO Funds—Asset Allocation, Real Return Strategy & Equity-Related Funds—A, B, C and R Classes

•	PIMCO Funds—Total Return Funds—Institutional, P, Administrative, D, A, B, C and R Classes

•	PIMCO Funds—RealRetirement® Funds—Institutional, Administrative, A, C, D and R Classes

•	PIMCO Funds—Private Account Portfolio Series

Your Global Investment Authority

Annual Report

March 31, 2011

Strategic Markets Bond Funds

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund

PIMCO Fundamental Advantage Total Return Strategy Fund

PIMCO Fundamental IndexPLUS™ Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO StocksPLUS® TR Short Strategy Fund

PIMCO Global Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		20
Financial Highlights		22
Statements of Assets and Liabilities		34
Consolidated Statement of Assets and Liabilities		36
Statements of Operations		37
Consolidated Statement of Operations		39
Statements of Changes in Net Assets		40
Consolidated Statements of Changes in Net Assets		44
Statement of Cash Flows		45
Notes to Financial Statements		179
Report of Independent Registered Public Accounting Firm		198
Glossary		199
Federal Income Tax Information		200
Management of the Trust		201
Privacy Policy		203

FUND	Fund Summary	Schedule of Investments

PIMCO All Asset Fund	6	46
PIMCO All Asset All Authority Fund	7	48
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	8	50
PIMCO Fundamental Advantage Total Return Strategy Fund	9	63
PIMCO Fundamental IndexPLUS™ Fund	10	77
PIMCO Fundamental IndexPLUS™ TR Fund	11	85
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	12	96
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	13	107
PIMCO Small Cap StocksPLUS® TR Fund	14	115
PIMCO StocksPLUS® Fund	15	126
PIMCO StocksPLUS® Long Duration Fund	16	136
PIMCO StocksPLUS® Total Return Fund	17	144
PIMCO StocksPLUS® TR Short Strategy Fund	18	156
PIMCO Global Multi-Asset Fund	19	170

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648 for Institutional Class, Class P and Administrative Class shares or (800) 426-0107 for Class D shares, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 for Institutional Class, Class P and Administrative Class shares or (800) 426-0107 for Class D shares and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by PIMCO Investments LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco.com/investments, (888) 87-PIMCO.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder:

Over the past twelve months we witnessed a number of extraordinary events that have had significant repercussions for the financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. Rising commodities prices, namely food and oil, along with unsettled markets in general, also present investors with heightened allocation challenges.

In addition, outside of the reporting period on April 18, 2011, Standard & Poor’s (an independent credit rating agency) reaffirmed its AAA-credit rating of the U.S., but placed a “negative outlook” on U.S. sovereign debt due to concerns over the growing deficit and increasing government indebtedness. This serves as an important warning that the U.S. government must work towards a credible medium-term fiscal package – as well as long-term debt reduction efforts. It also is a reminder that the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have a significant impact on the global economy and financial markets.

PIMCO is keenly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant is crucial to successful investing while searching for attractive investment opportunities throughout the global marketplace.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

Yields across the U.S. Treasury yield curve declined as capital moved back into U.S. Treasuries towards the latter part of the reporting period due to global concerns over the turmoil in the Middle East/North Africa and the lingering effects on global financial markets from the earthquake and tsunami in Japan. Investors focused more intently on the growing U.S. deficit and deteriorating U.S. government balance sheet. The Federal Reserve maintained its stance on low short-term interest rates as well as its commitment to previously announced Quantitative Easing II polices despite signs of improved economic activity. The benchmark ten-year U.S. Treasury note yielded 3.47% at the end of the reporting period, or 0.36% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 5.12% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) gained 7.91% during the reporting period, as represented by the Barclays Capital U.S. TIPS Index. TIPS produced strong returns as real yields rallied due to slowing real growth, a broad market flight-to-quality and expectations of higher upcoming inflation. In addition, inflation accruals were modestly positive amid rising commodities prices. TIPS outperformed their nominal U.S. Treasury counterparts as breakeven inflation levels (or the difference between nominal and real yields) moved higher.

■

Agency mortgage-backed securities (“MBS”) performed better than comparable U.S. Treasury securities, and were supported by higher mortgage rates and benign prepayment reports. Non-Agency MBS also performed well as new supply continued to remain exceptionally low, and as demand from the U.S. government’s Public-Private Investment Program and other investors seeking higher yield caused prices to increase. In the asset-backed securities (“ABS”) market, the U.S. government’s Term Asset-Backed Securities Loan Facility (“TALF”) appeared a success in restarting the consumer ABS market, providing more attractive funding costs and helping induce investor demand for high-quality consumer ABS.

■	Corporate bonds, particularly high-yield bonds, were among the best performing fixed income asset classes during the reporting period. Lending standards and liquidity conditions continued

2	PIMCO Funds	Strategic Markets Bond Funds

to improve, prompting strong new issuance in both the investment-grade and high-yield corporate bond markets. Continued improvement in U.S. and global growth prospects helped many of the largest corporations strengthen their balance sheets. Investors favored the corporate bond sector over U.S. Treasury securities due to improving corporate fundamentals and heightened investor concerns over a deteriorating U.S. government balance sheet.

■

The municipal bond market in general was affected by a number of issues during the reporting period, namely negative headlines relating to the potential for greater default risk and significant new issue supply during the fourth quarter due to the winding down of the Build American Bond Program at the end of 2010. The Barclays Capital Municipal Bond Index returned 1.63% for the reporting period as compared to a return of 4.53% for the Barclays Capital U.S. Treasury Index.

■

Increased global concerns related to sovereign credit worthiness of countries in the European periphery, the unrest in the Middle East/North Africa, and the Japanese earthquake created volatility in global markets, which affected emerging markets (“EM”) spreads and yields. Nonetheless, given the stronger growth outlook for EM economies and continued interest from investors in EM strategies, EM U.S. dollar and local currency denominated debt posted strong positive returns for the reporting period.

■

Despite a volatile period global equities generally posted positive returns for the reporting period as investors looked for returns from higher risk asset classes. U.S. equities, as measured by the S&P 500 Index, returned 15.65% and international equities, as represented by the MSCI World Index, returned 13.45% for the reporting period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments or our investment manager’s website at www.pimco.com.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds May 18, 2011

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2011	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying PIMCO fund risks. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The PIMCO All Asset, PIMCO All Asset All Authority and PIMCO Global Multi-Asset Funds (“PIMCO Fund of Funds”) may invest their respective assets in Underlying PIMCO Funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

On each individual Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares, respectively. The Class P shares of the following Funds were first offered in (month/year): PIMCO All Asset Fund (4/08), PIMCO Fundamental IndexPLUS™ TR Fund (4/08), PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (4/08), PIMCO Small Cap StocksPLUS® TR Fund (4/08), PIMCO StocksPLUS® Fund (4/08), PIMCO StocksPLUS® Total Return Fund (4/08), PIMCO All Asset

4	PIMCO Funds	Strategic Markets Bond Funds

All Authority Fund (7/08), PIMCO Global Multi-Asset Fund (10/08), PIMCO StocksPLUS® TR Short Strategy Fund (1/10), PIMCO Fundamental Advantage Total Return Strategy Fund (06/10). PIMCO Fundamental IndexPLUS™ Fund (11/10) and PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund (1/11). The Administrative Class shares of the following Funds were first offered in (month/year): PIMCO StocksPLUS® Fund (1/97), PIMCO All Asset Fund (12/02), PIMCO Fundamental IndexPLUS™ Fund (6/05), PIMCO Fundamental IndexPLUS™ TR Fund (6/05), and PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (11/06). The Class D shares of the following Funds were first offered in (month/year): PIMCO StocksPLUS® Fund (4/98), PIMCO All Asset Fund (4/03), PIMCO StocksPLUS® Total Return Fund (7/03), PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (10/03), PIMCO Fundamental IndexPLUS™ TR Fund (6/05), PIMCO All Asset All Authority Fund (7/05), PIMCO Small Cap StocksPLUS® TR Fund (7/06), PIMCO StocksPLUS® TR Short Strategy Fund (7/06), PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (11/06), PIMCO Fundamental IndexPLUS™ Fund (12/06), PIMCO Fundamental Advantage Total Return Strategy Fund (7/08), and PIMCO Global Multi-Asset Fund (10/08). All other Funds in this Shareholder Report do not currently offer Class P, Administrative Class, and Class D shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated,

which for most funds is from October 1, 2010 to March 31, 2011, with the exception of Class P shares of the PIMCO Fundamental IndexPLUS™ Fund, which is from November 19, 2010 (the date the class commenced operations) to March 31, 2011 and the Class P shares of the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, which is from January 7, 2011 (the date the class commenced operations) to March 31, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2011	5

PIMCO All Asset Fund

Institutional Class - PAAIX	Class P - PALPX
Administrative Class - PAALX	Class D - PASDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	13.5%
PIMCO Income Fund	9.8%
PIMCO Real Return Asset Fund	8.1%
PIMCO EM Fundamental Index PLUS™ TR Strategy Fund	7.1%
PIMCO Floating Income Fund	6.6%
PIMCO High Yield Fund	5.7%
PIMCO Unconstrained Bond Fund	5.2%
PIMCO CommodityRealReturn Strategy Fund®	5.2%
PIMCO CommoditiesPLUS™ Strategy Fund	5.1%
Other	33.7%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	14.35%	6.96%	9.29%
PIMCO All Asset Fund Class P	14.15%	6.87%	9.19%
PIMCO All Asset Fund Administrative Class	14.02%	6.70%	9.03%
PIMCO All Asset Fund Class D	13.84%	6.42%	8.69%
Barclays Capital U.S. TIPS: 1-10 Year Index	6.78%	6.17%	5.89%
Consumer Price Index + 500 Basis Points	7.92%	7.49%	7.75%
Lipper Flexible Portfolio Funds Average	12.50%	3.80%	7.40%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.885% for the Institutional Class shares, 0.985% for Class P shares, 1.135% for the Administrative Class shares, and 1.285% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,044.90	$1,044.42	$1,043.74	$1,043.12	$1,024.23	$1,023.68	$1,022.94	$1,022.19
Expenses Paid During Period†	$0.71	$1.27	$2.04	$2.80	$0.71	$1.26	$2.02	$2.77

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.145% for Institutional Class, 0.245% for Class P, 0.395% for Administrative Class, and 0.545% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon allocation of the Fund’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Fund. The Underlying PIMCO Fund expenses attributable to management fees are currently capped at 0.64% of the total assets invested in Underlying PIMCO Funds. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.08%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund, and the PIMCO RealRetirement® Funds, as well as in funds of the PIMCO Equity Series).

»

An allocation to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, added to returns as this Underlying PIMCO Fund posted positive returns for the reporting period.

»	Exposure to beta-neutral, alpha oriented strategies, via the PIMCO Unconstrained Bond Fund, added to returns as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS™ Strategy Fund, added to returns as these Underlying PIMCO Funds posted positive returns for the reporting period.

»	Exposure to emerging market currencies, achieved through the PIMCO Developing Local Markets Fund, added to returns as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Modest exposure to equity strategies, achieved primarily through the PIMCO EM Fundamental IndexPLUS™ TR Strategy, added to returns as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund added to returns. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI® 1000 Index and short equity exposure via the S&P 500 Index, with actively managed fixed income collateral, posted positive returns for the period.

6	PIMCO Funds	Strategic Markets Bond Funds

PIMCO All Asset All Authority Fund

Institutional Class - PAUIX	Class P - PAUPX
Class D - PAUDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	11.4%
PIMCO StocksPLUS® TR Short Strategy Fund	8.9%
PIMCO High Yield Fund	7.1%
PIMCO Income Fund	6.9%
PIMCO Real Return Asset Fund	6.2%
PIMCO Unconstrained Bond Fund	6.0%
PIMCO Developing Local Markets Fund	5.8%
PIMCO CommoditiesPLUS™ Strategy Fund	5.7%
PIMCO CommodityRealReturn Strategy Fund®	5.6%
PIMCO Floating Income Fund	5.3%
Other	31.1%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	11.65%	7.70%	8.18%
PIMCO All Asset All Authority Fund Class P	11.46%	7.55%	7.99%
PIMCO All Asset All Authority Fund Class D	11.13%	7.15%	7.57%
S&P 500 Index	15.64%	2.62%	5.28%
Consumer Price Index + 650 Basis Points	9.54%	9.10%	9.43%
Lipper Flexible Portfolio Funds Average	12.50%	3.80%	6.22%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 1.17% for the Institutional Class shares, 1.27% for Class P shares, and 1.57% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,018.44	$1,018.02	$1,015.58	$1,022.04	$1,021.54	$1,020.04
Expenses Paid During Period†	$2.92	$3.42	$4.92	$2.92	$3.43	$4.94

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.58% for Institutional Class, 0.68% for Class P, and 0.98% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class, or as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO Global Multi-Asset Fund, and the PIMCO RealRetirement® Funds, as well as in funds of the PIMCO Equity Series).

»

An allocation to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, added to returns as this Underlying PIMCO Fund posted positive returns for the reporting period.

»	Exposure to beta-neutral, alpha oriented strategies, via the PIMCO Unconstrained Bond Fund, added to returns as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS™ Strategy Fund, added to returns as these Underlying PIMCO Funds posted positive returns for the reporting period.

»	Exposure to emerging market currencies, achieved through the PIMCO Developing Local Markets Fund, added to returns as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund added to returns. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI® 1000 Index and short equity exposure via the S&P 500 Index, with actively managed fixed income collateral, posted positive returns for the period.

»	An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund was a significant detractor from returns as this Underlying PIMCO Fund posted negative returns for the reporting period.

Annual Report	March 31, 2011	7

PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund

Institutional Class - PEFIX	Class P - PEFPX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

Allocation Breakdown‡

Short-Term Instruments	40.9%
Corporate Bonds & Notes	32.2%
Mortgage-Backed Securities	5.8%
U.S. Government Agencies	5.0%
U.S. Treasury Obligations	4.8%
Other	11.3%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	Fund Inception (11/26/08)
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund Institutional Class	24.97%	56.02%
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund Class P	24.87%	55.86%
FTSE RAFI® Emerging Markets Index	18.66%	44.74%	*
Lipper Emerging Market Funds Average	16.34%	41.53%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/2008.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P prospectus dated 7/31/10, as revised and supplemented to date, is 1.26% for the Institutional Class shares and 1.36% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,107.99	$1,035.94	$1,018.70	$1,018.20
Expenses Paid During Period†	$6.57	$3.13	$6.29	$6.79

† Expenses are equal to the net annualized ratio for the class (1.25% for Institutional Class and 1.35% for Class P), multiplied by the average account value over the period, multiplied by 182/365 for the Institutional Class (to reflect the one-half year period) and 83/365 for Class P (to reflect the period since inception date of 01/07/11 for Class P shares). The Fund’s Class P hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund seeks total return which exceeds the total return of the FTSE RAFI® Emerging Markets Index (the “Index”) and the MSCI Emerging Markets Index (the “Secondary Index”) by investing under normal circumstances in derivatives based on the Enhanced RAFI® Emerging Markets Fundamental Index, an enhanced, performance recalibrated version of the Index, backed by a diversified short to intermediate duration portfolio comprised of fixed-income instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

The Fund’s exposure to emerging market equity markets through equity index derivatives added to absolute performance as the Enhanced RAFI® Emerging Markets Fundamental Index increased by 18.94% over the reporting period.

»

Within the fixed income portfolio backing the equity derivatives, a positive duration (or sensitivity to changes in market interest rates) added to returns due to a decline in the overall level of interest rates in the U.S.

»	An allocation to investment grade corporate bonds, with a focus on the financial sector, benefited performance as these securities outperformed like-duration U.S. Treasuries.

»	Holdings of Agency mortgage-backed securities (“MBS”), which outperformed like-duration U.S. Treasuries over the reporting period, added to returns.

»	Exposure to Brazilian money market instruments detracted from performance due to an increase in local interest rates in Brazil over the reporting period.

»	Exposure to non-Agency MBS contributed to absolute performance as these holdings generally experienced price appreciation during the reporting period.

»	Long exposure to the Brazilian real, which strengthened against the U.S. dollar, enhanced performance.

8	PIMCO Funds	Strategic Markets Bond Funds

PIMCO Fundamental Advantage Total Return Strategy Fund

Institutional Class - PFATX	Class P - PFAPX
Class D - PFSDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Corporate Bonds & Notes	33.1%
Short-Term Instruments	29.7%
U.S. Government Agencies	14.0%
Sovereign Issues	5.8%
Mortgage-Backed Securities	4.6%
Other	12.8%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Institutional Class	7.74%	9.33%
PIMCO Fundamental Advantage Total Return Strategy Fund Class P	7.43%	9.16%
PIMCO Fundamental Advantage Total Return Strategy Fund Class D	7.19%	8.82%
3 Month USD LIBOR Index	0.35%	1.31%
Lipper Equity Market Neutral Funds Average	2.35%	-0.37%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s Institutional Class, Class P, and Class D current prospectus dated 7/31/10, as revised and supplemented to date, is 0.90% for the Institutional Class shares, 1.00% for the Class P shares, and 1.30% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,011.44	$1,010.54	$1,008.99	$1,020.49	$1,020.00	$1,018.50
Expenses Paid During Period†	$4.46	$4.96	$6.46	$4.48	$4.99	$6.49

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.89% for Institutional Class, 0.99% for Class P, and 1.29% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental Advantage Total Return Strategy Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index.

»	The Fund’s long-short domestic equity exposure added to returns as the Enhanced RAFI® 1000 outperformed the S&P 500 Index over the reporting period.

»

Within the fixed income portfolio backing the equity derivatives, a positive duration (or sensitivity to changes in market interest rates) added to returns due to a decline in the overall level of interest rates in the U.S. over the reporting period.

»	An allocation to investment grade corporate bonds, with a focus on the financial sector, benefited performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

»	Holdings of Agency mortgage-backed securities (“MBS”), which outperformed like-duration U.S. Treasuries over the reporting period, added to returns.

»	Exposure to Brazilian money market instruments detracted from performance due to an increase in local interest rates over the reporting period.

»	Exposure to non-Agency MBS contributed to absolute performance as these holdings generally experienced price appreciation over the reporting period.

»	Long exposure to the Brazilian real, which strengthened against the U.S. dollar over the reporting period, enhanced performance.

Annual Report	March 31, 2011	9

PIMCO Fundamental IndexPLUS™ Fund

Institutional Class - PFPIX	Class P - PNPPX
Administrative Class - PFPAX	Class D - PFPDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	38.2%
Corporate Bonds & Notes	26.1%
U.S. Government Agencies	17.1%
Mortgage-Backed Securities	9.4%
Asset-Backed Securities	3.7%
Other	5.5%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Institutional Class	20.71%	3.94%	5.16%
PIMCO Fundamental IndexPLUS™ Fund Class P	20.53%	3.81%	5.03%
PIMCO Fundamental IndexPLUS™ Fund Administrative Class	20.33%	3.68%	4.91%
PIMCO Fundamental IndexPLUS™ Fund Class D	20.23%	3.54%	4.76%
FTSE RAFI® US 1000 Index	16.95%	4.92%	6.09%
S&P 500 Index	15.64%	2.62%	4.02%
Lipper Specialty Diversified Equity Funds Average	9.56%	2.14%	2.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.73% for the Institutional Class shares, 0.83% for the Class P shares, 0.98% for the Administrative Class shares, and 1.13% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI® 1000 Index is based on the patented intellectual property of Research Affiliates, LLC; US Patent No. 7,792,719.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,211.33	$1,141.80	$1,209.85	$1,208.26	$1,021.44	$1,020.94	$1,020.19	$1,019.45
Expenses Paid During Period†	$3.86	$3.10	$5.23	$6.06	$3.53	$4.03	$4.78	$5.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.70% for Institutional Class, 0.80% for Class P, 0.95% for Administrative Class, and 1.10% for Class D), multiplied by the average account value over the period, multiplied by 182/365 for the Institutional Class, Administrative Class and Class D (to reflect the one-half year period) and 132/365 for Class P (to reflect the period since inception date of 11/19/10 for Class P shares). The Fund’s Class P hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ Fund seeks total return which exceeds that of the FTSE RAFI® 1000 Index (the “Index”), by investing under normal circumstances in derivatives based on Enhanced RAFI® 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short-term fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index.

»	The Fund’s exposure to U.S. equity markets through equity index derivatives enhanced absolute performance as the Enhanced RAFI® 1000 returned 17.25% over the reporting period.

»

Within the fixed income portfolio backing the equity derivatives, a positive duration (or sensitivity to changes in market interest rates) added to returns due to a decline in the overall level of interest rates in the U.S.

»	An allocation to investment grade corporate bonds, with a focus on the financial sector, benefited performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

»	Holdings of Agency mortgage-backed securities (“MBS”), which outperformed like-duration U.S. Treasuries over the reporting period, added to returns.

»	Exposure to Brazilian money market instruments detracted from performance due to an increase in local interest rates over the reporting period.

»	Non-Agency MBS contributed to absolute performance as these holdings generally experienced price appreciation over the reporting period.

»	Long exposure to the Brazilian real, which strengthened against the U.S. dollar over the reporting period, enhanced performance.

10	PIMCO Funds	Strategic Markets Bond Funds

PIMCO Fundamental IndexPLUS™ TR Fund

Institutional Class - PXTIX	Class P - PIXPX
Administrative Class - PXTAX	Class D - PIXDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Corporate Bonds & Notes	32.3%
Short-Term Instruments	28.1%
U.S. Government Agencies	19.9%
Mortgage-Backed Securities	7.5%
Municipal Bonds & Notes	3.1%
Other	9.1%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUSTM TR Fund Institutional Class	25.43%	8.65%	8.85%
PIMCO Fundamental IndexPLUSTM TR Fund Class P	25.17%	8.51%	8.70%
PIMCO Fundamental IndexPLUSTM TR Fund Administrative Class	24.89%	8.35%	8.54%
PIMCO Fundamental IndexPLUSTM TR Fund Class D	24.99%	8.21%	8.41%
FTSE RAFI® US 1000 Index	16.95%	4.92%	6.09%
S&P 500 Index	15.64%	2.62%	4.02%
Lipper Specialty Diversified Equity Funds Average	9.56%	2.14%	2.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.97% for the Institutional Class shares, 0.99% for Class P shares, 1.17%% for the Administrative Class shares, and 1.32% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI® 1000 Index is based on the patented intellectual property of Research Affiliates, LLC; US Patent No. 7,792,719.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,195.13	$1,194.95	$1,193.87	$1,194.94	$1,020.94	$1,020.44	$1,019.70	$1,018.95
Expenses Paid During Period†	$4.38	$4.93	$5.74	$6.57	$4.03	$4.53	$5.29	$6.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.80% for Institutional Class, 0.90% for Class P, 1.05% for Administrative Class, and 1.20% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ TR Fund seeks total return which exceeds that of the FTSE RAFI® 1000 Index (the “Index”), by investing under normal circumstances in derivatives based on Enhanced RAFI® 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index.

»	The Fund’s exposure to U.S. equity markets through equity index derivatives enhanced absolute performance as the Enhanced RAFI® 1000 returned 17.25% over the reporting period.

»

Within the fixed income portfolio backing the equity derivatives, a positive duration (or sensitivity to changes in market interest rates) added to returns due to a decline in the overall level of interest rates in the U.S.

»	An allocation to investment grade corporate bonds, with a focus on the financial sector, benefited performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

»	Holdings of Agency mortgage-backed securities (“MBS”), which outperformed like-duration U.S. Treasuries over the reporting period, added to returns.

»	Exposure to Brazilian money market instruments detracted from performance due to an increase in local interest rates over the reporting period.

»	Exposure to non-Agency MBS contributed to absolute performance as these holdings generally experienced price appreciation over the reporting period.

»	Long exposure to the Brazilian real, which strengthened against the U.S. dollar over the reporting period, enhanced performance.

Annual Report	March 31, 2011	11

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Institutional Class - PSKIX	Class P - PPLPX
Administrative Class - PSKAX	Class D - PPUDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	44.2%
Corporate Bonds & Notes	31.9%
U.S. Government Agencies	6.6%
Mortgage-Backed Securities	5.4%
Asset-Backed Securities	3.4%
Other	8.5%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Institutional Class	15.90%	3.17%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class P	16.04%	3.14%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Administrative Class	15.75%	2.93%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class D	15.58%	2.72%
MSCI EAFE Net Dividend Index (USD Unhedged)	10.42%	-1.11%
Lipper International Multi-Cap Core Funds Average	12.42%	-0.33%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.65% for the Institutional Class shares, 0.75% for Class P shares, 0.90% for the Administrative Class shares, and 1.05% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,107.17	$1,107.99	$1,106.81	$1,104.39	$1,021.74	$1,021.24	$1,020.49	$1,019.75
Expenses Paid During Period†	$3.36	$3.89	$4.67	$5.46	$3.23	$3.73	$4.48	$5.24

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.64% for Institutional Class, 0.74% for Class P, 0.89% for Administrative Class, and 1.04% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»

The Fund’s exposure to developed international equity markets through equity index derivatives enhanced absolute performance as the MSCI EAFE Net Dividend Index (USD Unhedged) returned 10.42% over the reporting period.

»

Within the fixed income portfolio backing the equity derivatives, a positive duration (or sensitivity to changes in market interest rates) added to returns due to a decline in the overall level of interest rates in the U.S. over the reporting period.

»	An allocation to investment grade corporate bonds, with a focus on the financial sector, benefited performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

»	Holdings of Agency mortgage-backed securities (“MBS”), which outperformed like-duration U.S. Treasuries over the reporting period, added to returns.

»	Exposure to Brazilian money market instruments detracted from performance due to an increase in local interest rates over the reporting period.

»	Exposure to non-Agency MBS contributed to absolute performance as these holdings generally experienced price appreciation over the reporting period.

»	Long exposure to the Brazilian real, which strengthened against the U.S. dollar over the reporting period, enhanced performance.

12	PIMCO Funds	Strategic Markets Bond Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX	Class D - PIPDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	29.9%
Corporate Bonds & Notes	29.4%
U.S. Government Agencies	17.8%
Mortgage-Backed Securities	10.6%
Sovereign Issues	4.7%
Other	7.6%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Institutional Class	8.75%	3.70%	9.43%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class D	8.31%	3.27%	8.94%
MSCI EAFE Hedged USD Index	2.28%	-1.48%	5.85%	*
Lipper International Multi-Cap Core Funds Average	12.42%	1.70%	8.40%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio is as stated in the Fund’s current Institutional Class and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.96% for the Institutional Class shares and 1.21% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class D	Institutional Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,061.95	$1,058.48	$1,021.14	$1,019.15
Expenses Paid During Period†	$3.91	$5.95	$3.83	$5.84

† Expenses are equal to the net annualized expense ratio for the class (0.76% for Institutional Class and 1.16% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»

The Fund’s exposure to developed international equity markets through equity index derivatives enhanced absolute performance as the MSCI EAFE Net Dividend Index (USD Hedged) returned 2.28% over the reporting period.

»

Hedging the non-U.S. dollar currency exposure in the equity index derivatives back to the U.S. dollar detracted from returns as the U.S. dollar depreciated against most developed non-U.S. currencies over the reporting period.

»

Within the fixed income portfolio backing the equity derivatives, a positive duration (or sensitivity to changes in market interest rates) added to returns due to a decline in the overall level of interest rates in the U.S. over the reporting period.

»	An allocation to investment grade corporate bonds, with a focus on the financial sector, benefited performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

»	Holdings of Agency mortgage-backed securities (“MBS”), which outperformed like-duration U.S. Treasuries over the reporting period, added to returns.

»	Exposure to Brazilian money market instruments detracted from performance due to an increase in local interest rates over the reporting period.

»	Exposure to non-Agency MBS contributed to absolute performance as these holdings generally experienced price appreciation over the reporting period.

Annual Report	March 31, 2011	13

PIMCO Small Cap StocksPLUS® TR Fund

Institutional Class - PSCSX	Class P - PCKPX
Class D - PCKDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	48.9%
Corporate Bonds & Notes	27.8%
U.S. Government Agencies	9.9%
Asset-Backed Securities	3.5%
Mortgage-Backed Securities	3.2%
Other	6.7%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Institutional Class	35.77%	9.86%	9.86%
PIMCO Small Cap StocksPLUS® TR Fund Class P	35.41%	9.73%	9.73%
PIMCO Small Cap StocksPLUS® TR Fund Class D	35.09%	9.41%	9.41%
Russell 2000® Index	25.79%	3.35%	3.34%
Lipper Specialty Diversified Equity Funds Average	9.56%	2.14%	2.14%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 7/31/10, as revised and supplemented to date, is 0.79% for the Institutional Class shares, 0.80% for Class P shares, and 1.13% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,254.98	$1,253.16	$1,251.39	$1,021.29	$1,020.79	$1,019.30
Expenses Paid During Period†	$4.10	$4.66	$6.34	$3.68	$4.18	$5.69

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.73% for Institutional Class, 0.83% for Class P, and 1.13% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s exposure to U.S. equity markets through equity index derivatives enhanced absolute performance as the Russell 2000® Index returned 25.79% over the reporting period.

»

Within the fixed income portfolio backing the equity derivatives, a positive duration (or sensitivity to changes in market interest rates) added to returns due to a decline in the overall level of interest rates in the U.S. over the reporting period.

»

An allocation to investment grade corporate bonds, with a focus on the financial sector, was beneficial to performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

»	Holdings of Agency mortgage-backed securities (“MBS”), which outperformed like-duration U.S. Treasuries over the reporting period, added to returns.

»	Exposure to Brazilian money market instruments detracted from performance due to an increase in local interest rates over the reporting period.

»	Exposure to non-Agency MBS contributed to absolute performance as these holdings generally experienced price appreciation over the reporting period.

»	Long exposure to the Brazilian real, which strengthened against the U.S. dollar over the reporting period, enhanced performance.

14	PIMCO Funds	Strategic Markets Bond Funds

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class P - PSKPX
Administrative Class - PPLAX	Class D - PSPDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	49.0%
Corporate Bonds & Notes	25.4%
U.S. Government Agencies	14.6%
Mortgage-Backed Securities	4.4%
Asset-Backed Securities	3.8%
Other	2.8%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	18.59%	2.89%	3.61%	8.87%
PIMCO StocksPLUS® Fund Class P	18.53%	2.85%	3.61%	8.88%
PIMCO StocksPLUS® Fund Administrative Class	18.30%	2.67%	3.32%	8.55%
PIMCO StocksPLUS® Fund Class D	18.11%	2.49%	3.11%	8.40%
S&P 500 Index	15.64%	2.62%	3.29%	8.42%	*
Lipper Large-Cap Core Funds Average	13.44%	2.17%	3.08%	7.80%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/1993.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.54% for the Institutional Class shares, 0.61% for Class P shares, 0.79% for the Administrative Class shares, and 0.94% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,188.13	$1,188.05	$1,186.84	$1,185.41	$1,022.44	$1,021.94	$1,021.19	$1,020.44
Expenses Paid During Period†	$2.73	$3.27	$4.09	$4.90	$2.52	$3.02	$3.78	$4.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, 0.75% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s exposure to U.S. equity markets through equity index derivatives enhanced absolute performance as the S&P 500 Index returned 15.65% over the reporting period.

»

Within the fixed income portfolio backing the equity derivatives, a positive duration (or sensitivity to market interest rates) added to returns due to a decline in the overall level of interest rates in the U.S.

»	An allocation to investment grade corporate bonds, with a focus on the financial sector, benefited performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

»	Holdings of Agency mortgage-backed securities (“MBS”), which outperformed like-duration U.S. Treasuries over the reporting period, added to returns.

»	Exposure to Brazilian money market instruments detracted from performance due to an increase in local interest rates over the reporting period.

»	Exposure to non-Agency MBS contributed to absolute performance as these holdings generally experienced price appreciation over the reporting period.

»	Long exposure to the Brazilian real, which strengthened against the U.S. dollar, enhanced performance.

Annual Report	March 31, 2011	15

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class shares is $1,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	43.8%
U.S. Treasury Obligations	18.4%
U.S. Government Agencies	15.0%
Short-Term Instruments	13.2%
Municipal Bonds & Notes	5.7%
Other	3.9%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	25.78%	5.14%
S&P 500 Index	15.64%	-0.74%
S&P 500 Index + Barclays Capital Long-Term Government/Credit Index—3 Month LIBOR	25.85%	3.75%
Lipper Specialty Diversified Equity Funds Average	9.56%	1.50%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 7/31/10, as revised and supplemented to date, is 0.60% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,113.17	$1,021.94
Expenses Paid During Period†	$3.16	$3.02

† Expenses are equal to the net annualized expense ratio of 0.60% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmark indexes, consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»

A slight overweight duration position (or sensitivity to changes in market interest rates) versus the Fund’s benchmark index benefited performance as yields fell across the majority of the maturities over the reporting period.

»	A front-end yield curve steepening bias slightly detracted from relative performance as the two- to ten-year yield spread flattened slightly during the reporting period.

»	An out-of-benchmark allocation to long Agency debentures contributed to performance as they outperformed like-duration U.S. Treasuries over the reporting period.

»	A below-benchmark allocation to corporates slightly detracted from performance as corporates outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to a basket of foreign currencies benifited performance as these currencies appreciated versus the U.S. dollar.

»	The Fund’s exposure to U.S. equity markets through equity index derivatives enhanced absolute performance as the S&P 500 Index returned 15.65% over the reporting period

16	PIMCO Funds	Strategic Markets Bond Funds

PIMCO StocksPLUS® Total Return Fund

Institutional Class - PSPTX	Class P - PTOPX
Class D - PSTDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	34.9%
Corporate Bonds & Notes	31.0%
U.S. Government Agencies	14.0%
Mortgage-Backed Securities	5.0%
Asset-Backed Securities	4.2%
Other	10.9%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Total Return Fund Institutional Class	23.03%	5.35%	7.90%
PIMCO StocksPLUS® Total Return Fund Class P	22.86%	5.25%	7.84%
PIMCO StocksPLUS® Total Return Fund Class D	22.52%	4.94%	7.49%
S&P 500 Index	15.64%	2.62%	5.46%	*
Lipper Large-Cap Core Funds Average	13.44%	2.17%	5.07%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.69% for the Institutional Class shares, 0.76% for Class P shares, and 1.09% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,171.19	$1,170.06	$1,167.53	$1,021.74	$1,021.24	$1,019.75
Expenses Paid During Period†	$3.46	$4.00	$5.62	$3.23	$3.73	$5.24

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.64% for Institutional Class, 0.74% for Class P, and 1.04% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Total Return Fund seeks total return which exceeds that of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s exposure to U.S. equity markets through equity index derivatives enhanced absolute performance as the S&P 500 Index returned 15.65% over the reporting period.

»

Within the fixed income portfolio backing the equity derivatives, a positive duration (or sensitivity to changes in market interest rates) added to returns due to a decline in the overall level of interest rates in the U.S. over the reporting period.

»	An allocation to investment grade corporate bonds, with a focus on the financial sector, benefited performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

»	Holdings of Agency mortgage-backed securities (“MBS”), which outperformed like-duration U.S. Treasuries over the reporting period, added to returns.

»	Exposure to Brazilian money market instruments detracted from performance due to an increase in local interest rates over the reporting period.

»	Exposure to non-Agency MBS contributed to absolute performance as these holdings generally experienced price appreciation over the reporting period.

»	Long exposure to the Brazilian real, which strengthened against the U.S. dollar over the reporting period, enhanced performance.

Annual Report	March 31, 2011	17

PIMCO StocksPLUS® TR Short Strategy Fund

Institutional Class - PSTIX	Class P - PSPLX
Class D - PSSDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Corporate Bonds & Notes	37.6%
Short-Term Instruments	21.7%
U.S. Government Agencies	14.1%
Mortgage-Backed Securities	6.6%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.6%
Other	7.9%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® TR Short Strategy Fund Institutional Class	-10.22%	2.77%	1.52%
PIMCO StocksPLUS® TR Short Strategy Fund Class P	-10.22%	2.71%	1.47%
PIMCO StocksPLUS® TR Short Strategy Fund Class D	-10.50%	2.31%	1.09%
S&P 500 Index	15.64%	2.62%	5.98%	*
Inverse of S&P 500 Index	-16.25%	-5.60%	-7.80%	*
Lipper Dedicated Short-Bias Fund Average	-30.66%	-13.48%	-13.57%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 07/31/2003.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 0.64% for the Institutional Class shares, 0.74% for Class P shares, and 1.04% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$847.83	$849.70	$846.96	$1,021.74	$1,021.24	$1,019.75
Expenses Paid During Period†	$2.95	$3.41	$4.79	$3.23	$3.73	$5.24

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.64% for Institutional Class, 0.74% for Class P and 1.04% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® TR Short Strategy Fund seeks total return through the implementation of short investment positions on the S&P 500 Index (the “Index”) by investing primarily in short positions with respect to the Index or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value may vary inversely to the value of the Index on a daily basis, subject to certain limitations as summarized in the Fund’s prospectus. The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments.

»	The Fund’s short exposure to U.S. equity markets through equity index derivatives significantly detracted from absolute performance as the Index returned 15.65% over the reporting period.

»	Exposure to Brazilian money market instruments detracted from performance due to an increase in local interest rates over the reporting period.

»

Within the fixed income portfolio backing the equity derivatives, a positive duration (or sensitivity to changes in market interest rates) added to returns due to a decline in the overall level of interest rates in the U.S.

»

An allocation to investment grade corporate bonds, with a focus on the financial sector, was beneficial to performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

»	Holdings of Agency mortgage-backed securities (“MBS”), which outperformed like-duration U.S. Treasuries over the reporting period, added to returns.

»	Exposure to non-Agency MBS contributed to absolute performance as these holdings generally experienced price appreciation over the reporting period.

»	Long exposure to the Brazilian real, which strengthened against the U.S. dollar over the reporting period, enhanced performance.

18	PIMCO Funds	Strategic Markets Bond Funds

PIMCO Global Multi-Asset Fund

Institutional Class - PGAIX	Class P - PGAPX
Class D - PGMDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Mutual Funds	56.0%
Exchange-Traded Funds	22.8%
Short-Term Instruments	8.5%
Corporate Bonds & Notes	7.3%
Sovereign Issues	4.0%
Other	1.4%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Institutional Class	14.34%	14.90%
PIMCO Global Multi-Asset Fund Class P	14.26%	14.81%
PIMCO Global Multi-Asset Fund Class D	13.71%	14.27%
MSCI World Index	13.45%	17.29%
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	10.56%	14.21%
Lipper Global Flexible Portfolio Funds Average	10.65%	15.43%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Class D prospectus dated 7/31/10, as revised and supplemented to date, is 1.48% for the Institutional Class shares, 1.58% for Class P shares, and 2.08% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,083.94	$1,083.57	$1,080.46	$1,022.24	$1,021.74	$1,019.25
Expenses Paid During Period†	$2.81	$3.32	$5.91	$2.72	$3.23	$5.74

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.54% for Institutional Class, 0.64% for Class P, and 1.14% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Acquired Funds (affiliated and unaffiliated funds in which the Fund may invest), which based upon allocation of the Fund’s assets among the Acquired Funds are indirectly borne by the shareholders of the Fund. The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.41%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Fund seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, fixed-income instruments, equity securities, forwards and derivatives.

»	An allocation to emerging markets equities contributed to performance as the MSCI Emerging Markets Index returned 18.46% over the reporting period, outperforming global developed equities.

»	An allocation to diversified commodities contributed to relative performance as the Dow Jones-UBS Commodity Index Total Return returned 28.49% over the reporting period.

»	An asset allocation decision to underweight global equities detracted from performance as developed equities rallied over the reporting period.

»	An overweight to duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield decreased over the reporting period.

»	An allocation to gold benefited performance as gold rallied strongly over the reporting period.

»

An allocation to emerging markets local currency debt benefited absolute performance as the JPMorgan Government Bond Index—Emerging Markets Global Diversified Composite returned 12.85% for the reporting period.

»	Purchases within the portfolio of tail hedge put options on the S&P 500 Index detracted from performance as the S&P 500 Index rallied over the reporting period.

Annual Report	March 31, 2011	19

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS: 1-10 Year Index	Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Treasury Index	The Barclays Capital U.S. Treasury Index is an unmanaged index comprised of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

20	PIMCO Funds	Strategic Markets Bond Funds

Index	Description

FTSE RAFI® Emerging Markets Index	The FTSE RAFI® Emerging Markets Index is part of the FTSE RAFI® Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of non market-cap weighted indexes, the FTSE RAFI® Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI® Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI® Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. It is not possible to invest directly in an unmanaged index.

FTSE RAFI® US 1000 Index	FTSE RAFI® US 1000 Index is part of the FTSE RAFI® Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI® Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI® US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in an unmanaged index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Net Dividend Hedged USD is a free float-adjusted market capitalization index of issuers in countries of Europe, Australia, and the Far East represented in US Dollars on a hedged basis. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

S&P 500 Index + Barclays Capital Long-Term Government/Credit Index - 3 Month LIBOR	S&P 500 Index + Barclays Capital Long-Term Government/Credit Index - 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Capital Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Capital Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2011	21

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO All Asset Fund
Institutional Class
03/31/2011	$11.69	$0.99	$0.64	$1.63	$(0.94)	$0.00
03/31/2010	9.75	0.94	1.90	2.84	(0.90)	0.00
03/31/2009	12.61	0.64	(2.85)	(2.21)	(0.65)	0.00
03/31/2008	12.80	0.99	(0.18)	0.81	(1.00)	0.00
03/31/2007	12.61	0.80	0.19	0.99	(0.76)	(0.04)
Class P
03/31/2011	11.70	1.05	0.56	1.61	(0.93)	0.00
03/31/2010	9.76	1.06	1.77	2.83	(0.89)	0.00
04/30/2008 - 03/31/2009	12.73	0.67	(3.00)	(2.33)	(0.64)	0.00
Administrative Class
03/31/2011	11.68	1.01	0.58	1.59	(0.91)	0.00
03/31/2010	9.74	0.95	1.87	2.82	(0.88)	0.00
03/31/2009	12.59	0.58	(2.81)	(2.23)	(0.62)	0.00
03/31/2008	12.78	0.91	(0.13)	0.78	(0.97)	0.00
03/31/2007	12.60	0.82	0.13	0.95	(0.73)	(0.04)
Class D
03/31/2011	11.64	1.01	0.56	1.57	(0.90)	0.00
03/31/2010	9.71	0.94	1.85	2.79	(0.86)	0.00
03/31/2009	12.56	0.55	(2.81)	(2.26)	(0.59)	0.00
03/31/2008	12.75	0.88	(0.14)	0.74	(0.93)	0.00
03/31/2007	12.57	0.69	0.21	0.90	(0.68)	(0.04)

PIMCO All Asset All Authority Fund
Institutional Class
03/31/2011	$10.37	$0.87	$0.31	$1.18	$(0.72)	$(0.03)
03/31/2010	9.06	0.97	1.17	2.14	(0.83)	0.00
03/31/2009	10.99	0.58	(1.86)	(1.28)	(0.53)	(0.12)
03/31/2008	10.69	0.79	0.34	1.13	(0.83)	0.00
03/31/2007	10.62	0.62	0.09	0.71	(0.62)	(0.02)
Class P
03/31/2011	10.37	0.85	0.31	1.16	(0.71)	(0.03)
03/31/2010	9.06	1.09	1.05	2.14	(0.83)	0.00
07/10/2008 - 03/31/2009	11.01	0.98	(2.36)	(1.38)	(0.45)	(0.12)
Class D
03/31/2011	10.30	0.79	0.33	1.12	(0.68)	(0.03)
03/31/2010	9.02	1.00	1.08	2.08	(0.80)	0.00
03/31/2009	10.94	0.38	(1.69)	(1.31)	(0.49)	(0.12)
03/31/2008	10.66	0.69	0.36	1.05	(0.77)	0.00
03/31/2007	10.59	0.54	0.11	0.65	(0.56)	(0.02)

*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets includes line of credit expense.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(d)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.
(e)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.20% to 0.20%.

22	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.94)	$12.38	14.35%	$16,140,734	0.165%		0.225%		0.165%		0.225%		8.15%		77	%**
(0.90)	11.69	29.57	11,900,977	0.245		0.225		0.245		0.225		8.23		78
(0.65)	9.75	(17.90)	9,006,687	0.205		0.225		0.205		0.225		5.70		89
(1.00)	12.61	6.51	11,355,872	0.205		0.225		0.205		0.225		7.65		96
(0.80)	12.80	8.04	8,947,098	0.235	(c)	0.235	(c)	0.235	(c)	0.235	(c)	6.30		86

(0.93)	12.38	14.15	605,583	0.265		0.325		0.265		0.325		8.57		77	**
(0.89)	11.70	29.45	241,450	0.345		0.325		0.345		0.325		9.17		78
(0.64)	9.76	(18.62)	7,770	0.305	*	0.325	*	0.305	*	0.325	*	7.64	*	89

(0.91)	12.36	14.02	269,338	0.415		0.475		0.415		0.475		8.29		77	**
(0.88)	11.68	29.32	163,748	0.495		0.475		0.495		0.475		8.31		78
(0.62)	9.74	(18.07)	100,063	0.455		0.475		0.455		0.475		5.10		89
(0.97)	12.59	6.25	161,144	0.455		0.475		0.455		0.475		7.04		96
(0.77)	12.78	7.73	184,943	0.485	(c)	0.485	(c)	0.485	(c)	0.485	(c)	6.48		86

(0.90)	12.31	13.84	673,857	0.565		0.625		0.565		0.625		8.28		77	**
(0.86)	11.64	29.13	331,333	0.645		0.625		0.645		0.625		8.25		78
(0.59)	9.71	(18.31)	191,631	0.705	(e)	0.725	(e)	0.705	(e)	0.725	(e)	4.92		89
(0.93)	12.56	5.92	328,258	0.805		0.825		0.805		0.825		6.87		96
(0.72)	12.75	7.33	330,304	0.835	(c)	0.835	(c)	0.835	(c)	0.835	(c)	5.50		86

$(0.75)	$10.80	11.65%	$4,370,025	0.56	%(b)	0.56	%(b)	0.25%		0.25%		8.01%		68	%**
(0.83)	10.37	23.98	1,742,748	0.44	(b)	0.44	(b)	0.25		0.25		9.34		45
(0.65)	9.06	(11.73)	635,426	0.55	(b)	0.55	(b)	0.25		0.25		5.96		117
(0.83)	10.99	10.99	394,381	1.91	(b)	1.91	(b)	0.25		0.25		7.25		116
(0.64)	10.69	6.87	298,604	1.80	(b)(d)	1.80	(b)(d)	0.27	(d)	0.27	(d)	5.79		128

(0.74)	10.79	11.46	1,651,590	0.66	(b)	0.66	(b)	0.35		0.35		7.82		68	**
(0.83)	10.37	23.91	530,846	0.54	(b)	0.54	(b)	0.35		0.35		10.42		45
(0.57)	9.06	(12.59)	250	0.58	*(b)	0.58	*(b)	0.35	*	0.35	*	14.98	*	117

(0.71)	10.71	11.13	646,732	0.96	(b)	0.96	(b)	0.65		0.65		7.34		68	**
(0.80)	10.30	23.38	292,246	0.84	(b)	0.84	(b)	0.65		0.65		9.63		45
(0.61)	9.02	(12.07)	57,816	1.05	(b)(e)	1.05	(b)(e)	0.75	(e)	0.75	(e)	3.87		117
(0.77)	10.94	10.26	36,373	2.41	(b)	2.41	(b)	0.85		0.85		6.35		116
(0.58)	10.66	6.27	14,482	2.41	(b)(d)	2.41	(b)(d)	0.87	(d)	0.87	(d)	5.12		128

Annual Report	March 31, 2011	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund
Institutional Class
03/31/2011	$11.10	$0.13	$2.52	$2.65	$(2.22)	$(0.29)	$0.00
03/31/2010	10.34	0.28	9.91	10.19	(9.03)	(0.40)	0.00
11/26/2008 - 03/31/2009	10.00	0.07	1.03	1.10	(0.76)	0.00	0.00
Class P
01/07/2011 - 03/31/2011	10.85	0.03	0.36	0.39	0.00	0.00	0.00

PIMCO Fundamental Advantage Total Return Strategy Fund
Institutional Class
03/31/2011	$4.62	$0.07	$0.28	$0.35	$(0.56)	$0.00	$0.00
03/31/2010	4.38	0.07	1.07	1.14	(0.73)	(0.17)	0.00
03/31/2009	10.00	0.37	(0.86)	(0.49)	(0.02)	(5.11)	0.00
02/29/2008 - 03/31/2008	10.00	0.01	(0.01)	0.00	0.00	0.00	0.00
Class P
06/30/2010 - 03/31/2011	4.71	0.05	0.13	0.18	(0.49)	0.00	0.00
Class D
03/31/2011	4.56	0.05	0.27	0.32	(0.54)	0.00	0.00
03/31/2010	4.35	0.04	1.07	1.11	(0.73)	(0.17)	0.00
07/31/2008 - 03/31/2009	9.81	0.23	(0.57)	(0.34)	(0.01)	(5.11)	0.00

PIMCO Fundamental IndexPLUS™ Fund
Institutional Class
03/31/2011	$7.03	$0.07	$1.22	$1.29	$(1.04)	$0.00	$0.00
03/31/2010	4.46	0.11	4.22	4.33	(1.76)	0.00	0.00
03/31/2009	9.52	0.31	(5.28)	(4.97)	0.00	0.00	(0.09)
03/31/2008	10.92	0.52	(1.32)	(0.80)	(0.12)	(0.03)	(0.45)
03/31/2007	10.34	0.51	0.96	1.47	(0.89)	0.00	0.00
Class P
11/19/2010 - 03/31/2011	6.89	0.02	0.92	0.94	(0.56)	0.00	0.00
Administrative Class
03/31/2011	7.01	0.05	1.21	1.26	(1.05)	0.00	0.00
03/31/2010	4.46	0.09	4.21	4.30	(1.75)	0.00	0.00
03/31/2009	9.51	0.27	(5.24)	(4.97)	0.00	0.00	(0.08)
03/31/2008	10.92	0.49	(1.32)	(0.83)	(0.10)	(0.03)	(0.45)
03/31/2007	10.34	0.45	0.99	1.44	(0.86)	0.00	0.00
Class D
03/31/2011	6.98	0.04	1.21	1.25	(1.02)	0.00	0.00
03/31/2010	4.45	0.09	4.18	4.27	(1.74)	0.00	0.00
03/31/2009	9.51	0.23	(5.21)	(4.98)	0.00	0.00	(0.08)
03/31/2008	10.92	0.48	(1.32)	(0.84)	(0.09)	(0.03)	(0.45)
12/29/2006 - 03/31/2007	10.72	0.12	0.08	0.20	0.00	0.00	0.00

*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

24	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(2.51)	$11.24	24.97%	$2,399,802	1.25%		1.25%		1.25%		1.25%		1.13%		517	%**
(9.43)	11.10	104.46	368,540	1.26		1.26		1.25		1.25		1.99		589
(0.76)	10.34	10.94	178,966	1.25	*	1.25	*	1.25	*	1.25	*	2.06	*	244

0.00	11.24	3.59	30	1.35	*	1.35	*	1.35	*	1.35	*	1.36	*	517	**

$(0.56)	$4.41	7.74%	$4,645,834	0.89%		0.89%		0.89%		0.89%		1.40%		512	%**
(0.90)	4.62	26.73	3,321,122	0.90		0.90		0.89		0.89		1.50		301
(5.13)	4.38	(3.56)	220,383	1.48		1.48		0.89		0.89		4.50		621
0.00	10.00	0.00	361,600	0.89	*	1.05	*	0.89	*	1.05	*	0.72	*	151

(0.49)	4.40	4.04	16,685	0.99	*	0.99	*	0.99	*	0.99	*	1.48	*	512	**

(0.54)	4.34	7.19	76,463	1.29		1.29		1.29		1.29		1.02		512	**
(0.90)	4.56	26.10	27,219	1.30		1.30		1.29		1.29		0.85		301
(5.12)	4.35	(2.02)	99	2.75	*	2.75	*	1.29	*	1.29	*	7.08	*	621

$(1.04)	$7.28	20.71%	$164,108	0.71%		0.71%		0.70%		0.70%		1.03%		125	%**
(1.76)	7.03	100.40	106,397	0.73		0.73		0.70		0.70		1.60		850
(0.09)	4.46	(52.43)	62,466	1.19		1.19		0.70		0.70		3.93		501
(0.60)	9.52	(7.88)	378,483	0.76		0.76		0.70		0.70		4.73		67
(0.89)	10.92	14.41	487,097	0.65		0.65		0.65		0.65		4.68		23

(0.56)	7.27	14.18	39	0.81	*	0.81	*	0.80	*	0.80	*	0.91	*	125	**

(1.05)	7.22	20.33	13	0.96		0.96		0.95		0.95		0.78		125	**
(1.75)	7.01	99.72	11	0.98		0.98		0.95		0.95		1.34		850
(0.08)	4.46	(52.44)	5	1.45		1.45		0.95		0.95		3.73		501
(0.58)	9.51	(8.14)	11	1.02		1.02		0.95		0.95		4.47		67
(0.86)	10.92	14.11	13	0.90		0.90		0.90		0.90		4.22		23

(1.02)	7.21	20.23	333	1.11		1.11		1.10		1.10		0.64		125	**
(1.74)	6.98	99.35	23	1.13		1.13		1.10		1.10		1.38		850
(0.08)	4.45	(52.53)	24	1.71		1.71		1.10		1.10		3.56		501
(0.57)	9.51	(8.24)	9	1.17		1.17		1.10		1.10		4.33		67
0.00	10.92	1.91	10	1.05	*	1.05	*	1.05	*	1.05	*	4.55	*	23

Annual Report	March 31, 2011	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Fundamental IndexPLUS™ TR Fund
Institutional Class
03/31/2011	$6.07	$0.15	$1.16	$1.31	$(1.44)	$0.00	$0.00
03/31/2010	4.82	0.40	4.41	4.81	(3.56)	0.00	0.00
03/31/2009	9.42	0.37	(4.84)	(4.47)	0.00	(0.08)	(0.05)
03/31/2008	10.46	0.51	(0.84)	(0.33)	(0.18)	0.00	(0.53)
03/31/2007	10.29	0.45	1.10	1.55	(1.38)	0.00	0.00
Class P
03/31/2011	6.07	0.14	1.15	1.29	(1.43)	0.00	0.00
03/31/2010	4.82	0.38	4.42	4.80	(3.55)	0.00	0.00
04/30/2008 - 03/31/2009	9.93	0.36	(5.34)	(4.98)	0.00	(0.08)	(0.05)
Administrative Class
03/31/2011	6.03	0.13	1.14	1.27	(1.42)	0.00	0.00
03/31/2010	4.81	0.36	4.41	4.77	(3.55)	0.00	0.00
03/31/2009	9.41	0.39	(4.87)	(4.48)	0.00	(0.08)	(0.04)
03/31/2008	10.45	0.49	(0.84)	(0.35)	(0.16)	0.00	(0.53)
03/31/2007	10.29	0.42	1.10	1.52	(1.36)	0.00	0.00
Class D
03/31/2011	5.97	0.12	1.14	1.26	(1.42)	0.00	0.00
03/31/2010	4.79	0.34	4.39	4.73	(3.55)	0.00	0.00
03/31/2009	9.38	0.38	(4.85)	(4.47)	0.00	(0.08)	(0.04)
03/31/2008	10.42	0.47	(0.83)	(0.36)	(0.16)	0.00	(0.52)
03/31/2007	10.28	0.42	1.08	1.50	(1.36)	0.00	0.00

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
Institutional Class
03/31/2011	$6.40	$0.12	$0.84	$0.96	$(0.65)	$(0.07)	$0.00
03/31/2010	4.60	0.20	3.60	3.80	(2.00)	0.00	0.00
03/31/2009	9.55	0.36	(5.13)	(4.77)	0.00	(0.06)	(0.12)
03/31/2008	10.21	0.49	(0.31)	0.18	(0.39)	0.00	(0.45)
11/30/2006 - 03/31/2007	10.00	0.15	0.48	0.63	(0.42)	0.00	0.00
Class P
03/31/2011	6.40	0.11	0.86	0.97	(0.63)	(0.07)	0.00
03/31/2010	4.60	0.20	3.59	3.79	(1.99)	0.00	0.00
04/30/2008 - 03/31/2009	10.14	0.32	(5.68)	(5.36)	0.00	(0.06)	(0.12)
Administrative Class
03/31/2011	6.37	0.10	0.85	0.95	(0.64)	(0.07)	0.00
03/31/2010	4.59	0.19	3.58	3.77	(1.99)	0.00	0.00
03/31/2009	9.54	0.34	(5.12)	(4.78)	0.00	(0.06)	(0.11)
03/31/2008	10.21	0.47	(0.32)	0.15	(0.37)	0.00	(0.45)
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.41)	0.00	0.00
Class D
03/31/2011	6.32	0.09	0.85	0.94	(0.62)	(0.07)	0.00
03/31/2010	4.57	0.17	3.57	3.74	(1.99)	0.00	0.00
03/31/2009	9.49	0.36	(5.12)	(4.76)	0.00	(0.06)	(0.10)
03/31/2008	10.20	0.45	(0.35)	0.10	(0.36)	0.00	(0.45)
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.42)	0.00	0.00

*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.

26	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(1.44)	$5.94	25.43%	$210,946	0.80%		0.80%		0.79%		0.79%		2.55%		453	%**
(3.56)	6.07	107.06	206,500	0.97		0.97		0.79		0.79		5.94		786
(0.13)	4.82	(47.60)	525,176	1.60		1.60		0.79		0.79		5.54		564
(0.71)	9.42	(3.72)	508,453	1.28		1.28		0.79		0.79		4.88		279
(1.38)	10.46	15.57	564,994	0.74		0.74		0.74		0.74		4.29		464

(1.43)	5.93	25.17	6,672	0.90		0.90		0.89		0.89		2.40		453	**
(3.55)	6.07	106.76	1,087	0.99		0.99		0.89		0.89		5.22		786
(0.13)	4.82	(50.31)	5	1.73	*	1.73	*	0.89	*	0.89	*	5.61	*	564

(1.42)	5.88	24.89	59	1.05		1.05		1.04		1.04		2.26		453	**
(3.55)	6.03	106.50	13	1.17		1.17		1.04		1.04		5.25		786
(0.12)	4.81	(47.72)	6	1.91		1.91		1.04		1.04		5.36		564
(0.69)	9.41	(3.90)	12	1.54		1.54		1.04		1.04		4.62		279
(1.36)	10.45	15.23	12	0.99		0.99		0.99		0.99		4.01		464

(1.42)	5.81	24.99	81,839	1.20		1.20		1.19		1.19		2.15		453	**
(3.55)	5.97	105.95	4,725	1.32		1.32		1.19		1.19		5.02		786
(0.12)	4.79	(47.80)	1,712	2.07		2.07		1.19		1.19		5.19		564
(0.68)	9.38	(4.02)	10,220	1.70		1.70		1.19		1.19		4.48		279
(1.36)	10.42	15.03	10,834	1.14		1.14		1.14		1.14		3.98		464

$(0.72)	$6.64	15.90%	$395,385	0.65%		0.65%		0.64%		0.64%		1.78%		427	%**
(2.00)	6.40	84.13	68,672	0.65		0.65		0.64		0.64		3.04		493
(0.18)	4.60	(50.26)	37,609	1.68		1.68		0.64		0.64		5.12		456
(0.84)	9.55	1.35	72,625	1.30	(b)	1.30	(b)	0.66	(b)	0.66	(b)	4.75		384
(0.42)	10.21	6.41	57,155	0.69	*	1.04	*	0.69	*	1.04	*	4.63	*	197

(0.70)	6.67	16.04	113	0.75		0.75		0.74		0.74		1.80		427	**
(1.99)	6.40	83.88	15	0.75		0.75		0.74		0.74		2.82		493
(0.18)	4.60	(53.16)	5	1.73	*	1.73	*	0.74	*	0.74	*	5.07	*	456

(0.71)	6.61	15.75	11	0.90		0.90		0.89		0.89		1.60		427	**
(1.99)	6.37	83.60	10	0.90		0.90		0.89		0.89		2.80		493
(0.17)	4.59	(50.37)	5	1.94		1.94		0.89		0.89		4.86		456
(0.82)	9.54	1.06	11	1.53	(b)	1.53	(b)	0.91	(b)	0.91	(b)	4.52		384
(0.41)	10.21	6.33	11	0.94	*	1.29	*	0.94	*	1.29	*	4.38	*	197

(0.69)	6.57	15.58	3,294	1.05		1.05		1.04		1.04		1.40		427	**
(1.99)	6.32	83.30	3,235	1.05		1.05		1.04		1.04		2.49		493
(0.16)	4.57	(50.39)	497	2.08		2.08		1.04		1.04		4.78		456
(0.81)	9.49	0.54	633	1.56	(b)	1.56	(b)	1.06	(b)	1.06	(b)	4.33		384
(0.42)	10.20	6.30	537	1.09	*	2.66	*	1.09	*	2.66	*	4.33	*	197

Annual Report	March 31, 2011	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2011	$9.32	$0.27	$0.45	$0.72	$(2.63)	$0.00	$0.00
03/31/2010	6.46	0.54	4.29	4.83	(1.69)	(0.28)	0.00
03/31/2009	10.31	0.54	(4.38)	(3.84)	(0.01)	0.00	0.00
03/31/2008	12.26	0.58	(2.15)	(1.57)	(0.32)	(0.06)	0.00
03/31/2007	12.40	0.52	1.19	1.71	(1.85)	0.00	0.00
Class D
03/31/2011	9.16	0.24	0.43	0.67	(2.59)	0.00	0.00
03/31/2010	6.38	0.38	4.35	4.73	(1.67)	(0.28)	0.00
03/31/2009	10.22	0.54	(4.38)	(3.84)	0.00	0.00	0.00
03/31/2008	12.16	0.53	(2.13)	(1.60)	(0.28)	(0.06)	0.00
03/31/2007	12.33	0.46	1.17	1.63	(1.80)	0.00	0.00

PIMCO Small Cap StocksPLUS® TR Fund
Institutional Class
03/31/2011	$6.97	$0.14	$2.21	$2.35	$(1.22)	$0.00	$0.00
03/31/2010	5.63	0.33	4.64	4.97	(3.63)	0.00	0.00
03/31/2009	9.07	0.26	(3.65)	(3.39)	(0.01)	0.00	(0.04)
03/31/2008	10.60	0.47	(1.46)	(0.99)	(0.42)	(0.12)	0.00
03/31/2007	10.00	0.46	0.28	0.74	(0.14)	0.00	0.00
Class P
03/31/2011	6.97	0.13	2.20	2.33	(1.21)	0.00	0.00
03/31/2010	5.63	0.16	4.81	4.97	(3.63)	0.00	0.00
04/30/2008 - 03/31/2009	9.49	0.27	(4.09)	(3.82)	0.00	0.00	(0.04)
Class D
03/31/2011	6.91	0.12	2.17	2.29	(1.22)	0.00	0.00
03/31/2010	5.61	0.23	4.69	4.92	(3.62)	0.00	0.00
03/31/2009	9.04	0.28	(3.69)	(3.41)	0.00	0.00	(0.02)
03/31/2008	10.57	0.44	(1.46)	(1.02)	(0.39)	(0.12)	0.00
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.14)	0.00	0.00

*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(c)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

28	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(2.63)	$7.41	8.75%	$125,963	0.76%		0.76%		0.75%		0.75%		3.10%		1,051	%**
(1.97)	9.32	76.88	162,453	0.95		0.95		0.75		0.75		6.16		1,196
(0.01)	6.46	(37.30)	217,610	2.45		2.45		0.75		0.75		6.64		1,001
(0.38)	10.31	(13.31)	219,680	1.50	(c)	1.50	(c)	0.78	(c)	0.78	(c)	4.75		908
(1.85)	12.26	14.67	543,706	0.83	(b)	0.83	(b)	0.82	(b)	0.82	(b)	4.25		696

(2.59)	7.24	8.31	34,149	1.16		1.16		1.15		1.15		2.79		1,051	**
(1.95)	9.16	76.21	47,459	1.20		1.20		1.15		1.15		4.04		1,196
0.00	6.38	(37.57)	3,580	2.97		2.97		1.15		1.15		6.22		1,001
(0.34)	10.22	(13.57)	9,389	2.00	(c)	2.00	(c)	1.18	(c)	1.18	(c)	4.39		908
(1.80)	12.16	14.06	5,671	1.23	(b)	1.23	(b)	1.22	(b)	1.22	(b)	3.83		696

$(1.22)	$8.10	35.77%	$201,665	0.71%		0.71%		0.69%		0.69%		1.94%		571	%**
(3.63)	6.97	94.74	154,296	0.79		0.79		0.69		0.69		4.42		762
(0.05)	5.63	(37.56)	450,524	1.02		1.02		0.69		0.69		3.89		609
(0.54)	9.07	(9.75)	26,751	1.50	(d)	1.50	(d)	0.71	(d)	0.71	(d)	4.66		403
(0.14)	10.60	7.39	11,307	0.74		1.96		0.74		1.96		4.50		671

(1.21)	8.09	35.41	2,234	0.81		0.81		0.79		0.79		1.75		571	**
(3.63)	6.97	94.65	1,868	0.80		0.80		0.79		0.79		2.33		762
(0.04)	5.63	(40.39)	6	1.15	*	1.15	*	0.79	*	0.79	*	3.88	*	609

(1.22)	7.98	35.09	106,387	1.13		1.13		1.09		1.09		1.59		571	**
(3.62)	6.91	94.07	1,780	1.13		1.13		1.09		1.09		3.03		762
(0.02)	5.61	(37.80)	124	1.58		1.58		1.09		1.09		3.73		609
(0.51)	9.04	(10.07)	131	1.85	(d)	1.85	(d)	1.11	(d)	1.11	(d)	4.30		403
(0.14)	10.57	17.27	106	1.14	*	2.98	*	1.14	*	2.98	*	4.20	*	671

Annual Report	March 31, 2011	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO StocksPLUS® Fund
Institutional Class
03/31/2011	$8.27	$0.12	$1.30	$1.42	$(0.76)	$0.00	$0.00
03/31/2010	4.94	0.13	3.39	3.52	(0.19)	0.00	0.00
03/31/2009	9.95	0.33	(4.72)	(4.39)	(0.62)	0.00	0.00
03/31/2008	11.07	0.54	(1.04)	(0.50)	(0.62)	0.00	0.00
03/31/2007	10.38	0.48	0.67	1.15	(0.46)	0.00	0.00
Class P
03/31/2011	8.28	0.12	1.29	1.41	(0.74)	0.00	0.00
03/31/2010	4.94	0.11	3.41	3.52	(0.18)	0.00	0.00
04/30/2008 - 03/31/2009	10.55	0.28	(5.27)	(4.99)	(0.62)	0.00	0.00
Administrative Class
03/31/2011	8.05	0.10	1.26	1.36	(0.74)	0.00	0.00
03/31/2010	4.82	0.13	3.29	3.42	(0.19)	0.00	0.00
03/31/2009	9.71	0.31	(4.61)	(4.30)	(0.59)	0.00	0.00
03/31/2008	10.83	0.51	(1.04)	(0.53)	(0.59)	0.00	0.00
03/31/2007	10.15	0.44	0.67	1.11	(0.43)	0.00	0.00
Class D
03/31/2011	7.97	0.08	1.25	1.33	(0.73)	0.00	0.00
03/31/2010	4.77	0.11	3.28	3.39	(0.19)	0.00	0.00
03/31/2009	9.65	0.28	(4.57)	(4.29)	(0.59)	0.00	0.00
03/31/2008	10.76	0.48	(1.02)	(0.54)	(0.57)	0.00	0.00
03/31/2007	10.10	0.42	0.65	1.07	(0.41)	0.00	0.00

PIMCO StocksPLUS® Long Duration Fund
Institutional Class
03/31/2011	$8.17	$0.34	$1.48	$1.82	$(0.77)	$(2.21)	$0.00
03/31/2010	5.48	0.31	3.17	3.48	(0.29)	(0.50)	0.00
03/31/2009	9.21	0.31	(3.95)	(3.64)	(0.09)	0.00	0.00
08/31/2007 - 03/31/2008	10.00	0.26	(0.65)	(0.39)	0.00	(0.15)	(0.25)

*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(c)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.

30	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.76)	$8.93	18.59%	$1,193,012	0.50%		0.50%		0.50%		0.50%		1.49%		225	%**
(0.19)	8.27	71.35	654,432	0.54		0.54		0.50		0.50		1.82		392
(0.62)	4.94	(46.33)	143,460	1.10		1.10		0.50		0.50		4.18		425
(0.62)	9.95	(4.95)	519,242	0.62	(c)	0.62	(c)	0.53	(c)	0.53	(c)	4.76		67
(0.46)	11.07	11.25	604,654	0.57	(b)	0.57	(b)	0.57	(b)	0.57	(b)	4.48		76

(0.74)	8.95	18.53	995	0.60		0.60		0.60		0.60		1.36		225	**
(0.18)	8.28	71.31	315	0.61		0.61		0.60		0.60		1.49		392
(0.62)	4.94	(49.40)	5	1.23	*	1.23	*	0.60	*	0.60	*	4.23	*	425

(0.74)	8.67	18.30	3,355	0.75		0.75		0.75		0.75		1.23		225	**
(0.19)	8.05	70.96	2,857	0.79		0.79		0.75		0.75		1.94		392
(0.59)	4.82	(46.41)	1,665	1.31		1.31		0.75		0.75		3.86		425
(0.59)	9.71	(5.30)	10,343	0.86	(c)	0.86	(c)	0.78	(c)	0.78	(c)	4.55		67
(0.43)	10.83	11.15	33,368	0.82	(b)	0.82	(b)	0.82	(b)	0.82	(b)	4.17		76

(0.73)	8.57	18.11	11,501	0.90		0.90		0.90		0.90		1.02		225	**
(0.19)	7.97	71.00	8,827	0.94		0.94		0.90		0.90		1.59		392
(0.59)	4.77	(46.59)	2,572	1.53		1.53		0.90		0.90		3.83		425
(0.57)	9.65	(5.38)	5,345	1.03	(c)	1.03	(c)	0.93	(c)	0.93	(c)	4.35		67
(0.41)	10.76	10.80	9,804	0.97	(b)	0.97	(b)	0.97	(b)	0.97	(b)	4.05		76

$(2.98)	$7.01	25.78%	$491,002	0.60%		0.60%		0.59%		0.59%		4.24%		339	%**
(0.79)	8.17	64.82	419,105	0.60		0.60		0.59		0.59		4.24		417
(0.09)	5.48	(39.72)	206,821	0.81		0.81		0.59		0.59		4.39		464
(0.40)	9.21	(4.23)	122,184	0.61	*	0.68	*	0.59	*	0.67	*	4.66	*	272

Annual Report	March 31, 2011	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO StocksPLUS® Total Return Fund
Institutional Class
03/31/2011	$7.14	$0.17	$1.42	$1.59	$(0.50)	$0.00	$0.00
03/31/2010	4.84	0.28	3.55	3.83	(1.53)	0.00	0.00
03/31/2009	10.02	0.50	(5.09)	(4.59)	(0.53)	0.00	(0.06)
03/31/2008	11.87	0.59	(0.70)	(0.11)	(0.66)	(1.08)	0.00
03/31/2007	11.72	0.54	0.87	1.41	(0.51)	(0.75)	0.00
Class P
03/31/2011	7.13	0.16	1.42	1.58	(0.50)	0.00	0.00
03/31/2010	4.84	0.27	3.55	3.82	(1.53)	0.00	0.00
04/30/2008 - 03/31/2009	10.65	0.44	(5.66)	(5.22)	(0.53)	0.00	(0.06)
Class D
03/31/2011	7.08	0.13	1.41	1.54	(0.48)	0.00	0.00
03/31/2010	4.82	0.25	3.53	3.78	(1.52)	0.00	0.00
03/31/2009	9.99	0.47	(5.07)	(4.60)	(0.51)	0.00	(0.06)
03/31/2008	11.83	0.55	(0.69)	(0.14)	(0.62)	(1.08)	0.00
03/31/2007	11.69	0.48	0.87	1.35	(0.46)	(0.75)	0.00

PIMCO StocksPLUS® TR Short Strategy Fund
Institutional Class
03/31/2011	$4.66	$0.08	$(0.55)	$(0.47)	$(0.06)	$0.00	$0.00
03/31/2010	6.88	0.10	(1.83)	(1.73)	(0.13)	(0.36)	0.00
03/31/2009	9.43	0.42	2.92	3.34	(0.23)	(5.66)	0.00
03/31/2008	8.38	0.39	1.08	1.47	(0.42)	0.00	0.00
03/31/2007	8.88	0.39	(0.50)	(0.11)	(0.39)	0.00	0.00
Class P
03/31/2011	4.66	0.10	(0.57)	(0.47)	(0.06)	0.00	0.00
01/29/2010 - 03/31/2010	5.08	0.01	(0.41)	(0.40)	(0.02)	0.00	0.00
Class D
03/31/2011	4.53	0.06	(0.53)	(0.47)	(0.05)	0.00	0.00
03/31/2010	6.71	0.08	(1.79)	(1.71)	(0.11)	(0.36)	0.00
03/31/2009	9.39	0.33	2.93	3.26	(0.28)	(5.66)	0.00
03/31/2008	8.37	0.34	1.08	1.42	(0.40)	0.00	0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00	0.00

PIMCO Global Multi-Asset Fund
Institutional Class
03/31/2011	$11.20	$0.48	$1.08	$1.56	$(0.50)	$(0.22)	$0.00
03/31/2010	9.31	0.29	2.23	2.52	(0.49)	(0.14)	0.00
10/29/2008 - 03/31/2009	10.00	0.41	(0.78)	(0.37)	(0.32)	0.00	0.00
Class P
03/31/2011	11.19	0.51	1.04	1.55	(0.49)	(0.22)	0.00
03/31/2010	9.31	0.31	2.20	2.51	(0.49)	(0.14)	0.00
10/29/2008 - 03/31/2009	10.00	0.46	(0.83)	(0.37)	(0.32)	0.00	0.00
Class D
03/31/2011	11.15	0.41	1.08	1.49	(0.44)	(0.22)	0.00
03/31/2010	9.30	0.22	2.23	2.45	(0.46)	(0.14)	0.00
10/29/2008 - 03/31/2009	10.00	0.15	(0.53)	(0.38)	(0.32)	0.00	0.00

*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(c)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(e)	Effective October 1, 2010, the Fund’s advisory fee was reduced by 0.05% to 0.39%.

32	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.50)	$8.23	23.03%	$181,890	0.64%		0.64%		0.64%		0.64%		2.31%		476	%**
(1.53)	7.14	81.47	155,222	0.69		0.69		0.64		0.64		4.21		609
(0.59)	4.84	(46.99)	101,848	2.56		2.56		0.64		0.64		6.61		521
(1.74)	10.02	(2.33)	182,993	2.25	(c)	2.25	(c)	0.67	(c)	0.67	(c)	5.01		411
(1.26)	11.87	12.24	266,065	0.71	(b)	0.71	(b)	0.71	(b)	0.71	(b)	4.53		284

(0.50)	8.21	22.86	2,186	0.74		0.74		0.74		0.74		2.07		476	**
(1.53)	7.13	81.20	329	0.76		0.76		0.74		0.74		3.80		609
(0.59)	4.84	(50.15)	5	2.55	*	2.55	*	0.74	*	0.74	*	6.52	*	521

(0.48)	8.14	22.52	111,590	1.04		1.04		1.04		1.04		1.72		476	**
(1.52)	7.08	80.66	15,281	1.09		1.09		1.04		1.04		3.61		609
(0.57)	4.82	(47.20)	4,352	2.94		2.94		1.04		1.04		6.24		521
(1.70)	9.99	(2.56)	7,144	3.10	(c)	3.10	(c)	1.07	(c)	1.07	(c)	4.78		411
(1.21)	11.83	11.74	3,949	1.11	(b)	1.11	(b)	1.11	(b)	1.11	(b)	4.08		284

$(0.06)	$4.13	(10.22)%	$1,308,042	0.66	%(e)	0.66	%(e)	0.66	%(e)	0.66	%(e)	1.79%		483	%**
(0.49)	4.66	(25.64)	752,805	0.69		0.69		0.69		0.69		1.93		406
(5.89)	6.88	46.74	18,892	1.43		1.43		0.69		0.69		4.45		515
(0.42)	9.43	18.39	197,340	1.21	(d)	1.21	(d)	0.71	(d)	0.71	(d)	4.60		220
(0.39)	8.38	(1.14)	156,469	0.74		0.74		0.74		0.74		4.41		413

(0.06)	4.13	(10.22)	10,955	0.76	(e)	0.76	(e)	0.76	(e)	0.76	(e)	2.28		483	**
(0.02)	4.66	(7.86)	9	0.79	*	0.79	*	0.79	*	0.79	*	1.28	*	406

(0.05)	4.01	(10.50)	78,865	1.06	(e)	1.06	(e)	1.06	(e)	1.06	(e)	1.27		483	**
(0.47)	4.53	(25.95)	114,034	1.09		1.09		1.09		1.09		1.61		406
(5.94)	6.71	45.75	47,833	2.40		2.40		1.09		1.09		4.12		515
(0.40)	9.39	17.80	9,449	1.65	(d)	1.65	(d)	1.11	(d)	1.11	(d)	3.89		220
(0.36)	8.37	(4.52)	239	1.14	*	1.14	*	1.14	*	1.14	*	4.31	*	413

$(0.72)	$12.04	14.34%	$1,750,218	0.54%		0.97%		0.54%		0.97%		4.20%		71	%**
(0.63)	11.20	27.20	951,110	0.69		0.95		0.69		0.95		2.60		217
(0.32)	9.31	(3.78)	191,340	0.52	*	1.10	*	0.52	*	1.10	*	10.40	*	83

(0.71)	12.03	14.26	504,342	0.64		1.07		0.64		1.07		4.39		71	**
(0.63)	11.19	27.06	164,760	0.78		1.05		0.78		1.05		2.77		217
(0.32)	9.31	(3.80)	10	0.62	*	1.15	*	0.62	*	1.15	*	11.59	*	83

(0.66)	11.98	13.71	222,235	1.14		1.57		1.14		1.57		3.54		71	**
(0.60)	11.15	26.39	121,844	1.29		1.55		1.29		1.55		2.02		217
(0.32)	9.30	(3.92)	17,099	1.12	*	1.82	*	1.12	*	1.82	*	3.89	*	83

Annual Report	March 31, 2011	33

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO Fundamental IndexPLUS™ Fund	PIMCO Fundamental IndexPLUS™ TR Fund

Assets:
Investments, at value	$0	$0	$1,652,886	$3,781,710	$116,332	$323,526
Investments in Affiliates, at value	21,115,171	13,440,034	693,541	1,302,926	45,380	72,505
Repurchase agreements, at value	0	146	61,710	1,910	1,196	6,270
Cash	0	1	5,975	980	0	47
Deposits with counterparty	0	0	0	0	8	6
Foreign currency, at value	0	0	41	626	28	78
Receivable for investments sold	0	0	137,885	302,507	8,499	24,462
Receivable for investments in Affiliates sold	0	37,853	0	0	0	0
Receivable for Fund shares sold	100,997	43,422	167	3,521	3,070	1,200
Interest and dividends receivable	0	0	14,425	26,086	311	2,386
Dividends receivable from Affiliates	50,418	27,893	144	414	13	20
Variation margin receivable	0	0	1,845	9,056	24	230
Swap premiums paid	0	0	7,384	27,529	219	1,223
Unrealized appreciation on foreign currency contracts	0	0	5,700	13,901	454	1,311
Unrealized appreciation on swap agreements	0	0	115,714	128,846	5,430	8,347
	21,266,586	13,549,349	2,697,417	5,600,012	180,964	441,611

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$0
Payable for investments purchased	0	0	173,321	536,153	11,248	39,732
Payable for investments in Affiliates purchased	50,418	118,329	144	414	13	20
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0	0
Payable for short sales	0	0	21,663	27,937	0	2,829
Deposits from counterparty	0	0	80,413	39,431	3,680	5,490
Payable for Fund shares redeemed	14,603	13,651	0	806	289	257
Payable for line of credit	0	2,999,663	0	0	0	0
Overdraft due to custodian	27	0	0	0	0	0
Foreign currency overdraft due to custodian, at value	0	0	0	0	0	0
Written options outstanding	0	0	6,452	21,915	82	1,280
Accrued related party fees	5,961	5,309	2,181	3,871	94	314
Variation margin payable	0	0	0	0	0	12
Swap premiums received	0	0	6,430	7,353	466	712
Unrealized depreciation on foreign currency contracts	0	0	4,378	9,007	271	1,172
Unrealized depreciation on swap agreements	0	0	1,000	95,086	328	440
Other liabilities	0	0	1,603	0	0	14
	71,009	3,136,952	297,585	741,973	16,471	52,272

Net Assets	$21,195,577	$10,412,397	$2,399,832	$4,858,039	$164,493	$389,339

Net Assets Consist of:
Paid in capital	$21,888,199	$10,376,325	$2,290,528	$5,233,503	$179,892	$357,915
Undistributed (overdistributed) net investment income	113,691	32,098	(15,241)	184,933	16,326	44,729
Accumulated undistributed net realized gain (loss)	(1,999,687)	(148,182)	(14,656)	(641,001)	(35,276)	(25,490)
Net unrealized appreciation	1,193,374	152,156	139,201	80,604	3,551	12,185
	$21,195,577	$10,412,397	$2,399,832	$4,858,039	$164,493	$389,339

Net Assets:
Institutional Class	$16,140,734	$4,370,025	$2,399,802	$4,645,834	$164,108	$210,946
Class P	605,583	1,651,590	30	16,685	39	6,672
Administrative Class	269,338	NA	NA	NA	13	59
Class D	673,857	646,732	NA	76,463	333	81,839
Other Classes	3,506,065	3,744,050	NA	119,057	NA	89,823

Shares Issued and Outstanding:
Institutional Class	1,303,569	404,785	213,520	1,054,062	22,535	35,515
Class P	48,899	153,096	3	3,788	5	1,124
Administrative Class	21,791	NA	NA	NA	2	10
Class D	54,726	60,354	NA	17,627	46	14,095

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.38	$10.80	$11.24	$4.41	$7.28	$5.94
Class P	12.38	10.79	11.24	4.40	7.27	5.93
Administrative Class	12.36	NA	NA	NA	7.22	5.88
Class D	12.31	10.71	NA	4.34	7.21	5.81

Cost of Investments	$0	$0	$1,627,924	$3,704,200	$118,086	$319,327
Cost of Investments in Affiliates	$19,921,797	$13,287,878	$693,503	$1,302,764	$45,373	$72,496
Cost of Repurchase Agreements	$0	$146	$61,710	$1,910	$1,196	$6,270
Cost of Foreign Currency Held	$0	$0	$41	$621	$27	$75
Cost of Foreign Currency Overdraft due to Custodian	$0	$0	$0	$0	$0	$0
Proceeds Received on Short Sales	$0	$0	$21,670	$27,964	$0	$2,831
Premiums Received on Written Options	$0	$0	$6,147	$17,006	$134	$969

34	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	PIMCO Small Cap StocksPLUS® TR Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Total Return Fund	PIMCO StocksPLUS® TR Short Strategy Fund

$258,587	$159,423	$235,694	$912,791	$463,808	$297,310	$1,427,601
114,671	53,222	117,399	397,647	59,197	105,783	284,468
40,794	695	53,822	63,587	11,128	12,100	495
2,203	0	1,342	1	0	762	555
8	8	0	0	4	20	4
32	1,697	12	148	108	0	336
17,748	61,835	58,183	83,705	2,424	20,671	128,309
0	0	0	0	0	0	0
4,018	5,185	14,824	577	0	442	4,926
2,158	1,160	1,453	2,195	5,022	2,347	11,282
27	8	29	103	16	29	94
334	14	862	201	133	318	4,354
1,131	933	992	2,439	262	1,270	8,733
987	2,468	875	4,197	545	1,066	5,303
3,346	2,952	8,770	11,178	178	4,558	3,708
446,044	289,600	494,257	1,478,769	542,825	446,676	1,880,168

$0	$0	$0	$0	$19,693	$0	$0
28,961	30,202	86,990	98,666	10,910	37,332	228,171
27	8	29	103	16	29	94
0	0	0	0	17,421	0	0
4,222	50,312	4,892	2,131	1,087	4,597	13,244
4,470	5,630	6,430	14,651	620	4,740	8,440
0	290	234	248	0	367	10,745
0	0	0	0	0	0	0
0	11	0	0	0	0	0
0	0	0	0	0	1,572	0
888	870	1,025	560	494	1,173	8,010
185	133	243	611	247	292	1,043
0	0	0	2,196	1,072	583	0
450	822	306	3,708	0	504	2,829
443	3,576	506	2,634	263	652	4,604
1,464	1,425	90	1,297	0	192	893
2	0	0	0	0	266	10
41,112	93,279	100,745	126,805	51,823	52,299	278,083

$404,932	$196,321	$393,512	$1,351,964	$491,002	$394,377	$1,602,085

$383,356	$190,357	$538,962	$1,477,985	$472,984	$458,128	$2,086,835
19,148	4,004	5,171	46,404	(473)	6,511	24,999
(3,777)	1,400	(172,739)	(205,109)	1,645	(78,901)	(516,348)
6,205	560	22,118	32,684	16,846	8,639	6,599
$404,932	$196,321	$393,512	$1,351,964	$491,002	$394,377	$1,602,085

$395,385	$125,963	$201,665	$1,193,012	$491,002	$181,890	$1,308,042
113	NA	2,234	995	NA	2,186	10,955
11	NA	NA	3,355	NA	NA	NA
3,294	34,149	106,387	11,501	NA	111,590	78,865
6,129	36,209	83,226	143,101	NA	98,711	204,223

59,511	17,006	24,908	133,603	70,066	22,107	317,001
17	NA	276	111	NA	266	2,655
2	NA	NA	387	NA	NA	NA
501	4,714	13,323	1,342	NA	13,703	19,687

$6.64	$7.41	$8.10	$8.93	$7.01	$8.23	$4.13
6.67	NA	8.09	8.95	NA	8.21	4.13
6.61	NA	NA	8.67	NA	NA	NA
6.57	7.24	7.98	8.57	NA	8.14	4.01

$255,073	$159,105	$231,201	$905,682	$452,463	$295,935	$1,400,186
$114,659	$53,220	$117,385	$397,596	$59,193	$105,784	$284,442
$40,794	$695	$53,822	$63,587	$11,128	$12,100	$495
$31	$1,690	$11	$143	$107	$0	$336
$0	$0	$0	$0	$0	$1,599	$0
$4,224	$50,186	$4,896	$2,131	$1,083	$4,599	$13,248
$985	$575	$934	$845	$533	$905	$6,229

Annual Report	March 31, 2011	35

Consolidated Statement of Assets and Liabilities

March 31, 2011

(Amounts in thousands, except per share amounts)	PIMCO Global Multi-Asset Fund

Assets:
Investments, at value	$1,570,743
Investments in Affiliates, at value	2,397,309
Repurchase agreements, at value	210,523
Cash	229
Deposits with counterparty	5
Foreign currency, at value	174
Receivable for investments sold	64,561
Receivable for Fund shares sold	28,615
Interest and dividends receivable	5,441
Dividends receivable from Affiliates	4,052
Variation margin receivable	3,308
Swap premiums paid	6,705
Unrealized appreciation on foreign currency contracts	16,589
Unrealized appreciation on swap agreements	9,643
4,317,897

Liabilities:
Payable for investments purchased	$2,996
Payable for investments in Affiliates purchased	3,940
Payable for short sales	2,005
Deposits from counterparty	34,715
Payable for Fund shares redeemed	7,389
Written options outstanding	4,800
Accrued related party fees	3,243
Variation margin payable	368
Swap premiums received	3,616
Unrealized depreciation on foreign currency contracts	16,460
Unrealized depreciation on swap agreements	5,291
84,823

Net Assets	$4,233,074

Net Assets Consist of:
Paid in capital	$3,932,265
Undistributed net investment income	33,418
Accumulated undistributed net realized gain	34,595
Net unrealized appreciation	232,796
$4,233,074

Net Assets:
Institutional Class	$1,750,218
Class P	504,342
Administrative Class	NA
Class D	222,235
Other Classes	1,756,279

Shares Issued and Outstanding:
Institutional Class	145,322
Class P	41,915
Administrative Class	NA
Class D	18,548

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.04
Class P	12.03
Administrative Class	NA
Class D	11.98

Cost of Investments	$1,482,065
Cost of Investments in Affiliates	$2,265,075
Cost of Repurchase Agreements	$210,523
Cost of Foreign Currency Held	$168
Proceeds Received on Short Sales	$2,004
Premiums Received on Written Options	$3,424

36	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2011
(Amounts in thousands)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO Fundamental IndexPLUS™ Fund	PIMCO Fundamental IndexPLUS™ TR Fund

Investment Income:
Interest, net of foreign taxes*	$0	$0	$28,019	$99,313	$2,034	$9,670
Dividends	0	0	308	2,285	0	302
Dividends from Affiliate investments	1,481,013	630,375	1,315	4,669	101	166
Miscellaneous income	0	0	0	1	0	0
Total Income	1,481,013	630,375	29,642	106,268	2,135	10,138

Expenses:
Investment advisory fees	30,955	14,766	10,536	29,572	554	1,637
Supervisory and administrative fees	21,410	16,055	4,958	12,035	308	1,111
Distribution and/or servicing fees - Administrative Class	542	0	0	0	0	0
Distribution and/or servicing fees - Other Classes	17,707	14,739	0	326	0	182
Trustees’ fees	0	0	4	16	0	1
Interest expense	61	22,736	66	177	7	19
Miscellaneous expense	0	0	31	28	1	2
Total Expenses	70,675	68,296	15,595	42,154	870	2,952
Waiver and/or Reimbursement by PIMCO	(11,018)	0	0	0	0	0
Net Expenses	59,657	68,296	15,595	42,154	870	2,952

Net Investment Income	1,421,356	562,079	14,047	64,114	1,265	7,186

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	2,116	(4,064)	262	2,747
Net realized gain (loss) on Affiliate investments	343,466	(54,587)	101	533	9	25
Net capital gain distributions received from Underlying Funds	88,218	46,488	0	0	0	0
Net realized gain on futures contracts, written options and swaps	0	0	285,947	216,579	17,675	58,506
Net realized gain (loss) on foreign currency transactions	0	0	(4,162)	5,100	121	(311)
Net change in unrealized appreciation on investments	0	0	16,669	58,956	2,365	5,184
Net change in unrealized appreciation on Affiliate investments	468,983	109,051	49	217	7	8
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	80,186	(22,857)	3,579	(4,400)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	1,342	3,111	67	(47)
Net Gain	900,667	100,952	382,248	257,575	24,085	61,712

Net Increase in Net Assets Resulting from Operations	$2,322,023	$663,031	$396,295	$321,689	$25,350	$68,898

* Foreign tax withholdings	$0	$0	$37	$0	$0	$14

Annual Report	March 31, 2011	37

Statements of Operations (Cont.)

Year Ended March 31, 2011
(Amounts in thousands)	PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	PIMCO Small Cap StocksPLUS® TR Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Total Return Fund	PIMCO StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$4,835	$7,982	$6,338	$17,814	$21,057	$7,705	$38,165
Dividends	45	148	15	762	60	257	1,239
Dividends from Affiliate investments	221	93	229	754	179	277	1,768
Miscellaneous income	0	1	0	0	0	0	0
Total Income	5,101	8,224	6,582	19,330	21,296	8,239	41,172

Expenses:
Investment advisory fees	815	950	1,082	2,419	1,539	1,104	6,924
Supervisory and administrative fees	538	870	778	2,619	1,055	1,039	5,102
Distribution and/or servicing fees - Administrative Class	0	0	0	7	0	0	0
Distribution and/or servicing fees - Other Classes	17	144	152	559	0	291	897
Trustees’ fees	0	1	1	3	2	1	6
Interest expense	18	23	63	30	61	9	27
Miscellaneous expense	1	2	1	5	13	1	8
Total Expenses	1,389	1,990	2,077	5,642	2,670	2,445	12,964

Net Investment Income	3,712	6,234	4,505	13,688	18,626	5,794	28,208

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(614)	7,149	7,612	(5,489)	8,720	1,836	(3,559)
Net realized gain (loss) on Affiliate investments	(3)	26	31	67	16	13	132
Net realized gain (loss) on futures contracts, written options and swaps	36,034	22,561	30,133	180,209	82,144	56,043	(350,212)
Net realized gain (loss) on foreign currency transactions	211	(18,970)	(580)	(367)	1,046	730	2,726
Net change in unrealized appreciation on investments	2,474	7,576	2,107	19,597	3,510	1,097	17,912
Net change in unrealized appreciation (depreciation) on Affiliate investments	14	1	15	44	4	(3)	42
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,385	(403)	6,213	(5,159)	(10,919)	(3,999)	(7,199)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	480	(2,228)	247	1,139	(550)	288	161
Net Gain (Loss)	39,981	15,712	45,778	190,041	83,971	56,005	(339,997)

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,693	$21,946	$50,283	$203,729	$102,597	$61,799	$(311,789)

* Foreign tax withholdings	$1	$0	$0	$0	$0	$2	$2

38	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Consolidated Statement of Operations

Year Ended March 31, 2011
(Amounts in thousands)	PIMCO Global Multi-Asset Fund

Investment Income:
Interest	$18,464
Dividends	11,691
Dividends from Affiliate investments	105,088
Total Income	135,243

Expenses:
Investment advisory fees	25,766
Supervisory and administrative fees	7,091
Distribution and/or servicing fees - Other Classes	6,680
Trustees’ fees	4
Interest expense	34
Miscellaneous expense	68
Total Expenses	39,643
Waiver and/or Reimbursement by PIMCO	(12,185)
Net Expenses	27,458

Net Investment Income	107,785

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	49,398
Net realized gain on Affiliate investments	564
Net capital gain distributions received from Underlying Funds	4,582
Net realized gain on futures contracts, written options and swaps	100,418
Net realized (loss) on foreign currency transactions	(7,135)
Net change in unrealized appreciation on investments	52,110
Net change in unrealized appreciation on Affiliate investments	82,756
Net change in unrealized appreciation on futures contracts, written options and swaps	3,192
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	310
Net Gain	286,195

Net Increase in Net Assets Resulting from Operations	$393,980

Annual Report	March 31, 2011	39

Statements of Changes in Net Assets

	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund		PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,421,356	$1,074,165	$562,079	$227,075	$14,047	$6,013
Net realized gain (loss)	0	0	0	0	283,901	162,256
Net realized gain (loss) on Affiliate investments	343,466	(510,408)	(54,587)	(10,945)	101	8
Net capital gain distributions received from Underlying Funds	88,218	64,575	46,488	24,937	0	0
Net change in unrealized appreciation	0	0	0	0	98,197	19,369
Net change in unrealized appreciation (depreciation) on Affiliate investments	468,983	2,612,670	109,051	177,036	49	(11)
Net increase resulting from operations	2,322,023	3,241,002	663,031	418,103	396,295	187,635

Distributions to Shareholders:
From net investment income
Institutional Class	(1,071,409)	(834,044)	(244,879)	(99,912)	(274,353)	(164,872)
Class P	(31,632)	(14,050)	(74,786)	(24,285)	0	0
Administrative Class	(17,226)	(10,858)	0	0	0	0
Class D	(40,774)	(21,260)	(34,659)	(14,354)	0	0
Other Classes	(206,481)	(155,644)	(182,627)	(83,625)	0	0
From net realized capital gains
Institutional Class	0	0	(10,538)	0	(34,571)	(7,142)
Class P	0	0	(3,141)	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	(1,595)	0	0	0
Other Classes	0	0	(8,609)	0	0	0

Total Distributions	(1,367,522)	(1,035,856)	(560,834)	(222,176)	(308,924)	(172,014)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	5,189,479	1,573,610	6,261,915	2,365,405	1,943,921	173,953

Fund Redemption Fee	0	12	0	2	0	0

Total Increase (Decrease) in Net Assets	6,143,980	3,778,768	6,364,112	2,561,334	2,031,292	189,574

Net Assets:
Beginning of year	15,051,597	11,272,829	4,048,285	1,486,951	368,540	178,966
End of year*	$21,195,577	$15,051,597	$10,412,397	$4,048,285	$2,399,832	$368,540

*Including undistributed (overdistributed) net investment income of:	$113,691	$59,857	$32,098	$6,970	$(15,241)	$(18,802)

**	See note 12 in the Notes to Financial Statements.

40	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

PIMCO Fundamental Advantage Total Return Strategy Fund		PIMCO Fundamental IndexPLUS™ Fund		PIMCO Fundamental IndexPLUS™ TR Fund

Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010

$64,114	$19,189	$1,265	$1,294	$7,186	$15,220
217,615	99,123	18,058	(14,743)	60,942	91,260
533	39	9	12	25	(4)
0	0	0	0	0	0
39,210	68,862	6,011	67,851	737	107,809

217	(55)	7	0	8	1
321,689	187,158	25,350	54,414	68,898	214,286

(544,964)	(274,749)	(18,325)	(19,287)	(42,919)	(88,471)
(738)	0	(1)	0	(790)	(461)
0	0	(2)	(2)	(7)	(5)
(11,031)	(1,195)	(19)	(5)	(19,101)	(1,380)
(11,604)	(1,503)	0	0	(10,885)	(6,889)

0	(41,608)	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	(197)	0	0	0	0
0	(284)	0	0	0	0

(568,337)	(319,536)	(18,347)	(19,294)	(73,702)	(97,206)

1,736,647	3,278,785	51,059	8,816	159,230	(419,889)

0	0	0	0	0	0

1,489,999	3,146,407	58,062	43,936	154,426	(302,809)

3,368,040	221,633	106,431	62,495	234,913	537,722
$4,858,039	$3,368,040	$164,493	$106,431	$389,339	$234,913

$184,933	$137,509	$16,326	$15,309	$44,729	$56,881

Annual Report	March 31, 2011	41

Statements of Changes in Net Assets (Cont.)

	PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)		PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		PIMCO Small Cap StocksPLUS® TR Fund

(Amounts in thousands)	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,712	$1,825	$6,234	$12,844	$4,505	$6,231
Net realized gain (loss)	35,631	25,676	10,740	83,837	37,165	116,483
Net realized gain (loss) on Affiliate investments	(3)	3	26	4	31	13
Net change in unrealized appreciation (depreciation)	4,339	4,817	4,945	32,158	8,567	(8,169)
Net change in unrealized appreciation (depreciation) on Affiliate investments	14	(3)	1	(1)	15	(1)
Net increase (decrease) resulting from operations	43,693	32,318	21,946	128,842	50,283	114,557

Distributions to Shareholders:
From net investment income
Institutional Class	(24,721)	(14,775)	(28,720)	(25,700)	(21,096)	(51,061)
Class P	(2)	(10)	0	0	(105)	(29)
Administrative Class	(1)	(2)	0	0	0	0
Class D	(190)	(352)	(13,093)	(9,643)	(5,490)	(316)
Other Classes	(387)	(1,381)	(9,039)	(3,363)	(9,172)	(2,389)
From net realized capital gains
Institutional Class	(3,116)	0	0	(4,033)	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	(28)	0	0	(1,626)	0	0
Other Classes	(36)	0	0	(532)	0	0

Total Distributions	(28,481)	(16,520)	(50,852)	(44,897)	(35,863)	(53,795)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	309,926	25,269	(4,684)	(85,869)	207,592	(341,483)

Fund Redemption Fee	0	0	0	0	0	0

Total Increase (Decrease) in Net Assets	325,138	41,067	(33,590)	(1,924)	222,012	(280,721)

Net Assets:
Beginning of year	79,794	38,727	229,911	231,835	171,500	452,221
End of year*	$404,932	$79,794	$196,321	$229,911	$393,512	$171,500

*Including undistributed (overdistributed) net investment income of:	$19,148	$6,741	$4,004	$47,727	$5,171	$(2,332)

**	See note 12 in the Notes to Financial Statements.

42	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Total Return Fund		PIMCO StocksPLUS® TR Short Strategy Fund

Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010

$13,688	$7,462	$18,626	$17,244	$5,794	$7,320	$28,208	$9,513
174,353	118,637	91,910	151,087	58,609	69,163	(351,045)	(152,808)
67	32	16	35	13	11	132	27
15,577	73,480	(7,959)	12,083	(2,614)	25,129	10,874	10,933
44	6	4	0	(3)	1	42	(16)
203,729	199,617	102,597	180,449	61,799	101,624	(311,789)	(132,351)

(79,012)	(14,904)	(47,876)	(16,694)	(10,495)	(27,455)	(16,729)	(8,332)
(47)	(7)	0	0	(79)	(59)	(72)	0
(255)	(66)	0	0	0	0	0	0
(641)	(190)	0	0	(5,064)	(2,208)	(1,389)	(1,144)
(10,370)	(2,770)	0	0	(4,406)	(6,259)	(2,813)	(1,916)

0	0	(108,419)	(29,593)	0	0	0	(26,778)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(3,226)
0	0	0	0	0	0	0	(10,193)

(90,325)	(17,937)	(156,295)	(46,287)	(20,044)	(35,981)	(21,003)	(51,589)

450,135	368,272	125,595	78,122	128,402	28,142	889,627	1,106,874

0	2	0	0	0	0	0	1

563,539	549,954	71,897	212,284	170,157	93,785	556,835	922,935

788,425	238,471	419,105	206,821	224,220	130,435	1,045,250	122,315
$1,351,964	$788,425	$491,002	$419,105	$394,377	$224,220	$1,602,085	$1,045,250

$46,404	$69,249	$(473)	$3,226	$6,511	$445	$24,999	$6,463

Annual Report	March 31, 2011	43

Consolidated Statements of Changes in Net Assets

	PIMCO Global Multi-Asset Fund

(Amounts in thousands)	Year Ended March 31, 2011	Year Ended March 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$107,785	$24,960
Net realized gain	142,681	46,129
Net realized gain on Affiliate investments	564	13,317
Net capital gain distributions received from Underlying Funds	4,582	234
Net change in unrealized appreciation	55,612	38,174
Net change in unrealized appreciation on Affiliate investments	82,756	53,284
Net increase resulting from operations	393,980	176,098

Distributions to Shareholders:
From net investment income
Institutional Class	(54,193)	(32,503)
Class P	(12,670)	(4,046)
Administrative Class	0	0
Class D	(7,015)	(4,106)
Other Classes	(47,797)	(25,908)
From net realized capital gains
Institutional Class	(23,413)	(8,682)
Class P	(5,742)	(1,063)
Administrative Class	0	0
Class D	(3,408)	(1,180)
Other Classes	(25,499)	(7,257)

Total Distributions	(179,737)	(84,745)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	1,899,125	1,761,088

Total Increase in Net Assets	2,113,368	1,852,441

Net Assets:
Beginning of year	2,119,706	267,265
End of year*	$4,233,074	$2,119,706

*Including undistributed (overdistributed) net investment income of:	$33,418	$(6,520)

**	See note 12 in the Notes to Financial Statements.

44	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2011
(Amounts in thousands)	PIMCO All Asset All Authority Fund

Increase in Cash from:

Cash flows used for operating activities:

Net increase in net assets resulting from operations	$663,031

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(14,812,977)
Proceeds from sales of long-term securities	6,067,103
Proceeds from sales of short-term portfolio investments, net	(150,825)
Increase in receivable for investments sold	(35,715)
Increase in interest and dividends receivable	(18,034)
Increase in payable for investments purchased	98,101
Increase in related party fees	3,246
Change in unrealized appreciation on Affiliate investments	(109,051)
Net realized loss on Affiliate investments	54,587
Net cash used for operating activities	(8,240,534)

Cash flows received from financing activities:
Proceeds from shares sold	8,409,993
Payment on shares redeemed	(2,605,726)
Cash dividend paid*	(123,732)
Net borrowing of line of credit	2,560,000
Net cash received from financing activities	8,240,535

Net Increase in Cash	1

Cash:
Beginning of year	0
End of year	$1

* Reinvestment of dividends	$437,102

Supplemental disclosure of cash flow information:
Interest expense paid during the year	$22,736

Annual Report	March 31, 2011	45

Schedule of Investments PIMCO All Asset Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 99.6%
PIMCO CommoditiesPLUS™ Strategy Fund	74,056,730	$1,077,526
PIMCO CommodityRealReturn Strategy Fund®	112,583,522	1,090,934
PIMCO Convertible Fund	61,563,609	885,285
PIMCO Developing Local Markets Fund	75,323,828	819,523
PIMCO Diversified Income Fund	76,210,662	876,423
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	133,849,752	1,504,471
PIMCO Emerging Local Bond Fund	14,998,013	160,779
PIMCO Emerging Markets Bond Fund	3,101,957	34,401
PIMCO EqS Emerging Markets Fund	3,875,969	40,194
PIMCO EqS Pathfinder Fund™	27,652,870	292,014
PIMCO Floating Income Fund	152,850,334	1,398,581
PIMCO Foreign Bond Fund (Unhedged)	14,447,314	154,008
PIMCO Fundamental Advantage Total Return Strategy Fund	644,758,530	2,843,385
PIMCO Fundamental IndexPLUS™ Fund	2,651,606	19,304
PIMCO Fundamental IndexPLUS™ TR Fund	15,637,032	92,884
PIMCO Global Advantage Strategy Bond Fund	44,263,613	499,294
PIMCO High Yield Fund	127,419,251	1,204,112
PIMCO High Yield Spectrum Fund	28,596,324	301,691
PIMCO Income Fund	183,094,540	2,072,630
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	10,430,260	77,288
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	15,580,930	103,457
PIMCO Investment Grade Corporate Bond Fund	95,078,418	1,004,979
PIMCO Long Duration Total Return Fund	472,950	5,084
PIMCO Long-Term Credit Fund	55,973,694	648,735
PIMCO Long-Term U.S. Government Fund	1,247,571	12,962
PIMCO Low Duration Fund	375,278	3,918
PIMCO Real Return Asset Fund	151,088,953	1,702,773
PIMCO Real Return Fund	27,489,644	315,856
PIMCO RealEstateRealReturn Strategy Fund	135,705,848	645,960
PIMCO Short-Term Fund	1,012,770	10,016
PIMCO Small Cap StocksPLUS® TR Fund	3,745,464	30,338
PIMCO StocksPLUS® Fund	1,569,850	14,019
PIMCO StocksPLUS® Total Return Fund	7,760,416	63,868
PIMCO Total Return Fund	1,059,678	11,529
PIMCO Unconstrained Bond Fund	98,201,826	1,096,914

Total Mutual Funds (Cost $19,921,761)		21,115,135

SHORT-TERM INSTRUMENTS 0.0%

PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
	3,594	36

Total Short-Term Instruments (Cost $36)		36

Total Investments 99.6% (Cost $19,921,797)		$21,115,171

Other Assets and Liabilities (Net) 0.4%		80,406

Net Assets 100.0%		$21,195,577

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each Fund.

46	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Mutual Funds	$21,115,135	$0	$0	$21,115,135
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	36	0	0	36

	$21,115,171	$0	$0	$21,115,171

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Annual Report	March 31, 2011	47

Schedule of Investments PIMCO All Asset All Authority Fund

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 128.6%
PIMCO CommoditiesPLUS™ Strategy Fund	52,909,559	$769,834
PIMCO CommodityRealReturn Strategy Fund®	77,965,336	755,484
PIMCO Convertible Fund	36,437,779	523,975
PIMCO Developing Local Markets Fund	72,251,913	786,101
PIMCO Diversified Income Fund	39,471,958	453,928
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	49,591,125	557,404
PIMCO Emerging Local Bond Fund	14,736,262	157,973
PIMCO Emerging Markets Bond Fund	8,721,354	96,720
PIMCO EqS Emerging Markets Fund	1,937,985	20,097
PIMCO EqS Pathfinder Fund™	11,796,312	124,569
PIMCO Floating Income Fund	78,128,090	714,872
PIMCO Foreign Bond Fund (Unhedged)	6,578,911	70,131
PIMCO Fundamental Advantage Total Return Strategy Fund	349,241,486	1,540,155
PIMCO Fundamental IndexPLUS™ Fund	175,688	1,279
PIMCO Fundamental IndexPLUS™ TR Fund	3,033,319	18,018
PIMCO Global Advantage Strategy Bond Fund	12,397,798	139,847
PIMCO High Yield Fund	100,387,296	948,660
PIMCO High Yield Spectrum Fund	12,229,979	129,026
PIMCO Income Fund	81,979,792	928,011
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,206,399	31,169
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	7,317,688	48,589
PIMCO Investment Grade Corporate Bond Fund	38,711,628	409,182
PIMCO Long Duration Total Return Fund	4,925,740	52,952
PIMCO Long-Term Credit Fund	14,879,491	172,453
PIMCO Long-Term U.S. Government Fund	591,229	6,143
PIMCO Low Duration Fund	2,027,441	21,167
PIMCO Real Return Asset Fund	73,425,878	827,510
PIMCO Real Return Fund	16,210,901	186,263
PIMCO RealEstateRealReturn Strategy Fund	114,830,506	546,593
PIMCO Short-Term Fund	2,555,405	25,274
PIMCO Small Cap StocksPLUS® TR Fund	14,623,481	118,450
PIMCO StocksPLUS® Fund	167,185	1,493
PIMCO StocksPLUS® Total Return Fund	315,603	2,597
PIMCO StocksPLUS® TR Short Strategy Fund	289,196,605	1,194,382
PIMCO Total Return Fund	19,049,897	207,263
PIMCO Unconstrained Bond Fund	71,611,625	799,902

Total Mutual Funds (Cost $13,235,310)		13,387,466

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/01/2011	$146	146

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $150. Repurchase proceeds are $146.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.5%
	5,247,394	52,568

Total Short-Term Instruments (Cost $52,714)		52,714

Total Investments 129.1% (Cost $13,288,024)		$13,440,180

Other Assets and Liabilities (Net) (29.1%)		(3,027,783)

Net Assets 100.0%		$10,412,397

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each Fund.

48	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Mutual Funds	$13,387,466	$0	$0	$13,387,466
Short-Term Instruments
Repurchase Agreements	0	146	0	146
PIMCO Short-Term Floating NAV Portfolio	52,568	0	0	52,568

	$13,440,034	$146	$0	$13,440,180

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Annual Report	March 31, 2011	49

Schedule of Investments PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

American General Finance Corp.
7.250% due 04/21/2015		$4,000	$4,012

HCA, Inc.
1.557% due 11/17/2012		4,000	3,980
2.557% due 11/14/2013		4,000	3,987

Total Bank Loan Obligations (Cost $11,975)			11,979

CORPORATE BONDS & NOTES 32.3%

BANKING & FINANCE 20.9%

AIG Retirement Services, Inc.
8.125% due 04/28/2023		1,600	1,738

Ally Financial, Inc.
0.000% due 12/01/2012		6,300	5,923
3.512% due 02/11/2014		3,000	3,010
5.375% due 06/06/2011		800	807
6.000% due 12/15/2011		1,100	1,127
6.000% due 05/23/2012		1,700	1,755
6.250% due 12/01/2017		300	306
6.625% due 05/15/2012		300	313
6.750% due 12/01/2014		150	157
6.875% due 09/15/2011		5,500	5,617
7.500% due 12/31/2013		4,450	4,834
7.500% due 09/15/2020		600	643
8.300% due 02/12/2015		2,100	2,307

American Express Bank FSB
5.550% due 10/17/2012		600	636

American Express Centurion Bank
5.550% due 10/17/2012		1,500	1,589

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		1,980	1,977
5.250% due 11/21/2011		600	617

American International Group, Inc.
0.413% due 10/18/2011		200	199
5.600% due 10/18/2016		700	729
5.850% due 01/16/2018		2,400	2,505
6.400% due 12/15/2020		9,100	9,719
8.000% due 05/22/2068	EUR	1,300	1,852
8.175% due 05/15/2068		$9,600	10,404

Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		1,000	1,000

BA Covered Bond Issuer
5.500% due 06/14/2012		700	731

Banco do Brasil S.A.
3.007% due 07/02/2014		1,500	1,514

Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,615

Banco Santander Brasil S.A.
2.409% due 03/18/2014		4,500	4,516
4.250% due 01/14/2016		1,600	1,604
4.500% due 04/06/2015		2,500	2,553

Banco Santander Chile
1.553% due 04/20/2012		700	700
1.903% due 01/19/2016		1,100	1,097

Bank of America Corp.
6.500% due 08/01/2016		1,800	1,991
8.000% due 12/29/2049		5,400	5,815

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	103

Bank of Montreal
2.850% due 06/09/2015		400	403

Bank of Nova Scotia
1.650% due 10/29/2015		900	863

Bank of Scotland PLC
4.880% due 04/15/2011		5,600	5,605

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banque PSA Finance
2.204% due 04/04/2014 (b)		$3,500	$3,493

Barclays Bank PLC
0.509% due 09/11/2017		10,000	9,570
5.000% due 09/22/2016		1,700	1,802
6.050% due 12/04/2017		900	938
14.000% due 11/29/2049	GBP	9,300	19,544

BBVA Bancomer S.A.
4.500% due 03/10/2016		$700	704
6.500% due 03/10/2021		1,300	1,290
7.250% due 04/22/2020		900	910

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,320

BPCE S.A.
2.375% due 10/04/2013		400	400
5.250% due 07/29/2049	EUR	700	908

Capital One Financial Corp.
6.150% due 09/01/2016		$300	328

Caterpillar Financial Services Corp.
6.160% due 06/29/2012	AUD	10,500	10,862

CBA Capital Trust I
5.805% due 08/29/2049		$1,900	1,950

CIT Group, Inc.
5.250% due 04/01/2014		600	604
7.000% due 05/01/2013		8	8
7.000% due 05/01/2014		16	16
7.000% due 05/01/2015		3,216	3,252
7.000% due 05/01/2016		27	27
7.000% due 05/01/2017		38	38

Citigroup Capital XXI
8.300% due 12/21/2077		400	418

Citigroup, Inc.
0.404% due 05/18/2011		3,400	3,400
0.434% due 03/16/2012		100	100
0.580% due 06/09/2016		500	471
1.164% due 02/15/2013		1,000	1,004
1.753% due 01/13/2014		2,700	2,745
2.312% due 08/13/2013		1,000	1,030
5.500% due 04/11/2013		2,600	2,782
5.500% due 10/15/2014		1,700	1,833
6.000% due 02/21/2012		40	42

Commonwealth Bank of Australia
0.723% due 07/12/2013		2,500	2,506

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	4,900	7,037

Countrywide Financial Corp.
5.800% due 06/07/2012		$400	421

Credit Agricole S.A.
5.136% due 12/29/2049	GBP	400	559
8.125% due 10/29/2049		300	490
8.375% due 10/29/2049		$1,600	1,720

Credit Suisse
2.200% due 01/14/2014		900	903

Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/31/2049		1,400	1,386

Deutsche Bank AG
1.872% due 09/22/2015	EUR	900	1,226
6.000% due 09/01/2017		$600	665

Dexia Credit Local
2.000% due 03/05/2013		20,900	20,748

FIH Erhvervsbank A/S
0.680% due 06/13/2013		7,400	7,398

Ford Motor Credit Co. LLC
3.053% due 01/13/2012		3,900	3,939
7.250% due 10/25/2011		800	823
7.500% due 08/01/2012		9,400	10,023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	$144

General Electric Capital Corp.
0.493% due 10/06/2015		$1,500	1,458
5.500% due 09/15/2067	EUR	400	523
5.875% due 01/14/2038		$3,444	3,411
6.875% due 01/10/2039		100	112

GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	6,152

Goldman Sachs Group, Inc.
5.300% due 02/14/2012		$200	208
5.950% due 01/18/2018		5,000	5,368

HBOS PLC
6.750% due 05/21/2018		1,300	1,273

HSBC Bank PLC
2.000% due 01/19/2014		1,000	997

HSBC Finance Corp.
6.676% due 01/15/2021		3,900	4,050

ING Bank NV
2.500% due 01/14/2016		600	575
2.625% due 02/09/2012		2,900	2,949

International Lease Finance Corp.
0.633% due 07/01/2011		200	200
4.750% due 01/13/2012		700	710
5.000% due 09/15/2012		1,300	1,327
5.750% due 06/15/2011		600	605
6.750% due 09/01/2016		700	752

Intesa Sanpaolo SpA
2.712% due 02/24/2014		2,300	2,331
6.500% due 02/24/2021		21,100	22,157

IPIC GMTN Ltd.
5.000% due 11/15/2020		500	487

Itau Unibanco Holding S.A.
6.200% due 04/15/2020		1,400	1,443

JPMorgan Chase & Co.
1.057% due 09/30/2013		1,000	1,005
4.250% due 10/15/2020		1,700	1,625
5.750% due 01/02/2013		200	214
7.900% due 04/29/2049		10,100	11,089

LBG Capital No.1 PLC
8.000% due 12/29/2049		1,200	1,158
8.500% due 12/29/2049		100	94

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	430

Lloyds TSB Bank PLC
4.875% due 01/21/2016		$1,200	1,237

Macquarie Bank Ltd.
6.625% due 04/07/2021 (b)		21,500	21,458

Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,442

Merrill Lynch & Co., Inc.
0.540% due 06/05/2012		200	199
6.050% due 08/15/2012		600	638
6.875% due 04/25/2018		300	333

MetLife Institutional Funding II
1.203% due 04/04/2014 (b)		6,500	6,532

Morgan Stanley
0.510% due 04/19/2012		200	200
0.553% due 01/09/2012		800	800
2.812% due 05/14/2013		500	518
5.950% due 12/28/2017		600	644

Nationwide Building Society
6.250% due 02/25/2020		500	521

New York Life Global Funding
4.650% due 05/09/2013		200	213

50	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
6.700% due 03/04/2020		$1,700	$1,812

Nordea Bank AB
2.125% due 01/14/2014		500	499

Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,692

Royal Bank of Scotland Group PLC
0.707% due 04/08/2011		5,200	5,200
1.450% due 10/20/2011		18,500	18,616
2.016% due 03/30/2015	CAD	6,300	5,490
6.934% due 04/09/2018	EUR	8,700	12,113
6.990% due 10/29/2049 (a)		$800	719

Santander Finance Preferred S.A. Unipersonal
11.300% due 07/29/2049	GBP	1,900	3,322

Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016		$200	200
7.300% due 07/27/2019	GBP	5,600	9,223

SLM Corp.
3.046% due 04/01/2014		$4,202	4,091
3.125% due 09/17/2012	EUR	6,800	9,373
3.796% due 11/01/2013		$20,246	20,080
5.000% due 04/15/2015		7,900	7,953
5.260% due 12/15/2011	AUD	500	505

SLM Corp. CPI Linked Bond
3.621% due 11/21/2013		$4,345	4,333

Societe Generale
5.922% due 04/29/2049		300	283

Springleaf Finance Corp.
0.560% due 12/15/2011		1,900	1,835
4.625% due 06/22/2011	EUR	9,800	13,854
5.200% due 12/15/2011		$700	702

State Bank of India
4.500% due 07/27/2015		1,000	1,020

Stone Street Trust
5.902% due 12/15/2015		3,200	3,337

Suffield Clo Ltd.
1.660% due 09/26/2014		852	844

Temasek Financial Ltd.
4.300% due 10/25/2019		300	305

UBS AG
1.412% due 02/23/2012		600	605
2.250% due 08/12/2013		6,750	6,815
6.450% due 08/26/2013	AUD	10,902	11,358

USB Capital IX
6.189% due 10/29/2049		$100	85

Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		8,800	9,493

Wachovia Bank N.A.
0.690% due 11/03/2014		400	390

Wachovia Corp.
0.433% due 10/15/2011		2,900	2,903
0.494% due 08/01/2013		500	497

Wells Fargo & Co.
7.980% due 03/29/2049		1,100	1,210

Westpac Banking Corp.
1.037% due 03/31/2014		6,400	6,410

Weyerhaeuser Co.
6.750% due 03/15/2012		2,000	2,103

			501,359

INDUSTRIALS 8.2%

Alcoa, Inc.
6.150% due 08/15/2020		1,100	1,163

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altria Group, Inc.
4.125% due 09/11/2015		$600	$623
7.750% due 02/06/2014		1,600	1,837

Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		8,300	8,372
4.125% due 01/15/2015		1,300	1,373
5.375% due 01/15/2020		1,300	1,396

Asciano Finance Ltd.
5.000% due 04/07/2018 (b)		14,900	14,819

BMW Finance NV
5.250% due 05/21/2012		800	840

Continental Airlines, Inc.
6.750% due 09/15/2015		5,100	5,170

CSN Islands XI Corp.
6.875% due 09/21/2019		5,100	5,686

CSN Resources S.A.
6.500% due 07/21/2020		3,700	3,959

Daimler Finance North America LLC
5.750% due 09/08/2011		8,500	8,686
7.300% due 01/15/2012		6,000	6,304

Deutsche Telekom International Finance BV
5.875% due 08/20/2013		6,200	6,800

DISH DBS Corp.
6.375% due 10/01/2011		4,344	4,442

Dow Chemical Co.
4.850% due 08/15/2012		7,200	7,542
6.000% due 10/01/2012		200	214

Enterprise Products Operating LLC
6.375% due 02/01/2013		3,100	3,351

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		3,600	3,924

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		5,100	5,806

Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		400	419
8.146% due 04/11/2018		1,300	1,532

Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,000	3,338

Gerdau Trade, Inc.
5.750% due 01/30/2021		300	305

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,437
7.625% due 04/09/2019		800	959

Kellogg Co.
5.125% due 12/03/2012		8,500	9,066

Kraft Foods, Inc.
2.625% due 05/08/2013		2,400	2,456
5.250% due 10/01/2013		4,113	4,464

Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,037

Northwest Airlines Pass-Through Trust
1.360% due 08/06/2011		1,669	1,613

Novatek Finance Ltd.
5.326% due 02/03/2016		500	516

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		9,000	9,529

Pearson Dollar Finance PLC
5.500% due 05/06/2013		400	429

Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,124
7.500% due 12/18/2013	GBP	100	176

Petrobras International Finance Co.
3.875% due 01/27/2016		$4,400	4,446
7.875% due 03/15/2019		1,800	2,120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleos Mexicanos
8.000% due 05/03/2019	$100	$121

Philip Morris International, Inc.
6.375% due 05/16/2038	1,100	1,241

PPG Industries, Inc.
1.900% due 01/15/2016	1,600	1,515

President and Fellows of Harvard College
6.500% due 01/15/2039	200	242

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	2,500	2,591

Reynolds American, Inc.
1.010% due 06/15/2011	2,271	2,273
7.750% due 06/01/2018	200	234

Roche Holdings, Inc.
7.000% due 03/01/2039	600	733

Shell International Finance BV
5.500% due 03/25/2040	100	102

Telefonica Emisiones SAU
2.582% due 04/26/2013	2,000	2,019

Time Warner Cable, Inc.
6.200% due 07/01/2013	20,000	21,984

Time Warner, Inc.
6.100% due 07/15/2040	10,600	10,402

Total Capital S.A.
4.450% due 06/24/2020	300	306

Transocean, Inc.
4.950% due 11/15/2015	800	845

Union Pacific Corp.
5.700% due 08/15/2018	500	560

Vivendi S.A.
5.750% due 04/04/2013	1,900	2,040

Volkswagen International Finance NV
0.757% due 10/01/2012	7,600	7,606

		197,087

UTILITIES 3.2%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	200	248

AT&T, Inc.
6.700% due 11/15/2013	2,000	2,251

British Telecommunications PLC
5.150% due 01/15/2013	3,000	3,191

Cleco Power LLC
6.000% due 12/01/2040	3,300	3,159

Duke Energy Carolinas LLC
5.750% due 11/15/2013	100	111

Duke Energy Corp.
5.650% due 06/15/2013	2,225	2,421

FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,299

Majapahit Holding BV
7.750% due 01/20/2020	1,800	2,034

NV Energy, Inc.
6.250% due 11/15/2020	1,000	1,022

Progress Energy, Inc.
6.850% due 04/15/2012	3,000	3,177

Qtel International Finance Ltd.
4.750% due 02/16/2021	1,700	1,591
6.500% due 06/10/2014	3,000	3,291

Qwest Corp.
3.560% due 06/15/2013	2,000	2,095
8.875% due 03/15/2012	5,100	5,470

See Accompanying Notes	Annual Report	March 31, 2011	51

Schedule of Investments PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	$277	$288

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	840	903
6.750% due 09/30/2019	1,000	1,127

Telecom Italia Capital S.A.
0.913% due 07/18/2011	7,400	7,401

TELUS Corp.
8.000% due 06/01/2011	5,333	5,397

TNK-BP Finance S.A.
6.625% due 03/20/2017	1,400	1,502
7.250% due 02/02/2020	4,700	5,193
7.500% due 03/13/2013	1,100	1,206
7.875% due 03/13/2018	1,300	1,495

Verizon Communications, Inc.
0.918% due 03/28/2014	5,600	5,635

Verizon Wireless Capital LLC
2.914% due 05/20/2011	500	502
5.250% due 02/01/2012	200	207

Virginia Electric and Power Co.
4.750% due 03/01/2013	4,735	5,040

		76,256

Total Corporate Bonds & Notes (Cost $753,782)		774,702

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Chesapeake Energy Corp.
2.250% due 12/15/2038	400	369

Transocean, Inc.
1.500% due 12/15/2037	2,400	2,373

Total Convertible Bonds & Notes (Cost $2,536)		2,742

MUNICIPAL BONDS & NOTES 2.6%

CALIFORNIA 1.2%

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	502
7.043% due 04/01/2050	1,100	1,124

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,204

California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	98
7.021% due 08/01/2040	100	98

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	199

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	4,175
6.603% due 07/01/2050	1,000	1,047

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	734

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	937

Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	8,335

Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	2,903

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	$500	$464

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	7,229

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	200	202

		29,251

FLORIDA 0.1%

Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,157

ILLINOIS 0.4%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	6,800	6,996

Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	930

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	100	96

		8,022

LOUISIANA 0.0%

East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	793

NEBRASKA 0.0%

Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	99

NEVADA 0.0%

Clark County, Nevada General Obligation Bonds, (AGM Insured), Series 2006
4.750% due 06/01/2030	300	289

Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	198

		487

NEW JERSEY 0.1%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.310% due 06/15/2013	1,500	1,499

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,076

		2,575

NEW YORK 0.5%

New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	4,702

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	515

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	$5,500	$5,698

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	958

		11,873

OHIO 0.1%

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,140

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.500% due 06/01/2047	700	512

		1,652

TEXAS 0.1%

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	2,574

WASHINGTON 0.1%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,352

Total Municipal Bonds & Notes (Cost $60,728)		61,835

U.S. GOVERNMENT AGENCIES 5.0%

Fannie Mae
0.600% due 07/25/2037	1,442	1,442
0.630% due 07/25/2037	1,618	1,619
0.650% due 09/25/2035	992	992
0.660% due 09/25/2035	1,934	1,933
0.700% due 09/25/2035	733	734
0.970% due 06/25/2037	2,314	2,330
0.980% due 06/25/2040	10,239	10,310
0.990% due 03/25/2040	2,485	2,505
4.000% due 04/01/2023 - 02/01/2041	746	768
4.500% due 06/01/2023 - 04/01/2041	15,993	16,445
5.000% due 03/01/2034 - 04/01/2041	22,616	23,650
5.500% due 07/01/2028 - 05/01/2041	16,634	17,798
6.000% due 11/01/2032 - 05/01/2037	15,367	16,737

Farm Credit Bank
7.561% due 11/29/2049	10,257	10,704

Freddie Mac
0.955% due 08/15/2037	2,008	2,022
0.965% due 10/15/2037	473	476
0.975% due 05/15/2037 - 09/15/2037	2,205	2,220
4.500% due 08/01/2040 - 04/01/2041	5,471	5,552
5.500% due 03/01/2039	1,605	1,713

Small Business Administration
6.220% due 12/01/2028	82	90

Total U.S. Government Agencies (Cost $119,762)		120,040

U.S. TREASURY OBLIGATIONS 4.9%

Treasury Inflation Protected Securities (e)
1.750% due 01/15/2028	2,733	2,788
2.000% due 01/15/2026	1,997	2,133
2.375% due 01/15/2025	6,775	7,614

52	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 01/15/2027 (g)(i)		$58,087	$64,699
2.500% due 01/15/2029		19,691	22,329
3.875% due 04/15/2029		12,992	17,402

Total U.S. Treasury Obligations (Cost $117,457)			116,965

MORTGAGE-BACKED SECURITIES 5.8%

Arran Residential Mortgages Funding PLC
2.291% due 05/16/2047	EUR	928	1,314
2.491% due 05/16/2047		1,800	2,556

Banc of America Commercial Mortgage, Inc.
5.309% due 10/10/2045		$13,849	13,984
5.658% due 06/10/2049		5,808	6,034

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		1,673	1,583
5.679% due 02/24/2051		4,900	5,208

Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		4,008	3,469

Bear Stearns Commercial Mortgage Securities
0.365% due 03/15/2019		854	841

Chase Mortgage Finance Corp.
5.292% due 12/25/2035		3,595	3,293

Citigroup Mortgage Loan Trust, Inc.
0.320% due 01/25/2037		1,111	612
2.650% due 03/25/2036		2,961	2,499

Credit Suisse Mortgage Capital Certificates
0.425% due 10/15/2021		6,723	6,482

Eclipse Ltd.
0.943% due 01/25/2020	GBP	11,216	15,132

European Loan Conduit
1.243% due 05/15/2019	EUR	257	335

Extended Stay America Trust
2.950% due 11/05/2027		$4,670	4,592

First Horizon Asset Securities, Inc.
2.880% due 10/25/2035		811	716

Granite Master Issuer PLC
0.344% due 12/20/2054		7,424	7,030

Granite Mortgages PLC
0.986% due 09/20/2044	GBP	5,007	7,672
0.996% due 09/20/2044		1,344	2,061
1.156% due 01/20/2044		205	315
1.392% due 01/20/2044	EUR	254	344

GS Mortgage Securities Corp. II
1.535% due 03/06/2020		$19,100	19,111

GSR Mortgage Loan Trust
2.815% due 09/25/2035		1,269	1,260

Harborview Mortgage Loan Trust
0.594% due 06/20/2035		2,277	1,918

Holmes Master Issuer PLC
2.339% due 10/15/2054	EUR	1,300	1,842

JPMorgan Chase Commercial Mortgage Securities Corp.
5.447% due 06/12/2047		$2,100	2,161

JPMorgan Mortgage Trust
3.081% due 08/25/2035		1,513	1,294
5.750% due 01/25/2036		89	84

Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		2,357	2,388

Merrill Lynch Mortgage Investors, Inc.
5.311% due 09/25/2035		1,705	1,563

Morgan Stanley Capital I
5.439% due 02/12/2044		1,800	1,864
5.450% due 10/28/2033		1,003	1,024
5.610% due 04/15/2049		2,233	2,260

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBP Depositor LLC Trust
4.646% due 07/15/2045		$4,600	$4,674

Thornburg Mortgage Securities Trust
0.350% due 03/25/2037		1,021	1,002

Wachovia Mortgage Loan Trust LLC
3.073% due 10/20/2035		2,100	1,702

WaMu Mortgage Pass-Through Certificates
1.812% due 11/25/2046		9,192	6,702

Wells Fargo Mortgage-Backed Securities Trust
2.788% due 10/25/2035		2,487	2,311

Total Mortgage-Backed Securities (Cost $138,180)			139,232

ASSET-BACKED SECURITIES 4.5%

Centurion CDO VII Ltd.
0.674% due 01/30/2016		2,124	2,033

Chase Issuance Trust
5.160% due 04/16/2018		100	111

Citibank Omni Master Trust
3.005% due 08/15/2018		4,600	4,876

Countrywide Asset-Backed Certificates
0.300% due 05/25/2047		8	8

Driver One GmbH
1.787% due 09/21/2014	EUR	5,431	7,713

Duane Street CLO
0.562% due 11/08/2017		$17,079	16,392

Galaxy CLO Ltd.
0.583% due 04/17/2017		2,564	2,468

GSPA Monetization Trust
6.422% due 10/09/2029		1,673	1,597

Hillmark Funding
0.562% due 05/21/2021		5,800	5,396

HSBC Home Equity Loan Trust
1.194% due 11/20/2036		10,100	9,966

Morgan Stanley ABS Capital I
0.570% due 11/25/2035		6,829	6,099

Penta CLO S.A.
1.478% due 06/04/2024	EUR	3,873	4,956

Plymouth Rock CLO Ltd.
1.920% due 02/16/2019		$4,500	4,493

SLM Student Loan Trust
1.433% due 12/15/2023	EUR	10,248	13,957
1.443% due 09/15/2021		13,160	18,134
3.500% due 08/17/2043		$3,682	3,667
4.500% due 11/16/2043		1,151	1,119
6.255% due 07/15/2042		2,084	2,014

Wind River CLO Ltd.
0.639% due 12/19/2016		3,746	3,643

Total Asset-Backed Securities (Cost $108,329)			108,642

SOVEREIGN ISSUES 3.3%

Canada Government International Bond
1.500% due 12/01/2012	CAD	1,600	1,645
1.750% due 03/01/2013		4,800	4,945
2.000% due 12/01/2014		2,000	2,033
2.500% due 09/01/2013		2,900	3,026
3.000% due 12/01/2015		300	314

Canada Housing Trust No. 1
2.750% due 12/15/2015		1,400	1,435
3.350% due 12/15/2020		1,600	1,603
3.950% due 12/15/2011		500	525
4.000% due 06/15/2012		2,600	2,759
4.550% due 12/15/2012		1,800	1,941
4.800% due 06/15/2012		1,900	2,035

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Export-Import Bank of Korea
4.000% due 01/29/2021		$1,800	$1,646
5.125% due 06/29/2020		400	405
5.875% due 01/14/2015		1,500	1,644
8.125% due 01/21/2014		3,400	3,899

Instituto de Credito Oficial
2.941% due 03/25/2014	EUR	3,500	4,948

Korea Finance Corp.
3.250% due 09/20/2016		$1,000	970

Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,022

Mexico Government International Bond
6.000% due 06/18/2015	MXN	76,300	6,245
6.050% due 01/11/2040		$200	207

Province of Ontario Canada
1.375% due 01/27/2014		2,400	2,393
4.200% due 03/08/2018	CAD	200	214
4.200% due 06/02/2020		18,600	19,470
4.300% due 03/08/2017		400	433
4.400% due 06/02/2019		900	964
4.600% due 06/02/2039		600	625
5.500% due 06/02/2018		300	345
5.850% due 03/08/2033		1,400	1,705

Qatar Government International Bond
6.400% due 01/20/2040		$1,600	1,692

Russia Government International Bond
3.625% due 04/29/2015		300	305
7.500% due 03/31/2030		6,401	7,477

Societe Financement de l'Economie Francaise
0.503% due 07/16/2012		2,000	2,008

Total Sovereign Issues (Cost $79,254)			80,878

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

American International Group, Inc. (c)		473	16

Total Common Stocks (Cost $20)			16

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

American International Group, Inc.
8.500% due 08/01/2011		11,399	51

Wells Fargo & Co.
7.500% due 12/31/2049		2,900	3,002

Total Convertible Preferred Securities (Cost $2,783)			3,053

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Farm Credit Bank
10.000% due 12/31/2049		1,000	1,123

GMAC Capital Trust I
8.125% due 12/31/2049		50,000	1,278

Total Preferred Securities (Cost $2,280)			2,401

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 41.1%

CERTIFICATES OF DEPOSIT 1.1%

Banco Do Brasil S.A.
0.000% due 02/15/2012		$8,100	8,161

See Accompanying Notes	Annual Report	March 31, 2011	53

Schedule of Investments PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Itau Unibanco S.A.
1.450% due 06/13/2011	$3,300	$3,292
1.670% due 02/06/2012	13,200	13,007
1.700% due 09/12/2011	3,400	3,379

		27,839

COMMERCIAL PAPER 3.4%

Comcast Corp.
0.480% due 04/25/2011	1,100	1,100

Kells Funding LLC
0.230% due 04/15/2011	2,200	2,200
0.239% due 04/04/2011	800	800
0.250% due 04/19/2011	26,000	25,997
0.280% due 06/29/2011	4,100	4,097
0.280% due 07/08/2011	2,800	2,798
0.280% due 07/13/2011	1,100	1,099
0.280% due 07/18/2011	3,800	3,796
0.300% due 07/07/2011	7,400	7,394
0.300% due 07/19/2011	14,000	13,987
0.330% due 08/16/2011	1,000	999
0.360% due 09/07/2011	1,400	1,398

Nissan Motor Acceptance Corp.
0.600% due 06/22/2011	3,400	3,397

Straight-A Funding LLC
0.208% due 05/09/2011	300	300
0.240% due 06/02/2011	900	899
0.240% due 06/06/2011	1,300	1,299
0.250% due 06/03/2011	900	900

Vodafone Group PLC
0.880% due 01/19/2012	8,500	8,453

		80,913

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 2.6%

Barclays Capital, Inc.
0.130% due 04/01/2011	$14,000	$14,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $14,272. Repurchase proceeds are $14,000.)
0.140% due 04/15/2011	7,600	7,600
(Dated 03/10/2011. Collateralized by Fannie Mae 0.290% due 11/23/2012 valued at $7,766. Repurchase proceeds are $7,600.)

Citigroup Global Markets, Inc.
0.140% due 04/01/2011	10,000	10,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $10,215. Repurchase proceeds are $10,000.)

Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011	29,000	29,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $29,664. Repurchase proceeds are $29,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2011	1,110	1,110
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,135. Repurchase proceeds are $1,110.)

		61,710

SHORT-TERM NOTES 0.7%

Banco Santander Brasil S.A.
2.596% due 12/28/2011	4,800	4,704

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
0.883% due 10/11/2011		$11,500	$11,499

			16,203

JAPAN TREASURY BILLS 2.4%
0.108% due 04/27/2011 - 06/13/2011 (d)	JPY	4,800,000	57,702

U.S. TREASURY BILLS 2.0%
0.141% due 06/09/2011 - 09/08/2011 (d)(g)		$47,767	47,744

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 28.9%
		69,229,497	693,541

Total Short-Term Instruments (Cost $986,051)			985,652

Total Investments 100.3% (Cost $2,383,137)			$2,408,137

Written Options (k) (0.2%) (Premiums $6,147)			(6,452)

Other Assets and Liabilities (Net) (0.1%)			(1,853)

Net Assets 100.0%			$2,399,832

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average yield.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $4,848 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $36,954 at a weighted average interest rate of 0.035%. On March 31, 2011, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $17,936 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	1,703	$333
90-Day Eurodollar December Futures	Long	12/2012	110	(228)
90-Day Eurodollar June Futures	Long	06/2011	376	(12)
90-Day Eurodollar June Futures	Long	06/2012	1,567	(610)
90-Day Eurodollar March Futures	Long	03/2012	9,707	(593)
90-Day Eurodollar September Futures	Long	09/2011	1,419	276
90-Day Eurodollar September Futures	Long	09/2012	353	(635)
U.S. Treasury 2-Year Note June Futures	Long	06/2011	1,651	(88)
U.S. Treasury 10-Year Note June Futures	Short	06/2011	362	(87)

				$(1,644)

54	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(j)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)			Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2021	1.378%	$		5,300	$(160)	$(172)	$12
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.966%			500	1	(7)	8
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.081%			13,100	(46)	(44)	(2)
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.009%			1,000	0	(16)	16
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.081%			400	(1)	(1)	0
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.009%			7,200	0	(90)	90
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.966%			1,000	2	(10)	12
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.966%			500	1	(7)	8
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.966%			300	1	(8)	9
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.009%			900	0	(9)	9
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.009%			1,400	0	(16)	16
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.009%			500	0	(5)	5
China Government International Bond	BCLY	1.000%	03/20/2016	0.677%			700	11	8	3
China Government International Bond	BNP	1.000%	03/20/2016	0.677%			300	5	4	1
Emirate of Abu Dhabi	MSC	1.000%	03/20/2016	1.067%			5,000	(14)	(38)	24
France Government Bond	GSC	0.250%	12/20/2015	0.693%			300	(6)	(6)	0
France Government Bond	MSC	0.250%	03/20/2016	0.724%			500	(11)	(17)	6
France Government Bond	RBS	0.250%	12/20/2015	0.693%			700	(14)	(14)	0
France Government Bond	RBS	0.250%	03/20/2016	0.724%			13,500	(302)	(417)	115
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.080%			2,200	(8)	(44)	36
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.128%			14,200	(81)	(150)	69
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.845%			4,000	568	142	426
Japan Government International Bond	BOA	1.000%	03/20/2016	0.965%			300	0	4	(4)
Japan Government International Bond	GSC	1.000%	03/20/2016	0.965%			6,200	12	(58)	70
Japan Government International Bond	JPM	1.000%	03/20/2016	0.965%			27,200	53	102	(49)
Japan Government International Bond	MSC	1.000%	03/20/2016	0.965%			2,000	3	(20)	23
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.367%			300	(5)	(9)	4
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.367%			300	(5)	(9)	4
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.367%			400	(7)	(12)	5
MBIA, Inc.	GSC	5.000%	09/20/2011	9.796%			15,900	(329)	(159)	(170)
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	0.289%			200	1	0	1
MetLife, Inc.	BOA	1.000%	12/20/2015	1.432%			1,900	(36)	(106)	70
MetLife, Inc.	DUB	1.000%	03/20/2018	1.686%			6,400	(264)	(363)	99
MetLife, Inc.	GSC	1.000%	03/20/2015	1.236%			2,000	(18)	(121)	103
MetLife, Inc.	GSC	1.000%	09/20/2015	1.370%			3,500	(53)	(225)	172
MetLife, Inc.	JPM	1.000%	09/20/2015	1.370%			5,600	(86)	(332)	246
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.890%			400	2	(9)	11
Mexico Government International Bond	BCLY	1.000%	03/20/2016	1.021%			13,400	(10)	(65)	55
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.890%			400	2	(9)	11
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.890%			200	0	(5)	5
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.021%			5,700	(5)	(35)	30
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.956%			7,200	16	(83)	99
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.193%			2,900	(24)	(59)	35
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.456%			10,300	(214)	(366)	152
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.456%			19,700	(408)	(624)	216
Republic of Italy Government Bond	RBS	1.000%	03/20/2016	1.456%			8,100	(168)	(292)	124
Spain Government International Bond	BOA	1.000%	03/20/2016	2.308%			16,400	(950)	(1,031)	81
Spain Government International Bond	GSC	1.000%	03/20/2016	2.308%			8,300	(480)	(511)	31
Spain Government International Bond	JPM	1.000%	03/20/2016	2.308%			8,000	(463)	(456)	(7)
Spain Government International Bond	MSC	1.000%	03/20/2016	2.308%			5,500	(319)	(317)	(2)
U.S. Treasury Notes	BNP	0.250%	03/20/2016	0.389%		EUR	4,400	(40)	(62)	22
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.538%	$		200	5	4	1
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%			2,000	45	46	(1)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.425%			800	19	4	15
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.425%			2,400	54	12	42

								$(3,726)	$(6,083)	$2,357

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$	9,300	$1,124	$1,181	$(57)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		900	109	118	(9)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		1,000	121	117	4
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	61	57	4
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		1,700	205	191	14
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		3,900	513	494	19
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		5,000	658	685	(27)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		7,500	987	960	27
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015		2,400	315	319	(4)

See Accompanying Notes	Annual Report	March 31, 2011	55

Schedule of Investments PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1) (cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	$	1,000	$132	$118	$14
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		6,300	829	773	56
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		1,000	131	130	1
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		300	40	42	(2)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		200	28	27	1
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015		14,900	517	63	454
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		11,300	84	44	40

						$5,854	$5,319	$535

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$3	$0	$3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,600	11	2	9
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		1,300	8	2	6
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		11,100	70	14	56
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		3,200	34	5	29
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		2,800	29	1	28
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		16,400	153	69	84
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		1,100	4	0	4
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		700	3	0	3
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		28,000	122	(12)	134
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,300	52	26	26
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,600	41	10	31
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,100	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		600	0	(1)	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		2,100	7	1	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		21,200	70	77	(7)
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		8,200	21	14	7
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		1,700	4	0	4
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,500	5	(2)	7
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		900	(1)	1	(2)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		1,000	(1)	1	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		800	3	1	2
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		21,800	27	55	(28)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,400	17	9	8
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		10,300	76	3	73
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		400	3	1	2
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		20,600	137	82	55
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,900	15	7	8
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		5,100	54	4	50
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		2,600	29	0	29
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		12,900	(63)	0	(63)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		1,000	(1)	4	(5)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		300	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		600	2	0	2
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		200	2	1	1
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	7	5	2
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA	$	4,800	73	84	(11)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		4,400	67	138	(71)

56	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM	$	2,600	$39	$1	$38
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		800	12	22	(10)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		1,200	17	27	(10)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		600	8	26	(18)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		500	7	22	(15)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		2,600	37	88	(51)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		1,800	26	42	(16)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		2,800	40	79	(39)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		200	3	4	(1)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		500	7	23	(16)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		2,600	37	79	(42)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		15,700	223	355	(132)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		15,300	217	344	(127)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	6,800	0	0	0

							$1,777	$1,718	$59

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	eRAFI EM Index	109,629	1-Month USD-LIBOR plus a specified spread	$	245,557	02/29/2012	CITI	$11,895
Receive	eRAFI EM Index	161,528	1-Month USD-LIBOR plus a specified spread		363,895	03/15/2012	CITI	15,493
Receive	eRAFI EM Index	110,891	1-Month USD-LIBOR plus a specified spread		265,974	03/30/2012	CSFB	0
Receive	eRAFI EM Index	46,053	1-Month USD-LIBOR plus a specified spread		104,036	04/29/2011	JPM	6,396
Receive	eRAFI EM Index	82,225	1-Month USD-LIBOR plus a specified spread		185,752	04/30/2011	JPM	11,401
Receive	eRAFI EM Index	52,609	1-Month USD-LIBOR plus a specified spread		118,848	05/31/2011	JPM	7,307
Receive	eRAFI EM Index	173,202	1-Month USD-LIBOR plus a specified spread		391,275	06/30/2011	JPM	24,057
Receive	eRAFI EM Index	105,792	1-Month USD-LIBOR plus a specified spread		239,327	08/12/2011	JPM	14,470
Receive	eRAFI EM Index	81,819	1-Month USD-LIBOR plus a specified spread		182,742	04/20/2011	MLP	13,554
Receive	eRAFI EM Index	77,561	1-Month USD-LIBOR plus a specified spread		178,954	04/26/2011	MLP	7,190

								$111,763

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	32	$17	$(18)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	3,493	1,947	(820)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	173	141	(131)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	301	129	(163)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	301	188	(59)
Put - CME S&P 500 Index April Futures	1,230.000	04/15/2011	58	195	(26)
Call - CME S&P 500 Index April Futures	1,330.000	04/15/2011	58	145	(155)

				$2,762	$(1,372)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	18,300	$38	$(76)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		21,400	122	(290)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		25,500	96	(220)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		13,000	109	(190)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,600	11	(23)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		12,900	77	(188)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		7,400	46	(108)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		57,900	455	(845)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,400	66	(95)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		16,400	170	(210)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,700	171	(201)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		8,500	88	(132)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		10,400	113	(133)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		19,400	197	(248)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		9,600	94	(150)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,100	251	(372)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		9,600	237	(291)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,200	80	(97)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		1,700	24	(11)

See Accompanying Notes	Annual Report	March 31, 2011	57

Schedule of Investments PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	3,200	$44	$(21)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		1,600	22	(10)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		1,600	22	(11)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		2,000	12	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		3,600	51	(24)

								$2,596	$(3,946)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$	1,000	$5	$(3)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011		3,300	7	(8)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		3,300	14	(9)
Call - OTC CDX.IG-15 5-Year Index	BOA	Buy	0.800%	06/15/2011		5,000	16	(9)
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	06/15/2011		5,000	15	(5)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		1,900	9	(7)

							$66	$(41)

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	JPY	79.000	04/21/2011	$	1,700	$7	$(1)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	9,200	$49	$(77)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		8,500	43	(71)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		28,400	316	(502)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		23,100	251	(408)

						$659	$(1,058)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,100	$19	$(12)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,400	31	(15)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	(7)

						$57	$(34)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	210	$163,000	EUR	0	$1,094
Sales	5,318	573,000		20,600	8,230
Closing Buys	(1,035)	(258,600)		(20,600)	(2,748)
Expirations	(24)	(10,500)		0	(162)
Exercised	(53)	(70,000)		0	(267)

Balance at 03/31/2011	4,416	$396,900	EUR	0	$6,147

(l)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	4.500%	04/01/2041	$10,000	$10,233	$(10,162)
Fannie Mae	5.500%	04/01/2041	2,000	2,136	(2,138)
Fannie Mae	6.000%	04/01/2041	3,000	3,254	(3,261)
U.S. Treasury Bonds	2.625%	11/15/2020	2,600	2,456	(2,423)
U.S. Treasury Bonds	3.625%	02/15/2021	3,600	3,591	(3,679)

				$21,670	$(21,663)

(7)	Market value includes $33 of interest payable on short sales.

58	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(m)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	169	04/2011	BNP	$2	$0	$2
Sell		11,016	04/2011	BOA	0	(390)	(390)
Sell		6,195	04/2011	DUB	0	(332)	(332)
Buy	BRL	37,768	04/2011	BCLY	872	0	872
Sell		37,768	04/2011	CITI	0	(531)	(531)
Buy		37,768	06/2011	CITI	557	0	557
Buy		186	09/2011	BOA	10	0	10
Buy		186	09/2011	MSC	10	0	10
Buy	CAD	2,667	06/2011	BNP	17	0	17
Buy		13,077	06/2011	DUB	241	0	241
Sell	CHF	104	05/2011	BNP	0	(2)	(2)
Buy		473	05/2011	MSC	9	0	9
Buy	CNY	210	11/2011	BCLY	0	0	0
Buy		1,260	11/2011	CITI	1	0	1
Buy		10,261	11/2011	HSBC	0	(11)	(11)
Buy		16,470	11/2011	JPM	9	(8)	1
Buy		12,217	02/2012	BCLY	0	(12)	(12)
Sell	EUR	634	04/2011	BOA	0	(25)	(25)
Buy		202	04/2011	CITI	4	0	4
Sell		19,410	04/2011	CITI	0	(1,218)	(1,218)
Sell		1,092	04/2011	DUB	0	(50)	(50)
Buy		633	04/2011	JPM	19	0	19
Sell		1,544	04/2011	JPM	0	(96)	(96)
Sell		17,659	04/2011	MSC	0	(385)	(385)
Buy		2,524	04/2011	RBC	57	0	57
Sell		37,440	04/2011	UBS	0	(1,297)	(1,297)
Sell	GBP	11,281	06/2011	BNP	189	0	189
Sell		10,650	06/2011	CITI	12	0	12
Sell		10,650	06/2011	CSFB	17	0	17
Sell		5,092	06/2011	RBC	99	0	99
Sell	IDR	4,144,250	04/2011	BOA	0	(1)	(1)
Buy		2,298,250	04/2011	CITI	14	0	14
Buy		1,846,000	04/2011	JPM	12	0	12
Buy		3,299,438	07/2011	BCLY	21	0	21
Buy		1,323,000	07/2011	BNP	11	0	11
Buy		8,842,000	07/2011	CITI	50	0	50
Buy		8,381,350	07/2011	HSBC	64	0	64
Buy		3,102,000	07/2011	JPM	16	0	16
Buy		1,228,500	07/2011	RBS	10	0	10
Buy		6,016,000	10/2011	DUB	28	0	28
Buy		12,699,175	10/2011	RBS	60	0	60
Buy		4,144,250	01/2012	BOA	3	0	3
Buy	INR	23,000	05/2011	BCLY	18	0	18
Buy		34,000	05/2011	JPM	30	0	30
Buy		112,288	08/2011	CITI	71	0	71
Sell	JPY	5,322,721	04/2011	CITI	1,060	0	1,060
Sell		10,000	06/2011	CITI	1	0	1
Buy	KRW	59,600	05/2011	BCLY	1	0	1
Buy		2,179,680	05/2011	CITI	65	0	65
Buy		47,997	05/2011	GSC	1	0	1
Buy		1,375,250	05/2011	HSBC	51	0	51
Buy		11,882,196	05/2011	JPM	439	0	439
Buy		27,121,735	05/2011	MSC	482	0	482
Buy		226,000	05/2011	RBS	6	0	6
Buy		2,439,150	05/2011	UBS	120	0	120
Buy	MXN	180,316	07/2011	CITI	342	0	342
Buy		90,261	07/2011	HSBC	125	0	125
Buy	MYR	1,200	08/2011	BCLY	7	0	7
Buy		2,070	08/2011	CITI	11	0	11
Buy		650	08/2011	HSBC	3	0	3
Buy		300	08/2011	JPM	1	0	1
Buy	PHP	71,209	06/2011	BCLY	42	0	42
Buy		15,180	06/2011	CITI	5	0	5
Buy		7,415	06/2011	DUB	2	0	2
Buy		29,746	06/2011	HSBC	6	0	6
Buy		25,562	06/2011	JPM	16	0	16
Buy		3,310	11/2011	BCLY	2	0	2
Buy		129,369	11/2011	CITI	55	0	55
Buy		57,096	11/2011	GSC	15	0	15
Buy		22,185	11/2011	JPM	11	0	11

See Accompanying Notes	Annual Report	March 31, 2011	59

Schedule of Investments PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SEK	635	05/2011	MSC	$1	$0	$1
Buy	SGD	3,549	05/2011	CITI	16	0	16
Buy		3,235	06/2011	BOA	39	0	39
Buy		257	06/2011	CITI	4	0	4
Buy		1,333	06/2011	DUB	35	0	35
Buy		1,620	06/2011	GSC	35	0	35
Buy		972	06/2011	JPM	22	0	22
Buy		920	06/2011	RBS	31	0	31
Buy		300	09/2011	BCLY	3	0	3
Buy		700	09/2011	CITI	8	0	8
Buy		500	09/2011	DUB	5	0	5
Buy		1,268	09/2011	JPM	13	0	13
Buy		1,000	09/2011	RBS	11	0	11
Buy	TRY	5,850	07/2011	HSBC	34	0	34
Buy	TWD	10,445	04/2011	BCLY	1	0	1
Sell		10,445	04/2011	BCLY	0	(1)	(1)
Buy		2,692	04/2011	BOA	3	0	3
Sell		2,692	04/2011	BOA	0	0	0
Buy		4,991	04/2011	DUB	4	0	4
Sell		4,991	04/2011	DUB	0	0	0
Buy		2,762	04/2011	JPM	3	0	3
Sell		2,762	04/2011	JPM	0	0	0
Buy		10,445	01/2012	BCLY	1	0	1
Buy	ZAR	23,254	07/2011	JPM	0	(19)	(19)
Buy		1,520	09/2011	BCLY	19	0	19
Buy		760	09/2011	MSC	10	0	10

					$5,700	$(4,378)	$1,322

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$11,979	$0	$11,979
Corporate Bonds & Notes
Banking & Finance	21,458	477,449	2,452	501,359
Industrials	14,819	180,655	1,613	197,087
Utilities	0	76,256	0	76,256
Convertible Bonds & Notes
Industrials	0	2,742	0	2,742
Municipal Bonds & Notes
California	0	29,251	0	29,251
Florida	0	2,157	0	2,157
Illinois	0	8,022	0	8,022
Louisiana	0	793	0	793
Nebraska	0	99	0	99
Nevada	0	487	0	487
New Jersey	0	2,575	0	2,575
New York	0	11,873	0	11,873
Ohio	0	1,652	0	1,652
Texas	0	2,574	0	2,574
Washington	0	2,352	0	2,352
U.S. Government Agencies	0	120,040	0	120,040
U.S. Treasury Obligations	0	116,965	0	116,965
Mortgage-Backed Securities	0	139,232	0	139,232
Asset-Backed Securities	0	67,664	40,978	108,642
Sovereign Issues	0	75,930	4,948	80,878
Common Stocks
Financials	16	0	0	16
Convertible Preferred Securities
Banking & Finance	3,053	0	0	3,053

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Preferred Securities
Banking & Finance	$0	$2,401	$0	$2,401
Short-Term Instruments
Certificates of Deposit	0	27,839	0	27,839
Commercial Paper	0	80,913	0	80,913
Repurchase Agreements	0	61,710	0	61,710
Short-Term Notes	0	16,203	0	16,203
Japan Treasury Bills	0	57,702	0	57,702
U.S. Treasury Bills	0	47,744	0	47,744
PIMCO Short-Term Floating NAV Portfolio	693,541	0	0	693,541
	$732,887	$1,625,259	$49,991	$2,408,137

Short Sales, at value	$0	$(21,663)	$0	$(21,663)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,226	0	3,226
Equity Contracts	0	111,763	0	111,763
Foreign Exchange Contracts	0	5,700	0	5,700
Interest Rate Contracts	609	725	0	1,334
	$609	$121,414	$0	$122,023

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(375)	0	(375)
Equity Contracts	0	(181)	0	(181)
Foreign Exchange Contracts	0	(4,379)	0	(4,379)
Interest Rate Contracts	(2,253)	(5,803)	(1,092)	(9,148)
	$(2,253)	$(10,738)	$(1,092)	$(14,083)

Totals	$731,243	$1,714,272	$48,899	$2,494,414

60	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,622	$(248)	$(2)	$2	$(16)	$94	$0	$2,452	$(16)
Industrials	0	2,142	(511)	20	7	(45)	0	0	1,613	(45)
Asset-Backed Securities	2,044	38,955	(152)	30	5	96	0	0	40,978	94
Sovereign Issues	0	4,958	0	0	0	(10)	0	0	4,948	(10)
	$2,044	$48,677	$(911)	$48	$14	$25	$94	$0	$49,991	$23

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(7)	$0	$(709)	$0	$0	$(376)	$0	$0	$(1,092)	$(376)

Totals	$2,037	$48,677	$(1,620)	$48	$14	$(351)	$94	$0	$48,899	$(353)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$1,845	$1,845
Unrealized appreciation on foreign currency contracts	0	0	0	5,700	0	5,700
Unrealized appreciation on swap agreements	0	3,226	111,763	0	725	115,714

	$0	$3,226	$111,763	$5,700	$2,570	$123,259

Liabilities:
Written options outstanding	$0	$41	$181	$1	$6,229	$6,452
Unrealized depreciation on foreign currency contracts	0	0	0	4,378	0	4,378
Unrealized depreciation on swap agreements	0	334	0	0	666	1,000

	$0	$375	$181	$4,379	$6,895	$11,830

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$5,878	$261,581	$65	$18,423	$285,947
Net realized (loss) on foreign currency transactions	0	0	0	(4,109)	0	(4,109)

	$0	$5,878	$261,581	$(4,044)	$18,423	$281,838

See Accompanying Notes	Annual Report	March 31, 2011	61

Schedule of Investments PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund (Cont.)

March 31, 2011

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$2,221	$84,466	$2	$(6,503)	$80,186
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,266	0	1,266

	$0	$2,221	$84,466	$1,268	$(6,503)	$81,452

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(1,644) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$2,273	$(2,150)	$123
BNP	236	(270)	(34)
BOA	(1,240)	851	(389)
CITI	28,961	(21,140)	7,821
CSFB	547	(12,969)	(12,422)
DUB	(275)	0	(275)
GSC	(1,749)	1,620	(129)
HSBC	1,515	(1,440)	75
JPM	63,458	(55,750)	7,708
MLP	20,864	(16,770)	4,094
MSC	(256)	(20)	(276)
RBC	231	0	231
RBS	(1,796)	1,587	(209)
SOG	54	0	54
UBS	(913)	690	(223)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

62	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

American General Finance Corp.
7.250% due 04/21/2015		$13,100	$13,137

Total Bank Loan Obligations (Cost $13,291)			13,137

CORPORATE BONDS & NOTES 34.7%

BANKING & FINANCE 24.1%

Ally Financial, Inc.
5.375% due 06/06/2011		12,300	12,408
6.000% due 12/15/2011		12,700	13,018
6.000% due 05/23/2012		7,717	7,968
6.625% due 05/15/2012		7,500	7,763
6.875% due 09/15/2011		39,533	40,373
6.875% due 08/28/2012		6,000	6,330
7.500% due 09/15/2020		1,200	1,286
8.000% due 11/01/2031		4,000	4,453

American Express Co.
6.150% due 08/28/2017		2,100	2,350
7.000% due 03/19/2018		800	935

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		1,800	1,797

American General Capital II
8.500% due 07/01/2030		15,000	16,500

American General Institutional Capital B
8.125% due 03/15/2046		12,450	13,602

American International Group, Inc.
0.413% due 10/18/2011		6,500	6,472
1.179% due 04/26/2011	EUR	1,000	1,418
4.000% due 09/20/2011		900	1,282
4.950% due 03/20/2012		$500	515
5.850% due 01/16/2018		16,900	17,637
6.250% due 05/01/2036		9,500	9,449
6.400% due 12/15/2020		30,100	32,147

ANZ National International Ltd.
6.200% due 07/19/2013		900	982

Banco do Brasil S.A.
3.007% due 07/02/2014		4,700	4,744

Banco Santander Brasil S.A.
4.250% due 01/14/2016		5,000	5,012
4.500% due 04/06/2015		800	817

Banco Santander Chile
1.903% due 01/19/2016		3,500	3,490

Bank of America Corp.
1.723% due 01/30/2014		18,800	19,123
4.875% due 09/15/2012		2,350	2,461
6.500% due 08/01/2016		4,300	4,757
8.125% due 12/29/2049		500	538

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		4,400	4,519

Bank of Montreal
2.850% due 06/09/2015		2,500	2,521

Bank of Nova Scotia
1.650% due 10/29/2015		3,200	3,069

Bank of Scotland PLC
4.880% due 04/15/2011		18,900	18,916

Barclays Bank PLC
5.000% due 09/22/2016		5,500	5,829
10.000% due 05/21/2021	GBP	1,209	2,383
10.179% due 06/12/2021		$3,000	3,825
14.000% due 11/29/2049	GBP	1,000	2,102

BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	2,012
6.500% due 03/10/2021		4,100	4,067
7.250% due 04/22/2020		7,600	7,684

Bear Stearns Cos. LLC
6.400% due 10/02/2017		250	281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.250% due 02/01/2018		$2,000	$2,330

BNP Paribas
0.703% due 04/08/2013		10,500	10,460

BPCE S.A.
2.375% due 10/04/2013		1,300	1,300
5.250% due 07/29/2049	EUR	2,000	2,593

CIT Group, Inc.
7.000% due 05/01/2013		$1,155	1,179
7.000% due 05/01/2014		3,200	3,268

Citigroup, Inc.
0.404% due 05/18/2011		10,500	10,501
0.434% due 03/16/2012		15,810	15,771
1.753% due 01/13/2014		8,100	8,235
2.312% due 08/13/2013		4,300	4,429
4.750% due 02/10/2019	EUR	2,000	2,712
5.100% due 09/29/2011		$7,300	7,450
5.300% due 10/17/2012		10,657	11,243
5.500% due 04/11/2013		8,640	9,244
5.500% due 10/15/2014		5,700	6,147
6.125% due 11/21/2017		3,600	3,922
6.500% due 08/19/2013		1,500	1,640

Comerica Bank
0.422% due 05/24/2011		3,100	3,100

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	8,800	12,637
11.000% due 06/29/2049		$14,300	18,681

Countrywide Financial Corp.
5.800% due 06/07/2012		6,215	6,538

Credit Agricole S.A.
8.375% due 10/29/2049		3,200	3,440

Credit Suisse AG
1.003% due 05/29/2049		4,100	3,283

Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/31/2049		3,800	3,761

Dexia Credit Local
0.710% due 03/05/2013		23,400	23,255
2.000% due 03/05/2013		50,920	50,551

Dexia Credit Local S.A.
0.959% due 09/23/2011		4,700	4,709

Ford Motor Credit Co. LLC
3.053% due 01/13/2012		15,900	16,059
7.000% due 10/01/2013		8,600	9,282
7.250% due 10/25/2011		20,600	21,202
7.500% due 08/01/2012		15,900	16,953
9.875% due 08/10/2011		2,600	2,674

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	500	718

General Electric Capital Corp.
5.875% due 01/14/2038		$3,000	2,972

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		7,440	7,871

Goldman Sachs Group, Inc.
0.759% due 03/22/2016		2,300	2,220
1.310% due 02/07/2014		25,000	25,203
1.407% due 01/30/2017	EUR	12,500	16,528
1.429% due 05/23/2016		2,300	3,080
6.150% due 04/01/2018		$2,300	2,493
6.250% due 09/01/2017		3,800	4,161
6.375% due 05/02/2018	EUR	400	611

ICICI Bank Ltd.
5.500% due 03/25/2015		$5,000	5,218
5.750% due 11/16/2020		4,600	4,579

ING Bank NV
1.107% due 03/30/2012		9,900	9,932
2.625% due 02/09/2012		12,400	12,612

International Lease Finance Corp.
0.633% due 07/01/2011		4,500	4,495

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.653% due 07/13/2012		$6,400	$6,270
1.468% due 08/15/2011	EUR	3,600	5,057
4.750% due 01/13/2012		$1,400	1,421
5.000% due 09/15/2012		5,386	5,496
5.400% due 02/15/2012		1,400	1,430
5.750% due 06/15/2011		3,400	3,430
6.750% due 09/01/2016		2,600	2,795

Intesa Sanpaolo SpA
2.712% due 02/24/2014		7,400	7,501

Itau Unibanco Holding S.A.
6.200% due 04/15/2020		12,500	12,883

JPMorgan Chase & Co.
1.057% due 09/30/2013		1,000	1,005
4.250% due 10/15/2020		1,800	1,721
7.900% due 04/29/2049		2,200	2,415

JPMorgan Chase Capital XXI
1.254% due 01/15/2087		3,300	2,775

KeyBank N.A.
1.203% due 11/21/2011	EUR	800	1,122

LeasePlan Corp. NV
3.125% due 02/10/2012		100	143

Lehman Brothers Holdings, Inc.
3.375% due 01/26/2017 (a)		$900	233

Lloyds TSB Bank PLC
4.875% due 01/21/2016		3,800	3,918

Macquarie Bank Ltd.
3.300% due 07/17/2014		8,600	8,965

Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,439

Merrill Lynch & Co., Inc.
0.540% due 06/05/2012		4,600	4,582
1.388% due 05/30/2014	EUR	1,900	2,607
6.875% due 04/25/2018		$8,700	9,661

MetLife of Connecticut Institutional Funding Ltd.
1.537% due 02/05/2016	EUR	300	401

Metropolitan Life Global Funding I
0.703% due 07/13/2011		$10,900	10,907

Morgan Stanley
0.783% due 10/15/2015		5,700	5,478
2.812% due 05/14/2013		400	414
4.100% due 01/26/2015		27,000	27,710
7.300% due 05/13/2019		100	113

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	14,610	22,558

Nationwide Building Society
6.250% due 02/25/2020		$4,300	4,477

Nomura Holdings, Inc.
5.000% due 03/04/2015		45,000	46,589

Nordea Bank AB
4.875% due 01/27/2020		10,000	10,237

Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	3,934

Pacific Life Global Funding
0.539% due 06/22/2011		3,094	3,091

Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,065

Pricoa Global Funding I
0.404% due 01/30/2012		900	896
0.508% due 09/27/2013		700	691

Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	979

Qatari Diar Finance QSC
5.000% due 07/21/2020		8,800	8,733

Royal Bank of Scotland Group PLC
0.707% due 04/08/2011		7,000	7,000

See Accompanying Notes	Annual Report	March 31, 2011	63

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.450% due 10/20/2011		$2,800	$2,818
3.000% due 12/09/2011		52,600	53,551
4.875% due 08/25/2014		200	208
6.625% due 09/17/2018	GBP	9,000	15,254
6.990% due 10/29/2049 (a)		$17,000	15,279

Santander U.S. Debt S.A. Unipersonal
1.107% due 03/30/2012		19,000	18,829

SLM Corp.
0.603% due 01/27/2014		9,200	8,732
3.616% due 01/31/2014		900	883
5.000% due 10/01/2013		545	564
5.260% due 12/15/2011	AUD	11,000	11,108
5.450% due 04/25/2011		$600	601
6.250% due 01/25/2016		1,100	1,148

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		800	944

Springleaf Finance Corp.
0.594% due 08/17/2011		3,200	3,139
4.125% due 11/29/2013	EUR	10,000	12,990
5.200% due 12/15/2011		$6,600	6,616
6.900% due 12/15/2017		175	161

State Bank of India
4.500% due 07/27/2015		4,800	4,897

SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		5,292	5,235

SunTrust Bank
1.280% due 12/20/2011	EUR	2,900	4,082

Temasek Financial Ltd.
4.300% due 10/25/2019		$1,000	1,016

UBS AG
1.304% due 01/28/2014		1,000	1,010
1.412% due 02/23/2012		2,000	2,017
5.750% due 04/25/2018		400	431

Wachovia Corp.
0.433% due 10/15/2011		5,500	5,505
0.460% due 03/01/2012		15,200	15,222
0.580% due 06/15/2017		1,000	961
5.750% due 02/01/2018		1,000	1,102

Wells Fargo & Co.
7.980% due 03/29/2049		23,700	26,070

Wells Fargo Capital XIII
7.700% due 12/29/2049		6,100	6,314

Westpac Banking Corp.
0.783% due 07/16/2014		1,000	1,005

			1,169,911

INDUSTRIALS 7.1%

Alcoa, Inc.
6.150% due 08/15/2020		4,500	4,757

Altria Group, Inc.
4.125% due 09/11/2015		3,300	3,429

Amgen, Inc.
6.900% due 06/01/2038		2,600	3,079

Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		25,300	25,519
4.125% due 01/15/2015		4,400	4,646
5.375% due 01/15/2020		4,400	4,724

BMW Finance NV
5.250% due 05/21/2012		2,800	2,940

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		6,900	6,826
7.250% due 07/29/2019		4,700	5,429

Codelco, Inc.
7.500% due 01/15/2019		300	363

Continental Airlines, Inc.
6.750% due 09/15/2015		19,700	19,971

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSN Islands XI Corp.
6.875% due 09/21/2019		$1,100	$1,226

CSN Resources S.A.
6.500% due 07/21/2020		2,900	3,103

CVS Pass-Through Trust
6.943% due 01/10/2030		559	609

Daimler Finance North America LLC
5.750% due 09/08/2011		11,200	11,445
7.300% due 01/15/2012		3,700	3,887

Dell, Inc.
5.650% due 04/15/2018		1,600	1,761

Devon Financing Corp. ULC
6.875% due 09/30/2011		20,000	20,614

DISH DBS Corp.
7.750% due 05/31/2015		1,200	1,320

Dow Chemical Co.
4.850% due 08/15/2012		3,100	3,247
6.000% due 10/01/2012		10,170	10,879

Duke University
4.200% due 04/01/2014		900	964
5.150% due 04/01/2019		800	880

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		5,000	5,692

Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		1,200	1,258
7.343% due 04/11/2013		100	110
8.146% due 04/11/2018		600	710
8.625% due 04/28/2034		3,300	4,087

Gerdau Holdings, Inc.
7.000% due 01/20/2020		7,700	8,566

Gerdau Trade, Inc.
5.750% due 01/30/2021		1,500	1,526

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,801

HCA, Inc.
7.875% due 02/15/2020		2,800	3,059
9.125% due 11/15/2014		8,073	8,507

Kraft Foods, Inc.
2.625% due 05/08/2013		3,500	3,582

Noble Group Ltd.
4.875% due 08/05/2015		1,200	1,244
6.750% due 01/29/2020		27,400	29,372

Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	4,035

Northwest Airlines Pass-Through Trust
1.360% due 08/06/2011		7,333	7,085

Novatek Finance Ltd.
5.326% due 02/03/2016		1,600	1,651

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,700	12,387

Oracle Corp.
5.750% due 04/15/2018		2,700	3,023

Pearson Dollar Finance PLC
5.500% due 05/06/2013		1,700	1,821

Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	353

Petrobras International Finance Co.
5.750% due 01/20/2020		$10,400	10,769
5.875% due 03/01/2018		2,300	2,446
7.875% due 03/15/2019		8,300	9,777
8.375% due 12/10/2018		2,400	2,903

Petroleos Mexicanos
5.500% due 01/21/2021		9,400	9,588
6.000% due 03/05/2020		3,700	3,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 05/03/2019	$1,100	$1,327

Philip Morris International, Inc.
6.375% due 05/16/2038	400	451

Quicksilver Resources, Inc.
11.750% due 01/01/2016	1,100	1,287

Reynolds American, Inc.
1.010% due 06/15/2011	3,100	3,102

Shell International Finance BV
5.500% due 03/25/2040	1,100	1,118

Southern Co.
5.300% due 01/15/2012	5,000	5,178

Suncor Energy, Inc.
6.100% due 06/01/2018	4,000	4,519

Telefonica Emisiones SAU
0.640% due 02/04/2013	3,000	2,974

Time Warner, Inc.
6.100% due 07/15/2040	20,600	20,215

Total Capital S.A.
4.450% due 06/24/2020	1,400	1,431

Transocean, Inc.
4.950% due 11/15/2015	1,700	1,797

Vale Overseas Ltd.
5.625% due 09/15/2019	3,100	3,259
6.875% due 11/10/2039	2,200	2,362

Volkswagen International Finance NV
0.757% due 10/01/2012	11,400	11,409

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	2,200	2,424

		346,769

UTILITIES 3.5%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	5,800	6,208
7.700% due 08/07/2013	2,500	2,801
8.700% due 08/07/2018	4,600	5,710

AT&T, Inc.
4.850% due 02/15/2014	8,500	9,190

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,800	6,525

Cleco Power LLC
6.000% due 12/01/2040	11,700	11,202

Commonwealth Edison Co.
6.150% due 03/15/2012	5,028	5,279

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	8,500	8,653

EDF S.A.
4.600% due 01/27/2020	1,100	1,122
5.500% due 01/26/2014	300	329
5.600% due 01/27/2040	15,000	15,001
6.500% due 01/26/2019	300	344
6.950% due 01/26/2039	300	350

El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,700	7,848

NGPL PipeCo LLC
6.514% due 12/15/2012	9,000	9,639

NRG Energy, Inc.
7.375% due 02/01/2016	10,000	10,375

Public Service Electric & Gas Co.
5.000% due 08/15/2014	4,000	4,325
5.300% due 05/01/2018	1,100	1,209

Qtel International Finance Ltd.
3.375% due 10/14/2016	200	193
4.750% due 02/16/2021	500	468

64	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qwest Corp.
3.560% due 06/15/2013	$11,700	$12,256
7.875% due 09/01/2011	20,200	20,806

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	700	752

Telecom Italia Capital S.A.
0.913% due 07/18/2011	5,750	5,751

TNK-BP Finance S.A.
6.625% due 03/20/2017	4,900	5,255
7.250% due 02/02/2020	2,500	2,762
7.500% due 07/18/2016	2,300	2,588

Verizon Wireless Capital LLC
2.914% due 05/20/2011	6,077	6,097

Vodafone Group PLC
5.000% due 12/16/2013	5,400	5,857

		168,895

Total Corporate Bonds & Notes (Cost $1,629,833)		1,685,575

CONVERTIBLE BONDS & NOTES 0.5%

BANKING & FINANCE 0.0%

Boston Properties LP
2.875% due 02/15/2037	2,000	2,035

INDUSTRIALS 0.5%

Bristol-Myers Squibb Co.
0.000% due 09/15/2023	3,200	3,008

Chesapeake Energy Corp.
2.250% due 12/15/2038	1,200	1,108

Transocean, Inc.
1.500% due 12/15/2037	20,200	19,973

		24,089

Total Convertible Bonds & Notes (Cost $24,573)		26,124

MUNICIPAL BONDS & NOTES 3.1%

ALASKA 0.0%

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	2,600	1,524

CALIFORNIA 1.2%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,300	1,302

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	2,180	2,227
6.907% due 10/01/2050	1,600	1,606
6.918% due 04/01/2040	11,700	11,978

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	108
7.550% due 04/01/2039	100	109

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	3,831
7.950% due 03/01/2036	8,500	9,092

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	$1,100	$1,097

California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,020

California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	197
7.021% due 08/01/2040	500	491

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	1,988

Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	4,155

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,600	1,676

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,258

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,218

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,525
6.583% due 05/15/2049	14,100	13,906

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	600	605

		60,494

GEORGIA 0.2%

Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,000	9,411

ILLINOIS 1.1%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	20,100	20,679

Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,115

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	107
6.899% due 12/01/2040	1,600	1,571

Illinois State General Obligation Bonds, (BABs), Series 2010
5.663% due 02/01/2022	30,000	28,764

Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	502

		52,738

NEW JERSEY 0.1%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	71
5.000% due 06/01/2041	1,900	1,148

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	$2,700	$2,906

		4,125

NEW YORK 0.1%

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,000	1,024

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,648

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,533

		4,205

OHIO 0.2%

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	3,990

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	7,800	5,191

		9,181

TEXAS 0.2%

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	8,900	8,811

Total Municipal Bonds & Notes (Cost $151,863)		150,489

U.S. GOVERNMENT AGENCIES 14.7%

Fannie Mae
0.600% due 07/25/2037	10,911	10,909
0.630% due 07/25/2037	12,135	12,141
0.650% due 09/25/2035	9,696	9,689
0.660% due 09/25/2035	18,810	18,801
0.700% due 09/25/2035	5,454	5,458
0.970% due 06/25/2037	21,675	21,829
0.980% due 06/25/2040	109,782	110,552
0.990% due 03/25/2040	18,636	18,782
1.872% due 07/01/2035	963	992
2.122% due 03/01/2034	831	867
2.447% due 12/01/2034	962	1,008
4.000% due 09/01/2013 - 06/01/2025	1,439	1,482
4.500% due 01/01/2023 - 04/01/2041	35,235	36,105
5.000% due 02/01/2034 - 05/01/2041	195,848	204,267
5.500% due 09/01/2034 - 05/01/2041	71,540	76,457
5.500% due 11/01/2036 (g)	424	455
6.000% due 05/01/2036 - 05/01/2041	35,972	39,170
6.000% due 09/01/2036 - 11/01/2036 (g)	4,525	4,940
6.500% due 09/01/2036	1,644	1,860

Freddie Mac
0.865% due 07/15/2037	2,678	2,693
0.925% due 08/15/2037	2,656	2,672
0.955% due 08/15/2037	37,102	37,353
0.965% due 10/15/2037	9,511	9,577
0.975% due 05/15/2037 - 09/15/2037	40,676	40,958
4.500% due 04/01/2041	27,000	27,392
5.500% due 02/01/2040	9,753	10,407
6.500% due 05/01/2035	2,167	2,449

See Accompanying Notes	Annual Report	March 31, 2011	65

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Small Business Administration
5.490% due 03/01/2028		$364	$388
6.020% due 08/01/2028		3,906	4,316

Total U.S. Government Agencies (Cost $710,088)			713,969

U.S. TREASURY OBLIGATIONS 4.1%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028 (g)		12,928	13,188
2.000% due 01/15/2026 (g)		4,881	5,214
2.375% due 01/15/2025 (e)(g)		18,807	21,134
2.375% due 01/15/2027 (g)		10,373	11,553
2.500% due 01/15/2029 (e)(g)		47,381	53,730
3.625% due 04/15/2028 (g)		5,309	6,855
3.875% due 04/15/2029 (g)		65,899	88,269

Total U.S. Treasury Obligations (Cost $202,270)			199,943

MORTGAGE-BACKED SECURITIES 4.8%

American Home Mortgage Investment Trust
2.274% due 02/25/2044		33	32

Arran Residential Mortgages Funding PLC
2.291% due 05/16/2047	EUR	2,690	3,811
2.491% due 05/16/2047		8,100	11,501

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		$7,100	7,499

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		1,280	1,211

Bear Stearns Commercial Mortgage Securities
0.365% due 03/15/2019		7,620	7,507
5.201% due 12/11/2038		3,400	3,585

Chase Mortgage Finance Corp.
6.000% due 09/25/2036		6,718	6,473

Citigroup Mortgage Loan Trust, Inc.
5.349% due 08/25/2035		17,430	17,281

Commercial Mortgage Pass-Through Certificates
5.543% due 12/11/2049		11,900	12,660

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037		5,481	4,742

European Loan Conduit
1.243% due 05/15/2019	EUR	772	1,005

Extended Stay America Trust
2.950% due 11/05/2027		$15,499	15,243

First Horizon Asset Securities, Inc.
2.856% due 05/25/2034		232	222

Granite Mortgages PLC
0.996% due 09/20/2044	GBP	3,430	5,260
1.156% due 01/20/2044		668	1,025
1.310% due 09/20/2044	EUR	427	579
1.392% due 01/20/2044		423	573

GS Mortgage Securities Corp. II
1.317% due 03/06/2020		$21,200	21,209

Holmes Master Issuer PLC
2.339% due 10/15/2054	EUR	4,000	5,668

JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		$5,690	3,711

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,300	2,425
5.447% due 06/12/2047		6,305	6,488

JPMorgan Mortgage Trust
5.387% due 07/25/2035		8,149	8,177
5.515% due 07/27/2037		2,127	1,826
5.699% due 04/25/2036		23,355	19,335
5.750% due 01/25/2036		268	252

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
5.311% due 09/25/2035		$16,095	$14,751

Merrill Lynch Mortgage Trust
5.624% due 05/12/2039		1,398	1,433

Morgan Stanley Re-REMIC Trust
5.808% due 08/12/2045		600	648

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		1,103	1,021

Sequoia Mortgage Trust
5.486% due 09/20/2046		3,075	2,655

Structured Asset Securities Corp.
5.500% due 09/25/2035		3,400	3,152

Thornburg Mortgage Securities Trust
0.370% due 10/25/2046		990	981
1.796% due 03/25/2044		3,215	3,042
2.239% due 12/25/2044		4,065	4,012

WaMu Mortgage Pass-Through Certificates
2.580% due 01/25/2035		1,852	1,850
5.531% due 06/25/2037		2,978	2,412

Wells Fargo Mortgage-Backed Securities Trust
2.830% due 06/25/2035		2,671	2,672
2.867% due 12/25/2034		447	438
2.907% due 04/25/2036		26,247	24,299

Total Mortgage-Backed Securities (Cost $222,513)			232,666

ASSET-BACKED SECURITIES 4.6%

Access Group, Inc.
1.603% due 10/27/2025		2,710	2,739

Centurion CDO VII Ltd.
0.674% due 01/30/2016		15,640	14,970

Chase Issuance Trust
1.810% due 09/15/2015		5,400	5,571

CIT Group Home Equity Loan Trust
0.520% due 06/25/2033		1,064	928

Citibank Omni Master Trust
2.355% due 05/16/2016		7,900	8,022
3.005% due 08/15/2018		28,800	30,526

Duane Street CLO
0.562% due 11/08/2017		54,050	51,876

GSC Partners CDO Fund Ltd.
0.763% due 12/16/2015		1,736	1,713

GSC Partners Gemini Fund Ltd.
0.953% due 10/10/2014		1,607	1,568

GSPA Monetization Trust
6.422% due 10/09/2029		7,086	6,763

Gulf Stream Compass CLO Ltd.
0.840% due 08/27/2015		4,313	4,235

Hillmark Funding
0.562% due 05/21/2021		5,000	4,652

HSBC Home Equity Loan Trust
0.404% due 03/20/2036		8,880	8,370

IXIS Real Estate Capital Trust
0.590% due 02/25/2036		2,560	2,291

Penta CLO S.A.
1.478% due 06/04/2024	EUR	1,452	1,858

Sagamore CLO Ltd.
0.843% due 10/15/2015		$4,109	3,994

SLM Student Loan Trust
1.433% due 12/15/2023	EUR	20,685	28,173
1.803% due 04/25/2023		$5,485	5,668
3.500% due 08/17/2043		7,740	7,710
4.500% due 11/16/2043		3,549	3,450
6.255% due 07/15/2042		6,550	6,330

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Carolina Student Loan Corp.
1.060% due 03/02/2020		$3,100	$3,081
1.310% due 09/03/2024		1,400	1,388

Structured Asset Securities Corp.
0.360% due 01/25/2037		10,000	8,486

Wind River CLO Ltd.
0.639% due 12/19/2016		9,900	9,629

Total Asset-Backed Securities (Cost $224,255)			223,991

SOVEREIGN ISSUES 6.1%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,600	2,176
5.500% due 07/12/2020		$5,800	5,930
6.369% due 06/16/2018		7,000	7,648

Canada Government International Bond
1.500% due 12/01/2012	CAD	5,000	5,139
1.750% due 03/01/2013		19,400	19,986
2.000% due 12/01/2014		3,600	3,660
2.500% due 09/01/2013		10,500	10,958
3.000% due 12/01/2015		1,300	1,360
4.500% due 06/01/2015		1,700	1,889

Canada Housing Trust No. 1
2.450% due 12/15/2015		83,500	84,433
2.750% due 12/15/2015		1,800	1,844
3.350% due 12/15/2020		14,600	14,630
3.950% due 12/15/2011		1,500	1,576
4.000% due 06/15/2012		8,100	8,597
4.550% due 12/15/2012		13,900	14,993
4.800% due 06/15/2012		6,100	6,533

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	9,600	7,467
4.000% due 01/29/2021		$6,400	5,852
4.125% due 09/09/2015		5,900	6,060
5.125% due 06/29/2020		11,900	12,034
5.875% due 01/14/2015		3,000	3,288
8.125% due 01/21/2014		12,200	13,990

Korea Development Bank
4.375% due 08/10/2015		8,000	8,304

Korea Housing Finance Corp.
4.125% due 12/15/2015		1,200	1,226

Mexico Government International Bond
6.000% due 06/18/2015	MXN	241,000	19,724
6.050% due 01/11/2040		$800	828

Province of Ontario Canada
1.375% due 01/27/2014		7,200	7,180
4.200% due 03/08/2018	CAD	600	642
4.200% due 06/02/2020		2,700	2,826
4.300% due 03/08/2017		2,000	2,167
4.400% due 06/02/2019		4,300	4,606
4.600% due 06/02/2039		2,700	2,812
5.500% due 06/02/2018		1,200	1,380

Province of Quebec Canada
4.500% due 12/01/2016		200	219

Russia Government International Bond
3.625% due 04/29/2015		$800	813

Societe Financement de l'Economie Francaise
0.503% due 07/16/2012		2,000	2,008

Total Sovereign Issues (Cost $288,154)			294,778

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%

Wells Fargo & Co.
7.500% due 12/31/2049		27,590	28,561

Total Convertible Preferred Securities (Cost $26,247)			28,561

66	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Farm Credit Bank
10.000% due 12/31/2049	7,400	$8,311

Total Preferred Securities (Cost $7,622)		8,311

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.1%

CERTIFICATES OF DEPOSIT 1.9%

Banco Bradesco S.A.
1.955% due 01/24/2013	$3,700	3,726

Banco Do Brasil S.A.
0.000% due 02/15/2012	25,200	25,389

Industrial & Commercial Bank of China Ltd.
0.750% due 08/18/2011	16,500	16,522

Intesa Sanpaolo SpA
2.375% due 12/21/2012	10,000	10,069

Itau Unibanco S.A.
1.450% due 06/13/2011	9,100	9,078
1.670% due 02/06/2012	19,900	19,610
1.700% due 09/12/2011	9,800	9,740

		94,134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.7%

American Electric Power Co., Inc.
0.470% due 05/27/2011	$10,600	$10,592

Comcast Corp.
0.480% due 04/25/2011	3,500	3,499

Vodafone Group PLC
0.880% due 01/19/2012	19,100	18,995

		33,086

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 04/01/2011	1,910	1,910

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,950. Repurchase proceeds are $1,910.)

SHORT-TERM NOTES 1.2%

Banco Santander Brasil S.A.
2.596% due 12/28/2011	14,500	14,210

Pacific Gas & Electric Co.
0.883% due 10/11/2011	44,800	44,795

		59,005

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
0.137% due 06/23/2011 -09/15/2011 (b)(e)(g)	$17,951	$17,941

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 26.8%
	130,058,539	1,302,926

Total Short-Term Instruments (Cost $1,508,165)		1,509,002

Total Investments 104.8% (Cost $5,008,874)		$5,086,546

Written Options (i) (0.5%) (Premiums $17,006)		(21,915)

Other Assets and Liabilities (Net) (4.3%)		(206,592)

Net Assets 100.0%		$4,858,039

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $9,782 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $17,955 at a weighted average interest rate of 0.000%. On March 31, 2011, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $200,257 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	6,873	$2,081
90-Day Eurodollar December Futures	Long	12/2012	322	(701)
90-Day Eurodollar June Futures	Long	06/2012	5,088	(1,313)
90-Day Eurodollar March Futures	Long	03/2012	17,070	725
90-Day Eurodollar September Futures	Long	09/2011	3,463	1,013
90-Day Eurodollar September Futures	Long	09/2012	1,094	(1,810)
E-mini S&P 500 Index June Futures	Short	06/2011	25,577	(19,339)
S&P 500 Index June Futures	Short	06/2011	2,065	(11,215)
U.S. Treasury 2-Year Note June Futures	Long	06/2011	707	66
U.S. Treasury 10-Year Note June Futures	Short	06/2011	1,001	(415)

				$(30,908)

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	1.860%	$	10,000	$(388)	$(353)	$(35)
American International Group, Inc.	CITI	1.000%	03/20/2016	1.860%		9,900	(385)	(354)	(31)
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2016	1.050%		500	(1)	(6)	5
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.966%		500	1	(7)	8
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.009%		1,000	0	(16)	16
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.966%		7,300	13	(106)	119
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.009%		1,900	0	(24)	24
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.966%		3,400	6	(34)	40

See Accompanying Notes	Annual Report	March 31, 2011	67

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)			Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	03/20/2016	1.081%	$		40,900	$(144)	$(138)	$(6)
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.966%			500	1	(7)	8
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.966%			3,000	5	(81)	86
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.009%			2,300	0	(23)	23
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.009%			2,600	0	(27)	27
Brazil Government International Bond	MSC	1.000%	06/20/2015	0.966%			800	1	(8)	9
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.009%			500	0	(5)	5
China Government International Bond	BCLY	1.000%	03/20/2016	0.677%			700	11	8	3
China Government International Bond	BNP	1.000%	03/20/2016	0.677%			300	5	4	1
China Government International Bond	BOA	1.000%	06/20/2015	0.578%			3,100	55	52	3
China Government International Bond	CITI	1.000%	06/20/2015	0.578%			700	12	11	1
China Government International Bond	RBS	1.000%	06/20/2015	0.578%			1,400	25	24	1
France Government Bond	BCLY	0.250%	03/20/2016	0.724%			1,000	(22)	(37)	15
France Government Bond	BOA	0.250%	03/20/2016	0.724%			1,600	(36)	(65)	29
France Government Bond	CSFB	0.250%	03/20/2016	0.724%			41,100	(919)	(1,265)	346
France Government Bond	DUB	0.250%	03/20/2016	0.724%			500	(11)	(20)	9
France Government Bond	GSC	0.250%	12/20/2015	0.693%			700	(14)	(14)	0
France Government Bond	MSC	0.250%	03/20/2016	0.724%			500	(11)	(17)	6
France Government Bond	RBS	0.250%	12/20/2015	0.693%			1,300	(26)	(26)	0
France Government Bond	RBS	0.250%	03/20/2016	0.724%			500	(11)	(17)	6
France Government Bond	UBS	0.250%	03/20/2016	0.724%			2,000	(45)	(81)	36
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.080%			6,800	(22)	(135)	113
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.845%			10,500	1,493	374	1,119
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.216%			600	(5)	(14)	9
Japan Government International Bond	BOA	1.000%	03/20/2016	0.965%			600	1	8	(7)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.965%			1,200	3	11	(8)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.367%			300	(5)	(9)	4
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.367%			300	(5)	(9)	4
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.367%			400	(7)	(12)	5
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	0.289%			400	1	(1)	2
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	1.307%			1,600	(22)	(34)	12
MetLife, Inc.	BOA	1.000%	09/20/2015	1.370%			8,000	(123)	(525)	402
MetLife, Inc.	JPM	1.000%	09/20/2015	1.370%			12,400	(190)	(735)	545
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.890%			1,600	7	(36)	43
Mexico Government International Bond	BCLY	1.000%	03/20/2016	1.021%			17,400	(12)	(84)	72
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.956%			300	1	(4)	5
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.890%			1,600	7	(37)	44
Mexico Government International Bond	CITI	1.000%	09/20/2015	0.956%			800	2	(12)	14
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.890%			900	4	(21)	25
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.021%			24,600	(17)	(119)	102
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.956%			1,900	4	(22)	26
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.956%			400	1	(6)	7
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.456%			4,000	(82)	(149)	67
Republic of Italy Government Bond	CITI	1.000%	03/20/2016	1.456%			22,800	(472)	(812)	340
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.456%			700	(15)	(27)	12
Republic of Italy Government Bond	RBS	1.000%	03/20/2016	1.456%			26,500	(549)	(955)	406
Spain Government International Bond	BOA	1.000%	03/20/2016	2.308%			800	(46)	(52)	6
Spain Government International Bond	GSC	1.000%	03/20/2016	2.308%			700	(41)	(46)	5
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.351%		EUR	16,200	(97)	(242)	145
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.538%	$		1,000	22	20	2
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%			5,000	112	115	(3)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.425%			4,200	94	18	76
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.450%			3,700	84	42	42
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.397%			200	4	2	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.425%			15,600	352	68	284

								$(1,396)	$(6,072)	$4,676

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$	63,500	$7,673	$7,853	$(180)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015		700	85	91	(6)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		2,400	290	313	(23)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015		200	24	25	(1)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		8,400	1,015	1,030	(15)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		1,600	194	181	13
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		22,000	2,658	2,561	97
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		10,300	1,355	1,360	(5)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,100	145	144	1
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		22,200	2,921	2,873	48
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015		8,500	1,118	1,130	(12)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		3,300	434	388	46

68	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	$	20,600	$2,711	$2,532	$179
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		10,500	1,382	1,367	15
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		3,300	434	458	(24)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		800	113	109	4
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		200	7	8	(1)
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		28,400	985	508	477
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012		482	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		2,315	26	0	26
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	10	0	10
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015		23,000	172	48	124

						$23,758	$22,979	$779

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$3	$0	$3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,600	11	3	8
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		7,800	49	13	36
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		18,100	114	26	88
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,100	319	36	283
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		28,000	297	14	283
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		10,300	96	44	52
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		9,400	37	0	37
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		5,800	25	0	25
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		5,900	26	(1)	27
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,000	10	5	5
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		3,000	23	6	17
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		8,900	25	1	24
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		6,700	11	(5)	16
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		20,100	66	5	61
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		22,800	75	25	50
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		42,800	111	66	45
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		15,700	41	0	41
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		10,500	37	(15)	52
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		3,400	(4)	4	(8)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		3,800	(3)	4	(7)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		6,200	27	10	17
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,600	11	25	(14)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		2,600	14	6	8
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		21,800	157	88	69
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		152,000	1,115	(89)	1,204
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		36,700	323	85	238
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,200	29	11	18
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		98,300	653	148	505
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	1	0	1
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		24,500	260	0	260
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		25,700	282	0	282
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		12,000	(59)	(1)	(58)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		3,600	(2)	16	(18)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		2,900	5	0	5
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,100	22	(1)	23
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		3,000	13	8	5
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	6	3	3
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		1,500	14	10	4
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		4,400	48	35	13

See Accompanying Notes	Annual Report	March 31, 2011	69

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA	$	5,600	$84	$3	$81
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		6,300	96	3	93
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		3,700	51	82	(31)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		1,700	24	75	(51)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		1,900	27	83	(56)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		6,700	95	242	(147)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		1,300	18	41	(23)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		8,300	118	231	(113)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		700	10	13	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		1,500	21	68	(47)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		8,200	117	122	(5)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		37,200	528	841	(313)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		45,500	647	1,025	(378)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	CSFB	EUR	19,600	(131)	(47)	(84)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	MSC		15,200	(102)	(89)	(13)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	19,100	(1)	(1)	0
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		74,900	114	(5)	119
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		20,000	31	(1)	32
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		233,100	360	(2)	362

							$6,402	$3,269	$3,133

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	eRAFI 1000 Index	91,783	1-Month USD-LIBOR plus a specified spread	$	11,668	07/15/2011	BOA	$(405)
Receive	eRAFI 1000 Index	10,217,314	1-Month USD-LIBOR plus a specified spread		1,298,860	07/15/2011	BOA	45,149
Pay (6)	S&P 500 Index	536,001	0.243%		1,159,938	07/15/2011	BOA	(40,298)
Receive	eRAFI 1000 Index	3,711,932	1-Month USD-LIBOR plus a specified spread		471,873	10/17/2011	BOA	16,398
Receive	eRAFI 1000 Index	4,527,662	1-Month USD-LIBOR plus a specified spread		575,572	01/13/2012	BOA	19,996
Pay (6)	S&P 500 Index	264,285	0.293%		571,929	01/13/2012	BOA	(19,858)
Receive	eRAFI 1000 Index	248,000	1-Month USD-LIBOR plus a specified spread		32,543	02/29/2012	BOA	74
Receive	eRAFI 1000 Index	2,667,280	1-Month USD-LIBOR plus a specified spread		350,000	02/29/2012	CITI	826
Receive	eRAFI 1000 Index	2,107,155	1-Month USD-LIBOR plus a specified spread		276,500	08/31/2011	CSFB	630
Receive	eRAFI 1000 Index	7,480,486	1-Month USD-LIBOR plus a specified spread		950,945	01/13/2012	CSFB	33,025
Pay (6)	S&P 500 Index	436,644	0.323%		944,926	01/13/2012	CSFB	(32,799)
Receive	eRAFI 1000 Index	3,882,954	1-Month USD-LIBOR plus a specified spread		509,520	06/30/2011	JPM	1,160
Receive	eRAFI 1000 Index	4,264,799	1-Month USD-LIBOR plus a specified spread		559,626	02/29/2012	JPM	1,274

								$25,172

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(6)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(i)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	399	$180	$(219)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	551	258	(130)
Put - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/21/2011	14	5	(9)
Call - CBOT U.S. Treasury 10-Year Note May Futures	123.000	04/21/2011	14	6	0
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	682	543	(516)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	841	527	(165)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	841	359	(454)
Put - CME S&P 500 Index April Futures	1,230.000	04/15/2011	142	479	(64)
Call - CME S&P 500 Index April Futures	1,330.000	04/15/2011	142	355	(380)

				$2,712	$(1,937)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	62,300	$128	$(257)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		71,700	409	(971)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		80,900	305	(697)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		57,900	487	(845)

70	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	7,000	$48	$(102)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		51,500	306	(752)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		27,500	170	(401)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		250,100	1,973	(3,651)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		14,700	131	(188)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		72,900	686	(933)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		38,900	428	(498)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		72,200	749	(1,125)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		22,500	245	(288)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		50,300	527	(644)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		55,100	540	(859)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		89,800	668	(1,150)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		34,200	846	(1,035)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,400	286	(345)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		6,100	86	(40)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		11,300	157	(74)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		5,700	78	(38)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		91,700	637	(10)
Call -OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.100%	04/25/2011		20,300	53	(7)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.700%	04/25/2011		20,300	108	(126)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		5,700	78	(38)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		7,300	44	(1)
Call -OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.100%	04/25/2011		12,200	48	(4)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.700%	04/25/2011		12,200	49	(76)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		13,000	184	(86)

								$10,454	$(15,241)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$	2,000	$10	$(6)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011		8,300	18	(19)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		8,300	34	(24)
Call - OTC CDX.IG-15 5-Year Index	BOA	Buy	0.800%	06/15/2011		5,000	16	(9)
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	06/15/2011		5,000	16	(5)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		4,200	19	(17)

							$113	$(80)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	JPY	79.000	04/21/2011	$	3,500	$14	$(2)

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	31,700	$167	$(266)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		29,500	150	(247)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		101,500	1,128	(1,795)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		80,800	879	(1,425)

						$2,324	$(3,733)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$39,800	$337	$(221)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	79,100	706	(453)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	10,700	138	(66)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	(102)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,200	100	(80)

						$1,389	$(922)

See Accompanying Notes	Annual Report	March 31, 2011	71

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	1,485	$1,270,900	EUR	0	$10,249
Sales	9,357	2,427,300		87,400	27,738
Closing Buys	(6,974)	(1,507,600)		(87,400)	(17,758)
Expirations	(242)	(95,100)		0	(1,571)
Exercised	0	(384,800)		0	(1,652)

Balance at 03/31/2011	3,626	$1,710,700	EUR	0	$17,006

(j)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	04/01/2041	$10,500	$10,701	$(10,671)
Fannie Mae	5.000%	03/01/2041	3,000	3,141	(3,144)
Fannie Mae	5.000%	04/01/2041	13,500	14,122	(14,122)

				$27,964	$(27,937)

(k)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,969	04/2011	WBC	$213	$0	$213
Buy	BRL	164,709	04/2011	BCLY	3,803	0	3,803
Sell		164,709	04/2011	HSBC	0	(2,315)	(2,315)
Buy		164,709	06/2011	HSBC	2,385	0	2,385
Buy		1,675	09/2011	BOA	92	0	92
Buy		1,488	09/2011	MSC	81	0	81
Sell	CAD	19,765	06/2011	BNP	0	(128)	(128)
Sell	CHF	1,970	05/2011	BNP	0	(48)	(48)
Buy		2,157	05/2011	BOA	36	0	36
Buy		925	05/2011	MSC	17	0	17
Buy	CNY	68,407	04/2011	BCLY	119	0	119
Buy		56,409	04/2011	DUB	214	0	214
Buy		35,285	04/2011	HSBC	59	0	59
Sell		80,000	04/2011	JPM	0	(24)	(24)
Buy		9,977	04/2011	MSC	18	0	18
Sell		90,078	04/2011	RBS	0	(29)	(29)
Buy		180	11/2011	BCLY	0	0	0
Buy		1,080	11/2011	CITI	1	0	1
Buy		667	11/2011	JPM	0	(1)	(1)
Buy		80,000	02/2013	JPM	7	0	7
Buy		90,078	02/2013	RBS	23	0	23
Sell	EUR	1,784	04/2011	BOA	0	(68)	(68)
Buy		663	04/2011	CITI	12	0	12
Sell		42,431	04/2011	CITI	0	(2,824)	(2,824)
Sell		2,800	04/2011	DUB	0	(143)	(143)
Sell		4,838	04/2011	JPM	0	(301)	(301)
Sell		231	04/2011	MSC	0	(4)	(4)
Buy		1,666	04/2011	RBC	46	0	46
Sell		56,180	04/2011	UBS	0	(2,986)	(2,986)
Sell	GBP	15,730	06/2011	CITI	18	0	18
Sell		15,730	06/2011	CSFB	26	0	26
Buy	IDR	13,239,600	04/2011	BCLY	20	0	20
Buy		7,170,540	04/2011	CITI	43	0	43
Sell		18,000,000	04/2011	CITI	0	(2)	(2)
Buy		28,457,700	04/2011	JPM	68	0	68
Buy		2,763,000	04/2011	MSC	17	0	17
Buy		10,659,956	07/2011	BCLY	69	0	69
Buy		4,536,000	07/2011	BNP	37	0	37
Buy		34,633,100	07/2011	CITI	191	0	191
Buy		28,446,050	07/2011	HSBC	217	0	217
Buy		12,781,000	07/2011	JPM	64	0	64
Buy		4,063,500	07/2011	RBS	33	0	33
Buy		24,784,000	10/2011	DUB	116	0	116
Buy		52,323,250	10/2011	RBS	219	0	219
Buy		18,000,000	01/2012	CITI	5	0	5
Buy	INR	204,444	05/2011	BCLY	121	0	121
Buy		23,225	05/2011	BOA	19	0	19
Buy		264,438	05/2011	JPM	199	0	199
Buy		96,846	05/2011	MSC	65	0	65

72	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	138,183	08/2011	HSBC	$65	$0	$65
Buy		219,828	08/2011	MSC	149	0	149
Buy		44,818	08/2011	RBS	21	0	21
Sell	JPY	1,310,580	04/2011	CITI	586	0	586
Buy	KRW	862,100	05/2011	BCLY	15	0	15
Buy		796,810	05/2011	BOA	25	0	25
Buy		5,087,940	05/2011	CITI	108	0	108
Buy		803,283	05/2011	GSC	16	0	16
Buy		1,258,500	05/2011	HSBC	38	0	38
Buy		28,115,406	05/2011	JPM	1,108	0	1,108
Buy		16,624,720	05/2011	MSC	330	0	330
Buy		1,144,000	05/2011	RBS	30	0	30
Buy		1,045,350	05/2011	UBS	51	0	51
Buy		856,520	08/2011	CITI	15	0	15
Buy		766,564	08/2011	GSC	14	0	14
Buy		550,140	08/2011	MSC	9	0	9
Buy		690,000	08/2011	RBS	6	0	6
Buy	MXN	14,354	07/2011	CITI	16	0	16
Buy		470,753	07/2011	DUB	872	0	872
Buy		85,508	07/2011	HSBC	129	0	129
Buy		12,251	07/2011	MSC	21	0	21
Buy		11,016	07/2011	UBS	18	0	18
Buy	MYR	4,400	08/2011	BCLY	26	0	26
Buy		8,420	08/2011	CITI	45	0	45
Buy		2,407	08/2011	HSBC	11	0	11
Buy		1,400	08/2011	JPM	7	0	7
Buy	NOK	7,272	05/2011	BCLY	17	0	17
Buy		1,118	05/2011	RBS	5	0	5
Buy	PHP	8,496	04/2011	BCLY	0	(4)	(4)
Buy		30,800	04/2011	BOA	10	0	10
Buy		39,163	04/2011	CITI	4	(1)	3
Sell		33,000	04/2011	HSBC	0	0	0
Buy		34,893	04/2011	JPM	6	(2)	4
Sell		43,911	04/2011	JPM	0	(4)	(4)
Sell		36,441	04/2011	MSC	0	(1)	(1)
Buy		289,448	06/2011	BCLY	174	0	174
Buy		14,000	06/2011	BOA	0	(2)	(2)
Buy		122,680	06/2011	CITI	20	(13)	7
Buy		43,227	06/2011	DUB	8	(1)	7
Buy		22,736	06/2011	HSBC	5	0	5
Buy		224,870	06/2011	JPM	78	(2)	76
Buy		32,665	06/2011	RBS	0	(7)	(7)
Buy		63,484	11/2011	BCLY	31	0	31
Buy		174,037	11/2011	CITI	53	(2)	51
Buy		22,025	11/2011	DUB	7	0	7
Buy		26,352	11/2011	GSC	7	0	7
Buy		70,422	11/2011	JPM	24	(2)	22
Buy		33,000	03/2012	HSBC	0	0	0
Buy		43,911	03/2012	JPM	5	0	5
Buy		36,441	03/2012	MSC	1	0	1
Buy	RUB	46,352	04/2011	BCLY	23	0	23
Sell		46,352	04/2011	BCLY	4	0	4
Buy		11,588	04/2011	JPM	8	0	8
Sell		11,588	04/2011	JPM	0	0	0
Buy		46,352	07/2011	BCLY	0	(3)	(3)
Buy	SEK	1,906	05/2011	MSC	3	0	3
Buy	SGD	11,144	06/2011	BOA	129	0	129
Buy		643	06/2011	CITI	10	0	10
Buy		4,103	06/2011	DUB	107	0	107
Buy		3,891	06/2011	GSC	87	0	87
Buy		3,245	06/2011	JPM	75	0	75
Buy		2,891	06/2011	RBS	97	0	97
Buy		1,500	09/2011	BCLY	17	0	17
Buy		2,800	09/2011	CITI	33	0	33
Buy		2,600	09/2011	DUB	25	0	25
Buy		4,772	09/2011	JPM	46	0	46
Buy		3,200	09/2011	RBS	34	0	34
Buy	TRY	20,650	07/2011	HSBC	120	0	120
Buy	TWD	35,226	04/2011	BCLY	3	0	3
Sell		35,226	04/2011	BCLY	0	(1)	(1)
Buy		9,585	04/2011	BOA	11	0	11
Sell		9,585	04/2011	BOA	0	(1)	(1)
Buy		15,806	04/2011	DUB	13	0	13
Sell		15,806	04/2011	DUB	0	(1)	(1)
Buy		9,835	04/2011	JPM	10	0	10

See Accompanying Notes	Annual Report	March 31, 2011	73

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	TWD	9,835	04/2011	JPM	$0	$(1)	$(1)
Buy		35,226	01/2012	BCLY	2	0	2
Buy	ZAR	2,788	04/2011	JPM	11	0	11
Buy		2,093	04/2011	MSC	8	0	8
Buy		1,393	07/2011	CITI	2	0	2
Buy		4,180	07/2011	HSBC	8	0	8
Buy		106,321	07/2011	JPM	0	(86)	(86)
Buy		6,081	09/2011	BCLY	78	0	78
Buy		3,040	09/2011	MSC	39	0	39
Buy		3,040	09/2011	UBS	39	0	39

					$13,901	$(9,007)	$4,894

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$13,137	$0	$13,137
Corporate Bonds & Notes
Banking & Finance	0	1,165,167	4,744	1,169,911
Industrials	0	339,684	7,085	346,769
Utilities	0	168,895	0	168,895
Convertible Bonds & Notes
Banking & Finance	0	2,035	0	2,035
Industrials	0	24,089	0	24,089
Municipal Bonds & Notes
Alaska	0	1,524	0	1,524
California	0	60,494	0	60,494
Georgia	0	9,411	0	9,411
Illinois	0	52,738	0	52,738
New Jersey	0	4,125	0	4,125
New York	0	4,205	0	4,205
Ohio	0	9,181	0	9,181
Texas	0	8,811	0	8,811
U.S. Government Agencies	0	713,969	0	713,969
U.S. Treasury Obligations	0	199,943	0	199,943
Mortgage-Backed Securities	0	232,666	0	232,666
Asset-Backed Securities	0	122,734	101,257	223,991
Sovereign Issues	0	287,311	7,467	294,778
Convertible Preferred Securities
Banking & Finance	28,561	0	0	28,561
Preferred Securities
Banking & Finance	0	8,311	0	8,311
Short-Term Instruments
Certificates of Deposit	0	94,134	0	94,134

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Commercial Paper	$0	$33,086	$0	$33,086
Repurchase Agreements	0	1,910	0	1,910
Short-Term Notes	0	59,005	0	59,005
U.S. Treasury Bills	0	17,941	0	17,941
PIMCO Short-Term Floating NAV Portfolio	1,302,926	0	0	1,302,926
	$1,331,487	$3,634,506	$120,553	$5,086,546

Short Sales, at value	$0	$(27,937)	$0	$(27,937)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	5,812	0	5,812
Equity Contracts	0	118,532	0	118,532
Foreign Exchange Contracts	0	13,901	0	13,901
Interest Rate Contracts	3,885	4,502	0	8,387
	$3,885	$142,747	$0	$146,632

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(437)	0	(437)
Equity Contracts	(30,554)	(93,804)	0	(124,358)
Foreign Exchange Contracts	0	(9,009)	0	(9,009)
Interest Rate Contracts	(4,239)	(18,103)	(4,655)	(26,997)
	$(34,793)	$(121,353)	$(4,655)	$(160,801)

Totals	$1,300,579	$3,627,963	$115,898	$5,044,440

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$4,793	$0	$(6)	$0	$(43)	$0	$0	$4,744	$(43)
Industrials	0	9,410	(2,244)	87	28	(196)	0	0	7,085	(196)
Asset-Backed Securities	15,051	88,247	(2,229)	156	58	(26)	0	0	101,257	(42)
Sovereign Issues	0	7,554	0	0	0	(87)	0	0	7,467	(87)
Short-Term Instruments
Short-Term Notes	17,596	0	(17,700)	0	0	104	0	0	0	0

	$32,647	$110,004	$(22,173)	$237	$86	$(248)	$0	$0	$120,553	$(368)

74	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(24)	0	0	0	33	(9)	0	0	0	0
Interest Rate Contracts	(428)	0	(3,268)	0	0	(959)	0	0	(4,655)	(959)

	$(452)	$0	$(3,268)	$0	$33	$(968)	$0	$0	$(4,655)	$(959)

Totals	$32,195	$110,004	$(25,441)	$237	$119	$(1,216)	$0	$0	$115,898	$(1,327)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$5,206	$0	$3,850	$9,056
Unrealized appreciation on foreign currency contracts	0	0	0	13,901	0	13,901
Unrealized appreciation on swap agreements	0	5,812	118,532	0	4,502	128,846

	$0	$5,812	$123,738	$13,901	$8,352	$151,803

Liabilities:
Written options outstanding	$0	$80	$444	$2	$21,389	$21,915
Unrealized depreciation on foreign currency contracts	0	0	0	9,007	0	9,007
Unrealized depreciation on swap agreements	0	357	93,360	0	1,369	95,086

	$0	$437	$93,804	$9,009	$22,758	$126,008

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$(153)	$0	$(266)	$(419)
Net realized gain on futures contracts, written options and swaps	0	15,813	86,127	591	114,048	216,579
Net realized gain on foreign currency transactions	0	0	0	3,300	0	3,300

	$0	$15,813	$85,974	$3,891	$113,782	$219,460

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(51)	$(51)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	3,591	(14,647)	(20)	(11,781)	(22,857)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	3,129	0	3,129

	$0	$3,591	$(14,647)	$3,109	$(11,832)	$(19,779)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(30,908) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2011	75

Schedule of Investments PIMCO Fundamental Advantage Total Return Strategy Fund (Cont.)

March 31, 2011

(n)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$14,004	$(13,460)	$544
BNP	175	(230)	(55)
BOA	19,122	(21,330)	(2,208)
CITI	559	(1,620)	(1,061)
CSFB	1,729	(2,352)	(623)
DUB	249	(60)	189
GSC	(1,908)	1,850	(58)
HSBC	5,287	(4,960)	327
JPM	4,544	(6,420)	(1,876)
MLP	522	(540)	(18)
MSC	1,180	(1,840)	(23)
RBC	1,158	(1,040)	118
RBS	(6,448)	6,425	(23)
SOG	352	(250)	102
UBS	(1,886)	1,169	(717)
WBC	213	0	213

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

76	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Fundamental IndexPLUS™ Fund

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

American General Finance Corp.
7.250% due 04/21/2015		$1,000	$1,003

Total Bank Loan Obligations (Cost $1,008)			1,003

CORPORATE BONDS & NOTES 25.9%

BANKING & FINANCE 20.7%

Ally Financial, Inc.
5.375% due 06/06/2011		200	202
6.000% due 05/23/2012		300	310
6.625% due 05/15/2012		400	417
6.875% due 08/28/2012		800	844

ASB Finance Ltd.
1.144% due 02/13/2012	EUR	500	708

Bank of America Corp.
1.723% due 01/30/2014		$400	407

Bank of Scotland PLC
4.880% due 04/15/2011		1,600	1,601

Banque PSA Finance
2.204% due 04/04/2014 (b)		200	200

Barclays Bank PLC
0.484% due 03/23/2017		300	292

BPCE S.A.
2.060% due 02/07/2014		1,500	1,512

BRFkredit A/S
0.553% due 04/15/2013		1,100	1,100

CIT Group, Inc.
7.000% due 05/01/2013		82	84
7.000% due 05/01/2014		85	87
7.000% due 05/01/2015		285	288
7.000% due 05/01/2016		141	142
7.000% due 05/01/2017		198	198

Citigroup, Inc.
0.580% due 06/09/2016		600	565
1.164% due 02/15/2013		100	100
2.312% due 08/13/2013		1,600	1,648

Credit Agricole S.A.
0.654% due 02/02/2012		500	499
1.753% due 01/21/2014		500	508

Dexia Credit Local
2.000% due 03/05/2013		800	794

DnB NOR Bank ASA
0.540% due 09/01/2016		300	298

Ford Motor Credit Co. LLC
3.053% due 01/13/2012		300	303
7.500% due 08/01/2012		100	107

General Electric Capital Corp.
0.459% due 12/28/2018		300	270

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	50,000	598

Goldman Sachs Group, Inc.
0.703% due 07/22/2015		$100	97
0.759% due 03/22/2016		300	290
1.310% due 02/07/2014		1,300	1,310

HBOS PLC
0.509% due 09/06/2017		3,700	3,145

ING Bank NV
0.933% due 01/13/2012		1,700	1,705

International Lease Finance Corp.
1.468% due 08/15/2011	EUR	200	281

Intesa Sanpaolo SpA
2.712% due 02/24/2014		$200	203

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		200	52

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Bank PLC
2.653% due 01/24/2014		$500	$513

Macquarie Bank Ltd.
2.600% due 01/20/2012		1,400	1,424

Merrill Lynch & Co., Inc.
1.725% due 09/14/2018	EUR	1,200	1,444

MetLife Institutional Funding II
1.203% due 04/04/2014 (b)		$1,000	1,005

Morgan Stanley
0.783% due 10/15/2015		400	384
1.422% due 03/01/2013	EUR	100	140
2.812% due 05/14/2013		$100	104

Royal Bank of Scotland Group PLC
0.707% due 04/08/2011		2,800	2,800
1.450% due 10/20/2011		800	805
2.625% due 05/11/2012		800	818

SLM Corp.
0.533% due 10/25/2011		1,200	1,187

Sumitomo Mitsui Banking Corp.
0.906% due 12/29/2049	JPY	100,000	1,207

Westpac Banking Corp.
0.783% due 07/16/2014		$1,000	1,005

			34,001

INDUSTRIALS 3.7%

Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		700	706

Continental Airlines, Inc.
6.750% due 09/15/2015		500	507

Daimler Finance North America LLC
5.750% due 09/08/2011		400	409

DISH DBS Corp.
6.625% due 10/01/2014		1,000	1,061

Dow Chemical Co.
2.562% due 08/08/2011		1,000	1,007

EOG Resources, Inc.
1.060% due 02/03/2014		500	505

HCA, Inc.
9.125% due 11/15/2014		200	211

Pemex Project Funding Master Trust
0.910% due 12/03/2012		200	201

Reynolds American, Inc.
1.010% due 06/15/2011		400	400

Volkswagen International Finance NV
0.917% due 04/01/2014		100	100

WM Wrigley Jr. Co.
3.050% due 06/28/2013		1,000	1,016

			6,123

UTILITIES 1.5%

BP Capital Markets PLC
0.450% due 04/11/2011		2,000	2,000

El Paso Performance-Linked Trust
7.750% due 07/15/2011		200	204

NRG Energy, Inc.
8.250% due 09/01/2020		100	104

Qwest Corp.
3.560% due 06/15/2013		100	105

			2,413

Total Corporate Bonds & Notes (Cost $41,559)			42,537

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.6%

LOUISIANA 0.2%

Louisiana State Revenue Bonds, (BABs), Series 2009
2.761% due 05/01/2043	$300	$304

NEW JERSEY 1.4%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.310% due 06/15/2013	2,400	2,398

Total Municipal Bonds & Notes (Cost $2,700)		2,702

U.S. GOVERNMENT AGENCIES 16.9%

Fannie Mae
0.310% due 12/25/2036	190	187
0.350% due 01/25/2021	222	222
0.500% due 05/25/2037	335	333
0.600% due 03/25/2037 - 09/25/2042	223	223
0.610% due 03/25/2037	318	318
0.650% due 05/25/2031 - 09/25/2035	387	386
0.660% due 09/25/2035	593	592
0.880% due 05/25/2040	813	817
0.950% due 10/25/2037	564	568
0.970% due 06/25/2037	244	245
0.980% due 06/25/2040	3,119	3,141
1.000% due 03/25/2038 - 01/25/2040	3,449	3,476
1.070% due 12/25/2039	672	679
1.150% due 07/25/2039	554	562
1.518% due 07/01/2044	58	58
2.185% due 11/01/2034	25	26
2.295% due 11/01/2035	16	16
2.334% due 05/01/2035	31	32
2.464% due 10/01/2034	7	7
2.575% due 12/01/2033	24	25
2.586% due 05/01/2036	263	268
2.634% due 09/01/2036	269	278
2.651% due 07/01/2034	23	24
2.672% due 05/01/2035	38	39
2.700% due 09/01/2035	55	58
2.707% due 07/01/2036	293	302
2.740% due 11/01/2035	74	78
2.763% due 08/01/2036	266	275
2.769% due 07/01/2034	13	14
2.818% due 08/01/2035	440	463
2.825% due 07/01/2035	74	77
2.945% due 06/01/2035	244	258
3.500% due 01/01/2041	992	934
4.000% due 06/01/2014	755	782
6.000% due 08/01/2036 - 05/01/2041	2,673	2,905
6.500% due 10/01/2036	644	725

Freddie Mac
0.290% due 12/25/2036	1,113	1,106
0.555% due 02/15/2037	33	33
0.585% due 02/15/2037	134	133
0.595% due 02/15/2037	267	267
0.605% due 12/15/2030	9	9
0.655% due 06/15/2018	12	12
0.865% due 07/15/2037	725	729
0.925% due 08/15/2037	719	724
0.955% due 08/15/2037	898	905
0.965% due 10/15/2037	210	212
0.975% due 05/15/2037 - 09/15/2037	991	998
1.005% due 08/15/2036	456	459
1.105% due 11/15/2039	303	307
1.110% due 01/15/2038	561	567
1.518% due 02/25/2045	66	65
2.622% due 06/01/2035	96	100
2.631% due 08/01/2035	130	136
5.500% due 10/01/2035	134	144
6.000% due 12/01/2036 - 01/01/2037	818	892

See Accompanying Notes	Annual Report	March 31, 2011	77

Schedule of Investments PIMCO Fundamental IndexPLUS™ Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NCUA Guaranteed Notes
0.709% due 10/07/2020		$558	$559

Total U.S. Government Agencies (Cost $27,472)			27,750

MORTGAGE-BACKED SECURITIES 9.3%

Banc of America Funding Corp.
5.864% due 01/20/2047		804	572

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		98	93

Bear Stearns Structured Products, Inc.
2.683% due 01/26/2036		821	549
5.222% due 12/26/2046		452	322

Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035		36	34

Credit Suisse Mortgage Capital Certificates
0.325% due 02/15/2022		1,326	1,274

First Horizon Asset Securities, Inc.
2.921% due 08/25/2035		557	450

GMAC Mortgage Corp. Loan Trust
3.062% due 11/19/2035		34	33

Granite Master Issuer PLC
1.087% due 12/20/2054	EUR	418	561

Granite Mortgages PLC
0.996% due 09/20/2044	GBP	139	213
1.392% due 01/20/2044	EUR	17	23

Greenpoint Mortgage Funding Trust
0.330% due 10/25/2046		$120	109
0.330% due 01/25/2047		157	145
0.520% due 11/25/2045		17	11

Greenpoint Mortgage Pass-Through Certificates
2.940% due 10/25/2033		401	343

GS Mortgage Securities Corp. II
1.317% due 03/06/2020		300	300

Harborview Mortgage Loan Trust
0.474% due 05/19/2035		42	29

Lehman Mortgage Trust
0.570% due 08/25/2036		729	647

Mellon Residential Funding Corp.
0.695% due 12/15/2030		193	184

Merrill Lynch Floating Trust
0.325% due 06/15/2022		989	969

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036		460	354

MLCC Mortgage Investors, Inc.
1.970% due 01/25/2029		161	161

Morgan Stanley Capital I
0.315% due 10/15/2020		159	153

Structured Adjustable Rate Mortgage Loan Trust
2.611% due 01/25/2035		853	721
2.651% due 08/25/2035		372	301

Structured Asset Mortgage Investments, Inc.
0.503% due 07/19/2035		206	152
0.530% due 02/25/2036		53	32

Structured Asset Securities Corp.
2.768% due 10/25/2035		650	535

Thornburg Mortgage Securities Trust
0.370% due 10/25/2046		114	113

Wachovia Bank Commercial Mortgage Trust
0.345% due 09/15/2021		1,377	1,365

WaMu Mortgage Pass-Through Certificates
0.520% due 12/25/2045		25	22
0.540% due 10/25/2045		27	23
0.570% due 01/25/2045		651	552

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.042% due 01/25/2047		$304	$202
1.312% due 02/25/2046		1,941	1,544
1.512% due 11/25/2042		42	37
1.514% due 05/25/2041		7	6
2.734% due 02/27/2034		375	386
2.984% due 10/25/2046		354	265
2.984% due 12/25/2046		2,067	1,561

Total Mortgage-Backed Securities (Cost $17,373)			15,346

ASSET-BACKED SECURITIES 3.7%

Aames Mortgage Investment Trust
1.824% due 01/25/2035		461	458

AMMC CDO
0.544% due 08/08/2017		498	467

Citibank Omni Master Trust
2.355% due 05/16/2016		1,300	1,320
3.005% due 08/15/2018		900	954

Illinois Student Assistance Commission
0.783% due 04/25/2017		546	546

Morgan Stanley IXIS Real Estate Capital Trust
0.300% due 11/25/2036		4	4

Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		200	202

Sagamore CLO Ltd.
0.843% due 10/15/2015		359	349

SLM Student Loan Trust
1.433% due 12/15/2023	EUR	664	905
3.500% due 08/17/2043		$283	282
4.500% due 11/16/2043		96	93
6.255% due 07/15/2042		198	192

Wind River CLO Ltd.
0.639% due 12/19/2016		268	260

Total Asset-Backed Securities (Cost $6,030)			6,032

SOVEREIGN ISSUES 2.8%

Canada Housing Trust No. 1
4.000% due 06/15/2012	CAD	300	318
4.550% due 12/15/2012		900	971

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	300	233

Korea Development Bank
0.592% due 11/22/2012		$100	98

Societe Financement de l'Economie Francaise
0.503% due 07/16/2012		3,000	3,012

Total Sovereign Issues (Cost $4,600)			4,632

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.0%

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011		1,400	0

INDUSTRIALS 0.4%

Motors Liquidation Co.
5.250% due 03/06/2032		96,000	665

Total Convertible Preferred Securities (Cost $1,700)			665

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 37.8%

CERTIFICATES OF DEPOSIT 4.1%

Banco Bradesco S.A.
1.955% due 01/24/2013		$300	$302

Banco Do Brasil S.A.
0.000% due 06/27/2011		600	600
0.000% due 02/15/2012		800	806

Industrial & Commercial Bank of China Ltd.
0.750% due 08/18/2011		500	501

Itau Unibanco S.A.
1.670% due 02/06/2012		1,500	1,478

Royal Bank of Scotland Group PLC
1.678% due 10/15/2012		3,000	2,999

			6,686

COMMERCIAL PAPER 2.1%

American Electric Power Co., Inc.
0.470% due 05/27/2011		300	300

Comcast Corp.
0.480% due 04/25/2011		300	300

Kells Funding LLC
0.280% due 06/10/2011		2,200	2,199

Vodafone Group PLC
0.880% due 01/19/2012		700	696

			3,495

REPURCHASE AGREEMENTS 0.7%

Banc of America Securities LLC
0.140% due 04/01/2011		100	100
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $103. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
0.010% due 04/01/2011		1,096	1,096
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,120. Repurchase proceeds are $1,096.)

			1,196

SHORT-TERM NOTES 0.2%

Banco Santander Brasil S.A.
2.596% due 12/28/2011		400	392

JAPAN TREASURY BILLS 0.1%
0.113% due 06/13/2011	JPY	10,000	120

U.S. TREASURY BILLS 3.0%
0.150% due 07/14/2011 - 08/25/2011 (c)(e)(f)		$4,975	4,972

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 27.6%
		4,529,854	45,380

Total Short-Term Instruments (Cost $62,213)			62,241

Total Investments 99.0% (Cost $164,655)			$162,908

Written Options (h) (0.0%) (Premiums $134)			(82)

Other Assets and Liabilities (Net) 1.0%			1,667

Net Assets 100.0%			$164,493

78	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $200 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $338 and cash of $8 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)

90-Day Eurodollar December Futures	Long	12/2011	82	$13
90-Day Eurodollar December Futures	Long	12/2012	4	(10)
90-Day Eurodollar June Futures	Long	06/2012	35	(16)
90-Day Eurodollar March Futures	Long	03/2012	70	6
90-Day Eurodollar September Futures	Long	09/2011	24	3
90-Day Eurodollar September Futures	Long	09/2012	22	(37)

				$(41)

(g)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)		Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	0.468%	$	300	$3	$0	$3
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.009%		500	0	(6)	6
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.047%		800	(1)	1	(2)
Brazil Government International Bond	CSFB	1.000%	12/20/2015	1.047%		2,000	(4)	12	(16)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.047%		600	(1)	1	(2)
Brazil Government International Bond	HSBC	1.000%	03/20/2015	0.938%		900	2	(19)	21
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.938%		300	0	(7)	7
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.047%		2,000	(4)	13	(17)
Brazil Government International Bond	UBS	1.000%	03/20/2015	0.938%		300	1	(6)	7
France Government Bond	BOA	0.250%	12/20/2015	0.693%		1,500	(30)	(34)	4
France Government Bond	CITI	0.250%	12/20/2015	0.693%		4,000	(79)	(93)	14
France Government Bond	DUB	0.250%	12/20/2015	0.693%		2,300	(46)	(55)	9
France Government Bond	RBS	0.250%	12/20/2015	0.693%		3,800	(76)	(89)	13
Gazprom OAO Via Morgan Stanley Bank AG	BCLY	0.740%	01/20/2012	0.601%		800	2	0	2
Gazprom OAO Via Morgan Stanley Bank AG	DUB	1.000%	10/20/2011	0.549%		400	3	0	3
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	0.366%		200	12	4	8
General Electric Capital Corp.	BNP	4.600%	12/20/2013	0.742%		600	63	0	63
General Electric Capital Corp.	BNP	4.700%	12/20/2013	0.742%		300	32	0	32
General Electric Capital Corp.	BNP	1.000%	12/20/2015	1.080%		1,300	(4)	(54)	50
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.791%		100	14	4	10
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.791%		100	13	4	9
Indonesia Government International Bond	RBS	1.000%	12/20/2015	1.285%		1,800	(22)	(22)	0
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.928%		700	2	17	(15)
Japan Government International Bond	MSC	1.000%	12/20/2015	0.928%		3,400	12	83	(71)
MBIA, Inc.	BOA	2.800%	12/20/2012	16.306%		400	(79)	0	(79)
MBIA, Inc.	DUB	3.400%	12/20/2012	16.306%		400	(75)	0	(75)
MetLife, Inc.	JPM	1.700%	03/20/2013	0.634%		600	13	0	13
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.991%		2,300	1	2	(1)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	1.367%		500	(27)	0	(27)
New York City, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	1.247%		500	(23)	0	(23)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.776%		1,200	4	(15)	19
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	0.620%		800	19	0	19
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	0.620%		500	13	0	13
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.341%		1,000	(15)	(19)	4
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	0.620%		300	8	0	8
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	0.620%		300	10	0	10
Republic of Germany	GSC	0.250%	03/20/2016	0.429%		900	(8)	(14)	6
SLM Corp.	BOA	5.000%	12/20/2011	0.427%		100	4	(7)	11
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.397%		100	3	1	2
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.425%		300	7	2	5
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.538%		200	4	4	0

							$(249)	$(292)	$43

See Accompanying Notes	Annual Report	March 31, 2011	79

Schedule of Investments PIMCO Fundamental IndexPLUS™ Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	$	1,000	$35	$24	$11
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		800	6	(2)	8

						$41	$22	$19

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,000	$(10)	$(18)	$8
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		6,000	56	25	31
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		2,400	22	9	13
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		2,700	13	0	13
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	46	(1)	47
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	50	(1)	51
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	12	0	12
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		6,600	17	9	8

							$206	$23	$183

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	eRAFI 1000 Index	280,180	1-Month USD-LIBOR plus a specified spread	$	35,617	07/15/2011	BOA	$1,238
Receive	eRAFI 1000 Index	613,580	1-Month USD-LIBOR plus a specified spread		78,000	10/17/2011	BOA	2,711
Receive	eRAFI 1000 Index	47,200	1-Month USD-LIBOR plus a specified spread		6,194	02/29/2012	BOA	14
Receive	eRAFI 1000 Index	194,750	1-Month USD-LIBOR plus a specified spread		24,757	04/15/2011	CSFB	860
Receive	eRAFI 1000 Index	114,050	1-Month USD-LIBOR plus a specified spread		14,966	08/31/2011	CSFB	34

								$4,857

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	7	$3	$(4)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	7	5	(1)
Put - CME S&P 500 Index April Futures	1,230.000	04/15/2011	4	13	(2)
Call - CME S&P 500 Index April Futures	1,330.000	04/15/2011	4	10	(11)

				$31	$(18)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	1,600	$3	$(7)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		800	5	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		200	2	0
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	5,000	35	(4)

								$45	$(11)

80	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	$	2,400	$13	$(7)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	2,800	19	(12)

							$32	$(19)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	$	700	$3	$(6)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		600	7	(11)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		700	8	(12)

						$18	$(29)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$	1,000	$8	$(5)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $		Notional Amount in EUR		Premium
Balance at 03/31/2010	76	$	21,000	EUR	5,000	$235
Sales	464		16,880		2,800	444
Closing Buys	(473)		(24,980)		0	(476)
Expirations	(8)		(900)		0	(41)
Exercised	(37)		(4,000)		0	(28)

Balance at 03/31/2011	22	$	8,000	EUR	7,800	$134

(i)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	442	04/2011	RBS	$24	$0	$24
Buy	BRL	3,669	04/2011	BCLY	80	0	80
Sell		5,010	04/2011	CITI	0	(70)	(70)
Buy		1,342	04/2011	UBS	22	0	22
Buy		5,010	06/2011	CITI	74	0	74
Buy		93	09/2011	MSC	5	0	5
Buy	CAD	3,894	06/2011	BNP	25	0	25
Buy	CNY	2,433	11/2011	JPM	0	(2)	(2)
Buy		3,862	02/2012	BCLY	0	(4)	(4)
Sell	EUR	187	04/2011	BOA	0	(7)	(7)
Sell		1,184	04/2011	CITI	0	(80)	(80)
Sell		405	04/2011	DUB	0	(16)	(16)
Sell		17	04/2011	JPM	0	(1)	(1)
Sell		1,685	04/2011	UBS	0	(86)	(86)
Sell	GBP	116	06/2011	BOA	0	0	0
Buy	IDR	882,800	04/2011	BCLY	1	0	1
Sell		2,675,800	04/2011	BOA	0	(1)	(1)
Buy		884,000	04/2011	JPM	2	0	2
Buy		909,000	04/2011	MSC	4	0	4
Buy		302,966	07/2011	BCLY	2	0	2
Buy		310,500	07/2011	CITI	2	0	2
Buy		394,700	07/2011	HSBC	3	0	3
Buy		2,060,525	07/2011	JPM	10	0	10
Buy		2,675,800	01/2012	BOA	2	0	2
Buy	INR	9,171	05/2011	BCLY	5	0	5
Buy		4,645	05/2011	BOA	4	0	4
Buy		4,552	05/2011	JPM	2	0	2
Buy		13,764	08/2011	MSC	10	0	10
Sell	JPY	40,447	04/2011	CITI	18	0	18
Sell		150,264	04/2011	RBS	0	(2)	(2)
Sell		10,000	06/2011	CITI	1	0	1
Buy	KRW	134,880	05/2011	CITI	2	0	2
Buy		111,900	05/2011	GSC	2	0	2

See Accompanying Notes	Annual Report	March 31, 2011	81

Schedule of Investments PIMCO Fundamental IndexPLUS™ Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	12,000	05/2011	HSBC	$0	$0	$0
Buy		678,670	05/2011	JPM	22	0	22
Buy		562,110	05/2011	MSC	12	0	12
Buy		106,548	05/2011	RBS	3	0	3
Buy		116,150	05/2011	UBS	6	0	6
Buy		56,350	08/2011	CITI	1	0	1
Buy		56,365	08/2011	GSC	1	0	1
Buy	MXN	26,510	07/2011	HSBC	65	0	65
Buy	MYR	397	08/2011	BCLY	3	0	3
Buy		70	08/2011	CITI	0	0	0
Buy	PHP	8,906	06/2011	BCLY	5	0	5
Buy		1,140	06/2011	CITI	0	0	0
Buy		7,626	06/2011	JPM	1	0	1
Buy		2,175	11/2011	CITI	0	0	0
Buy		2,203	11/2011	DUB	1	0	1
Buy		4,392	11/2011	GSC	1	0	1
Buy		4,410	11/2011	JPM	2	0	2
Buy	SGD	390	06/2011	BOA	5	0	5
Buy		131	06/2011	DUB	4	0	4
Buy		65	06/2011	GSC	1	0	1
Buy		194	06/2011	JPM	4	0	4
Buy		131	06/2011	RBS	4	0	4
Buy		256	09/2011	RBS	3	0	3
Buy	TRY	450	07/2011	HSBC	3	0	3
Buy	TWD	3,497	04/2011	BCLY	0	0	0
Sell		3,497	04/2011	BCLY	0	0	0
Buy		917	04/2011	BOA	1	0	1
Sell		917	04/2011	BOA	0	0	0
Buy		1,638	04/2011	DUB	1	0	1
Sell		1,638	04/2011	DUB	0	0	0
Buy		941	04/2011	JPM	1	0	1
Sell		941	04/2011	JPM	0	0	0
Buy		3,497	01/2012	BCLY	0	0	0
Buy	ZAR	697	04/2011	JPM	3	0	3
Buy		697	07/2011	HSBC	1	0	1
Buy		2,159	07/2011	JPM	0	(2)	(2)

					$454	$(271)	$183

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$1,003	$0	$1,003
Corporate Bonds & Notes
Banking & Finance	0	32,794	1,207	34,001
Industrials	0	6,123	0	6,123
Utilities	0	2,413	0	2,413
Municipal Bonds & Notes
Louisiana	0	304	0	304
New Jersey	0	2,398	0	2,398
U.S. Government Agencies	0	27,191	559	27,750
Mortgage-Backed Securities	0	15,346	0	15,346
Asset-Backed Securities	0	4,955	1,077	6,032
Sovereign Issues	0	4,399	233	4,632
Convertible Preferred Securities
Industrials	0	665	0	665
Short-Term Instruments
Certificates of Deposit	0	6,686	0	6,686
Commercial Paper	0	3,495	0	3,495
Repurchase Agreements	0	1,196	0	1,196
Short-Term Notes	0	392	0	392
Japan Treasury Bills	0	120	0	120

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
U.S. Treasury Bills	$0	$4,972	$0	$4,972
PIMCO Short-Term Floating NAV Portfolio	45,380	0	0	45,380
	$45,380	$114,452	$3,076	$162,908

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	390	0	390
Equity Contracts	0	4,857	0	4,857
Foreign Exchange Contracts	0	454	0	454
Interest Rate Contracts	22	183	0	205
	$22	$5,884	$0	$5,906

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(347)	0	(347)
Equity Contracts	0	(13)	0	(13)
Foreign Exchange Contracts	0	(271)	0	(271)
Interest Rate Contracts	(63)	(16)	(34)	(113)
	$(63)	$(647)	$(34)	$(744)

Totals	$45,339	$119,689	$3,042	$168,070

82	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,062	$0	$0	$(2)	$0	$147	$0	$0	$1,207	$147
U.S. Government Agencies	1,099	(500)	(41)	0	0	1	0	0	559	1
Asset-Backed Securities	454	643	(34)	3	1	10	0	0	1,077	10
Sovereign Issues	0	236	0	0	0	(3)	0	0	233	(3)

	$2,615	$379	$(75)	$1	$1	$155	$0	$0	$3,076	$155

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(18)	24	0	0	(2)	(4)	0	0	0	0
Interest Rate Contracts	(8)	0	(18)	0	0	(8)	0	0	(34)	(8)

	$(26)	$24	$(18)	$0	$(2)	$(12)	$0	$0	$(34)	$(8)

Totals	$2,589	$403	$(93)	$1	$(1)	$143	$0	$0	$3,042	$147

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$24	$24
Unrealized appreciation on foreign currency contracts	0	0	0	454	0	454
Unrealized appreciation on swap agreements	0	390	4,857	0	183	5,430

	$0	$390	$4,857	$454	$207	$5,908

Liabilities:
Written options outstanding	$0	$19	$13	$0	$50	$82
Unrealized depreciation on foreign currency contracts	0	0	0	271	0	271
Unrealized depreciation on swap agreements	0	328	0	0	0	328

	$0	$347	$13	$271	$50	$681

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$339	$17,276	$8	$52	$17,675
Net realized gain on foreign currency transactions	0	0	0	137	0	137

	$0	$339	$17,276	$145	$52	$17,812

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$326	$3,314	$0	$(61)	$3,579
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	67	0	67

	$0	$326	$3,314	$67	$(61)	$3,646

See Accompanying Notes	Annual Report	March 31, 2011	83

Schedule of Investments PIMCO Fundamental IndexPLUS™ Fund (Cont.)

March 31, 2011

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(41) as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$206	$0	$206
BNP	104	0	104
BOA	3,876	(4,020)	(144)
CITI	(136)	0	(136)
CSFB	903	(980)	(77)
DUB	(123)	170	47
GSC	(49)	30	(19)
HSBC	130	0	130
JPM	49	0	49
MLP	51	0	51
MSC	22	0	22
RBS	(48)	0	(48)
UBS	(11)	0	(11)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

84	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

American General Finance Corp.
7.250% due 04/21/2015		$2,200	$2,206

Total Bank Loan Obligations (Cost $2,237)			2,206

CORPORATE BONDS & NOTES 33.4%

BANKING & FINANCE 24.7%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	755

Ally Financial, Inc.
3.512% due 02/11/2014		2,100	2,107
6.625% due 05/15/2012		2,100	2,192
6.875% due 08/28/2012		500	525
7.500% due 09/15/2020		200	214

American Express Credit Corp.
5.875% due 05/02/2013		700	756
7.300% due 08/20/2013		1,300	1,454

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		300	300
5.250% due 11/21/2011		300	308

American International Group, Inc.
5.050% due 10/01/2015		100	103
5.850% due 01/16/2018		4,000	4,175
6.400% due 12/15/2020		1,900	2,029

ASIF I
3.000% due 02/17/2017	EUR	3,500	3,803

Banco Santander Brasil S.A.
2.409% due 03/18/2014		$400	401
4.250% due 01/14/2016		300	301

Banco Santander Chile
1.903% due 01/19/2016		1,000	997

Bank of America Corp.
0.643% due 08/15/2016		400	372
6.500% due 08/01/2016		1,800	1,991

Bank of Montreal
2.850% due 06/09/2015		100	101

Bank of Nova Scotia
1.650% due 10/29/2015		200	192

Barclays Bank PLC
6.050% due 12/04/2017		1,000	1,042
14.000% due 11/29/2049	GBP	1,000	2,102

BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	201
6.500% due 03/10/2021		200	198

Bear Stearns Cos. LLC
7.250% due 02/01/2018		500	583

BNP Paribas
5.000% due 01/15/2021		500	505

BPCE S.A.
2.375% due 10/04/2013		100	100

CIT Group, Inc.
5.250% due 04/01/2014		100	101
7.000% due 05/01/2013		79	80
7.000% due 05/01/2014		74	76
7.000% due 05/01/2015		274	277
7.000% due 05/01/2016		124	124
7.000% due 05/01/2017		173	174

Citigroup, Inc.
0.404% due 05/18/2011		800	800
1.753% due 01/13/2014		600	610
4.750% due 05/19/2015		1,200	1,257
4.750% due 02/10/2019	EUR	1,000	1,356

Comerica Bank
0.422% due 05/24/2011		$2,400	2,400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Bank of Australia
0.723% due 07/12/2013		$2,800	$2,806

Credit Agricole S.A.
7.589% due 01/29/2049	GBP	100	155

Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/31/2049		$300	297

Deutsche Bank AG
1.872% due 09/22/2015	EUR	2,700	3,678

Dexia Credit Local
2.000% due 03/05/2013		$1,600	1,588

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,000	1,029

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	144

General Electric Capital Corp.
5.500% due 09/15/2067		3,400	4,445

HSBC Holdings PLC
6.500% due 05/02/2036		$1,900	1,951

ING Bank NV
2.500% due 01/14/2016		100	96
2.625% due 02/09/2012		900	915

International Lease Finance Corp.
6.750% due 09/01/2016		200	215

Intesa Sanpaolo SpA
2.712% due 02/24/2014		600	608

JPMorgan Chase & Co.
1.447% due 09/26/2013	EUR	1,500	2,105
6.000% due 01/15/2018		$900	987
7.900% due 04/29/2049		600	659

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,859

LBG Capital No.1 PLC
8.000% due 12/29/2049		300	290
8.500% due 12/29/2049		100	94

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	400	574

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		$400	106

Lloyds TSB Bank PLC
2.653% due 01/24/2014		1,200	1,231
4.875% due 01/21/2016		200	206

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,200	2,443

Morgan Stanley
2.812% due 05/14/2013		1,300	1,347
7.300% due 05/13/2019		200	225

National Australia Bank Ltd.
5.350% due 06/12/2013		800	860

Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,800	2,899

Petroleum Export Ltd.
5.265% due 06/15/2011		9	9

Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,088

Resona Bank Ltd.
5.850% due 09/29/2049		200	198

Royal Bank of Scotland Group PLC
0.707% due 04/08/2011		5,900	5,900
1.450% due 10/20/2011		1,500	1,509

Santander Finance Preferred S.A. Unipersonal
11.300% due 07/29/2049	GBP	1,100	1,923

Santander UK PLC
1.247% due 10/10/2017	EUR	1,300	1,675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Corp.
1.503% due 06/17/2013	EUR	1,400	$1,837
8.000% due 03/25/2020		$1,600	1,747

Societe Generale
5.922% due 04/29/2049		600	567

Springleaf Finance Corp.
4.875% due 07/15/2012		300	296
6.900% due 12/15/2017		1,300	1,194

State Bank of India
4.500% due 07/27/2015		1,000	1,020

Swedbank AB
3.625% due 12/02/2011	EUR	100	143

Temasek Financial Ltd.
4.300% due 10/25/2019		$300	305

UBS AG
2.250% due 08/12/2013		3,600	3,634
5.750% due 04/25/2018		600	646
5.875% due 12/20/2017		700	764

Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		2,200	2,373

Wells Fargo & Co.
7.980% due 03/29/2049		600	660

			96,362

INDUSTRIALS 5.8%

Alcoa, Inc.
6.150% due 08/15/2020		400	423

Amgen, Inc.
6.900% due 06/01/2038		314	372

Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		1,800	1,816

AstraZeneca PLC
5.900% due 09/15/2017		400	457

C8 Capital SPV Ltd.
6.640% due 12/29/2049		4,200	3,266

Codelco, Inc.
6.150% due 10/24/2036		100	110

Comcast Corp.
5.875% due 02/15/2018		300	331
6.450% due 03/15/2037		300	308

Continental Airlines, Inc.
6.750% due 09/15/2015		1,300	1,318

Dow Chemical Co.
4.850% due 08/15/2012		1,300	1,362
6.000% due 10/01/2012		200	214

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		800	872

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		362	395

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		700	797

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		200	219

International Business Machines Corp.
5.700% due 09/14/2017		742	840

Kraft Foods, Inc.
6.125% due 02/01/2018		800	894

Novatek Finance Ltd.
5.326% due 02/03/2016		200	206

Peabody Energy Corp.
7.875% due 11/01/2026		300	339

See Accompanying Notes	Annual Report	March 31, 2011	85

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petrobras International Finance Co.
3.875% due 01/27/2016	$900	$909
7.875% due 03/15/2019	2,000	2,356

Roche Holdings, Inc.
7.000% due 03/01/2039	127	155

Rohm and Haas Co.
6.000% due 09/15/2017	500	552

Shell International Finance BV
5.500% due 03/25/2040	100	102

Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,342

Total Capital S.A.
4.450% due 06/24/2020	100	102

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	300	373

Transocean, Inc.
4.950% due 11/15/2015	300	317

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	743

		22,490

UTILITIES 2.9%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	372

AT&T, Inc.
4.850% due 02/15/2014	1,500	1,622

Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	2,000	2,411

Majapahit Holding BV
7.750% due 01/20/2020	500	565

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	638

NGPL PipeCo LLC
6.514% due 12/15/2012	800	857

Qwest Corp.
8.875% due 03/15/2012	1,600	1,716

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	251

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	210

Verizon Wireless Capital LLC
2.914% due 05/20/2011	2,600	2,609

		11,251

Total Corporate Bonds & Notes (Cost $126,196)		130,103

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Chesapeake Energy Corp.
2.250% due 12/15/2038	100	92

Total Convertible Bonds & Notes (Cost $76)		92

MUNICIPAL BONDS & NOTES 3.3%

CALIFORNIA 1.2%

California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,300	1,414

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	101

Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	1,638

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	$400	$419

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	1,000	1,010

		4,582

ILLINOIS 0.5%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,543

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	201

		1,744

NEVADA 0.1%

Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	198

NEW YORK 0.9%

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	103

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	2,400	2,486

New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,008

		3,597

OHIO 0.5%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	1,997

TEXAS 0.1%

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	500	495

Total Municipal Bonds & Notes (Cost $12,362)		12,613

U.S. GOVERNMENT AGENCIES 20.5%

Fannie Mae
0.310% due 12/25/2036	254	250
0.600% due 07/25/2037 - 09/25/2042	1,662	1,662
0.630% due 07/25/2037	1,066	1,067
0.650% due 09/25/2035	687	687
0.660% due 09/25/2035	1,341	1,341
0.980% due 06/25/2040	4,004	4,032
0.990% due 03/25/2040	1,608	1,620
1.518% due 06/01/2043 - 07/01/2044	510	509
2.295% due 11/01/2035	126	130
2.329% due 01/01/2035	471	494
2.397% due 12/01/2033	310	325
2.464% due 10/01/2034	60	63
2.467% due 03/01/2035	59	61
2.528% due 07/01/2035	383	402
2.558% due 05/25/2035	82	84
2.575% due 12/01/2033	125	131
2.643% due 10/01/2035	142	150
2.694% due 06/01/2035	798	838
2.695% due 07/01/2034	398	419
2.700% due 09/01/2035	356	374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.800% due 08/01/2035	$878	$922
2.825% due 07/01/2035	398	419
2.884% due 09/01/2035	471	495
2.945% due 06/01/2035	1,098	1,159
4.500% due 02/01/2023 - 04/01/2041	4,029	4,210
5.500% due 10/01/2021 - 05/01/2041	10,847	11,588
6.000% due 02/01/2029 - 04/01/2039	3,026	3,313
6.500% due 08/01/2029 - 02/01/2039	924	1,037

Freddie Mac
0.405% due 07/15/2019	705	702
0.509% due 08/25/2031	143	139
0.655% due 06/15/2018	75	75
1.518% due 02/25/2045	66	65
2.622% due 06/01/2035	741	772
2.631% due 08/01/2035	608	637
2.738% due 10/01/2035	591	623
3.002% due 09/01/2035	229	240
3.047% due 11/01/2034	450	474
4.500% due 04/01/2041	2,000	2,029
5.500% due 07/01/2038 - 12/01/2038	17,776	18,992
6.000% due 02/01/2034 - 04/01/2041	7,489	8,150

Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	811	907

Small Business Administration
5.290% due 12/01/2027	504	539
5.490% due 03/01/2028	3,640	3,886
5.600% due 09/01/2028	3,613	3,873

Total U.S. Government Agencies (Cost $78,316)		79,885

U.S. TREASURY OBLIGATIONS 2.1%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028 (f)	1,261	1,287
2.000% due 01/15/2026	444	474
2.375% due 01/15/2027 (h)	546	608
2.500% due 01/15/2029	205	232
3.875% due 04/15/2029 (f)(h)	4,152	5,562

Total U.S. Treasury Obligations (Cost $8,387)		8,163

MORTGAGE-BACKED SECURITIES 7.7%

American Home Mortgage Investment Trust
2.250% due 02/25/2045	164	151

Banc of America Commercial Mortgage, Inc.
5.741% due 05/10/2045	900	977

Banc of America Large Loan, Inc.
2.005% due 11/15/2015	197	186

Banc of America Re-REMIC Trust
1.274% due 01/17/2049	2,100	2,099

Bear Stearns Adjustable Rate Mortgage Trust
3.075% due 01/25/2034	1,190	1,166

Bear Stearns Alt-A Trust
0.410% due 02/25/2034	600	493
2.987% due 09/25/2035	156	122

Bear Stearns Commercial Mortgage Securities
0.365% due 03/15/2019	657	647
5.331% due 02/11/2044	100	105
5.471% due 01/12/2045	300	322

Bear Stearns Structured Products, Inc.
2.683% due 01/26/2036	568	380

Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035	193	188
2.820% due 12/25/2035	363	336

86	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		$900	$949

Countrywide Alternative Loan Trust
0.430% due 05/25/2047		589	347
0.530% due 02/25/2037		2,820	1,732

Countrywide Home Loan Mortgage Pass-Through Trust
3.017% due 02/20/2036		142	119

Credit Suisse Mortgage Capital Certificates
5.660% due 03/15/2039		100	108

European Loan Conduit
1.243% due 05/15/2019	EUR	86	112

Greenpoint Mortgage Funding Trust
0.330% due 10/25/2046		$173	158
0.330% due 01/25/2047		204	188

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	105
5.444% due 03/10/2039		500	529

GSR Mortgage Loan Trust
2.796% due 09/25/2035		1,150	1,127
5.181% due 11/25/2035		779	753

Indymac Index Mortgage Loan Trust
2.553% due 01/25/2036		500	316

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		2,900	3,058
5.882% due 02/15/2051		300	321

JPMorgan Mortgage Trust
5.750% due 01/25/2036		89	84

Mellon Residential Funding Corp.
0.695% due 12/15/2030		1,416	1,355

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	628

Merrill Lynch Floating Trust
0.325% due 06/15/2022		1,563	1,531
0.797% due 07/09/2021		1,500	1,427

Morgan Stanley Capital I
5.364% due 03/15/2044		2,500	2,616
5.610% due 04/15/2049		465	471
5.809% due 12/12/2049		100	108

Structured Adjustable Rate Mortgage Loan Trust
1.712% due 01/25/2035		432	253
2.630% due 08/25/2034		814	788

Structured Asset Mortgage Investments, Inc.
0.530% due 02/25/2036		266	162

Thornburg Mortgage Securities Trust
0.360% due 11/25/2046		467	461
0.370% due 10/25/2046		724	717

Wachovia Bank Commercial Mortgage Trust
0.345% due 09/15/2021		1,478	1,466

WaMu Mortgage Pass-Through Certificates
0.540% due 10/25/2045		80	70
1.512% due 11/25/2042		63	56
1.514% due 05/25/2041		47	46

Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036		789	707

Total Mortgage-Backed Securities (Cost $30,974)			30,040

ASSET-BACKED SECURITIES 2.9%

ACE Securities Corp.
0.300% due 12/25/2036		56	55

Asset-Backed Securities Corp. Home Equity
0.524% due 09/25/2034		151	138

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
0.300% due 11/25/2036		$140	$135

Centurion CDO VII Ltd.
0.674% due 01/30/2016		1,448	1,386

Citibank Omni Master Trust
3.005% due 08/15/2018		800	848

Countrywide Asset-Backed Certificates
0.300% due 05/25/2047		13	13
0.320% due 06/25/2047		53	52
0.330% due 06/25/2037		12	11

Credit-Based Asset Servicing & Securitization LLC
0.310% due 11/25/2036		98	85

Duane Street CLO
0.562% due 11/08/2017		4,270	4,098

First Franklin Mortgage Loan Asset-Backed Certificates
0.300% due 11/25/2036		83	83

Fremont Home Loan Trust
0.310% due 01/25/2037		83	77

Hillmark Funding
0.562% due 05/21/2021		1,100	1,023

HSI Asset Securitization Corp. Trust
0.300% due 12/25/2036		20	19

JPMorgan Mortgage Acquisition Corp.
0.300% due 10/25/2036		530	517

Long Beach Mortgage Loan Trust
0.530% due 10/25/2034		17	14

Park Place Securities, Inc.
0.562% due 10/25/2034		57	57

SLM Student Loan Trust
1.433% due 12/15/2023	EUR	1,613	2,197
3.500% due 08/17/2043		$566	564

Structured Asset Securities Corp.
0.300% due 10/25/2036		29	29

Total Asset-Backed Securities (Cost $11,414)			11,401

SOVEREIGN ISSUES 3.1%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	600	367

Canada Government International Bond
1.500% due 12/01/2012	CAD	400	411
1.750% due 03/01/2013		1,200	1,236
2.000% due 12/01/2014		1,000	1,017
2.500% due 09/01/2013		700	731
3.000% due 12/01/2015		200	209

Canada Housing Trust No. 1
2.750% due 12/15/2015		100	102
3.350% due 12/15/2020		200	200
3.950% due 12/15/2011		100	105
4.000% due 06/15/2012		700	743
4.550% due 12/15/2012		200	216
4.800% due 06/15/2012		200	214

Export-Import Bank of China
4.875% due 07/21/2015		$100	108

Export-Import Bank of Korea
4.000% due 01/29/2021		600	549
5.125% due 06/29/2020		100	101

Korea Development Bank
4.375% due 08/10/2015		700	727

Mexico Government International Bond
6.000% due 06/18/2015	MXN	2,400	196

Province of Ontario Canada
1.375% due 01/27/2014		$500	499
4.200% due 03/08/2018	CAD	100	107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 03/08/2017	CAD	300	$325
4.400% due 06/02/2019		400	428
4.600% due 06/02/2039		100	104
5.500% due 06/02/2018		100	115

Russia Government International Bond
3.625% due 04/29/2015		$100	102
7.500% due 03/31/2030		1,384	1,617

Societe Financement de l'Economie Francaise
0.503% due 07/16/2012		1,000	1,004
2.375% due 03/26/2012		600	606

Total Sovereign Issues (Cost $11,920)			12,139

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

American International Group, Inc. (b)		2,214	78

Total Common Stocks (Cost $92)			78

CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.1%

American International Group, Inc.
8.500% due 08/01/2011		53,273	239

INDUSTRIALS 0.1%

Motors Liquidation Co.
5.250% due 03/06/2032		80,000	554

Total Convertible Preferred Securities (Cost $500)			793

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

DG Funding Trust
0.685% due 03/06/2032		243	1,846

Total Preferred Securities (Cost $2,585)			1,846

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.0%

CERTIFICATES OF DEPOSIT 2.3%

Banco Do Brasil S.A.
0.000% due 06/27/2011		$3,300	3,298
0.000% due 02/15/2012		1,900	1,914

Itau Unibanco S.A.
1.670% due 02/06/2012		3,800	3,745

			8,957

COMMERCIAL PAPER 0.1%

Comcast Corp.
0.480% due 04/25/2011		300	300

REPURCHASE AGREEMENTS 1.6%

Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011		3,000	3,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $3,069. Repurchase proceeds are $3,000.)
0.140% due 04/01/2011		1,300	1,300
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.625% due 04/30/2016 valued at $1,327. Repurchase proceeds are $1,300.)

See Accompanying Notes	Annual Report	March 31, 2011	87

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 04/01/2011		$1,970	$1,970
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $2,010. Repurchase proceeds are $1,970.)

			6,270

SHORT-TERM NOTES 0.3%

Banco Santander Brasil S.A.
2.596% due 12/28/2011		1,000	980

JAPAN TREASURY BILLS 3.5%
0.108% due 04/27/2011	JPY	1,140,000	13,704

U.S. TREASURY BILLS 2.6%
0.131% due 07/07/2011 - 09/15/2011 (c)(f)(h)		$10,232	10,226

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 18.6%
7,237,482	$72,505

Total Short-Term Instruments (Cost $113,034)	112,942

Total Investments 103.3% (Cost $398,093)	$402,301

Written Options (j) (0.3%) (Premiums $969)	(1,280)

Other Assets and Liabilities (Net) (3.0%)	(11,682)

Net Assets 100.0%	$389,339

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $499 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $3,626 at a weighted average interest rate of 0.051%. On March 31, 2011, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $2,845 and cash of $6 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	543	$205
90-Day Eurodollar December Futures	Long	12/2012	41	(72)
90-Day Eurodollar June Futures	Long	06/2012	288	(59)
90-Day Eurodollar March Futures	Long	03/2012	590	43
90-Day Eurodollar September Futures	Long	09/2011	453	138
90-Day Eurodollar September Futures	Long	09/2012	48	(82)
E-mini S&P 500 Index June Futures	Long	06/2011	80	47
U.S. Treasury 2-Year Note June Futures	Long	06/2011	357	33
U.S. Treasury 10-Year Note June Futures	Short	06/2011	85	(35)

				$218

(i)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	1.860%	$	300	$(12)	$(11)	$(1)
American International Group, Inc.	CITI	1.000%	03/20/2016	1.860%		400	(15)	(14)	(1)
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.081%		400	(2)	(3)	1
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.966%		300	1	(8)	9
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.009%		600	0	(6)	6
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.081%		600	(2)	(2)	0
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.966%		1,000	2	(11)	13
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.009%		100	0	(1)	1
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.096%		300	15	0	15
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.009%		500	0	(5)	5
China Government International Bond	BCLY	1.000%	03/20/2016	0.677%		700	11	8	3
China Government International Bond	BNP	1.000%	03/20/2016	0.677%		300	5	4	1
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.390%		700	(73)	(74)	1
France Government Bond	GSC	0.250%	12/20/2015	0.693%		300	(6)	(6)	0
France Government Bond	RBS	0.250%	12/20/2015	0.693%		700	(14)	(14)	0

88	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	UBS	0.250%	12/20/2015	0.693%	$	200	$(4)	$(4)	$0
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.551%		1,500	3	0	3
General Electric Capital Corp.	BNP	4.700%	12/20/2013	0.742%		700	76	0	76
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.742%		700	68	0	68
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.845%		600	85	21	64
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.742%		800	87	0	87
Japan Government International Bond	BOA	1.000%	03/20/2016	0.965%		300	0	4	(4)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.965%		700	1	6	(5)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.367%		300	(5)	(9)	4
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.367%		300	(5)	(9)	4
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.367%		400	(7)	(12)	5
MetLife, Inc.	DUB	1.000%	03/20/2018	1.686%		1,200	(49)	(68)	19
MetLife, Inc.	GSC	1.000%	03/20/2015	1.236%		2,000	(18)	(121)	103
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.890%		600	3	(13)	16
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.400%		300	(10)	(13)	3
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.890%		400	2	(9)	11
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.021%		800	(1)	(6)	5
Mexico Government International Bond	HSBC	1.000%	03/20/2021	1.400%		1,000	(32)	(46)	14
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.021%		1,400	(1)	(9)	8
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.456%		1,100	(23)	(41)	18
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.456%		1,100	(23)	(38)	15
Spain Government International Bond	BOA	1.000%	03/20/2016	2.308%		100	(5)	(6)	1
Spain Government International Bond	CITI	1.000%	03/20/2016	2.308%		900	(52)	(54)	2
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.397%		100	2	1	1
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.397%		200	5	2	3
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.538%		200	5	4	1
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%		1,000	22	23	(1)
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.397%		100	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.425%		800	18	3	15
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.397%		100	2	1	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.425%		1,000	22	4	18

							$78	$(531)	$609

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$	300	$36	$35	$1
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		900	108	117	(9)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		1,800	217	208	9
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		700	85	79	6
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		900	118	115	3
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		200	27	28	(1)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		400	53	49	4
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		200	26	26	0
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		300	39	39	0
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		100	13	14	(1)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016		300	42	40	2
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		100	13	13	0
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	20	0	20
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		963	5	0	5
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015		500	17	18	(1)
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		100	4	4	0
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015		300	11	(2)	13
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015		500	18	19	(1)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		2,990	35	0	35
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		675	7	0	7
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		1,543	17	0	17
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		964	10	0	10
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		100	0	(1)	1
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		700	5	(1)	6
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		1,000	8	(3)	11

						$934	$797	$137

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Annual Report	March 31, 2011	89

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	3,300	$(33)	$(60)	$27
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	3	0	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		700	5	1	4
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	7	3	4
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	62	0	62
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		200	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	100	(21)	121
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	12	1	11
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	38	3	35
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	2	0	2
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		300	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,700	6	1	5
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,600	6	2	4
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,200	9	5	4
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,000	4	(1)	5
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		200	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		300	(1)	0	(1)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		400	2	1	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		500	4	1	3
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		6,800	49	1	48
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,900	39	6	33
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,200	9	4	5
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		1,800	19	3	16
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		300	(1)	0	(1)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		200	0	1	(1)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	0	0	0
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		500	2	0	2
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		400	4	2	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	1	0
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		800	9	6	3
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	11,700	(14)	9	(23)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		2,100	(3)	1	(4)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA	$	1,000	15	20	(5)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		1,000	15	31	(16)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		500	7	0	7
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		1,900	27	38	(11)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		100	1	4	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		200	3	9	(6)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		2,800	40	66	(26)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		400	5	8	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		300	4	6	(2)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		100	2	2	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		100	2	5	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		300	3	(2)	5
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		3,100	44	77	(33)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		100	2	4	(2)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	1,400	0	0	0
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		3,500	5	0	5
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		3,100	5	0	5
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		7,300	11	3	8

							$552	$245	$307

90	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	eRAFI 1000 Index	62,327	1-Month USD-LIBOR plus a specified spread	$	7,923	07/15/2011	BOA	$(275)
Receive	eRAFI 1000 Index	741,094	1-Month USD-LIBOR plus a specified spread		94,210	07/15/2011	BOA	3,275
Receive	eRAFI 1000 Index	56,326	1-Month USD-LIBOR plus a specified spread		7,160	10/17/2011	BOA	249
Receive	eRAFI 1000 Index	635,600	1-Month USD-LIBOR plus a specified spread		83,403	02/29/2012	BOA	189
Receive	eRAFI 1000 Index	720,920	1-Month USD-LIBOR plus a specified spread		91,646	04/15/2011	CSFB	3,184
Receive	eRAFI 1000 Index	235,788	1-Month USD-LIBOR plus a specified spread		30,940	06/30/2011	JPM	70
Receive	eRAFI 1000 Index	542,522	1-Month USD-LIBOR plus a specified spread		71,190	02/29/2012	JPM	162

								$6,854

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	29	$13	$(16)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	40	19	(9)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	37	30	(28)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	64	40	(13)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	64	27	(35)
Put - CME S&P 500 Index April Futures	1,230.000	04/15/2011	10	34	(4)
Call - CME S&P 500 Index April Futures	1,330.000	04/15/2011	10	25	(27)

				$188	$(132)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	3,800	$8	$(16)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		4,300	25	(58)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		5,200	20	(45)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,000	25	(44)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	(4)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,600	15	(38)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,300	8	(19)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		12,600	99	(184)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	24	(35)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,800	44	(61)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,300	26	(29)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		5,800	60	(90)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,400	15	(18)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	31	(35)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		4,200	41	(66)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,000	25	(38)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	(115)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,200	30	(36)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	6	(3)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		800	11	(5)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	5	(3)
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.100%	04/25/2011		1,400	4	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.700%	04/25/2011		1,400	7	(9)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	6	(3)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,300	8	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		900	13	(6)

								$652	$(960)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	1,900	$10	$(16)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		1,700	9	(14)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		5,700	63	(101)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		2,700	29	(47)

						$111	$(178)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	Annual Report	March 31, 2011	91

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	1,300	$11	$(7)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		500	7	(3)

							$18	$(10)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	330	$84,900	$869
Sales	514	139,100	1,674
Closing Buys	(574)	(102,400)	(1,330)
Expirations	(16)	(6,800)	(108)
Exercised	0	(29,000)	(136)

Balance at 03/31/2011	254	$85,800	$969

(k)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	5.500%	04/01/2041	$1,000	$1,070	$(1,069)
U.S. Treasury Bonds	2.625%	11/15/2020	900	843	(849)
U.S. Treasury Bonds	3.625%	02/15/2021	900	918	(911)

				$2,831	$(2,829)

(7)	Market value includes $10 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,348	04/2011	RBS	$72	$0	$72
Buy	BRL	9,607	04/2011	BCLY	212	0	212
Sell		12,458	04/2011	CITI	0	(175)	(175)
Buy		2,851	04/2011	UBS	46	0	46
Buy		12,458	06/2011	CITI	184	0	184
Buy	CAD	5,727	06/2011	BNP	37	0	37
Sell	CHF	699	05/2011	BNP	0	(17)	(17)
Buy		720	05/2011	BOA	12	0	12
Buy		111	05/2011	MSC	2	0	2
Buy	CNY	732	11/2011	BCLY	0	(1)	(1)
Buy		4,404	11/2011	CITI	3	0	3
Buy		2,824	11/2011	JPM	0	(3)	(3)
Buy		2,288	02/2012	BCLY	0	(2)	(2)
Sell	EUR	6,074	04/2011	CITI	0	(408)	(408)
Sell		2,577	04/2011	DUB	0	(124)	(124)
Sell		7,291	04/2011	UBS	0	(429)	(429)
Sell	GBP	1,449	06/2011	BOA	4	0	4
Sell		1,278	06/2011	UBS	0	(2)	(2)
Buy	IDR	1,765,000	04/2011	BCLY	3	0	3
Sell		6,870,910	04/2011	BOA	0	(2)	(2)
Buy		643,510	04/2011	CITI	4	0	4
Buy		2,644,400	04/2011	JPM	4	0	4
Buy		1,818,000	04/2011	MSC	9	0	9
Buy		1,378,166	07/2011	BCLY	9	0	9
Buy		1,315,300	07/2011	CITI	10	0	10
Buy		2,192,100	07/2011	HSBC	15	0	15
Buy		2,700,000	07/2011	JPM	14	0	14
Buy		6,870,910	01/2012	BOA	5	0	5
Buy	INR	13,716	05/2011	BCLY	7	0	7
Buy		9,290	05/2011	BOA	8	0	8
Buy		9,206	05/2011	JPM	6	0	6
Buy		41,316	08/2011	MSC	31	0	31
Sell	JPY	1,212,345	04/2011	CITI	228	0	228
Sell		20,016	04/2011	RBS	0	0	0
Buy	KRW	18,100	05/2011	BCLY	0	0	0
Buy		113,830	05/2011	BOA	4	0	4
Buy		398,800	05/2011	CITI	9	0	9
Buy		126,400	05/2011	GSC	2	0	2
Buy		34,000	05/2011	HSBC	1	0	1

92	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	1,890,443	05/2011	JPM	$67	$0	$67
Buy		1,124,775	05/2011	MSC	24	0	24
Buy		67,000	05/2011	RBS	2	0	2
Buy		116,150	05/2011	UBS	6	0	6
Buy		123,970	08/2011	CITI	2	0	2
Buy		101,457	08/2011	GSC	2	0	2
Buy		49,740	08/2011	MSC	1	0	1
Buy		63,000	08/2011	RBS	1	0	1
Buy	MXN	1,556	07/2011	DUB	4	0	4
Buy		53,855	07/2011	HSBC	144	0	144
Buy		2,445	07/2011	MSC	4	0	4
Buy		1,222	07/2011	UBS	2	0	2
Buy	MYR	400	08/2011	BCLY	2	0	2
Buy		770	08/2011	CITI	4	0	4
Buy		315	08/2011	HSBC	1	0	1
Buy		200	08/2011	JPM	1	0	1
Buy	PHP	4,248	04/2011	BCLY	0	(2)	(2)
Buy		4,361	04/2011	CITI	0	0	0
Sell		8,810	04/2011	HSBC	0	0	0
Buy		4,375	04/2011	JPM	1	0	1
Sell		4,174	04/2011	MSC	0	0	0
Buy		5,200	06/2011	CITI	1	0	1
Buy		16,876	06/2011	DUB	3	(1)	2
Buy		24,618	06/2011	JPM	9	0	9
Buy		3,310	11/2011	BCLY	2	0	2
Buy		9,865	11/2011	CITI	2	0	2
Buy		8,747	11/2011	JPM	1	0	1
Buy		8,810	03/2012	HSBC	0	0	0
Buy		4,174	03/2012	MSC	0	0	0
Sell	RUB	2,897	04/2011	BCLY	0	0	0
Buy		2,897	07/2011	BCLY	2	0	2
Buy	SGD	127	05/2011	CITI	0	0	0
Buy		906	06/2011	BOA	10	0	10
Buy		129	06/2011	CITI	2	0	2
Buy		131	06/2011	DUB	3	0	3
Buy		454	06/2011	GSC	10	0	10
Buy		195	06/2011	JPM	5	0	5
Buy		131	06/2011	RBS	4	0	4
Buy		251	09/2011	BCLY	3	0	3
Buy		200	09/2011	CITI	2	0	2
Buy		128	09/2011	DUB	1	0	1
Buy		100	09/2011	JPM	1	0	1
Buy		355	09/2011	RBS	4	0	4
Buy	TRY	1,188	07/2011	HSBC	7	0	7
Buy	TWD	2,368	04/2011	BOA	3	0	3
Sell		2,368	04/2011	BOA	0	0	0
Buy		9,974	04/2011	CITI	1	0	1
Sell		9,974	04/2011	CITI	0	(1)	(1)
Buy		5,177	04/2011	DUB	4	0	4
Sell		5,177	04/2011	DUB	0	(1)	(1)
Buy		2,429	04/2011	JPM	2	0	2
Sell		2,429	04/2011	JPM	0	0	0
Buy		9,974	01/2012	CITI	1	0	1
Buy	ZAR	1,394	04/2011	JPM	5	0	5
Buy		698	04/2011	MSC	3	0	3
Buy		697	07/2011	HSBC	1	0	1
Buy		4,348	07/2011	JPM	0	(4)	(4)
Buy		760	09/2011	BCLY	10	0	10

					$1,311	$(1,172)	$139

See Accompanying Notes	Annual Report	March 31, 2011	93

Schedule of Investments PIMCO Fundamental IndexPLUS™ TR Fund (Cont.)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$2,206	$0	$2,206
Corporate Bonds & Notes
Banking & Finance	0	96,268	94	96,362
Industrials	0	22,490	0	22,490
Utilities	0	11,251	0	11,251
Convertible Bonds & Notes
Industrials	0	92	0	92
Municipal Bonds & Notes
California	0	4,582	0	4,582
Illinois	0	1,744	0	1,744
Nevada	0	198	0	198
New York	0	3,597	0	3,597
Ohio	0	1,997	0	1,997
Texas	0	495	0	495
U.S. Government Agencies	0	79,885	0	79,885
U.S. Treasury Obligations	0	8,163	0	8,163
Mortgage-Backed Securities	0	27,941	2,099	30,040
Asset-Backed Securities	0	4,894	6,507	11,401
Sovereign Issues	0	12,139	0	12,139
Common Stocks
Financials	78	0	0	78
Convertible Preferred Securities
Banking & Finance	239	0	0	239
Industrials	0	554	0	554
Preferred Securities
Banking & Finance	0	0	1,846	1,846

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Short-Term Instruments
Certificates of Deposit	$0	$8,957	$0	$8,957
Commercial Paper	0	300	0	300
Repurchase Agreements	0	6,270	0	6,270
Short-Term Notes	0	980	0	980
Japan Treasury Bills	0	13,704	0	13,704
U.S. Treasury Bills	0	10,226	0	10,226
PIMCO Short-Term Floating NAV Portfolio	72,505	0	0	72,505
	$72,822	$318,933	$10,546	$402,301

Short Sales, at value	$0	$(2,829)	$0	$(2,829)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	771	0	771
Equity Contracts	47	7,129	0	7,176
Foreign Exchange Contracts	0	1,311	0	1,311
Interest Rate Contracts	419	447	0	866
	$466	$9,658	$0	$10,124

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(24)	0	(24)
Equity Contracts	0	(307)	0	(307)
Foreign Exchange Contracts	0	(1,172)	0	(1,172)
Interest Rate Contracts	(249)	(1,200)	(188)	(1,637)
	$(249)	$(2,703)	$(188)	$(3,140)

Totals	$73,039	$323,059	$10,358	$406,456

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$0	$0	$0	$0	$94	$0	$94	$0
Mortgage-Backed Securities	0	2,100	0	0	0	(1)	0	0	2,099	(1)
Asset-Backed Securities	1,394	5,114	(47)	13	1	32	0	0	6,507	30
Preferred Securities
Banking & Finance	1,980	0	0	0	0	(134)	0	0	1,846	(134)

	$3,374	$7,214	$(47)	$13	$1	$(103)	$94	$0	$10,546	$(105)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(11)	$0	$(117)	$0	$0	$(60)	$0	$0	$(188)	$(60)

Totals	$3,363	$7,214	$(164)	$13	$1	$(163)	$94	$0	$10,358	$(165)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

94	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contract	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$230	$230
Unrealized appreciation on foreign currency contracts	0	0	0	1,311	0	1,311
Unrealized appreciation on swap agreements	0	771	7,129	0	447	8,347

	$0	$771	$7,129	$1,311	$677	$9,888

Liabilities:
Written options outstanding	$0	$0	$31	$0	$1,249	$1,280
Variation margin payable (2)	0	0	0	0	12	12
Unrealized depreciation on foreign currency contracts	0	0	0	1,172	0	1,172
Unrealized depreciation on swap agreements	0	25	275	0	140	440

	$0	$25	$306	$1,172	$1,401	$2,904

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contract	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$1,154	$52,496	$43	$4,813	$58,506
Net realized (loss) on foreign currency transactions	0	0	0	(172)	0	(172)

	$0	$1,154	$52,496	$(129)	$4,813	$58,334

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$(267)	$(2,188)	$(2)	$(1,943)	$(4,400)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(90)	0	(90)

	$0	$(267)	$(2,188)	$(92)	$(1,943)	$(4,490)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $218 as reported in the Notes to Schedule of Investments.

(o)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$436	$(340)	$96
BNP	129	0	129
BOA	3,380	(3,420)	(40)
CITI	(100)	209	109
CSFB	3,228	(3,380)	(152)
DUB	(25)	0	(25)
GSC	(121)	10	(111)
HSBC	410	(300)	110
JPM	365	(540)	(175)
MLP	229	(270)	(41)
MSC	67	0	67
RBC	48	0	48
RBS	(261)	0	(261)
SOG	22	0	22
UBS	(398)	280	(118)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	95

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

American General Finance Corp.
7.250% due 04/21/2015		$1,900	$1,905

Total Bank Loan Obligations (Cost $1,932)			1,905

CORPORATE BONDS & NOTES 32.6%

BANKING & FINANCE 16.9%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	108

Ally Financial, Inc.
0.000% due 12/01/2012		2,100	1,974
2.200% due 12/19/2012		100	102
6.625% due 05/15/2012		700	731
6.750% due 12/01/2014		625	656
6.875% due 08/28/2012		200	210
7.500% due 12/31/2013		1,400	1,521
7.500% due 09/15/2020		200	214

American Express Co.
7.000% due 03/19/2018		100	117

American Express Credit Corp.
5.875% due 05/02/2013		100	108

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		400	399
5.250% due 11/21/2011		100	103

American International Group, Inc.
4.000% due 09/20/2011	EUR	100	142
4.900% due 06/02/2014	CAD	1,500	1,566
5.050% due 10/01/2015		$500	517
5.850% due 01/16/2018		2,200	2,296
6.400% due 12/15/2020		1,900	2,029

ANZ National International Ltd.
6.200% due 07/19/2013		100	109

ASIF I
3.000% due 02/17/2017	EUR	200	217

Banco Santander Brasil S.A.
2.409% due 03/18/2014		$400	401
4.250% due 01/14/2016		300	301
4.500% due 04/06/2015		500	511

Banco Santander Chile
1.903% due 01/19/2016		1,000	997

Bank of America Corp.
5.750% due 12/01/2017		200	211
8.000% due 12/29/2049		800	861

Bank of Nova Scotia
1.650% due 10/29/2015		200	192

Banque PSA Finance
2.204% due 04/04/2014 (b)		600	599

Barclays Bank PLC
6.050% due 12/04/2017		100	104

BBVA Bancomer S.A.
4.500% due 03/10/2016		200	201
6.500% due 03/10/2021		200	198

Bear Stearns Cos. LLC
1.331% due 07/27/2012	EUR	100	142

BM&FBovespa S.A.
5.500% due 07/16/2020		$100	103

BNP Paribas
0.703% due 04/08/2013		100	100

BPCE S.A.
2.375% due 10/04/2013		100	100

BRFkredit A/S
0.553% due 04/15/2013		900	900

C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	78

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Group, Inc.
5.250% due 04/01/2014		$100	$101
7.000% due 05/01/2013		8	8
7.000% due 05/01/2014		16	16
7.000% due 05/01/2015		116	117
7.000% due 05/01/2016		27	27
7.000% due 05/01/2017		37	38

Citigroup Capital XXI
8.300% due 12/21/2077		900	941

Citigroup Funding, Inc.
2.250% due 12/10/2012		200	205

Citigroup, Inc.
0.404% due 05/18/2011		700	700
1.164% due 02/15/2013		200	201
1.753% due 01/13/2014		500	508
2.312% due 08/13/2013		100	103
5.625% due 08/27/2012		100	105
6.000% due 08/15/2017		200	217
8.500% due 05/22/2019		100	123

Countrywide Financial Corp.
5.800% due 06/07/2012		200	210

Credit Suisse
2.200% due 01/14/2014		300	301

Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/31/2049		200	198

Deutsche Bank AG
1.872% due 09/22/2015	EUR	200	272

Dexia Credit Local
2.000% due 03/05/2013		$2,400	2,383

Dexia Credit Local S.A.
0.959% due 09/23/2011		200	200

Ford Motor Credit Co. LLC
3.053% due 01/13/2012		500	505
7.000% due 10/01/2013		700	756
7.250% due 10/25/2011		500	515
7.500% due 08/01/2012		700	746
7.800% due 06/01/2012		600	636
12.000% due 05/15/2015		600	755

Goldman Sachs Group, Inc.
1.407% due 01/30/2017	EUR	400	529
6.750% due 10/01/2037		$1,200	1,214

HSBC Bank PLC
2.000% due 01/19/2014		200	199

HSBC Holdings PLC
5.100% due 04/05/2021 (b)		3,100	3,117
6.500% due 05/02/2036		200	205

ING Bank NV
2.500% due 01/14/2016		100	96
2.625% due 02/09/2012		300	305

International Lease Finance Corp.
5.400% due 02/15/2012		1,900	1,940
5.750% due 06/15/2011		100	101
6.625% due 11/15/2013		1,300	1,352
6.750% due 09/01/2016		100	108

Intesa Sanpaolo SpA
2.712% due 02/24/2014		500	507

IPIC GMTN Ltd.
5.000% due 11/15/2020		300	292

JPMorgan Chase & Co.
6.000% due 01/15/2018		100	110
7.900% due 04/29/2049		900	988

JPMorgan Chase Capital XXI
1.254% due 01/15/2087		300	252

KeyBank N.A.
1.203% due 11/21/2011	EUR	100	140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	$500	$133

Lloyds TSB Bank PLC
2.653% due 01/24/2014	900	923
4.875% due 01/21/2016	100	103
5.800% due 01/13/2020	300	300
12.000% due 12/29/2049	300	352

Macquarie Bank Ltd.
6.625% due 04/07/2021 (b)	3,800	3,793

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	400	444

MetLife Institutional Funding II
1.203% due 04/04/2014 (b)	800	804

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	106

Morgan Stanley
2.812% due 05/14/2013	500	518

Nordea Bank AB
2.125% due 01/14/2014	100	100
4.875% due 01/27/2020	300	307

Nordea Eiendomskreditt A/S
0.714% due 04/07/2014 (b)	900	900

Northern Rock Asset Management PLC
5.625% due 06/22/2017	500	518

Pricoa Global Funding I
0.404% due 01/30/2012	100	100
0.508% due 09/27/2013	100	99

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	109

Qatari Diar Finance QSC
3.500% due 07/21/2015	100	101
5.000% due 07/21/2020	100	99

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011	2,100	2,113
2.625% due 05/11/2012	800	818
6.990% due 10/29/2049 (a)	200	180

SLM Corp.
0.603% due 01/27/2014	200	190
5.000% due 10/01/2013	2,900	3,001
6.250% due 01/25/2016	100	104

Springleaf Finance Corp.
6.900% due 12/15/2017	200	184

State Bank of India
4.500% due 07/27/2015	1,000	1,020

Stone Street Trust
5.902% due 12/15/2015	300	313

UBS AG
2.250% due 08/12/2013	3,100	3,130
5.875% due 12/20/2017	100	109

UBS Preferred Funding Trust V
6.243% due 05/29/2049	700	698

Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020	1,100	1,187

Wells Fargo & Co.
7.980% due 03/29/2049	700	770

Westpac Banking Corp.
1.037% due 03/31/2014	1,000	1,002

Weyerhaeuser Co.
6.750% due 03/15/2012	2,100	2,208

		68,296

INDUSTRIALS 12.7%

Alcoa, Inc.
6.150% due 08/15/2020	300	317

96	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altria Group, Inc.
9.700% due 11/10/2018	$100	$132

Amgen, Inc.
6.900% due 06/01/2038	400	474

Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014	1,600	1,614

Asciano Finance Ltd.
5.000% due 04/07/2018 (b)	2,500	2,486

AstraZeneca PLC
5.900% due 09/15/2017	100	114

BMW Finance NV
5.250% due 05/21/2012	200	210

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	300	347

Continental Airlines, Inc.
6.750% due 09/15/2015	900	912

Cox Communications, Inc.
7.125% due 10/01/2012	2,000	2,171

CSN Resources S.A.
6.500% due 07/21/2020	1,100	1,177

Daimler Finance North America LLC
5.750% due 09/08/2011	1,000	1,022

Dell, Inc.
4.700% due 04/15/2013	200	213

Deutsche Telekom International Finance BV
5.875% due 08/20/2013	1,300	1,426

Dow Chemical Co.
4.850% due 08/15/2012	300	314
6.000% due 10/01/2012	1,800	1,925

Ecopetrol S.A.
7.625% due 07/23/2019	400	463

Eli Lilly & Co.
4.200% due 03/06/2014	1,000	1,072

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020	400	436

Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015	200	210
9.250% due 04/23/2019	200	250

Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,200	1,335

Gerdau Trade, Inc.
5.750% due 01/30/2021	1,000	1,017

GTL Trade Finance, Inc.
7.250% due 10/20/2017	600	678

HCA, Inc.
7.875% due 02/15/2020	400	437
8.500% due 04/15/2019	800	892

Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	100	106
7.625% due 04/09/2019	1,000	1,199

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	700	725

International Business Machines Corp.
5.700% due 09/14/2017	400	453

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	330

Kraft Foods, Inc.
6.125% due 02/01/2018	100	112

Lyondell Chemical Co.
8.000% due 11/01/2017	449	496

MeadWestvaco Corp.
6.850% due 04/01/2012	2,000	2,096

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Noble Group Ltd.
6.750% due 01/29/2020	$2,600	$2,787

Novatek Finance Ltd.
5.326% due 02/03/2016	200	206

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021	900	953

Oracle Corp.
4.950% due 04/15/2013	300	323
5.750% due 04/15/2018	200	224

Petrobras International Finance Co.
7.875% due 03/15/2019	600	707

Petroleos Mexicanos
5.500% due 01/21/2021	300	306

Philip Morris International, Inc.
6.375% due 05/16/2038	100	113

Plains All American Pipeline LP
4.250% due 09/01/2012	1,700	1,764

PPG Industries, Inc.
1.900% due 01/15/2016	300	284

Reliance Holdings USA, Inc.
4.500% due 10/19/2020	2,300	2,168

Rohm and Haas Co.
6.000% due 09/15/2017	100	110

RZD Capital Ltd.
5.739% due 04/03/2017	300	314

Time Warner Cable, Inc.
6.200% due 07/01/2013	6,200	6,815

Time Warner, Inc.
6.100% due 07/15/2040	600	589

Union Pacific Corp.
5.700% due 08/15/2018	200	224

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	106

UST LLC
6.625% due 07/15/2012	2,000	2,121

Vale Overseas Ltd.
6.875% due 11/10/2039	400	429

Vivendi S.A.
5.750% due 04/04/2013	300	322

Volkswagen International Finance NV
0.757% due 10/01/2012	1,200	1,201

WM Wrigley Jr. Co.
3.050% due 06/28/2013	2,000	2,032

		51,259

UTILITIES 3.0%

AT&T, Inc.
6.300% due 01/15/2038	200	202
6.700% due 11/15/2013	2,000	2,251

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	450

Commonwealth Edison Co.
6.150% due 03/15/2012	1,500	1,575

Duke Energy Corp.
5.650% due 06/15/2013	1,600	1,741

Enel Finance International NV
6.800% due 09/15/2037	300	302

Majapahit Holding BV
7.750% due 01/20/2020	200	226

NGPL PipeCo LLC
6.514% due 12/15/2012	100	107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NRG Energy, Inc.
7.375% due 01/15/2017	$1,500	$1,567

Qwest Corp.
8.875% due 03/15/2012	1,500	1,609

TNK-BP Finance S.A.
6.625% due 03/20/2017	800	858
7.250% due 02/02/2020	100	110

Verizon Communications, Inc.
0.918% due 03/28/2014	900	906
5.250% due 04/15/2013	100	108

Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	311

		12,323

Total Corporate Bonds & Notes (Cost $128,716)		131,878

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Chesapeake Energy Corp.
2.250% due 12/15/2038	100	92

Total Convertible Bonds & Notes (Cost $76)		92

MUNICIPAL BONDS & NOTES 2.7%

ARIZONA 0.3%

University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,010

CALIFORNIA 1.1%

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	100
6.918% due 04/01/2040	900	921

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	108
7.550% due 04/01/2039	100	109

California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	400	428

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105

Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	1,638

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	937

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	202

		4,548

ILLINOIS 0.5%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,544

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	196

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	100

		1,840

See Accompanying Notes	Annual Report	March 31, 2011	97

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.0%

Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	$100	$99

NEW JERSEY 0.3%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.310% due 06/15/2013	200	200

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,076

		1,276

NEW YORK 0.3%

New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,100	1,141

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	103

		1,244

NORTH CAROLINA 0.0%

North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	104

OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	73

TEXAS 0.1%

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	400	396

WASHINGTON 0.1%

Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	200	136

Total Municipal Bonds & Notes (Cost $10,553)		10,726

U.S. GOVERNMENT AGENCIES 6.7%

Fannie Mae
0.600% due 07/25/2037	296	296
0.630% due 07/25/2037	331	331
0.650% due 09/25/2035	229	229
0.660% due 09/25/2035	405	405
0.970% due 06/25/2037	487	490
0.980% due 06/25/2040	2,239	2,255
0.990% due 03/25/2040	511	516
1.000% due 12/27/2012 (g)	3,500	3,515
4.500% due 05/01/2023 - 03/01/2041	1,919	1,981
5.000% due 02/25/2017	4	4
5.500% due 02/01/2018 - 05/01/2041	7,264	7,777
6.000% due 03/01/2038 - 10/01/2038	789	859
6.500% due 10/01/2035 - 10/01/2037	984	1,105

FDIC Structured Sale Guaranteed Notes
0.761% due 11/29/2037	1,822	1,822

Freddie Mac
0.955% due 08/15/2037	423	426
0.965% due 10/15/2037	105	106
0.975% due 05/15/2037 - 09/15/2037	495	499
4.500% due 11/01/2040	995	1,010
5.500% due 07/01/2038 - 03/01/2039	1,802	1,923

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Ginnie Mae
6.000% due 08/15/2037		$692	$773

Small Business Administration
4.430% due 05/01/2029		264	275
5.290% due 12/01/2027		72	77
5.490% due 03/01/2028		510	544
6.220% due 12/01/2028		82	90

Total U.S. Government Agencies (Cost $26,969)			27,308

U.S. TREASURY OBLIGATIONS 1.9%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028		631	643
2.000% due 01/15/2026		111	119
2.375% due 01/15/2025		1,051	1,181
2.375% due 01/15/2027		1,201	1,338
2.500% due 01/15/2029 (g)		2,154	2,442
3.875% due 04/15/2029 (g)		1,473	1,974

Total U.S. Treasury Obligations (Cost $7,973)			7,697

MORTGAGE-BACKED SECURITIES 5.6%

Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049		1,344	1,365
5.658% due 06/10/2049		600	634

Bear Stearns Alt-A Trust
0.410% due 02/25/2034		200	164

Countrywide Alternative Loan Trust
0.410% due 02/25/2047		171	112
0.430% due 05/25/2047		1,178	693
1.312% due 02/25/2036		104	70

Countrywide Home Loan Mortgage Pass-Through Trust
2.812% due 02/20/2035		124	107
3.118% due 11/25/2034		74	65

Eclipse Ltd.
0.943% due 01/25/2020	GBP	1,798	2,426

European Loan Conduit
1.243% due 05/15/2019	EUR	86	112

Extended Stay America Trust
2.950% due 11/05/2027		$795	782

Gracechurch Mortgage Financing PLC
0.392% due 11/20/2056		1,921	1,899

Granite Master Issuer PLC
1.167% due 12/20/2054	EUR	755	1,012

Granite Mortgages PLC
0.996% due 09/20/2044	GBP	232	355
1.156% due 01/20/2044		51	79
1.392% due 01/20/2044	EUR	51	69

Greenpoint Mortgage Funding Trust
0.330% due 01/25/2047		$16	14

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		119	119
7.280% due 07/13/2030		2,600	2,916

GSR Mortgage Loan Trust
2.815% due 09/25/2035		1,541	1,530
5.181% due 11/25/2035		49	47
6.000% due 03/25/2037		45	42

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	628
5.420% due 01/15/2049		300	316

JPMorgan Mortgage Trust
2.994% due 08/25/2034		762	711
5.041% due 02/25/2035		27	27
5.750% due 01/25/2036		44	42

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036		27	21
5.311% due 09/25/2035		1,066	977

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

MLCC Mortgage Investors, Inc.
0.500% due 11/25/2035		$49	$44

Morgan Stanley Capital I
0.315% due 10/15/2020		23	22
5.439% due 02/12/2044		1,100	1,139
5.450% due 10/28/2033		379	387
5.610% due 04/15/2049		465	471
5.809% due 12/12/2049		500	540

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		85	79

OBP Depositor LLC Trust
4.646% due 07/15/2045		500	508

Residential Accredit Loans, Inc.
1.672% due 09/25/2045		177	113

Structured Asset Mortgage Investments, Inc.
0.380% due 03/25/2037		101	63
0.503% due 07/19/2035		46	43

Wachovia Bank Commercial Mortgage Trust
0.335% due 06/15/2020		147	136

WaMu Mortgage Pass-Through Certificates
1.042% due 01/25/2047		61	40
1.312% due 02/25/2046		347	276
1.512% due 11/25/2042		242	215

Wells Fargo Mortgage-Backed Securities Trust
2.762% due 11/25/2034		1,030	1,023
4.910% due 01/25/2035		59	60

Total Mortgage-Backed Securities (Cost $22,548)			22,493

ASSET-BACKED SECURITIES 3.5%

Asset-Backed Funding Certificates
0.310% due 01/25/2037		2	2

Bear Stearns Asset-Backed Securities Trust
0.340% due 06/25/2047		22	21

BNC Mortgage Loan Trust
0.350% due 05/25/2037		76	67

Citibank Omni Master Trust
3.005% due 08/15/2018		1,800	1,908

Citigroup Mortgage Loan Trust, Inc.
0.360% due 08/25/2036		116	107

Countrywide Asset-Backed Certificates
0.300% due 07/25/2037		96	93
0.300% due 06/25/2047		29	28
0.320% due 06/25/2047		4	4
0.330% due 06/25/2037		5	5
0.330% due 10/25/2047		44	43

Driver One GmbH
1.787% due 09/21/2014	EUR	900	1,278

Duane Street CLO
0.562% due 11/08/2017		$3,396	3,260

GSAMP Trust
0.320% due 12/25/2036		48	35

Hillmark Funding
0.562% due 05/21/2021		900	837

HSBC Home Equity Loan Trust
1.194% due 11/20/2036		2,200	2,171

HSI Asset Securitization Corp. Trust
0.300% due 12/25/2036		57	55

MASTR Asset-Backed Securities Trust
0.300% due 01/25/2037		41	14

Morgan Stanley ABS Capital I
0.290% due 01/25/2037		10	10

Plymouth Rock CLO Ltd.
1.920% due 02/16/2019		1,000	998

98	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.320% due 02/25/2037		$15	$15

Securitized Asset-Backed Receivables LLC Trust
0.290% due 01/25/2037		74	71

SLM Student Loan Trust
1.433% due 12/15/2023	EUR	1,518	2,068
3.500% due 08/17/2043		$566	564
4.500% due 11/16/2043		96	93
6.255% due 07/15/2042		397	384

Soundview Home Equity Loan Trust
0.330% due 06/25/2037		52	46

Specialty Underwriting & Residential Finance
0.310% due 01/25/2038		43	38

Total Asset-Backed Securities (Cost $14,248)			14,215

SOVEREIGN ISSUES 3.4%

Canada Government International Bond
1.500% due 12/01/2012	CAD	300	308
1.750% due 03/01/2013		600	618
2.000% due 12/01/2014		600	610
2.500% due 09/01/2013		500	522

Canada Housing Trust No. 1
2.750% due 12/15/2015		100	103

Export-Import Bank of Korea
4.000% due 01/29/2021		$500	457
5.125% due 06/29/2020		100	101
8.125% due 01/21/2014		800	917

Korea Development Bank
4.375% due 08/10/2015		200	208

Korea Finance Corp.
3.250% due 09/20/2016		100	97

Mexico Government International Bond
6.000% due 06/18/2015	MXN	16,400	1,342

Province of Ontario Canada
1.375% due 01/27/2014		$400	399
4.200% due 06/02/2020	CAD	6,500	6,804

Russia Government International Bond
7.500% due 03/31/2030		$1,211	1,415

Total Sovereign Issues (Cost $13,755)			13,901

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Wells Fargo & Co.
7.500% due 12/31/2049	600	$621

INDUSTRIALS 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032	8,000	56

Total Convertible Preferred Securities (Cost $606)		677

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 45.2%

CERTIFICATES OF DEPOSIT 0.6%

Itau Unibanco S.A.
1.450% due 06/13/2011	$700	698
1.670% due 02/06/2012	1,100	1,084
1.700% due 09/12/2011	700	696

		2,478

COMMERCIAL PAPER 0.6%

Comcast Corp.
0.480% due 04/25/2011	300	300

Kells Funding LLC
0.280% due 07/18/2011	500	499

Vodafone Group PLC
0.880% due 01/19/2012	1,600	1,591

		2,390

REPURCHASE AGREEMENTS 10.1%

Citigroup Global Markets, Inc.
0.150% due 04/01/2011	6,600	6,600
(Dated 03/31/2011. Collateralized by Freddie Mac 0.214% due 03/21/2013 valued at $6,733. Repurchase proceeds are $6,600.)

Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011	5,000	5,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $5,115. Repurchase proceeds are $5,000.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley & Co., Inc.
0.140% due 04/01/2011		$28,400	$28,400
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $29,010. Repurchase proceeds are $28,400.)

State Street Bank and Trust Co.
0.010% due 04/01/2011		794	794
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $810. Repurchase proceeds are $794.)

			40,794

SHORT-TERM NOTES 0.5%

Banco Santander Brasil S.A.
2.596% due 12/28/2011		1,000	980

Pacific Gas & Electric Co.
0.883% due 10/11/2011		1,200	1,200

			2,180

JAPAN TREASURY BILLS 0.1%
0.112% due 06/13/2011	JPY	40,000	481

U.S. TREASURY BILLS 5.0%
0.135% due 08/11/2011 - 09/15/2011 (c)(g)		$20,180	20,166

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 28.3%
		11,446,471	114,671

Total Short-Term Instruments (Cost $183,150)			183,160

Total Investments 102.3% (Cost $410,526)			$414,052

Written Options (i) (0.2%) (Premiums $985)			(888)

Other Assets and Liabilities (Net) (2.1%)			(8,232)

Net Assets 100.0%			$404,932

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $13,548 at a weighted average interest rate of 0.019%. On March 31, 2011, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $3,312 and cash of $8 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	427	$140
90-Day Eurodollar December Futures	Long	12/2012	42	(93)
90-Day Eurodollar June Futures	Long	06/2012	360	(61)
90-Day Eurodollar March Futures	Long	03/2012	1,592	114
90-Day Eurodollar September Futures	Long	09/2011	322	104
90-Day Eurodollar September Futures	Long	09/2012	42	(57)
U.S. Treasury 2-Year Note June Futures	Long	06/2011	347	32
U.S. Treasury 10-Year Note June Futures	Short	06/2011	70	(28)

				$151

See Accompanying Notes	Annual Report	March 31, 2011	99

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.009%	$	1,000	$0	$(8)	$8
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.047%		1,300	(2)	(7)	5
Brazil Government International Bond	CITI	1.000%	03/20/2021	1.511%		700	(29)	(31)	2
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.009%		200	0	(2)	2
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.966%		400	0	(11)	11
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.047%		2,500	(4)	(14)	10
China Government International Bond	BCLY	1.000%	03/20/2016	0.677%		1,700	27	21	6
France Government Bond	GSC	0.250%	12/20/2015	0.693%		300	(6)	(6)	0
France Government Bond	RBS	0.250%	12/20/2015	0.693%		700	(14)	(14)	0
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.551%		500	1	0	1
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.080%		400	(1)	(8)	7
General Electric Capital Corp.	GSC	1.000%	03/20/2016	1.128%		1,700	(10)	(29)	19
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.333%		100	1	0	1
MetLife, Inc.	BOA	1.000%	12/20/2015	1.432%		500	(9)	(24)	15
MetLife, Inc.	CITI	1.000%	12/20/2015	1.432%		400	(8)	(15)	7
MetLife, Inc.	DUB	1.000%	03/20/2018	1.686%		700	(29)	(40)	11
MetLife, Inc.	GSC	1.000%	09/20/2015	1.370%		800	(12)	(51)	39
MetLife, Inc.	JPM	1.000%	09/20/2015	1.370%		1,100	(17)	(65)	48
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.956%		1,000	2	(8)	10
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.956%		200	1	(2)	3
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.290%		300	(4)	(9)	5
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.456%		800	(16)	(31)	15
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.456%		200	(5)	(8)	3
Spain Government International Bond	BOA	1.000%	03/20/2016	2.308%		100	(6)	(7)	1
Turkey Government International Bond	CITI	1.000%	12/20/2015	1.506%		2,700	(59)	(34)	(25)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.450%		200	4	2	2
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%		1,200	27	28	(1)
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.397%		100	2	1	1
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.450%		200	4	2	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.425%		500	11	2	9

							$(151)	$(368)	$217

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$	1,400	$169	$180	$(11)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		600	72	73	(1)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		300	40	40	0
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		1,100	145	139	6
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		200	26	23	3
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		1,500	197	186	11
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		100	15	14	1
CDX.HY-15 5-Year Index	DUB	5.000%	12/20/2015		2,500	86	56	30
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		386	5	0	5
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		193	2	0	2
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015		1,500	11	3	8
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		400	3	1	2

						$772	$715	$57

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

100	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	400	$(4)	$(7)	$3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		700	5	1	4
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		500	3	1	2
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		900	6	1	5
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		100	1	0	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,800	17	8	9
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,600	12	(1)	13
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		500	5	2	3
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	6	0	6
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	4	1	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	12	(3)	15
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		100	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,200	4	1	3
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,500	9	8	1
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		400	1	2	(1)
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		200	1	0	1
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		400	(1)	0	(1)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		400	(1)	0	(1)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		100	0	0	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		2,500	3	6	(3)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	2	1	1
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		300	2	0	2
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,100	10	3	7
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		1,400	9	7	2
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		300	2	1	1
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,000	(10)	0	(10)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		400	0	2	(2)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	0	0	0
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		100	0	0	0
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	1	1	0
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	1	0
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		400	4	3	1
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	100	0	0	0
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		1,300	(1)	1	(2)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA	$	300	4	0	4
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		400	6	0	6
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		200	2	4	(2)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		1,300	19	34	(15)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		100	1	4	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		1,800	26	50	(24)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		200	3	4	(1)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		500	7	10	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		100	2	5	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBC		3,300	47	80	(33)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		4,400	62	109	(47)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		100	2	4	(2)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	CSFB	EUR	1,800	(13)	(5)	(8)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	MSC		1,000	(7)	(6)	(1)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	1,200	0	0	0
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		4,000	6	0	6
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		1,700	3	0	3
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		7,300	11	0	11

							$295	$334	$(39)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1,675,281	3-Month USD-LIBOR plus a specified spread	$	101,891	05/13/2011	JPM	$(1,264)
Receive	iShares MSCI EAFE Index	1,265,253	3-Month USD-LIBOR plus a specified spread		73,676	06/30/2011	JPM	2,297
Receive	iShares MSCI EAFE Index	1,155,232	3-Month USD-LIBOR plus a specified spread		68,667	07/29/2011	JPM	614
Receive	iShares MSCI EAFE Index	2,612,122	3-Month USD-LIBOR plus a specified spread		156,962	09/30/2011	JPM	0

								$1,647

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

See Accompanying Notes	Annual Report	March 31, 2011	101

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

(i)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	5	$3	$(3)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	689	384	(162)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	33	27	(25)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	63	27	(34)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	63	39	(12)
Put - CME S&P 500 Index April Futures	1,230.000	04/15/2011	9	30	(4)
Call - CME S&P 500 Index April Futures	1,330.000	04/15/2011	9	23	(24)

				$533	$(264)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	3,000	$6	$(12)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		3,500	20	(47)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		5,500	21	(47)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,500	13	(22)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		200	1	(3)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,400	8	(20)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		600	4	(9)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,900	55	(101)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,100	19	(27)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	25	(35)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,800	20	(23)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,200	13	(16)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,400	36	(44)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,800	25	(36)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		200	3	(1)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	6	(3)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		200	3	(1)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		4,500	31	(1)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		200	3	(1)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		400	2	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		500	7	(3)

								$321	$(452)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$	1,500	$8	$(12)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011		1,400	7	(12)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	10/11/2011		4,800	53	(85)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011		2,200	24	(39)

						$92	$(148)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	1,300	$11	$(7)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		2,700	24	(15)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		300	4	(2)

							$39	$(24)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	66	$29,600	$241
Sales	1,101	77,400	1,354
Closing Buys	(269)	(41,400)	(546)
Expirations	(3)	(700)	(23)
Exercised	(24)	(7,700)	(41)

Balance at 03/31/2011	871	$57,200	$985

102	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(j)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	04/01/2041	$1,000	$1,014	$(1,016)
Fannie Mae	5.500%	04/01/2041	3,000	3,210	(3,206)

				$4,224	$(4,222)

(k)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,005	04/2011	RBS	$54	$0	$54
Buy	BRL	7,689	04/2011	BCLY	167	0	167
Sell		10,707	04/2011	CITI	0	(151)	(151)
Buy		3,018	04/2011	UBS	49	0	49
Buy		10,707	06/2011	CITI	158	0	158
Buy	CAD	139	06/2011	BNP	1	0	1
Buy	CHF	157	05/2011	BNP	4	0	4
Buy	CNY	3,956	11/2011	JPM	3	(2)	1
Buy		3,789	02/2012	BCLY	0	(4)	(4)
Sell	EUR	738	04/2011	BCLY	0	(39)	(39)
Buy		1,114	04/2011	BNP	0	(1)	(1)
Sell		1,561	04/2011	CITI	0	(105)	(105)
Sell		245	04/2011	DUB	0	(11)	(11)
Sell		49	04/2011	JPM	0	(3)	(3)
Sell		12	04/2011	MSC	0	0	0
Buy		920	04/2011	RBC	26	0	26
Sell		2,898	04/2011	UBS	0	(120)	(120)
Sell	GBP	1,499	06/2011	BNP	29	0	29
Sell		172	06/2011	BOA	0	0	0
Buy	IDR	1,765,000	04/2011	BCLY	3	0	3
Sell		7,536,720	04/2011	BOA	0	(2)	(2)
Buy		367,720	04/2011	CITI	2	0	2
Buy		1,768,000	04/2011	JPM	3	0	3
Buy		3,636,000	04/2011	MSC	18	0	18
Buy		522,729	07/2011	BCLY	3	0	3
Buy		534,700	07/2011	CITI	4	0	4
Buy		785,300	07/2011	HSBC	5	0	5
Buy		2,123,075	07/2011	JPM	11	0	11
Buy		7,536,720	01/2012	BOA	5	0	5
Buy	INR	13,716	05/2011	BCLY	7	0	7
Buy		9,290	05/2011	BOA	8	0	8
Buy		9,206	05/2011	JPM	6	0	6
Buy		32,052	08/2011	MSC	24	0	24
Sell	JPY	113,249	04/2011	CITI	51	0	51
Buy		33,545	04/2011	RBS	0	0	0
Sell		40,000	06/2011	CITI	3	0	3
Buy	KRW	370,100	05/2011	CITI	8	0	8
Buy		111,900	05/2011	GSC	2	0	2
Buy		246,500	05/2011	HSBC	9	0	9
Buy		1,811,466	05/2011	JPM	60	0	60
Buy		898,950	05/2011	MSC	18	0	18
Buy		150,561	05/2011	RBS	4	0	4
Buy		56,350	08/2011	CITI	1	0	1
Buy		56,365	08/2011	GSC	1	0	1
Buy	MXN	647	07/2011	DUB	1	0	1
Buy		36,184	07/2011	HSBC	93	0	93
Buy	MYR	278	08/2011	BCLY	2	0	2
Buy		50	08/2011	CITI	0	0	0
Buy	PHP	4,248	04/2011	BCLY	0	(2)	(2)
Buy		8,800	04/2011	BOA	3	0	3
Sell		8,853	04/2011	HSBC	0	0	0
Sell		4,195	04/2011	MSC	0	0	0
Buy		8,882	06/2011	BCLY	5	0	5
Buy		2,280	06/2011	CITI	1	0	1
Buy		19,562	06/2011	JPM	3	0	3
Buy		13,154	11/2011	CITI	4	(1)	3
Buy		8,784	11/2011	GSC	2	0	2
Buy		13,130	11/2011	JPM	3	(1)	2
Buy		8,853	03/2012	HSBC	0	0	0
Buy		4,195	03/2012	MSC	0	0	0
Sell	RUB	2,897	04/2011	BCLY	2	0	2
Buy		2,897	07/2011	BCLY	0	0	0
Buy	SGD	4,665	06/2011	BOA	54	0	54

See Accompanying Notes	Annual Report	March 31, 2011	103

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	131	06/2011	DUB	$3	$0	$3
Buy		389	06/2011	GSC	9	0	9
Buy		261	06/2011	JPM	7	0	7
Buy		131	06/2011	RBS	4	0	4
Buy		251	09/2011	BCLY	3	0	3
Buy		200	09/2011	CITI	2	0	2
Buy		100	09/2011	JPM	1	0	1
Buy		100	09/2011	RBS	2	0	2
Buy	TRY	1,199	07/2011	HSBC	7	0	7
Buy	TWD	3,076	04/2011	BCLY	0	0	0
Sell		3,076	04/2011	BCLY	0	0	0
Buy		895	04/2011	BOA	1	0	1
Sell		895	04/2011	BOA	0	0	0
Buy		1,262	04/2011	DUB	1	0	1
Sell		1,262	04/2011	DUB	0	0	0
Buy		919	04/2011	JPM	1	0	1
Sell		919	04/2011	JPM	0	0	0
Buy		3,077	01/2012	BCLY	0	0	0
Buy	ZAR	2,091	04/2011	JPM	8	0	8
Buy		2,093	04/2011	MSC	8	0	8
Buy		1,823	07/2011	JPM	0	(1)	(1)
Buy		760	09/2011	BCLY	10	0	10

					$987	$(443)	$544

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$1,905	$0	$1,905
Corporate Bonds & Notes
Banking & Finance	3,793	63,603	900	68,296
Industrials	2,486	48,773	0	51,259
Utilities	0	12,323	0	12,323
Convertible Bonds & Notes
Industrials	0	92	0	92
Municipal Bonds & Notes
Arizona	0	1,010	0	1,010
California	0	4,548	0	4,548
Illinois	0	1,840	0	1,840
Nebraska	0	99	0	99
New Jersey	0	1,276	0	1,276
New York	0	1,244	0	1,244
North Carolina	0	104	0	104
Ohio	0	73	0	73
Texas	0	396	0	396
Washington	0	136	0	136
U.S. Government Agencies	0	25,486	1,822	27,308
U.S. Treasury Obligations	0	7,697	0	7,697
Mortgage-Backed Securities	0	22,493	0	22,493
Asset-Backed Securities	0	9,120	5,095	14,215
Sovereign Issues	0	13,901	0	13,901
Convertible Preferred Securities
Banking & Finance	621	0	0	621
Industrials	0	56	0	56
Short-Term Instruments
Certificates of Deposit	0	2,478	0	2,478

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Commercial Paper	$0	$2,390	$0	$2,390
Repurchase Agreements	0	40,794	0	40,794
Short-Term Notes	0	2,180	0	2,180
Japan Treasury Bills	0	481	0	481
U.S. Treasury Bills	0	20,166	0	20,166
PIMCO Short-Term Floating NAV Portfolio	114,671	0	0	114,671
	$121,571	$284,664	$7,817	$414,052

Short Sales, at value	$0	$(4,222)	$0	$(4,222)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	312	0	312
Equity Contracts	0	2,911	0	2,911
Foreign Exchange Contracts	0	987	0	987
Interest Rate Contracts	390	123	0	513
	$390	$4,333	$0	$4,723

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(38)	0	(38)
Equity Contracts	0	(1,292)	0	(1,292)
Foreign Exchange Contracts	0	(443)	0	(443)
Interest Rate Contracts	(239)	(850)	(172)	(1,261)
	$(239)	$(2,623)	$(172)	$(3,034)

Totals	$121,722	$282,152	$7,645	$411,519

104	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$900	$0	$0	$0	$0	$0	$0	$900	$0
U.S. Government Agencies	0	2,200	(378)	0	0	0	0	0	1,822	0
Asset-Backed Securities	0	5,091	0	2	0	2	0	0	5,095	2

	$0	$8,191	$(378)	$2	$0	$2	$0	$0	$7,817	$2

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(11)	$0	$(120)	$0	$0	$(41)	$0	$0	$(172)	$(41)

Totals	$(11)	$8,191	$(498)	$2	$0	$(39)	$0	$0	$7,645	$(39)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$334	$334
Unrealized appreciation on foreign currency contracts	0	0	0	987	0	987
Unrealized appreciation on swap agreements	0	312	2,911	0	123	3,346

	$0	$312	$2,911	$987	$457	$4,667

Liabilities:
Written options outstanding	$0	$0	$28	$0	$860	$888
Unrealized depreciation on foreign currency contracts	0	0	0	443	0	443
Unrealized depreciation on swap agreements	0	38	1,264	0	162	1,464

	$0	$38	$1,292	$443	$1,022	$2,795

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$759	$34,232	$7	$1,036	$36,034
Net realized gain on foreign currency transactions	0	0	0	417	0	417

	$0	$759	$34,232	$424	$1,036	$36,451

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$249	$1,379	$0	$(243)	$1,385
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	475	0	475

	$0	$249	$1,379	$475	$(243)	$1,860

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $151 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Annual Report	March 31, 2011	105

Schedule of Investments PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)

March 31, 2011

(n)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$373	$(280)	$93
BNP	59	0	59
BOA	(6)	0	(6)
CITI	8	0	8
CSFB	1	(5,490)	(5,489)
DUB	155	(300)	(145)
GSC	(63)	0	(63)
HSBC	342	(260)	82
JPM	1,702	(2,790)	(1,088)
MLP	25	0	25
MSC	(59)	0	(59)
RBC	74	0	74
RBS	(70)	0	(70)
SOG	11	0	11
UBS	(69)	0	(69)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

106	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Georgia-Pacific Corp.
2.307% due 12/20/2012		$46	$46
2.307% due 12/22/2012		271	271

Total Bank Loan Obligations (Cost $317)			317

CORPORATE BONDS & NOTES 32.0%

BANKING & FINANCE 21.4%

American Express Co.
6.150% due 08/28/2017		1,200	1,343

American International Group, Inc.
4.950% due 03/20/2012		300	309
5.850% due 01/16/2018		750	783

Bank of America Corp.
5.650% due 05/01/2018		400	418

Banque PSA Finance
2.204% due 04/04/2014 (b)		500	499

Barclays Bank PLC
1.343% due 01/13/2014		500	506
6.050% due 12/04/2017		1,600	1,667
7.434% due 09/29/2049		600	603
10.179% due 06/12/2021		1,040	1,326

Capital One Financial Corp.
6.750% due 09/15/2017		1,600	1,840

Cie de Financement Foncier
2.500% due 09/16/2015		3,600	3,485

Citigroup, Inc.
2.312% due 08/13/2013		1,200	1,236

Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	1,000	1,508

Ford Motor Credit Co. LLC
7.800% due 06/01/2012		$900	955

Fortis Bank Nederland NV
1.509% due 06/10/2011	EUR	500	708

General Electric Capital Corp.
6.375% due 11/15/2067		$100	103
6.500% due 09/15/2067	GBP	100	156

Goldman Sachs Group, Inc.
0.759% due 03/22/2016		$400	386

HSBC Bank USA N.A.
4.875% due 08/24/2020		2,300	2,252

International Lease Finance Corp.
7.125% due 09/01/2018		3,500	3,778

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)		1,800	2
6.875% due 05/02/2018 (a)		200	54

Lloyds TSB Bank PLC
1.322% due 06/09/2011	EUR	300	425
12.000% due 12/29/2049		$2,400	2,813

Merrill Lynch & Co., Inc.
0.763% due 01/15/2015		3,900	3,777
6.050% due 08/15/2012		400	425

Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	215

Royal Bank of Scotland Group PLC
5.625% due 08/24/2020		3,100	3,095
7.640% due 03/29/2049 (a)		1,900	1,520

SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	1,600	3,003

UBS AG
5.875% due 12/20/2017		$2,600	2,839

			42,029

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 9.5%

Altria Group, Inc.
9.250% due 08/06/2019	$1,800	$2,350

America Movil S.A.B. de C.V.
6.125% due 03/30/2040	1,400	1,470

Gazprom Via Gaz Capital S.A.
8.146% due 04/11/2018	3,100	3,669

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,400

Loews Corp.
5.250% due 03/15/2016	2,800	3,029

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	2,189

Steel Dynamics, Inc.
7.375% due 11/01/2012	1,700	1,819

Volkswagen International Finance NV
0.757% due 10/01/2012	900	901
0.917% due 04/01/2014	700	701

		18,528

UTILITIES 1.1%

Embarq Corp.
6.738% due 06/01/2013	2,000	2,169

Total Corporate Bonds & Notes (Cost $60,741)		62,726

MUNICIPAL BONDS & NOTES 1.0%

CALIFORNIA 0.7%

California State Palomar Community College District General Obligation Bonds, (AGM Insured), Series 2007
4.750% due 05/01/2032	100	90

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,300	1,286

		1,376

OHIO 0.2%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	466

TEXAS 0.1%

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	194

Total Municipal Bonds & Notes (Cost $2,271)		2,036

U.S. GOVERNMENT AGENCIES 19.3%

Fannie Mae
0.370% due 03/25/2034	17	17
0.380% due 03/25/2036	870	807
0.600% due 09/25/2042	446	446
1.625% due 11/25/2023	133	133
1.781% due 04/25/2024	111	114
2.154% due 08/01/2035	369	379
2.317% due 09/01/2035	344	359
2.385% due 02/01/2034	223	234
2.441% due 10/01/2035	326	342
2.539% due 09/01/2031	2	2
2.550% due 02/01/2035	167	174
2.561% due 10/01/2035	288	303
2.623% due 07/01/2035	612	644
2.636% due 07/01/2032	23	25
2.639% due 08/01/2036	472	498
2.686% due 11/01/2034	462	487
2.696% due 03/01/2036	1,248	1,313
2.870% due 10/01/2035	219	231

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/01/2025		$984	$987
4.000% due 06/01/2025 - 04/01/2026		21,974	22,564
4.500% due 03/01/2023 - 04/01/2041		1,907	1,968
5.500% due 02/01/2024 - 04/01/2036		310	335
6.000% due 09/01/2017		21	22
7.500% due 12/01/2014		23	24

Freddie Mac
0.455% due 10/15/2020		378	377
1.513% due 10/25/2044		130	129
1.718% due 07/25/2044		627	622
2.520% due 09/01/2035		104	109
5.500% due 03/15/2017 - 08/15/2030		42	43

Ginnie Mae
0.654% due 03/16/2032		25	25
2.125% due 11/20/2024		67	69
4.500% due 07/15/2040		2,000	2,064
5.500% due 09/15/2035		131	143

Small Business Administration
5.680% due 06/01/2028		1,837	1,985

Total U.S. Government Agencies (Cost $37,506)			37,974

U.S. TREASURY OBLIGATIONS 4.4%

U.S. Treasury Bonds
4.375% due 02/15/2038		300	295
4.500% due 08/15/2039 (e)		900	899
6.250% due 08/15/2023		500	620
7.500% due 11/15/2024 (e)(g)		1,000	1,379
8.125% due 05/15/2021 (e)(g)		1,301	1,821

U.S. Treasury Notes
1.875% due 09/30/2017 (e)(g)		1,100	1,039
2.375% due 08/31/2014		100	103
2.375% due 07/31/2017 (e)(g)		2,100	2,056
2.750% due 03/31/2018		100	100
3.000% due 08/31/2016		200	206
3.125% due 04/30/2017		200	205

Total U.S. Treasury Obligations (Cost $9,052)			8,723

MORTGAGE-BACKED SECURITIES 11.5%

American General Mortgage Loan Trust
5.150% due 03/25/2058		1,466	1,517

American Home Mortgage Assets
0.440% due 05/25/2046		1,625	987
0.460% due 10/25/2046		599	341

Arran Residential Mortgages Funding PLC
2.291% due 05/16/2047	EUR	2,041	2,891

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		$690	726

Banc of America Funding Corp.
5.864% due 01/20/2047		124	88

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		324	313

Bear Stearns Alt-A Trust
2.643% due 05/25/2035		322	273
2.987% due 09/25/2035		390	305
4.198% due 08/25/2036 (a)		838	271

Citigroup Commercial Mortgage Trust
5.698% due 12/10/2049		274	297

Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		915	891

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		950	1,021
5.886% due 11/15/2044		500	541

See Accompanying Notes	Annual Report	March 31, 2011	107

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.464% due 03/20/2046	$1,277	$747
0.464% due 07/20/2046	1,754	791
3.604% due 06/25/2037	2,191	1,598

Countrywide Home Loan Mortgage Pass-Through Trust
0.540% due 04/25/2035	253	161
0.570% due 03/25/2035	190	129

Credit Suisse First Boston Mortgage Securities Corp.
2.520% due 06/25/2033	186	181

Downey Savings & Loan Association Mortgage Loan Trust
0.514% due 08/19/2045	928	647
2.477% due 07/19/2044	76	62

First Horizon Alternative Mortgage Securities
2.380% due 03/25/2035	176	127

First Horizon Asset Securities, Inc.
2.921% due 08/25/2035	80	64

First Republic Mortgage Loan Trust
0.605% due 11/15/2031	95	88

Greenpoint Mortgage Funding Trust
0.430% due 01/25/2037	1,402	878

GSR Mortgage Loan Trust
2.796% due 09/25/2035	298	292

Harborview Mortgage Loan Trust
0.494% due 03/19/2036	1,084	686

Homebanc Mortgage Trust
5.753% due 04/25/2037	900	540

Indymac Index Mortgage Loan Trust
0.550% due 06/25/2037 (a)	512	208
2.677% due 12/25/2034	49	38

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	210	221

JPMorgan Mortgage Trust
5.041% due 02/25/2035	188	191

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036	217	167

MLCC Mortgage Investors, Inc.
0.500% due 11/25/2035	42	37
1.250% due 10/25/2035	64	57

Morgan Stanley Capital I
0.315% due 10/15/2020	661	635
5.877% due 06/11/2049	100	107

Residential Accredit Loans, Inc.
0.650% due 03/25/2033	82	75

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
0.600% due 10/25/2018		$916	$903
0.650% due 05/25/2033		87	84

Structured Adjustable Rate Mortgage Loan Trust
1.712% due 01/25/2035		243	142

Structured Asset Mortgage Investments, Inc.
0.503% due 07/19/2035		293	266
0.530% due 02/25/2036		639	389

WaMu Mortgage Pass-Through Certificates
0.560% due 01/25/2045		160	136
0.570% due 01/25/2045		163	138
1.012% due 03/25/2047		871	582
3.648% due 02/25/2037		229	184

Wells Fargo Mortgage-Backed Securities Trust
2.905% due 05/25/2035		157	156
4.500% due 11/25/2018		372	377

Total Mortgage-Backed Securities (Cost $24,692)			22,546

ASSET-BACKED SECURITIES 2.6%

Access Group, Inc.
1.603% due 10/27/2025		1,913	1,933

Aurum CLO Ltd.
0.733% due 04/15/2014		187	186

Bear Stearns Asset-Backed Securities Trust
3.168% due 10/25/2036		1,312	958

GE-WMC Mortgage Securities LLC
0.290% due 08/25/2036		16	6

GSAMP Trust
0.340% due 11/25/2035		87	14

GSRPM Mortgage Loan Trust
0.950% due 01/25/2032		5	5

Long Beach Mortgage Loan Trust
0.530% due 10/25/2034		186	155

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	412	586

Plymouth Rock CLO Ltd.
1.920% due 02/16/2019		$900	899

Structured Asset Securities Corp.
1.750% due 04/25/2035		504	389

Total Asset-Backed Securities (Cost $5,644)			5,131

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.1%

Australia Government Bond
4.750% due 06/15/2016	AUD	5,600	$5,664
6.000% due 02/15/2017		2,100	2,248

Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	857

Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,245

Total Sovereign Issues (Cost $8,947)			10,014

SHORT-TERM INSTRUMENTS 32.5%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 04/01/2011		695	695

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $710. Repurchase proceeds are $695.)

U.S. TREASURY BILLS 5.1%
0.138% due 08/25/2011 - 09/15/2011 (c)(e)(g)		9,930	9,923

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 27.1%
		5,312,634	53,222

Total Short-Term Instruments (Cost $63,839)			63,840

PURCHASED OPTIONS (i) 0.0%
(Cost $11)			33

Total Investments 108.6% (Cost $213,020)			$213,340

Written Options (j) (0.4%) (Premiums $575)			(870)

Other Assets and Liabilities (Net) (8.2%)			(16,149)

Net Assets 100.0%			$196,321

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $3,168 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $8,453 at a weighted average interest rate of 0.189%. On March 31, 2011, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $561 and cash of $8 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	274	$(89)
90-Day Euribor September Futures	Long	09/2011	34	(43)
90-Day Eurodollar December Futures	Long	12/2011	40	8
90-Day Eurodollar March Futures	Long	03/2012	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2011	10	1

				$(123)

108	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp.	DUB	(1.000%	)	09/20/2017	1.067%	$	1,600	$6	$25	$(19)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.262%		300	(4)	(5)	1
Embarq Corp.	BOA	(1.370%	)	03/20/2014	0.383%		100	(3)	0	(3)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	0.383%		300	(8)	0	(8)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	0.383%		600	(16)	0	(16)
Embarq Corp.	DUB	(1.425%	)	03/20/2014	0.383%		500	(16)	0	(16)
Embarq Corp.	MSC	(1.300%	)	03/20/2014	0.383%		200	(5)	0	(5)
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.645%		2,100	14	0	14
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	0.481%		1,000	(68)	0	(68)
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.031%		2,300	81	0	81
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.174%		2,000	15	0	15

								$(4)	$20	$(24)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Goldman Sachs Group, Inc.	BCLY	1.000%	03/20/2012	0.299%	$	500	$4	$0	$4

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	BNP	(5.000%	)	12/20/2015	$	15,000	$(520)	$(525)	$5
CDX.IG-5 7-Year Index 10-15%	MSC	(0.142%	)	12/20/2012		7,800	16	0	16
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017		1,355	38	18	20
CDX.IG-9 10-Year Index	GSC	(0.800%	)	12/20/2017		3,001	85	50	35
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017		2,033	58	50	8
CDX.IG-9 10-Year Index	RBS	(0.800%	)	12/20/2017		871	25	13	12
CDX.IG-14 5-Year Index	BNP	(1.000%	)	06/20/2015		10,200	(113)	(44)	(69)
CDX.IG-14 5-Year Index	CSFB	(1.000%	)	06/20/2015		5,500	(60)	(23)	(37)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015		900	(10)	(4)	(6)
CMBX.NA.AAA.4 Index	GSC	(0.350%	)	02/17/2051		4,300	200	645	(445)

							$(281)	$180	$(461)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	$	5,600	$(426)	$0	$(426)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016		2,506	(76)	(200)	124

						$(502)	$(200)	$(302)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Annual Report	March 31, 2011	109

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC	BRL	2,200	$39	$16	$23
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,100	7	6	1
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		17,800	46	81	(35)
Pay	1-Year BRL-CDI	12.510%	01/02/2013	UBS		1,800	(1)	(2)	1
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		2,500	(17)	3	(20)
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		12,200	(76)	7	(83)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		1,300	(6)	4	(10)
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		10,700	(10)	(6)	(4)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		1,700	(1)	0	(1)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		5,700	11	13	(2)
Pay	6-Month AUD Bank Bill	5.500%	12/15/2017	BCLY	AUD	1,200	(23)	(6)	(17)
Pay	6-Month AUD Bank Bill	5.500%	12/15/2017	DUB		800	(15)	(4)	(11)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	16,800	(1)	(1)	0

							$(47)	$111	$(158)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI EAFE Index	68,353	3-Month USD-LIBOR plus a specified spread	$	3,980	06/30/2011	JPM	$(124)
Receive	iShares MSCI EAFE Index	1,215,456	3-Month USD-LIBOR plus a specified spread		70,776	06/30/2011	JPM	2,206
Receive	iShares MSCI EAFE Index	740,016	3-Month USD-LIBOR plus a specified spread		43,987	07/29/2011	JPM	386
Receive	iShares MSCI EAFE Index	1,371,297	3-Month USD-LIBOR plus a specified spread		82,401	09/30/2011	JPM	0

								$2,468

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	4,500	$11	$33

(j)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	30	$13	$(17)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	30	14	(6)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	17	8	(9)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	17	10	(4)
Put - CME S&P 500 Index April Futures	1,230.000	04/15/2011	4	13	(2)
Call - CME S&P 500 Index April Futures	1,330.000	04/15/2011	4	10	(11)

				$68	$(49)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	4,500	$26	$(61)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,900	31	(71)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		500	4	(7)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		7,100	42	(104)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,000	18	(44)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,300	17	(34)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,000	18	(25)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,400	33	(43)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,900	44	(50)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,200	33	(50)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		600	6	(8)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,400	32	(44)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,000	29	(47)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		100	1	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		2,900	18	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.100%	04/25/2011		2,500	10	(1)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.700%	04/25/2011		2,500	10	(15)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		200	1	0

								$373	$(604)

110	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$	5,900	$31	$(49)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011		9,500	103	(168)

						$134	$ (217)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	322	$71,100	EUR	10,200	$948
Sales	464	181,500		0	1,740
Closing Buys	(51)	(54,300)		0	(508)
Expirations	(633)	(125,300)		(10,200)	(1,562)
Exercised	0	(7,600)		0	(43)

Balance at 03/31/2011	102	$65,400	EUR	0	$575

(k)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	04/01/2026	$1,000	$1,002	$(1,001)
Fannie Mae	5.500%	04/01/2026	5,000	5,377	(5,409)
Fannie Mae	5.500%	04/01/2041	1,000	1,062	(1,069)
Fannie Mae	6.000%	04/01/2041	29,000	31,451	(31,519)
Freddie Mac	5.500%	04/01/2041	6,000	6,373	(6,396)
Ginnie Mae	4.500%	05/01/2041	2,000	2,057	(2,054)
Ginnie Mae	5.500%	04/01/2041	1,000	1,084	(1,082)
Ginnie Mae	5.500%	05/01/2041	1,650	1,780	(1,782)

				$50,186	$(50,312)

(l)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,031	04/2011	BCLY	$0	$0	$0
Sell		20,636	04/2011	DUB	0	(1,105)	(1,105)
Buy		341	04/2011	RBC	10	0	10
Sell		1,519	04/2011	UBS	0	(15)	(15)
Sell	BRL	927	04/2011	BCLY	0	(21)	(21)
Buy		927	04/2011	CITI	13	0	13
Sell		927	06/2011	CITI	0	(14)	(14)
Sell		408	06/2011	RBS	0	(7)	(7)
Sell		170	06/2011	UBS	0	(3)	(3)
Buy	CAD	1,752	06/2011	BNP	11	0	11
Buy		168	06/2011	RBC	3	0	3
Sell	CHF	3,200	04/2011	BCLY	10	0	10
Buy		3,200	04/2011	CITI	4	0	4
Sell		13,569	05/2011	CITI	0	(312)	(312)
Sell		240	05/2011	UBS	0	0	0
Buy	CLP	8,500	06/2011	DUB	0	0	0
Buy	CNY	1,343	04/2011	CITI	2	0	2
Buy		1,607	04/2011	JPM	3	0	3
Buy		3,318	06/2011	HSBC	10	0	10
Buy		751	09/2011	BOA	3	0	3
Buy		936	09/2011	CITI	3	0	3
Buy		583	09/2011	RBS	2	0	2
Buy		1,399	09/2011	UBS	5	0	5
Buy		1,940	11/2011	DUB	7	0	7
Buy		5,836	02/2012	BCLY	1	0	1
Buy		2,647	02/2012	BOA	1	0	1
Buy		7,490	02/2012	CITI	1	0	1
Buy		6,455	02/2012	DUB	1	0	1
Buy		7,361	02/2012	JPM	1	0	1
Buy		2,643	02/2012	UBS	0	0	0
Sell	DKK	9,299	05/2011	BNP	0	(46)	(46)
Buy	EUR	15,233	04/2011	BCLY	67	0	67
Sell		3,691	04/2011	BCLY	0	(10)	(10)
Buy		1,251	04/2011	CSFB	0	(3)	(3)

See Accompanying Notes	Annual Report	March 31, 2011	111

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	13,888	04/2011	DUB	$0	$(486)	$(486)
Buy		15,232	04/2011	GSC	58	0	58
Sell		13,887	04/2011	HSBC	0	(496)	(496)
Buy		15,233	04/2011	JPM	62	0	62
Sell		13,967	04/2011	RBS	0	(554)	(554)
Sell		3,207	04/2011	UBS	0	(30)	(30)
Sell		15,233	05/2011	BCLY	0	(66)	(66)
Sell		15,232	05/2011	GSC	0	(58)	(58)
Sell		15,233	05/2011	JPM	0	(62)	(62)
Sell	GBP	17,146	04/2011	BCLY	398	(16)	382
Sell		13,158	04/2011	BNP	431	0	431
Buy		5,000	04/2011	CITI	0	(10)	(10)
Sell		5,000	04/2011	CITI	10	0	10
Buy		1,630	04/2011	RBS	2	0	2
Sell		550	04/2011	UBS	0	(1)	(1)
Sell	HKD	45,624	04/2011	HSBC	6	0	6
Buy		14,178	04/2011	MSC	3	0	3
Buy	ILS	3,530	05/2011	BCLY	13	0	13
Sell		7,379	05/2011	DUB	0	(95)	(95)
Buy	INR	11,000	05/2011	BCLY	8	0	8
Buy		16,000	05/2011	JPM	14	0	14
Buy		46,269	08/2011	MSC	35	0	35
Sell	JPY	150,000	04/2011	BCLY	32	0	32
Sell		2,879,768	04/2011	BNP	1,001	0	1,001
Buy		150,000	04/2011	CITI	0	(7)	(7)
Sell		150,000	04/2011	CITI	7	0	7
Buy		83,201	04/2011	RBC	0	(6)	(6)
Sell		225,716	04/2011	UBS	60	0	60
Buy	KRW	139,500	05/2011	BCLY	3	0	3
Buy		1,359,000	05/2011	CITI	28	0	28
Buy		112,382	05/2011	GSC	3	0	3
Buy		263,000	05/2011	HSBC	5	0	5
Buy		2,242,613	05/2011	JPM	90	0	90
Buy		527,000	05/2011	RBS	14	0	14
Buy	MXN	54	07/2011	HSBC	0	0	0
Buy	MYR	16	08/2011	CITI	0	0	0
Buy	NOK	5,288	05/2011	BCLY	13	0	13
Sell		4,493	05/2011	BCLY	0	(31)	(31)
Buy		560	05/2011	RBS	2	0	2
Sell	NZD	384	04/2011	DUB	0	(3)	(3)
Sell	SEK	29,887	05/2011	BNP	0	(93)	(93)
Sell	SGD	3,847	05/2011	JPM	0	(26)	(26)
Buy		1,001	06/2011	BOA	12	0	12

					$2,468	$(3,576)	$(1,108)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$317	$0	$317
Corporate Bonds & Notes
Banking & Finance	0	42,029	0	42,029
Industrials	0	18,528	0	18,528
Utilities	0	2,169	0	2,169
Municipal Bonds & Notes
California	0	1,376	0	1,376
Ohio	0	466	0	466
Texas	0	194	0	194
U.S. Government Agencies	0	37,974	0	37,974
U.S. Treasury Obligations	0	8,723	0	8,723
Mortgage-Backed Securities	0	22,546	0	22,546
Asset-Backed Securities	0	4,232	899	5,131
Sovereign Issues	0	10,014	0	10,014
Short-Term Instruments
Repurchase Agreements	0	695	0	695
U.S. Treasury Bills	0	9,923	0	9,923
PIMCO Short-Term Floating NAV Portfolio	53,222	0	0	53,222
Purchased Options
Interest Rate Contracts	0	33	0	33
	$53,222	$159,219	$899	$213,340

Short Sales, at value	$0	$(50,312)	$0	$(50,312)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$335	$0	$335
Equity Contracts	0	2,592	0	2,592
Foreign Exchange Contracts	0	2,468	0	2,468
Interest Rate Contracts	9	25	0	34
	$9	$5,420	$0	$5,429

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,118)	0	(1,118)
Equity Contracts	0	(137)	0	(137)
Foreign Exchange Contracts	0	(3,576)	0	(3,576)
Interest Rate Contracts	(132)	(823)	(217)	(1,172)
	$(132)	$(5,654)	$(217)	$(6,003)

Totals	$53,099	$108,673	$682	$162,454

112	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Mortgage-Backed Securities	$1,900	$0	$(434)	$0	$0	$51	$0	$(1,517)	$0	$0
Asset-Backed Securities	1,680	900	(960)	0	(3)	53	0	(771)	899	(1)

	$3,580	$900	$(1,394)	$0	$(3)	$104	$0	$(2,288)	$899	$(1)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(33)	0	0	0	40	(7)	0	0	0	0
Interest Rate Contracts	0	0	(134)	0	0	(83)	0	0	(217)	(83)

	$(33)	$0	$(134)	$0	$40	$(90)	$0	$0	$(217)	$(83)

Totals	$3,547	$900	$(1,528)	$0	$37	$14	$0	$(2,288)	$682	$(84)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$33	$33
Variation margin receivable (2)	0	0	0	0	14	14
Unrealized appreciation on foreign currency contracts	0	0	0	2,468	0	2,468
Unrealized appreciation on swap agreements	0	335	2,592	0	25	2,952

	$0	$335	$2,592	$2,468	$72	$5,467

Liabilities:
Written options outstanding	$0	$0	$13	$0	$857	$870
Unrealized depreciation on foreign currency contracts	0	3,576	0	0	0	3,576
Unrealized depreciation on swap agreements	0	1,117	124	0	184	1,425

	$0	$4,693	$137	$0	$1,041	$5,871

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$0	$(100)	$21,434	$33	$1,194	$22,561
Net realized (loss) on foreign currency transactions	0	0	0	0	(19,272)	(19,272)

	$0	$(100)	$21,434	$33	$(18,078)	$3,289

See Accompanying Notes	Annual Report	March 31, 2011	113

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

March 31, 2011

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$22	$22
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(367)	1,798	(14)	(1,820)	(403)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,293)	0	(2,293)

	$0	$(367)	$1,798	$(2,307)	$(1,798)	$(2,674)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(123) as reported in the Notes to Schedule of Investments.

(o)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The	following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$436	$(400)	$36
BNP	671	(630)	41
BOA	(101)	236	135
CITI	(317)	323	6
CSFB	(63)	(2,798)	(2,861)
DUB	(1,842)	1,243	(599)
GSC	21	(260)	(239)
HSBC	(463)	430	(33)
JPM	2,570	(3,020)	(450)
MLP	(76)	0	(76)
MSC	(503)	272	(231)
RBC	7	0	7
RBS	(613)	584	(29)
UBS	15	0	15

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

114	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 28.7%

BANKING & FINANCE 21.2%

Allstate Corp.
6.125% due 05/15/2067	$200	$203

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,000	1,079

Ally Financial, Inc.
0.000% due 12/01/2012	500	470
5.375% due 06/06/2011	100	101
6.000% due 12/15/2011	600	615
6.625% due 05/15/2012	1,700	1,752
6.875% due 09/15/2011	1,500	1,532
6.875% due 08/28/2012	100	105
7.500% due 12/31/2013	100	109
7.500% due 09/15/2020	100	107
8.300% due 02/12/2015	100	110

American International Group, Inc.
5.050% due 10/01/2015	400	414
5.450% due 05/18/2017	1,800	1,850
5.850% due 01/16/2018	300	313
6.400% due 12/15/2020	700	748
8.250% due 08/15/2018	1,900	2,226

ANZ National International Ltd.
6.200% due 07/19/2013	400	436

Banco do Brasil S.A.
3.007% due 07/02/2014	200	202

Banco Santander Brasil S.A.
2.409% due 03/18/2014	600	602
4.250% due 01/14/2016	300	301

Banco Santander Chile
1.903% due 01/19/2016	1,000	997

Bank of America Corp.
0.643% due 08/15/2016	400	372
4.500% due 04/01/2015	1,700	1,764
5.650% due 05/01/2018	1,200	1,254
6.500% due 08/01/2016	800	885

Bank of Montreal
2.850% due 06/09/2015	200	202

Bank of Nova Scotia
1.650% due 10/29/2015	100	96

Bank of Scotland PLC
4.880% due 04/15/2011	600	601

Banque PSA Finance
2.204% due 04/04/2014 (b)	500	499

Barclays Bank PLC
5.450% due 09/12/2012	400	424
6.050% due 12/04/2017	100	104

BBVA Bancomer S.A.
4.500% due 03/10/2016	200	201
6.500% due 03/10/2021	200	198
7.250% due 04/22/2020	400	404

Bear Stearns Cos. LLC
7.250% due 02/01/2018	300	349

BNP Paribas
5.000% due 01/15/2021	400	404
5.186% due 06/29/2049	130	126

BRFkredit A/S
0.553% due 04/15/2013	600	600

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	107

CBA Capital Trust II
6.024% due 03/29/2049	100	98

CIT Group, Inc.
5.250% due 04/01/2014	100	101
7.000% due 05/01/2013	4	4
7.000% due 05/01/2014	10	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 05/01/2015		$510	$516
7.000% due 05/01/2016		18	18
7.000% due 05/01/2017		25	25

Citigroup, Inc.
1.753% due 01/13/2014		400	407
5.000% due 09/15/2014		4,700	4,907
5.850% due 07/02/2013		100	108

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		75	98

Credit Agricole S.A.
6.637% due 05/29/2049		100	90
8.375% due 10/29/2049		300	322

Deutsche Bank AG
1.872% due 09/22/2015	EUR	300	409

Dexia Credit Local S.A.
0.959% due 09/23/2011		$2,300	2,304

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,300	1,338
7.800% due 06/01/2012		800	848

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	144

Goldman Sachs Group, Inc.
1.310% due 02/07/2014		$2,400	2,419
1.383% due 02/04/2013	EUR	400	562
1.407% due 01/30/2017		700	926
5.625% due 01/15/2017		$10	11
5.950% due 01/18/2018		100	107
6.150% due 04/01/2018		100	108
6.250% due 09/01/2017		100	109

HBOS PLC
0.509% due 09/06/2017		7,700	6,545

HSBC Holdings PLC
5.100% due 04/05/2021 (b)		2,600	2,614

International Lease Finance Corp.
1.468% due 08/15/2011	EUR	800	1,124
6.625% due 11/15/2013		$900	936
6.750% due 09/01/2016		200	215

Intesa Sanpaolo SpA
2.712% due 02/24/2014		400	405

IPIC GMTN Ltd.
5.000% due 11/15/2020		300	292

Itau Unibanco Holding S.A.
6.200% due 04/15/2020		600	618

JPMorgan Chase & Co.
1.447% due 09/26/2013	EUR	100	140
6.000% due 01/15/2018		$30	33
7.900% due 04/29/2049		500	549

LBG Capital No.1 PLC
7.875% due 11/01/2020		900	882
8.000% due 12/29/2049		200	193

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	200	287

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$200	53

Lloyds TSB Bank PLC
2.653% due 01/24/2014		1,000	1,026

Macquarie Bank Ltd.
6.625% due 04/07/2021 (b)		2,900	2,894

Macquarie Group Ltd.
7.300% due 08/01/2014		500	555

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		200	218
6.875% due 04/25/2018		100	111

MetLife Institutional Funding II
1.203% due 04/04/2014 (b)		1,600	1,608

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Monumental Global Funding Ltd.
5.500% due 04/22/2013		$100	$	106

Morgan Stanley
1.422% due 03/01/2013	EUR	1,700		2,379
6.250% due 08/28/2017		$100		109

Nationwide Building Society
6.250% due 02/25/2020		200		208

Nationwide Life Global Funding I
5.450% due 10/02/2012		700		736

Nordea Eiendomskreditt A/S
0.714% due 04/07/2014 (b)		800		800

Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100		1,139

Pricoa Global Funding I
0.404% due 01/30/2012		100		100
0.508% due 09/27/2013		100		99

Principal Life Income Funding Trusts
5.550% due 04/27/2015		100		109

Regions Financial Corp.
6.375% due 05/15/2012		390		402

Royal Bank of Scotland Group PLC
0.707% due 04/08/2011		2,700		2,700
6.990% due 10/29/2049 (a)		100		90

Santander Finance Preferred S.A. Unipersonal
11.300% due 07/29/2049	GBP	700		1,224

Scotland International Finance No. 2 BV
4.250% due 05/23/2013		$400		394

SLM Corp.
8.000% due 03/25/2020		2,900		3,166

Springleaf Finance Corp.
0.560% due 12/15/2011		2,300		2,221
6.900% due 12/15/2017		100		92

State Bank of India
4.500% due 10/23/2014		800		825
4.500% due 07/27/2015		100		102

Stone Street Trust
5.902% due 12/15/2015		200		209

UBS AG
1.412% due 02/23/2012		300		302
2.250% due 08/12/2013		2,800		2,827

UBS Preferred Funding Trust V
6.243% due 05/29/2049		100		100

Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		1,000		1,079

Wachovia Corp.
0.460% due 03/01/2012		800		801

Wells Fargo & Co.
5.625% due 12/11/2017		100		109

Westpac Banking Corp.
1.037% due 03/31/2014		900		901

				83,479

INDUSTRIALS 6.6%

Alcoa, Inc.
6.150% due 08/15/2020		1,100		1,163

America Movil S.A.B. de C.V.
6.125% due 03/30/2040		700		735

Amgen, Inc.
6.900% due 06/01/2038		100		118

Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		1,400		1,412
4.125% due 01/15/2015		600		634
5.375% due 01/15/2020		600		644

See Accompanying Notes	Annual Report	March 31, 2011	115

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Asciano Finance Ltd.
5.000% due 04/07/2018 (b)	$2,200	$	2,188

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100		78

CSN Resources S.A.
6.500% due 07/21/2020	400		428

Daimler Finance North America LLC
5.750% due 09/08/2011	900		920
7.300% due 01/15/2012	1,000		1,051

Dell, Inc.
5.650% due 04/15/2018	100		110

Dow Chemical Co.
4.850% due 08/15/2012	1,000		1,047

Eli Lilly & Co.
4.200% due 03/06/2014	1,000		1,072

Gerdau Holdings, Inc.
7.000% due 01/20/2020	200		222

GTL Trade Finance, Inc.
7.250% due 10/20/2017	700		791

HCA, Inc.
7.875% due 02/15/2020	300		328

International Business Machines Corp.
5.700% due 09/14/2017	400		453

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	600		638
5.950% due 02/15/2018	100		110

Kraft Foods, Inc.
6.125% due 02/01/2018	100		112

Ohio National Financial Services, Inc.
6.375% due 04/30/2020	1,900		2,004

Oracle Corp.
5.750% due 04/15/2018	200		224

Petrobras International Finance Co.
7.875% due 03/15/2019	1,000		1,178

Reliance Holdings USA, Inc.
4.500% due 10/19/2020	700		660

Suncor Energy, Inc.
6.100% due 06/01/2018	200		226

Time Warner Cable, Inc.
6.200% due 07/01/2013	1,000		1,099

Time Warner, Inc.
6.100% due 07/15/2040	1,500		1,472

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	400		497

UAL Pass-Through Trust
10.400% due 05/01/2018	94		108

Union Pacific Corp.
5.700% due 08/15/2018	100		112

UST LLC
5.750% due 03/01/2018	1,100		1,168

Vale Overseas Ltd.
5.625% due 09/15/2019	400		420
8.250% due 01/17/2034	1,200		1,466

Volkswagen International Finance NV
0.757% due 10/01/2012	1,000		1,001

			25,889

UTILITIES 0.9%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300		372

Duke Energy Corp.
5.650% due 06/15/2013	1,000		1,088

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Qwest Corp.
8.875% due 03/15/2012	$950	$	1,019

TNK-BP Finance S.A.
6.625% due 03/20/2017	100		107

Verizon Wireless Capital LLC
2.914% due 05/20/2011	100		100

Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000		1,065

			3,751

Total Corporate Bonds & Notes (Cost $109,268)			113,119

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%

Medtronic, Inc.
1.500% due 04/15/2011	400		401

Transocean, Inc.
1.500% due 12/15/2037	1,600		1,582

Total Convertible Bonds & Notes (Cost $1,889)			1,983

MUNICIPAL BONDS & NOTES 2.2%

CALIFORNIA 0.8%

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100		101

California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	500		535

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400		419

Southern California State Public Power Authority Revenue Bonds, (BABs), Series 2010
5.943% due 07/01/2040	1,800		1,685

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400		404

			3,144

ILLINOIS 0.3%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,000		1,029

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200		200

			1,229

NEVADA 0.0%

Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100		99

NEW JERSEY 0.5%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.310% due 06/15/2013	700		700

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000		1,076

			1,776

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
NEW YORK 0.5%

New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	$1,000	$	1,037

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100		103

New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000		1,008

			2,148

OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.500% due 06/01/2047	100		73

TEXAS 0.1%

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	300		297

Total Municipal Bonds & Notes (Cost $8,675)			8,766

U.S. GOVERNMENT AGENCIES 10.2%

Fannie Mae
0.600% due 07/25/2037	629		629
0.630% due 07/25/2037	699		699
0.650% due 09/25/2035	687		687
0.660% due 09/25/2035	1,341		1,341
0.700% due 09/25/2035	458		459
0.970% due 06/25/2037	1,096		1,104
0.990% due 03/25/2040	1,023		1,031
5.000% due 02/25/2017 - 05/01/2041	6,010		6,272
5.500% due 09/01/2023 - 05/01/2041	8,477		9,041
6.000% due 08/01/2027 - 10/01/2027	98		107
7.500% due 04/01/2024 - 11/01/2037	1,236		1,427

Freddie Mac
0.290% due 12/25/2036	33		33
0.405% due 07/15/2019	34		33
0.955% due 08/15/2037	1,110		1,117
0.965% due 10/15/2037	263		265
0.975% due 05/15/2037 - 09/15/2037	1,212		1,220
4.500% due 04/01/2041	2,000		2,029
5.500% due 02/01/2038 - 02/01/2040	5,443		5,811
6.000% due 05/01/2038 - 04/01/2040	762		830

Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037	801		895

Small Business Administration
5.290% due 12/01/2027	144		154
5.720% due 01/01/2029	2,316		2,526
6.020% due 08/01/2028	2,328		2,573

Total U.S. Government Agencies (Cost $39,610)			40,283

U.S. TREASURY OBLIGATIONS 1.3%

Treasury Inflation Protected Securities (e)
1.750% due 01/15/2028 (i)	420		429
2.000% due 01/15/2026 (i)	222		237
2.375% due 01/15/2027 (i)	3,822		4,256
2.500% due 01/15/2029 (i)	205		233

Total U.S. Treasury Obligations (Cost $5,483)			5,155

116	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.3%

Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049		$991	$	1,006

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		98		93

Citigroup Mortgage Loan Trust, Inc.
0.320% due 01/25/2037		13		7
2.650% due 03/25/2036		1,619		1,366
5.349% due 08/25/2035		963		955

Countrywide Alternative Loan Trust
0.410% due 02/25/2047		57		37
0.450% due 06/25/2037		201		125
1.312% due 02/25/2036		21		14

Countrywide Home Loan Mortgage Pass-Through Trust
2.812% due 02/20/2035		31		27
3.118% due 11/25/2034		25		22
5.500% due 11/25/2035		388		368

European Loan Conduit
1.243% due 05/15/2019	EUR	86		112

Granite Mortgages PLC
0.996% due 09/20/2044	GBP	232		355
1.156% due 01/20/2044		51		79
1.392% due 01/20/2044	EUR	34		46

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		$59		59
1.317% due 03/06/2020		1,000		1,000

GSR Mortgage Loan Trust
5.181% due 11/25/2035		49		47

Harborview Mortgage Loan Trust
0.424% due 12/19/2036		1,929		1,288

JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		201		204

JPMorgan Mortgage Trust
2.994% due 08/25/2034		555		517
5.041% due 02/25/2035		27		27
5.387% due 07/25/2035		422		424
5.750% due 01/25/2036		89		84

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.555% due 06/15/2022		1,260		1,221

Merrill Lynch Mortgage Investors, Inc.
5.311% due 09/25/2035		693		635

Morgan Stanley Capital I
5.610% due 04/15/2049		372		377

Structured Asset Securities Corp.
2.768% due 10/25/2035		875		719

WaMu Mortgage Pass-Through Certificates
1.042% due 01/25/2047		61		40
2.984% due 10/25/2046		15		11
3.071% due 09/25/2046		6		5

Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036		246		214
5.476% due 12/25/2036		1,416		1,338

Total Mortgage-Backed Securities (Cost $12,790)				12,822

ASSET-BACKED SECURITIES 3.7%

Ally Auto Receivables Trust
1.320% due 03/15/2012		15		15

Asset-Backed Securities Corp. Home Equity
0.524% due 09/25/2034		1		1

Bear Stearns Asset-Backed Securities Trust
0.330% due 10/25/2036		5		5

Citibank Omni Master Trust
2.355% due 05/16/2016		3,400		3,452
3.005% due 08/15/2018		1,700		1,802

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.310% due 07/25/2045		$77	$	64
0.360% due 08/25/2036		23		21

Countrywide Asset-Backed Certificates
0.430% due 09/25/2036		133		113

Credit-Based Asset Servicing & Securitization LLC
0.370% due 07/25/2037		25		23

Driver One GmbH
1.787% due 09/21/2014	EUR	800		1,136

Duane Street CLO
0.562% due 11/08/2017		$3,202		3,073

HSBC Home Equity Loan Trust
0.404% due 03/20/2036		464		437
1.194% due 11/20/2036		1,300		1,283

Indymac Residential Asset-Backed Trust
0.380% due 04/25/2047		21		21

JPMorgan Mortgage Acquisition Corp.
0.310% due 03/25/2047		29		24

Morgan Stanley ABS Capital I
0.300% due 07/25/2036		8		3

Park Place Securities, Inc.
0.562% due 10/25/2034		1		1

SLM Student Loan Trust
1.433% due 12/15/2023	EUR	1,328		1,809
3.500% due 08/17/2043		$566		564
4.500% due 11/16/2043		192		186
6.255% due 07/15/2042		397		384

Soundview Home Equity Loan Trust
0.310% due 11/25/2036		12		4

Total Asset-Backed Securities (Cost $14,441)				14,421

SOVEREIGN ISSUES 2.9%

Brazil Government International Bond
12.500% due 01/05/2022	BRL	300		214

Canada Government International Bond
1.500% due 12/01/2012	CAD	300		308
1.750% due 03/01/2013		900		927
2.000% due 12/01/2014		1,100		1,118
2.500% due 09/01/2013		700		730

Canada Housing Trust No. 1
3.950% due 12/15/2011		100		105
4.000% due 06/15/2012		500		531
4.550% due 12/15/2012		200		216
4.800% due 06/15/2012		200		214

Colombia Government International Bond
7.375% due 01/27/2017		$1,000		1,185

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	600		467
4.000% due 01/29/2021		$200		183
5.875% due 01/14/2015		600		657

Korea Finance Corp.
3.250% due 09/20/2016		600		582

Korea Housing Finance Corp.
4.125% due 12/15/2015		300		307

Mexico Government International Bond
6.000% due 06/18/2015	MXN	10,700		876
6.050% due 01/11/2040		$100		103

Province of Ontario Canada
1.375% due 01/27/2014		100		100

Russia Government International Bond
7.500% due 03/31/2030		1,124		1,314

Societe Financement de l'Economie Francaise
0.503% due 07/16/2012		1,000		1,004
2.375% due 03/26/2012		200		202

Total Sovereign Issues (Cost $11,027)				11,343

	SHARES		MARKET VALUE (000S)
COMMON STOCKS 0.0%

FINANCIALS 0.0%

American International Group, Inc. (c)	114	$	4

Total Common Stocks (Cost $5)			4

CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	2,760		12

Total Convertible Preferred Securities (Cost $171)			12

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

DG Funding Trust
0.685% due 08/01/2011	2		15

Total Preferred Securities (Cost $21)			15

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 50.6%

CERTIFICATES OF DEPOSIT 1.8%

Banco Bradesco S.A.
1.955% due 01/24/2013	$300		302

Banco Do Brasil S.A.
0.000% due 06/27/2011	2,600		2,598
0.000% due 02/15/2012	1,400		1,411

Industrial & Commercial Bank of China Ltd.
0.750% due 08/18/2011	900		901

Itau Unibanco S.A.
1.450% due 06/13/2011	400		399
1.670% due 02/06/2012	900		887
1.700% due 09/12/2011	500		497

			6,995

COMMERCIAL PAPER 0.6%

American Electric Power Co., Inc.
0.470% due 05/27/2011	800		800

Comcast Corp.
0.480% due 04/25/2011	300		300

Vodafone Group PLC
0.880% due 01/19/2012	1,400		1,392

			2,492

REPURCHASE AGREEMENTS 13.7%

Banc of America Securities LLC
0.140% due 04/01/2011	26,000		26,000
(Dated 03/31/2011. Collateralized by
U.S. Treasury Notes 1.375% due 09/15/2012 valued at $26,525. Repurchase proceeds are $26,000.)

Citigroup Global Markets, Inc.
0.150% due 04/01/2011	6,600		6,600
(Dated 03/31/2011. Collateralized by Freddie Mac 0.214% due 03/21/2013 valued at $6,733. Repurchase proceeds are $6,600.)

Morgan Stanley & Co., Inc.
0.140% due 04/01/2011	21,100		21,100
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.750% due 02/15/2019 valued at $21,565. Repurchase proceeds are $21,100.)

See Accompanying Notes	Annual Report	March 31, 2011	117

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 04/01/2011		$122	$	122
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $125. Repurchase proceeds are $122.)

				53,822

SHORT-TERM NOTES 0.2%

Banco Santander Brasil S.A.
2.596% due 12/28/2011		700		686

JAPAN TREASURY BILLS 2.2%
0.108% due 04/27/2011	JPY	720,000		8,655

U.S. TREASURY BILLS 2.3%
0.147% due 06/16/2011 - 09/15/2011 (d)(g)(i)		$8,941		8,936

SHARES		MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 29.8%
11,718,824	$	117,399

Total Short-Term Instruments (Cost $199,024)		198,985

PURCHASED OPTIONS (k) 0.0%
(Cost $4)		7

Total Investments 103.4%	$	406,915
(Cost $402,408)

Written Options (l) (0.3%)		(1,025)
(Premiums $934)

Other Assets and Liabilities (Net) (3.1%)		(12,378)

Net Assets 100.0%	$	393,512

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average yield.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $273 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $10,794 at a weighted average interest rate of 0.040%. On March 31, 2011, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $9,057 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	388	$136
90-Day Eurodollar December Futures	Long	12/2012	14	(34)
90-Day Eurodollar June Futures	Long	06/2012	324	(64)
90-Day Eurodollar March Futures	Long	03/2012	914	39
90-Day Eurodollar September Futures	Long	09/2011	292	92
90-Day Eurodollar September Futures	Long	09/2012	40	(76)
Russell 2000 Mini Index June Futures	Long	06/2011	2,281	8,532
U.S. Treasury 2-Year Note June Futures	Long	06/2011	245	23
U.S. Treasury 10-Year Note June Futures	Short	06/2011	26	(9)

				$8,639

(j)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)		Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.966%	$	500	$1	$(7)	$8
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.966%		1,000	2	(10)	12
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.966%		500	1	(7)	8
France Government Bond	BOA	0.250%	03/20/2016	0.724%		2,900	(65)	(88)	23
France Government Bond	GSC	0.250%	12/20/2015	0.693%		300	(7)	(6)	(1)
France Government Bond	RBS	0.250%	12/20/2015	0.693%		700	(14)	(14)	0
France Government Bond	UBS	0.250%	12/20/2015	0.693%		100	(2)	(2)	0
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	0.742%		1,700	184	0	184
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.128%		2,200	(12)	(23)	11
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.742%		300	29	0	29
General Electric Capital Corp.	CITI	4.850%	12/20/2013	0.742%		900	101	0	101
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.742%		900	98	0	98
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.390%		800	(15)	(15)	0
Indonesia Government International Bond	BOA	1.000%	06/20/2021	1.930%		300	(22)	(22)	0
Japan Government International Bond	BOA	1.000%	03/20/2016	0.965%		300	1	4	(3)

118	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)		Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.965%	$	700	$1	$6	$(5)
MetLife, Inc.	DUB	1.000%	03/20/2018	1.686%		1,000	(42)	(57)	15
MetLife, Inc.	JPM	1.000%	03/20/2016	1.487%		1,300	(29)	(31)	2
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.400%		400	(13)	(17)	4
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.021%		600	0	(4)	4
Mexico Government International Bond	HSBC	1.000%	03/20/2016	1.021%		800	(1)	(6)	5
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.021%		1,000	(1)	(6)	5
Spain Government International Bond	BOA	1.000%	03/20/2016	2.308%		100	(5)	(6)	1
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.397%		200	4	1	3
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.538%		200	5	4	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.425%		800	19	4	15
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.425%		1,000	23	5	18

							$241	$(297)	$538

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date		Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$	2,700	$327	$350	$(23)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		1,000	120	130	(10)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		500	60	62	(2)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		100	13	14	(1)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		1,800	237	223	14
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		100	14	12	2
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015		2,225	77	64	13
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		193	2	0	2
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		100	1	0	1
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		300	2	0	2
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		500	4	(2)	6
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015		200	1	0	1

						$859	$853	$6

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$3	$0	$3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,100	7	2	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,100	6	0	6
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		1,100	7	2	5
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		600	4	1	3
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		600	6	3	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	7	3	4
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	1	0	1
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	2	0	2
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		300	3	1	2
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	3	(1)	4
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	2	0	2
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		400	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,400	5	1	4
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,700	5	2	3
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,700	9	4	5

See Accompanying Notes	Annual Report	March 31, 2011	119

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC	BRL	1,100	$3	$(2)	$5
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		500	2	1	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	1	0	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		800	6	1	5
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		3,500	26	4	22
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,800	35	5	30
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,000	34	7	27
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		7,500	59	5	54
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	0	0	0
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		300	1	0	1
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	1	1	0
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		1,200	11	6	5
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	1	0
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		3,900	21	0	21
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,600	18	11	7
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	500	(1)	0	(1)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA	$	800	13	17	(4)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		800	12	25	(13)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		400	6	0	6
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		100	1	4	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		100	1	4	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		100	2	5	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		100	2	5	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		500	7	15	(8)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		100	2	4	(2)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	CSFB	EUR	900	(6)	(2)	(4)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	MSC		900	(6)	(5)	(1)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	1,100	0	0	0

							$342	$130	$212

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	46,060	3-Month USD-LIBOR less a specified spread	$	166,175	10/17/2011	JPM	$ 7,924

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note June Futures	$104.000	05/20/2011	140	$1	$2
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/20/2011	23	0	1
Call - CBOT U.S. Treasury 10-Year Note June Futures	136.000	05/20/2011	290	3	4

				$4	$7

(l)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	5	$3	$(3)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	462	257	(109)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	29	24	(22)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	43	18	(23)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	43	27	(8)

				$329	$(165)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	2,300	$5	$(9)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		2,600	15	(35)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		3,300	12	(28)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,300	11	(19)

120	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	200	$1	$(3)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,500	9	(22)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,500	9	(22)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,700	42	(83)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,700	24	(35)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,100	45	(65)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,000	23	(26)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		6,600	69	(103)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,400	16	(18)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,800	32	(36)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		4,600	45	(72)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		500	6	(6)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	(115)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,200	30	(36)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		500	7	(3)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		900	12	(6)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	5	(3)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		400	6	(3)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		800	5	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		900	13	(6)

								$536	$(754)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$1,100	$6	$(9)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	1,000	5	(9)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	3,300	37	(58)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	1,600	17	(28)

					$65	$(104)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$	300	$4	$(2)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	37	$61,000	$413
Sales	825	126,600	1,579
Closing Buys	(270)	(89,700)	(827)
Expirations	(10)	(5,200)	(74)
Exercised	0	(32,400)	(157)

Balance at 03/31/2011	582	$60,300	$934

(m)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	5.000%	04/01/2041	$400	$418	$(418)
Fannie Mae	5.500%	04/01/2041	3,000	3,210	(3,206)
U.S. Treasury Bonds	2.625%	11/15/2020	700	656	(660)
U.S. Treasury Bonds	3.625%	02/15/2021	600	612	(608)

				$4,896	$(4,892)

(7)	Market value includes $8 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2011	121

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

(n)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	823	04/2011	RBS	$44	$0	$44
Buy	BRL	7,790	04/2011	BCLY	180	0	180
Sell		7,790	04/2011	CITI	0	(110)	(110)
Buy		7,790	06/2011	CITI	115	0	115
Buy	CAD	4,534	06/2011	BNP	29	0	29
Buy		892	06/2011	DUB	17	0	17
Buy	CNY	649	11/2011	BCLY	0	(1)	(1)
Buy		3,904	11/2011	CITI	3	0	3
Buy		3,214	11/2011	JPM	0	(3)	(3)
Sell	EUR	2,637	04/2011	CITI	0	(177)	(177)
Sell		352	04/2011	DUB	0	(16)	(16)
Sell		31	04/2011	JPM	0	(2)	(2)
Sell		7	04/2011	MSC	0	0	0
Sell		3,774	04/2011	UBS	0	(192)	(192)
Sell	GBP	414	06/2011	BOA	1	0	1
Sell		799	06/2011	UBS	0	(2)	(2)
Buy	IDR	1,765,000	04/2011	BCLY	3	0	3
Sell		5,969,010	04/2011	BOA	0	(1)	(1)
Buy		643,510	04/2011	CITI	4	0	4
Buy		2,651,500	04/2011	JPM	5	0	5
Buy		909,000	04/2011	MSC	4	0	4
Buy		1,045,072	07/2011	BCLY	7	0	7
Buy		283,500	07/2011	BNP	2	0	2
Buy		973,800	07/2011	CITI	8	0	8
Buy		2,231,350	07/2011	HSBC	16	0	16
Buy		97,750	07/2011	JPM	1	0	1
Buy		189,000	07/2011	RBS	2	0	2
Buy		5,969,010	01/2012	BOA	4	0	4
Buy	INR	18,305	05/2011	BCLY	9	0	9
Buy		4,645	05/2011	BOA	4	0	4
Buy		4,654	05/2011	JPM	4	0	4
Buy		27,412	08/2011	MSC	21	0	21
Sell	JPY	784,427	04/2011	CITI	152	0	152
Sell		10,480	04/2011	RBS	0	0	0
Buy	KRW	279,900	05/2011	CITI	7	0	7
Buy		143,750	05/2011	HSBC	5	0	5
Buy		1,015,946	05/2011	JPM	30	0	30
Buy		1,010,740	05/2011	MSC	20	0	20
Buy		253,284	05/2011	RBS	7	0	7
Buy		116,150	05/2011	UBS	6	0	6
Buy		123,970	08/2011	CITI	2	0	2
Buy		101,457	08/2011	GSC	2	0	2
Buy		150,220	08/2011	MSC	2	0	2
Buy		188,000	08/2011	RBS	2	0	2
Buy	MXN	260	07/2011	CITI	1	0	1
Buy		3,711	07/2011	DUB	9	0	9
Buy		30,819	07/2011	HSBC	73	0	73
Buy		1,226	07/2011	MSC	2	0	2
Buy		1,226	07/2011	UBS	2	0	2
Buy	MYR	200	08/2011	BCLY	1	0	1
Buy		459	08/2011	CITI	2	0	2
Buy		100	08/2011	JPM	0	0	0
Buy	PHP	4,361	04/2011	CITI	1	0	1
Sell		5,928	04/2011	HSBC	0	0	0
Buy		4,375	04/2011	JPM	1	0	1
Sell		2,808	04/2011	MSC	0	0	0
Buy		8,882	06/2011	BCLY	5	0	5
Buy		2,280	06/2011	CITI	1	0	1
Buy		4,321	06/2011	DUB	0	0	0
Buy		15,248	06/2011	JPM	3	0	3
Buy		6,719	11/2011	BCLY	3	0	3
Buy		4,275	11/2011	CITI	1	0	1
Buy		2,202	11/2011	DUB	1	0	1
Buy		4,437	11/2011	JPM	2	0	2
Buy		5,928	03/2012	HSBC	0	0	0
Buy		2,808	03/2012	MSC	0	0	0
Sell	RUB	2,897	04/2011	BCLY	0	0	0
Buy		2,897	07/2011	BCLY	0	0	0
Buy	SGD	776	06/2011	BOA	9	0	9
Buy		129	06/2011	CITI	2	0	2
Buy		131	06/2011	DUB	3	0	3
Buy		325	06/2011	GSC	8	0	8

122	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	194	06/2011	JPM	$4	$0	$4
Buy		131	06/2011	RBS	4	0	4
Buy		128	09/2011	DUB	1	0	1
Buy		127	09/2011	JPM	2	0	2
Buy		259	09/2011	RBS	3	0	3
Buy	TRY	756	07/2011	HSBC	4	0	4
Buy	TWD	2,499	04/2011	BCLY	0	0	0
Sell		2,499	04/2011	BCLY	0	0	0
Buy		432	04/2011	BOA	0	0	0
Sell		432	04/2011	BOA	0	0	0
Buy		1,625	04/2011	DUB	1	0	1
Sell		1,625	04/2011	DUB	0	0	0
Buy		442	04/2011	JPM	0	0	0
Sell		442	04/2011	JPM	0	0	0
Buy		2,499	01/2012	BCLY	0	0	0
Buy	ZAR	1,394	04/2011	JPM	5	0	5
Buy		698	04/2011	MSC	3	0	3
Buy		2,894	07/2011	JPM	0	(2)	(2)

					$875	$(506)	$369

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,894	$79,583	$1,002	$83,479
Industrials	2,188	23,593	108	25,889
Utilities	0	3,751	0	3,751
Convertible Bonds & Notes
Industrials	0	1,983	0	1,983
Municipal Bonds & Notes
California	0	3,144	0	3,144
Illinois	0	1,229	0	1,229
Nevada	0	99	0	99
New Jersey	0	1,776	0	1,776
New York	0	2,148	0	2,148
Ohio	0	73	0	73
Texas	0	297	0	297
U.S. Government Agencies	0	40,283	0	40,283
U.S. Treasury Obligations	0	5,155	0	5,155
Mortgage-Backed Securities	0	12,822	0	12,822
Asset-Backed Securities	0	11,348	3,073	14,421
Sovereign Issues	0	10,876	467	11,343
Common Stocks
Financials	4	0	0	4
Convertible Preferred Securities
Banking & Finance	12	0	0	12
Preferred Securities
Banking & Finance	0	0	15	15
Short-Term Instruments
Certificates of Deposit	0	6,995	0	6,995
Commercial Paper	0	2,492	0	2,492

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Repurchase Agreements	$0	$53,822	$0	$53,822
Short-Term Notes	0	686	0	686
Japan Treasury Bills	0	8,655	0	8,655
U.S. Treasury Bills	0	8,936	0	8,936
PIMCO Short-Term Floating NAV Portfolio	117,399	0	0	117,399
Purchased Options
Interest Rate Contracts	0	7	0	7

	$122,497	$279,753	$4,665	$406,915

Short Sales, at value	$0	$(4,892)	$0	$(4,892)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	589	0	589
Equity Contracts	8,532	7,924	0	16,456
Foreign Exchange Contracts	0	875	0	875
Interest Rate Contracts	290	257	0	547
	$8,822	$9,645	$0	$18,467

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(44)	0	(44)
Foreign Exchange Contracts	0	(506)	0	(506)
Interest Rate Contracts	(183)	(965)	(106)	(1,254)
	$(183)	$(1,515)	$(106)	$(1,804)

Totals	$131,136	$282,991	$4,559	$418,686

See Accompanying Notes	Annual Report	March 31, 2011	123

Schedule of Investments PIMCO Small Cap StocksPLUS® TR Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,004	$0	$0	$0	$(2)	$0	$0	$1,002	$(2)
Industrials	0	0	0	0	0	0	108	0	108	0
Asset-Backed Securities	0	3,066	0	4	0	3	0	0	3,073	3
Sovereign Issues	0	472	0	0	0	(5)	0	0	467	(5)
Preferred Securities
Banking & Finance	16	0	0	0	0	(1)	0	0	15	(1)

	$16	$4,542	$0	$4	$0	$(5)	$108	$0	$4,665	$(5)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(69)	$0	$0	$(37)	$0	$0	$(106)	$(37)

Totals	$16	$4,542	$(69)	$4	$0	$(42)	$108	$0	$4,559	$(42)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$7	$7
Variation margin receivable (2)	0	0	634	0	228	862
Unrealized appreciation on foreign currency contracts	0	0	0	875	0	875
Unrealized appreciation on swap agreements	0	589	7,924	0	257	8,770

	$0	$589	$8,558	$875	$492	$10,514

Liabilities:
Written options outstanding	$0	$0	$0	$0	$1,025	$1,025
Unrealized depreciation on foreign currency contracts	0	0	0	506	0	506
Unrealized depreciation on swap agreements	0	45	0	0	45	90

	$0	$45	$0	$506	$1,070	$1,621

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(10)	$(10)
Net realized gain on futures contracts, written options and swaps	0	1,461	22,596	34	6,042	30,133
Net realized (loss) on foreign currency transactions	0	0	0	(579)	0	(579)

	$0	$1,461	$22,596	$(545)	$6,032	$29,544

124	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$2	$2
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(723)	7,483	(2)	(545)	6,213
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	256	0	256

	$0	$(723)	$7,483	$254	$(543)	$6,471

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $8,639 as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$704	$(550)	$154
BNP	59	0	59
BOA	(189)	0	(189)
CITI	237	0	237
CSFB	29	0	29
DUB	110	(310)	(200)
GSC	(35)	0	(35)
HSBC	217	(260)	(43)
JPM	7,940	(7,280)	660
MLP	24	0	24
MSC	86	(310)	(224)
RBC	26	0	26
RBS	(173)	273	100
SOG	23	0	23
UBS	(183)	0	(183)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	125

Schedule of Investments PIMCO StocksPLUS® Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

American General Finance Corp.
7.250% due 04/21/2015		$9,700	$9,727

Total Bank Loan Obligations (Cost $9,769)			9,727

CORPORATE BONDS & NOTES 25.8%

BANKING & FINANCE 19.7%

Ally Financial, Inc.
6.000% due 12/15/2011		2,600	2,665
6.625% due 05/15/2012		5,900	6,158
6.875% due 09/15/2011		3,100	3,166
6.875% due 08/28/2012		1,800	1,890
7.500% due 12/31/2013		7,800	8,473
8.300% due 02/12/2015		2,000	2,198

American Express Co.
4.875% due 07/15/2013		1,500	1,599

American Express Credit Corp.
7.300% due 08/20/2013		1,700	1,901

American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	1,100
4.000% due 09/20/2011	EUR	4,600	6,554

ASB Finance Ltd.
1.144% due 02/13/2012		2,000	2,830

Banque PSA Finance
2.204% due 04/04/2014 (a)		$2,000	1,996

Barclays Bank PLC
0.484% due 03/23/2017		1,000	973

BNP Paribas
0.703% due 04/08/2013		500	498

BPCE S.A.
2.060% due 02/07/2014		11,700	11,797

BRFkredit A/S
0.553% due 04/15/2013		8,400	8,403

CIT Group, Inc.
7.000% due 05/01/2013		324	331
7.000% due 05/01/2014		328	335
7.000% due 05/01/2015		654	661
7.000% due 05/01/2016		546	548
7.000% due 05/01/2017		1,060	1,064

Citigroup, Inc.
0.580% due 06/09/2016		5,800	5,466
2.312% due 08/13/2013		12,800	13,185
4.750% due 05/31/2017	EUR	600	816

Credit Agricole S.A.
0.654% due 02/02/2012		$3,800	3,790

Dexia Credit Local
0.710% due 03/05/2013		5,300	5,267
2.000% due 03/05/2013		2,700	2,680

Dexia Credit Local S.A.
0.553% due 01/12/2012		5,200	5,176
0.959% due 09/23/2011		7,900	7,914

DnB NOR Bank ASA
0.540% due 09/01/2016		1,000	995

Ford Motor Credit Co. LLC
3.053% due 01/13/2012		2,100	2,121

General Electric Capital Corp.
0.459% due 12/28/2018		2,600	2,339

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	410,000	4,901

Goldman Sachs Group, Inc.
0.703% due 07/22/2015		$400	389
0.759% due 03/22/2016		2,000	1,931
1.310% due 02/07/2014		9,900	9,980

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HBOS PLC
0.509% due 09/06/2017		$31,100	$26,435

HSBC Finance Corp.
0.522% due 08/09/2011		900	900

ING Bank NV
0.933% due 01/13/2012		10,500	10,529
1.107% due 03/30/2012		4,400	4,414

International Lease Finance Corp.
1.468% due 08/15/2011	EUR	4,700	6,602

Intesa Sanpaolo SpA
2.712% due 02/24/2014		$1,800	1,825

JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		700	680

Lloyds TSB Bank PLC
2.653% due 01/24/2014		4,200	4,309

Macquarie Bank Ltd.
2.600% due 01/20/2012		4,100	4,170

Merrill Lynch & Co., Inc.
1.725% due 09/14/2018	EUR	9,500	11,429

MetLife Institutional Funding II
1.203% due 04/04/2014 (a)		$8,700	8,743

Morgan Stanley
0.603% due 01/09/2014		800	788
0.783% due 10/15/2015		1,600	1,538
1.395% due 04/13/2016	EUR	1,000	1,322

National Australia Bank Ltd.
0.803% due 07/08/2014		$2,300	2,325

Royal Bank of Scotland Group PLC
0.583% due 10/14/2016		6,700	5,843
0.707% due 04/08/2011		7,000	7,000
1.450% due 10/20/2011		2,500	2,516
2.625% due 05/11/2012		2,500	2,555

SLM Corp.
0.533% due 10/25/2011		10,650	10,537
1.503% due 06/17/2013	EUR	2,000	2,624
5.125% due 08/27/2012		$900	929
5.375% due 01/15/2013		500	520

Springleaf Finance Corp.
5.200% due 12/15/2011		1,400	1,404

Sumitomo Mitsui Banking Corp.
0.906% due 12/29/2049	JPY	100,000	1,207

Sun Life Financial Global Funding LP
0.472% due 07/06/2011		$1,000	1,000

UBS AG
1.304% due 01/28/2014		1,000	1,010
1.412% due 02/23/2012		1,600	1,614

Wachovia Corp.
0.673% due 10/15/2016		1,800	1,747

Wells Fargo & Co.
7.980% due 03/29/2049		2,600	2,860

Westpac Banking Corp.
1.037% due 03/31/2014		3,600	3,606

XL Capital Finance Europe PLC
6.500% due 01/15/2012		1,300	1,354

			266,425

INDUSTRIALS 4.1%

Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		5,800	5,850

Daimler Finance North America LLC
5.750% due 09/08/2011		1,400	1,431

DISH DBS Corp.
6.625% due 10/01/2014		1,000	1,061

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.125% due 02/01/2016	$200	$214
7.750% due 05/31/2015	11,600	12,760

Dow Chemical Co.
2.562% due 08/08/2011	7,400	7,456

EOG Resources, Inc.
1.060% due 02/03/2014	4,400	4,442

Gannett Co., Inc.
5.750% due 06/01/2011	1,000	1,002

Hanson Australia Funding Ltd.
5.250% due 03/15/2013	900	940

Macy's Retail Holdings, Inc.
5.350% due 03/15/2012	400	414
8.375% due 07/15/2015	300	350

Masco Corp.
5.875% due 07/15/2012	700	733

MeadWestvaco Corp.
6.850% due 04/01/2012	1,000	1,048

Pemex Project Funding Master Trust
0.910% due 12/03/2012	3,600	3,613

Pulte Group, Inc.
5.250% due 01/15/2014	400	408

Reynolds American, Inc.
1.010% due 06/15/2011	2,800	2,802

Seagate Technology HDD Holdings
6.375% due 10/01/2011	400	410

Telefonica Emisiones SAU
0.640% due 02/04/2013	1,500	1,487

Time Warner Cable, Inc.
5.400% due 07/02/2012	3,600	3,785

Volkswagen International Finance NV
0.757% due 10/01/2012	4,300	4,304

Whirlpool Corp.
8.000% due 05/01/2012	1,000	1,066

		55,576

UTILITIES 2.0%

BP Capital Markets PLC
0.450% due 04/11/2011	15,100	15,100

Nextel Communications, Inc.
7.375% due 08/01/2015	200	202

NRG Energy, Inc.
8.250% due 09/01/2020	700	732

Qwest Corp.
3.560% due 06/15/2013	500	524

Telecom Italia Capital S.A.
0.913% due 07/18/2011	1,000	1,000

Vodafone Group PLC
5.350% due 02/27/2012	8,600	8,965

		26,523

Total Corporate Bonds & Notes (Cost $337,732)		348,524

MUNICIPAL BONDS & NOTES 1.1%

NEW JERSEY 1.1%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.310% due 06/15/2013	15,200	15,188

Total Municipal Bonds & Notes (Cost $15,200)		15,188

U.S. GOVERNMENT AGENCIES 14.8%

Fannie Mae
0.370% due 03/25/2034	846	835
0.500% due 05/25/2037	2,509	2,501

126	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.600% due 03/25/2037 - 07/25/2037	$3,188	$3,187
0.610% due 03/25/2037	1,717	1,716
0.630% due 07/25/2037	2,868	2,870
0.650% due 05/25/2031 - 09/25/2035	3,632	3,631
0.660% due 09/25/2035	4,024	4,022
0.694% due 02/25/2037	3,433	3,436
0.880% due 05/25/2040	5,836	5,865
0.950% due 10/25/2037	4,116	4,145
0.970% due 06/25/2037	1,400	1,410
0.980% due 06/25/2040	21,518	21,669
0.990% due 03/25/2040	4,312	4,346
1.000% due 03/25/2038 - 01/25/2040	20,028	20,185
1.070% due 12/25/2039	3,649	3,685
1.150% due 07/25/2039	3,324	3,369
1.518% due 07/01/2044	186	186
2.253% due 04/01/2035	1,677	1,739
2.295% due 11/01/2035	363	372
2.475% due 05/01/2022	3	3
2.575% due 12/01/2033	524	551
2.758% due 04/01/2018	10	10
3.500% due 01/01/2041	6,947	6,538
4.000% due 06/01/2013 - 12/01/2015	3,282	3,366
4.304% due 11/01/2027	27	28
4.316% due 11/01/2028	35	36
4.370% due 07/01/2028	25	26
4.398% due 04/01/2028	26	27
4.475% due 11/01/2028	47	49
4.500% due 09/01/2040 - 02/01/2041	1,000	1,018
4.578% due 12/01/2036	1,102	1,152
4.787% due 09/01/2034	951	993
4.792% due 02/01/2027	4	4
5.000% due 02/25/2017 - 04/25/2033	1,437	1,541
5.500% due 12/01/2034 - 10/01/2038	2,967	3,180
5.712% due 08/01/2029	22	23
6.000% due 06/01/2017 - 05/01/2041	19,954	21,680
6.000% due 11/01/2036 (g)	3,319	3,624
6.500% due 10/01/2036	3,437	3,865
7.000% due 02/01/2015 - 03/01/2015	330	357
7.500% due 09/01/2015 - 05/01/2016	295	326
8.000% due 03/01/2030 - 07/01/2031	119	139

Freddie Mac
0.555% due 02/15/2037	266	265
0.585% due 02/15/2037	712	712
0.595% due 02/15/2037	1,458	1,456
0.605% due 12/15/2030	262	262
0.655% due 06/15/2018	212	213
0.855% due 10/15/2037	1,389	1,396
0.865% due 07/15/2037	5,021	5,049
0.925% due 08/15/2037	4,979	5,009
0.955% due 08/15/2037	9,883	9,950
0.965% due 10/15/2037	2,470	2,487
0.975% due 05/15/2037 - 09/15/2037	10,969	11,045
1.005% due 08/15/2036	2,336	2,353
1.105% due 11/15/2039 - 12/15/2039	2,307	2,330
1.110% due 01/15/2038	3,144	3,174
1.518% due 02/25/2045	1,283	1,251
2.147% due 06/01/2022	6	6
2.365% due 12/01/2022	25	26
2.622% due 06/01/2035	1,911	1,993
3.482% due 07/01/2019	219	228
4.500% due 04/01/2041	1,000	1,015
5.500% due 07/01/2038	392	418

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/01/2016 - 02/01/2034		$2,530	$2,781
6.500% due 10/25/2043		1,584	1,778
8.500% due 04/01/2025		2	2

Ginnie Mae
0.654% due 09/20/2030		2	2
2.125% due 12/20/2022 - 12/20/2027		270	278
2.625% due 08/20/2022 - 07/20/2027		1,114	1,150
3.375% due 02/20/2026 - 02/20/2028		598	623
3.500% due 07/20/2018		102	105
8.000% due 04/20/2030		117	138

NCUA Guaranteed Notes
0.709% due 10/07/2020		4,654	4,659

Total U.S. Government Agencies (Cost $197,525)			199,859

MORTGAGE-BACKED SECURITIES 4.5%

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		591	559

Bank Mart
4.567% due 03/01/2019 (k)		379	302

Bear Stearns Adjustable Rate Mortgage Trust
2.726% due 04/25/2033		240	238
2.750% due 01/25/2034		53	43
2.770% due 02/25/2033		51	47
3.057% due 11/25/2034		1,639	1,397
3.075% due 01/25/2034		1,233	1,208

Bear Stearns Alt-A Trust
2.987% due 09/25/2035		429	336

Bear Stearns Structured Products, Inc.
2.683% due 01/26/2036		1,389	929
5.222% due 12/26/2046		774	553

Citigroup Mortgage Loan Trust, Inc.
2.650% due 10/25/2035		3,123	2,697
2.820% due 12/25/2035		1,015	942

Countrywide Alternative Loan Trust
0.430% due 05/25/2047		1,244	732

Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		223	193
2.665% due 06/25/2032		25	22
4.832% due 06/25/2032		9	8

Credit Suisse Mortgage Capital Certificates
0.325% due 02/15/2022		10,692	10,271

Fund America Investors Corp. II
2.393% due 06/25/2023		6	6

Granite Mortgages PLC
0.996% due 09/20/2044	GBP	974	1,493
1.156% due 01/20/2044		154	237
1.392% due 01/20/2044	EUR	186	252

Greenpoint Mortgage Funding Trust
0.330% due 10/25/2046		$319	292
0.520% due 11/25/2045		435	287

GS Mortgage Securities Corp. II
1.317% due 03/06/2020		2,300	2,301

GSR Mortgage Loan Trust
0.600% due 01/25/2034		191	186

Harborview Mortgage Loan Trust
0.444% due 01/19/2038		2,996	1,982

Impac CMB Trust
1.010% due 10/25/2033		51	46
1.250% due 07/25/2033		955	872

JPMorgan Mortgage Trust
5.155% due 09/25/2035		1,979	1,923

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Mortgage Trust
0.570% due 08/25/2036		$6,042	$5,363

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036		650	500

Morgan Stanley Capital I
0.315% due 10/15/2020		342	329

Prime Mortgage Trust
0.650% due 02/25/2019		41	40
0.650% due 02/25/2034		315	290

Resecuritization Mortgage Trust
0.498% due 04/26/2021		1	1

Salomon Brothers Mortgage Securities VII, Inc.
2.827% due 12/25/2030		436	455

Structured Asset Mortgage Investments, Inc.
0.503% due 07/19/2035		1,324	1,260
0.530% due 02/25/2036		693	421
9.182% due 06/25/2029		515	525

Wachovia Bank Commercial Mortgage Trust
0.335% due 06/15/2020		2,344	2,172
0.345% due 09/15/2021		7,953	7,885

WaMu Mortgage Pass-Through Certificates
0.520% due 12/25/2045		660	560
0.540% due 10/25/2045		375	326
0.570% due 01/25/2045		5,177	4,388
1.312% due 02/25/2046		3,536	2,812
1.512% due 11/25/2042		128	114
1.712% due 06/25/2042		481	404
2.734% due 02/27/2034		1,297	1,333

Wells Fargo Mortgage-Backed Securities Trust
4.910% due 01/25/2035		1,066	1,074

Total Mortgage-Backed Securities (Cost $63,040)			60,606

ASSET-BACKED SECURITIES 3.8%

Aames Mortgage Investment Trust
1.824% due 01/25/2035		3,266	3,249

AFC Home Equity Loan Trust
0.800% due 06/25/2028		288	140

AMMC CDO
0.544% due 08/08/2017		3,386	3,179

Asset-Backed Funding Certificates
0.730% due 06/25/2035		4,908	4,833

Bear Stearns Asset-Backed Securities Trust
0.340% due 06/25/2047		302	291

Brascan Real Estate CDO
0.653% due 01/20/2040		1,094	1,072

Chase Funding Mortgage Loan Asset-Backed Certificates
0.990% due 10/25/2032		169	146

Chase Issuance Trust
1.810% due 09/15/2015		5,200	5,365

Citibank Omni Master Trust
2.355% due 05/16/2016		4,600	4,671
3.005% due 08/15/2018		2,800	2,968

Citigroup Mortgage Loan Trust, Inc.
0.310% due 07/25/2045		2,013	1,669

Countrywide Asset-Backed Certificates
0.450% due 08/25/2034		2,442	2,268

Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 01/25/2032		254	208

Globaldrive BV
4.000% due 10/20/2016	EUR	45	65

HSBC Home Equity Loan Trust
0.524% due 01/20/2035		$1,273	1,178

See Accompanying Notes	Annual Report	March 31, 2011	127

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
0.300% due 12/25/2036		$32	$32

Illinois Student Assistance Commission
0.783% due 04/25/2017		4,092	4,094

Long Beach Mortgage Loan Trust
0.530% due 10/25/2034		49	41

Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		2,100	2,118

SLM Student Loan Trust
1.433% due 12/15/2023	EUR	5,788	7,883
3.500% due 08/17/2043		$2,077	2,069
4.500% due 11/16/2043		864	840
6.255% due 07/15/2042		1,489	1,439

Wind River CLO Ltd.
0.639% due 12/19/2016		2,319	2,256

Total Asset-Backed Securities (Cost $52,359)			52,074

SOVEREIGN ISSUES 0.4%

Canada Housing Trust No. 1
3.950% due 12/15/2011	CAD	300	315
4.000% due 06/15/2012		400	425
4.800% due 06/15/2012		300	321

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	2,300	1,789

Hydro Quebec
1.085% due 09/29/2049		$1,200	932

Korea Development Bank
0.592% due 11/22/2012		2,200	2,159

Total Sovereign Issues (Cost $6,105)			5,941

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

American International Group, Inc. (b)		4,534	159

Total Common Stocks (Cost $189)			159

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		109,100	490

INDUSTRIALS 0.1%

Motors Liquidation Co.
5.250% due 03/06/2032		72,000	498

Total Convertible Preferred Securities (Cost $1,033)			988

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

DG Funding Trust
0.685% due 03/06/2032	$913	$6,934

Total Preferred Securities (Cost $9,564)		6,934

SHORT-TERM INSTRUMENTS 49.9%

CERTIFICATES OF DEPOSIT 4.7%

Banco Do Brasil S.A.
0.000% due 06/27/2011	11,900	11,891
0.000% due 02/15/2012	6,000	6,045

Industrial & Commercial Bank of China Ltd.
0.750% due 08/18/2011	3,900	3,905

Intesa Sanpaolo SpA
0.803% due 01/19/2012	600	598

Itau Unibanco S.A.
1.670% due 02/06/2012	12,100	11,923

Royal Bank of Scotland Group PLC
1.678% due 10/15/2012	29,100	29,094

		63,456

COMMERCIAL PAPER 2.1%

American Electric Power Co., Inc.
0.470% due 05/27/2011	2,500	2,498

Comcast Corp.
0.480% due 04/25/2011	800	800

Kells Funding LLC
0.280% due 06/10/2011	12,900	12,893
0.280% due 07/08/2011	600	600
0.280% due 07/18/2011	2,000	1,998
0.284% due 07/18/2011	4,400	4,396
0.300% due 07/07/2011	2,300	2,298

Nissan Motor Acceptance Corp.
0.600% due 06/22/2011	1,200	1,199

Straight-A Funding LLC
0.250% due 05/18/2011	900	900
0.250% due 06/06/2011	300	300

		27,882

REPURCHASE AGREEMENTS 4.7%

Banc of America Securities LLC
0.140% due 04/01/2011	18,000	18,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $18,364. Repurchase proceeds are $18,000.)

Barclays Capital, Inc.
0.130% due 04/01/2011	17,300	17,300
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $17,672. Repurchase proceeds are $17,300.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Global Markets, Inc.
0.140% due 04/01/2011		$10,000	$10,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $10,215. Repurchase proceeds are $10,000.)
0.150% due 04/01/2011		6,600	6,600
(Dated 03/31/2011. Collateralized by Freddie Mac 0.214% due 03/21/2013 valued at $6,733. Repurchase proceeds are $6,600.)

Goldman Sachs & Co.
0.160% due 04/01/2011		10,000	10,000
(Dated 03/31/2011. Collateralized by Fannie Mae 4.500% due 04/01/2041 valued at $10,303. Repurchase proceeds are $10,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2011		1,687	1,687
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,725. Repurchase proceeds are $1,687.)

			63,587

SHORT-TERM NOTES 0.2%

Banco Santander Brasil S.A.
2.596% due 12/28/2011		3,300	3,234

JAPAN TREASURY BILLS 3.2%
0.108% due 04/27/2011	JPY	3,570,000	42,916

U.S. TREASURY BILLS 5.6%
0.150% due 06/23/2011 -
09/15/2011 (c)(e)(g)		$75,340	75,303

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 29.4%
		39,693,279	397,647

Total Short-Term Instruments (Cost $674,281)			674,025

PURCHASED OPTIONS (i) 0.0%
(Cost $68)			0

Total Investments 101.6% (Cost $1,366,865)			$1,374,025

Written Options (j) (0.0%) (Premiums $845)			(560)

Other Assets Liabilities (Net) (1.6%)			(21,501)

Net Assets 100.0%			$1,351,964

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $2,192 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $16,297 at a weighted average interest rate of 0.186%. On March 31, 2011, there were no open reverse repurchase agreements.

128	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(g)	Securities with an aggregate market value of $70,100 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	855	$207
90-Day Eurodollar December Futures	Long	12/2012	37	(93)
90-Day Eurodollar June Futures	Long	06/2012	359	(139)
90-Day Eurodollar March Futures	Long	03/2012	443	10
90-Day Eurodollar September Futures	Long	09/2011	153	21
90-Day Eurodollar September Futures	Long	09/2012	160	(298)
E-mini S&P 500 Index June Futures	Long	06/2011	10,239	10,122
S&P 500 Index June Futures	Long	06/2011	981	3,952

				$13,782

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	0.468%	$	600	$6	$0	$6
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	0.468%		1,500	12	0	12
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	0.468%		1,800	17	0	17
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	0.468%		1,500	12	0	12
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.173%		2,100	52	(56)	108
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.009%		4,100	0	(48)	48
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.047%		7,000	(13)	7	(20)
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.009%		1,600	0	(9)	9
Brazil Government International Bond	CSFB	1.000%	12/20/2015	1.047%		15,000	(28)	89	(117)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.372%		1,300	9	0	9
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.047%		4,600	(8)	7	(15)
Brazil Government International Bond	HSBC	1.000%	03/20/2015	0.938%		7,900	21	(163)	184
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.938%		2,600	7	(56)	63
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.047%		15,500	(28)	100	(128)
Brazil Government International Bond	UBS	1.000%	03/20/2015	0.938%		2,600	7	(55)	62
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	0.703%		1,700	8	0	8
France Government Bond	BOA	0.250%	12/20/2015	0.693%		11,700	(234)	(268)	34
France Government Bond	CITI	0.250%	12/20/2015	0.693%		24,500	(489)	(572)	83
France Government Bond	DUB	0.250%	12/20/2015	0.693%		18,900	(377)	(455)	78
France Government Bond	RBS	0.250%	12/20/2015	0.693%		38,200	(763)	(892)	129
General Electric Capital Corp.	BNP	0.770%	03/20/2013	0.606%		1,400	5	0	5
General Electric Capital Corp.	BNP	4.600%	12/20/2013	0.742%		2,800	295	0	295
General Electric Capital Corp.	BNP	4.700%	12/20/2013	0.742%		600	65	0	65
General Electric Capital Corp.	BNP	1.000%	12/20/2015	1.080%		11,900	(39)	(497)	458
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.742%		700	62	0	62
General Electric Capital Corp.	CITI	4.200%	12/20/2013	0.742%		1,300	123	0	123
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.742%		800	78	0	78
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.742%		900	86	0	86
General Electric Capital Corp.	MSC	0.750%	03/20/2013	0.606%		2,300	7	0	7
Indonesia Government International Bond	RBS	1.000%	12/20/2015	1.285%		14,600	(182)	(181)	(1)
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.928%		5,500	19	135	(116)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.928%		27,300	96	664	(568)
MBIA, Inc.	BOA	2.800%	12/20/2012	16.306%		600	(119)	0	(119)
MBIA, Inc.	DUB	3.400%	12/20/2012	16.306%		600	(113)	0	(113)
MetLife, Inc.	JPM	1.700%	03/20/2013	0.634%		1,000	22	0	22
Mexico Government International Bond	BCLY	0.390%	01/20/2012	0.364%		5,000	5	0	5
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.991%		17,700	14	16	(2)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	1.367%		1,400	(75)	0	(75)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.776%		9,500	34	(118)	152
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	0.620%		1,500	36	0	36
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	0.620%		900	23	0	23
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	0.620%		2,500	67	0	67
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.341%		5,800	(90)	(111)	21
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	0.620%		1,600	56	0	56
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	0.620%		600	15	0	15
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	0.620%		600	21	0	21
Republic of Germany	GSC	0.250%	03/20/2016	0.429%		5,500	(46)	(83)	37
SLM Corp.	BOA	5.000%	12/20/2011	0.427%		500	17	(35)	52
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.397%		200	4	1	3
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.425%		2,400	54	13	41
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.538%		1,400	31	28	3
Wells Fargo & Co.	RBS	1.700%	03/20/2013	0.277%		500	14	0	14

							$(1,204)	$(2,539)	$1,335

See Accompanying Notes	Annual Report	March 31, 2011	129

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$	100	$12	$12	$0
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		4,600	556	579	(23)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		100	13	13	0
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		2,000	263	260	3
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	20	0	20
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		1,156	5	0	5
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015		2,200	76	11	65
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		5,000	173	11	162
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015		1,275	45	29	16
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		3,858	44	0	44
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		386	4	0	4
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		963	10	0	10
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		6,400	49	(16)	65

						$1,272	$899	$373

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,800	$(18)	$(32)	$14
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	527	238	289
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		21,000	195	79	116
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		23,900	113	0	113
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	19	1	18
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		65,700	170	85	85

							$1,006	$371	$635

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR plus a specified spread	$	220,849	01/31/2012	BOA	$7,538
Pay	S&P 500 Index	45,000	3-Month USD-LIBOR plus a specified spread		100,775	06/30/2011	CSFB	0

								$7,538

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index June Futures	$475.000	06/16/2011	2,360	$68	$0

(j)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	54	$21	$(29)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	54	36	(11)
Put - CME S&P 500 Index April Futures	1,230.000	04/15/2011	33	111	(15)
Call - CME S&P 500 Index April Futures	1,330.000	04/15/2011	33	83	(88)

				$251	$(143)

130	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	12,700	$26	$(52)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		4,100	26	(1)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		900	7	0
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,000	119	(14)

								$178	$(67)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$	2,000	$4	$(5)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		2,000	8	(6)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		17,100	92	(49)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		1,100	5	(4)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	21,700	149	(91)

							$258	$(155)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	$	5,900	$30	$(49)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		5,700	62	(101)

						$92	$(150)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,700	$14	$(10)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,900	44	(28)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	8	(7)

						$66	$(45)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	96	$158,700	EUR	17,000	$1,372
Sales	3,804	153,430		33,700	3,585
Closing Buys	(3,440)	(181,230)		(12,000)	(3,422)
Expirations	(54)	(21,600)		0	(352)
Exercised	(232)	(50,200)		0	(338)

Balance at 03/31/2011	174	$59,100	EUR	38,700	$845

(k)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$379	$302	0.02%

(l)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	05/01/2041	2,000	$2,131	$(2,131)

See Accompanying Notes	Annual Report	March 31, 2011	131

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

(m)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,381	04/2011	RBS	$181	$0	$181
Buy	BRL	31,242	04/2011	BCLY	692	0	692
Sell		39,626	04/2011	CITI	0	(557)	(557)
Buy		8,384	04/2011	UBS	135	0	135
Buy		39,626	06/2011	CITI	585	0	585
Buy		372	09/2011	BOA	20	0	20
Buy		186	09/2011	MSC	10	0	10
Buy	CAD	34,826	06/2011	BNP	225	0	225
Buy		4,458	06/2011	DUB	82	0	82
Sell	CHF	960	05/2011	BNP	0	(24)	(24)
Buy		213	05/2011	MSC	4	0	4
Buy	CNY	282	11/2011	BCLY	0	0	0
Buy		1,699	11/2011	CITI	1	0	1
Buy		10,006	11/2011	HSBC	0	(10)	(10)
Buy		10,518	11/2011	JPM	0	(8)	(8)
Buy		11,911	02/2012	BCLY	0	(12)	(12)
Sell	EUR	14,194	04/2011	CITI	0	(953)	(953)
Sell		177	04/2011	JPM	0	(11)	(11)
Buy		175	04/2011	RBC	5	0	5
Sell		19,369	04/2011	UBS	0	(1,024)	(1,024)
Sell	GBP	1,245	06/2011	BOA	3	0	3
Buy	IDR	4,413,400	04/2011	BCLY	7	0	7
Buy		4,226,600	04/2011	CITI	19	0	19
Sell		24,730,700	04/2011	CITI	0	(3)	(3)
Buy		11,545,700	04/2011	JPM	26	0	26
Buy		4,545,000	04/2011	MSC	22	0	22
Buy		4,912,000	07/2011	CITI	22	0	22
Buy		511,500	07/2011	HSBC	3	0	3
Buy		2,563,000	07/2011	JPM	13	0	13
Buy		4,970,000	10/2011	DUB	23	0	23
Buy		10,492,000	10/2011	RBS	44	0	44
Buy		24,730,700	01/2012	CITI	7	0	7
Buy	INR	50,319	05/2011	BCLY	25	0	25
Buy		32,515	05/2011	BOA	27	0	27
Buy		32,170	05/2011	JPM	19	0	19
Buy		124,112	08/2011	CITI	78	0	78
Sell	JPY	3,900,784	04/2011	CITI	760	0	760
Sell		501,023	04/2011	RBS	0	(7)	(7)
Buy	KRW	276,500	05/2011	BCLY	5	0	5
Buy		113,830	05/2011	BOA	4	0	4
Buy		1,299,280	05/2011	CITI	28	0	28
Buy		266,193	05/2011	GSC	5	0	5
Buy		213,750	05/2011	HSBC	6	0	6
Buy		7,140,324	05/2011	JPM	250	0	250
Buy		3,600,110	05/2011	MSC	76	0	76
Buy		198,000	05/2011	RBS	5	0	5
Buy		348,450	05/2011	UBS	17	0	17
Buy		180,320	08/2011	CITI	3	0	3
Buy		157,822	08/2011	GSC	3	0	3
Buy		150,220	08/2011	MSC	2	0	2
Buy		188,000	08/2011	RBS	2	0	2
Buy	MXN	145,199	07/2011	CITI	302	0	302
Buy		3,711	07/2011	DUB	9	0	9
Buy		46,426	07/2011	HSBC	70	0	70
Buy		4,896	07/2011	MSC	8	0	8
Buy		2,447	07/2011	UBS	4	0	4
Buy	MYR	1,000	08/2011	BCLY	6	0	6
Buy		2,020	08/2011	CITI	11	0	11
Buy		602	08/2011	HSBC	3	0	3
Buy		300	08/2011	JPM	1	0	1
Buy	PHP	4,248	04/2011	BCLY	0	(2)	(2)
Buy		4,400	04/2011	BOA	1	0	1
Buy		6,498	04/2011	CITI	1	(1)	0
Sell		14,694	04/2011	HSBC	0	0	0
Buy		6,509	04/2011	JPM	1	(1)	0
Sell		6,962	04/2011	MSC	0	0	0
Buy		75,716	06/2011	BCLY	46	0	46
Buy		9,470	06/2011	CITI	2	(2)	0
Buy		16,883	06/2011	DUB	3	0	3
Buy		46,373	06/2011	JPM	11	0	11
Buy		13,339	11/2011	BCLY	7	0	7
Buy		50,233	11/2011	CITI	11	(2)	9

132	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	6,608	11/2011	DUB	$2	$0	$2
Buy		4,392	11/2011	GSC	1	0	1
Buy		21,904	11/2011	JPM	6	(2)	4
Buy		14,694	03/2012	HSBC	0	0	0
Buy		6,962	03/2012	MSC	0	0	0
Buy	RUB	11,588	04/2011	BCLY	6	0	6
Sell		11,588	04/2011	BCLY	1	0	1
Buy		2,897	04/2011	JPM	2	0	2
Sell		2,897	04/2011	JPM	0	0	0
Buy		11,588	07/2011	BCLY	0	(1)	(1)
Buy	SEK	635	05/2011	MSC	1	0	1
Buy	SGD	3,240	06/2011	BOA	38	0	38
Buy		129	06/2011	CITI	2	0	2
Buy		656	06/2011	DUB	17	0	17
Buy		973	06/2011	GSC	22	0	22
Buy		714	06/2011	JPM	16	0	16
Buy		526	06/2011	RBS	18	0	18
Buy		1,050	09/2011	BCLY	12	0	12
Buy		500	09/2011	CITI	6	0	6
Buy		200	09/2011	DUB	2	0	2
Buy		950	09/2011	JPM	11	0	11
Buy		400	09/2011	RBS	5	0	5
Buy	TRY	4,051	07/2011	HSBC	24	0	24
Buy	TWD	2,686	04/2011	BOA	3	0	3
Sell		2,686	04/2011	BOA	0	0	0
Buy		11,041	04/2011	CITI	1	0	1
Sell		11,041	04/2011	CITI	0	(1)	(1)
Buy		5,598	04/2011	DUB	4	0	4
Sell		5,598	04/2011	DUB	0	0	0
Buy		2,757	04/2011	JPM	3	0	3
Sell		2,757	04/2011	JPM	0	0	0
Buy		11,040	01/2012	CITI	1	0	1
Buy	ZAR	3,484	04/2011	JPM	13	0	13
Buy		3,488	04/2011	MSC	14	0	14
Buy		696	07/2011	CITI	1	0	1
Buy		2,090	07/2011	HSBC	4	0	4
Buy		16,006	07/2011	JPM	0	(13)	(13)
Buy		760	09/2011	BCLY	10	0	10
Buy		760	09/2011	MSC	10	0	10

					$ 4,197	$(2,634)	$1,563

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3(6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$9,727	$0	$9,727
Corporate Bonds & Notes
Banking & Finance	0	265,218	1,207	266,425
Industrials	0	55,576	0	55,576
Utilities	0	26,523	0	26,523
Municipal Bonds & Notes
New Jersey	0	15,188	0	15,188
U.S. Government Agencies	0	195,200	4,659	199,859
Mortgage-Backed Securities	0	60,304	302	60,606
Asset-Backed Securities	0	45,567	6,507	52,074
Sovereign Issues	0	4,152	1,789	5,941
Common Stocks
Financials	159	0	0	159
Convertible Preferred Securities
Banking & Finance	490	0	0	490
Industrials	0	498	0	498
Preferred Securities
Banking & Finance	0	0	6,934	6,934
Short-Term Instruments
Certificates of Deposit	0	63,456	0	63,456
Commercial Paper	0	27,882	0	27,882
Repurchase Agreements	0	63,587	0	63,587
Short-Term Notes	0	3,234	0	3,234
Japan Treasury Bills	0	42,916	0	42,916

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3(6)	Fair Value at 03/31/2011
U.S. Treasury Bills	$0	$75,303	$0	$75,303
PIMCO Short-Term Floating NAV Portfolio	397,647	0	0	397,647
Purchased Options
Equity Contracts	0	0	0	0
	$398,296	$954,331	$21,398	$1,374,025

Short Sales, at value	$0	$(2,131)	$0	$(2,131)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,005	0	3,005
Equity Contracts	14,074	7,538	0	21,612
Foreign Exchange Contracts	0	4,197	0	4,197
Interest Rate Contracts	238	635	0	873
	$14,312	$15,375	$0	$29,687

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,452)	0	(1,452)
Equity Contracts	0	(103)	0	(103)
Foreign Exchange Contracts	0	(2,634)	0	(2,634)
Interest Rate Contracts	(530)	(107)	(195)	(832)
	$(530)	$(4,296)	$(195)	$(5,021)

Totals	$412,078	$963,279	$21,203	$1,396,560

See Accompanying Notes	Annual Report	March 31, 2011	133

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,061	$0	$0	$(2)	$0	$148	$0	$0	$1,207	$148
U.S. Government Agencies	7,894	(2,899)	(346)	0	0	10	0	0	4,659	6
Mortgage-Backed Securities	351	0	(77)	0	0	28	0	0	302	10
Asset-Backed Securities	3,089	5,907	(2,746)	22	123	112	0	0	6,507	105
Sovereign Issues	0	1,810	0	0	0	(21)	0	0	1,789	(21)
Preferred Securities
Banking & Finance	7,441	0	0	0	0	(507)	0	0	6,934	(507)

	$19,836	$4,818	$(3,169)	$20	$123	$(230)	$0	$0	$21,398	$(259)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(152)	202	0	0	(19)	(31)	0	0	0	0
Interest Rate Contracts	(21)	0	(136)	0	0	(38)	0	0	(195)	(38)

	$(173)	$202	$(136)	$0	$(19)	$(69)	$0	$0	$(195)	$(38)

Totals	$19,663	$5,020	$(3,305)	$20	$104	$(299)	$0	$0	$21,203	$(297)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$201	$201
Unrealized appreciation on foreign currency contracts	0	0	0	4,197	0	4,197
Unrealized appreciation on swap agreements	0	3,005	7,538	0	635	11,178

	$0	$3,005	$7,538	$4,197	$836	$15,576

Liabilities:
Written options outstanding	$0	$155	$103	$0	$302	$560
Variation margin payable (2)	0	0	2,196	0	0	2,196
Unrealized depreciation on foreign currency contracts	0	0	0	2,634	0	2,634
Unrealized depreciation on swap agreements	0	1,297	0	0	0	1,297

	$0	$1,452	$2,299	$2,634	$302	$6,687

134	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$(148)	$0	$(5)	$(153)
Net realized gain (loss) on futures contracts, written options and swaps	0	4,986	175,133	133	(43)	180,209
Net realized (loss) on foreign currency transactions	0	0	0	(17)	0	(17)

	$0	$4,986	$174,985	$116	$(48)	$180,039

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(68)	$0	$0	$(68)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	942	(4,846)	(8)	(1,247)	(5,159)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,127	0	1,127

	$0	$942	$(4,914)	$1,119	$(1,247)	$(4,100)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $13,782 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$840	$(740)	$100
BNP	425	(340)	85
BOA	7,370	(7,920)	(550)
CITI	256	0	256
CSFB	74	(5,740)	(5,666)
DUB	(183)	467	284
GSC	(47)	80	33
HSBC	661	(400)	261
JPM	485	(310)	175
MLP	384	(250)	134
MSC	938	(1,740)	(802)
RBC	5	0	5
RBS	(635)	716	81
UBS	(815)	930	115

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	135

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 47.7%

BANKING & FINANCE 16.7%

American Express Co.
8.150% due 03/19/2038		$2,600	$3,488

American International Group, Inc.
5.850% due 01/16/2018		900	939

Anadarko Finance Co.
7.500% due 05/01/2031		900	996

Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	2,000	2,810
6.000% due 01/22/2020		$1,300	1,372

Bank of America Corp.
5.650% due 05/01/2018		500	522
5.750% due 12/01/2017		500	527
5.875% due 01/05/2021		2,000	2,089
7.625% due 06/01/2019		3,500	4,055

Barclays Bank PLC
7.434% due 09/29/2049		1,000	1,005
10.179% due 06/12/2021		740	944

Barrick International Barbados Corp.
6.350% due 10/15/2036		600	635

Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	674
7.250% due 02/01/2018		700	815

BNP Paribas
5.186% due 06/29/2049		700	677

Cantor Fitzgerald LP
7.875% due 10/15/2019		600	624

Capital One Bank USA N.A.
8.800% due 07/15/2019		400	503

Capital One Capital VI
8.875% due 05/15/2040		1,700	1,804

Citigroup, Inc.
5.875% due 05/29/2037		2,100	2,056
6.125% due 08/25/2036		700	670
6.625% due 06/15/2032		600	622
6.875% due 03/05/2038		2,800	3,087
8.125% due 07/15/2039		1,200	1,509
8.500% due 05/22/2019		400	494

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		1,125	1,470

Credit Agricole S.A.
6.637% due 05/29/2049		200	181

Credit Suisse USA, Inc.
0.514% due 08/16/2011		700	701

Ford Motor Credit Co. LLC
7.500% due 08/01/2012		1,300	1,386
7.800% due 06/01/2012		1,300	1,379

General Electric Capital Corp.
5.875% due 01/14/2038		700	693
6.750% due 03/15/2032		2,900	3,196
6.875% due 01/10/2039		4,400	4,926

Goldman Sachs Group, Inc.
5.950% due 01/18/2018		1,400	1,503
6.250% due 02/01/2041		500	500
7.500% due 02/15/2019		3,600	4,183

HBOS Capital Funding LP
6.071% due 06/29/2049		600	554

HBOS PLC
6.750% due 05/21/2018		1,900	1,860

Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		900	923

HSBC Bank USA N.A.
7.000% due 01/15/2039		550	619

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC USA Capital Trust I
7.808% due 12/15/2026	$350	$360

International Lease Finance Corp.
5.750% due 06/15/2011	400	404

JPMorgan Chase & Co.
5.500% due 10/15/2040	200	196
6.400% due 05/15/2038	3,200	3,547

Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 (a)	500	0

Merrill Lynch & Co., Inc.
6.110% due 01/29/2037	200	190
6.875% due 11/15/2018	1,700	1,901

Morgan Stanley
5.500% due 01/26/2020	1,100	1,105
6.625% due 04/01/2018	1,800	1,978
7.250% due 04/01/2032	400	469

New York Life Insurance Co.
6.750% due 11/15/2039	1,200	1,381

Pacific Life Insurance Co.
9.250% due 06/15/2039	1,500	1,995

Prudential Financial, Inc.
6.200% due 11/15/2040	800	834
6.625% due 12/01/2037	700	763

Rabobank Capital Funding Trust II
5.260% due 12/31/2049	2,400	2,417

Sallie Mae, Inc.
0.000% due 10/03/2022	655	381

SLM Corp.
5.625% due 08/01/2033	1,000	857

UBS AG
5.875% due 12/20/2017	100	109

Wachovia Bank N.A.
5.850% due 02/01/2037	750	768
6.600% due 01/15/2038	2,400	2,705

Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	413

Weyerhaeuser Co.
7.375% due 03/15/2032	2,200	2,326

		82,090

INDUSTRIALS 21.7%

Alcoa, Inc.
5.950% due 02/01/2037	2,000	1,893

Altria Group, Inc.
9.250% due 08/06/2019	1,200	1,567
9.950% due 11/10/2038	1,900	2,658
10.200% due 02/06/2039	600	854

Anadarko Petroleum Corp.
6.200% due 03/15/2040	3,800	3,683

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	900	1,019

Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	700	939

ArcelorMittal
7.000% due 10/15/2039	2,500	2,513

Baker Hughes, Inc.
5.125% due 09/15/2040	1,100	1,047

Barrick Australian Finance Pty. Ltd.
5.950% due 10/15/2039	700	724

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	2,000	2,159

Caterpillar, Inc.
6.050% due 08/15/2036	400	451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cenovus Energy, Inc.
6.750% due 11/15/2039	$1,300	$1,456

CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	900	894

Comcast Corp.
6.400% due 05/15/2038	2,450	2,501
6.400% due 03/01/2040	1,200	1,232
6.500% due 11/15/2035	200	208
6.950% due 08/15/2037	700	764
7.050% due 03/15/2033	600	672

Cox Communications, Inc.
8.375% due 03/01/2039	3,300	4,202

Crown Americas LLC
6.250% due 02/01/2021	3,825	3,911

CSX Corp.
6.150% due 05/01/2037	1,000	1,063

CVS Pass-Through Trust
7.507% due 01/10/2032	2,253	2,591

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	4,300	5,649

Devon Energy Corp.
7.950% due 04/15/2032	400	520

Devon Financing Corp. ULC
7.875% due 09/30/2031	400	515

DirecTV Holdings LLC
6.000% due 08/15/2040	1,100	1,056

Dow Chemical Co.
9.400% due 05/15/2039	2,100	3,128

EnCana Corp.
6.500% due 08/15/2034	600	644
6.625% due 08/15/2037	800	866

Energy Transfer Partners LP
6.625% due 10/15/2036	500	524
7.500% due 07/01/2038	1,200	1,392

Enterprise Products Operating LLC
5.750% due 03/01/2035	200	192

Gazprom Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,067
8.625% due 04/28/2034	200	248

Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,000	1,112

HJ Heinz Finance Co.
7.125% due 08/01/2039	1,700	2,026

International Business Machines Corp.
5.600% due 11/30/2039	770	808

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	383
6.500% due 02/01/2037	400	410
6.950% due 01/15/2038	2,900	3,136

Kraft Foods, Inc.
6.500% due 02/09/2040	1,500	1,608

Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	200	221

Newmont Mining Corp.
6.250% due 10/01/2039	1,600	1,702

Nucor Corp.
6.400% due 12/01/2037	200	229

Petrobras International Finance Co.
6.875% due 01/20/2040	500	526
7.875% due 03/15/2019	1,700	2,002

Pfizer, Inc.
7.200% due 03/15/2039	1,800	2,236

Philip Morris International, Inc.
6.375% due 05/16/2038	700	789

136	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Plains All American Pipeline LP
6.650% due 01/15/2037	$100	$106

Pride International, Inc.
7.875% due 08/15/2040	200	241

Roche Holdings, Inc.
7.000% due 03/01/2039	400	489

Rockies Express Pipeline LLC
6.875% due 04/15/2040	2,700	2,660

RZD Capital Ltd.
5.739% due 04/03/2017	1,000	1,046

Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	300	338

Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	1,200	1,188

Suncor Energy, Inc.
6.500% due 06/15/2038	200	216
6.850% due 06/01/2039	800	905

Target Corp.
6.500% due 10/15/2037	500	564

Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,313

Tennessee Gas Pipeline Co.
7.625% due 04/01/2037	100	118
8.375% due 06/15/2032	2,400	2,982

Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	656

Time Warner Cable, Inc.
6.550% due 05/01/2037	3,200	3,265
7.300% due 07/01/2038	800	888

Time Warner, Inc.
6.250% due 03/29/2041 (b)	100	100
6.500% due 11/15/2036	2,469	2,544

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	100	107
7.250% due 08/15/2038	300	359
7.625% due 01/15/2039	500	621

Transocean, Inc.
6.800% due 03/15/2038	1,900	2,002
7.500% due 04/15/2031	1,000	1,125

Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	873	936

United Technologies Corp.
6.125% due 07/15/2038	700	791

Vale Overseas Ltd.
6.250% due 01/23/2017	200	223
6.875% due 11/10/2039	2,800	3,006

Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,027
6.200% due 04/15/2038	900	991
6.500% due 08/15/2037	500	571

Williams Cos., Inc.
7.500% due 01/15/2031	2,200	2,579
8.750% due 03/15/2032	222	288

		106,235

UTILITIES 9.3%

Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,539
7.000% due 04/01/2038	100	115

AT&T Corp.
8.000% due 11/15/2031	238	299

AT&T, Inc.
5.350% due 09/01/2040	8,018	7,201
6.400% due 05/15/2038	200	205
6.550% due 02/15/2039	600	627

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

British Telecommunications PLC
9.875% due 12/15/2030	$600	$832

Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	473

Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	781

EDF S.A.
6.950% due 01/26/2039	1,300	1,515

Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,526

FirstEnergy Corp.
7.375% due 11/15/2031	400	434

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	2,900	2,882

France Telecom S.A.
8.500% due 03/01/2031	1,300	1,753

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,700	2,049

Indiana Michigan Power Co.
6.050% due 03/15/2037	500	520

Majapahit Holding BV
7.750% due 01/20/2020	900	1,017

MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	413
6.500% due 09/15/2037	1,600	1,774

NGPL PipeCo LLC
7.768% due 12/15/2037	2,100	2,261

Pacific Gas & Electric Co.
5.400% due 01/15/2040	2,000	1,918
6.050% due 03/01/2034	400	418
6.250% due 03/01/2039	200	213

PacifiCorp
6.000% due 01/15/2039	1,300	1,402

Progress Energy, Inc.
7.750% due 03/01/2031	400	497

PSEG Power LLC
8.625% due 04/15/2031	400	502

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,150

Southern California Edison Co.
5.625% due 02/01/2036	200	207
6.000% due 01/15/2034	300	327

Telecom Italia Capital S.A.
7.721% due 06/04/2038	900	956

Verizon Communications, Inc.
6.900% due 04/15/2038	1,900	2,114
7.350% due 04/01/2039	2,400	2,804

Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,454

Vodafone Group PLC
6.150% due 02/27/2037	3,400	3,635

		45,813

Total Corporate Bonds & Notes (Cost $219,512)		234,138

MUNICIPAL BONDS & NOTES 6.2%

CALIFORNIA 1.9%

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	1,300	1,308

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,700	1,706

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	$700	$754
7.550% due 04/01/2039	1,400	1,523

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)	170	96

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	1,200	1,158

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,021

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	88

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	1,573

		9,227

CONNECTICUT 0.0%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	200	206

DISTRICT OF COLUMBIA 0.3%

District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	1,300	1,272

GEORGIA 0.1%

Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	700	659

ILLINOIS 0.2%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	900	883

MICHIGAN 0.2%

Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	979

NEVADA 0.3%

Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	1,200	1,275
7.100% due 06/01/2039	200	204

		1,479

NEW YORK 1.1%

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	1,200	1,184

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,900	1,946

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	974

See Accompanying Notes	Annual Report	March 31, 2011	137

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	$1,400	$1,449

		5,553

NORTH CAROLINA 0.1%

North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	311

OHIO 0.3%

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,500	1,667

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	67

		1,734

TEXAS 1.4%

Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	1,500	1,570

North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,100	2,088

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	1,300	1,287

Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	1,800	1,771

		6,716

UTAH 0.3%

Utah State Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	1,300	1,357

WASHINGTON 0.0%

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	196

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	70

Total Municipal Bonds & Notes (Cost $30,691)		30,642

U.S. GOVERNMENT AGENCIES 16.3%

Fannie Mae
0.000% due 06/01/2017	2,400	1,958
0.000% due 05/15/2030 (i)	9,300	3,500
0.450% due 10/27/2037	400	397
5.500% due 03/01/2034 - 03/01/2039	2,834	3,034
5.625% due 04/17/2028	100	113
6.000% due 04/18/2036	900	969
7.125% due 01/15/2030 (i)	4,700	6,208

Federal Home Loan Bank
5.500% due 07/15/2036	700	760

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Financing Corp.
0.000% due 12/06/2018 - 12/27/2018	$10,400	$7,980
8.600% due 09/26/2019	1,470	2,022

Freddie Mac
5.000% due 04/15/2038	300	315

Ginnie Mae
5.500% due 10/20/2037	362	374

Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	9,403

Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 04/15/2030	47,900	26,845

Small Business Administration
5.290% due 12/01/2027	504	539

Tennessee Valley Authority
0.000% due 01/15/2038	9,914	2,412
4.625% due 09/15/2060	1,300	1,209
4.875% due 01/15/2048	1,900	1,871
5.250% due 09/15/2039	3,500	3,683
5.375% due 04/01/2056	1,200	1,279
5.500% due 06/15/2038	1,600	1,744
5.880% due 04/01/2036	3,000	3,446

Total U.S. Government Agencies (Cost $80,809)		80,061

U.S. TREASURY OBLIGATIONS 20.0%

Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026	166	178
2.375% due 01/15/2025	468	526
2.375% due 01/15/2027	3,056	3,404
2.500% due 01/15/2029	1,334	1,513
3.875% due 04/15/2029	134	179

U.S. Treasury Bonds
5.250% due 11/15/2028 (h)	2,500	2,812
5.500% due 08/15/2028 (h)(i)	32,800	37,956

U.S. Treasury Strips
0.000% due 05/15/2021	6,100	4,164
0.000% due 08/15/2022	1,200	761
0.000% due 08/15/2023 (i)	7,500	4,531
0.000% due 11/15/2024 (i)	23,200	12,997
0.000% due 02/15/2027 (i)	3,900	1,900
0.000% due 05/15/2028	1,000	454
0.000% due 08/15/2028 (i)	22,000	9,956
0.000% due 05/15/2032	1,100	405
0.000% due 11/15/2032 (i)	7,400	2,657
0.000% due 05/15/2034	600	199
0.000% due 11/15/2034	200	65
0.000% due 05/15/2037	300	85
0.000% due 05/15/2038	900	250
0.000% due 05/15/2039 (i)	50,000	13,129

Total U.S. Treasury Obligations (Cost $100,696)		98,121

MORTGAGE-BACKED SECURITIES 1.3%

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	344	357

Banc of America Large Loan, Inc.
2.005% due 11/15/2015	984	931

Citigroup Mortgage Loan Trust, Inc.
2.737% due 03/25/2034	368	375

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	700	741

Indymac IMSC Mortgage Loan Trust
0.430% due 07/25/2047	292	174

LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,900	2,034

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.440% due 07/25/2046		$131	$82
0.470% due 05/25/2036		246	147

Thornburg Mortgage Securities Trust
0.350% due 03/25/2037		51	50

Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,288

Total Mortgage-Backed Securities (Cost $6,110)			6,179

ASSET-BACKED SECURITIES 0.3%

Aircraft Certificate Owner Trust
6.455% due 09/20/2022		844	836

HSI Asset Securitization Corp. Trust
0.300% due 12/25/2036		5	5

SLM Student Loan Trust
1.803% due 04/25/2023		491	507

Total Asset-Backed Securities (Cost $1,326)			1,348

SOVEREIGN ISSUES 2.6%

Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,600	1,636
6.500% due 06/10/2019		800	876

Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,297

Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,230

Mexico Government International Bond
5.950% due 03/19/2019		2,800	3,135
6.050% due 01/11/2040		1,200	1,242

Province of Ontario Canada
4.600% due 06/02/2039	CAD	200	208
4.700% due 06/02/2037		900	948

Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,375

Total Sovereign Issues (Cost $12,295)			12,947

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

American International Group, Inc. (c)		463	16

Total Common Stocks (Cost $19)			16

CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		11,159	50

Total Convertible Preferred Securities (Cost $691)			50

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.4%

REPURCHASE AGREEMENTS 2.3%

Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011		$9,000	9,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $9,206. Repurchase proceeds are $9,000.)

138	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.140% due 04/01/2011	$1,100	$1,100
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.625% due 04/30/2016 valued at $1,122. Repurchase proceeds are $1,100.)

State Street Bank and Trust Co.
0.010% due 04/01/2011	1,028	1,028
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,050. Repurchase proceeds are $1,028.)

		11,128

U.S. TREASURY BILLS 0.0%
0.162% due 07/28/2011 (g)	270	270

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 12.1%
5,909,065	$59,197

Total Short-Term Instruments (Cost $70,591)	70,595

PURCHASED OPTIONS (k) 0.0%
(Cost $44)	36

Total Investments 108.8% (Cost $522,784)	$534,133

Written Options (l) (0.1%) (Premiums $533)	(494)

Other Assets and Liabilities (Net) (8.7%)	(42,637)

Net Assets 100.0%	$491,002

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Non-income producing security.
(d)	Security becomes interest bearing at a future date.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $270 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $35,391 at a weighted average interest rate of 0.223%. On March 31, 2011, securities valued at $19,174 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $36,775 and cash of $4 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2012	150	$(5)
90-Day Eurodollar March Futures	Long	03/2012	857	(13)
90-Day Eurodollar September Futures	Long	09/2011	122	198
E-mini S&P 500 Index June Futures	Short	06/2011	38	(33)
S&P 500 Index June Futures	Long	06/2011	1,486	4,851

				$4,998

(j)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	DUB	5.000%	12/20/2015	$	10,200	$353	$242	$111

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	26,800	$87	$20	$67

See Accompanying Notes	Annual Report	March 31, 2011	139

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

(k)	Purchased options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index June Futures	$475.000	06/16/2011	1,120	$32	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	5,000	$12	$36

(l)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	105	$67	$(21)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	105	49	(57)
Put - CME S&P 500 Index April Futures	1,230.000	04/15/2011	13	44	(6)
Call - CME S&P 500 Index April Futures	1,330.000	04/15/2011	13	33	(35)

				$193	$(119)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	5,000	$29	$(68)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		13,500	119	(197)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.200%	05/23/2011		5,700	27	(12)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.900%	05/23/2011		5,700	34	(33)

								$209	$(310)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	06/15/2011	$	9,800	$32	$(10)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	06/15/2011		5,000	15	(9)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	06/15/2011		5,000	18	(5)
Call - OTC CDX.IG-15 5-Year Index	UBS	Buy	0.800%	06/15/2011		9,800	27	(17)

							$92	$(41)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$4,300	$39	$(24)

Transactions in written call and put options for the period ended March 31, 2011:
	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	308	$96,700	$881
Sales	1,392	128,400	2,354
Closing Buys	(1,237)	(144,400)	(2,448)
Expirations	(28)	0	(113)
Exercised	(199)	(16,900)	(141)

Balance at 03/31/2011	236	$63,800	$533

(m)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	04/01/2041	$1,000	$1,083	$(1,087)

140	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(n)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	2,433	04/2011	BCLY	$0	$(56)	$(56)
Buy		2,433	04/2011	CITI	34	0	34
Sell		2,433	06/2011	CITI	0	(36)	(36)
Sell	CAD	1,175	06/2011	BNP	0	(8)	(8)
Buy	CNY	2,807	04/2011	BCLY	5	0	5
Sell		10,595	04/2011	DUB	0	(8)	(8)
Buy		2,794	04/2011	HSBC	5	0	5
Buy		1,491	04/2011	MSC	3	0	3
Buy		3,504	04/2011	RBS	6	0	6
Buy		499	06/2011	BCLY	1	0	1
Buy		12,583	06/2011	DUB	22	0	22
Buy		460	06/2011	RBS	1	0	1
Buy		207	11/2011	BCLY	0	0	0
Buy		1,245	11/2011	CITI	1	0	1
Buy		767	11/2011	JPM	0	(1)	(1)
Buy		730	02/2012	DUB	1	0	1
Buy		10,595	02/2013	DUB	0	(3)	(3)
Sell	EUR	1,051	04/2011	CITI	0	(71)	(71)
Sell		1,050	04/2011	UBS	0	(72)	(72)
Buy	INR	23,185	05/2011	BCLY	18	0	18
Buy		51,029	05/2011	JPM	41	0	41
Buy		97,734	08/2011	CITI	48	0	48
Buy		32,053	08/2011	MSC	24	0	24
Buy	KRW	69,700	05/2011	BCLY	1	0	1
Buy		2,162,460	05/2011	CITI	62	0	62
Buy		56,250	05/2011	GSC	2	0	2
Buy		132,000	05/2011	HSBC	3	0	3
Buy		303,900	05/2011	JPM	9	0	9
Buy		1,920,650	05/2011	MSC	48	0	48
Buy		264,000	05/2011	RBS	7	0	7
Buy		147,520	08/2011	MSC	2	0	2
Buy		185,000	08/2011	RBS	2	0	2
Buy	MXN	8,739	07/2011	CITI	12	0	12
Buy		359	07/2011	DUB	1	0	1
Buy		45,955	07/2011	HSBC	121	0	121
Buy	PHP	52,824	06/2011	MSC	18	0	18
Buy	SGD	700	09/2011	BCLY	8	0	8
Buy		1,400	09/2011	CITI	17	0	17
Sell		944	09/2011	CITI	0	(8)	(8)
Buy		700	09/2011	JPM	8	0	8
Buy		1,300	09/2011	RBS	14	0	14

					$545	$(263)	$282

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$82,090	$0	$82,090
Industrials	0	106,235	0	106,235
Utilities	0	45,813	0	45,813
Municipal Bonds & Notes
California	0	9,227	0	9,227
Connecticut	0	206	0	206
District of Columbia	0	1,272	0	1,272
Georgia	0	659	0	659
Illinois	0	883	0	883
Michigan	0	979	0	979
Nevada	0	1,479	0	1,479
New York	0	5,553	0	5,553
North Carolina	0	311	0	311
Ohio	0	1,734	0	1,734
Texas	0	6,716	0	6,716
Utah	0	1,357	0	1,357
Washington	0	196	0	196
West Virginia	0	70	0	70

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
U.S. Government Agencies	$0	$80,061	$0	$80,061
U.S. Treasury Obligations	0	98,121	0	98,121
Mortgage-Backed Securities	0	6,179	0	6,179
Asset-Backed Securities	0	512	836	1,348
Sovereign Issues	0	12,947	0	12,947
Common Stocks
Financials	16	0	0	16
Convertible Preferred Securities
Banking & Finance	50	0	0	50
Short-Term Instruments
Repurchase Agreements	0	11,128	0	11,128
U.S. Treasury Bills	0	270	0	270
PIMCO Short-Term Floating NAV Portfolio	59,197	0	0	59,197
Purchased Options
Interest Rate Contracts	0	36	0	36
	$59,263	$474,034	$836	$534,133

Short Sales, at value	$0	$(1,087)	$0	$(1,087)

See Accompanying Notes	Annual Report	March 31, 2011	141

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Financial Derivative Instruments (7) - Assets
Credit Contractxs	$0	$111	$0	$111
Equity Contracts	4,851	0	0	4,851
Foreign Exchange Contracts	0	545	0	545
Interest Rate Contracts	198	67	0	265
	$5,049	$723	$0	$5,772

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(41)	$0	$(41)
Equity Contracts	(33)	(41)	0	(74)
Foreign Exchange Contracts	0	(263)	0	(263)
Interest Rate Contracts	(18)	(388)	(24)	(430)
	$(51)	$(733)	$(24)	$(808)

Totals	$64,261	$472,937	$812	$538,010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Asset-Backed Securities	$0	$1,082	$(243)	$0	$1	$(4)	$0	$0	$836	$(4)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(38)	$0	$0	$14	$0	$0	$(24)	$14

Totals	$0	$1,082	$(281)	$0	$1	$10	$0	$0	$812	$10

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$36	$36
Variation margin receivable (2)	0	0	0	0	133	133
Unrealized appreciation on foreign currency contracts	0	0	0	545	0	545
Unrealized appreciation on swap agreements	0	111	0	0	67	178

	$0	$111	$0	$545	$236	$892

Liabilities:
Written options outstanding	$0	$41	$41	$0	$412	$494
Variation margin payable (2)	0	0	1,072	0	0	1,072
Unrealized depreciation on foreign currency contracts	0	263	0	0	0	263

	$0	$304	$1,113	$0	$412	$1,829

142	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$(173)	$0	$0	$(173)
Net realized gain on futures contracts, written options and swaps	0	98	78,066	0	3,980	82,144
Net realized gain on foreign currency transactions	0	0	0	1,110	0	1,110

	$0	$98	$77,893	$1,110	$3,980	$83,081

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$(18)	$0	$24	$6
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	164	(9,217)	0	(1,866)	(10,919)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(556)	0	(556)

	$0	$164	$(9,235)	$(556)	$(1,842)	$(11,469)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $4,998 as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$54	$(80)	$(26)
BNP	(8)	0	(8)
CITI	35	0	35
CSFB	(14)	0	(14)
DUB	366	(340)	26
GSC	(30)	270	240
HSBC	129	0	129
JPM	57	0	57
MSC	95	0	95
RBS	(212)	0	(212)
UBS	(89)	0	(89)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	143

Schedule of Investments PIMCO StocksPLUS® Total Return Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%

Petroleum Export Ltd.
3.309% due 12/07/2012	$1,558	$1,554

Total Bank Loan Obligations (Cost $1,558)		1,554

CORPORATE BONDS & NOTES 32.6%

BANKING & FINANCE 20.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	300	324

Ally Financial, Inc.
3.512% due 02/11/2014	300	301
5.375% due 06/06/2011	100	101
6.000% due 12/15/2011	149	153
6.625% due 05/15/2012	100	104
6.750% due 12/01/2014	400	420
6.875% due 09/15/2011	2,486	2,539
6.875% due 08/28/2012	1,600	1,681
7.500% due 09/15/2020	100	107

American Express Bank FSB
5.500% due 04/16/2013	500	536
5.550% due 10/17/2012	300	318

American Express Centurion Bank
6.000% due 09/13/2017	1,000	1,114

American Express Credit Corp.
5.875% due 05/02/2013	300	324

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	200	206

American International Group, Inc.
5.050% due 10/01/2015	100	103
5.850% due 01/16/2018	2,300	2,400
6.400% due 12/15/2020	2,100	2,243

Banco do Brasil S.A.
3.007% due 07/02/2014	300	303

Banco Santander Brasil S.A.
2.409% due 03/18/2014	700	702
4.250% due 01/14/2016	400	401
4.500% due 04/06/2015	500	511

Banco Santander Chile
1.903% due 01/19/2016	1,000	997

Bank of America Corp.
0.643% due 08/15/2016	100	93
1.723% due 01/30/2014	1,300	1,322
6.500% due 08/01/2016	1,000	1,106

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	100	103

Bank of Montreal
2.850% due 06/09/2015	100	101

Bank of Nova Scotia
1.650% due 10/29/2015	200	192

Bank of Scotland PLC
4.880% due 04/15/2011	2,400	2,402

Barclays Bank PLC
5.450% due 09/12/2012	3,000	3,182
6.050% due 12/04/2017	600	625

BBVA Bancomer S.A.
4.500% due 03/10/2016	200	201
6.500% due 03/10/2021	200	198
7.250% due 04/22/2020	500	506

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,600	1,797

BNP Paribas
0.703% due 04/08/2013	300	299
5.000% due 01/15/2021	500	505
5.186% due 06/29/2049	1,200	1,161

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BPCE S.A.
2.375% due 10/04/2013		$100	$100

CIT Group, Inc.
5.250% due 04/01/2014		100	101
7.000% due 05/01/2013		67	69
7.000% due 05/01/2014		42	43
7.000% due 05/01/2015		142	144
7.000% due 05/01/2016		70	71
7.000% due 05/01/2017		99	99

Citigroup, Inc.
0.404% due 05/18/2011		800	800
1.753% due 01/13/2014		600	610
2.312% due 08/13/2013		200	206
5.500% due 04/11/2013		1,500	1,605
6.000% due 08/15/2017		1,900	2,064
8.500% due 05/22/2019		100	123

Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/31/2049		300	297

Deutsche Bank AG
1.872% due 09/22/2015	EUR	800	1,090

Dexia Credit Local
2.000% due 03/05/2013		$2,200	2,184

Ford Motor Credit Co. LLC
3.053% due 01/13/2012		700	707
5.560% due 06/15/2011		333	336
7.250% due 10/25/2011		1,800	1,853

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	287

General Electric Capital Corp.
5.500% due 09/15/2067		2,000	2,615
5.875% due 01/14/2038		$500	495

Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	434
6.250% due 09/01/2017		1,200	1,314

ING Bank NV
2.500% due 01/14/2016		100	96

International Lease Finance Corp.
0.633% due 07/01/2011		100	100
4.750% due 01/13/2012		100	101
5.000% due 09/15/2012		200	204
5.750% due 06/15/2011		100	101
6.750% due 09/01/2016		2,300	2,472

Intesa Sanpaolo SpA
2.712% due 02/24/2014		500	507

JPMorgan Chase & Co.
6.000% due 01/15/2018		400	439

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,300	1,422

JPMorgan Chase Capital XX
6.550% due 09/15/2066		100	102

LBG Capital No.1 PLC
8.000% due 12/29/2049		300	289

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		1,800	477

Lloyds TSB Bank PLC
2.653% due 01/24/2014		1,300	1,334
4.875% due 01/21/2016		100	103

Merrill Lynch & Co., Inc.
0.540% due 06/05/2012		700	697
6.050% due 08/15/2012		1,200	1,275
6.400% due 08/28/2017		700	763
6.875% due 04/25/2018		1,000	1,110

MetLife, Inc.
6.400% due 12/15/2066		300	290

Morgan Stanley
2.812% due 05/14/2013		300	311

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Australia Bank Ltd.
5.350% due 06/12/2013		$400	$430

Petroleum Export Ltd.
5.265% due 06/15/2011		9	9

Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	544

Qatari Diar Finance QSC
5.000% due 07/21/2020		200	198

Resona Bank Ltd.
5.850% due 09/29/2049		200	198

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,000	2,013
2.625% due 05/11/2012		1,800	1,840
6.990% due 10/29/2049 (a)		700	629

Santander UK PLC
1.247% due 10/10/2017	EUR	1,400	1,804

Sberbank Via SB Capital S.A.
5.499% due 07/07/2015		$700	738

SLM Corp.
3.616% due 01/31/2014		1,100	1,079
6.250% due 01/25/2016		100	104

Springleaf Finance Corp.
4.875% due 07/15/2012		200	197
6.900% due 12/15/2017		700	643

State Bank of India
4.500% due 10/23/2014		400	412
4.500% due 07/27/2015		1,000	1,020

State Street Capital Trust IV
1.310% due 06/01/2077		100	83

Temasek Financial Ltd.
4.300% due 10/25/2019		300	305

UBS AG
2.250% due 08/12/2013		3,700	3,735
5.750% due 04/25/2018		200	215
5.875% due 12/20/2017		400	437

USB Capital IX
6.189% due 10/29/2049		100	85

Wells Fargo & Co.
1.163% due 08/01/2011	EUR	1,000	1,411
7.980% due 03/29/2049		$1,400	1,540

			79,190

INDUSTRIALS 9.8%

Alcoa, Inc.
6.150% due 08/15/2020		200	211

America Movil S.A.B. de C.V.
6.125% due 03/30/2040		1,700	1,785

Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		1,800	1,815

AstraZeneca PLC
5.900% due 09/15/2017		300	342

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,400	1,514

Cemex S.A.B. de C.V.
9.000% due 01/11/2018		600	632

Codelco, Inc.
6.150% due 10/24/2036		100	110

Cox Communications, Inc.
7.125% due 10/01/2012		2,000	2,171

CSN Resources S.A.
6.500% due 07/21/2020		900	963

Daimler Finance North America LLC
7.300% due 01/15/2012		1,700	1,786

144	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Deutsche Telekom International Finance BV
5.875% due 08/20/2013	$1,500	$	1,645

Dow Chemical Co.
4.850% due 08/15/2012	1,100		1,152
6.000% due 10/01/2012	100		107

Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015	200		210

General Mills, Inc.
5.250% due 08/15/2013	700		761

Gerdau Trade, Inc.
5.750% due 01/30/2021	700		712

Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	100		120

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	2,800		2,978
5.950% due 02/15/2018	1,300		1,431

Kraft Foods, Inc.
6.125% due 02/01/2018	500		559

Novatek Finance Ltd.
5.326% due 02/03/2016	200		206

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021	300		318

Ohio National Financial Services, Inc.
6.375% due 04/30/2020	1,600		1,688

Peabody Energy Corp.
7.875% due 11/01/2026	100		113

Philip Morris International, Inc.
6.375% due 05/16/2038	200		226

Plains All American Pipeline LP
4.250% due 09/01/2012	2,350		2,439

President and Fellows of Harvard College
6.000% due 01/15/2019	400		461

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	500		518

Reliance Holdings USA, Inc.
4.500% due 10/19/2020	1,600		1,508

Rohm and Haas Co.
6.000% due 09/15/2017	400		442

Shell International Finance BV
5.500% due 03/25/2040	100		102

Time Warner Cable, Inc.
6.200% due 07/01/2013	1,700		1,869

Transocean, Inc.
4.950% due 11/15/2015	200		211

Union Pacific Corp.
5.700% due 08/15/2018	800		896

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300		318

UST LLC
6.625% due 07/15/2012	3,000		3,181

Vale Overseas Ltd.
5.625% due 09/15/2019	600		631
6.875% due 11/10/2039	400		429

Vivendi S.A.
5.750% due 04/04/2013	800		859

Xerox Corp.
5.500% due 05/15/2012	1,300		1,360

			38,779

UTILITIES 2.7%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	100		124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AT&T, Inc.
6.700% due 11/15/2013	$2,000	$2,251

Cleco Power LLC
6.000% due 12/01/2040	700	670

Duke Energy Corp.
5.650% due 06/15/2013	1,700	1,849

Enel Finance International NV
6.800% due 09/15/2037	400	402

Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	1,200	1,447

Qwest Corp.
7.625% due 06/15/2015	500	577
8.875% due 03/15/2012	1,100	1,180

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	302

Tampa Electric Co.
6.875% due 06/15/2012	1,400	1,494

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	105
6.625% due 03/20/2017	300	322

		10,723

Total Corporate Bonds & Notes (Cost $125,307)		128,692

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Chesapeake Energy Corp.
2.250% due 12/15/2038	100	93

Total Convertible Bonds & Notes (Cost $76)		93

MUNICIPAL BONDS & NOTES 4.0%

CALIFORNIA 1.5%

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	100
6.918% due 04/01/2040	1,100	1,126

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	108
7.550% due 04/01/2039	100	109

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	101

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,073

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	600	579

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	800	786

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	270	205

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	505

		5,797

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.7%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	$1,600	$1,646

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	687

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	201

Illinois State Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	207

		2,741

IOWA 0.1%

Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	525

NEVADA 0.0%

Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	99

NEW JERSEY 0.3%

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,077

NEW YORK 0.6%

New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,200	1,245

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	103

New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,008

		2,356

NORTH CAROLINA 0.1%

North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	207

OHIO 0.4%

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,140

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	900	599

		1,739

TEXAS 0.2%

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	600	594

WEST VIRGINIA 0.1%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	570	398

Total Municipal Bonds & Notes (Cost $16,264)		15,533

See Accompanying Notes	Annual Report	March 31, 2011	145

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 14.7%

Fannie Mae
0.310% due 12/25/2036		$127	$125
0.600% due 07/25/2037 - 03/25/2044		1,245	1,232
0.630% due 07/25/2037		919	920
0.650% due 09/25/2035		611	610
0.660% due 09/25/2035		1,217	1,216
0.970% due 06/25/2037		1,279	1,288
0.980% due 06/25/2040		3,611	3,636
0.990% due 03/25/2040		1,389	1,399
1.518% due 07/01/2044		58	58
2.546% due 08/01/2033		56	58
2.558% due 05/25/2035		41	42
2.580% due 09/01/2033		168	176
3.129% due 06/01/2033		220	223
3.341% due 01/01/2036		108	114
3.507% due 05/01/2036		8	8
4.500% due 01/01/2023 - 08/01/2025		2,562	2,690
4.578% due 12/01/2036		38	40
4.787% due 09/01/2034		38	40
5.000% due 04/25/2033 - 04/01/2041		16,397	17,147
5.500% due 01/01/2021 - 05/01/2041		10,701	11,465
6.000% due 08/01/2036 - 02/01/2038		2,926	3,193
6.500% due 10/01/2035 - 02/01/2039		5,047	5,666
6.500% due 08/01/2037 (h)		324	364
7.000% due 09/01/2013		2	3

FDIC Structured Sale Guaranteed Notes
0.761% due 11/29/2037		1,574	1,574

Freddie Mac
0.955% due 08/15/2037		793	798
0.965% due 10/15/2037		210	212
0.975% due 05/15/2037 - 09/15/2037		883	889
1.518% due 02/25/2045		44	43
2.375% due 02/01/2024		17	18
2.481% due 03/01/2034		234	245
4.500% due 04/01/2041		1,000	1,015
5.500% due 08/15/2030 - 07/01/2038		590	630
8.000% due 01/01/2017		4	4

Ginnie Mae
3.375% due 03/20/2027		3	2
8.000% due 02/15/2030		1	2

Small Business Administration
5.520% due 06/01/2024		851	908

Total U.S. Government Agencies (Cost $57,178)			58,053

U.S. TREASURY OBLIGATIONS 2.1%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028 (h)		631	643
2.000% due 01/15/2026 (h)		111	119
2.375% due 01/15/2025 (h)		935	1,050
2.500% due 01/15/2029 (h)		2,769	3,140
3.875% due 04/15/2029 (h)		2,411	3,229

Total U.S. Treasury Obligations (Cost $8,582)			8,181

MORTGAGE-BACKED SECURITIES 5.3%

American Home Mortgage Investment Trust
2.250% due 02/25/2045		164	151

Arran Residential Mortgages Funding PLC
2.491% due 05/16/2047	EUR	1,000	1,420

Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049		$1,486	1,508
5.741% due 05/10/2045		400	434

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Corp.
2.828% due 05/25/2035		$283	$278
5.864% due 01/20/2047		371	264

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		197	186

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		18	19

BCRR Trust
5.858% due 07/17/2040		500	537

Bear Stearns Adjustable Rate Mortgage Trust
2.726% due 04/25/2033		2	2
2.750% due 01/25/2034		3	3
3.075% due 01/25/2034		86	84

Bear Stearns Alt-A Trust
2.643% due 05/25/2035		709	599
2.987% due 09/25/2035		156	122

Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		96	94

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		200	211

Countrywide Alternative Loan Trust
0.430% due 05/25/2047		393	231
6.000% due 10/25/2033		44	45

Countrywide Home Loan Mortgage Pass-Through Trust
2.812% due 02/20/2035		746	644
3.017% due 02/20/2036		95	79

Credit Suisse First Boston Mortgage Securities Corp.
1.962% due 05/25/2032		1	1

European Loan Conduit
1.243% due 05/15/2019	EUR	86	112

Extended Stay America Trust
2.950% due 11/05/2027		$994	977

First Horizon Asset Securities, Inc.
2.921% due 08/25/2035		239	193

Granite Mortgages PLC
0.996% due 09/20/2044	GBP	344	527
1.156% due 01/20/2044		51	79
1.392% due 01/20/2044	EUR	51	69

Greenpoint Mortgage Funding Trust
0.330% due 10/25/2046		$106	97
0.330% due 01/25/2047		126	116

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	105
5.444% due 03/10/2039		100	106

GS Mortgage Securities Corp. II
1.317% due 03/06/2020		1,000	1,000

GSR Mortgage Loan Trust
2.554% due 06/25/2034		217	199
5.181% due 11/25/2035		389	376
5.314% due 11/25/2035		949	825
6.000% due 03/25/2037		134	126

Impac CMB Trust
1.250% due 07/25/2033		60	55

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,300	1,371
5.882% due 02/15/2051		100	107

JPMorgan Mortgage Trust
5.750% due 01/25/2036		179	168

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	209

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036		189	146
1.961% due 12/25/2032		7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MLCC Mortgage Investors, Inc.
0.500% due 11/25/2035	$147	$134
1.970% due 01/25/2029	56	56

Morgan Stanley Capital I
5.439% due 02/12/2044	1,700	1,761
5.610% due 04/15/2049	465	471

Prime Mortgage Trust
0.650% due 02/25/2019	5	4
0.650% due 02/25/2034	44	40

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	175	180

Structured Adjustable Rate Mortgage Loan Trust
2.651% due 08/25/2035	165	134

Structured Asset Mortgage Investments, Inc.
0.503% due 07/19/2035	411	391

Structured Asset Securities Corp.
2.768% due 10/25/2035	1,682	1,383

Thornburg Mortgage Securities Trust
0.360% due 11/25/2046	251	248
0.370% due 10/25/2046	38	38

WaMu Mortgage Pass-Through Certificates
0.540% due 10/25/2045	80	70
1.312% due 02/25/2046	277	220
1.512% due 11/25/2042	42	37
1.712% due 08/25/2042	30	28
2.734% due 02/27/2034	43	44

Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036	394	353
2.888% due 10/25/2035	907	876
4.910% due 01/25/2035	385	388

Total Mortgage-Backed Securities (Cost $21,135)		20,738

ASSET-BACKED SECURITIES 4.4%

Access Group, Inc.
1.603% due 10/27/2025	1,195	1,208

ACE Securities Corp.
0.300% due 12/25/2036	28	28

Ally Auto Receivables Trust
1.320% due 03/15/2012	30	30

Amortizing Residential Collateral Trust
0.830% due 07/25/2032	18	16

Bear Stearns Asset-Backed Securities Trust
0.330% due 10/25/2036	49	47

Centurion CDO VII Ltd.
0.674% due 01/30/2016	1,159	1,109

Chase Issuance Trust
1.810% due 09/15/2015	2,200	2,270

Citibank Omni Master Trust
3.005% due 08/15/2018	800	848

Countrywide Asset-Backed Certificates
0.300% due 05/25/2047	7	7
0.330% due 06/25/2037	7	7
0.730% due 12/25/2031	60	33

Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 01/25/2032	13	10

Duane Street CLO
0.562% due 11/08/2017	4,076	3,912

First Franklin Mortgage Loan Asset-Backed Certificates
0.300% due 11/25/2036	54	54

Fremont Home Loan Trust
0.310% due 01/25/2037	50	46

Hillmark Funding
0.562% due 05/21/2021	1,100	1,023

146	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Home Equity Loan Trust
1.194% due 11/20/2036		$2,200	$2,171

Long Beach Mortgage Loan Trust
0.530% due 10/25/2034		12	10

Nationstar Home Equity Loan Trust
0.370% due 04/25/2037		242	237

SLM Student Loan Trust
1.433% due 12/15/2023	EUR	1,708	2,326
3.500% due 08/17/2043		$566	564
4.500% due 11/16/2043		288	280
6.255% due 07/15/2042		496	480

Truman Capital Mortgage Loan Trust
0.590% due 01/25/2034		2	2

Wind River CLO Ltd.
0.639% due 12/19/2016		714	694

Total Asset-Backed Securities (Cost $17,312)			17,412

SOVEREIGN ISSUES 4.1%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	184

Canada Government International Bond
1.500% due 12/01/2012	CAD	400	411
1.750% due 03/01/2013		1,200	1,236
2.500% due 09/01/2013		500	522
3.000% due 12/01/2015		100	105

Canada Housing Trust No. 1
2.750% due 12/15/2015		200	205
3.350% due 12/15/2020		500	501
3.950% due 12/15/2011		100	105
4.000% due 06/15/2012		700	743
4.550% due 12/15/2012		200	216
4.800% due 06/15/2012		300	321

Export-Import Bank of China
4.875% due 07/21/2015		$100	108

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	700	544
4.000% due 01/29/2021		$400	366
5.125% due 06/29/2020		100	101
8.125% due 01/21/2014		800	917

Korea Housing Finance Corp.
4.125% due 12/15/2015		300	307

Mexico Government International Bond
6.000% due 06/18/2015	MXN	17,600	1,440
6.050% due 01/11/2040		$100	103

Province of Ontario Canada
1.375% due 01/27/2014		500	499
4.200% due 03/08/2018	CAD	100	107
4.300% due 03/08/2017		100	108
4.400% due 06/02/2019		100	107
4.600% due 06/02/2039		100	104
5.500% due 06/02/2018		100	115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatar Government International Bond
6.400% due 01/20/2040	$2,100	$2,221

Russia Government International Bond
3.625% due 04/29/2015	100	102
7.500% due 03/31/2030	1,470	1,718

Turkey Government International Bond
7.000% due 09/26/2016	2,200	2,502

Total Sovereign Issues (Cost $15,815)		16,018

	SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

American International Group, Inc. (b)	1,077	38

Total Common Stocks (Cost $45)		38

CONVERTIBLE PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.5%

American International Group, Inc.
8.500% due 08/01/2011	25,917	116

Bank of America Corp.
7.250% due 12/31/2049	1,000	1,011

Wells Fargo & Co.
7.500% due 12/31/2049	900	932

		2,059

INDUSTRIALS 0.1%

Motors Liquidation Co.
5.250% due 03/06/2032	40,000	277

Total Convertible Preferred Securities (Cost $3,389)		2,336

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

DG Funding Trust
0.685% due 03/06/2032	217	1,648

Total Preferred Securities (Cost $2,294)		1,648

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 36.7%

CERTIFICATES OF DEPOSIT 2.2%

Banco Bradesco S.A.
1.955% due 01/24/2013	$300	302

Banco Do Brasil S.A.
0.000% due 06/27/2011	3,500	3,498
0.000% due 02/15/2012	1,900	1,914

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Itau Unibanco S.A.
1.450% due 06/13/2011	$700	$698
1.670% due 02/06/2012	1,500	1,478
1.700% due 09/12/2011	800	795

		8,685

COMMERCIAL PAPER 0.7%

American Electric Power Co., Inc.
0.470% due 05/27/2011	800	800

Comcast Corp.
0.480% due 04/25/2011	300	300

Vodafone Group PLC
0.880% due 01/19/2012	1,800	1,790

		2,890

REPURCHASE AGREEMENTS 3.1%

Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011	9,000	9,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $9,206. Repurchase proceeds are $9,000.)
0.140% due 04/01/2011	3,100	3,100
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $3,171. Repurchase proceeds are $3,100.)

		12,100

SHORT-TERM NOTES 0.3%

Banco Santander Brasil S.A.
2.596% due 12/28/2011	1,100	1,078

U.S. TREASURY BILLS 3.6%
0.155% due 06/09/2011 - 09/15/2011 (c)(f)(h)	14,367	14,361

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 26.8%
	10,559,271	105,783

Total Short-Term Instruments (Cost $144,841)		144,897

PURCHASED OPTIONS (j) 0.0%
(Cost $23)		0

Total Investments 105.3% (Cost $413,819)		$415,193

Written Options (k) (0.3%) (Premiums $905)		(1,173)

Other Assets and Liabilities (Net) (5.0%)		(19,643)

Net Assets 100.0%		$394,377

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $552 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $5,877 at a weighted average interest rate of 0.043%. On March 31, 2011, there were no open reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2011	147

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

(h)	Securities with an aggregate market value of $21,456 and cash of $20 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	525	$131
90-Day Eurodollar December Futures	Long	12/2012	69	(141)
90-Day Eurodollar June Futures	Long	06/2011	82	(3)
90-Day Eurodollar June Futures	Long	06/2012	336	(120)
90-Day Eurodollar March Futures	Long	03/2012	1,370	(64)
90-Day Eurodollar September Futures	Long	09/2011	336	74
90-Day Eurodollar September Futures	Long	09/2012	67	(116)
E-mini S&P 500 Index June Futures	Long	06/2011	1,758	1,416
S&P 500 Index June Futures	Long	06/2011	448	1,577
U.S. Treasury 2-Year Note June Futures	Long	06/2011	208	(11)
U.S. Treasury 10-Year Note June Futures	Short	06/2011	83	(21)

				$2,722

(i)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	1.860%	$	800	$(31)	$(28)	$(3)
American International Group, Inc.	CITI	1.000%	03/20/2016	1.860%		800	(30)	(28)	(2)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.966%		500	1	(7)	8
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.966%		1,000	2	(10)	12
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.966%		500	0	(7)	7
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.009%		600	0	(6)	6
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.009%		100	0	(1)	1
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.009%		500	0	(5)	5
China Government International Bond	BCLY	1.000%	03/20/2016	0.677%		700	11	8	3
China Government International Bond	BNP	1.000%	03/20/2016	0.677%		300	4	3	1
France Government Bond	GSC	0.250%	12/20/2015	0.693%		300	(6)	(6)	0
France Government Bond	RBS	0.250%	12/20/2015	0.693%		700	(14)	(14)	0
France Government Bond	RBS	0.250%	03/20/2016	0.724%		3,100	(69)	(95)	26
France Government Bond	UBS	0.250%	12/20/2015	0.693%		200	(4)	(4)	0
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.551%		700	1	0	1
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	0.606%		1,400	30	0	30
Japan Government International Bond	BOA	1.000%	03/20/2016	0.965%		300	0	4	(4)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.965%		5,400	11	23	(12)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.367%		300	(5)	(9)	4
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.367%		300	(5)	(9)	4
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.367%		400	(7)	(12)	5
MetLife, Inc.	DUB	1.000%	03/20/2018	1.686%		1,200	(49)	(68)	19
MetLife, Inc.	JPM	1.000%	03/20/2016	1.487%		1,800	(40)	(43)	3
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.400%		100	(3)	(4)	1
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.021%		800	(1)	(6)	5
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.021%		1,400	(1)	(9)	8
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.456%		800	(17)	(31)	14
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.456%		200	(5)	(8)	3
Spain Government International Bond	BOA	1.000%	03/20/2016	2.308%		100	(6)	(7)	1
Turkey Government International Bond	CITI	1.000%	12/20/2015	1.506%		700	(16)	(9)	(7)
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.397%		200	4	1	3
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.538%		200	5	4	1
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%		1,000	22	23	(1)
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.397%		100	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.425%		800	19	4	15
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.397%		200	5	2	3
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.425%		600	14	4	10

							$(178)	$(349)	$171

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$	300	$36	$35	$1
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		900	108	117	(9)
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		700	85	79	6
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		800	105	101	4
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		900	119	114	5
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		400	53	49	4
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		1,700	223	209	14
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		300	39	39	0

148	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	$	200	$28	$27	$1
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		100	14	14	0
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015		2,500	87	73	14
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,350	16	0	16
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		386	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		675	8	0	8
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015		800	6	2	4

						$931	$859	$72

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	2,500	$(25)	$(45)	$20
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	3	0	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		8,300	54	8	46
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		600	4	1	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,400	9	2	7
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		600	6	3	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,000	9	4	5
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	4	0	4
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,000	9	(1)	10
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	2	1	1
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	43	0	43
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	4	1	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	47	(10)	57
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	7	1	6
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	19	1	18
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	2	0	2
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		200	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,000	3	1	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,100	3	1	2
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		2,900	7	4	3
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		700	2	(1)	3
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		200	(1)	0	(1)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		200	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		300	1	0	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		100	0	0	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		600	4	1	3
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		800	6	1	5
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		700	4	1	3
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		100	(1)	0	(1)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		200	0	1	(1)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	0	0	0
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	1	1	0
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	6	3	3
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	1	0
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,000	11	7	4
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	300	0	1	(1)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		10,000	(12)	5	(17)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA	$	900	14	17	(3)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		300	5	10	(5)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		500	7	0	7
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		300	4	7	(3)

See Accompanying Notes	Annual Report	March 31, 2011	149

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP	$	100	$1	$4	$(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		200	3	9	(6)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		2,200	31	62	(31)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		400	6	13	(7)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		900	13	25	(12)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		100	2	2	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		100	2	5	(3)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		4,500	64	114	(50)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		100	2	4	(2)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	CSFB	EUR	1,500	(11)	(4)	(7)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	MSC		1,200	(8)	(7)	(1)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	1,400	0	0	0

							$382	$256	$126

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR plus a specified spread	$	117,118	01/31/2012	BOA	$3,997

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index June Futures	$475.000	06/16/2011	788	$23	$0

(k)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	42	$19	$(23)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	54	25	(13)
Put - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/21/2011	1	0	(1)
Call - CBOT U.S. Treasury 10-Year Note May Futures	123.000	04/21/2011	1	0	0
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	39	32	(29)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	69	30	(37)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	69	43	(14)
Call - CME S&P 500 Index April Futures	1,330.000	04/15/2011	10	25	(27)
Put - CME S&P 500 Index April Futures	1,230.000	04/15/2011	10	34	(4)

				$208	$(148)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	4,000	$8	$(17)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		4,500	26	(61)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		5,600	21	(48)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,300	19	(34)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	(4)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,300	14	(34)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,300	8	(19)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		10,100	80	(147)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	(13)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,400	31	(44)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,600	18	(20)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		4,200	44	(66)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	11	(13)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,200	25	(28)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,000	29	(47)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,500	26	(45)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	(115)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,200	30	(36)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		300	4	(2)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		600	8	(4)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		300	4	(2)
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.100%	04/25/2011		1,100	3	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.700%	04/25/2011		1,100	6	(7)

150	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$	300	4	(2)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,100	7	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.100%	04/25/2011		3,900	15	(1)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.700%	04/25/2011		3,900	16	(24)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		600	8	(4)

								$570	$(837)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$	1,900	$10	$(16)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011		1,800	9	(15)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	10/11/2011		5,700	64	(101)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011		2,700	29	(48)

						$112	$(180)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,100	$10	$(6)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	400	5	(2)

						$15	$(8)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	326	$79,200	$727
Sales	542	125,000	1,505
Closing Buys	(553)	(96,300)	(1,150)
Expirations	(12)	(6,100)	(87)
Exercised	(8)	(19,700)	(90)

Balance at 03/31/2011	295	$82,100	$905

(l)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	04/01/2041	$3,000	$3,210	$(3,206)
Fannie Mae	6.000%	04/01/2041	1,000	1,083	(1,087)
U.S. Treasury Bonds	3.625%	02/15/2021	300	306	(304)

				$4,599	$(4,597)

(m)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,055	04/2011	RBS	$56	$0	$56
Buy	BRL	8,392	04/2011	BCLY	181	0	181
Sell		12,082	04/2011	CITI	0	(170)	(170)
Buy		3,689	04/2011	UBS	59	0	59
Buy		12,082	06/2011	CITI	178	0	178
Buy		186	09/2011	BOA	10	0	10
Buy	CAD	7,585	06/2011	BNP	49	0	49
Buy	CHF	92	05/2011	MSC	2	0	2
Buy	CNY	4,245	04/2011	BCLY	7	0	7
Buy		2,841	04/2011	DUB	11	0	11
Sell		9,881	04/2011	DUB	0	(8)	(8)
Buy		1,854	04/2011	HSBC	3	0	3
Buy		941	04/2011	MSC	2	0	2
Buy		153	11/2011	BCLY	0	0	0
Buy		920	11/2011	CITI	1	0	1
Buy		568	11/2011	JPM	0	(1)	(1)
Buy		9,881	02/2013	DUB	0	(1)	(1)

See Accompanying Notes	Annual Report	March 31, 2011	151

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	3,011	04/2011	CITI	$0	$(202)	$(202)
Sell		830	04/2011	DUB	0	(39)	(39)
Sell		48	04/2011	JPM	0	(3)	(3)
Sell		16	04/2011	MSC	0	0	0
Sell		4,200	04/2011	UBS	0	(218)	(218)
Sell	GBP	398	06/2011	BOA	1	0	1
Buy	IDR	1,765,000	04/2011	BCLY	3	0	3
Buy		367,720	04/2011	CITI	2	0	2
Sell		9,296,620	04/2011	CITI	0	(2)	(2)
Buy		3,527,900	04/2011	JPM	5	0	5
Buy		3,636,000	04/2011	MSC	18	0	18
Buy		976,895	07/2011	BCLY	6	0	6
Buy		1,000,300	07/2011	CITI	7	0	7
Buy		1,377,100	07/2011	HSBC	9	0	9
Buy		1,798,000	07/2011	JPM	9	0	9
Buy		9,296,620	01/2012	CITI	7	0	7
Buy	INR	13,716	05/2011	BCLY	7	0	7
Buy		9,290	05/2011	BOA	8	0	8
Buy		9,206	05/2011	JPM	6	0	6
Buy		41,315	08/2011	MSC	31	0	31
Sell	JPY	80,725	04/2011	CITI	36	0	36
Sell		20,824	04/2011	RBS	0	0	0
Buy	KRW	111,900	05/2011	BCLY	2	0	2
Buy		503,980	05/2011	CITI	10	0	10
Buy		111,900	05/2011	GSC	2	0	2
Buy		144,750	05/2011	HSBC	5	0	5
Buy		1,528,971	05/2011	JPM	55	0	55
Buy		1,349,620	05/2011	MSC	28	0	28
Buy		253,420	05/2011	RBS	7	0	7
Buy		116,150	05/2011	UBS	6	0	6
Buy		90,160	08/2011	CITI	2	0	2
Buy		78,911	08/2011	GSC	1	0	1
Buy		49,740	08/2011	MSC	1	0	1
Buy		63,000	08/2011	RBS	1	0	1
Buy	MXN	427	07/2011	DUB	1	0	1
Buy		43,575	07/2011	HSBC	117	0	117
Buy		1,226	07/2011	MSC	2	0	2
Buy		1,226	07/2011	UBS	2	0	2
Buy	MYR	300	08/2011	BCLY	2	0	2
Buy		720	08/2011	CITI	4	0	4
Buy		273	08/2011	HSBC	1	0	1
Buy		100	08/2011	JPM	0	0	0
Buy	PHP	6,498	04/2011	CITI	1	(1)	0
Sell		8,826	04/2011	HSBC	0	0	0
Buy		6,509	04/2011	JPM	1	(1)	0
Sell		4,182	04/2011	MSC	0	0	0
Buy		8,882	06/2011	BCLY	5	0	5
Buy		6,550	06/2011	CITI	1	(2)	(1)
Buy		28,540	06/2011	JPM	9	0	9
Buy		6,719	11/2011	BCLY	3	0	3
Buy		13,006	11/2011	CITI	3	(1)	2
Buy		2,202	11/2011	DUB	1	0	1
Buy		4,392	11/2011	GSC	1	0	1
Buy		4,410	11/2011	JPM	2	0	2
Buy		8,826	03/2012	HSBC	0	0	0
Buy		4,182	03/2012	MSC	0	0	0
Sell	RUB	2,897	04/2011	BCLY	0	0	0
Buy		2,897	07/2011	BCLY	0	0	0
Buy	SGD	778	06/2011	BOA	9	0	9
Buy		129	06/2011	CITI	2	0	2
Buy		325	06/2011	GSC	8	0	8
Buy		324	06/2011	JPM	7	0	7
Buy		131	06/2011	RBS	4	0	4
Buy		511	09/2011	BCLY	6	0	6
Buy		200	09/2011	CITI	2	0	2
Buy		128	09/2011	DUB	1	0	1
Buy		100	09/2011	JPM	1	0	1
Buy		228	09/2011	RBS	3	0	3
Buy	TRY	1,351	07/2011	HSBC	8	0	8
Buy	TWD	3,532	04/2011	BCLY	0	0	0
Sell		3,532	04/2011	BCLY	0	0	0
Buy		565	04/2011	BOA	1	0	1
Sell		565	04/2011	BOA	0	0	0
Buy		2,387	04/2011	DUB	1	0	1
Sell		2,387	04/2011	DUB	0	0	0

152	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	580	04/2011	JPM	$1	$0	$1
Sell		580	04/2011	JPM	0	0	0
Buy		3,532	01/2012	BCLY	0	0	0
Buy	ZAR	1,394	04/2011	JPM	5	0	5
Buy		1,395	04/2011	MSC	6	0	6
Buy		697	07/2011	HSBC	1	0	1
Buy		3,965	07/2011	JPM	0	(3)	(3)
Buy		760	09/2011	BCLY	10	0	10

					$1,066	$(652)	$414

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$1,554	$0	$1,554
Corporate Bonds & Notes
Banking & Finance	0	78,887	303	79,190
Industrials	0	38,779	0	38,779
Utilities	0	10,723	0	10,723
Convertible Bonds & Notes
Industrials	0	93	0	93
Municipal Bonds & Notes
California	0	5,797	0	5,797
Illinois	0	2,741	0	2,741
Iowa	0	525	0	525
Nevada	0	99	0	99
New Jersey	0	1,077	0	1,077
New York	0	2,356	0	2,356
North Carolina	0	207	0	207
Ohio	0	1,739	0	1,739
Texas	0	594	0	594
West Virginia	0	398	0	398
U.S. Government Agencies	0	56,479	1,574	58,053
U.S. Treasury Obligations	0	8,181	0	8,181
Mortgage-Backed Securities	0	20,738	0	20,738
Asset-Backed Securities	0	10,674	6,738	17,412
Sovereign Issues	0	15,474	544	16,018
Common Stocks
Financials	38	0	0	38
Convertible Preferred Securities
Banking & Finance	2,059	0	0	2,059
Industrials	0	277	0	277
Preferred Securities
Banking & Finance	0	0	1,648	1,648

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Short-Term Instruments
Certificates of Deposit	$0	$8,685	$0	$8,685
Commercial Paper	0	2,890	0	2,890
Repurchase Agreements	0	12,100	0	12,100
Short-Term Notes	0	1,078	0	1,078
U.S. Treasury Bills	0	14,361	0	14,361
PIMCO Short-Term Floating NAV Portfolio	105,783	0	0	105,783
Purchased Options
Equity Contracts	0	0	0	0
	$107,880	$296,506	$10,807	$415,193

Short Sales, at value	$0	$(4,597)	$0	$(4,597)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	281	0	281
Equity Contracts	2,992	3,997	0	6,989
Foreign Exchange Contracts	0	1,066	0	1,066
Interest Rate Contracts	206	280	0	486
	$3,198	$5,624	$0	$8,822

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(38)	0	(38)
Equity Contracts	0	(31)	0	(31)
Foreign Exchange Contracts	0	(652)	0	(652)
Interest Rate Contracts	(476)	(1,108)	(188)	(1,772)
	$(476)	$(1,829)	$(188)	$(2,493)

Totals	$110,602	$295,704	$10,619	$416,925

See Accompanying Notes	Annual Report	March 31, 2011	153

Schedule of Investments PIMCO StocksPLUS® Total Return Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$306	$0	$0	$0	$(3)	$0	$0	$303	$(3)
U.S. Government Agencies	0	1,900	(326)	0	0	0	0	0	1,574	0
Asset-Backed Securities	1,115	5,706	(124)	13	4	24	0	0	6,738	23
Sovereign Issues	0	551	0	0	0	(7)	0	0	544	(6)
Preferred Securities
Banking & Finance	1,768	0	0	0	0	(120)	0	0	1,648	(120)

	$2,883	$8,463	$(450)	$13	$4	$(106)	$0	$0	$10,807	$(106)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(9)	$0	$(117)	$0	$0	$(62)	$0	$0	$(188)	$(62)

Totals	$2,874	$8,463	$(567)	$13	$4	$(168)	$0	$0	$10,619	$(168)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$318	$318
Unrealized appreciation on foreign currency contracts	0	0	0	1,066	0	1,066
Unrealized appreciation on swap agreements	0	281	3,997	0	280	4,558

	$0	$281	$3,997	$1,066	$598	$5,942

Liabilities:
Written options outstanding	$0	$0	$31	$0	$1,142	$1,173
Variation margin payable (2)	0	0	583	0	0	583
Unrealized depreciation on foreign currency contracts	0	0	0	652	0	652
Unrealized depreciation on swap agreements	0	38	0	0	154	192

	$0	$38	$614	$652	$1,296	$2,600

154	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$(51)	$0	$(11)	$(62)
Net realized gain on futures contracts, written options and swaps	0	542	51,763	38	3,700	56,043
Net realized gain on foreign currency transactions	0	0	0	880	0	880

	$0	$542	$51,712	$918	$3,689	$56,861

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$(23)	$0	$1	$(22)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	56	(2,158)	(2)	(1,895)	(3,999)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	243	0	243

	$0	$56	$(2,181)	$241	$(1,894)	$(3,778)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,722 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$510	$(540)	$(30)
BNP	60	0	60
BOA	3,921	(4,160)	(239)
CITI	(170)	260	90
CSFB	1	0	1
DUB	38	(270)	(232)
GSC	(23)	0	(23)
HSBC	396	(260)	136
JPM	71	0	71
MLP	125	0	125
MSC	58	(320)	(262)
RBC	6	0	6
RBS	(297)	262	(35)
SOG	14	0	14
UBS	(189)	30	(159)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	155

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Petroleum Export Ltd.
3.309% due 12/07/2012		$2,337	$2,331

Total Bank Loan Obligations (Cost $2,337)			2,331

CORPORATE BONDS & NOTES 40.2%

BANKING & FINANCE 23.6%

Ally Financial, Inc.
3.512% due 02/11/2014		1,000	1,003
5.375% due 06/06/2011		2,900	2,925
6.000% due 04/01/2011		3,100	3,100
6.000% due 12/15/2011		7,300	7,482
6.625% due 05/15/2012		5,148	5,319
6.875% due 09/15/2011		13,322	13,605
6.875% due 08/28/2012		2,700	2,846
7.500% due 12/31/2013		1,174	1,275
7.500% due 09/15/2020		700	750
8.300% due 02/12/2015		700	769

American Express Bank FSB
5.500% due 04/16/2013		1,100	1,180
6.000% due 09/13/2017		700	776

American Express Co.
6.150% due 08/28/2017		1,700	1,902

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		2,000	1,997

American International Group, Inc.
4.000% due 09/20/2011	EUR	500	712
4.250% due 05/15/2013		$3,400	3,517
4.950% due 03/20/2012		3,000	3,092
5.450% due 05/18/2017		100	103
5.600% due 10/18/2016		3,000	3,123
5.750% due 03/15/2067	GBP	200	278
5.850% due 01/16/2018		$3,400	3,548
6.250% due 03/15/2087		1,000	920
6.400% due 12/15/2020		400	427
8.625% due 05/22/2068	GBP	3,100	5,209

ASIF I
3.000% due 02/17/2017	EUR	3,100	3,368

BA Covered Bond Issuer
5.500% due 06/14/2012		$1,000	1,044

Banco do Brasil S.A.
3.007% due 07/02/2014		1,900	1,918

Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	2,005
4.500% due 04/06/2015		3,400	3,472

Banco Santander Chile
1.903% due 01/19/2016		1,400	1,396

Bank of America Corp.
0.643% due 08/15/2016		100	93
4.500% due 04/01/2015		1,400	1,453
6.500% due 08/01/2016		2,200	2,434

Bank of America N.A.
6.000% due 10/15/2036		300	293

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		300	308

Bank of Montreal
2.850% due 06/09/2015		700	706

Bank of Nova Scotia
1.650% due 10/29/2015		1,300	1,247

Bank of Scotland PLC
4.880% due 04/15/2011		5,500	5,505

Barclays Bank PLC
6.050% due 12/04/2017		900	938
14.000% due 11/29/2049	GBP	420	883

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	$604
6.500% due 03/10/2021		1,400	1,389

Bear Stearns Cos. LLC
6.400% due 10/02/2017		700	786
6.950% due 08/10/2012		4,100	4,414

BNP Paribas
0.703% due 04/08/2013		3,100	3,088

BPCE S.A.
2.375% due 10/04/2013		500	500

C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	157

CBA Capital Trust I
5.805% due 08/29/2049		2,900	2,977

CIT Group, Inc.
7.000% due 05/01/2013		16	17
7.000% due 05/01/2014		32	33
7.000% due 05/01/2015		4,232	4,280
7.000% due 05/01/2016		54	54
7.000% due 05/01/2017		75	75

Citigroup Capital XXI
8.300% due 12/21/2077		500	522

Citigroup, Inc.
0.404% due 05/18/2011		4,000	4,000
0.434% due 03/16/2012		100	100
1.164% due 02/15/2013		1,200	1,204
1.753% due 01/13/2014		3,300	3,355
2.312% due 08/13/2013		1,500	1,545
5.500% due 04/11/2013		6,000	6,419
5.625% due 08/27/2012		200	210
8.500% due 05/22/2019		100	123

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	7,100	10,196

Countrywide Financial Corp.
5.800% due 06/07/2012		$2,600	2,735

Credit Agricole S.A.
8.375% due 10/29/2049		4,400	4,730

Credit Suisse
2.200% due 01/14/2014		1,200	1,204

Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/31/2049		1,300	1,287

Daimler International Finance BV
5.875% due 09/08/2011	EUR	5,000	7,208

Deutsche Bank AG
1.872% due 09/22/2015		600	817
6.000% due 09/01/2017		$600	665

Deutsche Bank Capital Funding Trust I
5.010% due 12/29/2049		3,900	3,218

Dexia Credit Local
2.000% due 03/05/2013		19,600	19,458

Dexia Credit Local S.A.
0.959% due 09/23/2011		1,300	1,302

FCE Bank PLC
7.125% due 01/16/2012	EUR	800	1,173

Ford Motor Credit Co. LLC
3.053% due 01/13/2012		$9,900	9,999
7.000% due 10/01/2013		3,100	3,346
7.250% due 10/25/2011		600	618
7.500% due 08/01/2012		5,500	5,864
8.000% due 06/01/2014		2,400	2,669

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	574

General Electric Capital Corp.
5.500% due 09/15/2067		1,900	2,484
6.875% due 01/10/2039		$1,000	1,120

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
1.407% due 01/30/2017	EUR	1,200	$1,587
6.150% due 04/01/2018		$5,400	5,853

HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,196

ING Bank NV
2.500% due 01/14/2016		800	767

International Lease Finance Corp.
0.633% due 07/01/2011		300	300
1.468% due 08/15/2011	EUR	5,100	7,164
4.750% due 01/13/2012		$1,200	1,218
5.000% due 09/15/2012		2,500	2,551
5.750% due 06/15/2011		900	908

Intesa Sanpaolo SpA
2.712% due 02/24/2014		2,700	2,737
8.047% due 06/29/2049	EUR	3,700	5,152

JPMorgan Chase & Co.
1.057% due 09/30/2013		$1,000	1,005
1.447% due 09/26/2013	EUR	1,900	2,666
4.250% due 10/15/2020		$1,800	1,721
5.250% due 05/01/2015		1,000	1,070

JPMorgan Chase Capital XXI
1.254% due 01/15/2087		1,700	1,430

LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	100	154
7.875% due 11/01/2020		$2,400	2,353

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	430

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$300	78
5.625% due 01/24/2013 (a)		300	80

Lloyds TSB Bank PLC
2.653% due 01/24/2014		5,000	5,130
4.875% due 01/21/2016		1,500	1,546
5.800% due 01/13/2020		5,000	5,008

Merrill Lynch & Co., Inc.
0.540% due 06/05/2012		1,400	1,395
6.400% due 08/28/2017		4,700	5,124

Morgan Stanley
0.553% due 01/09/2012		300	300
2.812% due 05/14/2013		1,000	1,036
5.625% due 01/09/2012		5,000	5,192
5.950% due 12/28/2017		500	537
6.600% due 04/01/2012		1,000	1,058
7.300% due 05/13/2019		100	113

Nationwide Building Society
6.250% due 02/25/2020		1,400	1,457

Nomura Holdings, Inc.
6.700% due 03/04/2020		5,100	5,436

Nordea Bank AB
2.125% due 01/14/2014		600	598
4.875% due 01/27/2020		3,300	3,378

Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,692

Pacific LifeCorp
6.000% due 02/10/2020		300	320

Prudential Financial, Inc.
3.500% due 06/10/2013		1,000	1,022

Qatari Diar Finance QSC
3.500% due 07/21/2015		1,300	1,306

Resona Bank Ltd.
5.850% due 09/29/2049		600	593

Royal Bank of Scotland Group PLC
0.583% due 10/14/2016		1,400	1,221
0.707% due 04/08/2011		2,500	2,500
1.450% due 10/20/2011		21,800	21,937

156	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 03/16/2016		$7,000	$7,043
4.875% due 08/25/2014		100	104
6.990% due 10/29/2049 (a)		900	809

Santander UK PLC
1.247% due 10/10/2017	EUR	5,500	7,085

SLM Corp.
0.533% due 10/25/2011		$1,200	1,187
0.603% due 01/27/2014		700	664
3.616% due 01/31/2014		1,000	981
6.250% due 01/25/2016		600	626
8.000% due 03/25/2020		1,300	1,419

Societe Generale
5.922% due 04/29/2049		500	473

Springleaf Finance Corp.
0.560% due 12/15/2011		9,200	8,885

State Bank of India
4.500% due 07/27/2015		4,300	4,387

Temasek Financial Ltd.
4.300% due 10/25/2019		500	508

UBS AG
1.412% due 02/23/2012		500	504

UBS Preferred Funding Trust V
6.243% due 05/29/2049		6,900	6,883

USB Capital IX
6.189% due 10/29/2049		300	254

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		700	714

Wachovia Corp.
0.433% due 10/15/2011		4,400	4,405
0.494% due 08/01/2013		700	697

Wells Fargo & Co.
7.980% due 03/29/2049		6,900	7,590

Wells Fargo Bank N.A.
4.750% due 02/09/2015		3,300	3,510

			377,487

INDUSTRIALS 12.2%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		1,375	1,383

Alcoa, Inc.
6.150% due 08/15/2020		1,600	1,691

Altria Group, Inc.
4.125% due 09/11/2015		1,100	1,143
7.750% due 02/06/2014		2,300	2,640

AmeriGas Partners LP
7.125% due 05/20/2016		200	208

Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		9,900	9,986

BMW Finance NV
5.250% due 05/21/2012		1,200	1,260

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,374

Codelco, Inc.
7.500% due 01/15/2019		300	363

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		25,000	28,169

Continental Airlines, Inc.
6.750% due 09/15/2015		6,500	6,589

Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		3,600	4,005

CSN Islands XI Corp.
6.875% due 09/21/2019		400	446

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSN Resources S.A.
6.500% due 07/21/2020		$2,700	$2,889

Daimler Finance North America LLC
7.300% due 01/15/2012		4,900	5,148

DCP Midstream LLC
9.700% due 12/01/2013		3,435	4,045

Deutsche Telekom International Finance BV
5.250% due 07/22/2013		5,000	5,402

Dow Chemical Co.
4.850% due 08/15/2012		3,500	3,666

Eaton Vance Corp.
6.500% due 10/02/2017		600	680

Eli Lilly & Co.
4.200% due 03/06/2014		10,000	10,718

EnCana Corp.
6.300% due 11/01/2011		3,800	3,923

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		52	56

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		900	1,025

Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		500	524
6.212% due 11/22/2016		100	110
8.146% due 04/11/2018		1,000	1,184

General Mills, Inc.
5.250% due 08/15/2013		4,784	5,198

Gerdau Trade, Inc.
5.750% due 01/30/2021		500	509

Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		1,000	1,061
7.625% due 04/09/2019		1,000	1,199

Kraft Foods, Inc.
2.625% due 05/08/2013		9,500	9,722

Lyondell Chemical Co.
8.000% due 11/01/2017		2,700	2,984

Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,037

Northwest Airlines Pass-Through Trust
1.360% due 08/06/2011		2,562	2,475

Novatek Finance Ltd.
5.326% due 02/03/2016		600	619

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		2,400	2,541

Oracle Corp.
5.750% due 04/15/2018		500	560

Pearson Dollar Finance PLC
5.500% due 05/06/2013		600	643

Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,124
7.500% due 12/18/2013	GBP	100	176

Petrobras International Finance Co.
5.750% due 01/20/2020		$3,600	3,728
5.875% due 03/01/2018		800	851
7.875% due 03/15/2019		2,200	2,591
8.375% due 12/10/2018		400	484

Petroleos Mexicanos
6.000% due 03/05/2020		1,200	1,280

PPG Industries, Inc.
1.900% due 01/15/2016		2,300	2,178

Reliance Holdings USA, Inc.
4.500% due 10/19/2020		6,700	6,315

Reynolds American, Inc.
1.010% due 06/15/2011		2,360	2,362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	$150	$160

Telefonica Emisiones SAU
0.640% due 02/04/2013	2,000	1,982
2.582% due 04/26/2013	3,000	3,028

Tenneco, Inc.
8.125% due 11/15/2015	200	215

Time Warner Cable, Inc.
6.200% due 07/01/2013	10,700	11,761

Time Warner, Inc.
6.100% due 07/15/2040	7,100	6,967

Total Capital S.A.
4.450% due 06/24/2020	400	409

Transocean, Inc.
4.950% due 11/15/2015	2,000	2,113

Union Pacific Corp.
5.700% due 08/15/2018	500	560

Vale Overseas Ltd.
5.625% due 09/15/2019	1,500	1,576
6.875% due 11/10/2039	3,100	3,328
8.250% due 01/17/2034	1,200	1,466

Vivendi S.A.
5.750% due 04/04/2013	2,700	2,899

Xerox Corp.
5.500% due 05/15/2012	8,700	9,100

		195,828

UTILITIES 4.4%

AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	200	248

AT&T, Inc.
4.950% due 01/15/2013	3,292	3,506

BP Capital Markets PLC
3.125% due 03/10/2012	1,000	1,022

British Telecommunications PLC
5.150% due 01/15/2013	4,000	4,255

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,300	3,712

Cleco Power LLC
6.000% due 12/01/2040	4,600	4,404

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	3,000	3,054

EDF S.A.
4.600% due 01/27/2020	3,000	3,060
5.500% due 01/26/2014	200	219
6.500% due 01/26/2019	200	229
6.950% due 01/26/2039	200	233

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	200	241

Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,420

NGPL PipeCo LLC
6.514% due 12/15/2012	8,000	8,568

NV Energy, Inc.
6.250% due 11/15/2020	1,200	1,226

Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013	10,000	10,906

Qtel International Finance Ltd.
3.375% due 10/14/2016	1,900	1,838
4.750% due 02/16/2021	300	281

Qwest Corp.
3.560% due 06/15/2013	4,050	4,242
7.875% due 09/01/2011	7,300	7,519

See Accompanying Notes	Annual Report	March 31, 2011	157

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TNK-BP Finance S.A.
6.125% due 03/20/2012	$100	$105
6.625% due 03/20/2017	1,900	2,038

Verizon Communications, Inc.
5.250% due 04/15/2013	300	323

Verizon Wireless Capital LLC
2.914% due 05/20/2011	2,400	2,408

Vodafone Group PLC
5.000% due 12/16/2013	3,200	3,472

		70,529

Total Corporate Bonds & Notes (Cost $623,769)		643,844

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Chesapeake Energy Corp.
2.250% due 12/15/2038	500	462

Goodrich Petroleum Corp.
3.250% due 12/01/2026	150	152

Total Convertible Bonds & Notes (Cost $508)		614

MUNICIPAL BONDS & NOTES 4.6%

CALIFORNIA 1.4%

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	703
6.918% due 04/01/2040	490	502

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	108
7.550% due 04/01/2039	100	109

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	1,642
7.950% due 03/01/2036	3,700	3,957

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105

California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	997

California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	99
7.021% due 08/01/2040	200	197

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	736

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,500	8,204

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	300	312
7.618% due 08/01/2040	500	502

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,000	1,047

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	839

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	937

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	$90	$68

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	300	296
6.548% due 05/15/2048	500	491

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	300	302

		22,153

ILLINOIS 0.8%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	9,700	9,980

Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	930

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	785

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	400	384

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	700	701

		12,780

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	75	68

LOUISIANA 0.0%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	23

NEVADA 0.3%

Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	600	595

North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	3,900	3,991

		4,586

NEW JERSEY 0.1%

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,292

NEW YORK 1.4%

New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	8,300	8,303
6.646% due 12/01/2031	7,100	7,363

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	100	100
6.011% due 06/15/2042	1,000	1,024
6.282% due 06/15/2042	100	99

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	$700	$721

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,475

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	2,427

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	958

		22,470

OHIO 0.4%

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	1,710

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	6,325	4,209

		5,919

TEXAS 0.2%

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,900	3,861

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	285	199

Total Municipal Bonds & Notes (Cost $73,071)		73,351

U.S. GOVERNMENT AGENCIES 15.1%

Fannie Mae
0.600% due 07/25/2037 - 09/25/2042	3,694	3,693
0.630% due 07/25/2037	3,935	3,937
0.650% due 09/25/2035	2,710	2,708
0.660% due 09/25/2035	5,272	5,269
0.700% due 09/25/2035	1,696	1,697
0.970% due 06/25/2037	6,697	6,745
0.980% due 06/25/2040	15,464	15,573
0.990% due 03/25/2040	6,066	6,113
1.918% due 09/01/2035	82	84
2.295% due 11/01/2035	16	16
2.397% due 12/01/2033	46	48
2.464% due 10/01/2034	7	7
2.467% due 03/01/2035	10	10
2.575% due 12/01/2033	19	20
2.694% due 06/01/2035	123	129
2.700% due 06/01/2034	364	380
2.825% due 07/01/2035	59	62
2.945% due 06/01/2035	163	172
4.000% due 09/01/2023 - 01/01/2041	1,411	1,431
4.500% due 05/01/2023 - 04/01/2041	7,728	8,026
5.000% due 02/01/2034 - 05/01/2041	72,283	75,448
5.500% due 11/01/2021 - 05/01/2041	33,705	36,027
6.000% due 10/01/2026 - 05/01/2041	31,271	34,042
6.000% due 05/01/2027 (h)	345	375
6.500% due 05/01/2037 - 02/01/2039	1,797	2,017

158	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.955% due 08/15/2037		$9,355	$9,418
0.965% due 10/15/2037		2,312	2,328
0.975% due 05/15/2037 - 09/15/2037		10,307	10,378
2.622% due 06/01/2035		167	174
3.047% due 11/01/2034		69	73
4.500% due 04/01/2041		6,000	6,087
5.500% due 08/15/2030 - 10/01/2039		4,883	5,214
6.000% due 08/01/2027 - 11/01/2037		2,888	3,141

Ginnie Mae
6.000% due 07/15/2037 - 08/15/2037		309	346

Small Business Administration
4.430% due 05/01/2029		1,142	1,191
5.520% due 06/01/2024		13	15

Total U.S. Government Agencies (Cost $241,138)			242,394

U.S. TREASURY OBLIGATIONS 6.0%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028 (h)		14,610	14,904
2.000% due 01/15/2026 (h)		3,106	3,318
2.375% due 01/15/2025 (h)		10,046	11,289
2.375% due 01/15/2027 (h)		2,730	3,040
2.500% due 01/15/2029 (h)		31,895	36,169
3.875% due 04/15/2029 (h)		19,957	26,732

Total U.S. Treasury Obligations (Cost $97,966)			95,452

MORTGAGE-BACKED SECURITIES 7.0%

American Home Mortgage Investment Trust
2.250% due 02/25/2045		23	22

Arran Residential Mortgages Funding PLC
2.291% due 05/16/2047	EUR	928	1,314
2.491% due 05/16/2047		2,800	3,976

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		$2,900	3,063
5.741% due 05/10/2045		300	326

Banc of America Funding Corp.
2.768% due 06/25/2034		91	89
2.828% due 05/25/2035		40	40

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		787	745

Banc of America Mortgage Securities, Inc.
2.959% due 05/25/2033		133	133

Banc of America Re-REMIC Trust
1.274% due 01/17/2049		10,119	10,112

BCRR Trust
5.858% due 07/17/2040		500	537

Bear Stearns Adjustable Rate Mortgage Trust
3.057% due 11/25/2034		261	223
3.339% due 12/25/2035		154	148
3.607% due 11/25/2034		68	69

Bear Stearns Alt-A Trust
2.987% due 09/25/2035		39	31

Bear Stearns Commercial Mortgage Securities
0.365% due 03/15/2019		2,233	2,200

Chase Mortgage Finance Corp.
6.000% due 09/25/2036		2,722	2,622
6.000% due 12/25/2036		934	953

Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		48	47
2.820% due 12/25/2035		73	67

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		$300	$316
5.543% due 12/11/2049		3,800	4,043

Countrywide Alternative Loan Trust
0.530% due 02/25/2037		613	376

Countrywide Home Loan Mortgage Pass- Through Trust
2.812% due 02/20/2035		311	268
3.017% due 02/20/2036		47	40
3.118% due 11/25/2034		2,276	1,989

European Loan Conduit
1.243% due 05/15/2019	EUR	257	335

Extended Stay America Trust
2.950% due 11/05/2027		$6,756	6,644

Granite Mortgages PLC
0.996% due 09/20/2044	GBP	1,576	2,417
1.156% due 01/20/2044		257	394
1.392% due 01/20/2044	EUR	288	389

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		$100	106

GSR Mortgage Loan Trust
2.796% due 09/25/2035		128	125
5.181% due 11/25/2035		195	188
5.314% due 11/25/2035		6,016	5,235

Harborview Mortgage Loan Trust
0.424% due 12/19/2036		1,221	815
0.474% due 05/19/2035		42	29

Holmes Master Issuer PLC
2.339% due 10/15/2054	EUR	1,500	2,126

JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		$1,477	1,494
5.336% due 05/15/2047		1,700	1,780
5.882% due 02/15/2051		100	107

JPMorgan Mortgage Trust
5.041% due 02/25/2035		54	55
5.387% due 07/25/2035		3,420	3,432
5.750% due 01/25/2036		268	252
6.020% due 10/25/2036		1,135	963

MASTR Adjustable Rate Mortgages Trust
2.537% due 07/25/2035		2,731	2,225

Mellon Residential Funding Corp.
0.695% due 12/15/2030		295	282
0.735% due 06/15/2030		4	4

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,647
5.485% due 03/12/2051		100	105

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036		135	104
2.333% due 05/25/2033		118	119
5.311% due 09/25/2035		7,088	6,496

MLCC Mortgage Investors, Inc.
0.500% due 11/25/2035		147	134
4.250% due 10/25/2035		8,929	7,630

Morgan Stanley Capital I
5.610% due 04/15/2049		2,977	3,013
5.809% due 12/12/2049		1,700	1,837

Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		2,762	2,716

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		594	550

OBP Depositor LLC Trust
4.646% due 07/15/2045		6,900	7,011

Permanent Master Issuer PLC
1.116% due 07/15/2033	EUR	4,350	6,132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
1.712% due 01/25/2035		$95	$55
2.585% due 02/25/2034		118	114
2.630% due 08/25/2034		178	172

Structured Asset Mortgage Investments, Inc.
0.530% due 02/25/2036		53	32

Structured Asset Securities Corp.
0.300% due 05/25/2036		46	45

Thornburg Mortgage Securities Trust
0.360% due 11/25/2046		180	177

Wachovia Bank Commercial Mortgage Trust
0.345% due 09/15/2021		663	657
5.509% due 04/15/2047		100	104

WaMu Mortgage Pass-Through Certificates
1.512% due 11/25/2042		18	16
2.984% due 10/25/2046		530	397
5.709% due 02/25/2037		2,500	2,158

Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036		197	177
4.910% due 01/25/2035		178	179
5.476% due 12/25/2036		7,719	7,295

Total Mortgage-Backed Securities (Cost $109,140)			112,218

ASSET-BACKED SECURITIES 2.2%

ACE Securities Corp.
0.310% due 10/25/2036		33	11

Asset-Backed Securities Corp. Home Equity
0.524% due 09/25/2034		71	65

Ballyrock CDO Ltd.
0.842% due 11/20/2015		722	706

Centurion CDO VII Ltd.
0.674% due 01/30/2016		5,020	4,805

Citigroup Mortgage Loan Trust, Inc.
0.310% due 05/25/2037		186	177

Countrywide Asset-Backed Certificates
0.330% due 06/25/2037		8	8
0.730% due 12/25/2031		4	2

Endurance CLO I Ltd.
0.763% due 02/15/2014		2,701	2,624

GSPA Monetization Trust
6.422% due 10/09/2029		2,559	2,442

HSI Asset Securitization Corp. Trust
0.300% due 12/25/2036		5	5

Long Beach Mortgage Loan Trust
0.530% due 10/25/2034		9	8

Massachusetts Educational Financing Authority
1.253% due 04/25/2038		2,670	2,658

Park Place Securities, Inc.
0.562% due 10/25/2034		25	25

Penta CLO S.A.
1.478% due 06/04/2024	EUR	968	1,239

SLM Student Loan Trust
0.553% due 07/25/2013		$18	18
0.603% due 01/25/2015		32	32
0.803% due 10/25/2017		1,100	1,097
1.433% due 12/15/2023	EUR	7,306	9,951
3.500% due 08/17/2043		$2,549	2,539
4.500% due 11/16/2043		1,343	1,306
6.255% due 07/15/2042		2,482	2,398

Structured Asset Securities Corp.
0.300% due 10/25/2036		11	11

See Accompanying Notes	Annual Report	March 31, 2011	159

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wind River CLO Ltd.
0.639% due 12/19/2016		$3,836	$3,730

Total Asset-Backed Securities (Cost $35,794)			35,857

SOVEREIGN ISSUES 7.0%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	816
5.500% due 07/12/2020		$2,100	2,147

Canada Government International Bond
1.500% due 12/01/2012	CAD	1,900	1,953
1.750% due 03/01/2013		5,700	5,872
2.000% due 12/01/2014		2,500	2,542
2.500% due 09/01/2013		3,700	3,861
3.000% due 12/01/2015		400	419
4.500% due 06/01/2015		400	445

Canada Housing Trust No. 1
2.450% due 12/15/2015		28,000	28,313
2.750% due 12/15/2015		2,200	2,254
3.350% due 12/15/2020		4,800	4,810
4.000% due 06/15/2012		1,000	1,061
4.550% due 12/15/2012		1,000	1,079
4.800% due 06/15/2012		1,500	1,607

Export-Import Bank of Korea
4.000% due 01/29/2021		$3,300	3,017
5.125% due 06/29/2020		600	607
5.875% due 01/14/2015		1,900	2,082
8.125% due 01/21/2014		6,400	7,339

Indonesia Government International Bond
7.500% due 01/15/2016		1,500	1,740

Korea Development Bank
4.375% due 08/10/2015		2,500	2,595

Korea Finance Corp.
3.250% due 09/20/2016		1,200	1,164

Korea Housing Finance Corp.
4.125% due 12/15/2015		500	511

Mexico Government International Bond
6.000% due 06/18/2015	MXN	103,500	8,471
6.050% due 01/11/2040		$400	414

Province of Ontario Canada
1.375% due 01/27/2014		2,800	2,792
4.200% due 03/08/2018	CAD	100	107
4.200% due 06/02/2020		13,700	14,341
4.300% due 03/08/2017		600	650
4.400% due 06/02/2019		1,200	1,285
4.600% due 06/02/2039		1,000	1,041
5.500% due 06/02/2018		300	345

Province of Quebec Canada
4.500% due 12/01/2016		100	110

Russia Government International Bond
3.625% due 04/29/2015		$300	305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Financement de l'Economie Francaise
2.375% due 03/26/2012	$400	$404

Turkey Government International Bond
6.875% due 03/17/2036	5,000	5,318

Total Sovereign Issues (Cost $108,979)		111,817

	SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
American International Group, Inc. (b)	284	10

Total Common Stocks (Cost $12)		10

CONVERTIBLE PREFERRED SECURITIES 1.3%

BANKING & FINANCE 1.3%

American International Group, Inc.
8.500% due 08/01/2011	6,839	31

Bank of America Corp.
7.250% due 12/31/2049	9,000	9,099

Wells Fargo & Co.
7.500% due 12/31/2049	11,170	11,563

		20,693

INDUSTRIALS 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032	24,000	166

Total Convertible Preferred Securities (Cost $18,526)		20,859

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

DG Funding Trust
0.685% due 03/06/2032	85	646

Farm Credit Bank
10.000% due 03/06/2032	1,100	1,235

Total Preferred Securities (Cost $2,037)		1,881

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.2%

CERTIFICATES OF DEPOSIT 1.4%

Banco Do Brasil S.A.
0.000% due 02/15/2012	$9,500	9,571

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Itau Unibanco S.A.
1.450% due 06/13/2011	$4,700	$4,689
1.670% due 02/06/2012	5,400	5,321
1.700% due 09/12/2011	4,600	4,572

		24,153

COMMERCIAL PAPER 0.5%

Comcast Corp.
0.480% due 04/25/2011	1,300	1,300

Vodafone Group PLC
0.880% due 01/19/2012	6,300	6,265

		7,565

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 04/01/2011	495	495

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $505. Repurchase proceeds are $495.)

SHORT-TERM NOTES 1.4%

Banco Santander Brasil S.A.
2.596% due 12/28/2011	6,300	6,174

Pacific Gas & Electric Co.
0.883% due 10/11/2011	16,200	16,198

		22,372

U.S. TREASURY BILLS 2.1%
0.154% due 06/09/2011 - 09/15/2011 (c)(f)(h)	32,900	32,883

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 17.8%
	28,395,697	284,468

Total Short-Term Instruments (Cost $371,702)		371,936

PURCHASED OPTIONS (j) 0.0%
(Cost $144)		0

Total Investments 106.9% (Cost $1,685,123)		$1,712,564

Written Options (k) (0.5%) (Premiums $6,229)		(8,010)

Other Assets and Liabilities (Net) (6.4%)		(102,469)

Net Assets 100.0%		$1,602,085

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $5,221 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $27,825 at a weighted average interest rate of 0.052%. On March 31, 2011, there were no open reverse repurchase agreements.

160	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(h)	Securities with an aggregate market value of $121,921 and cash of $4 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	1,639	$564
90-Day Eurodollar December Futures	Long	12/2012	414	(944)
90-Day Eurodollar June Futures	Long	06/2012	2,024	(437)
90-Day Eurodollar March Futures	Long	03/2012	2,107	219
90-Day Eurodollar September Futures	Long	09/2011	1,649	474
90-Day Eurodollar September Futures	Long	09/2012	362	(650)
E-mini S&P 500 Index June Futures	Short	06/2011	17,341	(15,086)
S&P 500 Index June Futures	Short	06/2011	1,355	(6,724)
U.S. Treasury 2-Year Note June Futures	Long	06/2011	832	77
U.S. Treasury 10-Year Note June Futures	Short	06/2011	380	(158)

				$(22,665)

(i)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.966%	$	500	$1	$(7)	$8
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.009%		1,000	0	(16)	16
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.966%		300	0	(8)	8
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.966%		1,500	2	(15)	17
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.966%		500	1	(7)	8
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.966%		400	0	(11)	11
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.009%		1,100	0	(11)	11
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.047%		16,300	(29)	(92)	63
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.966%		1,700	3	(19)	22
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.009%		13,000	(1)	(177)	176
Brazil Government International Bond	MSC	1.000%	06/20/2015	0.966%		500	1	(5)	6
Brazil Government International Bond	MSC	1.950%	08/20/2016	1.141%		500	21	0	21
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.009%		500	0	(5)	5
China Government International Bond	BCLY	1.000%	03/20/2016	0.677%		700	11	8	3
China Government International Bond	BNP	1.000%	03/20/2016	0.677%		300	5	4	1
China Government International Bond	BOA	1.000%	06/20/2015	0.578%		900	16	15	1
China Government International Bond	CITI	1.000%	06/20/2015	0.578%		200	3	3	0
China Government International Bond	RBS	1.000%	06/20/2015	0.578%		400	7	7	0
France Government Bond	BCLY	0.250%	03/20/2016	0.724%		800	(18)	(30)	12
France Government Bond	DUB	0.250%	03/20/2016	0.724%		400	(9)	(16)	7
France Government Bond	GSC	0.250%	12/20/2015	0.693%		300	(6)	(6)	0
France Government Bond	MSC	0.250%	03/20/2016	0.724%		500	(11)	(17)	6
France Government Bond	RBS	0.250%	12/20/2015	0.693%		700	(14)	(14)	0
France Government Bond	RBS	0.250%	03/20/2016	0.724%		500	(11)	(17)	6
France Government Bond	UBS	0.250%	03/20/2016	0.724%		400	(9)	(16)	7
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	0.606%		800	17	0	17
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.080%		3,000	(9)	(59)	50
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.845%		3,900	555	139	416
Japan Government International Bond	BOA	1.000%	03/20/2016	0.965%		300	0	4	(4)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.965%		700	1	6	(5)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.367%		300	(5)	(9)	4
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.367%		300	(5)	(9)	4
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.367%		400	(7)	(12)	5
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	1.307%		1,700	(24)	(36)	12
MetLife, Inc.	BOA	1.000%	12/20/2015	1.432%		4,200	(79)	(203)	124
MetLife, Inc.	CITI	1.000%	12/20/2015	1.432%		2,300	(44)	(84)	40
MetLife, Inc.	GSC	1.000%	09/20/2015	1.370%		3,700	(57)	(238)	181
MetLife, Inc.	JPM	1.000%	09/20/2015	1.370%		5,800	(89)	(344)	255
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.890%		800	4	(18)	22
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.956%		300	1	(4)	5
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.400%		2,000	(65)	(86)	21
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.890%		500	3	(11)	14
Mexico Government International Bond	CITI	1.000%	09/20/2015	0.956%		700	1	(11)	12
Morgan Stanley	BOA	1.000%	06/20/2011	0.290%		200	1	1	0
Morgan Stanley	JPM	1.000%	06/20/2011	0.290%		500	1	2	(1)
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.290%		2,200	(27)	(64)	37
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.456%		800	(16)	(31)	15
Republic of Italy Government Bond	BOA	1.000%	03/20/2016	1.456%		14,700	(304)	(479)	175
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.456%		300	(7)	(12)	5
Republic of Italy Government Bond	MSC	1.000%	03/20/2016	1.456%		14,600	(303)	(476)	173
Spain Government International Bond	BOA	1.000%	03/20/2016	2.308%		300	(18)	(20)	2
Spain Government International Bond	GSC	1.000%	03/20/2016	2.308%		200	(11)	(13)	2
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.538%		300	7	6	1
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%		2,400	54	55	(1)

See Accompanying Notes	Annual Report	March 31, 2011	161

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.397%	$	100	$2	$1	$1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.425%		1,400	31	6	25
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.397%		200	4	1	3
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.425%		5,000	113	10	103

							$(312)	$(2,440)	$2,128

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$	14,300	$1,729	$1,825	$(96)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		3,600	435	434	1
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		6,100	737	718	19
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		700	85	80	5
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		2,600	315	300	15
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		3,300	434	437	(3)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		5,100	671	698	(27)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		5,400	711	730	(19)
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015		2,900	381	386	(5)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		1,600	210	190	20
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		800	105	104	1
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		200	26	26	0
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		1,200	158	156	2
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		400	53	56	(3)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		400	56	54	2
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015		10,000	347	38	309
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		289	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		579	6	0	6
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,254	14	0	14
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		7,600	57	(8)	65

						$6,533	$6,224	$309

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	1,000	$(10)	$(18)	$8
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	3	0	3
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	2	0	2
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	5	0	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	4	1	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		2,600	15	4	11
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		8,000	50	11	39
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,400	14	6	8
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		7,500	69	32	37
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	12	0	12
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		1,800	8	0	8
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		13,500	59	(6)	65
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		2,000	20	10	10
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	17	0	17
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		1,900	14	4	10
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	31	(7)	38
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		2,800	8	0	8
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,500	4	(2)	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		12,900	43	4	39
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		22,600	74	44	30
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		13,600	35	26	9

162	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY	BRL	5,000	$13	$0	$13
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		3,100	11	(4)	15
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		2,400	(2)	3	(5)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,700	(2)	3	(5)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		1,900	8	3	5
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,000	6	11	(5)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		900	5	2	3
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		7,500	55	30	25
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		38,600	283	(51)	334
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		900	8	3	5
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		11,900	79	49	30
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		5,100	40	19	21
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		8,000	85	12	73
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,400	(11)	0	(11)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		2,600	(1)	12	(13)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		900	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		1,900	7	0	7
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,000	5	3	2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		8,000	71	8	63
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		6,100	57	9	48
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,600	18	13	5
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		5,700	43	0	43
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	200	0	1	(1)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		3,000	(3)	2	(5)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA	$	5,000	76	100	(24)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		5,000	76	157	(81)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		2,200	33	1	32
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		900	13	25	(12)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		1,200	17	27	(10)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		8,200	116	215	(99)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		600	8	26	(18)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		3,000	42	104	(62)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		500	7	16	(9)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		3,000	42	85	(43)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		8,600	123	133	(10)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		600	8	27	(19)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		11,000	157	168	(11)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBC		21,000	298	510	(212)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		14,300	204	264	(60)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		600	8	22	(14)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	6,400	0	0	0
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		6,400	10	3	7

							$2,498	$2,120	$378

(j)	Purchased options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index June Futures	$1,700.000	06/16/2011	3,000	$86	$0
Call - CME S&P 500 Index June Futures	1,725.000	06/16/2011	2,000	58	0

				$144	$0

(k)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	84	$39	$(46)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	135	63	(32)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	214	175	(162)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	385	165	(208)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	385	240	(75)
Put - CME S&P 500 Index April Futures	1,230.000	04/15/2011	47	159	(21)
Call - CME S&P 500 Index April Futures	1,330.000	04/15/2011	47	117	(126)

				$958	$(670)

See Accompanying Notes	Annual Report	March 31, 2011	163

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	27,100	$56	$(112)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		30,500	174	(413)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		35,500	134	(306)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		20,300	171	(296)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,400	16	(35)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		19,000	113	(277)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		10,000	62	(146)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		89,200	702	(1,303)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,700	69	(99)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,700	234	(303)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		17,600	192	(225)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		16,000	166	(249)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		10,800	117	(138)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		21,900	225	(280)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		14,700	144	(229)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		38,400	309	(492)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,700	289	(354)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,900	98	(118)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		2,200	31	(15)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		3,900	54	(26)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		1,900	26	(13)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		39,700	276	(4)
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.100%	04/25/2011		3,400	9	(1)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.700%	04/25/2011		3,400	18	(21)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		2,000	28	(13)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		3,400	20	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		4,600	65	(31)

								$3,798	$(5,499)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$	1,000	$5	$(3)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011		2,900	6	(7)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		2,900	12	(8)
Call - OTC CDX.IG-15 5-Year Index	BOA	Buy	0.800%	06/15/2011		5,000	16	(9)
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	06/15/2011		5,000	16	(5)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		1,400	6	(5)

							$61	$(37)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	JPY	79.000	04/21/2011	$	1,200	$5	$(1)

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	13,200	$70	$(111)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		12,200	62	(102)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		39,500	439	(698)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		32,600	354	(575)

						$925	$(1,486)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,900	$117	$(77)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	30,200	271	(173)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	3,700	48	(23)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	6,200	46	(44)

						$482	$(317)

164	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	384	$432,300	EUR	0	$3,574
Sales	3,249	834,400		29,800	9,548
Closing Buys	(2,239)	(483,200)		(29,800)	(5,954)
Expirations	(68)	(29,200)		0	(455)
Exercised	(29)	(118,500)		0	(484)

Balance at 03/31/2011	1,297	$635,800	EUR	0	$6,229

(l)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	4.500%	04/01/2041	$3,000	$3,043	$(3,049)
Fannie Mae	5.500%	04/01/2041	3,000	3,203	(3,206)
U.S. Treasury Bonds	2.625%	11/15/2020	2,900	2,716	(2,735)
U.S. Treasury Bonds	3.625%	02/15/2021	4,200	4,286	(4,254)

				$13,248	$(13,244)

(6)	Market value includes $32 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	6,009	04/2011	RBS	$321	$0	$321
Buy	BRL	58,575	04/2011	BCLY	1,352	0	1,352
Sell		58,575	04/2011	CITI	0	(823)	(823)
Buy		58,575	06/2011	CITI	865	0	865
Buy		558	09/2011	BOA	31	0	31
Buy		372	09/2011	MSC	20	0	20
Sell	CAD	11,199	06/2011	BNP	0	(72)	(72)
Sell	CHF	437	05/2011	BNP	0	(11)	(11)
Buy		514	05/2011	BOA	9	0	9
Buy		277	05/2011	MSC	5	0	5
Buy	CNY	19,358	04/2011	BCLY	34	0	34
Sell		24,894	04/2011	CITI	0	(7)	(7)
Buy		17,729	04/2011	DUB	67	0	67
Buy		8,487	04/2011	HSBC	14	0	14
Sell		25,000	04/2011	HSBC	0	(7)	(7)
Buy		4,319	04/2011	MSC	8	0	8
Buy		133	11/2011	BCLY	0	0	0
Buy		798	11/2011	CITI	1	0	1
Buy		5,718	11/2011	JPM	9	0	9
Buy		24,894	02/2013	CITI	7	0	7
Buy		25,000	02/2013	HSBC	4	0	4
Buy	EUR	294	04/2011	CITI	6	0	6
Sell		25,612	04/2011	CITI	0	(1,704)	(1,704)
Sell		801	04/2011	DUB	0	(36)	(36)
Sell		1,776	04/2011	JPM	0	(110)	(110)
Sell		92	04/2011	MSC	0	(2)	(2)
Buy		1,988	04/2011	RBC	55	0	55
Sell		29,956	04/2011	UBS	0	(1,762)	(1,762)
Sell	GBP	5,845	06/2011	BOA	16	0	16
Buy	IDR	2,647,800	04/2011	BCLY	4	0	4
Buy		2,574,040	04/2011	CITI	16	0	16
Sell		18,756,140	04/2011	CITI	0	(2)	(2)
Buy		6,250,300	04/2011	JPM	18	0	18
Buy		7,284,000	04/2011	MSC	36	0	36
Buy		4,457,732	07/2011	BCLY	28	0	28
Buy		1,323,000	07/2011	BNP	11	0	11
Buy		12,386,300	07/2011	CITI	70	0	70
Buy		10,468,350	07/2011	HSBC	78	0	78
Buy		4,233,000	07/2011	JPM	21	0	21
Buy		1,228,500	07/2011	RBS	10	0	10
Buy		8,208,000	10/2011	DUB	38	0	38
Buy		17,327,075	10/2011	RBS	72	0	72
Buy		18,756,140	01/2012	CITI	6	0	6
Buy	INR	41,716	05/2011	BCLY	28	0	28
Buy		23,225	05/2011	BOA	19	0	19
Buy		57,616	05/2011	JPM	50	0	50

See Accompanying Notes	Annual Report	March 31, 2011	165

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	46,160	05/2011	MSC	$32	$0	$32
Buy		171,359	08/2011	CITI	108	0	108
Sell	JPY	461,130	04/2011	CITI	206	0	206
Buy	KRW	327,600	05/2011	BCLY	6	0	6
Buy		455,320	05/2011	BOA	14	0	14
Buy		2,245,020	05/2011	CITI	46	0	46
Buy		419,412	05/2011	GSC	8	0	8
Buy		539,250	05/2011	HSBC	17	0	17
Buy		11,018,824	05/2011	JPM	439	0	439
Buy		3,707,035	05/2011	MSC	74	0	74
Buy		392,000	05/2011	RBS	10	0	10
Buy		348,450	05/2011	UBS	17	0	17
Buy		236,670	08/2011	CITI	4	0	4
Buy		214,187	08/2011	GSC	4	0	4
Buy		100,480	08/2011	MSC	2	0	2
Buy		125,000	08/2011	RBS	1	0	1
Buy	MXN	579	07/2011	CITI	1	0	1
Buy		2,675	07/2011	DUB	6	0	6
Buy		211,673	07/2011	HSBC	377	0	377
Buy	MYR	1,700	08/2011	BCLY	10	0	10
Buy		3,320	08/2011	CITI	18	0	18
Buy		932	08/2011	HSBC	4	0	4
Buy		500	08/2011	JPM	2	0	2
Buy	PHP	8,496	04/2011	BCLY	0	(4)	(4)
Buy		13,200	04/2011	BOA	4	0	4
Buy		21,719	04/2011	CITI	2	(1)	1
Sell		19,000	04/2011	HSBC	0	0	0
Buy		21,768	04/2011	JPM	3	(2)	1
Sell		25,228	04/2011	JPM	0	(2)	(2)
Sell		20,955	04/2011	MSC	0	0	0
Buy		97,942	06/2011	BCLY	58	0	58
Buy		5,000	06/2011	BOA	0	(1)	(1)
Buy		70,297	06/2011	CITI	8	(14)	(6)
Buy		20,411	06/2011	DUB	3	(1)	2
Buy		8,841	06/2011	HSBC	2	0	2
Buy		60,674	06/2011	JPM	24	(1)	23
Buy		30,087	11/2011	BCLY	15	0	15
Buy		88,504	11/2011	CITI	23	(2)	21
Buy		13,215	11/2011	DUB	4	0	4
Buy		17,568	11/2011	GSC	5	0	5
Buy		21,850	11/2011	JPM	5	(1)	4
Buy		19,000	03/2012	HSBC	0	0	0
Buy		25,228	03/2012	JPM	3	0	3
Buy		20,955	03/2012	MSC	1	0	1
Buy	RUB	14,485	04/2011	BCLY	8	0	8
Sell		14,485	04/2011	BCLY	1	0	1
Buy		2,897	04/2011	JPM	2	0	2
Sell		2,897	04/2011	JPM	0	0	0
Buy		14,485	07/2011	BCLY	0	(1)	(1)
Buy	SEK	635	05/2011	MSC	1	0	1
Buy	SGD	127	05/2011	CITI	1	0	1
Buy		3,239	06/2011	BOA	38	0	38
Buy		386	06/2011	CITI	6	0	6
Buy		1,727	06/2011	DUB	45	0	45
Buy		1,618	06/2011	GSC	33	0	33
Buy		1,491	06/2011	JPM	33	0	33
Buy		1,577	06/2011	RBS	53	0	53
Buy		400	09/2011	BCLY	5	0	5
Buy		1,000	09/2011	CITI	12	0	12
Buy		600	09/2011	DUB	6	0	6
Buy		1,440	09/2011	JPM	14	0	14
Buy		1,100	09/2011	RBS	12	0	12
Buy	TRY	7,970	07/2011	HSBC	46	0	46
Buy	TWD	3,809	04/2011	BOA	4	0	4
Sell		3,809	04/2011	BOA	0	0	0
Buy		13,187	04/2011	CITI	1	0	1
Sell		13,187	04/2011	CITI	0	(2)	(2)
Buy		5,470	04/2011	DUB	5	0	5
Sell		5,470	04/2011	DUB	0	(1)	(1)
Buy		3,908	04/2011	JPM	4	0	4
Sell		3,908	04/2011	JPM	0	(1)	(1)
Buy		13,187	01/2012	CITI	2	0	2
Buy	ZAR	2,788	04/2011	JPM	11	0	11
Buy		2,093	04/2011	MSC	8	0	8
Buy		41,792	07/2011	JPM	0	(34)	(34)

166	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ZAR	2,281	09/2011	BCLY	$29	$0	$29
Buy		1,520	09/2011	MSC	19	0	19
Buy		760	09/2011	UBS	9	0	9

					$5,303	$(4,604)	$699

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$2,331	$0	$2,331
Corporate Bonds & Notes
Banking & Finance	0	375,569	1,918	377,487
Industrials	0	193,353	2,475	195,828
Utilities	0	70,529	0	70,529
Convertible Bonds & Notes
Industrials	0	614	0	614
Municipal Bonds & Notes
California	0	22,153	0	22,153
Illinois	0	12,780	0	12,780
Iowa	0	68	0	68
Louisiana	0	23	0	23
Nevada	0	4,586	0	4,586
New Jersey	0	1,292	0	1,292
New York	0	22,470	0	22,470
Ohio	0	5,919	0	5,919
Texas	0	3,861	0	3,861
West Virginia	0	199	0	199
U.S. Government Agencies	0	242,394	0	242,394
U.S. Treasury Obligations	0	95,452	0	95,452
Mortgage-Backed Securities	0	102,106	10,112	112,218
Asset-Backed Securities	0	20,310	15,547	35,857
Sovereign Issues	0	111,817	0	111,817
Common Stocks
Financials	10	0	0	10
Convertible Preferred Securities
Banking & Finance	20,693	0	0	20,693
Industrials	0	166	0	166
Preferred Securities
Banking & Finance	0	1,235	646	1,881

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Short-Term Instruments
Certificates of Deposit	$0	$24,153	$0	$24,153
Commercial Paper	0	7,565	0	7,565
Repurchase Agreements	0	495	0	495
Short-Term Notes	0	22,372	0	22,372
U.S. Treasury Bills	0	32,883	0	32,883
PIMCO Short-Term Floating NAV Portfolio	284,468	0	0	284,468
Purchased Options
Equity Contracts	0	0	0	0
	$305,171	$1,376,695	$30,698	$1,712,564

Short Sales, at value	$0	$(13,244)	$0	$(13,244)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,601	0	2,601
Foreign Exchange Contracts	0	5,303	0	5,303
Interest Rate Contracts	1,334	1,107	0	2,441
	$1,334	$9,011	$0	$10,345

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(201)	0	(201)
Equity Contracts	(21,810)	(147)	0	(21,957)
Foreign Exchange Contracts	0	(4,604)	0	(4,604)
Interest Rate Contracts	(2,190)	(6,751)	(1,803)	(10,744)
	$(24,000)	$(11,703)	$(1,803)	$(37,506)

Totals	$282,505	$1,360,759	$28,895	$1,672,159

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,938	$0	$(2)	$0	$(18)	$0	$0	$1,918	$(18)
Industrials	0	3,288	(784)	30	10	(69)	0	0	2,475	(69)
Mortgage-Backed Securities	0	10,117	0	0	0	(5)	0	0	10,112	(5)
Asset-Backed Securities	4,831	13,049	(2,470)	80	81	(24)	0	0	15,547	(29)
Preferred Securities
Banking & Finance	693	0	0	0	0	(47)	0	0	646	(47)

	$5,524	$28,392	$(3,254)	$108	$91	$(163)	$0	$0	$30,698	$(168)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(5)	0	0	0	7	(2)	0	0	0	0
Interest Rate Contracts	(157)	0	(1,244)	0	0	(402)	0	0	(1,803)	(402)

	$(162)	$0	$(1,244)	$0	$7	$(404)	$0	$0	$(1,803)	$(402)

Totals	$5,362	$28,392	$(4,498)	$108	$98	$(567)	$0	$0	$28,895	$(570)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.

See Accompanying Notes	Annual Report	March 31, 2011	167

Schedule of Investments PIMCO StocksPLUS® TR Short Strategy Fund (Cont.)

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$3,497	$0	$857	$4,354
Unrealized appreciation on foreign currency contracts	0	5,303	0	0	0	5,303
Unrealized appreciation on swap agreements	0	2,601	0	0	1,107	3,708

	$0	$7,904	$3,497	$0	$1,964	$13,365

Liabilities:
Written options outstanding	$0	$37	$147	$1	$7,825	$8,010
Unrealized depreciation on foreign currency contracts	0	4,604	0	0	0	4,604
Unrealized depreciation on swap agreements	0	164	0	0	729	893

	$0	$4,805	$147	$1	$8,554	$13,507

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$(449)	$0	$(78)	$(527)
Net realized gain (loss) on futures contracts, written options and swaps	0	7,873	(386,386)	179	28,122	(350,212)
Net realized gain on foreign currency transactions	0	0	0	2,695	0	2,695

	$0	$7,873	$(386,835)	$2,874	$28,044	$(348,044)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(91)	$0	$(7)	$(98)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	1,580	(1,343)	(6)	(7,430)	(7,199)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	102	0	102

	$0	$1,580	$(1,434)	$96	$(7,437)	$(7,195)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(22,665) as reported in the Notes to Schedule of Investments.

168	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(p)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$3,654	$(3,490)	$164
BNP	141	(310)	(169)
BOA	(239)	280	41
CITI	(767)	819	52
CSFB	487	(590)	(103)
DUB	450	(530)	(80)
GSC	(792)	940	148
HSBC	1,705	(1,600)	105
JPM	281	0	281
MLP	139	(260)	(121)
MSC	(289)	(440)	(729)
RBC	677	(750)	(73)
RBS	(1,803)	1,623	(180)
SOG	113	0	113
UBS	(1,679)	1,560	(119)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	169

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Kabel Deutschland Holding AG
4.948% due 12/20/2016	EUR	1,100	$1,570

Petroleum Export Ltd.
3.309% due 12/07/2012		$4,440	4,429

Total Bank Loan Obligations (Cost $5,892)			5,999

CORPORATE BONDS & NOTES 7.2%

BANKING & FINANCE 4.5%

ANZ National International Ltd.
3.250% due 04/02/2012		4,100	4,207

Banco Santander Brasil S.A.
2.409% due 03/18/2014		7,200	7,226

Bank of America Corp.
0.810% due 09/11/2012		3,150	3,145
7.375% due 05/15/2014		4,800	5,420

Bank of Nova Scotia
1.650% due 10/29/2015		9,600	9,208

BPCE S.A.
4.625% due 07/29/2049	EUR	100	124

Citigroup, Inc.
1.164% due 02/15/2013		$5,800	5,820
2.312% due 08/13/2013		18,800	19,366

Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	3,200	4,701

HSBC Finance Corp.
6.676% due 01/15/2021		$16,600	17,237

ING Bank NV
0.933% due 01/13/2012		5,800	5,816
2.625% due 02/09/2012		9,250	9,408
3.900% due 03/19/2014		4,000	4,240

International Lease Finance Corp.
5.000% due 09/15/2012		5,000	5,102
6.375% due 03/25/2013		2,000	2,080

LeasePlan Corp. NV
3.000% due 05/07/2012		7,000	7,172

Lloyds TSB Bank PLC
2.800% due 04/02/2012		8,000	8,175

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,000	1,086

Merrill Lynch & Co., Inc.
0.540% due 06/05/2012		2,800	2,789
6.875% due 04/25/2018		5,500	6,107

Nationwide Building Society
5.500% due 07/18/2012		8,700	9,128

Nordea Bank AB
1.203% due 01/14/2014		12,500	12,630

Qatari Diar Finance QSC
5.000% due 07/21/2020		6,200	6,142

Royal Bank of Scotland Group PLC
0.707% due 04/08/2011		10,000	10,000
1.203% due 04/23/2012		5,800	5,849

Springleaf Finance Corp.
5.200% due 12/15/2011		5,000	5,012
5.625% due 08/17/2011		2,700	2,717
5.900% due 09/15/2012		1,300	1,294

Svenska Handelsbanken AB
1.310% due 09/14/2012		4,500	4,541

Swedbank AB
2.800% due 02/10/2012		5,330	5,429

Wachovia Corp.
0.494% due 08/01/2013		1,460	1,452

			192,623

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 2.1%

Arrow Electronics, Inc.
6.000% due 04/01/2020		$1,700	$1,800

Black & Decker Corp.
8.950% due 04/15/2014		500	591

CSX Corp.
6.250% due 03/15/2018		250	285

Cytec Industries, Inc.
8.950% due 07/01/2017		500	611

Daimler Finance North America LLC
5.750% due 09/08/2011		500	511

Dow Chemical Co.
2.562% due 08/08/2011		3,000	3,023
6.000% due 10/01/2012		2,300	2,460

Jones Group, Inc.
5.125% due 11/15/2014		8,200	8,292

Macy's Retail Holdings, Inc.
5.750% due 07/15/2014		700	752
8.375% due 07/15/2015		2,000	2,335

MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,077

New York Times Co.
5.000% due 03/15/2015		6,000	6,014

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		5,800	6,141

Office Depot, Inc.
6.250% due 08/15/2013		14,000	14,490

Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	841

President and Fellows of Harvard College
4.875% due 10/15/2040		5,700	5,467

Pulte Group, Inc.
5.250% due 01/15/2014		6,000	6,120

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		500	541

Rohm and Haas Co.
6.000% due 09/15/2017		1,000	1,104

RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,142
11.250% due 02/01/2019		1,000	1,258

Seagate Technology HDD Holdings
6.375% due 10/01/2011		9,000	9,225

Toll Brothers Finance Corp.
6.750% due 11/01/2019		1,200	1,240

UST LLC
5.750% due 03/01/2018		1,000	1,062

Valero Energy Corp.
9.375% due 03/15/2019		250	320

WEA Finance LLC
7.125% due 04/15/2018		8,000	9,282

Whirlpool Corp.
7.750% due 07/15/2016		1,000	1,170

			87,154

UTILITIES 0.6%

BP Capital Markets PLC
0.450% due 04/11/2011		4,100	4,100
2.750% due 06/14/2011	CHF	500	547
3.625% due 05/08/2014		$600	623
4.750% due 03/10/2019		1,200	1,249

CenturyLink, Inc.
6.000% due 04/01/2017		1,000	1,068
6.150% due 09/15/2019		900	945

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Embarq Corp.
7.082% due 06/01/2016		$4,000	$4,548

Qwest Corp.
8.875% due 03/15/2012		4,000	4,290

Sprint Capital Corp.
8.375% due 03/15/2012		6,850	7,261

			24,631

Total Corporate Bonds & Notes (Cost $292,683)			304,408

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Host Hotels & Resorts LP
2.625% due 04/15/2027		3,000	3,019

Total Convertible Bonds & Notes (Cost $2,881)			3,019

U.S. GOVERNMENT AGENCIES 0.2%

Fannie Mae
2.375% due 07/28/2015 (g)		6,000	6,061
4.000% due 10/01/2040		40	39
5.500% due 10/01/2034 - 08/01/2035		1,031	1,108

Freddie Mac
0.220% due 05/04/2011		314	314

Total U.S. Government Agencies (Cost $7,555)			7,522

U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025 (g)		117	131
3.625% due 04/15/2028 (g)		136	176

U.S. Treasury Notes
0.500% due 11/30/2012		3,200	3,192
0.625% due 06/30/2012		700	701

Total U.S. Treasury Obligations (Cost $4,213)			4,200

MORTGAGE-BACKED SECURITIES 0.2%

Merrill Lynch Floating Trust
0.797% due 07/09/2021		2,799	2,663

Wells Fargo Mortgage-Backed Securities Trust
5.892% due 09/25/2036		4,784	4,356

Total Mortgage-Backed Securities (Cost $6,716)			7,019

ASSET-BACKED SECURITIES 0.0%

Aircraft Certificate Owner Trust
6.455% due 09/20/2022		255	252
7.001% due 09/20/2022		1,300	1,202

SLM Student Loan Trust
0.509% due 12/17/2018		136	136

Total Asset-Backed Securities (Cost $1,613)			1,590

SOVEREIGN ISSUES 4.0%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	5,006	3,019
10.000% due 01/01/2017		102,000	55,442

Canada Government International Bond
1.500% due 06/01/2012	CAD	89,000	91,836

Export-Import Bank of Korea
1.360% due 03/13/2012		$5,600	5,599

Mexico Government International Bond
5.950% due 03/19/2019		1,500	1,679
6.050% due 01/11/2040		6,500	6,728

170	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatar Government International Bond
5.250% due 01/20/2020	$5,000	$5,215

Total Sovereign Issues (Cost $165,559)		169,518

	SHARES
MUTUAL FUNDS (c)(d) 55.3%

PIMCO CommodityRealReturn Strategy Fund®	1,703,650	16,508

PIMCO Developing Local Markets Fund	3,865,146	42,053

PIMCO Emerging Local Bond Fund	17,812,734	190,953

PIMCO Emerging Markets and Infrastructure Bond Fund	18,289,254	208,498

PIMCO Emerging Markets Bond Fund	7,189,013	79,726

PIMCO EqS Emerging Markets Fund	5,208,333	54,010

PIMCO EqS Pathfinder FundTM	32,620,097	344,468

PIMCO Global Advantage Strategy Bond Fund	27,632,616	311,696

PIMCO Global Bond Fund (Unhedged)	6,165,399	60,421

PIMCO Investment Grade Corporate Bond Fund	7,017,417	74,174

PIMCO RealEstateRealReturn Strategy Fund	1,991,260	9,478

PIMCO StocksPLUS® Fund	73,286,288	654,447

PIMCO Total Return Fund	13,600,879	147,977

PIMCO Unconstrained Bond Fund	13,189,609	147,328

Total Mutual Funds (Cost $2,208,482)		2,341,737

EXCHANGE-TRADED FUNDS 22.5%

iShares MSCI EAFE Index Fund	5,365,616	322,420

PIMCO Investment Grade Corporate Bond Index Fund (c)	401,973	39,494

SPDR Gold Trust	883,185	123,487

	SHARES	MARKET VALUE (000S)

Vanguard Emerging Markets ETF	9,514,111	$465,430

Total Exchange-Traded Funds (Cost $870,550)		950,831

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.4%

CERTIFICATES OF DEPOSIT 1.3%

Banco Bradesco S.A.
1.955% due 01/24/2013	$6,000	6,041

Banco Do Brasil S.A.
0.000% due 11/15/2011	10,600	10,649

BNP Paribas
0.660% due 03/02/2012	8,400	8,410

Itau Unibanco S.A.
1.350% due 07/19/2011	17,800	17,732
1.450% due 06/13/2011	6,000	5,986
1.700% due 09/12/2011	6,000	5,963

		54,781

COMMERCIAL PAPER 0.1%

BMW U.S. Capital LLC
0.470% due 04/26/2011	5,300	5,298

REPURCHASE AGREEMENTS 5.0%

Barclays Capital, Inc.
0.130% due 04/01/2011	32,900	32,900
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 4.500% - 8.750% due 08/15/2020 - 05/15/2038 valued at $33,570. Repurchase proceeds are $32,900.)
0.130% due 04/11/2011	25,900	25,900
(Dated 03/10/2011. Collateralized by Freddie Mac 0.193% - 4.375% due 02/04/2013 - 07/17/2015 valued at $26,452. Repurchase proceeds are $25,900.)

Citigroup Global Markets, Inc.
0.140% due 04/01/2011	20,000	20,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $20,430. Repurchase proceeds are $20,000.)
0.150% due 04/01/2011	13,200	13,200
(Dated 03/31/2011. Collateralized by Freddie Mac 0.214% due 03/21/2013 valued at $13,466. Repurchase proceeds are $13,200.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche Bank Securities, Inc.
0.100% due 04/01/2011	20,000	20,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 4.750% due 02/15/2041 valued at $20,431. Repurchase proceeds are $20,000.)

Goldman Sachs & Co.
0.160% due 04/01/2011	$36,000	$36,000
(Dated 03/31/2011. Collateralized by Fannie Mae 5.000% due 05/01/2038 valued at $37,069. Repurchase proceeds are $36,000.)
0.440% due 06/02/2011	2,626	2,626
(Dated 03/02/2011. Collateralized by FMS Wertmanagement 2.000% due 11/15/2012 valued at $2,021. Repurchase proceeds are $2,626.)

Morgan Stanley & Co., Inc.
0.140% due 04/01/2011	57,000	57,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.75% - 1.250% due 05/31/2012 - 09/30/2015 valued at $58,215. Repurchase proceeds are $57,000.)

State Street Bank and Trust Co.
0.010% due 04/01/2011	2,897	2,897
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $2,965. Repurchase proceeds are $2,897.)

		210,523

U.S. TREASURY BILLS 1.6%
0.155% due 06/16/2011 - 09/22/2011 (a)(e)(g)	68,995	68,962

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.4%
	1,604,940	16,078

Total Short-Term Instruments (Cost $355,432)		355,642

PURCHASED OPTIONS (i) 0.6%
(Cost $36,087)		27,090

Total Investments 98.7% (Cost $3,957,663)		$4,178,575

Written Options (j) (0.1%) (Premiums $3,424)		(4,800)

Other Assets and Liabilities (Net) 1.4%		59,299

Net Assets 100.0%		$4,233,074

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Institutional Class Shares of each Fund.
(e)	Securities with an aggregate market value of $7,111 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $1,111 at a weighted average interest rate of -0.919%. On March 31, 2011, there were no open reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2011	171

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

(g)	Securities with an aggregate market value of $22,249 and cash of $5 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2012	2,049	$1,222
90-Day Eurodollar September Futures	Long	09/2011	1,921	312
E-mini S&P 500 Index June Futures	Long	06/2011	2,535	2,882
WTI Crude Oil May Futures	Long	04/2011	1,177	4,316

				$8,732

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	1.633%	$	1,700	$78	$0	$78
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.241%		500	(32)	0	(32)
CenturyLink, Inc.	JPM	(2.000%	)	06/20/2017	1.487%		1,000	(30)	0	(30)
CenturyLink, Inc.	MSC	(1.000%	)	09/20/2019	1.738%		900	47	(11)	58
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.630%		250	(12)	0	(12)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.697%		300	12	28	(16)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.697%		200	8	17	(9)
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	0.847%		2,000	(80)	0	(80)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.833%		1,000	(9)	(16)	7
Embarq Corp.	JPM	(2.350%	)	06/20/2016	0.847%		1,000	(75)	0	(75)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.481%		3,000	(20)	64	(84)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	1.977%		8,200	280	262	18
Macy's Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	1.279%		2,000	(471)	0	(471)
Macy's Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	0.940%		700	(98)	(73)	(25)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.916%		1,000	(4)	(23)	19
New York Times Co.	BCLY	(1.000%	)	03/20/2015	1.739%		2,000	55	115	(60)
New York Times Co.	DUB	(5.000%	)	03/20/2015	1.739%		4,000	(498)	(358)	(140)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.532%		8,200	(496)	78	(574)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	2.532%		5,800	(351)	37	(388)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.824%		750	2	0	2
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	2.337%		6,000	226	187	39
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.234%		4,500	(35)	65	(100)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.142%		500	(33)	0	(33)
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	0.545%		1,000	(64)	0	(64)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.519%		1,000	(122)	(92)	(30)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	3.024%		1,000	(31)	0	(31)
Seagate Technology HDD Holdings	DUB	(1.000%	)	12/20/2011	0.297%		9,000	(49)	110	(159)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.319%		1,200	109	43	66
UST LLC	BCLY	(0.700%	)	03/20/2018	0.361%		1,000	(22)	0	(22)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	1.547%		250	(20)	0	(20)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	2.072%		1,000	74	16	58
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	1.644%		1,000	(68)	0	(68)

								$(1,729)	$449	$(2,178)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.475%	$	5,300	$29	$(13)	$42
Australia Government Bond	BCLY	1.000%	03/20/2016	0.505%		4,000	96	86	10
Australia Government Bond	BOA	1.000%	09/20/2015	0.456%		7,000	167	162	5
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.655%		1,000	178	15	163
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.173%		2,800	69	(48)	117
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.655%		1,000	179	35	144
BP Capital Markets America, Inc.	GSC	1.000%	09/20/2011	0.173%		1,100	5	(57)	62
BP Capital Markets America, Inc.	JPM	5.000%	09/20/2011	0.173%		400	10	(10)	20
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.655%		2,000	358	34	324
Brazil Government International Bond	BCLY	1.000%	06/20/2011	0.346%		7,000	12	17	(5)
China Government International Bond	BCLY	1.000%	06/20/2011	0.184%		11,000	23	60	(37)
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	0.898%		2,700	11	(106)	117
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	0.898%		4,400	18	(76)	94
France Government Bond	BOA	0.250%	06/20/2015	0.620%		2,800	(42)	(54)	12
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.965%		4,000	7	53	(46)
Japan Government International Bond	BNP	1.000%	09/20/2015	0.887%		1,900	10	11	(1)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.809%		5,300	40	40	0
Japan Government International Bond	GSC	1.000%	03/20/2016	0.965%		200	0	(2)	2
Japan Government International Bond	JPM	1.000%	03/20/2016	0.965%		500	1	(6)	7
Japan Government International Bond	MSC	1.000%	03/20/2016	0.965%		1,000	2	(12)	14
Japan Government International Bond	RBS	1.000%	03/20/2016	0.965%		6,700	13	94	(81)
Republic of Germany	BOA	0.250%	06/20/2015	0.345%		2,800	(11)	(26)	15
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.291%	EUR	5,200	(11)	(25)	14

							$1,164	$172	$992

172	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	215,770	$(2,639)	$(1,801)	$(838)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		15,400	(188)	(15)	(173)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017		21,650	(264)	(465)	201
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049		36,100	1,707	1,679	28
CMBX.NA.AAA.3 Index	GSC	(0.080%	)	12/13/2049		2,200	103	108	(5)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		10,800	503	540	(37)
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051		10,800	504	500	4

							$(274)	$546	$(820)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	195,000	$1,277	$98	$1,179
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		6,400	42	13	29
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,000	25	8	17
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,700	30	10	20
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		150,200	1,391	437	954
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		116,000	121	(35)	156
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		40,000	104	184	(80)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		65,400	(319)	51	(370)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		40,400	(203)	26	(229)
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		56,300	43	331	(288)
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	CITI	$	5,600	(30)	(26)	(4)
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	JPM		10,900	(59)	(50)	(9)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	BCLY		23,900	290	739	(449)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	MSC		4,400	54	136	(82)

							$2,766	$1,922	$844

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	ICE Brent Crude December Futures	$115.200	11/14/2011	MSC	39	$10	$0	$10
Pay	ICE Brent Crude December Futures	(110.950)	11/14/2012	MSC	39	(5)	0	(5)
Pay	NYMEX WTI Crude December Futures	(108.000)	11/17/2011	MSC	39	(12)	0	(12)
Receive	NYMEX WTI Crude December Futures	104.750	11/15/2012	MSC	39	14	0	14
Receive	NYMEX WTI Crude June Futures	101.100	05/21/2012	DUB	391	2,255	0	2,255

						$2,262	$0	$2,262

See Accompanying Notes	Annual Report	March 31, 2011	173

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Total Return Swaps on Indices and Securities
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSF3T Index	34,636	3-Month USD-LIBOR plus a specified spread	$	24,530	04/27/2011	BCLY	$443
Receive	DJUBSTR Index	20,941	3-Month USD-LIBOR plus a specified spread		7,010	04/27/2011	DUB	156
Receive	DJUBSYTR Index	761	3-Month USD-LIBOR plus a specified spread		317	04/27/2011	DUB	11
Pay	DJUBWHTR Index	5,544	3-Month USD-LIBOR plus a specified spread		251	04/27/2011	DUB	(9)
Receive	ENHGD84T Index	102,090	3-Month USD-LIBOR plus a specified spread		43,380	04/27/2011	GSC	773
Receive	Sberbank of Russia	2,262,975	0.650%		7,400	12/13/2011	GSC	1,102
Receive	MOTT3001 Index	59,022	3-Month USD-LIBOR plus a specified spread		21,310	04/27/2011	MSC	384
Receive	MOTT3002 Index	18,463	3-Month USD-LIBOR plus a specified spread		6,540	04/27/2011	MSC	118
Receive	MOTT3007 Index	16,773	3-Month USD-LIBOR plus a specified spread		5,930	04/27/2011	MSC	107

								$3,085

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps
Pay/Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn July Futures	$0.158	06/24/2011	DUB	$	430	$(8)	$0	$(8)
Pay	London Gold Market Fixing Ltd. PM	0.074	04/12/2011	GSC		1,100	64	0	64
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC		1,000	49	0	49
Pay	London Gold Market Fixing Ltd. PM	0.041	09/29/2011	JPM		700	2	0	2
Pay	NYMEX WTI Crude May Futures	0.172	04/14/2011	DUB		160	16	0	16
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB		800	38	0	38
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB		200	6	0	6

							$167	$0	$167

(7)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(i)	Purchased options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index June Futures	$1,100.000	06/18/2011	4,852	$6,493	$2,377

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	180,780	$2,043	$2,105
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		487,100	18,160	17,242
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	56	129

								$20,259	$19,476

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	$	0.979	04/18/2011	AUD	27,800	$136	$7
Call - OTC EUR versus USD		1.425	04/18/2011	EUR	20,100	127	194
Put - OTC EUR versus USD		1.000	05/04/2011		72,210	515	0
Put - OTC EUR versus USD		1.000	05/22/2015		166,400	8,240	4,856
Call - OTC USD versus CAD	CAD	0.993	04/18/2011	$	18,700	63	25
Put - OTC USD versus CHF	CHF	0.909	04/18/2011		18,700	91	100
Call - OTC USD versus NOK	NOK	5.769	04/18/2011		9,400	56	9
Call - OTC USD versus SEK	SEK	6.495	04/18/2011		18,700	107	46

						$9,335	$5,237

174	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(j)	Written options outstanding on March 31, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	6,400	$41	$(93)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,500	17	(36)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		13,800	82	(201)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,200	69	(164)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		113,400	908	(1,656)
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		9,300	50	(136)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		9,400	84	(120)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,200	146	(195)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	(13)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		16,500	171	(257)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		20,200	221	(259)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		20,200	189	(259)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		15,300	150	(238)

								$2,137	$(3,627)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	0.950%	06/15/2011	$	98,100	$324	$(260)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011		6,100	27	(24)

							$351	$(284)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC AUD versus USD	$	1.027	04/18/2011	AUD	27,800	$118	$(369)
Put - OTC EUR versus CHF	CHF	1.280	06/29/2011	EUR	2,500	49	(50)
Put - OTC EUR versus USD	$	1.364	04/18/2011		20,100	138	(19)
Put - OTC USD versus CAD	CAD	0.961	04/18/2011	$	18,700	59	(55)
Call - OTC USD versus CHF	CHF	0.950	04/18/2011		18,700	91	(10)
Put - OTC USD versus NOK	NOK	5.507	04/18/2011		9,400	48	(82)
Put - OTC USD versus SEK	SEK	6.192	04/18/2011		18,700	95	(64)

						$598	$(649)

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.949	Maximum of ((Index Final/Index Initial - 1) - 5.000%) or 0	03/04/2015	$4,000	$68	$(38)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.949	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/04/2015	$4,000	$56	$(31)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	106	(68)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	(103)

						$270	$(202)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in NZD		Premium
Balance at 03/31/2010	741	$156,965	AUD	0	EUR	69,000	NZD	0	$6,255
Sales	2,878	648,700		133,300		277,400		34,800	21,152
Closing Buys	(3,619)	(131,065)		0		(236,900)		0	(21,598)
Expirations	0	(155,700)		(65,700)		(86,900)		(34,800)	(1,858)
Exercised	0	(60,400)		(39,800)		0		0	(527)

Balance at 03/31/2011	0	$458,500	AUD	27,800	EUR	22,600	NZD	0	$3,424

(k)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	04/01/2041	$1,000	$938	$(940)
Fannie Mae	5.500%	05/01/2041	1,000	1,066	(1,065)

				$2,004	$(2,005)

See Accompanying Notes	Annual Report	March 31, 2011	175

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	13,900	04/2011	MSC	$386	$0	$386
Buy		60,493	04/2011	RBS	3,233	0	3,233
Buy		13,900	04/2011	UBS	386	0	386
Sell	BRL	224,842	04/2011	BCLY	0	(5,191)	(5,191)
Buy		688	04/2011	MSC	9	0	9
Buy		224,154	04/2011	RBS	3,271	0	3,271
Sell		688	07/2011	MSC	0	(9)	(9)
Sell		224,154	07/2011	RBS	0	(3,317)	(3,317)
Buy	CAD	9,117	04/2011	CITI	50	0	50
Buy		9,117	04/2011	MSC	50	0	50
Buy		2,606	06/2011	BNP	17	0	17
Sell	CHF	8,688	04/2011	CSFB	0	(110)	(110)
Sell		8,688	04/2011	UBS	0	(110)	(110)
Buy		37,056	05/2011	BNP	911	0	911
Buy		43,551	09/2011	BOA	162	0	162
Buy		43,970	09/2011	CITI	159	0	159
Sell		42,600	09/2011	DUB	38	0	38
Buy		76,033	09/2011	RBS	258	0	258
Buy		365	09/2011	UBS	1	0	1
Buy		14,656	11/2011	BCLY	9	(3)	6
Buy		84,106	11/2011	DUB	311	0	311
Buy		9,997	11/2011	JPM	0	(9)	(9)
Buy		9,948	11/2011	RBS	2	0	2
Buy		3,078	02/2012	BCLY	0	(3)	(3)
Sell		157,788	02/2012	JPM	0	(255)	(255)
Buy		42,600	09/2015	DUB	59	0	59
Buy	EUR	30,195	04/2011	CITI	1,861	0	1,861
Sell		1,010	04/2011	CITI	0	(58)	(58)
Sell		13,050	04/2011	CSFB	0	(226)	(226)
Sell		10,050	04/2011	RBS	0	(210)	(210)
Buy		27,195	04/2011	UBS	1,869	0	1,869
Buy	GBP	18,005	06/2011	BOA	0	(49)	(49)
Buy		27,007	06/2011	CITI	0	(31)	(31)
Buy		27,006	06/2011	CSFB	0	(44)	(44)
Sell	HUF	1,131,600	07/2011	DUB	0	(753)	(753)
Sell	IDR	93,005,000	04/2011	BCLY	0	(786)	(786)
Sell	INR	427,794	05/2011	BCLY	0	(162)	(162)
Sell		936,935	08/2011	HSBC	0	(440)	(440)
Sell	JPY	3,235,260	04/2011	DUB	2,055	0	2,055
Sell		519,830	04/2011	HSBC	9	0	9
Sell		1,493,410	04/2011	RBC	495	0	495
Buy		7,128,442	04/2011	RBS	102	0	102
Sell	KRW	36,628,868	05/2011	JPM	0	(1,709)	(1,709)
Sell	MXN	266,900	07/2011	CITI	0	(555)	(555)
Sell		255,986	07/2011	HSBC	0	(775)	(775)
Sell	MYR	71,943	08/2011	CITI	0	(449)	(449)
Buy	NOK	52,891	04/2011	UBS	156	0	156
Buy		93,860	05/2011	BCLY	224	0	224
Sell	PLN	80,517	08/2011	UBS	0	(193)	(193)
Buy	SEK	59,197	04/2011	BCLY	21	0	21
Buy		59,199	04/2011	RBS	22	0	22
Buy		79,601	05/2011	BNP	246	0	246
Sell	TRY	13,548	07/2011	HSBC	0	(79)	(79)
Sell		11,867	07/2011	JPM	0	(71)	(71)
Buy	TWD	782,060	04/2011	CITI	77	0	77
Sell		782,060	04/2011	CITI	0	(65)	(65)
Buy		782,060	04/2011	DUB	66	0	66
Sell		782,059	04/2011	DUB	0	(224)	(224)
Sell		782,059	01/2012	CITI	0	(90)	(90)
Sell	ZAR	3,084	07/2011	DUB	0	(10)	(10)
Sell		234,008	07/2011	JPM	74	(474)	(400)

					$16,589	$(16,460)	$129

176	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

March 31, 2011

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$5,999	$0	$5,999
Corporate Bonds & Notes
Banking & Finance	0	192,623	0	192,623
Industrials	0	87,154	0	87,154
Utilities	0	24,631	0	24,631
Convertible Bonds & Notes
Industrials	0	3,019	0	3,019
U.S. Government Agencies	0	7,522	0	7,522
U.S. Treasury Obligations	0	4,200	0	4,200
Mortgage-Backed Securities	0	7,019	0	7,019
Asset-Backed Securities	0	136	1,454	1,590
Sovereign Issues	0	169,518	0	169,518
Mutual Funds	2,341,737	0	0	2,341,737
Exchange-Traded Funds	950,831	0	0	950,831
Short-Term Instruments
Certificates of Deposit	0	54,781	0	54,781
Commercial Paper	0	5,298	0	5,298
Repurchase Agreements	0	210,523	0	210,523
U.S. Treasury Bills	0	68,962	0	68,962
PIMCO Short-Term Floating NAV Portfolio	16,078	0	0	16,078
Purchased Options
Equity Contracts	2,377	0	0	2,377

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Foreign Exchange Contracts	$0	$5,237	$0	$5,237
Interest Rate Contracts	0	19,476	0	19,476
	$3,311,023	$866,098	$1,454	$4,178,575

Short Sales, at value	$0	$(2,005)	$0	$(2,005)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	4,316	4,446	0	8,762
Credit Contracts	0	1,740	0	1,740
Equity Contracts	2,882	1,102	0	3,984
Foreign Exchange Contracts	0	16,589	0	16,589
Interest Rate Contracts	1,534	2,355	0	3,889
	$8,732	$26,232	$0	$34,964

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(34)	0	(34)
Credit Contracts	0	(4,030)	0	(4,030)
Foreign Exchange Contracts	0	(17,109)	0	(17,109)
Interest Rate Contracts	0	(5,138)	(240)	(5,378)
	$0	$(26,311)	$(240)	$(26,551)

Totals	$3,319,755	$864,014	$1,214	$4,184,983

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Asset-Backed Securities	$0	$1,550	$(74)	$1	$0	$(23)	$0	$0	$1,454	$(23)
Purchased Options
Commodity Contracts	54	0	(75)	0	20	1	0	0	0	0

	$54	$1,550	$(149)	$1	$20	$(22)	$0	$0	$1,454	$(23)

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(56)	135	0	0	(80)	1	0	0	0	0
Credit Contracts	(47)	0	0	0	429	(382)	0	0	0	0
Interest Rate Contracts	(230)	0	(105)	0	75	20	0	0	(240)	74

	$(333)	$135	$(105)	$0	$424	$(361)	$0	$0	$(240)	$74

Totals	$(279)	$1,685	$(254)	$1	$444	$(383)	$0	$0	$1,214	$51

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Annual Report	March 31, 2011	177

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

March 31, 2011

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$2,377	$5,237	$19,476	$27,090
Variation margin receivable (2)	2,884	0	0	0	424	3,308
Unrealized appreciation on foreign currency contracts	0	16,589	0	0	0	16,589
Unrealized appreciation on swap agreements	4,446	1,740	1,102	0	2,355	9,643

	$7,330	$18,329	$3,479	$5,237	$22,255	$56,630

Liabilities:
Written options outstanding	$0	$284	$0	$649	$3,867	$4,800
Variation margin payable (2)	0	0	368	0	0	368
Unrealized depreciation on foreign currency contracts	0	16,460	0	0	0	16,460
Unrealized depreciation on swap agreements	34	3,746	0	0	1,511	5,291

	$34	$20,490	$368	$649	$5,378	$26,919

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$(2)	$0	$(18,474)	$(2,146)	$723	$(19,899)
Net realized gain (loss) on futures contracts, written options and swaps	53,144	(1,170)	40,557	4,531	3,356	100,418
Net realized (loss) on foreign currency transactions	0	0	0	(3,213)	0	(3,213)

	$53,142	$(1,170)	$22,083	$(828)	$4,079	$77,306

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$1	$0	$9,073	$(4,098)	$(844)	$4,132
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	8,334	(788)	(3,643)	(51)	(660)	3,192
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	96	0	96

	$8,335	$(788)	$5,430	$(4,053)	$(1,504)	$7,420

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $8,732 as reported in the Notes to Schedule of Investments.

(o)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$(2,226)	$1,699	$(527)
BNP	953	(720)	233
BOA	(2,309)	2,555	246
CITI	702	(810)	(108)
CSFB	2,049	(2,210)	(161)
DUB	7,822	(6,110)	1,712
GSC	1,314	(1,620)	(306)
HSBC	153	(480)	(327)
JPM	(2,415)	1,849	(566)
MLP	73	(40)	33
MSC	17,697	(17,796)	(99)
RBC	495	(320)	175
RBS	1,637	(1,880)	(243)
UBS	1,538	(1,520)	18

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

178	PIMCO Funds	Strategic Markets Bond Funds	See Accompanying Notes

Notes to Financial Statements

March 31, 2011

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of 14 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or line of credit, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flows from operating activities.

(g) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not

Annual Report	March 31, 2011	179

Notes to Financial Statements (Cont.)

necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or

180	PIMCO Funds	Strategic Markets Bond Funds

March 31, 2011

sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2011 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in

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the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a

Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate, total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2011 for which a Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

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Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

6.  PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds and/or Acquired Funds in the case of the PIMCO Fund of Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

PIMCO Fund of Funds  Because the PIMCO Fund of Funds invest substantially all of their respective assets in Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund), the risks associated with investing in the PIMCO Fund of Funds are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund). The ability of the PIMCO Fund of Funds to achieve their respective investment objectives will depend upon the ability of the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) will be achieved. The net asset value of a PIMCO Fund of Funds will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) in which it invests. The extent to which the investment performance and risks associated with the PIMCO Fund of Funds correlate to those of a particular Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Global Multi-Asset Fund) will depend upon the extent to which the assets of the PIMCO Fund of Funds are allocated from time to time for investment in the Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Global Multi-Asset Fund), which will vary.

Investing in Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund).

The investment performance depends upon how its assets are allocated and reallocated according to the PIMCO Fund of Fund’s asset allocation targets and ranges. A principal risk of investing in each PIMCO Fund of Funds is that the PIMCO Fund of Fund’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) that will provide consistent, quality performance for the PIMCO Fund of Funds, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Global Multi-Asset Fund) that performs poorly or underperforms other Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) under various market conditions.

In the normal course of business the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Global Multi-Asset Fund) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of the PIMCO Fund of Funds) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of the PIMCO Fund of Funds) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of a PIMCO Fund of Funds) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Funds’ and/or Acquired Funds’ in the case of a PIMCO Fund of Funds) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) exceed a predetermined threshold agreed to with the

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counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds). A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) subsequently falls, the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  BASIS FOR CONSOLIDATION FOR THE PIMCO GLOBAL MULTI-ASSET FUND

The PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary on December 10, 2008, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of March 31, 2011, net assets of the GMA Fund were approximately $4 billion, of which approximately $226 million, or approximately 5.3%, represented the GMA Fund’s ownership of all issued shares and voting rights of the GMA Subsidiary.

8.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

Annual Report	March 31, 2011	185

Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
	All Classes		Institutional Class		Administrative Class		A , B and C Classes		Class R
Fund Name				Class P		Class D (1)
PIMCO All Asset Fund	0.175%	(2)	0.05%	0.15%	0.05%	0.45%	0.40%	(6)	0.45%	(7)
PIMCO All Asset All Authority Fund	0.20%	(3)	0.05%	0.15%	N/A	0.45%	0.40%	(8)	N/A
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	0.85%		0.40%	0.50%	N/A	N/A	N/A		N/A
PIMCO Fundamental Advantage Total Return Strategy Fund	0.64%		0.25%	0.35%	N/A	0.65%	0.40%		N/A
PIMCO Fundamental IndexPLUSTM Fund	0.45%		0.25%	0.35%	0.25%	0.65%	N/A		N/A
PIMCO Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.35%	0.25%	0.65%	0.40%		N/A
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%		0.25%	0.35%	0.25%	0.65%	0.40%		N/A
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%		0.30%	N/A	N/A	0.70%	0.45%		N/A
PIMCO Small Cap StocksPLUS® TR Fund	0.44%		0.25%	0.35%	N/A	0.65%	0.40%		N/A
PIMCO StocksPLUS® Fund	0.25%		0.25%	0.35%	0.25%	0.65%	0.40%		0.40%
PIMCO StocksPLUS® Long Duration Fund	0.35%		0.24%	N/A	N/A	N/A	N/A		N/A
PIMCO StocksPLUS® Total Return Fund	0.39%		0.25%	0.35%	N/A	0.65%	0.40%		N/A
PIMCO StocksPLUS® TR Short Strategy Fund	0.39%	(5)	0.25%	0.35%	N/A	0.65%	0.40%		N/A
PIMCO Global Multi-Asset Fund(4)	0.90%		0.05%	0.15%	N/A	0.65%	0.40%		0.40%

(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)

PIMCO has contractually agreed, through July 31, 2011, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(3)

PIMCO has contractually agreed, through July 31, 2011, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)

PIMCO has contractually agreed, through July 31, 2011, to waive, first, the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Investment Advisory Fee and Supervisory and Administrative Fee are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Fund This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place.

(5)	Effective October 1, 2010, the Fund’s Investment Advisory Fee was reduced by 0.05% to 0.39% per annum.
(6)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.10% to 0.30% per annum.
(7)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.10% to 0.35% per annum.
(8)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.15% to 0.25% per annum.

(c) Distribution and Servicing Fees  Effective February 14, 2011, PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributors was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2011.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates the Distributors or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid the Distributors distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

The Distributors also receive the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2011, the Distributors received $27,197,430 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses;

186	PIMCO Funds	Strategic Markets Bond Funds

March 31, 2011

(iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective January 1, 2011, each unaffiliated Trustee will receive an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

Prior to January 1, 2011, each unaffiliated Trustee received an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the PIMCO All Asset Fund (the “AA Fund”), PIMCO All Asset All Authority Fund (the “AAAA Fund”) and the PIMCO Global Multi-Asset Fund (the “GMA Fund”) are based upon an allocation of the AA, AAAA and GMA Funds’ assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the AA, AAAA and GMA Funds’ assets.

PIMCO has contractually agreed, through July 31, 2011, to reduce the AA Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2011, to reduce the AAAA Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2011 to waive, first, the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the GMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Investment Advisory Fee and Supervisory and Administrative Fee are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waivers are reflected in the Statement of Operations/Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2011, the amounts were $11,018,184 and $11,682,846 respectively, for the AA and GMA Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2011, the amount was $501,999.

9.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2011, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	$25,224	$0
PIMCO Fundamental Advantage Total Return Strategy	75,856	0
PIMCO Fundamental IndexPLUSTM Fund	1,177	1,518
PIMCO Fundamental IndexPLUSTM TR Fund	861	0
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	700	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,881	7,275
PIMCO Small Cap StocksPLUS® TR Fund	4,772	26,640
PIMCO StocksPLUS® Fund	98,128	49,862
PIMCO StocksPLUS® Long Duration Fund	8,004	0
PIMCO StocksPLUS® Total Return Fund	3,917	0
PIMCO StocksPLUS® TR Short Strategy Fund	40,015	5,036
PIMCO Global Multi-Asset Fund	15,311	18,135

Annual Report	March 31, 2011	187

Notes to Financial Statements (Cont.)

The PIMCO All Asset and PIMCO All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying PIMCO Funds”). The PIMCO Global Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO All Asset, PIMCO All Asset All Authority and PIMCO Global Multi-Asset Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2011 (amounts in thousands):

PIMCO All Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss) *	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2011	Dividend Income
PIMCO CommoditiesPLUSTM Strategy Fund	$0	$1,092,949	$(213,979)	$7,714	$190,842	$1,077,526	$2,964
PIMCO CommodityRealReturn Strategy Fund®	415,411	920,852	(379,947)	35,624	98,994	1,090,934	69,387
PIMCO Convertible Fund	393,320	489,369	(62,222)	1,096	63,722	885,285	41,432
PIMCO Developing Local Markets Fund	464,701	813,288	(522,883)	12,355	52,062	819,523	13,401
PIMCO Diversified Income Fund	507,297	437,162	(94,469)	(54)	26,487	876,423	37,657
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	275,483	1,151,455	0	0	77,533	1,504,471	208,698
PIMCO Emerging Local Bond Fund	292,371	391,951	(557,676)	37,604	(3,471)	160,779	27,252
PIMCO Emerging Markets Bond Fund	227,567	29,295	(231,823)	31,236	(21,874)	34,401	7,206
PIMCO EqS Emerging Markets Fund	0	40,000	0	0	194	40,194	0
PIMCO EqS Pathfinder FundTM	0	271,200	0	0	20,814	292,014	2,224
PIMCO Floating Income Fund	143,967	1,223,113	0	0	31,501	1,398,581	31,085
PIMCO Foreign Bond Fund (Unhedged)	8,116	155,410	0	0	(9,518)	154,008	7,797
PIMCO Fundamental Advantage Total Return Strategy Fund	2,275,158	1,807,174	(1,095,533)	(148,855)	5,441	2,843,385	358,308
PIMCO Fundamental IndexPLUSTM Fund	15,992	2,500	0	0	812	19,304	2,500
PIMCO Fundamental IndexPLUSTM TR Fund	116,393	21,726	(41,644)	(1,413)	(2,178)	92,884	21,726
PIMCO Global Advantage Strategy Bond Fund	357,015	149,336	(8,496)	(102)	1,541	499,294	30,252
PIMCO High Yield Fund	106,523	1,069,882	0	0	27,707	1,204,112	36,362
PIMCO High Yield Spectrum Fund	0	295,349	0	0	6,342	301,691	5,349
PIMCO Income Fund	264,689	1,718,923	0	0	89,018	2,072,630	87,150
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	47,558	124,539	(76,790)	(19,816)	27,966	103,457	5,727
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	126,510	104,036	(142,487)	(21,508)	10,737	77,288	19,572
PIMCO Investment Grade Corporate Bond Fund	1,257,988	232,194	(430,800)	36,663	(91,066)	1,004,979	114,756
PIMCO Long Duration Total Return Fund	472,662	68,019	(553,462)	38,662	(20,797)	5,084	4,872
PIMCO Long-Term Credit Fund	1,016,591	153,746	(518,302)	6,677	(9,977)	648,735	103,385
PIMCO Long-Term U.S. Government Fund	516,173	125,073	(661,387)	13,542	19,561	12,962	4,876
PIMCO Low Duration Fund	373,364	515,983	(879,317)	7,886	(13,998)	3,918	12,247
PIMCO Real Return Asset Fund	3,060,678	979,930	(2,461,069)	219,257	(96,023)	1,702,773	102,585
PIMCO Real Return Fund	837,746	184,347	(734,384)	41,260	(13,113)	315,856	9,882
PIMCO RealEstateRealReturn Strategy Fund	48,758	744,352	(173,647)	(2,424)	28,921	645,960	55,313
PIMCO Short-Term Floating NAV Portfolio	0	2,121,160	(2,121,130)	6	0	36	60
PIMCO Short-Term Fund	212,543	1,187,671	(1,391,842)	2,500	(856)	10,016	2,350
PIMCO Small Cap StocksPLUS® TR Fund	108,744	18,618	(96,193)	12,763	(13,594)	30,338	2,401
PIMCO StocksPLUS® Fund	11,822	1,120	0	0	1,077	14,019	1,120
PIMCO StocksPLUS® Total Return Fund	51,913	3,688	0	0	8,267	63,868	3,688
PIMCO Total Return Fund	930,438	216,328	(1,143,978)	42,499	(33,758)	11,529	8,783
PIMCO Unconstrained Bond Fund	0	2,297,537	(1,200,583)	(9,706)	9,666	1,096,914	38,646
Totals	$14,937,491	$21,159,275	$(15,794,043)	$343,466	$468,982	$21,115,171	$1,481,013

*	Includes long-term capital gain distributions

PIMCO All Asset All Authority Fund
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/ (Loss) *	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2011	Dividend Income
PIMCO CommoditiesPLUSTM Strategy Fund	$0	$716,684	$(63,150)	$1,263	$115,037	$769,834	$1,788
PIMCO CommodityRealReturn Strategy Fund®	102,630	688,772	(104,111)	5,559	62,634	755,484	35,845
PIMCO Convertible Fund	32,160	463,403	0	0	28,412	523,975	15,976
PIMCO Developing Local Markets Fund	117,379	708,864	(84,792)	(568)	45,218	786,101	8,149

188	PIMCO Funds	Strategic Markets Bond Funds

March 31, 2011

PIMCO All Asset All Authority Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/ (Loss) *	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2011	Dividend Income
PIMCO Diversified Income Fund	$33,477	$416,095	$0	$0	$4,356	$453,928	$8,897
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	45,158	482,229	0	0	30,017	557,404	45,536
PIMCO Emerging Local Bond Fund	88,071	186,717	(126,240)	2,258	7,167	157,973	14,909
PIMCO Emerging Markets Bond Fund	59,236	86,585	(52,433)	2,666	666	96,720	3,152
PIMCO EqS Emerging Markets Fund	0	20,000	0	0	97	20,097	0
PIMCO EqS Pathfinder FundTM	0	119,651	0	0	4,918	124,569	359
PIMCO Floating Income Fund	34,423	707,089	(38,571)	4,541	7,390	714,872	11,279
PIMCO Foreign Bond Fund (Unhedged)	10,119	105,574	(39,143)	(3,529)	(2,890)	70,131	4,868
PIMCO Fundamental Advantage Total Return Strategy Fund	686,334	1,150,687	(224,812)	(16,275)	(55,779)	1,540,155	149,277
PIMCO Fundamental IndexPLUSTM Fund	1,060	166	0	0	53	1,279	166
PIMCO Fundamental IndexPLUSTM TR Fund	14,365	3,715	0	0	(62)	18,018	3,715
PIMCO Global Advantage Strategy Bond Fund	86,581	58,800	(4,761)	(230)	(543)	139,847	8,249
PIMCO High Yield Fund	54,159	894,664	(15,676)	4,456	11,057	948,660	23,226
PIMCO High Yield Spectrum Fund	0	128,950	0	0	76	129,026	950
PIMCO Income Fund	53,997	847,638	0	0	26,376	928,011	30,337
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	0	102,384	(62,000)	5,246	2,959	48,589	3,289
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	74,489	(44,932)	2,061	(449)	31,169	3,341
PIMCO Investment Grade Corporate Bond Fund	286,454	283,692	(143,135)	7,317	(25,146)	409,182	34,390
PIMCO Long Duration Total Return Fund	135,543	118,332	(205,794)	8,978	(4,107)	52,952	4,626
PIMCO Long-Term Credit Fund	249,898	91,322	(167,325)	56	(1,498)	172,453	28,497
PIMCO Long-Term U.S. Government Fund	139,196	79,974	(224,104)	5,649	5,428	6,143	1,811
PIMCO Low Duration Fund	46,170	294,919	(315,184)	(4,416)	(322)	21,167	6,086
PIMCO Real Return Asset Fund	621,102	509,353	(310,199)	20,192	(12,938)	827,510	42,712
PIMCO Real Return Fund	200,675	146,679	(170,015)	7,328	1,596	186,263	3,612
PIMCO RealEstateRealReturn Strategy Fund	16,111	559,971	(54,021)	1,239	23,293	546,593	32,424
PIMCO Short-Term Floating NAV Portfolio	0	3,527,939	(3,475,400)	30	(1)	52,568	139
PIMCO Short-Term Fund	1	25,297	0	0	(24)	25,274	239
PIMCO Small Cap StocksPLUS® TR Fund	5,868	197,435	(86,320)	(10,051)	11,518	118,450	12,178
PIMCO StocksPLUS® Fund	1,259	119	0	0	115	1,493	119
PIMCO StocksPLUS® Total Return Fund	2,111	150	0	0	336	2,597	150
PIMCO StocksPLUS® TR Short Strategy Fund	662,584	1,139,125	(361,133)	(79,277)	(166,917)	1,194,382	15,177
PIMCO Total Return Fund	694,680	2,386,071	(2,847,780)	(15,506)	(10,202)	207,263	58,463
PIMCO Unconstrained Bond Fund	0	1,017,382	(215,117)	(3,574)	1,211	799,902	16,444
Totals	$4,480,801	$18,340,916	$(9,436,148)	$(54,587)	$109,052	$13,440,034	$630,375

*	Includes long-term capital gain distributions

PIMCO Global Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss) *	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2011	Dividend Income
PIMCO 3-7 Year U.S. Treasury Index Fund	$31,374	$0	$(32,167)	$665	$128	$0	$806
PIMCO CommodityRealReturn Strategy Fund®	0	14,707	0	0	1,801	16,508	707
PIMCO Developing Local Markets Fund	0	41,867	0	0	186	42,053	286
PIMCO Emerging Local Bond Fund	145,342	96,964	(58,840)	4,222	3,265	190,953	11,964
PIMCO Emerging Markets and Infrastructure Bond Fund	121,581	86,347	0	0	570	208,498	10,950
PIMCO Emerging Markets Bond Fund	0	82,241	0	0	(2,515)	79,726	1,391
PIMCO EqS Emerging Markets Fund	0	53,750	0	0	260	54,010	0
PIMCO EqS Pathfinder FundTM	0	319,768	0	0	24,700	344,468	2,956
PIMCO Global Advantage Strategy Bond Fund	173,068	135,071	0	0	3,557	311,696	17,311
PIMCO Global Bond Fund (Unhedged)	101,478	23,229	(65,620)	(1,627)	2,961	60,421	4,356

Annual Report	March 31, 2011	189

Notes to Financial Statements (Cont.)

PIMCO Global Multi-Asset Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss) *	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2011	Dividend Income
PIMCO Investment Grade Corporate Bond Fund	$0	$73,617	$0	$0	$557	$74,174	$617
PIMCO Investment Grade Corporate Bond Index Fund	0	40,515	0	0	(1,021)	39,494	439
PIMCO RealEstateRealReturn Strategy Fund	0	9,075	0	0	403	9,478	75
PIMCO Short-Term Floating NAV Portfolio	167,961	553,187	(705,100)	92	(62)	16,078	187
PIMCO StocksPLUS® Fund	362,814	281,462	(40,160)	552	49,779	654,447	38,962
PIMCO Total Return Fund	133,758	114,371	(94,570)	(3,340)	(2,242)	147,977	12,092
PIMCO Unconstrained Bond Fund	0	146,900	0	0	428	147,328	1,989
Totals	$1,237,376	$2,073,071	$(996,457)	$564	$82,755	$2,397,309	$105,088

*	Includes long-term capital gain distributions

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended March 31, 2011 (amounts in thousands):

Fund Name	Market Value 03/ 31/ 2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2011	Dividend Income
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	$105,376	$1,610,015	$(1,022,000)	$101	$49	$693,541	$1,315
PIMCO Fundamental Advantage Total Return Strategy Fund	880,208	2,916,969	(2,495,000)	533	216	1,302,926	4,669
PIMCO Fundamental IndexPLUSTM Fund	28,262	128,201	(111,100)	9	8	45,380	101
PIMCO Fundamental IndexPLUSTM TR Fund	45,005	477,166	(449,700)	25	9	72,505	166
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	22,540	370,421	(278,300)	(3)	13	114,671	221
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	25,002	495,293	(467,100)	26	1	53,222	93
PIMCO Small Cap StocksPLUS® TR Fund	50,324	344,129	(277,100)	31	15	117,399	229
PIMCO StocksPLUS® Fund	210,682	836,654	(649,800)	67	44	397,647	754
PIMCO StocksPLUS® Long Duration Fund	40,298	388,179	(369,300)	16	4	59,197	179
PIMCO StocksPLUS® Total Return Fund	66,996	216,477	(177,700)	13	(3)	105,783	277
PIMCO StocksPLUS® TR Short Strategy Fund	274,725	1,074,668	(1,065,100)	132	43	284,468	1,768

10.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2011, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO All Asset Fund	$0	$0	$19,038,115	$13,672,913
PIMCO All Asset All Authority Fund	0	0	14,812,977	5,960,748
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	5,231,669	5,003,335	1,084,096	64,788
PIMCO Fundamental Advantage Total Return Strategy Fund	19,429,666	19,014,107	2,003,613	375,908
PIMCO Fundamental IndexPLUSTM Fund	113,333	107,529	52,602	12,319
PIMCO Fundamental IndexPLUSTM TR Fund	1,368,100	1,352,989	90,753	16,443
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	726,407	707,254	178,590	11,314
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,441,291	2,501,628	40,113	60,805

190	PIMCO Funds	Strategic Markets Bond Funds

March 31, 2011

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Small Cap StocksPLUS® TR Fund	$1,114,218	$1,084,501	$116,358	$45,809
PIMCO StocksPLUS® Fund	1,492,397	1,446,845	521,493	163,748
PIMCO StocksPLUS® Long Duration Fund	1,358,622	1,380,078	142,161	81,966
PIMCO StocksPLUS® Total Return Fund	1,195,982	1,185,816	138,406	15,193
PIMCO StocksPLUS® TR Short Strategy Fund	6,545,684	6,421,525	859,678	143,808
PIMCO Global Multi-Asset Fund	631,058	625,093	3,262,471	1,377,883

12.  LINE OF CREDIT

On November 24, 2008, the AAAA Fund entered into a revolving credit agreement with State Street Bank & Trust Company. Under this agreement, there is a maximum available commitment amount equal to $3 billion. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of March 31, 2011 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of March 31, 2011, the AAAA Fund was paying interest at 1.576%. Interest, commitment and facility fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended March 31, 2011 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility and Interest Fees	Outstanding principal as of 03/31/2011
$1,324,630	$1,329,616	$22,726	$1,253	$3,000,000

Annual Report	March 31, 2011	191

Notes to Financial Statements (Cont.)

13.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund
	Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	468,652	$5,738,177	301,958	$3,468,706	315,576	$3,437,360	114,756	$1,195,982
Class P	37,202	455,187	24,328	269,112	129,205	1,394,829	55,817	577,115
Administrative Class	10,235	125,629	5,172	59,180	0	0	0	0
Class D	43,984	535,617	15,200	173,952	64,762	700,977	27,113	282,528
Other Classes	121,465	1,471,615	60,656	689,281	269,149	2,902,065	92,310	952,235
Issued as reinvestment of distributions
Institutional Class	81,649	984,629	65,419	748,238	20,518	218,378	8,435	86,603
Class P	1,407	16,994	593	6,807	3,211	34,153	1,017	10,450
Administrative Class	1,387	16,698	909	10,400	0	0	0	0
Class D	3,013	36,171	1,649	18,810	3,113	32,900	1,086	11,102
Other Classes	13,532	161,388	10,553	119,674	14,370	151,671	6,189	63,122
Cost of shares redeemed
Institutional Class	(264,510)	(3,237,482)	(272,893)	(3,084,732)	(99,344)	(1,066,500)	(25,261)	(260,862)
Class P	(10,352)	(126,566)	(5,075)	(58,503)	(30,526)	(328,563)	(5,656)	(58,633)
Administrative Class	(3,854)	(46,898)	(2,327)	(26,445)	0	0	0	0
Class D	(20,741)	(252,973)	(8,102)	(92,102)	(35,883)	(385,611)	(6,248)	(64,560)
Other Classes	(57,040)	(688,707)	(66,013)	(728,768)	(77,526)	(829,744)	(42,550)	(429,677)
Net increase resulting from Fund share transactions	426,029	$5,189,479	132,027	$1,573,610	576,625	$6,261,915	227,008	$2,365,405

	PIMCO Fundamental IndexPLUS™ TR Fund				PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
	Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/ 31/ 2011		Year Ended 03/31/ 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	7,879	$45,969	11,543	$72,556	67,186	$426,864	2,578	$15,868
Class P	1,405	8,167	636	3,996	37	238	6	36
Administrative Class	8	48	0	0	0	0	0	0
Class D	27,085	155,190	346	2,264	1,698	11,166	508	3,302
Other Classes	24,001	137,941	3,133	22,105	941	6,152	1,291	9,109
Issued as reinvestment of distributions
Institutional Class	7,679	42,803	11,453	66,375	4,362	27,837	2,086	12,990
Class P	57	323	1	7	0	1	0	2
Administrative Class	1	7	1	5	0	1	1	2
Class D	3,479	18,953	241	1,374	31	194	56	345
Other Classes	1,724	9,386	1,059	6,009	57	350	218	1,343
Cost of shares redeemed
Institutional Class	(14,045)	(79,829)	(97,897)	(571,605)	(22,770)	(144,422)	(2,104)	(13,875)
Class P	(517)	(3,015)	(459)	(3,599)	(22)	(122)	(5)	(28)
Administrative Class	(1)	(9)	0	0	0	0	0	0
Class D	(17,260)	(97,856)	(154)	(1,010)	(1,740)	(10,868)	(161)	(1,039)
Other Classes	(13,963)	(78,848)	(2,655)	(18,366)	(1,304)	(7,465)	(399)	(2,786)
Net increase (decrease) resulting from Fund share transactions	27,532	$159,230	(72,752)	$(419,889)	48,476	$309,926	4,075	$25,269

192	PIMCO Funds	Strategic Markets Bond Funds

March 31, 2011

PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund				PIMCO Fundamental Advantage Total Return Strategy Fund				PIMCO Fundamental IndexPLUS™ Fund
Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

156,276	$1,678,276	943	$14,637	604,379	$2,840,977	606,574	$2,947,715	7,635	$52,454	4,876	$32,640
15	163	0	0	6,026	27,613	0	0	5	37	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	40,738	188,849	6,379	30,293	50	340	15	99
0	0	0	0	33,176	153,442	5,026	24,425	0	0	0	0

28,049	308,890	15,788	171,855	121,688	542,933	68,650	316,109	2,406	15,974	2,346	15,727
0	0	0	0	22	99	0	0	0	1	0	0
0	0	0	0	0	0	0	0	0	2	1	2
0	0	0	0	2,320	10,187	257	1,173	3	18	1	5
0	0	0	0	2,322	10,163	354	1,622	0	0	0	0

(4,014)	(43,278)	(825)	(12,539)	(390,659)	(1,826,966)	(6,852)	(32,610)	(2,631)	(17,703)	(6,094)	(39,539)
(12)	(130)	0	0	(2,260)	(10,482)	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	(31,404)	(143,652)	(686)	(3,197)	(10)	(64)	(18)	(118)
0	0	0	0	(12,455)	(56,516)	(1,340)	(6,745)	0	0	0	0
180,314	$1,943,921	15,906	$173,953	373,893	$1,736,647	678,362	$3,278,785	7,458	$51,059	1,127	$8,816

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				PIMCO Small Cap StocksPLUS® TR Fund				PIMCO StocksPLUS® Fund
Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

21,288	$174,364	1,467	$13,412	29,902	$223,096	1,611	$12,351	62,860	$505,915	61,218	$454,661
0	0	0	0	340	2,556	265	1,785	245	2,078	130	943
0	0	0	0	0	0	0	0	64	530	66	490
9,938	85,835	6,868	63,610	14,387	109,921	243	1,831	1,131	9,056	1,234	9,203
3,878	32,400	1,513	13,835	14,096	105,454	2,472	19,076	7,308	59,541	3,136	22,637

3,528	27,579	3,245	29,467	2,836	20,910	7,919	51,029	9,732	77,845	1,773	14,610
0	0	0	0	3	24	3	23	3	29	1	4
0	0	0	0	0	0	0	0	33	254	8	66
1,346	10,319	1,215	10,855	710	5,215	49	310	74	562	20	158
993	7,236	313	2,761	1,146	8,405	335	2,148	1,148	8,748	299	2,355

(25,253)	(224,276)	(20,982)	(176,389)	(29,966)	(202,063)	(67,338)	(420,014)	(18,141)	(148,809)	(12,903)	(84,619)
0	0	0	0	(335)	(2,323)	(1)	(10)	(175)	(1,474)	(94)	(741)
0	0	0	0	0	0	0	0	(65)	(521)	(65)	(478)
(11,750)	(101,617)	(3,464)	(31,711)	(2,032)	(15,138)	(56)	(446)	(971)	(6,847)	(685)	(5,043)
(2,006)	(16,524)	(1,302)	(11,709)	(6,738)	(48,465)	(1,126)	(9,566)	(7,068)	(56,772)	(7,113)	(45,974)
1,962	$(4,684)	(11,127)	$(85,869)	24,349	$207,592	(55,624)	$(341,483)	56,178	$450,135	47,025	$368,272

Annual Report	March 31, 2011	193

\

Notes to Financial Statements (Cont.)

	PIMCO StocksPLUS® Long Duration Fund				PIMCO StocksPLUS® Total Return Fund
	Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/ 31/ 2011		Year Ended 03/31/ 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,161	$15,000	25,871	$173,521	1,698	$12,837	375	$2,520
Class P	0	0	0	0	332	2,559	62	389
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	14,618	110,625	1,420	9,739
Other Classes	0	0	0	0	8,089	61,292	4,135	28,823
Issued as reinvestment of distributions
Institutional Class	22,526	156,295	5,979	46,287	1,384	10,426	4,107	27,436
Class P	0	0	0	0	6	43	1	6
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	629	4,783	301	1,995
Other Classes	0	0	0	0	535	4,025	797	5,237
Cost of shares redeemed
Institutional Class	(5,943)	(45,700)	(18,257)	(141,686)	(2,715)	(19,322)	(3,782)	(28,630)
Class P	0	0	0	0	(118)	(893)	(18)	(127)
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(3,701)	(28,479)	(467)	(3,274)
Other Classes	0	0	0	0	(4,053)	(29,494)	(2,432)	(15,972)
Net increase resulting from Fund share transactions	18,744	$125,595	13,593	$78,122	16,704	$128,402	4,499	$28,142

	PIMCO StocksPLUS® TR Short Strategy Fund				PIMCO Global Multi-Asset Fund
	Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	280,077	$1,364,826	168,262	$903,720	86,614	$1,009,227	72,594	$793,869
Class P	2,937	12,573	2	10	33,924	393,691	15,460	170,920
Administrative Class	0	0	0	0	0	0	0	0
Class D	32,795	154,672	31,533	159,461	14,256	163,388	11,068	121,136
Other Classes	99,511	466,146	64,734	335,156	88,398	1,016,879	78,556	853,385
Issued as reinvestment of distributions
Institutional Class	3,575	16,391	6,962	35,043	5,974	69,232	3,462	38,335
Class P	16	71	0	0	665	7,707	140	1,547
Administrative Class	0	0	0	0	0	0	0	0
Class D	285	1,296	857	4,217	833	9,612	435	4,808
Other Classes	562	2,519	2,282	11,132	4,906	56,442	2,363	26,050
Cost of shares redeemed
Institutional Class	(128,298)	(557,557)	(16,324)	(86,426)	(32,217)	(366,233)	(11,652)	(127,869)
Class P	(300)	(1,339)	0	0	(7,401)	(85,115)	(874)	(9,712)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(38,569)	(175,529)	(14,337)	(75,142)	(7,471)	(85,219)	(2,413)	(26,388)
Other Classes	(88,422)	(394,442)	(35,853)	(180,297)	(25,475)	(290,486)	(7,877)	(84,993)
Net increase resulting from Fund share transactions	164,169	$889,627	208,118	$1,106,874	163,006	$1,899,125	161,262	$1,761,088

194	PIMCO Funds	Strategic Markets Bond Funds

March 31, 2011

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any litigation or arbitration proceedings and is not aware of any litigation or claim pending or threatened by or against it. However, PIMCO is a defendant in the following litigation matters unrelated to its management of the Trust.

In Kohen v. PIMCO and PIMCO Funds, plaintiffs challenged certain trades by PIMCO in the June 2005 10 year futures contract. PIMCO’s position is that all such trades were properly designed to secure best execution for its clients. The parties resolved this matter through settlement, which resolves all of the claims against PIMCO and PIMCO Funds. In settling this matter, PIMCO and PIMCO Funds deny any liability. This settlement is purely private in nature and not a regulatory matter.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of March 31, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CPSS, CPS, CRRS and GMA Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked financial derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked financial derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the CRRS Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CPSS, CPS, CRRS and GMA Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the CPSS, CPS CRRS and GMA Funds as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CPSS, CPS, CRRS and GMA Funds as income for Federal income tax purposes.

To the extent a Fund invests in the CPPS, CPS, CRRS and GMA Funds, the Fund may be subject to additional tax risk.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2007-2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2011, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
All Asset Fund	$113,691	$0	$929,625	$0	$(1,735,938)	$0
All Asset All Authority Fund	32,098	4	58,164	0	0	(54,194)
EM Fundamental IndexPLUS™ TR Strategy Fund	106,703	0	25,477	(9,475)	0	(13,401)
Fundamental Advantage Total Return Strategy Fund	228,320	0	84,569	(15,757)	(330,241)	(342,355)
Fundamental IndexPLUS™ Fund	21,909	0	(1,634)	(611)	(34,780)	(283)
Fundamental IndexPLUS™ TR Fund	52,245	0	5,101	(701)	(22,591)	(2,630)
Global Multi-Asset Fund	66,933	21,150	218,193	(5,467)	0	0
International StocksPLUS® TR Strategy Fund (Unhedged)	21,648	0	3,460	(494)	0	(3,038)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	8,764	1,736	(885)	(1,816)	0	(1,835)
Small Cap StocksPLUS® TR Fund	13,853	0	5,198	(515)	(163,986)	0
StocksPLUS® Fund	75,689	68,302	9,873	(3,423)	(276,462)	0
StocksPLUS® Long Duration Fund	0	31,167	6,992	(361)	(19,780)	0
StocksPLUS® Total Return Fund	11,097	0	602	(345)	(75,105)	0
StocksPLUS® TR Short Strategy Fund	30,911	0	29,752	(6,137)	(262,001)	(277,275)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2010 through March 31, 2011 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

Annual Report	March 31, 2011	195

Notes to Financial Statements (Cont.)

As of March 31, 2011, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands) (5)
	2012	2013	2014	2015	2016	2017	2018	2019
All Asset Fund	$0	$0	$0	$0	$0	$124,555	$1,611,383	$0
Fundamental Advantage Total Return Strategy Fund	0	0	0	0	0	0	137,566	192,675
Fundamental IndexPLUS™ Fund	0	0	0	0	0	2,263	29,938	2,579
Fundamental IndexPLUS™ TR Fund	0	0	0	0	0	0	22,591	0
Small Cap StocksPLUS® TR Fund	0	0	0	0	0	104,887	59,099	0
StocksPLUS® Fund	0	0	0	0	0	269,689	6,773	0
StocksPLUS® Long Duration Fund	0	0	0	0	0	19,780	0	0
StocksPLUS® Total Return Fund	0	0	0	0	0	62,942	12,163	0
StocksPLUS® TR Short Strategy Fund	0	0	0	0	0	0	78,322	183,679

(5)	Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
All Asset Fund	$20,185,546	$1,105,657	$(176,032)	$929,625
All Asset All Authority Fund	13,382,016	443,814	(385,650)	58,164
EM Fundamental IndexPLUS™ TR Strategy Fund	2,383,266	31,393	(6,522)	24,871
Fundamental Advantage Total Return Strategy Fund	5,009,115	91,147	(13,715)	77,432
Fundamental IndexPLUS™ Fund	164,749	2,200	(4,041)	(1,841)
Fundamental IndexPLUS™ TR Fund	398,101	9,835	(5,635)	4,200
Global Multi-Asset Fund	3,958,148	234,216	(13,789)	220,427
International StocksPLUS® TR Strategy Fund (Unhedged)	410,883	5,031	(1,862)	3,169
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	213,193	7,324	(7,177)	147
Small Cap StocksPLUS® TR Fund	402,420	6,014	(1,519)	4,495
StocksPLUS® Fund	1,367,019	16,422	(9,416)	7,006
StocksPLUS® Long Duration Fund	527,496	15,923	(9,286)	6,637
StocksPLUS® Total Return Fund	414,600	7,141	(6,548)	593
StocksPLUS® TR Short Strategy Fund	1,685,191	36,394	(9,021)	27,373

(6)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and contingent payment debt instruments for federal income tax purposes.

For the fiscal years ended March 31, 2011 and March 31, 2010, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2011			March 31, 2010
	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital
All Asset Fund	$1,367,522	$0	$0	$1,035,856	$0	$0
All Asset All Authority Fund	536,951	23,883	0	222,176	0	0
EM Fundamental IndexPLUS™ TR Strategy Fund	298,080	10,844	0	172,014	0	0
Fundamental Advantage Total Return Strategy Fund	568,337	0	0	277,447	42,089	0
Fundamental IndexPLUS™ Fund	18,347	0	0	19,294	0	0
Fundamental IndexPLUS™ TR Fund	73,702	0	0	97,206	0	0
Global Multi-Asset Fund	164,195	15,542	0	74,421	10,324	0
International StocksPLUS® TR Strategy Fund (Unhedged)	27,638	843	0	16,520	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	50,852	0	0	38,706	6,191	0
Small Cap StocksPLUS® TR Fund	35,863	0	0	53,795	0	0
StocksPLUS® Fund	90,325	0	0	17,937	0	0
StocksPLUS® Long Duration Fund	107,689	48,606	0	16,694	29,593	0
StocksPLUS® Total Return Fund	20,044	0	0	35,981	0	0
StocksPLUS® TR Short Strategy Fund	21,003	0	0	38,471	13,118	0

(7)	Includes short-term capital gains, if any, distributed.

196	PIMCO Funds	Strategic Markets Bond Funds

March 31, 2011

16. SUBSEQUENT EVENTS

Effective May 1, 2011, the Supervisory and Administrative Fee was reduced on certain Funds. Please reference the Supervisory and Administrative Fee table in Note 8(b) for additional information.

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

Annual Report	March 31, 2011	197

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class, Class P, Administrative Class and Class D Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Institutional Class, Class P, Administrative Class and Class D shares present fairly, in all material respects, the financial position of PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund, PIMCO Fundamental IndexPLUS™ TR Fund, PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Total Return Fund, PIMCO StocksPLUS® TR Short Strategy Fund and PIMCO Global Multi-Asset Fund (fourteen series of PIMCO Funds, hereafter referred to as the “Funds”) at March 31, 2011, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, the cash flows for PIMCO All Asset All Authority Fund for the year then ended and the financial highlights of the Funds for the Institutional Class, Class P, Administrative Class and Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for PIMCO Global Multi-Asset Fund) and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, brokers and underlying funds’ transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 20, 2011

198	PIMCO Funds	Strategic Markets Bond Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.IG	Credit Derivatives Index - Investment Grade	EAFE	Europe, Australasia, and Far East Stock Index

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BABs	Build America Bonds

Annual Report	March 31, 2011	199

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2011) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2011 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2011 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2011 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2011 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.65%	0.65%	$351,595	$0
All Asset All Authority Fund	0.79%	0.79%	176,549	0
EM Fundamental IndexPLUS™ TR Strategy Fund	0.10%	0.10%	17,654	23,725
Fundamental Advantage Total Return Strategy Fund	0.40%	0.40%	61,485	0
Fundamental IndexPLUS™ Fund	0.00%	0.00%	1,588	0
Fundamental IndexPLUS™ TR Fund	0.41%	0.41%	6,746	0
Global Multi-Asset Fund	0.20%	0.20%	44,659	42,521
International StocksPLUS® TR Strategy Fund (Unhedged)	0.16%	0.16%	3,531	2,337
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.00%	0.00%	5,216	0
Small Cap StocksPLUS® TR Fund	0.04%	0.04%	4,542	0
StocksPLUS® Fund	0.84%	0.84%	13,483	0
StocksPLUS® Long Duration Fund	0.04%	0.04%	14,078	62,243
StocksPLUS® Total Return Fund	1.28%	1.28%	5,187	0
StocksPLUS® TR Short Strategy Fund	5.90%	5.90%	20,478	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2012, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2011.

200	PIMCO Funds	Strategic Markets Bond Funds

Management of the Trust

(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call the Trust at 1-866-746-2602 or visit our website at www.pimco.com/investments.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director and member of Executive Committee, PIMCO.	149	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust; Chairman and Trustee, PIMCO Equity Series; Chairman and Trustee, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors and Executive Committee, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC (1992-present); Formerly, Chairman and Director, PCM Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to present	Managing Director, Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Global Investors.	145	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to present	Private Investor.	149	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	04/1987 to 02/1993 and 02/1995 to present	Private Investor.	149	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT; Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to present	Private Investor and Business Advisor (primarily to manufacturing companies).	145	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust Director, Ameron International (manufacturing). Formerly Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	145	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (1938) Trustee	07/1993 to 02/1995 and 08/1995 to present	Private Investor.	145	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2011	201

Management of the Trust (Cont.)

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (1959) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO.

William H. Gross (1944) Senior Vice President	04/1987 to present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (1962) Vice President-Senior Counsel, Secretary	05/2005 to present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (1970) Vice President	05/2008 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (1957) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Audrey L. Cheng (1975) Assistant Secretary	11/2010 to present	Vice President and Attorney, PIMCO. Formerly, Associate, Morrison & Foerster LLP.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

202	PIMCO Funds	Strategic Markets Bond Funds

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2011	203

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3007AR_033111

Your Global Investment Authority

Annual Report

March 31, 2011

International Bond Funds

PIMCO Developing Local Markets Fund

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets and Infrastructure Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Share Classes

■	Institutional
■	P
■	Administrative
■	D

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		14
Financial Highlights		16
Statements of Assets and Liabilities		24
Statements of Operations		25
Statements of Changes in Net Assets		26
Notes to Financial Statements		124
Report of Independent Registered Public Accounting Firm		136
Glossary		137
Federal Income Tax Information		138
Management of the Trust		139
Privacy Policy		141

FUND	Fund Summary	Schedule of Investments

PIMCO Developing Local Markets Fund	6	28
PIMCO Emerging Local Bond Fund	7	39
PIMCO Emerging Markets and Infrastructure Bond Fund	8	51
PIMCO Emerging Markets Bond Fund	9	58
PIMCO Foreign Bond Fund (Unhedged)	10	69
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	11	84
PIMCO Global Bond Fund (Unhedged)	12	99
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	13	112

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648 for Institutional Class, Class P, and Administrative Class shares or (800) 426-0107 for Class D shares, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 for Institutional Class, Class P, and Administrative Class shares or (800) 426-0107 for Class D shares and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by PIMCO Investments LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco.com/investments,
(888) 87-PIMCO.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder:

Over the past twelve months we witnessed a number of extraordinary events that have had significant repercussions for the financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. Rising commodities prices, namely food and oil, along with unsettled markets in general, also present investors with heightened allocation challenges.

In addition, outside of the reporting period on April 18, 2011, Standard & Poor’s (an independent credit rating agency) reaffirmed its AAA-credit rating of the U.S., but placed a “negative outlook” on U.S. sovereign debt due to concerns over the growing deficit and increasing government indebtedness. This serves as an important warning that the U.S. government must work towards a credible medium-term fiscal package – as well as long-term debt reduction efforts. It also is a reminder that the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have a significant impact on the global economy and financial markets.

PIMCO is keenly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant is crucial to successful investing while searching for attractive investment opportunities throughout the global marketplace.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

Yields across the U.S. Treasury yield curve declined as capital moved back into U.S. Treasuries towards the latter part of the reporting period due to global concerns over the turmoil in the Middle East/North Africa and the lingering effects on global financial markets from the earthquake and tsunami in Japan. Investors focused more intently on the growing U.S. deficit and deteriorating U.S. government balance sheet. The Federal Reserve maintained its stance on low short-term interest rates as well as its commitment to previously announced Quantitative Easing II polices despite signs of improved economic activity. The benchmark ten-year U.S. Treasury note yielded 3.47% at the end of the reporting period, or 0.36% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 5.12% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) gained 7.91% during the reporting period, as represented by the Barclays Capital U.S. TIPS Index. TIPS produced strong returns as real yields rallied due to slowing real growth, a broad market flight-to-quality and expectations of higher upcoming inflation. In addition, inflation accruals were modestly positive amid rising commodities prices. TIPS outperformed their nominal U.S. Treasury counterparts as breakeven inflation levels (or the difference between nominal and real yields) moved higher.

■

Agency mortgage-backed securities (“MBS”) performed better than comparable U.S. Treasury securities, and were supported by higher mortgage rates and benign prepayment reports. Non-Agency MBS also performed well as new supply continued to remain exceptionally low, and as demand from the U.S. government’s Public-Private Investment Program and other investors seeking higher yield caused prices to increase. In the asset-backed securities (“ABS”) market, the U.S. government’s Term Asset-Backed Securities Loan Facility (“TALF”) appeared a success in restarting the consumer ABS market, providing more attractive funding costs and helping induce investor demand for high-quality consumer ABS.

■	Corporate bonds, particularly high-yield bonds, were among the best performing fixed income asset classes during the reporting period. Lending standards and liquidity conditions continued

2	PIMCO Funds	International Bond Funds

to improve, prompting strong new issuance in both the investment-grade and high-yield corporate bond markets. Continued improvement in U.S. and global growth prospects helped many of the largest corporations strengthen their balance sheets. Investors favored the corporate bond sector over U.S. Treasury securities due to improving corporate fundamentals and heightened investor concerns over a deteriorating U.S. government balance sheet.

■

The municipal bond market in general was affected by a number of issues during the reporting period, namely negative headlines relating to the potential for greater default risk and significant new issue supply during the fourth quarter due to the winding down of the Build American Bond Program at the end of 2010. The Barclays Capital Municipal Bond Index returned 1.63% for the reporting period as compared to a return of 4.53% for the Barclays Capital U.S. Treasury Index.

■

Increased global concerns related to sovereign credit worthiness of countries in the European periphery, the unrest in the Middle East/North Africa, and the Japanese earthquake created volatility in global markets, which affected emerging markets (“EM”) spreads and yields. Nonetheless, given the stronger growth outlook for EM economies and continued interest from investors in EM strategies, EM U.S. dollar and local currency denominated debt posted strong positive returns for the reporting period.

■

Despite a volatile period global equities generally posted positive returns for the reporting period as investors looked for returns from higher risk asset classes. U.S. equities, as measured by the S&P 500 Index, returned 15.65% and international equities, as represented by the MSCI World Index, returned 13.45% for the reporting period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments or our investment manager’s website at www.pimco.com.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds May 18, 2011

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2011	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, leveraging risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class and Class D shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D shares, respectively. The Class P shares of the following Funds were first offered in (month/year): PIMCO Developing Local Markets Fund (4/08), PIMCO Emerging Markets Bond Fund (4/08), PIMCO Foreign Bond Fund (Unhedged) (4/08), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (4/08), PIMCO Global Bond Fund (U.S. Dollar-Hedged) (4/08), PIMCO Emerging Local Bond Fund (5/08), PIMCO Emerging Markets and Infrastructure Bond Fund (10/10) and PIMCO Global Bond Fund (Unhedged) (11/10). The Administrative Class shares of the Funds were first offered in (month/year): PIMCO Global Bond Fund (Unhedged) (7/96), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), PIMCO Emerging Markets Bond Fund (9/98), PIMCO Global Bond Fund (U.S. Dollar-Hedged) (9/03), PIMCO Foreign Bond Fund (Unhedged) (2/06), PIMCO Developing Local Markets Fund (9/06), and PIMCO Emerging Local Bond Fund (10/07). The Class D shares of the following Funds were first offered in (month/year): PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (4/98), PIMCO Emerging

4	PIMCO Funds	International Bond Funds

Markets Bond Fund (3/00), PIMCO Foreign Bond Fund (Unhedged) (4/04), PIMCO Developing Local Markets Fund (5/05), PIMCO Emerging Local Bond Fund (7/07), and PIMCO Global Bond Fund (Unhedged) (7/08). All other Funds in this Shareholder Report do not currently offer Class P, Administrative Class and Class D shares.

Since Class A shares were the initial class of shares offered after the inception of the PIMCO Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional, Administrative Classes and Class P are based on the historical performance of Class A shares, adjusted to reflect that the Institutional, Administrative Classes and Class P do not have a sales charge, and the different operating expenses associated with the Institutional Class, Administrative Class and Class P, such as distribution and/or service fees (Administrative Class only) and other fee charges.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from October 1, 2010 to March 31, 2011, with the exception of Class P shares of the PIMCO Emerging

Markets and Infrastructure Bond Fund, which is from October 15, 2010 (the date the class commenced operations) to March 31, 2011 and the Class P shares of the PIMCO Global Bond Fund, which is from November 19, 2010 (the date the class commenced operations) to March 31, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2011	5

PIMCO Developing Local Markets Fund

Institutional Class - PLMIX	Class P - PLMPX
Administrative Class - PDEVX	Class D - PLMDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	34.4%
United States	11.0%
Russia	8.1%
Mexico	6.3%
Brazil	5.5%
Other	34.7%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Institutional Class	8.36%	7.28%	7.56%
PIMCO Developing Local Markets Fund Class P	8.25%	7.17%	7.46%
PIMCO Developing Local Markets Fund Administrative Class	8.09%	7.01%	7.29%
PIMCO Developing Local Markets Fund Class D	7.93%	6.85%	7.13%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	7.65%	8.28%	8.33%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)*	7.62%	8.00%	8.05%
Lipper Emerging Market Debt Funds Average	9.35%	7.88%	8.41%

All Fund returns are net of fees and expenses.

* Effective June 30, 2010, the Fund selected the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) as its secondary benchmark index. Prior to that date, the Fund had not selected a secondary benchmark index.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.85% for the Institutional Class shares, 0.95% for the Class P shares, 1.10% for the Administrative Class shares, and 1.25% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,039.16	$1,038.63	$1,037.86	$1,037.08	$1,020.64	$1,020.14	$1,019.40	$1,018.65
Expenses Paid During Period†	$4.37	$4.88	$5.64	$6.40	$4.33	$4.84	$5.59	$6.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.86% for Institutional Class, 0.96% for Class P, 1.11% for Administrative Class, and 1.26% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Developing Local Markets Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years. The Fund’s investments in currencies or fixed-income instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

An overweight to Singapore contributed to performance as the Singapore sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) (the “Fund’s benchmark index”) for the reporting period.

»	An overweight to Brazil benefited returns as the Brazil sub index outperformed the Fund’s benchmark index for the reporting period.

»

An off-benchmark exposure to emerging markets (“EM”) corporate credits benefited performance as EM corporate credits, as represented by the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI), outperformed the Fund’s benchmark index for the reporting period.

»	An underweight to Hungary detracted from performance as the Hungary sub index outperformed the Fund’s benchmark index for the reporting period.

»	An underweight to South Africa detracted from returns as the South Africa sub index outperformed the Fund’s benchmark index for the reporting period.

»	An overweight to China detracted from returns as the Chinese sub index underperformed the Fund’s benchmark index for the reporting period.

6	PIMCO Funds	International Bond Funds

PIMCO Emerging Local Bond Fund

Institutional Class - PELBX	Class P - PELPX
Administrative Class - PEBLX	Class D - PLBDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial invested amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Brazil	12.3%
Mexico	11.4%
South Africa	10.8%
Poland	10.8%
Indonesia	9.2%
Short-Term Instruments	8.2%
Turkey	6.3%
Russia	6.0%
Other	25.0%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	11.26%	10.45%
PIMCO Emerging Local Bond Fund Class P	11.14%	10.36%
PIMCO Emerging Local Bond Fund Administrative Class	10.97%	10.17%
PIMCO Emerging Local Bond Fund Class D	10.75%	9.98%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	12.85%	12.10%	*
Lipper Emerging Market Debt Funds Average	9.35%	7.21%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.90% for the Institutional Class shares, 1.00% for the Class P shares, 1.15% for the Administrative Class shares, and 1.35% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,015.99	$1,015.43	$1,014.65	$1,013.66	$1,020.44	$1,019.95	$1,019.20	$1,018.20
Expenses Paid During Period†	$4.52	$5.02	$5.78	$6.78	$4.53	$5.04	$5.79	$6.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Institutional Class, 1.00% for Class P, 1.15% for Administrative Class, and 1.35% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to Brazil contributed to performance as the Brazilian sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (USD Unhedged) (the “Fund’s benchmark index”) for the reporting period.

»	An overweight to Indonesia contributed to performance as the Indonesia sub index outperformed the Fund’s benchmark index for the reporting period.

»	An underweight to Hungary contributed to performance as the Hungary sub index underperformed the Fund’s benchmark index for the reporting period.

»	An overweight to Poland detracted from relative performance as the Poland sub index underperformed the Fund’s benchmark index for the reporting period.

»	An overweight to Mexico detracted from relative performance as the Mexico sub index underperformed the Fund’s benchmark index for the reporting period.

»	An underweight to Colombia detracted from relative performance as the Colombia sub index outperformed the Fund’s benchmark index for the reporting period.

Annual Report	March 31, 2011	7

PIMCO Emerging Markets and Infrastructure Bond Fund

Institutional Class - PEMIX	Class P - PMIPX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

Allocation Breakdown‡

Brazil	16.9%
Russia	16.2%
Cayman Islands	10.2%
Indonesia	9.8%
Mexico	5.7%
Short-Term Instruments	2.5%
Other	38.7%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	Fund Inception (07/01/09)
PIMCO Emerging Markets and Infrastructure Bond Fund Institutional Class	8.29%	15.34%
PIMCO Emerging Markets and Infrastructure Bond Fund Class P	8.25%	15.31%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	9.86%	16.78%	*
Lipper Emerging Market Debt Funds Average	9.35%	16.61%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/2009.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class and Class P prospectus dated 07/31/10, as revised and supplemented to date, is 1.25% for the Institutional Class shares and 1.35% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,019.40	$1,004.99	$1,018.70	$1,018.20
Expenses Paid During Period†	$6.29	$6.19	$6.29	$6.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Institutional Class and 1.35% for Class P) multiplied by the average account value over the period, multiplied by 182/365 for the Institutional Class (to reflect the one-half year period) and 167/365 for Class P (to reflect the period since inception date of 10/15/10 for Class P shares). The Fund’s Class P hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets and Infrastructure Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio consisting of fixed-income instruments that are economically tied to emerging market countries and fixed-income instruments that are issued by infrastructure entities, projects or assets, all of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

An overweight to Indonesia contributed to performance as the Indonesia sub index outperformed the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (the “Fund’s benchmark index”) for the reporting period.

»	An overweight to Russia contributed to performance as the Russia sub index outperformed the Fund’s benchmark index for the reporting period.

»	An underweight to Malaysia contributed to performance as the Malaysia sub index underperformed the Fund’s benchmark index for the reporting period.

»	An overweight to Brazil detracted from performance as the Brazil sub index underperformed the Fund’s benchmark index for the reporting period.

»	An underweight to China detracted from performance as the China sub index outperformed the Fund’s benchmark index for the reporting period.

»	An underweight to Mexico detracted from performance as the Mexico sub index outperformed the Fund’s benchmark index for the reporting period.

8	PIMCO Funds	International Bond Funds

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX	Class P - PEMPX
Administrative Class - PEBAX	Class D - PEMDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

Russia	17.9%
Brazil	12.1%
Mexico	9.9%
Indonesia	7.6%
Colombia	5.1%
Short-Term Instruments	3.7%
Other	43.7%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	9.68%	8.05%	13.09%	11.56%
PIMCO Emerging Markets Bond Fund Class P	9.57%	7.93%	12.98%	11.44%
PIMCO Emerging Markets Bond Fund Administrative Class	9.41%	7.78%	12.81%	11.27%
PIMCO Emerging Markets Bond Fund Class D	9.22%	7.61%	12.64%	11.12%
JPMorgan Emerging Markets Bond Index (EMBI) Global	8.65%	8.26%	10.15%	9.13%
Lipper Emerging Market Debt Funds Average	9.35%	7.88%	11.91%	9.52%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.84% for the Institutional Class shares, 0.94% for the Class P shares, 1.09% for the Administrative Class shares, and 1.26% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$996.86	$996.36	$995.62	$994.77	$1,020.79	$1,020.29	$1,019.55	$1,018.70
Expenses Paid During Period†	$4.13	$4.63	$5.37	$6.22	$4.18	$4.68	$5.44	$6.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.83% for Institutional Class, 0.93% for Class P, 1.08% for Administrative Class, and 1.25% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements.

»

An out of benchmark exposure to corporates/quasi sovereigns added to relative performance as the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) outperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “Fund’s benchmark index”) during the reporting period.

»	An underweight to Venezuela contributed to relative performance as the Venezuela sub index underperformed the Fund’s benchmark index during the reporting period.

»	An underweight to Lebanon contributed to relative performance as the Lebanese sub index underperformed the Fund’s benchmark index during the reporting period.

»	An overweight to Brazil detracted from relative performance as the Brazilian sub index underperformed the Fund’s benchmark index during the reporting period.

»	An underweight to Argentina detracted from relative performance as the Argentine sub index outperformed the Fund’s benchmark index during the reporting period.

»	An underweight to Turkey detracted from relative performance as the Turkish sub index outperformed the Fund’s benchmark index during the reporting period.

Annual Report	March 31, 2011	9

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class - PFUIX	Class P - PFUPX
Administrative Class - PFUUX	Class D - PFBDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

United States	33.4%
United Kingdom	13.6%
France	11.0%
Short-Term Instruments	7.1%
Netherlands	7.0%
Germany	5.3%
Canada	5.3%
Other	17.3%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	13.85%	9.33%	7.40%
PIMCO Foreign Bond Fund (Unhedged) Class P	13.74%	9.23%	7.30%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	13.57%	9.06%	7.13%
PIMCO Foreign Bond Fund (Unhedged) Class D	13.40%	8.88%	6.95%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	9.73%	8.15%	6.54%
Lipper International Income Funds Average	8.07%	6.71%	5.63%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, P Class, Administrative Class, and D Class prospectus dated 07/31/10, as revised and supplemented to date, is 0.51% for the Institutional Class shares, 0.61% for the Class P shares, 0.80% for the Administrative Class shares, and 0.91% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$1,004.31	$1,003.81	$1,003.06	$1,002.32	$1,022.44	$1,021.94	$1,021.19	$1,020.44
Expenses Paid During Period†	$2.50	$3.00	$3.75	$4.49	$2.52	$3.02	$3.78	$4.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, 0.75% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the reporting period.

»	Positions in both Agency and non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the reporting period.

»	An overweight to core European countries versus peripheral European countries contributed to performance as peripheral sovereign spreads widened relative to core countries during the reporting period.

»

Exposure to a basket of emerging market currencies (such as the Chinese yuan, Korean won, Mexican peso, and Singapore dollar) and to commodity-linked currencies (such as the Australian dollar and Canadian dollar) contributed to performance as these currencies appreciated relative to the U.S. dollar.

»	A curve-flattening bias in Japan contributed to performance as long rates fell during the reporting period.

»

An overweight to German duration (or sensitivity to changes in market interest rates) via the short-end of the German yield curve detracted from performance as short-rates rose during the last quarter of the reporting period.

»	An overweight to U.S. duration detracted from performance as rates sold off in November 2010 and December 2010, offsetting gains from the beginning of 2010.

10	PIMCO Funds	International Bond Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PFORX	Class P - PFBPX
Administrative Class - PFRAX	Class D - PFODX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

United States	35.6%
United Kingdom	14.1%
France	10.3%
Germany	9.0%
Canada	6.0%
Netherlands	5.0%
Short-Term Instruments	4.5%
Other	15.5%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	5.37%	6.42%	6.06%	7.80%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	5.27%	6.32%	5.96%	7.70%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	5.11%	6.16%	5.81%	7.54%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	4.96%	5.98%	5.60%	7.33%
JPMorgan GBI Global ex-US Index Hedged in USD	1.44%	4.36%	4.38%	6.57%	*
Lipper International Income Funds Average	8.07%	6.71%	6.90%	6.56%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/1992.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class, and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.52% for the Institutional Class shares, 0.62% for the Class P shares, 0.77% for the Administrative Class, shares and 0.92% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$984.92	$984.44	$983.69	$982.96	$1,022.44	$1,021.94	$1,021.19	$1,020.44
Expenses Paid During Period†	$2.47	$2.97	$3.71	$4.45	$2.52	$3.02	$3.78	$4.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, 0.75% for Administrative Class, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the reporting period.

»	Positions in both Agency and non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the reporting period.

»	An overweight to core European countries versus peripheral European countries contributed to performance as peripheral sovereign spreads widened relative to core countries during the reporting period.

»

Exposure to a basket of emerging market currencies (such as the Chinese yuan, Korean won, Mexican peso, and Singapore dollar) and commodity-linked currencies (such as the Australian dollar and Canadian dollar) contributed to performance as these currencies appreciated relative to the U.S. dollar.

»	A curve-flattening bias in Japan contributed to performance as long rates fell during the reporting period.

»

An overweight to German duration (or sensitivity to changes in market interest rates) via the short-end of the German yield curve detracted from performance as short-rates rose during the last quarter of the reporting period.

»	An overweight to U.S. duration detracted from performance as rates sold off in November 2010 and December 2010, offsetting gains from the beginning of 2010.

Annual Report	March 31, 2011	11

PIMCO Global Bond Fund (Unhedged)

Institutional Class - PIGLX	Class P - PGOPX
Administrative Class - PADMX	Class D - PGBDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional, Class P, or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

United States	44.3%
United Kingdom	12.4%
Short-Term Instruments	7.8%
France	7.2%
Canada	5.6%
Australia	5.2%
Other	17.5%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	11.91%	8.26%	8.66%	7.20%
PIMCO Global Bond Fund (Unhedged) Class P	11.79%	8.15%	8.55%	7.10%
PIMCO Global Bond Fund (Unhedged) Administrative Class	11.63%	7.99%	8.40%	6.95%
PIMCO Global Bond Fund (Unhedged) Class D	11.46%	7.83%	8.23%	6.78%
JPMorgan GBI Global FX NY Index Unhedged in USD**	8.09%	7.50%	7.46%	6.31%	*
Lipper Global Income Funds Average	7.12%	5.82%	6.61%	6.26%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/1993.

** The inception date for the JPMorgan GBI Global FX NY Index Unhedged in USD was 05/03/2004. Prior to 05/03/2004, the performance of the JPMorgan GBI Global index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 07/31/10, as revised and supplemented to date, is 0.56% for the Institutional Class shares, 0.66% for the Class P Shares, 0.81% for the Administrative Class shares, and 0.96% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$999.94	$1,010.34	$998.68	$997.95	$1,022.19	$1,021.69	$1,020.94	$1,020.19
Expenses Paid During Period†	$2.74	$2.36	$3.99	$4.73	$2.77	$3.28	$4.03	$4.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.65% for Class P, 0.80% for Administrative Class, and 0.95% for Class D), multiplied by the average account value over the period, multiplied by 182/365 for the Institutional Class, Administrative Class and Class D (to reflect the one-half year period) and 132/365 for Class P (to reflect the period since inception date of 11/19/10 for Class P shares). The Fund’s Class P hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the reporting period.

»	Positions in both Agency and non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the reporting period.

»	An overweight to core European countries versus peripheral European countries contributed to performance as peripheral sovereign spreads widened relative to core countries during the reporting period.

»

Exposure to a basket of emerging market currencies (such as the Chinese yuan, Korean won, Mexican peso, and Singapore dollar) and commodity-linked currencies (such as the Australian dollar and Canadian dollar) contributed to performance as these currencies appreciated relative to the U.S. dollar.

»	A curve-flattening bias in Japan contributed to performance as long rates fell during the reporting period.

»

An overweight German duration (or sensitivity to changes in market interest rates) via the short-end of the German yield curve detracted from performance as short-rates rose during the last quarter of the reporting period.

»	An overweight to U.S. duration detracted from performance as rates sold off in November 2010 and December 2010, offsetting gains from the beginning of 2010.

12	PIMCO Funds	International Bond Funds

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class P - PGNPX
Administrative Class - PGDAX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class D shares is $1,000.

Allocation Breakdown‡

United States	47.8%
United Kingdom	11.4%
France	8.1%
Australia	7.2%
Short-Term Instruments	4.3%
Other	21.2%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	6.27%	6.01%	5.97%	7.08%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	6.17%	5.91%	5.86%	6.97%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	6.02%	5.78%	5.69%	6.81%
JPMorgan GBI Global Index Hedged in USD	2.44%	4.73%	4.63%	6.14%	*
Lipper Global Income Funds Average	7.12%	5.82%	6.61%	6.35%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/1995.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, and Administrative Class prospectus dated 07/31/10, as revised and supplemented to date, is 0.55% for the Institutional Class shares, 0.65% for the Class P shares, and 0.80% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco.com/investments.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (10/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/11)	$989.54	$989.04	$988.35	$1,022.19	$1,021.69	$1,020.94
Expenses Paid During Period†	$2.73	$3.22	$3.97	$2.77	$3.28	$4.03

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.65% for Class P, and 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the reporting period.

»	Positions in both Agency and non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the reporting period.

»	An overweight to core European countries versus peripheral European countries contributed to performance as peripheral sovereign spreads widened relative to core countries during the reporting period.

»

Exposure to a basket of emerging market currencies (such as the Chinese yuan, Korean won, Mexican peso, and Singapore dollar) and commodity-linked currencies (such as the Australian dollar and Canadian dollar) contributed to performance as these currencies appreciated relative to the U.S. dollar.

»	A curve-flattening bias in Japan contributed to performance as long rates fell during the reporting period.

»

An overweight German duration (or sensitivity to changes in market interest rates) via the short-end of the German yield curve detracted from performance as short-rates rose during the last quarter of the reporting period.

»	An overweight to U.S. duration detracted from performance as rates sold off in November 2010 and December 2010, offsetting gains from the beginning of 2010.

Annual Report	March 31, 2011	13

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Treasury Index	The Barclays Capital U.S. Treasury Index is an unmanaged index comprised of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index.

JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Index Hedged in USD	JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

14	PIMCO Funds	International Bond Funds

Index	Description

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2011	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Developing Local Markets Fund
Institutional Class
03/31/2011	$10.24	$0.20	$0.64	$0.84	$(0.20)	$0.00	$0.00
03/31/2010	8.07	0.23	2.17	2.40	(0.15)	0.00	(0.08)
03/31/2009	10.81	0.39	(2.57)	(2.18)	(0.37)	(0.19)	0.00
03/31/2008	10.79	0.51	1.05	1.56	(0.51)	(1.03)	0.00
03/31/2007	10.46	0.48	0.58	1.06	(0.48)	(0.25)	0.00
Class P
03/31/2011	10.24	0.19	0.64	0.83	(0.19)	0.00	0.00
03/31/2010	8.07	0.21	2.18	2.39	(0.14)	0.00	(0.08)
04/30/2008 - 03/31/2009	10.92	0.33	(2.67)	(2.34)	(0.32)	(0.19)	0.00
Administrative Class
03/31/2011	10.24	0.18	0.64	0.82	(0.18)	0.00	0.00
03/31/2010	8.07	0.20	2.18	2.38	(0.13)	0.00	(0.08)
03/31/2009	10.81	0.38	(2.59)	(2.21)	(0.34)	(0.19)	0.00
03/31/2008	10.79	0.44	1.10	1.54	(0.49)	(1.03)	0.00
09/30/2006 - 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)	0.00
Class D
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)
03/31/2009	10.81	0.36	(2.58)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00

PIMCO Emerging Local Bond Fund
Institutional Class
03/31/2011	$10.38	$0.52	$0.61	$1.13	$(0.79)	$0.00	$0.00
03/31/2010	7.77	0.56	2.68	3.24	(0.63)	0.00	0.00
03/31/2009	9.87	0.52	(2.10)	(1.58)	(0.14)	0.00	(0.38)
03/31/2008	9.99	0.67	0.64	1.31	(0.70)	(0.73)	0.00
12/29/2006 - 03/31/2007	10.00	0.15	(0.03)	0.12	(0.13)	0.00	0.00
Class P
03/31/2011	10.38	0.51	0.61	1.12	(0.78)	0.00	0.00
03/31/2010	7.77	0.54	2.70	3.24	(0.63)	0.00	0.00
05/30/2008 - 03/31/2009	9.91	0.38	(2.10)	(1.72)	(0.07)	0.00	(0.35)
Administrative Class
03/31/2011	10.38	0.50	0.61	1.11	(0.77)	0.00	0.00
03/31/2010	7.77	0.52	2.70	3.22	(0.61)	0.00	0.00
03/31/2009	9.87	0.56	(2.16)	(1.60)	(0.08)	0.00	(0.42)
10/16/2007 - 03/31/2008	10.65	0.28	(0.02)	0.26	(0.31)	(0.73)	0.00
Class D
03/31/2011	10.38	0.48	0.60	1.08	(0.74)	0.00	0.00
03/31/2010	7.77	0.51	2.69	3.20	(0.59)	0.00	0.00
03/31/2009	9.87	0.51	(2.12)	(1.61)	(0.09)	0.00	(0.40)
07/31/2007 - 03/31/2008	10.27	0.40	0.43	0.83	(0.50)	(0.73)	0.00

PIMCO Emerging Markets and Infrastructure Bond Fund
Institutional Class
03/31/2011	$11.29	$0.53	$0.38	$0.91	$(0.55)	$(0.25)	$0.00
07/01/2009 - 03/31/2010	10.00	0.48	1.33	1.81	(0.47)	(0.05)	0.00
Class P
10/15/2010 - 03/31/2011	11.85	0.24	(0.19)	0.05	(0.25)	(0.25)	0.00

*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Fund's supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(c)	Effective October 1, 2009, the Fund's supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.55%.

16	PIMCO Funds	International Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.20)	$10.88	8.36%	$3,745,530	0.86%		0.86%		0.85%		0.85%		1.96%		31	%**
(0.23)	10.24	29.94	2,111,435	0.85		0.85		0.85		0.85		2.34		190
(0.56)	8.07	(20.61)	1,556,487	0.85		0.85		0.85		0.85		3.95		95
(1.54)	10.81	15.10	4,266,684	0.85		0.85		0.85		0.85		4.64		31
(0.73)	10.79	10.45	2,862,054	0.85		0.85		0.85		0.85		4.55		11

(0.19)	10.88	8.25	107,051	0.96		0.96		0.95		0.95		1.87		31	**
(0.22)	10.24	29.82	75,682	0.95		0.95		0.95		0.95		2.06		190
(0.51)	8.07	(21.73)	8	0.95	*	0.95	*	0.95	*	0.95	*	3.76	*	95

(0.18)	10.88	8.09	35,051	1.11		1.11		1.10		1.10		1.68		31	**
(0.21)	10.24	29.62	5,867	1.10		1.10		1.10		1.10		2.14		190
(0.53)	8.07	(20.83)	4,965	1.10		1.10		1.10		1.10		3.68		95
(1.52)	10.81	14.83	24,961	1.10		1.10		1.10		1.10		4.03		31
(0.48)	10.79	8.09	11	1.10	*	1.10	*	1.10	*	1.10	*	4.39	*	11

(0.16)	10.88	7.93	378,604	1.26		1.26		1.25		1.25		1.57		31	**
(0.19)	10.24	29.43	284,522	1.25		1.25		1.25		1.25		1.92		190
(0.52)	8.07	(20.93)	145,921	1.25		1.25		1.25		1.25		3.57		95
(1.50)	10.81	14.65	565,027	1.25		1.25		1.25		1.25		4.20		31
(0.69)	10.79	10.01	352,533	1.25		1.25		1.25		1.25		4.13		11

$(0.79)	$10.72	11.26%	$4,184,389	0.90%		0.90%		0.90%		0.90%		4.95%		24	%**
(0.63)	10.38	42.71	1,950,140	0.92	(b)	0.92	(b)	0.92	(b)	0.92	(b)	5.85		174
(0.52)	7.77	(16.41)	1,510,836	0.95		0.95		0.95		0.95		6.03		78
(1.43)	9.87	13.55	1,653,663	0.95		0.95		0.95		0.95		6.53		67
(0.13)	9.99	1.24	622,414	1.15	*	1.20	*	1.14	*	1.18	*	6.13	*	15

(0.78)	10.72	11.14	983,357	1.00		1.00		1.00		1.00		4.78		24	**
(0.63)	10.38	42.65	70,278	1.02	(c)	1.02	(c)	1.02	(c)	1.02	(c)	5.41		174
(0.42)	7.77	(17.62)	656	1.05	*	1.05	*	1.05	*	1.05	*	5.83	*	78

(0.77)	10.72	10.97	196,741	1.15		1.15		1.15		1.15		4.73		24	**
(0.61)	10.38	42.38	252,079	1.17	(b)	1.17	(b)	1.17	(b)	1.17	(b)	5.16		174
(0.50)	7.77	(16.63)	1,026	1.20		1.20		1.20		1.20		5.84		78
(1.04)	9.87	2.55	17,690	1.20	*	1.20	*	1.20	*	1.20	*	6.23	*	67

(0.74)	10.72	10.75	875,805	1.35		1.35		1.35		1.35		4.50		24	**
(0.59)	10.38	42.12	507,104	1.35		1.35		1.35		1.35		5.09		174
(0.49)	7.77	(16.74)	4,698	1.35		1.35		1.35		1.35		5.63		78
(1.23)	9.87	8.27	11,040	1.32	*	1.32	*	1.32	*	1.32	*	6.00	*	67

$(0.80)	$11.40	8.29%	$338,331	1.25%		1.25%		1.25%		1.25%		4.65%		135	%**
(0.52)	11.29	18.50	162,653	1.25	*	1.40	*	1.25	*	1.40	*	5.80	*	119

(0.50)	11.40	0.50	13,611	1.35	*	1.35	*	1.35	*	1.35	*	4.71	*	135	**

Annual Report	March 31, 2011	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Emerging Markets Bond Fund
Institutional Class
03/31/2011	$10.64	$0.52	$0.49	$1.01	$(0.56)	$0.00	$0.00
03/31/2010	8.55	0.55	2.14	2.69	(0.12)	0.00	(0.48)
03/31/2009	10.68	0.59	(1.93)	(1.34)	(0.69)	(0.10)	0.00
03/31/2008	11.13	0.60	(0.07)	0.53	(0.65)	(0.33)	0.00
03/31/2007	11.14	0.58	0.57	1.15	(0.62)	(0.54)	0.00
Class P
03/31/2011	10.64	0.51	0.49	1.00	(0.55)	0.00	0.00
03/31/2010	8.55	0.53	2.15	2.68	(0.10)	0.00	(0.49)
04/30/2008 - 03/31/2009	10.79	0.54	(2.06)	(1.52)	(0.62)	(0.10)	0.00
Administrative Class
03/31/2011	10.64	0.49	0.50	0.99	(0.54)	0.00	0.00
03/31/2010	8.55	0.53	2.14	2.67	(0.10)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.92)	(1.37)	(0.66)	(0.10)	0.00
03/31/2008	11.13	0.57	(0.07)	0.50	(0.62)	(0.33)	0.00
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)	0.00
Class D
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00

*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Fund's supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.38%.
(c)	Effective October 1, 2009, the Fund's supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.48%.

18	PIMCO Funds	International Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.56)	$11.09	9.68%	$2,328,606	0.83%		0.83%		4.75%		100	%**
(0.60)	10.64	32.21	1,999,540	0.85	(b)	0.84	(b)	5.58		185
(0.79)	8.55	(12.67)	1,815,799	0.88		0.85		6.29		220
(0.98)	10.68	4.99	2,624,644	0.85		0.85		5.51		148
(1.16)	11.13	10.76	1,758,895	0.85		0.85		5.25		238

(0.55)	11.09	9.57	219,160	0.93		0.93		4.63		100	**
(0.59)	10.64	32.08	67,526	0.95	(c)	0.94	(c)	5.23		185
(0.72)	8.55	(14.12)	48	0.98	*	0.95	*	6.60	*	220

(0.54)	11.09	9.41	22,944	1.08		1.08		4.44		100	**
(0.58)	10.64	31.88	14,172	1.10	(b)	1.09	(b)	5.30		185
(0.76)	8.55	(12.89)	9,601	1.13		1.10		6.13		220
(0.95)	10.68	4.72	18,827	1.10		1.10		5.26		148
(1.13)	11.13	10.48	30,661	1.10		1.10		5.00		238

(0.52)	11.09	9.22	354,029	1.25		1.25		4.31		100	**
(0.56)	10.64	31.67	233,530	1.26		1.25		5.10		185
(0.75)	8.55	(13.02)	113,093	1.28		1.25		5.81		220
(0.94)	10.68	4.58	176,334	1.25		1.25		5.11		148
(1.12)	11.13	10.33	202,100	1.25		1.25		4.87		238

Annual Report	March 31, 2011	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Foreign Bond Fund (Unhedged)
Institutional Class
03/31/2011	$9.99	$0.27	$1.09	$1.36	$(0.69)	$0.00	$0.00
03/31/2010	8.02	0.39	1.92	2.31	(0.34)	0.00	0.00
03/31/2009	11.54	0.50	(2.59)	(2.09)	(0.32)	(1.00)	(0.11)
03/31/2008	10.21	0.42	1.64	2.06	(0.40)	(0.33)	0.00
03/31/2007	9.90	0.38	0.35	0.73	(0.35)	(0.07)	0.00
Class P
03/31/2011	9.99	0.26	1.09	1.35	(0.68)	0.00	0.00
03/31/2010	8.02	0.35	1.95	2.30	(0.33)	0.00	0.00
04/30/2008 - 03/31/2009	11.18	0.45	(2.23)	(1.78)	(0.27)	(1.00)	(0.11)
Administrative Class
03/31/2011	9.99	0.25	1.09	1.34	(0.67)	0.00	0.00
03/31/2010	8.02	0.42	1.86	2.28	(0.31)	0.00	0.00
03/31/2009	11.54	0.48	(2.60)	(2.12)	(0.29)	(1.00)	(0.11)
03/31/2008	10.21	0.39	1.64	2.03	(0.37)	(0.33)	0.00
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)	0.00
Class D
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00	0.00
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00
03/31/2009	11.54	0.46	(2.60)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.35	0.34	0.69	(0.31)	(0.07)	0.00

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2011	$10.31	$0.30	$0.25	$0.55	$(0.19)	$(0.21)	$(0.08)
03/31/2010	9.05	0.45	1.56	2.01	(0.38)	(0.37)	0.00
03/31/2009	10.39	0.45	(0.92)	(0.47)	(0.38)	(0.49)	0.00
03/31/2008	10.17	0.40	0.19	0.59	(0.37)	0.00	0.00
03/31/2007	10.30	0.36	0.05	0.41	(0.31)	(0.21)	(0.02)
Class P
03/31/2011	10.31	0.29	0.25	0.54	(0.18)	(0.21)	(0.08)
03/31/2010	9.05	0.42	1.58	2.00	(0.37)	(0.37)	0.00
04/30/2008 - 03/31/2009	10.29	0.41	(0.82)	(0.41)	(0.34)	(0.49)	0.00
Administrative Class
03/31/2011	10.31	0.27	0.25	0.52	(0.16)	(0.21)	(0.08)
03/31/2010	9.05	0.43	1.56	1.99	(0.36)	(0.37)	0.00
03/31/2009	10.39	0.43	(0.93)	(0.50)	(0.35)	(0.49)	0.00
03/31/2008	10.17	0.37	0.20	0.57	(0.35)	0.00	0.00
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)	(0.02)
Class D
03/31/2011	10.31	0.25	0.26	0.51	(0.15)	(0.21)	(0.08)
03/31/2010	9.05	0.39	1.58	1.97	(0.34)	(0.37)	0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)

*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund's supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

20	PIMCO Funds	International Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.69)	$10.66	13.85%	$2,258,636	0.50%		0.50%		0.50%		0.50%		2.58%		427	%**
(0.34)	9.99	29.02	1,680,425	0.51		0.51		0.50		0.50		4.00		485
(1.43)	8.02	(18.22)	997,286	0.87		0.87		0.50		0.50		5.10		653
(0.73)	11.54	21.00	1,791,483	0.81		0.81		0.50		0.50		3.97		798
(0.42)	10.21	7.47	1,199,990	0.50		0.50		0.50		0.50		3.79		644

(0.68)	10.66	13.74	79,175	0.60		0.60		0.60		0.60		2.48		427	**
(0.33)	9.99	28.90	56,617	0.61		0.61		0.60		0.60		3.48		485
(1.38)	8.02	(15.92)	28	0.99	*	0.99	*	0.60	*	0.60	*	5.14	*	653

(0.67)	10.66	13.57	17,151	0.75		0.75		0.75		0.75		2.34		427	**
(0.31)	9.99	28.69	25,250	0.80		0.80		0.75		0.75		4.83		485
(1.40)	8.02	(18.42)	579,144	1.12		1.12		0.75		0.75		4.87		653
(0.70)	11.54	20.70	837,933	1.04		1.04		0.75		0.75		3.72		798
(0.40)	10.21	7.21	619,704	0.75		0.75		0.75		0.75		3.61		644

(0.65)	10.66	13.40	457,517	0.90		0.90		0.90		0.90		2.18		427	**
(0.30)	9.99	28.51	309,151	0.91		0.91		0.90		0.90		3.45		485
(1.38)	8.02	(18.57)	113,927	1.30	(b)	1.30	(b)	0.93	(b)	0.93	(b)	4.67		653
(0.68)	11.54	20.47	176,950	1.23		1.23		0.95		0.95		3.51		798
(0.38)	10.21	7.05	145,187	0.95		0.95		0.95		0.95		3.40		644

$(0.48)	$10.38	5.37%	$2,381,859	0.50%		0.50%		0.50%		0.50%		2.81%		236	%**
(0.75)	10.31	22.82	2,004,065	0.52		0.52		0.50		0.50		4.51		411
(0.87)	9.05	(4.34)	2,272,951	0.70		0.70		0.50		0.50		4.71		779
(0.37)	10.39	5.99	2,262,059	0.88		0.88		0.50		0.50		3.89		969
(0.54)	10.17	4.05	1,950,374	0.50		0.50		0.50		0.50		3.55		653

(0.47)	10.38	5.27	127,359	0.60		0.60		0.60		0.60		2.71		236	**
(0.74)	10.31	22.70	46,942	0.62		0.62		0.60		0.60		4.13		411
(0.83)	9.05	(3.76)	2,629	0.62	*	0.62	*	0.60	*	0.60	*	4.95	*	779

(0.45)	10.38	5.11	18,024	0.75		0.75		0.75		0.75		2.55		236	**
(0.73)	10.31	22.51	22,163	0.77		0.77		0.75		0.75		4.38		411
(0.84)	9.05	(4.58)	31,889	0.95		0.95		0.75		0.75		4.45		779
(0.35)	10.39	5.72	42,403	1.11		1.11		0.75		0.75		3.63		969
(0.52)	10.17	3.79	52,182	0.75		0.75		0.75		0.75		3.30		653

(0.44)	10.38	4.96	291,887	0.90		0.90		0.90		0.90		2.40		236	**
(0.71)	10.31	22.34	215,172	0.92		0.92		0.90		0.90		3.96		411
(0.82)	9.05	(4.75)	105,439	1.13	(b)	1.13	(b)	0.93	(b)	0.93	(b)	4.27		779
(0.33)	10.39	5.52	152,415	1.27		1.27		0.95		0.95		3.42		969
(0.50)	10.17	3.58	208,962	0.95		0.95		0.95		0.95		3.11		653

Annual Report	March 31, 2011	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Global Bond Fund (Unhedged)
Institutional Class
03/31/2011	$9.45	$0.28	$0.82	$1.10	$(0.68)	$(0.03)	$(0.04)
03/31/2010	8.12	0.38	1.50	1.88	(0.34)	(0.21)	0.00
03/31/2009	10.99	0.47	(2.07)	(1.60)	(0.32)	(0.88)	(0.07)
03/31/2008	9.83	0.39	1.32	1.71	(0.37)	(0.18)	0.00
03/31/2007	9.50	0.34	0.30	0.64	(0.31)	0.00	0.00
Class P
11/19/2010 - 03/31/2011	10.30	0.10	(0.01)	0.09	(0.52)	(0.03)	(0.04)
Administrative Class
03/31/2011	9.45	0.25	0.83	1.08	(0.66)	(0.03)	(0.04)
03/31/2010	8.12	0.36	1.49	1.85	(0.31)	(0.21)	0.00
03/31/2009	10.99	0.45	(2.07)	(1.62)	(0.30)	(0.88)	(0.07)
03/31/2008	9.83	0.37	1.31	1.68	(0.34)	(0.18)	0.00
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00	0.00
Class D
03/31/2011	9.45	0.24	0.83	1.07	(0.65)	(0.03)	(0.04)
03/31/2010	8.12	0.28	1.56	1.84	(0.30)	(0.21)	0.00
07/31/2008 - 03/31/2009	10.33	0.25	(1.34)	(1.09)	(0.18)	(0.88)	(0.06)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2011	$9.64	$0.27	$0.33	$0.60	$(0.25)	$(0.21)	$0.00
03/31/2010	8.75	0.36	1.15	1.51	(0.32)	(0.30)	0.00
03/31/2009	9.92	0.44	(0.88)	(0.44)	(0.39)	(0.34)	0.00
03/31/2008	9.61	0.39	0.28	0.67	(0.36)	0.00	0.00
03/31/2007	9.66	0.34	0.07	0.41	(0.32)	(0.14)	0.00
Class P
03/31/2011	9.64	0.26	0.33	0.59	(0.24)	(0.21)	0.00
03/31/2010	8.75	0.33	1.17	1.50	(0.31)	(0.30)	0.00
04/30/2008 - 03/31/2009	9.80	0.40	(0.75)	(0.35)	(0.36)	(0.34)	0.00
Administrative Class
03/31/2011	9.64	0.25	0.32	0.57	(0.22)	(0.21)	0.00
03/31/2010	8.75	0.31	1.18	1.49	(0.30)	(0.30)	0.00
03/31/2009	9.92	0.42	(0.88)	(0.46)	(0.37)	(0.34)	0.00
03/31/2008	9.61	0.37	0.28	0.65	(0.34)	0.00	0.00
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)	0.00

*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

22	PIMCO Funds	International Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.75)	$9.80	11.91%	$732,677	0.55%		0.55%		2.79%		310	%**
(0.55)	9.45	23.27	725,975	0.56		0.55		4.09		462
(1.27)	8.12	(14.42)	596,210	0.91		0.55		4.98		693
(0.55)	10.99	17.94	1,051,675	0.84		0.55		3.84		776
(0.31)	9.83	6.81	917,437	0.55		0.55		3.48		543

(0.59)	9.80	1.03	826	0.65	*	0.65	*	2.79	*	310	**

(0.73)	9.80	11.63	212,886	0.80		0.80		2.53		310	**
(0.52)	9.45	22.96	187,000	0.81		0.80		3.83		462
(1.25)	8.12	(14.63)	150,861	1.16		0.80		4.76		693
(0.52)	10.99	17.65	199,539	1.12		0.80		3.62		776
(0.28)	9.83	6.55	98,536	0.80		0.80		3.23		543

(0.72)	9.80	11.46	16,617	0.95		0.95		2.38		310	**
(0.51)	9.45	22.78	10,187	0.96		0.95		2.94		462
(1.12)	8.12	(10.29)	810	1.11	*	0.95	*	4.58	*	693

$(0.46)	$9.78	6.27%	$131,659	0.55%		0.55%		2.70%		232	%**
(0.62)	9.64	17.70	185,704	0.55		0.55		3.84		401
(0.73)	8.75	(4.21)	133,476	1.04		0.55		4.79		653
(0.36)	9.92	7.12	223,541	1.02		0.55		4.03		775
(0.46)	9.61	4.32	164,460	0.55		0.55		3.55		581

(0.45)	9.78	6.17	5,475	0.65		0.65		2.66		232	**
(0.61)	9.64	17.59	3,551	0.65		0.65		3.45		401
(0.70)	8.75	(3.37)	10	1.16	*	0.65	*	4.80	*	653

(0.43)	9.78	6.02	925	0.80		0.80		2.53		232	**
(0.60)	9.64	17.47	161	0.80		0.80		3.23		401
(0.71)	8.75	(4.44)	12	1.29		0.80		4.56		653
(0.34)	9.92	6.89	12	1.27		0.80		3.81		775
(0.44)	9.61	4.13	11	0.80		0.80		3.34		581

Annual Report	March 31, 2011	23

Statements of Assets and Liabilities

March 31, 2011

(Amounts in thousands, except per share amounts)	PIMCO Developing Local Markets Fund	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets and Infrastructure Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar- Hedged)

Assets:
Investments, at value	$3,479,761	$6,624,724	$336,974	$3,482,234	$3,038,075	$3,016,505	$913,407	$185,330
Investments in Affiliates, at value	979,061	182,871	3,343	118,344	31,796	36,289	7,365	2,866
Repurchase agreements, at value	0	17,000	2,344	5,133	4,000	1,500	0	997
Cash	1,636	0	1,994	0	1,516	4,997	391	0
Deposits with counterparty	0	0	0	0	12	0	0	0
Foreign currency, at value	100,785	87,127	67	617	88,734	85,847	24,166	4,681
Receivable for investments sold	34,004	4,640	4,613	24,798	182,914	94,513	40,054	1,529
Receivable for cross-currency swap exchanges	0	0	0	0	0	88,260	0	4,580
Receivable for Fund shares sold	30,544	37,258	2,718	21,568	15,266	5,571	1,240	226
Interest and dividends receivable	41,272	120,045	6,125	51,405	32,527	31,412	8,108	1,810
Dividends receivable from Affiliates	269	139	2	10	27	22	8	1
Variation margin receivable	0	0	9	0	125	77	45	11
Swap premiums paid	2,426	19,232	268	22,272	12,774	16,947	2,916	708
Unrealized appreciation on foreign currency contracts	95,738	88,610	649	8,495	24,377	24,104	8,122	1,682
Unrealized appreciation on swap agreements	2,045	54,786	778	21,933	11,104	9,949	2,135	425
	4,767,541	7,236,432	359,884	3,756,809	3,443,247	3,415,993	1,007,957	204,846

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$51,435	$0	$3,851	$1,115	$0
Payable for investments purchased	91,047	83,425	4,882	21,417	92,919	13,400	19,462	800
Payable for investments in Affiliates purchased	0	139	2	10	27	22	8	1
Payable for investments purchased on a delayed-delivery basis	0	0	0	4,496	0	0	0	0
Payable for short sales	2,171	0	0	0	0	0	0	0
Deposits from counterparty	58,512	77,733	520	24,442	24,221	19,841	4,550	660
Payable for cross-currency swap exchanges	0	0	0	0	0	88,216	0	4,577
Payable for Fund shares redeemed	5,810	84,999	320	5,823	5,130	4,926	896	237
Dividends payable	535	5,076	65	4,146	1,027	1,664	94	111
Overdraft due to custodian	0	24,339	0	2,496	0	0	0	0
Written options outstanding	244	374	384	302	9,951	10,738	3,326	872
Accrued related party fees	3,472	5,951	379	3,015	1,729	1,659	493	121
Variation margin payable	0	0	0	26	611	371	132	29
Swap premiums received	160	6,556	262	17,664	6,223	5,715	1,487	381
Unrealized depreciation on foreign currency contracts	20,518	47,085	929	12,323	37,193	41,384	10,763	1,957
Unrealized depreciation on swap agreements	1,691	30,436	195	4,094	4,028	8,546	2,625	310
Other liabilities	0	5,059	4	4	0	0	0	0
	184,160	371,172	7,942	151,693	183,059	200,333	44,951	10,056

Net Assets	$4,583,381	$6,865,260	$351,942	$3,605,116	$3,260,188	$3,215,660	$963,006	$194,790

Net Assets Consist of:
Paid in capital	$5,119,158	$6,670,353	$347,164	$3,457,139	$3,365,997	$3,289,781	$998,986	$200,458
Undistributed (overdistributed) net investment income	(5,779)	(154,956)	193	(7,091)	(27,769)	(104,844)	(22,247)	(3,406)
Accumulated undistributed net realized gain (loss)	(655,506)	(51,545)	83	(71,235)	(83,369)	(37,363)	(17,905)	(6,123)
Net unrealized appreciation	125,508	401,408	4,502	226,303	5,329	68,086	4,172	3,861
	$4,583,381	$6,865,260	$351,942	$3,605,116	$3,260,188	$3,215,660	$963,006	$194,790

Net Assets:
Institutional Class	$3,745,530	$4,184,389	$338,331	$2,328,606	$2,258,636	$2,381,859	$732,677	$131,659
Class P	107,051	983,357	13,611	219,160	79,175	127,359	826	5,475
Administrative Class	35,051	196,741	NA	22,944	17,151	18,024	212,886	925
Class D	378,604	875,805	NA	354,029	457,517	291,887	16,617	NA
Other Classes	317,145	624,968	NA	680,377	447,709	396,531	NA	56,731

Shares Issued and Outstanding:
Institutional Class	344,372	390,499	29,695	209,968	211,905	229,575	74,749	13,459
Class P	9,842	91,769	1,195	19,761	7,428	12,275	84	560
Administrative Class	3,223	18,360	NA	2,069	1,609	1,737	21,719	95
Class D	34,810	81,732	NA	31,923	42,924	28,133	1,695	NA

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.88	$10.72	$11.40	$11.09	$10.66	$10.38	$9.80	$9.78
Class P	10.88	10.72	11.40	11.09	10.66	10.38	9.80	9.78
Administrative Class	10.88	10.72	NA	11.09	10.66	10.38	9.80	9.78
Class D	10.88	10.72	NA	11.09	10.66	10.38	9.80	NA

Cost of Investments	$3,432,547	$6,288,424	$332,981	$3,270,284	$3,014,620	$2,920,723	$902,502	$180,575
Cost of Investments in Affiliates	$978,932	$182,859	$3,343	$118,344	$31,796	$36,289	$7,365	$2,866
Cost of Repurchase Agreements	$0	$17,000	$2,344	$5,133	$4,000	$1,500	$0	$997
Cost of Foreign Currency Held	$98,748	$86,899	$63	$606	$88,779	$86,270	$24,212	$4,716
Proceeds Received on Short Sales	$2,168	$0	$0	$0	$0	$0	$0	$0
Premiums Received on Written Options	$685	$1,086	$339	$383	$9,372	$9,666	$3,033	$741

24	PIMCO Funds	International Bond Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2011
(Amounts in thousands)	PIMCO Developing Local Markets Fund	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets and Infrastructure Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar- Hedged)

Investment Income:
Interest, net of foreign taxes*	$96,652	$301,041	$15,157	$184,426	$84,247	$99,877	$31,028	$7,927
Dividends	0	0	0	0	62	61	17	13
Dividends from Affiliate investments	2,461	1,917	25	261	313	455	110	29
Miscellaneous income	0	0	0	0	11	3	0	0
Total Income	99,113	302,958	15,182	184,687	84,633	100,396	31,155	7,969

Expenses:
Investment advisory fees	15,829	23,255	2,179	14,885	6,854	7,583	2,330	611
Supervisory and administrative fees	15,825	27,746	1,028	15,134	9,147	9,625	2,849	820
Distribution and/or servicing fees - Administrative Class	30	657	0	53	45	54	519	1
Distribution and/or servicing fees - Other Classes	1,369	1,538	0	3,017	1,605	1,439	0	294
Trustees' fees	12	16	1	13	11	12	4	1
Interest expense	192	181	1	90	86	68	19	7
Tax expense	0	127	0	0	0	0	0	0
Miscellaneous expense	23	25	24	27	17	20	6	2
Total Expenses	33,280	53,545	3,233	33,219	17,765	18,801	5,727	1,736
Waiver and/or Reimbursement by PIMCO	0	0	(7)	0	0	0	0	0
Net Expenses	33,280	53,545	3,226	33,219	17,765	18,801	5,727	1,736

Net Investment Income	65,833	249,413	11,956	151,468	66,868	81,595	25,428	6,233

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	23,838	(4,258)	6,601	68,256	1,498	66,734	(3,583)	59
Net realized gain on Affiliate investments	505	252	6	94	8	55	48	7
Net realized gain (loss) on futures contracts, written options and swaps	(2,397)	22,087	918	41,267	22,938	35,798	16,247	5,515
Net realized gain (loss) on foreign currency transactions	149,239	34,712	(580)	(1,523)	93,185	(103,513)	28,401	(5,726)
Net change in unrealized appreciation (depreciation) on investments	47,547	249,090	(30)	33,802	120,167	104,884	36,287	10,389
Net change in unrealized appreciation (depreciation) on Affiliate investments	121	12	0	0	0	0	(1)	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(435)	(9,033)	530	(5,618)	(14,620)	(15,128)	(5,835)	(1,573)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	40,598	23,922	(386)	(9,401)	17,647	(27,434)	4,372	(486)
Net Gain	259,016	316,784	7,059	126,877	240,823	61,396	75,936	8,185

Net Increase in Net Assets Resulting from Operations	$324,849	$566,197	$19,015	$278,345	$307,691	$142,991	$101,364	$14,418

* Foreign tax withholdings	$100	$8,264	$0	$0	$0	$19	$0	$6

Annual Report	March 31, 2011	25

Statements of Changes in Net Assets

	PIMCO Developing Local Markets Fund		PIMCO Emerging Local Bond Fund		PIMCO Emerging Markets and Infrastructure Bond Fund		PIMCO Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Period from July 1, 2009 to March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$65,833	$44,891	$249,413	$87,146	$11,956	$2,328	$151,468	$138,283
Net realized gain (loss)	170,680	(144,238)	52,541	(360)	6,939	473	108,000	(38,281)
Net realized gain on Affiliate investments	505	98	252	119	6	0	94	80
Net change in unrealized appreciation	87,710	571,199	263,979	418,138	114	4,388	18,783	585,391
Net change in unrealized appreciation (depreciation) on Affiliate investments	121	(23)	12	(27)	0	0	0	(12)
Net increase resulting from operations	324,849	471,927	566,197	505,016	19,015	7,189	278,345	685,461

Distributions to Shareholders:
From net investment income
Institutional Class	(55,634)	(22,494)	(256,008)	(78,258)	(12,106)	(2,351)	(112,229)	(24,478)
Class P	(1,457)	(492)	(41,684)	(810)	(163)	0	(6,944)	(249)
Administrative Class	(206)	(46)	(18,976)	(3,164)	0	0	(1,012)	(118)
Class D	(4,825)	(2,569)	(51,801)	(11,083)	0	0	(15,112)	(1,414)
Other Classes	(4,107)	(2,448)	(29,708)	(4,135)	0	0	(28,022)	(2,183)
From net realized capital gains
Institutional Class	0	0	0	0	(6,441)	(250)	0	0
Class P	0	0	0	0	(116)	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	(12,327)	0	0	0	0	0	(91,527)
Class P	0	(330)	0	0	0	0	0	(1,536)
Administrative Class	0	(29)	0	0	0	0	0	(575)
Class D	0	(1,960)	0	0	0	0	0	(8,992)
Other Classes	0	(2,267)	0	0	0	0	0	(19,646)

Total Distributions	(66,229)	(44,962)	(398,177)	(97,450)	(18,826)	(2,601)	(163,319)	(150,718)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	1,527,379	431,471	3,738,953	1,016,338	189,100	158,065	660,638	34,963

Fund Redemption Fee	0	7	0	1	0	0	0	3

Total Increase (Decrease) in Net Assets	1,785,999	858,443	3,906,973	1,423,905	189,289	162,653	775,664	569,709

Net Assets:
Beginning of year or period	2,797,382	1,938,939	2,958,287	1,534,382	162,653	0	2,829,452	2,259,743
End of year*	$4,583,381	$2,797,382	$6,865,260	$2,958,287	$351,942	$162,653	$3,605,116	$2,829,452

*Including undistributed (overdistributed) net investment income of:	$(5,779)	$(58,972)	$(154,956)	$(63,544)	$193	$(2)	$(7,091)	$(19,342)

**	See note 11 in the Notes to Financial Statements.

26	PIMCO Funds	International Bond Funds	See Accompanying Notes

PIMCO Foreign Bond Fund (Unhedged)		PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		PIMCO Global Bond Fund (Unhedged)		PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010

$66,868	$81,375	$81,595	$107,782	$25,428	$33,836	$6,233	$6,929
117,621	75,417	(981)	(47,828)	41,065	31,786	(152)	(433)

8	69	55	64	48	26	7	6
123,194	304,998	62,322	436,035	34,824	96,720	8,330	22,561

0	0	0	(2)	(1)	0	0	0
307,691	461,859	142,991	496,051	101,364	162,368	14,418	29,063

(132,881)	(48,399)	(41,378)	(77,248)	(48,068)	(23,878)	(4,486)	(4,998)
(3,963)	(887)	(1,259)	(886)	(3)	0	(105)	(55)
(1,107)	(5,172)	(338)	(1,033)	(14,144)	(5,774)	(12)	(2)
(24,002)	(6,207)	(4,360)	(4,641)	(925)	(95)	0	0
(23,842)	(8,457)	(4,666)	(8,808)	0	0	(990)	(1,035)

0	0	(44,846)	(70,602)	(2,329)	(14,858)	(4,316)	(4,836)
0	0	(1,244)	(1,075)	0	0	(98)	(67)
0	0	(392)	(799)	(734)	(3,989)	(18)	(4)
0	0	(6,596)	(5,402)	(48)	(125)	0	0
0	0	(7,735)	(10,132)	0	0	(1,223)	(1,300)

0	0	(16,577)	0	(2,734)	0	0	0
0	0	(526)	0	(1)	0	0	0
0	0	(159)	0	(799)	0	0	0
0	0	(2,240)	0	(51)	0	0	0
0	0	(2,748)	0	0	0	0	0

(185,795)	(69,122)	(135,064)	(180,626)	(69,836)	(48,719)	(11,248)	(12,297)

702,513	135,622	605,232	(396,547)	8,316	61,618	(47,768)	54,401

0	16	0	8	0	14	0	14

824,409	528,375	613,159	(81,114)	39,844	175,281	(44,598)	71,181

2,435,779	1,907,404	2,602,501	2,683,615	923,162	747,881	239,388	168,207
$3,260,188	$2,435,779	$3,215,660	$2,602,501	$963,006	$923,162	$194,790	$239,388

$(27,769)	$(13,496)	$(104,844)	$(67,501)	$(22,247)	$(15,581)	$(3,406)	$49

Annual Report	March 31, 2011	27

Schedule of Investments PIMCO Developing Local Markets Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.8%

CORPORATE BONDS & NOTES 0.8%

Westpac Banking Corp.
0.500% due 12/14/2012		$38,000	$38,028

Total Australia (Cost $38,000)			38,028

BARBADOS 0.2%

CORPORATE BONDS & NOTES 0.2%

Columbus International, Inc.
11.500% due 11/20/2014		$6,500	7,524

Total Barbados (Cost $7,009)			7,524

BRAZIL 5.4%

CORPORATE BONDS & NOTES 1.2%

Banco do Brasil S.A.
3.007% due 07/02/2014		$5,000	5,048
4.500% due 01/22/2015		7,600	7,953

Banco Santander Brasil S.A.
2.409% due 03/18/2014		35,000	35,125

Banco Votorantim Ltd.
3.308% due 03/28/2014		7,900	7,890

			56,016

SOVEREIGN ISSUES 4.2%

Brazil Government International Bond
11.000% due 08/17/2040		2,000	2,697

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	2,340

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		63,779	38,462
10.000% due 01/01/2013		11,200	6,578
10.000% due 01/01/2017		259,643	141,053

			191,130

Total Brazil (Cost $234,157)			247,146

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%

Canadian Natural Resources Ltd.
5.450% due 10/01/2012		$900	953

Devon Financing Corp. ULC
6.875% due 09/30/2011		4,500	4,638

TELUS Corp.
8.000% due 06/01/2011		1,209	1,224

Total Canada (Cost $6,793)			6,815

CAYMAN ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%

Atrium CDO Corp.
0.734% due 06/27/2015		$1,008	968

Hyundai Capital Auto Funding Ltd.
1.254% due 09/20/2016		4,500	4,469

Total Cayman Islands (Cost $5,402)			5,437

CHILE 0.0%

CORPORATE BONDS & NOTES 0.0%

Codelco, Inc.
4.750% due 10/15/2014		$1,000	1,068
6.375% due 11/30/2012		500	539

Total Chile (Cost $1,610)			1,607

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHINA 0.1%

SOVEREIGN ISSUES 0.1%

Export-Import Bank of China
4.875% due 07/21/2015		$1,699	$1,829
5.250% due 07/29/2014		1,512	1,637

Total China (Cost $3,398)			3,466

COLOMBIA 1.7%

SOVEREIGN ISSUES 1.7%

Bogota Distrito Capital
9.750% due 07/26/2028	COP	660,000	410

Colombia Government International Bond
2.117% due 11/16/2015		$13,760	14,242
3.859% due 03/18/2013		4,900	5,010
8.250% due 12/22/2014		10,570	12,631
10.000% due 01/23/2012		9,760	10,492
10.750% due 01/15/2013		7,917	9,203
12.000% due 10/22/2015	COP	40,126,000	27,457

Total Colombia (Cost $78,308)			79,445

EGYPT 0.5%

BANK LOAN OBLIGATIONS 0.2%

Petroleum Export Ltd.
3.309% due 12/07/2012		$6,466	6,450

CORPORATE BONDS & NOTES 0.3%

Petroleum Export Ltd.
5.265% due 06/15/2011		6,737	6,731

Petroleum Export II Ltd.
6.340% due 06/20/2011		8,671	8,648

			15,379

SOVEREIGN ISSUES 0.0%

Egypt Government International Bond
8.750% due 07/11/2011		40	41

Total Egypt (Cost $21,906)			21,870

EL SALVADOR 0.4%

SOVEREIGN ISSUES 0.4%

El Salvador Government International Bond
8.500% due 07/25/2011		$16,923	17,287

Total El Salvador (Cost $17,212)			17,287

FRANCE 0.9%

CORPORATE BONDS & NOTES 0.9%

Dexia Credit Local S.A.
0.553% due 01/12/2012		$43,400	43,204

Total France (Cost $43,400)			43,204

GERMANY 0.0%

CORPORATE BONDS & NOTES 0.0%

Grohe Holding GmbH
3.873% due 01/15/2014	EUR	500	709

Total Germany (Cost $678)			709

GUATEMALA 0.2%

SOVEREIGN ISSUES 0.2%

Guatemala Government Bond
9.250% due 08/01/2013		$4,060	4,608
10.250% due 11/08/2011		3,998	4,203

Total Guatemala (Cost $8,800)			8,811

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%

Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	$952

Total Hungary (Cost $978)			952

INDIA 0.3%

CORPORATE BONDS & NOTES 0.3%

ICICI Bank Ltd.
2.062% due 02/24/2014		$5,100	5,071
5.750% due 01/12/2012		4,000	4,119
5.875% due 10/20/2011		1,000	1,022
6.625% due 10/03/2012		2,500	2,655

ICICI Bank UK PLC
0.930% due 02/27/2012		2,000	1,974

Total India (Cost $14,861)			14,841

INDONESIA 0.7%

CORPORATE BONDS & NOTES 0.7%

Majapahit Holding BV
7.250% due 10/17/2011		$31,443	32,372

Total Indonesia (Cost $32,060)			32,372

IRELAND 0.7%

CORPORATE BONDS & NOTES 0.7%

DanFin Funding Ltd.
1.003% due 07/16/2013		$34,000	33,987

Total Ireland (Cost $34,000)			33,987

ISRAEL 0.0%

CORPORATE BONDS & NOTES 0.0%

Israel Electric Corp. Ltd.
7.950% due 05/30/2011		$300	303

Total Israel (Cost $303)			303

ITALY 0.3%

CORPORATE BONDS & NOTES 0.3%

Intesa Sanpaolo SpA
2.712% due 02/24/2014		$14,000	14,191

Total Italy (Cost $14,000)			14,191

KAZAKHSTAN 2.7%

CORPORATE BONDS & NOTES 2.7%

Intergas Finance BV
6.875% due 11/04/2011		$5,844	6,063

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		22,550	22,719

KazMunayGas National Co.
8.375% due 07/02/2013		48,600	54,129

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		38,460	40,768

Total Kazakhstan (Cost $121,214)			123,679

LUXEMBOURG 1.1%

CORPORATE BONDS & NOTES 1.1%

Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	5,600	8,441

28	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sberbank Via SB Capital S.A.
5.930% due 11/14/2011		$35,000	$36,247
6.480% due 05/15/2013		4,500	4,911

Total Luxembourg (Cost $48,383)			49,599

MALAYSIA 0.7%

CORPORATE BONDS & NOTES 0.6%

Petronas Capital Ltd.
7.000% due 05/22/2012		$24,525	26,052

Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,049

			27,101

SOVEREIGN ISSUES 0.1%

Malaysia Government International Bond
7.500% due 07/15/2011		2,950	3,002

Total Malaysia (Cost $29,811)			30,103

MEXICO 6.1%

CORPORATE BONDS & NOTES 1.5%

BBVA Bancomer S.A.
6.500% due 03/10/2021		$200	198
7.250% due 04/22/2020		1,200	1,213

Pemex Project Funding Master Trust
0.910% due 12/03/2012		44,259	44,414
6.250% due 08/05/2013	EUR	1,900	2,898

Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	214,500	18,203

			66,926

SOVEREIGN ISSUES 4.6%

Mexico Government International Bond
7.500% due 06/21/2012		928,545	80,620
8.500% due 06/23/2011		1,556,000	132,100

			212,720

Total Mexico (Cost $271,641)			279,646

NETHERLANDS 0.8%

CORPORATE BONDS & NOTES 0.8%

NXP BV
3.748% due 10/15/2013	EUR	11,200	15,833

Volkswagen International Finance NV
0.917% due 04/01/2014		$22,400	22,427

Total Netherlands (Cost $37,611)			38,260

PANAMA 0.9%

SOVEREIGN ISSUES 0.9%

Panama Government International Bond
7.250% due 03/15/2015		$26,470	30,904
9.375% due 07/23/2012		9,585	10,687

Total Panama (Cost $40,839)			41,591

PERU 0.2%

SOVEREIGN ISSUES 0.2%

Peru Government International Bond
9.125% due 02/21/2012		$8,000	8,600

Total Peru (Cost $8,518)			8,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 0.7%

CORPORATE BONDS & NOTES 0.5%

National Power Corp.
4.562% due 08/23/2011		$20,491	$20,667

SOVEREIGN ISSUES 0.2%

Philippines Government International Bond
8.250% due 01/15/2014		229	266
8.875% due 03/17/2015		7,860	9,707

			9,973

Total Philippines (Cost $30,341)			30,640

POLAND 4.5%

SOVEREIGN ISSUES 4.5%

Poland Government International Bond
0.000% due 07/25/2012	PLN	49,000	16,243
0.000% due 10/25/2012		42,000	13,730
4.250% due 05/24/2011		317,500	111,855
4.750% due 04/25/2012		50,200	17,690
5.500% due 04/25/2015		31,000	10,868
5.750% due 04/25/2014		19,000	6,775
6.250% due 07/03/2012		$28,300	30,269

Total Poland (Cost $205,120)			207,430

QATAR 1.5%

CORPORATE BONDS & NOTES 1.5%

Qatar Petroleum
5.579% due 05/30/2011		$5,476	5,517

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		11,874	12,920

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		45,750	47,507
5.500% due 09/30/2014		2,750	2,955
5.832% due 09/30/2016		1,320	1,418

			70,317

SOVEREIGN ISSUES 0.0%

Qatar Government International Bond
4.000% due 01/20/2015		300	311
5.150% due 04/09/2014		200	215

			526

Total Qatar (Cost $70,038)			70,843

RUSSIA 7.9%

CORPORATE BONDS & NOTES 7.7%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	3,000	4,396
5.670% due 03/05/2014		$7,130	7,631
6.103% due 06/27/2012		52,040	54,758
7.700% due 08/07/2013		2,000	2,241

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		3,103	3,380

Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		24,952	26,075

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		67,680	77,054

Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		8,000	9,644

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		2,100	2,315
7.510% due 07/31/2013		5,000	5,569

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		2,300	2,510

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.175% due 05/16/2013		$17,740	$19,319
9.000% due 06/11/2014		9,100	10,479

Sberbank Via SB Capital S.A.
6.468% due 07/02/2013		8,370	9,118

Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		10,000	11,309

TNK-BP Finance S.A.
6.125% due 03/20/2012		19,000	19,879
6.875% due 07/18/2011		50,550	51,599
7.500% due 03/13/2013		7,125	7,813

VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		23,300	24,813
7.500% due 10/12/2011		1,000	1,029
8.250% due 06/30/2011	EUR	3,000	4,315

			355,246

SOVEREIGN ISSUES 0.2%

Russia Government International Bond
3.625% due 04/29/2015		$7,900	8,028

Total Russia (Cost $354,005)			363,274

SOUTH AFRICA 2.7%

SOVEREIGN ISSUES 2.7%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,580	2,341
6.500% due 06/02/2014		$14,697	16,497
7.375% due 04/25/2012		95,953	102,910

Total South Africa (Cost $120,235)			121,748

SOUTH KOREA 4.1%

CORPORATE BONDS & NOTES 0.5%

Industrial Bank of Korea
0.574% due 04/27/2011		$3,000	2,997

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		4,300	4,706

Shinhan Bank
1.610% due 06/04/2011		14,000	14,005

Woori Bank
0.670% due 09/14/2011		1,500	1,487

			23,195

SOVEREIGN ISSUES 3.6%

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	64,400	50,090
1.334% due 02/14/2013	EUR	2,600	3,530
1.360% due 03/13/2012		$16,500	16,496
5.500% due 10/17/2012		14,400	15,159
5.750% due 05/22/2013	EUR	800	1,191
5.875% due 01/14/2015		$300	329
8.125% due 01/21/2014		8,510	9,758

Korea Development Bank
0.509% due 09/12/2011		2,000	1,997
0.592% due 11/22/2012		12,600	12,362
1.246% due 04/03/2014	EUR	1,000	1,358
5.300% due 01/17/2013		$13,213	13,951
5.750% due 05/13/2012		4,800	4,991
5.750% due 09/10/2013		2,310	2,495
8.000% due 01/23/2014		4,370	4,987

Korea Government Bond
4.250% due 06/01/2013		5,000	5,226

Korea National Housing Corp.
0.562% due 11/22/2011		19,000	18,924

			162,844

Total South Korea (Cost $185,160)			186,039

See Accompanying Notes	Annual Report	March 31, 2011	29

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
THAILAND 0.1%

SOVEREIGN ISSUES 0.1%

Thailand Government Bond
3.875% due 06/13/2019	THB	154,000	$5,210

Total Thailand (Cost $5,361)			5,210

TUNISIA 1.7%

SOVEREIGN ISSUES 1.7%

Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	4,600	6,535
6.250% due 02/20/2013		100	146
7.375% due 04/25/2012		$67,909	71,305

Total Tunisia (Cost $78,228)			77,986

TURKEY 1.7%

SOVEREIGN ISSUES 1.7%

Turkey Government International Bond
0.000% due 05/11/2011	TRY	72,000	46,266
0.000% due 11/16/2011		6,800	4,188
4.000% due 04/29/2015 (d)		6,457	4,499
9.000% due 06/30/2011		$6,570	6,726
11.500% due 01/23/2012		14,119	15,319

Total Turkey (Cost $78,969)			76,998

UNITED ARAB EMIRATES 0.3%

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$13,600	14,345

Total United Arab Emirates (Cost $14,025)			14,345

UNITED KINGDOM 2.8%

CORPORATE BONDS & NOTES 2.8%

Barclays Bank PLC
10.179% due 06/12/2021		$15,240	19,433

HBOS PLC
0.509% due 09/06/2017		2,000	1,700

Nationwide Building Society
1.392% due 12/22/2016	EUR	450	606

Royal Bank of Scotland Group PLC
0.570% due 03/30/2012		$38,500	38,568
1.203% due 04/23/2012		52,000	52,438

Santander UK PLC
1.247% due 10/10/2017	EUR	700	902
1.388% due 08/28/2017 (j)		1,500	1,951

Vodafone Group PLC
0.590% due 02/27/2012		$6,131	6,140
0.650% due 06/15/2011		4,840	4,843
5.350% due 02/27/2012		1,800	1,876

Total United Kingdom (Cost $124,065)			128,457

UNITED STATES 10.7%

ASSET-BACKED SECURITIES 0.2%

ACE Securities Corp.
0.300% due 12/25/2036		$150	147

Bear Stearns Asset-Backed Securities Trust
0.300% due 11/25/2036		117	112
0.330% due 10/25/2036		196	188

Carrington Mortgage Loan Trust
0.350% due 06/25/2037		2,129	1,938
0.570% due 10/25/2035		250	236

Citigroup Mortgage Loan Trust, Inc.
0.310% due 05/25/2037		256	244
0.310% due 07/25/2045		426	353

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates
0.350% due 09/25/2047		$248	$243

Credit-Based Asset Servicing & Securitization LLC
0.370% due 07/25/2037		113	102

Daimler Chrysler Auto Trust
1.740% due 09/10/2012		529	530

GE-WMC Mortgage Securities LLC
0.290% due 08/25/2036		63	23

GSAA Trust
0.550% due 05/25/2047		700	475

GSAMP Trust
0.320% due 10/25/2036		8	7
0.320% due 12/25/2036		240	175

HSBC Asset Loan Obligation
0.310% due 12/25/2036		195	190

HSI Asset Securitization Corp. Trust
0.310% due 05/25/2037		208	204

JPMorgan Mortgage Acquisition Corp.
0.300% due 10/25/2036		148	144
0.360% due 08/25/2036		4,101	1,809

MASTR Asset-Backed Securities Trust
0.300% due 01/25/2037		329	112

Morgan Stanley Mortgage Loan Trust
0.480% due 02/25/2037		568	267

New Century Home Equity Loan Trust
0.430% due 05/25/2036		833	591

Securitized Asset-Backed Receivables LLC Trust
0.290% due 01/25/2037		186	179
0.310% due 12/25/2036		386	140
0.330% due 11/25/2036		284	105

Structured Asset Securities Corp.
0.330% due 01/25/2037		146	143

WaMu Asset-Backed Certificates
0.300% due 01/25/2037		77	74

			8,731

BANK LOAN OBLIGATIONS 0.5%

Georgia-Pacific Corp.
2.307% due 12/20/2012		177	177
2.310% due 12/21/2012		7,560	7,566

Petroleum Export III Ltd.
3.810% due 04/08/2013		1,858	1,853

Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.309% due 12/13/2011		10,950	10,864

			20,460

CORPORATE BONDS & NOTES 9.7%

Ally Financial, Inc.
3.512% due 02/11/2014		8,600	8,628
5.375% due 06/06/2011	EUR	1,000	1,443
6.875% due 09/15/2011		$400	408

American International Group, Inc.
0.413% due 10/18/2011		2,800	2,788

Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	14,154

Anheuser-Busch InBev Worldwide, Inc.
1.038% due 03/26/2013		1,500	1,514
3.000% due 10/15/2012		12,000	12,341

Bank of America Corp.
4.750% due 05/06/2019	EUR	500	665

CIT Group, Inc.
5.250% due 04/01/2014		$8,700	8,753

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citibank N.A.
0.309% due 09/21/2012		$16,030	$16,046

Citigroup Funding, Inc.
0.634% due 04/30/2012		12,985	13,046

Citigroup, Inc.
0.404% due 05/18/2011		8,900	8,900

CVS Caremark Corp.
5.750% due 08/15/2011		900	917

Daimler Finance North America LLC
5.750% due 09/08/2011		2,000	2,044

Dow Chemical Co.
2.562% due 08/08/2011		7,500	7,557
4.850% due 08/15/2012		900	943

Duke Energy Carolinas LLC
5.625% due 11/30/2012		1,800	1,928
6.250% due 01/15/2012		900	940

El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,700	3,771

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,200	1,235
9.875% due 08/10/2011		1,300	1,337

General Electric Capital Corp.
0.262% due 05/08/2012		52,500	52,519
0.383% due 08/15/2011		2,800	2,801
0.423% due 04/10/2012		24,000	24,030
0.560% due 12/07/2012		12,500	12,565

Hewlett-Packard Co.
1.360% due 05/27/2011		27,500	27,548

HJ Heinz Finance Co.
6.625% due 07/15/2011		2,400	2,441

International Lease Finance Corp.
0.633% due 07/01/2011		10,000	9,989

John Deere Capital Corp.
1.060% due 06/10/2011		20,900	20,933

JPMorgan Chase & Co.
1.447% due 09/26/2013	EUR	4,400	6,175

JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		$1,000	934

Kraft Foods, Inc.
5.625% due 11/01/2011		580	596

Lehman Brothers Holdings, Inc.
4.730% due 06/01/2011 (a)(j)	CAD	5,325	1,011
6.875% due 05/02/2018 (a)		$6,974	1,865
7.875% due 05/08/2018 (a)	GBP	5,000	2,105

Merrill Lynch & Co., Inc.
0.540% due 06/05/2012		$2,300	2,291

MetLife Institutional Funding II
1.203% due 04/04/2014 (b)		20,000	20,099

Metropolitan Life Global Funding I
0.560% due 03/15/2012		4,100	4,102

Morgan Stanley
0.659% due 06/20/2012		25,000	25,138

NextEra Energy Capital Holdings, Inc.
1.189% due 06/17/2011		9,600	9,616

PACCAR, Inc.
1.484% due 09/14/2012		8,000	8,136

Pemex Project Funding Master Trust
0.910% due 12/03/2012		5,000	5,017

Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,668

SLM Corp.
0.533% due 10/25/2011		1,000	989
5.375% due 05/15/2014		1,100	1,140

30	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Co.
0.703% due 10/21/2011	$14,700	$14,738

Steel Dynamics, Inc.
7.375% due 11/01/2012	5,000	5,350

Teva Pharmaceutical Finance III LLC
0.709% due 12/19/2011	6,800	6,820

Time Warner Entertainment Co. LP
8.875% due 10/01/2012	1,700	1,882

Verizon Communications, Inc.
0.918% due 03/28/2014	21,900	22,036

Verizon Wireless Capital LLC
2.914% due 05/20/2011	15,000	15,050

Wachovia Corp.
0.433% due 04/23/2012	9,700	9,709

Weyerhaeuser Co.
6.750% due 03/15/2012	11,000	11,566

XTO Energy, Inc.
7.500% due 04/15/2012	2,042	2,185

		445,402

MORTGAGE-BACKED SECURITIES 0.2%

American Home Mortgage Investment Trust
0.490% due 05/25/2047	2	0

Banc of America Mortgage Securities, Inc.
2.768% due 07/25/2034	574	528

Countrywide Alternative Loan Trust
0.520% due 05/25/2036	381	81
0.600% due 06/25/2037	607	106
5.221% due 10/25/2035	390	330

Countrywide Home Loan Mortgage Pass-Through Trust
3.051% due 04/20/2035	2,898	2,792
5.323% due 02/20/2036	549	424

Credit Suisse First Boston Mortgage Securities Corp.
2.520% due 06/25/2033	1,727	1,684

Merrill Lynch Floating Trust
0.325% due 06/15/2022	574	563

Morgan Stanley Capital I
0.315% due 10/15/2020	752	723

Sovereign Commercial Mortgage Securities Trust
5.825% due 07/22/2030	543	558

Structured Adjustable Rate Mortgage Loan Trust
2.603% due 07/25/2034	3,463	3,224

		11,013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
1.518% due 06/01/2043 - 07/01/2044	$678	$678
2.410% due 11/01/2035	160	167
5.000% due 02/25/2017	43	44
5.105% due 09/01/2035	361	384
5.148% due 11/01/2035	340	362
5.182% due 10/01/2035	327	349
5.208% due 08/01/2035	299	318
5.285% due 09/01/2035	304	323

Freddie Mac
0.530% due 09/25/2031	289	274
2.910% due 08/01/2035	43	45

		2,944

Total United States (Cost $486,838)		488,550

VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%

PCCW-HKT Capital Ltd.
8.000% due 11/15/2011	$1,000	1,034

Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015	1,800	2,070

Total Virgin Islands (British) (Cost $3,093)		3,104

SHORT-TERM INSTRUMENTS 33.5%

CERTIFICATES OF DEPOSIT 5.5%

Banco Bradesco S.A.
1.955% due 01/24/2013	$21,000	21,145

Banco Do Brasil S.A.
0.000% due 06/27/2011	10,500	10,492
0.000% due 08/15/2011	80,000	80,167
0.000% due 11/15/2011	2,500	2,512

Industrial & Commercial Bank of China Ltd.
0.550% due 05/18/2011	22,000	22,000

Itau Unibanco S.A.
0.000% due 05/12/2011	40,000	39,950
0.000% due 08/11/2011	40,000	39,819
1.300% due 09/06/2011	13,700	13,618
1.700% due 09/12/2011	20,000	19,876
1.750% due 01/17/2012	4,500	4,441

		254,020

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.1%

BMW U.S. Capital LLC
0.470% due 04/26/2011		$3,700	$3,699

SHORT-TERM NOTES 2.3%

Banco Santander Brasil S.A.
2.596% due 12/28/2011		4,100	4,018
2.596% due 12/29/2011		10,000	9,800

Mexico Cetes
4.635% due 04/07/2011	MXN	536,000	45,030
4.654% due 09/22/2011		409,200	33,652

WM Wrigley Jr. Co.
1.684% due 06/28/2011		$14,200	14,208

			106,708

JAPAN TREASURY BILLS 3.7%
0.108% due 04/25/2011	JPY	14,050,000	168,899

TURKEY TREASURY BILLS 0.5%
6.901% due 07/20/2011	TRY	34,000	21,509

U.S. TREASURY BILLS 0.0%
0.143% due 07/28/2011 - 09/15/2011 (c)(f)		$830	829

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 21.4%
		97,730,182	979,061

Total Short-Term Instruments (Cost $1,535,109)			1,534,725

Total Investments 97.3% (Cost $4,411,479)			$4,458,822

Written Options (i) (0.0%)			(244)
(Premiums $685)

Other Assets and Liabilities (Net) 2.7%			124,803

Net Assets 100.0%			$4,583,381

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $200 has been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $2,800 at a weighted average interest rate of -0.650%. On March 31, 2011, there were no open reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2011	31

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.425%	$	12,300	$37	$0	$37
Pemex Project Funding Master Trust	DUB	1.000%	03/20/2016	1.259%		10,000	(118)	(160)	42

							$(81)	$(160)	$79

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC	BRL	100,000	$(53)	$5	$(58)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		121,900	2,089	839	1,250
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		87,500	91	16	75
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB		119,700	(352)	0	(352)
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	714	73	641
Receive	3-Month USD-LIBOR	3.750%	06/15/2021	CITI	$	15,800	(98)	256	(354)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		13,700	195	796	(601)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		8,100	115	441	(326)

							$2,701	$2,426	$275

(i)	Written options outstanding on March 31, 2011:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus KRW	KRW	1,200.000	05/12/2011	$	56,850	$578	$(42)
Put - OTC USD versus KRW		1,080.000	06/27/2011		15,960	107	(202)

						$685	$(244)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	0	$9,565	$332
Sales	2,694	736,010	4,010
Closing Buys	(1,357)	(663,300)	(2,739)
Expirations	0	(9,465)	(331)
Exercised	(1,337)	0	(587)

Balance at 03/31/2011	0	$72,810	$685

(j)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	$393	$1,011	0.02%
Santander UK PLC	1.388%	08/28/2017	03/31/2011	1,951	1,951	0.04%

				$2,344	$2,962	0.06%

(k)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value

Freddie Mac	6.000%	04/01/2041	$2,000	$2,168	$(2,171)

32	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

(l)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	8,443	04/2011	BCLY	$172	$0	$172
Sell		205,727	04/2011	BCLY	0	(4,750)	(4,750)
Buy		170,560	04/2011	HSBC	2,496	0	2,496
Buy		1,262	04/2011	JPM	23	0	23
Buy		1,682	04/2011	MSC	33	0	33
Buy		23,779	04/2011	UBS	748	0	748
Buy		8,452	06/2011	HSBC	114	0	114
Sell		150,344	06/2011	HSBC	0	(2,177)	(2,177)
Buy		17,114	07/2011	UBS	251	0	251
Buy	CAD	7,203	06/2011	BNP	47	0	47
Sell	CHF	319	05/2011	BNP	0	(8)	(8)
Buy	CLP	3,205,679	06/2011	CITI	40	(31)	9
Buy		20,374,544	06/2011	DUB	964	0	964
Buy		12,366,761	06/2011	JPM	608	0	608
Buy	CNY	13,103	04/2011	BOA	58	0	58
Sell		5,675	04/2011	DUB	0	(5)	(5)
Sell		7,428	04/2011	JPM	0	(34)	(34)
Buy		111,736	06/2011	BCLY	441	0	441
Buy		87,834	06/2011	CITI	473	0	473
Buy		9,254	06/2011	DUB	0	(19)	(19)
Buy		76,928	06/2011	JPM	181	0	181
Sell		67,135	06/2011	RBS	0	(298)	(298)
Buy		40,110	06/2011	UBS	153	0	153
Buy		45,784	11/2011	BCLY	8	(33)	(25)
Buy		324,174	11/2011	CITI	335	(117)	218
Buy		38,550	11/2011	DUB	0	(36)	(36)
Buy		62,424	11/2011	HSBC	16	(27)	(11)
Buy		111,936	11/2011	JPM	0	(103)	(103)
Buy		9,224	11/2011	RBS	2	0	2
Buy		31,097	02/2012	BCLY	0	(32)	(32)
Buy		170,144	02/2012	DUB	213	0	213
Buy		82,584	02/2012	GSC	63	0	63
Buy		40,930	02/2012	HSBC	30	0	30
Buy		94,752	02/2012	JPM	76	(12)	64
Buy		19,863	02/2012	UBS	87	0	87
Buy		5,675	02/2013	DUB	0	(2)	(2)
Buy		25,892	08/2013	DUB	121	0	121
Buy		11,918	09/2015	CITI	0	(22)	(22)
Buy		61,375	09/2015	DUB	94	0	94
Buy	COP	5,673,000	04/2011	BCLY	35	0	35
Sell		15,786,088	04/2011	BCLY	1	(1)	0
Buy		29,648,000	04/2011	CITI	27	(168)	(141)
Sell		100,443,777	04/2011	CITI	16	(79)	(63)
Buy		50,731,262	04/2011	DUB	58	(950)	(892)
Buy		2,073,750	04/2011	JPM	59	0	59
Buy		28,456,300	04/2011	MSC	244	0	244
Buy		18,914,055	04/2011	RBS	0	(353)	(353)
Buy		5,408,440	09/2011	BCLY	6	0	6
Buy		57,382,310	09/2011	CITI	31	0	31
Buy	CZK	3,362,537	08/2011	BCLY	3,433	(18)	3,415
Buy		284,957	08/2011	CITI	451	(17)	434
Buy		1,082,313	08/2011	DUB	1,270	0	1,270
Buy		863,685	08/2011	HSBC	1,259	0	1,259
Buy	EUR	3,571	04/2011	BCLY	28	0	28
Buy		3,052	04/2011	CITI	177	0	177
Sell		22,006	04/2011	CITI	0	(1,478)	(1,478)
Sell		2,112	04/2011	DUB	0	(34)	(34)
Sell		4,272	04/2011	JPM	0	(10)	(10)
Buy		7,872	04/2011	MSC	96	0	96
Sell		4,272	04/2011	MSC	0	(9)	(9)
Sell		3,005	04/2011	RBC	0	(157)	(157)
Sell		4,709	04/2011	RBS	0	(227)	(227)
Buy		1,079	04/2011	UBS	0	(1)	(1)
Sell		22,006	04/2011	UBS	0	(1,512)	(1,512)
Sell	GBP	1,494	06/2011	BOA	4	0	4
Buy	HKD	232,902	04/2011	BCLY	0	(54)	(54)
Buy		50,700	04/2011	BNP	19	0	19
Buy		155,490	04/2011	CITI	0	(8)	(8)
Sell		1,919,759	04/2011	CITI	0	(705)	(705)
Buy		1,698,978	04/2011	DUB	8	(285)	(277)
Buy		1,016,030	04/2011	HSBC	0	(110)	(110)
Sell		998,259	04/2011	HSBC	0	(333)	(333)
Buy		39,710	04/2011	JPM	2	0	2

See Accompanying Notes	Annual Report	March 31, 2011	33

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	7,790	04/2011	RBS	$2	$0	$2
Buy		186,818	06/2011	CITI	31	0	31
Sell		19,487	06/2011	DUB	0	(7)	(7)
Buy		62,332	06/2011	RBS	7	0	7
Buy		1,919,759	09/2011	CITI	726	0	726
Buy		998,259	09/2011	HSBC	339	0	339
Buy	HUF	1,555,404	07/2011	BCLY	170	0	170
Buy		8,527,529	07/2011	DUB	5,678	0	5,678
Buy		173,608	07/2011	JPM	42	0	42
Buy	IDR	2,893,473	04/2011	BCLY	30	0	30
Sell		100,000,000	04/2011	BOA	0	(22)	(22)
Buy		337,443,900	04/2011	CITI	1,769	0	1,769
Sell		112,000,000	04/2011	CITI	0	(13)	(13)
Buy		19,124,000	04/2011	HSBC	196	0	196
Buy		65,926,000	04/2011	UBS	570	0	570
Buy		28,197,000	07/2011	CITI	126	0	126
Buy		9,920,000	07/2011	DUB	54	0	54
Buy		88,425,900	07/2011	HSBC	345	0	345
Buy		60,613,000	07/2011	JPM	306	0	306
Buy		28,531,000	10/2011	DUB	134	0	134
Buy		233,718,759	10/2011	RBS	1,273	0	1,273
Buy		46,540,000	01/2012	BCLY	164	0	164
Buy		100,000,000	01/2012	BOA	67	0	67
Buy		130,380,000	01/2012	CITI	72	0	72
Buy		47,950,000	01/2012	JPM	320	0	320
Buy	ILS	36	04/2011	JPM	0	0	0
Buy		32,335	05/2011	BCLY	277	0	277
Buy		18,532	05/2011	CITI	317	0	317
Buy		388,113	05/2011	DUB	5,018	0	5,018
Buy		18,332	05/2011	HSBC	260	0	260
Sell		18,432	05/2011	HSBC	0	(288)	(288)
Buy		900	05/2011	JPM	14	0	14
Sell		36	05/2011	JPM	0	0	0
Buy		1,827	05/2011	RBS	24	0	24
Buy	INR	68,325	05/2011	HSBC	27	0	27
Buy		232,200	05/2011	JPM	190	0	190
Buy		22,945	05/2011	RBS	13	0	13
Buy		605,400	08/2011	BCLY	308	0	308
Buy		140,880	08/2011	CITI	97	0	97
Sell		314,228	08/2011	CITI	0	(107)	(107)
Buy		696,500	08/2011	DUB	412	0	412
Buy		46,720	08/2011	GSC	27	0	27
Sell		559,119	08/2011	GSC	0	(181)	(181)
Buy		1,795,800	08/2011	HSBC	941	0	941
Buy		598,737	08/2011	JPM	310	0	310
Buy		2,745,929	08/2011	RBS	1,260	0	1,260
Sell		117,272	08/2011	RBS	0	(38)	(38)
Sell	JPY	14,050,000	04/2011	BOA	1,995	0	1,995
Sell		413,325	04/2011	DUB	30	0	30
Sell		331,229	04/2011	RBC	110	0	110
Sell		2,236,654	04/2011	RBS	0	(32)	(32)
Buy	KRW	17,156,040	05/2011	BCLY	368	0	368
Buy		29,153,780	05/2011	CITI	832	0	832
Buy		963,948	05/2011	GSC	28	0	28
Buy		2,257,000	05/2011	HSBC	44	0	44
Buy		23,446,360	05/2011	JPM	859	0	859
Buy		4,919,775	05/2011	MSC	166	0	166
Buy		4,526,000	05/2011	RBS	118	0	118
Buy		5,676,500	08/2011	DUB	138	0	138
Buy		2,473,200	08/2011	MSC	38	0	38
Buy		3,104,000	08/2011	RBS	29	0	29
Buy	MXN	71,813	07/2011	BNP	137	0	137
Buy		377,006	07/2011	CITI	563	0	563
Sell		1,741,484	07/2011	CITI	0	(2,235)	(2,235)
Buy		21,479	07/2011	DUB	28	0	28
Buy		1,337,666	07/2011	HSBC	1,953	0	1,953
Buy		3,443,457	07/2011	UBS	9,545	0	9,545
Buy	MYR	15,452	05/2011	RBS	89	0	89
Buy		142,220	08/2011	BCLY	713	0	713
Buy		196,084	08/2011	CITI	950	0	950
Buy		53,249	08/2011	HSBC	239	0	239
Buy		43,327	08/2011	JPM	187	0	187
Buy	PEN	33,607	06/2011	CITI	0	(186)	(186)
Buy		75,000	08/2011	CITI	0	(506)	(506)
Buy		142,187	08/2011	DUB	0	(943)	(943)

34	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	PHP	66,000	04/2011	HSBC	$0	$0	$0
Buy		222,900	04/2011	JPM	137	0	137
Sell		85,242	04/2011	JPM	0	(8)	(8)
Sell		71,658	04/2011	MSC	0	(1)	(1)
Buy		217,200	06/2011	BCLY	8	0	8
Buy		188,000	06/2011	BOA	0	(25)	(25)
Buy		2,976,200	06/2011	CITI	537	(139)	398
Buy		679,613	06/2011	DUB	176	0	176
Buy		43,430	06/2011	GSC	1	0	1
Buy		642,245	06/2011	HSBC	144	0	144
Buy		920,811	06/2011	JPM	311	0	311
Buy		708,580	06/2011	RBS	175	(92)	83
Buy		87,140	11/2011	CITI	7	0	7
Buy		352,590	11/2011	DUB	120	0	120
Buy		318,600	11/2011	JPM	337	0	337
Buy		198,760	11/2011	UBS	578	0	578
Buy		496,551	03/2012	BCLY	23	0	23
Buy		153,462	03/2012	DUB	6	0	6
Buy		66,000	03/2012	HSBC	1	0	1
Buy		85,242	03/2012	JPM	9	0	9
Buy		71,658	03/2012	MSC	2	0	2
Sell	PLN	27,020	07/2011	CITI	0	(68)	(68)
Buy		285,052	08/2011	BCLY	1,103	0	1,103
Sell		14,417	08/2011	BCLY	9	0	9
Buy		4,984	08/2011	BNP	36	0	36
Buy		45,787	08/2011	CITI	289	0	289
Buy		52,455	08/2011	DUB	227	0	227
Buy		193,828	08/2011	HSBC	1,110	0	1,110
Buy		217,869	08/2011	JPM	721	0	721
Buy		14,585	08/2011	MSC	80	0	80
Sell		20,083	08/2011	MSC	11	0	11
Buy		272,309	08/2011	UBS	653	0	653
Buy	RON	75,773	08/2011	BCLY	1,768	0	1,768
Buy		1,563	08/2011	BNP	29	0	29
Buy		37,804	08/2011	CITI	762	0	762
Buy		150,000	08/2011	HSBC	3,169	0	3,169
Buy		194,717	08/2011	JPM	4,422	0	4,422
Buy		726	08/2011	RBS	17	0	17
Buy	RUB	150,000	04/2011	BCLY	276	0	276
Sell		150,000	04/2011	BCLY	0	0	0
Buy		1,246,232	04/2011	CITI	886	(1)	885
Sell		1,246,232	04/2011	CITI	0	(227)	(227)
Buy		103,746	04/2011	DUB	229	0	229
Sell		103,746	04/2011	DUB	0	0	0
Buy		303,510	04/2011	JPM	495	0	495
Sell		303,510	04/2011	JPM	1	0	1
Buy		150,110	04/2011	MSC	360	0	360
Sell		150,110	04/2011	MSC	0	0	0
Buy		93,450	04/2011	UBS	287	0	287
Sell		93,450	04/2011	UBS	0	0	0
Buy		25,412	07/2011	BCLY	0	(1)	(1)
Buy		1,246,232	07/2011	CITI	262	0	262
Buy		193,266	07/2011	MSC	0	(10)	(10)
Buy	SGD	6,387	05/2011	BCLY	67	0	67
Buy		12,662	05/2011	BNP	46	0	46
Buy		1,233	05/2011	BOA	13	0	13
Sell		100	05/2011	DUB	0	(1)	(1)
Buy		2,164	05/2011	HSBC	17	0	17
Buy		227	05/2011	JPM	0	0	0
Buy		29,915	06/2011	BOA	348	0	348
Buy		621	06/2011	CITI	19	0	19
Buy		1,023	06/2011	DUB	27	0	27
Buy		3,887	06/2011	GSC	84	0	84
Buy		12,737	06/2011	HSBC	106	0	106
Buy		12,768	06/2011	JPM	131	0	131
Buy		322	06/2011	RBS	11	0	11
Buy		62,652	09/2011	BCLY	721	0	721
Sell		64,400	09/2011	BCLY	0	(423)	(423)
Buy		142,678	09/2011	CITI	1,648	0	1,648
Buy		79,275	09/2011	DUB	755	0	755
Buy		174,650	09/2011	JPM	1,755	0	1,755
Buy		140,284	09/2011	RBS	1,604	0	1,604
Buy	THB	436,000	07/2011	BCLY	194	0	194
Buy		539,156	07/2011	DUB	271	0	271
Buy		488,000	07/2011	JPM	384	0	384

See Accompanying Notes	Annual Report	March 31, 2011	35

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TRY	26,003	07/2011	CITI	$499	$0	$499
Buy		116,467	07/2011	GSC	218	0	218
Sell		7,226	07/2011	GSC	0	(89)	(89)
Buy		34,852	07/2011	HSBC	792	0	792
Buy		170,267	07/2011	JPM	2,703	0	2,703
Buy		16,049	07/2011	UBS	189	(6)	183
Buy	TWD	376,184	04/2011	BCLY	31	0	31
Sell		376,184	04/2011	BCLY	0	(13)	(13)
Buy		55,959	04/2011	BOA	64	0	64
Sell		55,959	04/2011	BOA	0	(5)	(5)
Buy		1,400,000	04/2011	CITI	107	(86)	21
Sell		1,400,000	04/2011	CITI	0	(136)	(136)
Buy		2,189,249	04/2011	DUB	597	(108)	489
Sell		2,189,249	04/2011	DUB	0	(183)	(183)
Buy		400,000	04/2011	GSC	73	0	73
Sell		400,000	04/2011	GSC	0	(34)	(34)
Buy		250,000	04/2011	HSBC	14	(38)	(24)
Sell		250,000	04/2011	HSBC	0	(21)	(21)
Buy		100,000	04/2011	JPM	59	0	59
Sell		100,000	04/2011	JPM	0	(9)	(9)
Buy		300,000	04/2011	RBS	25	(2)	23
Sell		300,000	04/2011	RBS	0	(19)	(19)
Buy		376,184	01/2012	BCLY	22	0	22
Buy		1,400,000	01/2012	CITI	160	0	160
Buy		400,000	01/2012	GSC	46	0	46
Buy		250,000	01/2012	HSBC	30	0	30
Buy		100,000	01/2012	JPM	15	0	15
Buy		300,000	01/2012	RBS	31	0	31
Buy	ZAR	179,475	07/2011	BCLY	1,458	0	1,458
Buy		42,551	07/2011	CITI	186	0	186
Buy		7,059	07/2011	DUB	26	0	26
Buy		103,699	07/2011	HSBC	1,074	0	1,074
Buy		813,271	07/2011	JPM	3,177	0	3,177
Buy		3,583	07/2011	UBS	21	0	21

					$95,738	$(20,518)	$75,220

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$38,028	$0	$38,028
Barbados
Corporate Bonds & Notes	0	7,524	0	7,524
Brazil
Corporate Bonds & Notes	0	43,078	12,938	56,016
Sovereign Issues	0	191,130	0	191,130
Canada
Corporate Bonds & Notes	0	6,815	0	6,815
Cayman Islands
Asset-Backed Securities	0	968	4,469	5,437
Chile
Corporate Bonds & Notes	0	1,607	0	1,607
China
Sovereign Issues	0	3,466	0	3,466
Colombia
Sovereign Issues	0	79,445	0	79,445
Egypt
Bank Loan Obligations	0	6,450	0	6,450
Corporate Bonds & Notes	0	15,379	0	15,379
Sovereign Issues	0	41	0	41
El Salvador
Sovereign Issues	0	17,287	0	17,287
France
Corporate Bonds & Notes	0	43,204	0	43,204
Germany
Corporate Bonds & Notes	0	709	0	709
Guatemala
Sovereign Issues	0	8,811	0	8,811

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Hungary
Sovereign Issues	$0	$952	$0	$952
India
Corporate Bonds & Notes	0	9,770	5,071	14,841
Indonesia
Corporate Bonds & Notes	0	32,372	0	32,372
Ireland
Corporate Bonds & Notes	0	33,987	0	33,987
Israel
Corporate Bonds & Notes	0	303	0	303
Italy
Corporate Bonds & Notes	0	14,191	0	14,191
Kazakhstan
Corporate Bonds & Notes	0	123,679	0	123,679
Luxembourg
Corporate Bonds & Notes	0	49,599	0	49,599
Malaysia
Corporate Bonds & Notes	0	27,101	0	27,101
Sovereign Issues	0	3,002	0	3,002
Mexico
Corporate Bonds & Notes	0	66,926	0	66,926
Sovereign Issues	0	212,720	0	212,720
Netherlands
Corporate Bonds & Notes	0	38,260	0	38,260
Panama
Sovereign Issues	0	41,591	0	41,591
Peru
Sovereign Issues	0	8,600	0	8,600
Philippines
Corporate Bonds & Notes	0	20,667	0	20,667
Sovereign Issues	0	9,973	0	9,973

36	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Poland
Sovereign Issues	$0	$207,430	$0	$207,430
Qatar
Corporate Bonds & Notes	0	70,317	0	70,317
Sovereign Issues	0	526	0	526
Russia
Corporate Bonds & Notes	0	355,246	0	355,246
Sovereign Issues	0	8,028	0	8,028
South Africa
Sovereign Issues	0	121,748	0	121,748
South Korea
Corporate Bonds & Notes	0	23,195	0	23,195
Sovereign Issues	0	112,754	50,090	162,844
Thailand
Sovereign Issues	0	5,210	0	5,210
Tunisia
Sovereign Issues	0	77,986	0	77,986
Turkey
Sovereign Issues	0	76,998	0	76,998
United Arab Emirates
Sovereign Issues	0	14,345	0	14,345
United Kingdom
Corporate Bonds & Notes	0	128,457	0	128,457
United States
Asset-Backed Securities	0	8,731	0	8,731
Bank Loan Obligations	0	9,596	10,864	20,460
Corporate Bonds & Notes	0	445,402	0	445,402
Mortgage-Backed Securities	0	11,013	0	11,013
U.S. Government Agencies	0	2,944	0	2,944

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Virgin Islands (British)
Corporate Bonds & Notes	$0	$3,104	$0	$3,104
Short-Term Instruments
Certificates of Deposit	0	254,020	0	254,020
Commercial Paper	0	3,699	0	3,699
Short-Term Notes	0	106,708	0	106,708
Japan Treasury Bills	0	168,899	0	168,899
Turkey Treasury Bills	0	21,509	0	21,509
U.S. Treasury Bills	0	829	0	829
PIMCO Short-Term Floating NAV Portfolio	979,061	0	0	979,061
	$979,061	$3,396,329	$83,432	$4,458,822

Short Sales, at value	$0	$(2,171)	$0	$(2,171)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	79	0	79
Foreign Exchange Contracts	0	95,738	0	95,738
Interest Rate Contracts	0	1,966	0	1,966
	$0	$97,783	$0	$97,783

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(20,762)	0	(20,762)
Interest Rate Contracts	0	(1,691)	0	(1,691)
	$0	$(22,453)	$0	$(22,453)

Totals	$979,061	$3,469,488	$83,432	$4,531,981

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$0	$12,999	$0	$(6)	$0	$(55)	$0	$0	$12,938	$(55)
Cayman Islands
Asset-Backed Securities	1,034	4,394	(122)	5	1	125	0	(968)	4,469	71
India
Corporate Bonds & Notes	0	5,100	0	0	0	(29)	0	0	5,071	(29)
Russia
Corporate Bonds & Notes	1,874	0	(1,900)	(2)	0	28	0	0	0	0
South Korea
Sovereign Issues	0	50,637	0	0	0	(547)	0	0	50,090	(547)
United States
Bank Loan Obligations	2,732	10,950	(895)	0	0	(70)	0	(1,853)	10,864	(87)

	$5,640	$84,080	$(2,917)	$(3)	$1	$(548)	$0	$(2,821)	$83,432	$(647)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Annual Report	March 31, 2011	37

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

March 31, 2011

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$95,738	$0	$95,738
Unrealized appreciation on swap agreements	0	79	0	0	1,966	2,045

	$0	$79	$0	$95,738	$1,966	$97,783

Liabilities:
Written options outstanding	$0	$0	$0	$244	$0	$244
Unrealized depreciation on foreign currency contracts	0	0	0	20,518	0	20,518
Unrealized depreciation on swap agreements	0	0	0	0	1,691	1,691

	$0	$0	$0	$20,762	$1,691	$22,453

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(303)	$0	$(303)
Net realized gain (loss) on futures contracts, written options and swaps	0	230	0	331	(2,958)	(2,397)
Net realized gain on foreign currency transactions	0	0	0	152,825	0	152,825

	$0	$230	$0	$152,853	$(2,958)	$150,125

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$127	$0	$127
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	81	0	180	(696)	(435)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	38,567	0	38,567

	$0	$81	$0	$38,874	$(696)	$38,259

(1)	See note 5 in the Notes to Financial Statements for additional information.

(o)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$6,505	$(4,370)	$2,135
BNP	306	0	306
BOA	2,693	(2,000)	693
CITI	5,957	(4,620)	1,337
DUB	13,581	(10,610)	2,971
GSC	2,324	(1,800)	524
HSBC	11,759	(9,800)	1,959
JPM	17,509	(14,350)	3,159
MLP	714	(1,070)	(356)
MSC	1,010	(1,100)	(90)
RBC	(48)	0	(48)
RBS	3,725	(2,730)	995
UBS	11,561	(10,560)	1,001

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

38	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Emerging Local Bond Fund

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Westpac Banking Corp.
0.500% due 12/14/2012		$8,000	$8,006

Total Australia (Cost $8,000)			8,006

BERMUDA 0.0%

CORPORATE BONDS & NOTES 0.0%

Qtel International Finance Ltd.
3.375% due 10/14/2016		$200	193

Total Bermuda (Cost $193)			193

BRAZIL 12.2%

CORPORATE BONDS & NOTES 0.7%

Banco do Brasil S.A.
3.007% due 07/02/2014		$5,900	5,956
4.500% due 01/22/2015		860	900

Banco Santander Brasil S.A.
2.409% due 03/18/2014		26,800	26,896

Banco Votorantim Ltd.
3.308% due 03/28/2014		11,800	11,785

Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	4,820

			50,357

SOVEREIGN ISSUES 11.5%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		273,529	164,940
10.000% due 01/01/2013		75,925	44,606
10.000% due 01/01/2017		977,382	530,969
10.000% due 01/01/2021		90,016	46,787

			787,302

Total Brazil (Cost $767,609)			837,659

CANADA 0.0%

CORPORATE BONDS & NOTES 0.0%

Sino-Forest Corp.
10.250% due 07/28/2014		$1,100	1,224

Total Canada (Cost $1,231)			1,224

CAYMAN ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%

Hyundai Capital Auto Funding Ltd.
1.254% due 09/20/2016		$8,000	7,945

CORPORATE BONDS & NOTES 0.0%

CFG Investment SAC
9.250% due 12/19/2013		600	633

Total Cayman Islands (Cost $8,448)			8,578

CHILE 0.4%

CORPORATE BONDS & NOTES 0.3%

Banco Santander Chile
1.553% due 04/20/2012		$17,000	17,000

Codelco, Inc.
4.750% due 10/15/2014		1,000	1,073

			18,073

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,510,478	$3,598

Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		647,348	1,371
3.000% due 07/01/2018		1,208,383	2,564
3.000% due 10/01/2018		32,367	68

			7,601

Total Chile (Cost $23,732)			25,674

CHINA 0.1%

CORPORATE BONDS & NOTES 0.1%

Parkson Retail Group Ltd.
7.875% due 11/14/2011		$1,900	1,961

Total China (Cost $1,964)			1,961

COLOMBIA 4.1%

CORPORATE BONDS & NOTES 0.2%

Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	29,422,000	16,282

SOVEREIGN ISSUES 3.9%

Bogota Distrito Capital
9.750% due 07/26/2028		31,200,000	19,384

Colombia Government International Bond
2.117% due 11/16/2015		$21,580	22,335
3.859% due 03/18/2013		2,100	2,147
7.750% due 04/14/2021	COP	51,943,000	30,075
8.250% due 12/22/2014		$2,040	2,438
9.850% due 06/28/2027	COP	120,546,000	77,951
12.000% due 10/22/2015		162,443,000	111,154

			265,484

Total Colombia (Cost $262,968)			281,766

EGYPT 0.3%

BANK LOAN OBLIGATIONS 0.2%

Petroleum Export Ltd.
3.309% due 12/07/2012		$11,685	11,656

CORPORATE BONDS & NOTES 0.1%

Petroleum Export Ltd.
5.265% due 06/15/2011		3,462	3,459

Petroleum Export II Ltd.
6.340% due 06/20/2011		5,275	5,261

			8,720

SOVEREIGN ISSUES 0.0%

Egypt Government International Bond
8.750% due 07/18/2012	EGP	10,800	1,673

Total Egypt (Cost $22,312)			22,049

EL SALVADOR 0.1%

SOVEREIGN ISSUES 0.1%

El Salvador Government International Bond
8.500% due 07/25/2011		$5,800	5,925

Total El Salvador (Cost $5,884)			5,925

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 0.4%

CORPORATE BONDS & NOTES 0.4%

Dexia Credit Local S.A.
0.553% due 01/12/2012		$28,900	$28,769

Total France (Cost $28,900)			28,769

GERMANY 0.0%

CORPORATE BONDS & NOTES 0.0%

Grohe Holding GmbH
3.873% due 01/15/2014	EUR	700	993

Total Germany (Cost $955)			993

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%

Guatemala Government Bond
9.250% due 08/01/2013		$840	954
10.250% due 11/08/2011		5,700	5,992

Total Guatemala (Cost $6,918)			6,946

HUNGARY 1.1%

SOVEREIGN ISSUES 1.1%

Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	3,804
5.500% due 02/12/2016		6,319,600	31,897
6.000% due 10/12/2011		1,060,000	5,655
6.000% due 10/24/2012		537,300	2,857
6.500% due 06/24/2019		620,000	3,180
6.750% due 11/24/2017		478,000	2,510
7.500% due 11/12/2020		4,270,000	23,222

Total Hungary (Cost $70,535)			73,125

INDIA 0.6%

CORPORATE BONDS & NOTES 0.6%

ICICI Bank Ltd.
2.062% due 02/24/2014		$7,800	7,756
5.750% due 01/12/2012		6,700	6,900
5.875% due 10/20/2011		500	511
6.625% due 10/03/2012		2,500	2,655

ICICI Bank UK PLC
0.930% due 02/27/2012		4,000	3,948

State Bank of India
0.810% due 12/15/2011		15,000	14,936
4.500% due 07/27/2015		1,000	1,020

Total India (Cost $37,775)			37,726

INDONESIA 9.1%

CORPORATE BONDS & NOTES 0.3%

Majapahit Holding BV
7.250% due 10/17/2011		$22,900	23,521

SOVEREIGN ISSUES 8.8%

Indonesia Government International Bond
6.750% due 03/10/2014		2,440	2,696
7.375% due 09/15/2016	IDR	245,000,000	27,923
8.250% due 07/15/2021		35,000,000	4,062
8.375% due 09/15/2026		222,000,000	24,672
9.500% due 06/15/2015		19,349,000	2,385
9.500% due 07/15/2023		112,807,000	13,880
9.500% due 07/15/2031		917,211,000	107,089
10.000% due 07/15/2017		79,000,000	10,062
10.000% due 09/15/2024		168,000,000	21,247
10.000% due 02/15/2028		503,351,000	62,049

See Accompanying Notes	Annual Report	March 31, 2011	39

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.500% due 08/15/2030	IDR	958,989,000	$122,139
10.500% due 07/15/2038		295,238,000	36,718
11.000% due 12/15/2012		127,850,000	15,766
11.000% due 10/15/2014		85,000,000	10,882
11.000% due 11/15/2020		618,548,000	85,149
11.000% due 09/15/2025		170,000,000	22,985
11.250% due 05/15/2014		850,000	109
11.500% due 09/15/2019		46,330,000	6,478
12.800% due 06/15/2021		166,974,000	25,389
13.450% due 08/15/2011		50,000	6

			601,686

Total Indonesia (Cost $555,345)			625,207

IRELAND 0.1%

CORPORATE BONDS & NOTES 0.1%

DanFin Funding Ltd.
1.003% due 07/16/2013		$5,000	4,998

Total Ireland (Cost $5,000)			4,998

ITALY 0.2%

CORPORATE BONDS & NOTES 0.2%

Intesa Sanpaolo SpA
2.712% due 02/24/2014		$10,000	10,137

Total Italy (Cost $10,000)			10,137

KAZAKHSTAN 2.1%

CORPORATE BONDS & NOTES 2.1%

Intergas Finance BV
6.875% due 11/04/2011		$8,390	8,705

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		25,900	26,094

KazMunayGas National Co.
8.375% due 07/02/2013		72,395	80,630

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		23,428	24,833

Total Kazakhstan (Cost $138,052)			140,262

LUXEMBOURG 0.5%

CORPORATE BONDS & NOTES 0.5%

Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	7,300	11,004

Sberbank Via SB Capital S.A.
5.930% due 11/14/2011		$9,000	9,321
6.480% due 05/15/2013		14,150	15,441

Total Luxembourg (Cost $34,468)			35,766

MALAYSIA 1.1%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
7.000% due 05/22/2012		$7,535	8,010

Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,049

			9,059

SOVEREIGN ISSUES 1.0%

Malaysia Government International Bond
3.835% due 08/12/2015	MYR	194,980	65,081
7.500% due 07/15/2011		$1,050	1,068

			66,149

Total Malaysia (Cost $73,511)			75,208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 11.3%

CORPORATE BONDS & NOTES 0.4%

BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	$1,011

Hipotecaria Su Casita S.A. de C.V.
6.180% due 06/25/2012	MXN	152,860	3,887
6.420% due 03/26/2012		23,650	608

Pemex Project Funding Master Trust
0.910% due 12/03/2012		$14,500	14,551
5.500% due 02/24/2025	EUR	5,000	6,858

Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	25,000	2,122

			29,037

SOVEREIGN ISSUES 10.9%

Mexico Government International Bond
7.000% due 06/19/2014		471,300	40,413
7.750% due 12/14/2017		704,300	61,267
8.000% due 12/17/2015		53,100	4,658
8.000% due 06/11/2020		455,900	39,781
8.500% due 06/23/2011		443,321	37,637
8.500% due 12/13/2018		2,291,267	206,584
9.000% due 12/20/2012		1,012,018	90,078
9.500% due 12/18/2014		2,924,102	269,610

			750,028

Total Mexico (Cost $748,222)			779,065

NETHERLANDS 0.9%

CORPORATE BONDS & NOTES 0.9%

NXP BV
3.748% due 10/15/2013	EUR	20,980	29,659

Volkswagen International Finance NV
0.917% due 04/01/2014		$33,000	33,039

Total Netherlands (Cost $61,490)			62,698

PANAMA 0.1%

SOVEREIGN ISSUES 0.1%

Panama Government International Bond
7.250% due 03/15/2015		$5,510	6,433
9.375% due 07/23/2012		1,300	1,449

Total Panama (Cost $7,767)			7,882

PERU 1.5%

SOVEREIGN ISSUES 1.5%

Peru Government International Bond
6.850% due 02/12/2042	PEN	35,500	11,921
6.900% due 08/12/2037		34,550	11,884
7.840% due 08/12/2020		99,150	38,002
9.125% due 02/21/2012		$8,000	8,600
9.910% due 05/05/2015	PEN	86,234	35,533

Total Peru (Cost $107,753)			105,940

PHILIPPINES 0.4%

CORPORATE BONDS & NOTES 0.1%

National Power Corp.
4.562% due 08/23/2011		$5,500	5,547

SOVEREIGN ISSUES 0.3%

Philippines Government International Bond
4.950% due 01/15/2021	PHP	1,006,000	22,784

Total Philippines (Cost $28,293)			28,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 10.7%

SOVEREIGN ISSUES 10.7%

Poland Government International Bond
0.000% due 07/25/2012	PLN	14,000	$4,641
0.000% due 10/25/2012		419,200	137,037
0.000% due 01/25/2013		86,400	27,865
4.250% due 05/24/2011		43,920	15,473
4.750% due 04/25/2012		64,400	22,693
5.000% due 10/24/2013		30,000	10,534
5.000% due 04/25/2016		73,600	25,207
5.250% due 04/25/2013		50,000	17,689
5.250% due 10/25/2017		57,140	19,370
5.250% due 10/25/2020		40,600	13,342
5.500% due 04/25/2015		956,450	335,307
5.750% due 04/25/2014		243,680	86,896
6.250% due 07/03/2012		$1,000	1,070
6.250% due 10/24/2015	PLN	56,790	20,457

Total Poland (Cost $689,428)			737,581

QATAR 1.1%

CORPORATE BONDS & NOTES 1.0%

Qatar Petroleum
5.579% due 05/30/2011		$1,585	1,595

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		9,210	10,029

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		44,880	46,588
5.500% due 09/30/2014		8,600	9,237
5.832% due 09/30/2016		3,089	3,319

			70,768

SOVEREIGN ISSUES 0.1%

Qatar Government International Bond
5.150% due 04/09/2014		3,200	3,440

Total Qatar (Cost $73,714)			74,208

RUSSIA 5.9%

CORPORATE BONDS & NOTES 5.8%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	2,350	3,443
5.670% due 03/05/2014		$4,570	4,891
6.103% due 06/27/2012		46,200	48,612
7.700% due 08/07/2013		5,700	6,386

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		1,191	1,298

Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		15,779	16,490

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		96,550	109,923

Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,000	1,206

Gazprom Via Gaz Capital S.A.
4.560% due 12/09/2012	EUR	2,600	3,838
7.343% due 04/11/2013		$1,700	1,874
7.510% due 07/31/2013		7,500	8,353
8.125% due 07/31/2014		9,050	10,360

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		9,950	10,864
7.175% due 05/16/2013		39,670	43,191
9.000% due 06/11/2014		5,810	6,685

Sberbank Via SB Capital S.A.
6.468% due 07/02/2013		11,660	12,702

Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		5,000	5,655

40	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TNK-BP Finance S.A.
6.125% due 03/20/2012		$21,050	$22,024
6.875% due 07/18/2011		41,265	42,114
7.500% due 03/13/2013		5,800	6,358

VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		22,135	23,587
7.500% due 10/12/2011		6,000	6,173
8.250% due 06/30/2011	EUR	2,450	3,524

			399,551

SOVEREIGN ISSUES 0.1%

Russia Government International Bond
7.850% due 03/10/2018	RUB	200,000	7,198

Total Russia (Cost $400,623)			406,749

SOUTH AFRICA 10.8%

SOVEREIGN ISSUES 10.8%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	440	652
6.750% due 03/31/2021	ZAR	1,497,600	193,879
7.250% due 01/15/2020		1,538,600	208,370
7.375% due 04/25/2012		$5,000	5,362
7.500% due 01/15/2014	ZAR	131,900	19,720
8.000% due 12/21/2018		101,060	14,433
8.250% due 09/15/2017		1,678,300	246,112
8.750% due 12/21/2014		76,900	11,853
13.500% due 09/15/2015		221,800	39,688

Total South Africa (Cost $683,579)			740,069

SOUTH KOREA 1.5%

CORPORATE BONDS & NOTES 0.2%

Korea Exchange Bank
0.633% due 07/20/2012		$11,000	10,895

Woori Bank
0.670% due 09/14/2011		2,800	2,775

			13,670

SOVEREIGN ISSUES 1.3%

Export-Import Bank of Korea
1.334% due 02/14/2013	EUR	5,100	6,924
1.360% due 03/13/2012		$40,200	40,191
5.500% due 10/17/2012		3,900	4,106
5.875% due 01/14/2015		2,000	2,192

Korea Development Bank
0.509% due 09/12/2011		1,800	1,797
0.592% due 11/22/2012		3,200	3,140
1.246% due 04/03/2014	EUR	4,500	6,112
5.300% due 01/17/2013		$9,200	9,714
5.750% due 05/13/2012		1,000	1,040
8.000% due 01/23/2014		4,800	5,477

Korea National Housing Corp.
0.562% due 11/22/2011		9,000	8,963

			89,656

Total South Korea (Cost $101,740)			103,326

THAILAND 3.5%

SOVEREIGN ISSUES 3.5%

Thailand Government Bond
3.625% due 05/22/2015	THB	4,045,200	135,127
3.875% due 06/13/2019		2,180,201	73,759
5.125% due 03/13/2018		508,330	18,367
5.250% due 05/12/2014		192,890	6,744
6.150% due 07/07/2026		118,000	4,827

Total Thailand (Cost $219,222)			238,824

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TUNISIA 0.8%

SOVEREIGN ISSUES 0.8%

Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	5,500	$7,814
6.250% due 02/20/2013		1,000	1,462
7.375% due 04/25/2012		$42,500	44,625

Total Tunisia (Cost $53,497)			53,901

TURKEY 6.2%

SOVEREIGN ISSUES 6.2%

Turkey Government International Bond
0.000% due 05/11/2011	TRY	215,300	138,350
0.000% due 08/03/2011		250,000	157,638
0.000% due 11/16/2011		21,900	13,487
0.000% due 01/25/2012		66,500	40,256
4.000% due 04/29/2015 (c)		6,457	4,499
9.000% due 06/30/2011		$4,250	4,351
10.000% due 02/15/2012 (c)	TRY	910	633
10.500% due 01/15/2020		49,630	34,441
11.000% due 08/06/2014		7,300	5,011
11.500% due 01/23/2012		$3,000	3,255
12.000% due 08/14/2013 (c)	TRY	5,367	4,301
14.000% due 09/26/2012		8,600	5,962
16.000% due 03/07/2012		19,600	13,494
16.000% due 08/28/2013		3,600	2,681

Total Turkey (Cost $426,036)			428,359

UNITED ARAB EMIRATES 0.3%

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$20,600	21,754

Total United Arab Emirates (Cost $21,580)			21,754

UNITED KINGDOM 0.6%

CORPORATE BONDS & NOTES 0.6%

Barclays Bank PLC
0.509% due 09/11/2017		$750	718

HBOS PLC
0.509% due 09/06/2017		2,500	2,125

Nationwide Building Society
1.392% due 12/22/2016	EUR	1,150	1,548

Royal Bank of Scotland Group PLC
0.570% due 03/30/2012		$28,400	28,450
1.203% due 04/23/2012		6,100	6,151

Vodafone Group PLC
0.590% due 02/27/2012		200	201

Total United Kingdom (Cost $39,127)			39,193

UNITED STATES 2.9%

ASSET-BACKED SECURITIES 0.0%

Citigroup Mortgage Loan Trust, Inc.
0.290% due 12/25/2036		$370	354
1.150% due 07/25/2037		680	668

Countrywide Asset-Backed Certificates
0.350% due 05/25/2047		210	202
0.350% due 09/25/2047		734	721

Credit-Based Asset Servicing & Securitization LLC
0.370% due 07/25/2037		50	45

MASTR Asset-Backed Securities Trust
0.330% due 05/25/2037		505	483

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		377	202

Soundview Home Equity Loan Trust
1.050% due 10/25/2037		13	14

			2,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%

Georgia-Pacific Corp.
2.307% due 12/20/2012	$87	$87
2.310% due 12/21/2012	3,327	3,329

Petroleum Export III Ltd.
3.810% due 04/08/2013	3,450	3,442

Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.309% due 12/13/2011	18,450	18,304

		25,162

CORPORATE BONDS & NOTES 2.4%

Ally Financial, Inc.
3.512% due 02/11/2014	13,600	13,644
6.875% due 09/15/2011	800	815

American International Group, Inc.
5.375% due 10/18/2011	4,525	4,599

Anadarko Petroleum Corp.
7.625% due 03/15/2014	4,000	4,566

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	4,000	4,114

Bank of America N.A.
0.590% due 06/15/2016	12,000	11,192

CIT Group, Inc.
5.250% due 04/01/2014	18,000	18,110

Citibank N.A.
0.309% due 09/21/2012	3,200	3,203

Dow Chemical Co.
2.562% due 08/08/2011	3,100	3,124

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	2,200	2,264
9.875% due 08/10/2011	2,400	2,469

General Electric Capital Corp.
0.394% due 04/28/2011	6,500	6,501

Hewlett-Packard Co.
1.360% due 05/27/2011	8,000	8,014

John Deere Capital Corp.
1.060% due 06/10/2011	5,100	5,108

JPMorgan Chase Bank N.A.
0.640% due 06/13/2016	1,000	934

Merrill Lynch & Co., Inc.
0.540% due 06/05/2012	700	697

NextEra Energy Capital Holdings, Inc.
1.189% due 06/17/2011	4,900	4,908

PACCAR, Inc.
1.484% due 09/14/2012	4,000	4,068

Pemex Project Funding Master Trust
0.910% due 12/03/2012	10,000	10,035

Pfizer, Inc.
4.450% due 03/15/2012	1,500	1,556

Reynolds American, Inc.
1.010% due 06/15/2011	9,600	9,608

SLM Corp.
0.533% due 10/25/2011	300	297
5.375% due 05/15/2014	600	622

Time Warner Entertainment Co. LP
8.875% due 10/01/2012	600	664

Verizon Communications, Inc.
0.918% due 03/28/2014	33,000	33,205

Wachovia Bank N.A.
0.640% due 03/15/2016	400	376
0.690% due 11/03/2014	1,800	1,730

See Accompanying Notes	Annual Report	March 31, 2011	41

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Corp.
0.433% due 10/15/2011	$1,000	$1,001
0.433% due 04/23/2012	2,000	2,002
0.673% due 10/15/2016	2,400	2,227

Weyerhaeuser Co.
6.750% due 03/15/2012	6,750	7,097

		168,750

MORTGAGE-BACKED SECURITIES 0.1%

Banc of America Funding Corp.
5.641% due 03/20/2036	418	367

BCAP LLC Trust
0.420% due 01/25/2037	1,101	686

Bear Stearns Adjustable Rate Mortgage Trust
4.827% due 01/25/2035	56	52
5.675% due 02/25/2036	428	316

Bear Stearns Alt-A Trust
2.987% due 09/25/2035	78	61
4.198% due 08/25/2036 (a)	651	211

Citigroup Mortgage Loan Trust, Inc.
2.737% due 03/25/2034	76	77
5.492% due 07/25/2046	292	214

Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	374	285

Countrywide Home Loan Mortgage Pass-Through Trust
5.783% due 09/25/2047	187	136

GSR Mortgage Loan Trust
5.269% due 11/25/2035	344	290

Harborview Mortgage Loan Trust
5.505% due 08/19/2036	149	121

Homebanc Mortgage Trust
5.797% due 04/25/2037	385	334

Luminent Mortgage Trust
0.430% due 12/25/2036	186	118

MASTR Adjustable Rate Mortgages Trust
0.550% due 05/25/2047	800	280

MASTR Alternative Loans Trust
0.650% due 03/25/2036	147	47

Morgan Stanley Mortgage Loan Trust
3.632% due 06/25/2036	103	101

Residential Accredit Loans, Inc.
5.714% due 02/25/2036 (a)	331	180

Residential Asset Securitization Trust
0.650% due 01/25/2046 (a)	395	183

Sequoia Mortgage Trust
2.463% due 01/20/2047	159	129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
5.786% due 03/25/2036	$346	$264

WaMu Mortgage Pass-Through Certificates
5.119% due 01/25/2037	299	234
5.270% due 04/25/2037	198	145
5.398% due 12/25/2036	179	142
5.846% due 09/25/2036	293	233

Wells Fargo Mortgage-Backed Securities Trust
0.750% due 07/25/2037	465	388

		5,594

Total United States (Cost $201,354)		202,195

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%

PCCW-HKT Capital Ltd.
8.000% due 11/15/2011	$1,000	1,034

Total Virgin Islands (British) (Cost $1,038)		1,034

SHORT-TERM INSTRUMENTS 8.2%

CERTIFICATES OF DEPOSIT 3.7%

Banco Bradesco S.A.
1.955% due 01/24/2013	$35,100	35,342

Banco Do Brasil S.A.
0.000% due 06/27/2011	5,500	5,496
0.000% due 08/15/2011	46,000	46,096

Industrial & Commercial Bank of China Ltd.
0.550% due 05/18/2011	22,000	22,000

Itau Unibanco S.A.
0.000% due 05/12/2011	23,000	22,971
0.000% due 08/11/2011	23,000	22,889
1.300% due 09/06/2011	50,000	49,701
1.700% due 09/12/2011	40,000	39,753
1.750% due 01/17/2012	7,900	7,797

		252,045

COMMERCIAL PAPER 0.1%

BMW U.S. Capital LLC
0.470% due 04/26/2011	5,800	5,798

REPURCHASE AGREEMENTS 0.2%

Banc of America Securities LLC
0.140% due 04/01/2011	17,000	17,000

(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $17,343. Repurchase proceeds are $17,000.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 1.1%

Banco Santander Brasil S.A.
2.596% due 12/28/2011		$7,200	$7,056
2.596% due 12/29/2011		17,400	17,052

Bank Negara Malaysia Monetary Notes
2.836% due 06/02/2011	MYR	4,130	1,357
2.857% due 08/23/2011		30,000	9,794
2.907% due 04/05/2011		9,121	3,011

Bank of Thailand
2.030% due 07/07/2011	THB	73,000	2,398

Mexico Cetes
4.644% due 04/07/2011	MXN	211,000	17,726
4.654% due 09/22/2011		86,800	7,138

WM Wrigley Jr. Co.
1.684% due 06/28/2011		$8,500	8,505

			74,037

EGYPT TREASURY BILLS 0.1%
9.520% due 04/19/2011	EGP	25,000	4,176

INDONESIA TREASURY BILLS 0.1%
5.250% due 04/07/2011 - 05/05/2011 (b)	IDR	86,071,000	9,863

TURKEY TREASURY BILLS 0.1%
6.901% due 07/20/2011	TRY	9,000	5,696

U.S. TREASURY BILLS 0.1%
0.160% due 06/09/2011 - 09/15/2011 (b)(e)		$9,832	9,828

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.7%
		18,254,268	182,871

Total Short-Term Instruments (Cost $560,020)			561,314

Total Investments 99.4% (Cost $6,488,283)			$6,824,595

Written Options (g) (0.0%) (Premiums $1,086)			(374)

Other Assets and Liabilities (Net) 0.6%			41,039

Net Assets 100.0%			$6,865,260

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $8,928 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

42	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

(f)	Swap agreements outstanding on March 31, 2011:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	6-Month USD-LIBOR	Cash Flow from Underlying Asset	07/22/2017	DUB	$	4,066	$153	$(455)	$608
Indonesia Government International Bond 11.000% due 10/15/2014	6-Month USD-LIBOR	Cash Flow from Underlying Asset	10/17/2014	BCLY		67,470	5,971	(2,347)	8,318
Malaysia Government International Bond 3.756% due 04/28/2011	6-Month USD-LIBOR	Cash Flow from Underlying Asset	05/02/2011	BCLY		36,140	5,936	152	5,784
Malaysia Government International Bond 4.262% due 09/15/2016	6-Month USD-LIBOR	Cash Flow from Underlying Asset	09/19/2016	CITI		30,052	4,212	916	3,296

							$16,272	$(1,734)	$18,006

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.425%	$	15,100	$46	$0	$46
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.390%		4,900	(510)	(615)	105
Emirate of Abu Dhabi	BNP	1.000%	03/20/2016	1.067%		25,000	(71)	(153)	82
Emirate of Abu Dhabi	HSBC	1.000%	06/20/2016	1.100%		21,000	(96)	(102)	6
Emirate of Abu Dhabi	MSC	1.000%	06/20/2016	1.096%		1,500	(6)	(11)	5
Kazakhstan Government International Bond	CSFB	1.000%	03/20/2013	0.644%		15,000	110	76	34
Kazakhstan Government International Bond	JPM	1.000%	03/20/2013	0.644%		15,000	110	76	34
Kazakhstan Government International Bond	MSC	1.000%	03/20/2013	0.644%		15,000	110	67	43
Kazakhstan Government International Bond	RBS	1.000%	03/20/2013	0.644%		15,000	110	55	55
Panama Government International Bond	BCLY	1.000%	03/20/2012	0.305%		10,000	71	63	8
Panama Government International Bond	CSFB	1.000%	03/20/2012	0.305%		30,000	214	197	17
Panama Government International Bond	DUB	1.000%	03/20/2012	0.305%		50,000	356	317	39
Panama Government International Bond	MSC	1.000%	03/20/2012	0.305%		15,000	107	103	4
Peru Government International Bond	CITI	1.000%	03/20/2012	0.550%		25,000	118	164	(46)
Peru Government International Bond	CSFB	1.000%	03/20/2012	0.550%		30,000	141	187	(46)
Peru Government International Bond	DUB	1.000%	03/20/2012	0.550%		50,000	236	317	(81)
Qatar Government International Bond	CSFB	1.000%	03/20/2016	1.085%		25,000	(92)	(153)	61
Qatar Government International Bond	HSBC	1.000%	06/20/2016	1.106%		500	(3)	(4)	1
Qatar Government International Bond	MSC	1.000%	06/20/2016	1.106%		1,000	(5)	(7)	2
Russia Government International Bond	CITI	1.000%	03/20/2012	0.345%		35,000	236	215	21
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	09/20/2011	0.600%		32,000	72	62	10
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	JPM	1.000%	03/20/2012	0.904%		10,000	12	(5)	17

							$1,266	$849	$417

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	55,800	$365	$113	$252
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		55,000	347	43	304
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		64,600	684	52	632
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		350,000	3,709	295	3,414
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS		350,000	(761)	(1,031)	270
Pay	1-Year BRL-CDI	11.260%	01/02/2012	CITI		105,000	(222)	0	(222)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		180,000	(321)	(528)	207
Pay	1-Year BRL-CDI	11.330%	01/02/2012	MLP		230,000	(347)	(5)	(342)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		74,200	687	(81)	768
Pay	1-Year BRL-CDI	11.440%	01/02/2012	GSC		8,600	76	1	75
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		100,000	(53)	4	(57)
Pay	1-Year BRL-CDI	11.570%	01/02/2012	GSC		116,000	1,097	58	1,039
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		68,600	649	0	649
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		100,000	436	605	(169)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		32,900	563	(47)	610
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		182,400	3,126	1,175	1,951
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		70,000	1,200	434	766

See Accompanying Notes	Annual Report	March 31, 2011	43

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM	BRL	93,200	$1,598	$677	$921
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		10,500	180	59	121
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		121,900	2,166	893	1,273
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC		14,400	256	156	100
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		75,000	733	0	733
Pay	1-Year BRL-CDI	11.880%	01/02/2012	HSBC		240,000	1,727	1,512	215
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		60,000	706	0	706
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		593,800	620	(155)	775
Pay	1-Year BRL-CDI	12.020%	01/02/2012	JPM		200,000	268	0	268
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		43,000	291	6	285
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		33,900	342	0	342
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	3,850	(566)	4,416
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		63,500	3,981	538	3,443
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	2,957	0	2,957
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		500,500	1,298	3,508	(2,210)
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB		128,600	(378)	0	(378)
Pay	1-Year BRL-CDI	12.075%	01/02/2013	MLP		350,000	(1,029)	0	(1,029)
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		268,000	2,224	2,424	(200)
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		25,800	(161)	42	(203)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,000	4	5	(1)
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	(55)	0	(55)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(74)	0	(74)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	2	0	2
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	(36)	0	(36)
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	5	0	5
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM		64,000	(179)	0	(179)
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BCLY		83,000	(235)	0	(235)
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	(1,311)	0	(1,311)
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	(807)	(6)	(801)
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	(1,416)	(7)	(1,409)
Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020	JPM		18,600	(158)	0	(158)
Pay	3-Month PLN-WIBOR	5.000%	08/16/2012	CITI	PLN	481,420	(339)	(67)	(272)
Receive	3-Month USD-LIBOR	3.750%	06/15/2021	CITI	$	25,000	(156)	405	(561)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		21,700	309	1,261	(952)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		13,300	189	725	(536)
Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020	BCLY	ZAR	99,000	(844)	(6)	(838)
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	137	0	137
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BCLY		4,689,200	300	97	203
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HSBC		8,385,000	537	(96)	633
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	19	(8)	27
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MSC		2,950,000	(227)	0	(227)
Receive	6-Month PLN-WIBOR	5.590%	02/11/2021	MSC	PLN	124,400	286	167	119
Receive	6-Month PLN-WIBOR	5.610%	02/11/2021	DUB		51,700	90	3	87
Receive	6-Month PLN-WIBOR	5.750%	09/15/2021	CITI		30,000	12	30	(18)
Receive	6-Month PLN-WIBOR	5.750%	09/15/2021	HSBC		30,000	13	31	(18)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY	THB	106,060	(35)	0	(35)
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	(3)	0	(3)
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	2	0	2
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	(12)	0	(12)
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	148	(25)	173
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CITI		1,088,000	(85)	62	(147)
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BCLY		285,000	(496)	0	(496)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	(2,801)	0	(2,801)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	(845)	(4)	(841)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	3,800,000	(218)	(96)	(122)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		996,000	7,254	0	7,254
Pay	28-Day MXN TIIE	5.860%	08/12/2015	BCLY		354,000	(1,288)	0	(1,288)
Pay	28-Day MXN TIIE	5.860%	08/12/2015	MSC		347,000	(1,262)	13	(1,275)
Pay	28-Day MXN TIIE	5.950%	09/09/2015	HSBC		600,000	(2,084)	(7)	(2,077)
Pay	28-Day MXN TIIE	5.950%	09/09/2015	MSC		995,000	(3,456)	340	(3,796)
Pay	28-Day MXN TIIE	6.170%	09/15/2017	JPM		65,800	(378)	(1)	(377)
Pay	28-Day MXN TIIE	6.170%	09/15/2017	MLP		500,000	(2,869)	(3)	(2,866)
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		50	0	0	0
Pay	28-Day MXN TIIE	7.780%	04/09/2019	BCLY		1,400	0	(1)	1
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		500	2	0	2
Pay	28-Day MXN TIIE	6.960%	07/27/2020	MLP		210,000	(1,069)	567	(1,636)
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	53	0	53

							$19,488	$13,561	$5,927

44	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

(g)	Written options outstanding on March 31, 2011:

Foreign Currency Options
Description		Exercise Price	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,200.000	05/12/2011	$	90,810	$923	$(66)
Put - OTC USD versus KRW		1,080.000	06/27/2011		24,300	163	(308)

						$1,086	$(374)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	0	$7,945	$278
Sales	3,210	573,910	3,992
Closing Buys	(1,620)	(458,800)	(2,209)
Expirations	0	(7,945)	(278)
Exercised	(1,590)	0	(697)

Balance at 03/31/2011	0	$115,110	$1,086

(h)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	8,520	04/2011	BCLY	$219	$0	$219
Sell		22,552	04/2011	DUB	0	(313)	(313)
Buy		43,070	04/2011	HSBC	881	0	881
Sell		99,757	04/2011	HSBC	0	(1,402)	(1,402)
Buy		1,262	04/2011	JPM	23	0	23
Buy		8,412	04/2011	MSC	164	0	164
Buy		61,043	04/2011	UBS	1,919	0	1,919
Sell		352,108	05/2011	HSBC	0	(7,357)	(7,357)
Buy		119,156	06/2011	HSBC	1,682	0	1,682
Sell		6,176	06/2011	UBS	0	(94)	(94)
Buy		8,192	07/2011	DUB	124	0	124
Buy		41,765	07/2011	UBS	612	0	612
Buy	CAD	12,345	06/2011	BNP	80	0	80
Buy	CLP	2,451,466	06/2011	JPM	121	0	121
Buy	CNY	131,240	04/2011	CITI	47	0	47
Sell		131,240	04/2011	JPM	0	(45)	(45)
Buy		66,540	06/2011	BCLY	207	0	207
Buy		33,850	06/2011	CITI	192	0	192
Buy		42,376	06/2011	DUB	62	(19)	43
Buy		139,936	06/2011	JPM	486	(9)	477
Buy		13,434	06/2011	MSC	61	0	61
Buy		80,056	06/2011	UBS	280	0	280
Buy		18,465	11/2011	BCLY	11	(4)	7
Buy		44,864	11/2011	CITI	57	(61)	(4)
Buy		32,125	11/2011	DUB	0	(30)	(30)
Buy		13,314	11/2011	HSBC	0	(14)	(14)
Sell		750	11/2011	HSBC	0	(1)	(1)
Buy		43,537	11/2011	JPM	80	(20)	60
Buy		12,182	11/2011	RBS	2	0	2
Buy		19,388	11/2011	UBS	0	(1)	(1)
Buy		15,850	02/2012	BCLY	0	(16)	(16)
Buy		32,400	02/2012	CITI	35	0	35
Sell		131,240	02/2012	CITI	0	(48)	(48)
Buy		277,126	02/2012	DUB	307	0	307
Buy		86,658	02/2012	GSC	66	0	66
Buy		40,283	02/2012	HSBC	30	0	30
Buy		196,184	02/2012	JPM	19	(33)	(14)
Buy		66,210	02/2012	UBS	289	0	289
Buy		97,095	08/2013	DUB	452	0	452
Buy		31,920	09/2015	DUB	77	0	77
Buy		31,950	09/2015	JPM	301	0	301
Sell	COP	13,209,675	04/2011	BCLY	3	(1)	2
Buy		52,081,000	04/2011	CITI	0	(642)	(642)
Sell		74,992,975	04/2011	CITI	13	(140)	(127)
Buy		41,852,100	04/2011	DUB	411	(545)	(134)
Sell		41,838,000	04/2011	DUB	421	0	421
Buy		18,071,250	04/2011	JPM	516	0	516
Buy		14,438,600	04/2011	MSC	119	0	119
Buy		17,035,295	04/2011	RBS	0	(318)	(318)
Sell		13,437,595	04/2011	UBS	0	(40)	(40)

See Accompanying Notes	Annual Report	March 31, 2011	45

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	7,368	04/2011	BCLY	$58	$0	$58
Sell		1,818	04/2011	BCLY	0	(34)	(34)
Sell		785	04/2011	BOA	0	(29)	(29)
Sell		19,002	04/2011	CITI	0	(1,276)	(1,276)
Sell		8,709	04/2011	JPM	0	(29)	(29)
Buy		13,130	04/2011	MSC	131	0	131
Sell		9,051	04/2011	MSC	0	(19)	(19)
Sell		9,014	04/2011	RBC	0	(472)	(472)
Buy		210	04/2011	RBS	10	0	10
Sell		12,518	04/2011	RBS	0	(602)	(602)
Sell		19,001	04/2011	UBS	0	(1,306)	(1,306)
Sell	HKD	20,000	04/2011	CITI	0	(7)	(7)
Buy		25,819	04/2011	DUB	0	(4)	(4)
Buy		14,000	04/2011	HSBC	0	(2)	(2)
Sell		19,819	04/2011	HSBC	0	(7)	(7)
Buy		20,000	09/2011	CITI	8	0	8
Buy		19,819	09/2011	HSBC	7	0	7
Buy	HUF	3,401,451	07/2011	BCLY	560	0	560
Sell		2,052,744	07/2011	BCLY	0	(683)	(683)
Buy		200,788	07/2011	BOA	55	0	55
Sell		3,172,501	07/2011	CITI	0	(789)	(789)
Buy		13,018,977	07/2011	DUB	6,314	0	6,314
Sell		5,370,983	07/2011	DUB	0	(1,587)	(1,587)
Buy		1,481,312	07/2011	JPM	862	0	862
Sell		2,197,908	07/2011	JPM	0	(745)	(745)
Sell	IDR	30,908,500	04/2011	BCLY	0	(49)	(49)
Buy		169,345,813	04/2011	CITI	1,616	0	1,616
Sell		99,633,460	04/2011	CITI	0	(909)	(909)
Buy		56,430,000	04/2011	DUB	480	0	480
Sell		65,107,000	04/2011	DUB	0	(376)	(376)
Sell		35,860,000	04/2011	HSBC	0	(118)	(118)
Sell		93,374,600	04/2011	JPM	0	(522)	(522)
Sell		89,640,000	04/2011	RBS	0	(293)	(293)
Buy		72,482,141	04/2011	UBS	88	0	88
Sell		74,760,000	07/2011	BCLY	0	(522)	(522)
Buy		1,565,700	07/2011	CITI	8	0	8
Buy		2,007,300	07/2011	HSBC	13	0	13
Sell		36,199,667	07/2011	HSBC	0	(86)	(86)
Buy		91,955,000	07/2011	JPM	482	0	482
Sell		31,535,000	07/2011	JPM	0	(159)	(159)
Buy		73,936,000	10/2011	BCLY	318	0	318
Buy		46,650,000	10/2011	CITI	248	0	248
Sell		45,848,079	10/2011	RBS	0	(270)	(270)
Buy	ILS	4,018	05/2011	DUB	47	0	47
Sell		29,492	05/2011	HSBC	0	(461)	(461)
Buy		151,380	05/2011	MSC	1,843	0	1,843
Buy	INR	234,800	08/2011	CITI	161	0	161
Sell		215,339	08/2011	CITI	0	(74)	(74)
Buy		538,400	08/2011	DUB	319	0	319
Sell		938,174	08/2011	GSC	0	(303)	(303)
Buy		1,388,700	08/2011	HSBC	727	0	727
Buy		1,836,091	08/2011	JPM	430	0	430
Buy		2,122,140	08/2011	RBS	974	0	974
Sell		196,684	08/2011	RBS	0	(64)	(64)
Sell		298,119	08/2011	SOG	0	(103)	(103)
Sell	JPY	661,320	04/2011	DUB	49	0	49
Buy		449,383	04/2011	JPM	0	(116)	(116)
Sell		558,679	04/2011	RBC	185	0	185
Sell		2,465,678	04/2011	RBS	0	(35)	(35)
Buy	KRW	35,079,990	05/2011	BCLY	742	0	742
Buy		44,945,600	05/2011	CITI	1,327	0	1,327
Buy		1,655,659	05/2011	GSC	48	0	48
Buy		3,877,000	05/2011	HSBC	75	0	75
Buy		55,488,400	05/2011	JPM	2,394	0	2,394
Buy		1,254,491	05/2011	MSC	17	0	17
Buy		7,774,000	05/2011	RBS	203	0	203
Buy	MXN	60,552	07/2011	BCLY	48	0	48
Sell		124,533	07/2011	BCLY	0	(162)	(162)
Buy		231,877	07/2011	CITI	509	0	509
Sell		223,804	07/2011	CITI	0	(278)	(278)
Buy		494,003	07/2011	DUB	924	0	924
Sell		219,287	07/2011	DUB	0	(482)	(482)
Buy		1,057,561	07/2011	HSBC	1,543	0	1,543
Sell		128,834	07/2011	HSBC	0	(21)	(21)
Buy		61,198	07/2011	UBS	102	0	102

46	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	84,648	05/2011	JPM	$990	$0	$990
Buy		482,588	08/2011	BCLY	2,254	0	2,254
Buy		680,086	08/2011	CITI	3,039	0	3,039
Buy		61,095	08/2011	DUB	349	0	349
Buy		70,104	08/2011	GSC	95	0	95
Buy		186,570	08/2011	HSBC	832	0	832
Sell		12,324	08/2011	HSBC	0	(60)	(60)
Buy		243,541	08/2011	JPM	1,008	0	1,008
Buy	PEN	31,195	06/2011	DUB	0	(182)	(182)
Buy		35,341	08/2011	DUB	0	(234)	(234)
Buy		181,035	08/2011	MSC	0	(1,203)	(1,203)
Sell	PHP	21,880	04/2011	DUB	0	(4)	(4)
Buy		21,880	04/2011	JPM	2	0	2
Buy		83,704	06/2011	BCLY	30	0	30
Buy		337,600	06/2011	BOA	0	(91)	(91)
Buy		2,033,560	06/2011	CITI	359	(92)	267
Buy		450,465	06/2011	DUB	116	0	116
Buy		338,422	06/2011	HSBC	72	0	72
Buy		1,112,034	06/2011	JPM	117	(29)	88
Buy		296,585	06/2011	RBS	0	(61)	(61)
Buy		584,902	11/2011	BCLY	334	0	334
Buy		72,800	11/2011	CITI	34	0	34
Buy		439,550	11/2011	DUB	123	0	123
Buy		21,564	11/2011	JPM	72	0	72
Buy		1,743,300	03/2012	CITI	106	(21)	85
Sell		439,500	03/2012	GSC	0	(94)	(94)
Sell		21,880	03/2012	JPM	0	(2)	(2)
Sell	PLN	36,028	07/2011	CITI	0	(90)	(90)
Buy		74,663	08/2011	BCLY	224	0	224
Sell		71,109	08/2011	BCLY	19	(98)	(79)
Buy		1,194	08/2011	CITI	6	0	6
Buy		223,138	08/2011	DUB	1,125	0	1,125
Buy		5,753	08/2011	HSBC	4	0	4
Buy		212,994	08/2011	JPM	323	0	323
Sell		699	08/2011	JPM	0	(2)	(2)
Sell		41,466	08/2011	MSC	22	0	22
Sell		273,982	08/2011	UBS	0	(657)	(657)
Buy	RON	9,390	08/2011	CITI	179	0	179
Sell		18,169	08/2011	CITI	0	(386)	(386)
Buy	RUB	5,010,959	04/2011	BCLY	440	(8)	432
Sell		894,279	04/2011	BCLY	85	0	85
Buy		3,094,858	04/2011	CITI	6,943	0	6,943
Sell		3,094,858	04/2011	CITI	1	(455)	(454)
Buy		2,831,792	04/2011	DUB	5,876	0	5,876
Sell		2,831,792	04/2011	DUB	5	0	5
Sell		4,116,680	04/2011	GSC	624	0	624
Buy		1,271,950	04/2011	HSBC	3,237	0	3,237
Sell		1,271,950	04/2011	HSBC	2	0	2
Buy		2,876,305	04/2011	JPM	3,043	(2)	3,041
Sell		2,876,305	04/2011	JPM	679	0	679
Buy		604,122	04/2011	MSC	1,448	0	1,448
Sell		604,122	04/2011	MSC	1	0	1
Buy		155,750	04/2011	UBS	478	0	478
Sell		155,750	04/2011	UBS	0	0	0
Buy		6,107,142	07/2011	BCLY	114	(692)	(578)
Buy		2,931,466	07/2011	CITI	777	0	777
Buy		86,173	07/2011	DUB	0	(8)	(8)
Sell		205,056	07/2011	DUB	0	(33)	(33)
Buy		3,709,221	07/2011	JPM	0	(671)	(671)
Buy		97,034	07/2011	MSC	0	(5)	(5)
Sell	SGD	6,302	05/2011	CITI	0	0	0
Sell		300	05/2011	HSBC	0	(4)	(4)
Buy		240	05/2011	JPM	0	0	0
Buy		4,079	06/2011	BOA	47	0	47
Buy		5,268	06/2011	DUB	138	0	138
Buy		6,478	06/2011	GSC	140	0	140
Buy		19,077	09/2011	BCLY	176	(2)	174
Buy		35,400	09/2011	CITI	413	0	413
Buy		17,500	09/2011	DUB	167	0	167
Buy		46,851	09/2011	JPM	480	0	480
Buy		36,000	09/2011	RBS	426	0	426
Buy	THB	2,968,158	07/2011	BCLY	1,178	0	1,178
Sell		456,300	07/2011	CITI	0	(2)	(2)
Buy		4,698,244	07/2011	DUB	2,348	0	2,348
Buy		459,750	07/2011	GSC	116	0	116

See Accompanying Notes	Annual Report	March 31, 2011	47

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	THB	622,188	07/2011	HSBC	$257	$0	$257
Buy		2,305,989	07/2011	JPM	1,499	0	1,499
Sell		1,820,300	07/2011	JPM	151	0	151
Buy	TRY	16,156	07/2011	BCLY	251	0	251
Sell		118,090	07/2011	BCLY	0	(1,188)	(1,188)
Buy		8,208	07/2011	DUB	208	0	208
Buy		244,806	07/2011	GSC	834	0	834
Buy		48,392	07/2011	HSBC	1,049	0	1,049
Buy		304,365	07/2011	JPM	2,403	0	2,403
Sell		292,264	07/2011	JPM	0	(4,587)	(4,587)
Buy		13,084	07/2011	UBS	302	0	302
Buy	TWD	103,050	04/2011	BCLY	9	0	9
Sell		103,050	04/2011	BCLY	0	(3)	(3)
Buy		157,900	04/2011	DUB	56	0	56
Sell		157,900	04/2011	DUB	0	(13)	(13)
Buy		60,000	04/2011	GSC	5	0	5
Sell		60,000	04/2011	GSC	0	(5)	(5)
Buy		145,150	04/2011	HSBC	0	(62)	(62)
Sell		145,150	04/2011	HSBC	0	(12)	(12)
Buy		70,000	04/2011	JPM	6	0	6
Sell		70,000	04/2011	JPM	0	(7)	(7)
Buy		103,050	01/2012	BCLY	6	0	6
Buy		60,000	01/2012	GSC	7	0	7
Buy		70,000	01/2012	HSBC	8	0	8
Buy		70,000	01/2012	JPM	10	0	10
Buy	ZAR	49,384	04/2011	BCLY	88	0	88
Sell		2,263	04/2011	CITI	0	(6)	(6)
Buy		367,537	07/2011	BCLY	2,507	0	2,507
Sell		288,192	07/2011	BCLY	0	(1,993)	(1,993)
Buy		381,929	07/2011	CITI	1,155	0	1,155
Sell		196,090	07/2011	CITI	0	(878)	(878)
Buy		69,325	07/2011	DUB	677	0	677
Sell		653,699	07/2011	DUB	0	(5,776)	(5,776)
Buy		109,240	07/2011	HSBC	879	0	879
Buy		75,210	07/2011	JPM	733	0	733
Sell		209,295	07/2011	JPM	0	(1,577)	(1,577)
Sell		95,098	07/2011	MSC	0	(738)	(738)
Sell		102,544	07/2011	RBS	0	(800)	(800)
Sell		21,356	07/2011	UBS	0	(105)	(105)

					$88,610	$(47,085)	$41,525

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$8,006	$0	$8,006
Bermuda
Corporate Bonds & Notes	0	193	0	193
Brazil
Corporate Bonds & Notes	0	27,796	22,561	50,357
Sovereign Issues	0	787,302	0	787,302
Canada
Corporate Bonds & Notes	0	1,224	0	1,224
Cayman Islands
Asset-Backed Securities	0	0	7,945	7,945
Corporate Bonds & Notes	0	633	0	633
Chile
Corporate Bonds & Notes	0	18,073	0	18,073
Sovereign Issues	0	7,601	0	7,601
China
Corporate Bonds & Notes	0	1,961	0	1,961
Colombia
Corporate Bonds & Notes	0	16,282	0	16,282
Sovereign Issues	0	265,484	0	265,484
Egypt
Bank Loan Obligations	0	11,656	0	11,656
Corporate Bonds & Notes	0	8,720	0	8,720
Sovereign Issues	0	1,673	0	1,673

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
El Salvador
Sovereign Issues	$0	$5,925	$0	$5,925
France
Corporate Bonds & Notes	0	28,769	0	28,769
Germany
Corporate Bonds &a; Notes	0	993	0	993
Guatemala
Sovereign Issues	0	6,946	0	6,946
Hungary
Sovereign Issues	0	73,125	0	73,125
India
Corporate Bonds & Notes	0	29,970	7,756	37,726
Indonesia
Corporate Bonds & Notes	0	23,521	0	23,521
Sovereign Issues	0	601,686	0	601,686
Ireland
Corporate Bonds & Notes	0	4,998	0	4,998
Italy
Corporate Bonds & Notes	0	10,137	0	10,137
Kazakhstan
Corporate Bonds & Notes	0	140,262	0	140,262
Luxembourg
Corporate Bonds & Notes	0	35,766	0	35,766

48	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Malaysia
Corporate Bonds & Notes	$0	$9,059	$0	$9,059
Sovereign Issues	0	66,149	0	66,149
Mexico
Corporate Bonds & Notes	0	29,037	0	29,037
Sovereign Issues	0	750,028	0	750,028
Netherlands
Corporate Bonds & Notes	0	62,698	0	62,698
Panama
Sovereign Issues	0	7,882	0	7,882
Peru
Sovereign Issues	0	105,940	0	105,940
Philippines
Corporate Bonds & Notes	0	5,547	0	5,547
Sovereign Issues	0	22,784	0	22,784
Poland
Sovereign Issues	0	737,581	0	737,581
Qatar
Corporate Bonds & Notes	0	70,768	0	70,768
Sovereign Issues	0	3,440	0	3,440
Russia
Corporate Bonds & Notes	0	399,551	0	399,551
Sovereign Issues	0	7,198	0	7,198
South Africa
Sovereign Issues	0	740,069	0	740,069
South Korea
Corporate Bonds & Notes	0	13,670	0	13,670
Sovereign Issues	0	89,656	0	89,656
Thailand
Sovereign Issues	0	238,824	0	238,824
Tunisia
Sovereign Issues	0	53,901	0	53,901
Turkey
Sovereign Issues	0	428,359	0	428,359
United Arab Emirates
Sovereign Issues	0	21,754	0	21,754

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
United Kingdom
Corporate Bonds & Notes	$0	$39,193	$0	$39,193
United States
Asset-Backed Securities	0	2,689	0	2,689
Bank Loan Obligations	0	6,858	18,304	25,162
Corporate Bonds & Notes	0	168,750	0	168,750
Mortgage-Backed Securities	0	5,594	0	5,594
Virgin Islands (British)
Corporate Bonds & Notes	0	1,034	0	1,034
Short-Term Instruments
Certificates of Deposit	0	252,045	0	252,045
Commercial Paper	0	5,798	0	5,798
Repurchase Agreements	0	17,000	0	17,000
Short-Term Notes	0	74,037	0	74,037
Egypt Treasury Bills	0	4,176	0	4,176
Indonesia Treasury Bills	0	9,863	0	9,863
Turkey Treasury Bills	0	5,696	0	5,696
U.S. Treasury Bills	0	9,828	0	9,828
PIMCO Short-Term Floating NAV Portfolio	182,871	0	0	182,871
	$182,871	$6,585,158	$56,566	$6,824,595

Financial Derivative Instruments (7) - Assets
Credit Contracts	16	18,580	0	18,596
Foreign Exchange Contracts	0	88,610	0	88,610
Interest Rate Contracts	0	36,163	27	36,190
	$16	$143,353	$27	$143,396

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(173)	0	(173)
Foreign Exchange Contracts	0	(47,459)	0	(47,459)
Interest Rate Contracts	0	(30,263)	0	(30,263)
	$0	$(77,895)	$0	$(77,895)

Totals	$182,887	$6,650,616	$56,593	$6,890,096

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$4,081	$17,817	$0	$(179)	$0	$842	$0	$0	$22,561	$842
Cayman Islands
Asset-Backed Securities	0	7,812	0	7	0	126	0	0	7,945	126
India
Corporate Bonds & Notes	0	7,800	0	0	0	(44)	0	0	7,756	(44)
Mexico
Corporate Bonds & Notes	1,659	0	0	113	0	(1,163)	0	(609)	0	0
Russia
Corporate Bonds & Notes	1,874	0	(1,900)	(2)	0	28	0	0	0	0
United States
Bank Loan Obligations	5,074	18,450	(1,662)	0	0	(116)	0	(3,442)	18,304	(147)

	$12,688	$51,879	$(3,562)	$(61)	$0	$(327)	$0	$(4,051)	$56,566	$777

Financial Derivative Instruments (7) - Assets
Credit Contracts	8,658	0	0	0	0	9,348	0	(18,006)	0	0
Interest Rate Contracts	0	0	0	0	0	27	0	0	27	27

	$8,658	$0	$0	$0	$0	$9,375	$0	$(18,006)	$27	$27

Totals	$21,346	$51,879	$(3,562)	$(61)	$0	$9,048	$0	$(22,057)	$56,593	$804

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2011	49

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

March 31, 2011

(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$88,610	$0	$88,610
Unrealized appreciation on swap agreements	0	18,596	0	0	36,190	54,786

	$0	$18,596	$0	$88,610	$36,190	$143,396

Liabilities:
Written options outstanding	$0	$0	$0	$374	$0	$374
Unrealized depreciation on foreign currency contracts	0	0	0	47,085	0	47,085
Unrealized depreciation on swap agreements	0	173	0	0	30,263	30,436

	$0	$173	$0	$47,459	$30,263	$77,895

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(254)	$0	$(254)
Net realized gain on futures contracts, written options and swaps	0	474	0	278	21,335	22,087
Net realized gain on foreign currency transactions	0	0	0	35,559	0	35,559

	$0	$474	$0	$35,583	$21,335	$57,392

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$106	$0	$106
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	9,739	0	492	(19,264)	(9,033)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	22,043	0	22,043

	$0	$9,739	$0	$22,641	$(19,264)	$13,116

(1)	See note 5 in the Notes to Financial Statements for additional information.

(k)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$21,150	$(20,620)	$530
BNP	9	40	49
BOA	(4,628)	4,938	310
CITI	14,840	(13,670)	1,170
CSFB	1,106	(1,160)	(54)
DUB	10,667	(10,290)	377
GSC	10,103	(8,250)	1,853
HSBC	4,240	(3,900)	340
JPM	16,427	(14,940)	1,487
MLP	3,693	(3,280)	413
MSC	(2,117)	2,700	583
RBC	4	0	4
RBS	919	(310)	609
SOG	(103)	0	(103)
UBS	1,867	(1,960)	(93)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

50	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets and Infrastructure Bond Fund

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BARBADOS 1.5%

CORPORATE BONDS & NOTES 1.5%

Columbus International, Inc.
11.500% due 11/20/2014		$4,400	$5,093

Total Barbados (Cost $4,815)			5,093

BERMUDA 4.4%

CORPORATE BONDS & NOTES 4.4%

Digicel Ltd.
8.250% due 09/01/2017		$6,500	6,922

Noble Group Ltd.
6.625% due 08/05/2020		2,000	2,066
6.750% due 01/29/2020		3,700	3,971

Qtel International Finance Ltd.
3.375% due 10/14/2016		100	97
7.875% due 06/10/2019		2,000	2,347

Total Bermuda (Cost $15,077)			15,403

BRAZIL 16.4%

CORPORATE BONDS & NOTES 16.4%

Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	800	1,124
8.500% due 10/29/2049		$6,800	7,828

Banco Santander Brasil S.A.
4.250% due 01/14/2016		300	301
4.500% due 04/06/2015		1,600	1,634

Banco Votorantim S.A.
5.250% due 02/11/2016		1,700	1,755
7.375% due 01/21/2020		4,000	4,220

BR Malls International Finance Ltd.
8.500% due 01/29/2049		1,400	1,470

BR Properties S.A.
9.000% due 10/29/2049		4,400	4,372

Braskem Finance Ltd.
7.000% due 05/07/2020		1,500	1,635

CCL Finance Ltd.
9.500% due 08/15/2014		2,800	3,255

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		1,000	1,170

Cia de Saneamento Basico do Estado de Sao Paulo
6.250% due 12/16/2020		800	826

Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	2,311	1,937

CSN Islands VIII Corp.
9.750% due 12/16/2013		$2,500	2,931

CSN Islands XI Corp.
6.875% due 09/21/2019		1,900	2,118

CSN Resources S.A.
6.500% due 07/21/2020		4,000	4,280

Embraer Overseas Ltd.
6.375% due 01/15/2020		1,400	1,512

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		2,600	2,698
7.500% due 05/04/2020		1,556	1,696

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,695

Marfrig Overseas Ltd.
9.500% due 05/04/2020		4,100	4,295

Odebrecht Finance Ltd.
7.000% due 04/21/2020		600	659

Petrobras International Finance Co.
6.875% due 01/20/2040		2,500	2,630
8.375% due 12/10/2018		200	242

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telemar Norte Leste S.A.
5.500% due 10/23/2020	$1,524	$1,505

Total Brazil (Cost $56,675)		57,788

CANADA 2.2%

CORPORATE BONDS & NOTES 2.2%

Harvest Operations Corp.
6.875% due 10/01/2017	$100	105

Sino-Forest Corp.
9.125% due 08/17/2011	2,060	2,091
10.250% due 07/28/2014	5,000	5,562

Total Canada (Cost $7,692)		7,758

CAYMAN ISLANDS 10.0%

CORPORATE BONDS & NOTES 10.0%

Agile Property Holdings Ltd.
8.875% due 04/28/2017	$600	589
10.000% due 11/14/2016	2,900	3,016

CFG Investment SAC
9.250% due 12/19/2013	4,900	5,170

Country Garden Holdings Co.
11.125% due 02/23/2018	1,000	1,020

Dar Al-Arkan International Sukuk Co.
10.750% due 02/18/2015	3,000	2,957

DP World Sukuk Ltd.
6.250% due 07/02/2017	3,750	3,722
6.250% due 07/02/2017	4,400	4,389

Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	2,870	3,442

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018	2,447	1,919
0.000% due 11/30/2025	90	48

Longfor Properties Co. Ltd.
9.500% due 04/07/2016 (a)	1,700	1,700

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021	3,000	3,176

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018	2,057	1,688

UOB Cayman Ltd.
5.796% due 12/29/2049	2,200	2,250

Total Cayman Islands (Cost $34,801)		35,086

CHILE 1.6%

CORPORATE BONDS & NOTES 1.6%

Banco Santander Chile
3.750% due 09/22/2015	$1,200	1,197

Colbun S.A.
6.000% due 01/21/2020	2,800	2,877

E.CL S.A.
5.625% due 01/15/2021	1,500	1,506

Total Chile (Cost $5,565)		5,580

CHINA 0.8%

CORPORATE BONDS & NOTES 0.8%

Parkson Retail Group Ltd.
7.875% due 11/14/2011	$2,600	2,684

Total China (Cost $2,666)		2,684

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 3.3%

CORPORATE BONDS & NOTES 3.3%

BanColombia S.A.
6.125% due 07/26/2020	$1,900	$1,909

Ecopetrol S.A.
7.625% due 07/23/2019	2,635	3,050

TGI International Ltd.
9.500% due 10/03/2017	6,005	6,756

Total Colombia (Cost $11,564)		11,715

DOMINICAN REPUBLIC 2.4%

CORPORATE BONDS & NOTES 2.4%

AES Andres Dominicana
9.500% due 11/12/2020	$5,700	6,099

EGE Haina Finance Co.
9.500% due 04/26/2017	2,300	2,450

Total Dominican Republic (Cost $8,121)		8,549

EGYPT 0.8%

BANK LOAN OBLIGATIONS 0.2%

Petroleum Export Ltd.
3.309% due 12/07/2012	$623	622

CORPORATE BONDS & NOTES 0.6%

Nile Finance Ltd.
5.250% due 08/05/2015	1,800	1,737

Petroleum Export Ltd.
5.265% due 06/15/2011	297	297

Petroleum Export II Ltd.
6.340% due 06/20/2011	38	38

		2,072

Total Egypt (Cost $2,774)		2,694

EL SALVADOR 1.0%

CORPORATE BONDS & NOTES 1.0%

AES El Salvador Trust
6.750% due 02/01/2016	$3,450	3,411

Total El Salvador (Cost $3,227)		3,411

HONG KONG 1.0%

CORPORATE BONDS & NOTES 1.0%

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	$2,600	2,673

China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	800	775

Total Hong Kong (Cost $3,525)		3,448

INDIA 1.0%

CORPORATE BONDS & NOTES 1.0%

Bank of India
4.750% due 09/30/2015	$1,000	1,017

ICICI Bank Ltd.
5.750% due 11/16/2020	2,000	1,975

Tata Power Co. Ltd.
8.500% due 08/19/2017	550	620

Total India (Cost $3,554)		3,612

See Accompanying Notes	Annual Report	March 31, 2011	51

Schedule of Investments PIMCO Emerging Markets and Infrastructure Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDONESIA 9.5%

CORPORATE BONDS & NOTES 9.5%

Adaro Indonesia PT
7.625% due 10/22/2019	$2,650	$2,942

Indo Integrated Energy II BV
9.750% due 11/05/2016	6,320	7,189

Indosat Palapa Co. BV
7.375% due 07/29/2020	2,600	2,870

Listrindo Capital BV
9.250% due 01/29/2015	9,050	10,020

Majapahit Holding BV
8.000% due 08/07/2019	3,500	3,990

Sigma Capital Pte. Ltd.
9.000% due 04/30/2015	6,095	6,589

Total Indonesia (Cost $33,321)		33,600

IRELAND 1.8%

CORPORATE BONDS & NOTES 1.8%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,975	2,114

Novatek Finance Ltd.
5.326% due 02/03/2016	1,000	1,032

RZD Capital Ltd.
5.739% due 04/03/2017	2,300	2,406

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	312
7.748% due 02/02/2021	300	316

Total Ireland (Cost $5,994)		6,180

ISRAEL 2.5%

CORPORATE BONDS & NOTES 2.5%

Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$7,400	7,866
9.375% due 01/28/2020	700	844

Total Israel (Cost $9,066)		8,710

KAZAKHSTAN 1.1%

CORPORATE BONDS & NOTES 1.1%

KazMunayGas National Co.
7.000% due 05/05/2020	$1,300	1,407
8.375% due 07/02/2013	2,200	2,450

Total Kazakhstan (Cost $3,722)		3,857

LUXEMBOURG 2.4%

CORPORATE BONDS & NOTES 2.4%

Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	$8,000	8,180

Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	300	334

Total Luxembourg (Cost $8,334)		8,514

MEXICO 5.5%

CORPORATE BONDS & NOTES 5.5%

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	$1,200	1,217

BBVA Bancomer S.A.
4.500% due 03/10/2016	700	704
6.500% due 03/10/2021	5,400	5,357

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cemex S.A.B. de C.V.
5.301% due 09/30/2015 (a)		$1,200	$1,196
9.000% due 01/11/2018		2,400	2,529

Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,210	1,346
9.250% due 06/30/2020		700	782

Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		2,400	2,700

Hipotecaria Su Casita S.A. de C.V.
6.180% due 06/25/2012	MXN	12,220	311
6.420% due 03/26/2012		28,780	740

Urbi Desarrollos Urbanos, S.A.B. de C.V.
9.500% due 01/21/2020		$2,300	2,588

Total Mexico (Cost $20,956)			19,470

NETHERLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

Listrindo Capital BV
9.250% due 01/29/2015		$1,700	1,882

Total Netherlands (Cost $1,893)			1,882

PANAMA 0.2%

CORPORATE BONDS & NOTES 0.2%

AES El Salvador Trust
6.750% due 02/01/2016		$700	693

Total Panama (Cost $661)			693

PERU 0.1%

CORPORATE BONDS & NOTES 0.1%

BBVA Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$500	471

Total Peru (Cost $496)			471

PHILIPPINES 0.3%

CORPORATE BONDS & NOTES 0.3%

Energy Development Corp.
6.500% due 01/20/2021		$1,000	1,016

Total Philippines (Cost $1,005)			1,016

RUSSIA 15.7%

CORPORATE BONDS & NOTES 15.7%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	107
8.700% due 08/07/2018		700	869

ALROSA Finance S.A.
7.750% due 11/03/2020		800	859
8.875% due 11/17/2014		7,565	8,701

Gazprom International S.A.
7.201% due 02/01/2020		1,553	1,696

Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		500	603

Gazprom Via Gaz Capital S.A.
9.250% due 04/23/2019		3,700	4,620

Lukoil International Finance BV
6.125% due 11/09/2020		3,350	3,434

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		4,000	4,372
9.000% due 06/11/2014		200	231

Sberbank Via SB Capital S.A.
5.400% due 03/24/2017		4,400	4,505

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TNK-BP Finance S.A.
7.875% due 03/13/2018	$5,790	$6,658

Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	3,200	3,552

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017	3,000	3,060
6.902% due 07/09/2020	4,650	5,016

VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018	6,520	7,115

Total Russia (Cost $53,545)		55,398

SINGAPORE 1.8%

CORPORATE BONDS & NOTES 1.8%

STATS ChipPAC Ltd.
5.375% due 03/31/2016	$3,000	3,019
7.500% due 08/12/2015	2,000	2,190

Yanlord Land Group Ltd.
10.625% due 03/29/2018	1,000	1,009

Total Singapore (Cost $6,114)		6,218

SOUTH KOREA 0.7%

CORPORATE BONDS & NOTES 0.7%

Woori Bank
4.750% due 01/20/2016	$2,300	2,371

Total South Korea (Cost $2,387)		2,371

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%

Dolphin Energy Ltd.
5.888% due 06/15/2019	$1,477	1,579

Total United Arab Emirates (Cost $1,540)		1,579

UNITED STATES 1.4%

BANK LOAN OBLIGATIONS 0.5%

First Data Corp.
3.002% due 09/24/2014	$1,134	1,088

Urbi Desarrollos Urbanos S.A.B de C.V.
3.309% due 12/13/2011	800	794

		1,882

CORPORATE BONDS & NOTES 0.9%

American Airlines Pass-Through Trust
7.000% due 01/31/2018	200	194

Gerdau Holdings, Inc.
7.000% due 01/20/2020	2,650	2,948

		3,142

Total United States (Cost $4,951)		5,024

VENEZUELA 0.4%

CORPORATE BONDS & NOTES 0.4%

Corp. Andina de Fomento
8.125% due 06/04/2019	$1,140	1,373

Total Venezuela (Cost $1,329)		1,373

VIRGIN ISLANDS (BRITISH) 4.3%

CORPORATE BONDS & NOTES 4.3%

Gerdau Trade, Inc.
5.750% due 01/30/2021	$4,300	4,375

52	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$1,100	$1,056

Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		8,350	9,603

Total Virgin Islands (British) (Cost $14,856)			15,034

SHORT-TERM INSTRUMENTS 2.4%

CERTIFICATES OF DEPOSIT 0.5%

Itau Unibanco S.A.
0.000% due 06/27/2011	EUR	1,250	1,764

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.010% due 04/01/2011		$2,344	2,344

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $2,395. Repurchase proceeds are $2,344.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
0.151% due 05/12/2011 - 09/15/2011 (b)(d)(f)	$1,000	$999

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.9%
	333,686	3,343

Total Short-Term Instruments (Cost $8,442)		8,450

Total Investments 97.4% (Cost $338,668)		$342,661

Written Options (h) (0.1%) (Premiums $339)		(384)

Other Assets and Liabilities (Net) 2.7%		9,665

Net Assets 100.0%		$351,942

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $589 has been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $1,262 at a weighted average interest rate of 0.170%. On March 31, 2011, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $410 has been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2012	22	$4
90-Day Eurodollar September Futures	Long	09/2012	154	241

				$245

(g)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Saudi Arabia Government International Bond	HSBC	(1.000%	)	03/20/2016	1.078%	$	3,000	$10	$34	$(24)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.425%	$	2,000	$6	$0	$6
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.475%		1,800	10	(5)	15
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.296%		2,000	11	3	8
Emirate of Abu Dhabi	CSFB	1.000%	06/20/2015	0.961%		1,600	3	(4)	7
National Bank of Abu Dhabi PJSC	HSBC	1.000%	12/20/2012	0.991%		2,500	1	0	1
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	0.493%		600	2	(2)	4
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	0.493%		200	0	(1)	1
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.285%		200	(2)	(6)	4
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.493%		2,000	5	(8)	13
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.776%		200	1	(1)	2
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%		2,300	(27)	(79)	52
South Africa Government International Bond	BCLY	1.000%	06/20/2015	1.022%		3,200	(2)	(38)	36
South Korea Government Bond	CITI	1.000%	06/20/2015	0.834%		1,600	12	17	(5)
TNK-BP Finance S.A.	HSBC	1.000%	12/20/2012	1.100%		1,800	(18)	(56)	38
Urbi Desarrollos Urbanos, S.A.B. de C.V.	DUB	5.000%	03/20/2016	6.000%		800	(29)	(32)	3

							$(27)	$(212)	$185

See Accompanying Notes	Annual Report	March 31, 2011	53

Schedule of Investments PIMCO Emerging Markets and Infrastructure Bond Fund (Cont.)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	31,600	$199	$37	$162
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		6,000	56	10	46
Pay	1-Year BRL-CDI	11.670%	01/02/2012	BCLY		2,400	43	23	20
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		18,000	319	143	176
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		40,800	43	0	43
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		17,000	141	0	141
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA	$	15,400	(195)	(29)	(166)

							$606	$184	$422

(h)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$115.000	05/20/2011	126	$96	$(26)
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/20/2011	126	93	(92)

				$189	$(118)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	18,200	$150	$(266)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	58	$34,500	$223
Sales	769	49,000	543
Closing Buys	(555)	(39,400)	(350)
Expirations	0	0	0
Exercised	(20)	(25,900)	(77)

Balance at 03/31/2011	252	$18,200	$339

(i)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	4,223	04/2011	BCLY	$0	$(98)	$(98)
Buy		4,223	04/2011	CITI	59	0	59
Sell		4,223	06/2011	CITI	0	(62)	(62)
Buy	CNY	12,420	06/2011	JPM	18	0	18
Buy		409	11/2011	BCLY	0	0	0
Buy		2,462	11/2011	CITI	2	0	2
Buy		1,005	11/2011	JPM	0	(1)	(1)
Buy		4,024	11/2011	MSC	3	0	3
Sell	EUR	1,239	04/2011	DUB	1	0	1
Sell		9,327	04/2011	UBS	0	(641)	(641)
Buy	INR	285,498	05/2011	BCLY	161	0	161
Buy		87,776	08/2011	BCLY	59	0	59

54	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	INR	299,182	08/2011	RBS	$0	$(97)	$(97)
Buy	KRW	1,932,064	05/2011	DUB	28	0	28
Sell		1,581,879	05/2011	DUB	0	(30)	(30)
Buy		3,570,280	05/2011	MSC	139	0	139
Buy	MXN	338	07/2011	CITI	1	0	1
Buy		528	07/2011	DUB	1	0	1
Buy		41,213	07/2011	HSBC	125	0	125
Buy		25,693	07/2011	UBS	52	0	52

					$649	$(929)	$(280)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Barbados
Corporate Bonds & Notes	$0	$5,093	$0	$5,093
Bermuda
Corporate Bonds & Notes	0	15,403	0	15,403
Brazil
Corporate Bonds & Notes	0	51,479	6,309	57,788
Canada
Corporate Bonds & Notes	0	7,758	0	7,758
Cayman Islands
Corporate Bonds & Notes	1,700	29,731	3,655	35,086
Chile
Corporate Bonds & Notes	0	5,580	0	5,580
China
Corporate Bonds & Notes	0	2,684	0	2,684
Colombia
Corporate Bonds & Notes	0	11,715	0	11,715
Dominican Republic
Corporate Bonds & Notes	0	8,549	0	8,549
Egypt
Bank Loan Obligations	0	622	0	622
Corporate Bonds & Notes	0	2,072	0	2,072
El Salvador
Corporate Bonds & Notes	0	3,411	0	3,411
Hong Kong
Corporate Bonds & Notes	0	3,448	0	3,448
India
Corporate Bonds & Notes	0	3,612	0	3,612
Indonesia
Corporate Bonds & Notes	0	33,600	0	33,600
Ireland
Corporate Bonds & Notes	0	6,180	0	6,180
Israel
Corporate Bonds & Notes	0	8,710	0	8,710
Kazakhstan
Corporate Bonds & Notes	0	3,857	0	3,857
Luxembourg
Corporate Bonds & Notes	0	8,514	0	8,514
Mexico
Corporate Bonds & Notes	0	19,470	0	19,470
Netherlands
Corporate Bonds & Notes	0	1,882	0	1,882
Panama
Corporate Bonds & Notes	0	693	0	693

Category and Subcategory (3)	Level 1(4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Peru
Corporate Bonds & Notes	$0	$471	$0	$471
Philippines
Corporate Bonds & Notes	0	1,016	0	1,016
Russia
Corporate Bonds & Notes	0	55,398	0	55,398
Singapore
Corporate Bonds & Notes	0	6,218	0	6,218
South Korea
Corporate Bonds & Notes	0	2,371	0	2,371
United Arab Emirates
Corporate Bonds & Notes	0	1,579	0	1,579
United States
Bank Loan Obligations	0	1,088	794	1,882
Corporate Bonds & Notes	0	2,948	194	3,142
Venezuela
Corporate Bonds & Notes	0	1,373	0	1,373
Virgin Islands (British)
Corporate Bonds & Notes	0	15,034	0	15,034
Short-Term Instruments
Certificates of Deposit	0	1,764	0	1,764
Repurchase Agreements	0	2,344	0	2,344
U.S. Treasury Bills	0	999	0	999
PIMCO Short-Term Floating NAV Portfolio	3,343	0	0	3,343
	$5,043	$326,666	$10,952	$342,661

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	148	42	190
Foreign Exchange Contracts	0	649	0	649
Interest Rate Contracts	245	588	0	833
	$245	$1,385	$42	$1,672

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(30)	0	(30)
Foreign Exchange Contracts	0	(929)	0	(929)
Interest Rate Contracts	0	(549)	0	(549)
	$0	$(1,508)	$0	$(1,508)

Totals	$5,288	$326,543	$10,994	$342,825

See Accompanying Notes	Annual Report	March 31, 2011	55

Schedule of Investments PIMCO Emerging Markets and Infrastructure Bond Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$1,582	$4,403	$0	$(74)	$0	$398	$0	$0	$6,309	$398
Cayman Islands
Corporate Bonds & Notes	2,116	1,204	(312)	93	66	488	0	0	3,655	(450)
Indonesia
Bank Loan Obligations	491	0	(500)	3	4	2	0	0	0	0
Mexico
Corporate Bonds & Notes	3,112	0	(1,104)	144	10	(1,422)	0	(740)	0	0
Russia
Corporate Bonds & Notes	671	0	(680)	(1)	0	10	0	0	0	0
United States
Bank Loan Obligations	0	800	0	0	0	(6)	0	0	794	(6)
Corporate Bonds & Notes	0	200	0	0	0	(6)	0	0	194	(6)

	$7,972	$6,607	$(2,596)	$165	$80	$(536)	$0	$(740)	$10,952	$(64)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$0	$0	$0	$0	$42	$0	$0	$42	$42

Totals	$7,972	$6,607	$(2,596)	$165	$80	$(494)	$0	$(740)	$10,994	$(22)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$9	$9
Unrealized appreciation on foreign currency contracts	0	0	0	649	0	649
Unrealized appreciation on swap agreements	0	190	0	0	588	778

	$0	$190	$0	$649	$597	$1,436

Liabilities:
Written options outstanding	$0	$0	$0	$0	$384	$384
Unrealized depreciation on foreign currency contracts	0	0	0	929	0	929
Unrealized depreciation on swap agreements	0	29	0	0	166	195

	$0	$29	$0	$929	$550	$1,508

56	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$203	$0	$0	$715	$918
Net realized (loss) on foreign currency transactions	0	0	0	(627)	0	(627)

	$0	$203	$0	$(627)	$715	$291

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$0	$169	$0	$0	$361	$530
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(391)	0	(391)

	$0	$169	$0	$(391)	$361	$139

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $245 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures(1)
BCLY	$174	$0	$174
BOA	(195)	0	(195)
CITI	14	0	14
CSFB	3	0	3
DUB	(13)	0	(13)
GSC	518	(520)	(2)
HSBC	159	0	159
JPM	78	0	78
MSC	116	(260)	(144)
RBS	(222)	0	(222)
UBS	(589)	590	1

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	57

Schedule of Investments PIMCO Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAHRAIN 0.5%

SOVEREIGN ISSUES 0.5%

Bahrain Government International Bond
5.500% due 03/31/2020		$16,500	$15,771

Total Bahrain (Cost $16,169)			15,771

BARBADOS 0.5%

CORPORATE BONDS & NOTES 0.5%

Columbus International, Inc.
11.500% due 11/20/2014		$16,000	18,520

Total Barbados (Cost $17,247)			18,520

BERMUDA 1.3%

CORPORATE BONDS & NOTES 1.3%

Noble Group Ltd.
4.875% due 08/05/2015		$2,000	2,074
6.625% due 08/05/2020		3,600	3,721
6.750% due 01/29/2020		22,800	24,476

Qtel International Finance Ltd.
3.375% due 10/14/2016		3,200	3,096
4.750% due 02/16/2021		7,300	6,834
7.875% due 06/10/2019		6,400	7,511

Total Bermuda (Cost $46,734)			47,712

BRAZIL 12.1%

CORPORATE BONDS & NOTES 7.3%

Banco do Brasil S.A.
4.500% due 01/22/2015		$25,400	26,581
4.500% due 01/20/2016	EUR	8,900	12,506
6.000% due 01/22/2020		$6,400	6,752
8.500% due 10/29/2049		3,000	3,454

Banco Santander Brasil S.A.
4.250% due 01/14/2016		12,500	12,531

Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	9,809
7.375% due 01/21/2020		2,400	2,532

Braskem Finance Ltd.
7.000% due 05/07/2020		7,200	7,838

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		18,620	20,947
7.750% due 11/30/2015		2,600	3,042

CSN Islands VIII Corp.
9.750% due 12/16/2013		600	705

CSN Islands IX Corp.
10.000% due 01/15/2015		1,850	2,241

CSN Islands XI Corp.
6.875% due 09/21/2019		7,700	8,586
6.875% due 09/21/2019 (f)		19,680	21,943

CSN Resources S.A.
6.500% due 07/21/2020		18,100	19,367

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		9,400	9,752
7.500% due 05/04/2020		14,268	15,552

GTL Trade Finance, Inc.
7.250% due 10/20/2017		6,300	7,119

Petrobras International Finance Co.
5.875% due 03/01/2018		2,100	2,233
7.875% due 03/15/2019		30,800	36,281
8.375% due 12/10/2018		2,000	2,419

Vale Overseas Ltd.
6.875% due 11/21/2036		16,450	17,545
6.875% due 11/10/2039		10,000	10,735
8.250% due 01/17/2034		1,755	2,144

			262,614

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.8%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	24,600	$33,451
6.369% due 06/16/2018		$4,900	5,353
6.500% due 06/10/2019		12,080	13,228

Brazil Government International Bond
5.625% due 01/07/2041		4,500	4,444
5.875% due 01/15/2019		200	222
8.250% due 01/20/2034		18,103	24,032
8.750% due 02/04/2025		17,175	23,272
8.875% due 04/15/2024		17,225	23,512

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	16,169	9,750
10.000% due 01/01/2017		64,494	35,037

			172,301

Total Brazil (Cost $398,596)			434,915

CANADA 0.3%

CORPORATE BONDS & NOTES 0.3%

Sino-Forest Corp.
6.250% due 10/21/2017		$9,700	9,481
10.250% due 07/28/2014		1,900	2,114

Total Canada (Cost $11,879)			11,595

CAYMAN ISLANDS 1.7%

CORPORATE BONDS & NOTES 1.7%

DP World Sukuk Ltd.
6.250% due 07/02/2017		$2,500	2,481

Enersis S.A.
7.375% due 01/15/2014		420	468

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		8,157	6,395

Interoceanica V Finance Ltd.
0.000% due 05/15/2030		7,400	2,187

IPIC GMTN Ltd.
3.125% due 11/15/2015		4,100	4,006
5.000% due 11/15/2020		17,450	16,991

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		19,300	20,434

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,680	3,017

QNB Finance Ltd.
3.125% due 11/16/2015		5,600	5,487

Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,100	1,226

Total Cayman Islands (Cost $61,910)			62,692

CHILE 1.9%

CORPORATE BONDS & NOTES 1.9%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,101

Banco Santander Chile
1.553% due 04/20/2012		11,700	11,700
3.750% due 09/22/2015 (f)		17,300	17,265
5.375% due 12/09/2014		3,000	3,109

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,176
7.250% due 07/29/2019		13,400	15,479

Codelco, Inc.
7.500% due 01/15/2019		1,000	1,211

Colbun S.A.
6.000% due 01/21/2020		3,700	3,802

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

E.CL S.A.
5.625% due 01/15/2021		$10,600	$10,643

			66,486

SOVEREIGN ISSUES 0.0%

Chile Government International Bond
5.500% due 01/15/2013		100	108

Total Chile (Cost $64,561)			66,594

COLOMBIA 5.1%

CORPORATE BONDS & NOTES 0.9%

BanColombia S.A.
6.125% due 07/26/2020		$2,300	2,312

Ecopetrol S.A.
7.625% due 07/23/2019		25,540	29,563

TGI International Ltd.
9.500% due 10/03/2017		100	112

			31,987

SOVEREIGN ISSUES 4.2%

Colombia Government International Bond
2.117% due 11/16/2015		17,800	18,423
6.125% due 01/18/2041		2,500	2,563
7.375% due 01/27/2017		60,775	72,018
7.375% due 03/18/2019		17,800	21,449
7.375% due 09/18/2037		9,405	11,215
8.125% due 05/21/2024		3,900	4,959
9.850% due 06/28/2027	COP	600,000	388
11.750% due 02/25/2020		$3,047	4,598
12.000% due 10/22/2015	COP	25,375,000	17,363

			152,976

Total Colombia (Cost $169,802)			184,963

EGYPT 0.3%

BANK LOAN OBLIGATIONS 0.2%

Petroleum Export Ltd.
3.309% due 12/07/2012		$6,699	6,683

CORPORATE BONDS & NOTES 0.1%

Petroleum Export Ltd.
5.265% due 06/15/2011		761	760

Petroleum Export II Ltd.
6.340% due 06/20/2011		4,228	4,217

			4,977

Total Egypt (Cost $11,683)			11,660

EL SALVADOR 0.3%

CORPORATE BONDS & NOTES 0.3%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	10,145

Total El Salvador (Cost $10,172)			10,145

GUATEMALA 0.2%

SOVEREIGN ISSUES 0.2%

Guatemala Government Bond
9.250% due 08/01/2013		$2,000	2,270
10.250% due 11/08/2011		3,071	3,228

Total Guatemala (Cost $5,310)			5,498

58	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HONG KONG 0.0%

CORPORATE BONDS & NOTES 0.0%

China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	$900	$873

Total Hong Kong (Cost $883)		873

INDIA 1.5%

CORPORATE BONDS & NOTES 1.5%

Bank of India
4.750% due 09/30/2015	$1,900	1,932

ICICI Bank Ltd.
5.750% due 11/16/2020	14,050	13,938

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	10,200	10,564

NTPC Ltd.
5.875% due 03/02/2016	1,900	2,035

State Bank of India
4.500% due 07/27/2015	26,500	27,034

Total India (Cost $54,894)		55,503

INDONESIA 7.6%

CORPORATE BONDS & NOTES 2.0%

Adaro Indonesia PT
7.625% due 10/22/2019	$6,200	6,882

Indosat Palapa Co. BV
7.375% due 07/29/2020	12,300	13,577

Listrindo Capital BV
9.250% due 01/29/2015	1,000	1,107

Majapahit Holding BV
7.250% due 06/28/2017	4,000	4,393
7.750% due 10/17/2016	16,760	18,907
7.750% due 01/20/2020	16,400	18,532
8.000% due 08/07/2019	1,600	1,824

Sigma Capital Pte. Ltd.
9.000% due 04/30/2015	5,700	6,162

		71,384

SOVEREIGN ISSUES 5.6%

Indonesia Government International Bond
5.875% due 03/13/2020	41,500	44,457
6.625% due 02/17/2037	2,890	3,121
6.750% due 03/10/2014	10,200	11,271
6.875% due 03/09/2017	27,710	31,579
6.875% due 01/17/2018	14,600	16,608
7.500% due 01/15/2016	100	116
7.750% due 01/17/2038	5,275	6,343
8.500% due 10/12/2035	3,400	4,394
10.375% due 05/04/2014	17,000	20,761
11.625% due 03/04/2019	45,180	65,059

		203,709

Total Indonesia (Cost $258,614)		275,093

IRELAND 1.2%

CORPORATE BONDS & NOTES 1.2%

Novatek Finance Ltd.
6.604% due 02/03/2021	$15,900	16,755

RZD Capital Ltd.
5.739% due 04/03/2017	16,600	17,363

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	4,300	4,472
7.748% due 02/02/2021	4,000	4,220

Total Ireland (Cost $41,150)		42,810

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL 0.2%

CORPORATE BONDS & NOTES 0.2%

Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$5,500	$5,846

Total Israel (Cost $5,987)		5,846

KAZAKHSTAN 3.3%

CORPORATE BONDS & NOTES 3.3%

Intergas Finance BV
6.375% due 05/14/2017	$7,425	7,908

KazMunayGas National Co.
6.375% due 04/09/2021	15,800	16,432
7.000% due 05/05/2020	27,200	29,444
8.375% due 07/02/2013	600	668
9.125% due 07/02/2018	18,700	22,639
11.750% due 01/23/2015	19,800	24,800

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	16,466	17,453

Total Kazakhstan (Cost $115,117)		119,344

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%

Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	$7,450	7,618

Total Luxembourg (Cost $7,579)		7,618

MALAYSIA 0.7%

CORPORATE BONDS & NOTES 0.7%

Petroliam Nasional Bhd.
7.625% due 10/15/2026	$14,550	18,855
7.750% due 08/15/2015	1,690	2,020

Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	3,832

Total Malaysia (Cost $22,457)		24,707

MEXICO 9.9%

CORPORATE BONDS & NOTES 7.0%

BBVA Bancomer S.A.
4.500% due 03/10/2016	$6,900	6,940
6.500% due 03/10/2021	9,800	9,722
7.250% due 04/22/2020	8,800	8,897
7.250% due 04/22/2020 (f)	1,400	1,417

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,950	4,613

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	783

Cemex Finance LLC
9.500% due 12/14/2016	7,250	7,848

Cemex S.A.B. de C.V.
5.301% due 09/30/2015 (b)	6,650	6,630

Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014	19,000	21,138
9.250% due 06/30/2020	6,700	7,487

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015	7,400	7,659
9.500% due 12/11/2019	12,300	13,838

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016	1,775	754

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014	1,000	1,045

Pemex Project Funding Master Trust
5.750% due 03/01/2018	13,470	14,306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 06/15/2035		$19,875	$20,022
6.625% due 06/15/2038		200	200

Petroleos Mexicanos
4.875% due 03/15/2015		27,034	28,926
6.000% due 03/05/2020		500	533
8.000% due 05/03/2019		62,300	75,134

Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	849

Urbi Desarrollos Urbanos, S.A.B. de C.V.
9.500% due 01/21/2020		$10,450	11,756

			250,497

SOVEREIGN ISSUES 2.9%

Mexico Government International Bond
4.250% due 07/14/2017	EUR	8,700	12,354
5.500% due 02/17/2020		4,900	7,413
5.750% due 10/12/2110		$7,000	6,342
6.050% due 01/11/2040		5,100	5,279
6.750% due 09/27/2034		31,384	35,558
7.500% due 04/08/2033		24,094	29,624
7.750% due 12/14/2017	MXN	88,992	7,741
8.300% due 08/15/2031		$900	1,204

			105,515

Total Mexico (Cost $322,138)			356,012

NETHERLANDS 0.9%

CORPORATE BONDS & NOTES 0.9%

Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$8,700	9,112

Waha Aerospace BV
3.925% due 07/28/2020		24,320	24,381

Total Netherlands (Cost $33,131)			33,493

PANAMA 3.3%

CORPORATE BONDS & NOTES 0.3%

AES Panama S.A.
6.350% due 12/21/2016		$9,030	9,619

SOVEREIGN ISSUES 3.0%

Panama Government International Bond
7.125% due 01/29/2026		32,425	38,634
7.250% due 03/15/2015		54,307	63,404
9.375% due 07/23/2012		310	346
9.375% due 04/01/2029		4,172	5,903

			108,287

Total Panama (Cost $107,123)			117,906

PERU 1.9%

CORPORATE BONDS & NOTES 0.2%

BBVA Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$9,100	8,571

SOVEREIGN ISSUES 1.7%

Peru Government International Bond
7.350% due 07/21/2025		25,940	30,959
8.750% due 11/21/2033		21,429	28,876

			59,835

Total Peru (Cost $64,303)			68,406

See Accompanying Notes	Annual Report	March 31, 2011	59

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 1.3%

SOVEREIGN ISSUES 1.3%

Philippines Government International Bond
6.375% due 01/15/2032	$5,900	$6,247
6.375% due 10/23/2034	5,900	6,239
6.500% due 01/20/2020	2,700	3,068
7.750% due 01/14/2031	23,450	28,404
10.625% due 03/16/2025	2,900	4,317

Total Philippines (Cost $46,418)		48,275

POLAND 0.7%

SOVEREIGN ISSUES 0.7%

Poland Government International Bond
6.375% due 07/15/2019	$22,190	24,772

Total Poland (Cost $22,188)		24,772

QATAR 1.5%

CORPORATE BONDS & NOTES 1.5%

Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,403

Qatari Diar Finance QSC
3.500% due 07/21/2015	7,600	7,640
5.000% due 07/21/2020	11,500	11,393

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	20,784	21,668

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	4,000	4,296
5.832% due 09/30/2016	1,177	1,264
5.838% due 09/30/2027	895	900
6.332% due 09/30/2027	3,250	3,370
6.750% due 09/30/2019	500	564

Total Qatar (Cost $52,115)		52,498

RUSSIA 17.9%

CORPORATE BONDS & NOTES 10.3%

AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012	$9,700	10,208
7.700% due 08/07/2013	500	560
8.700% due 08/07/2018	22,000	27,308

ALROSA Finance S.A.
7.750% due 11/03/2020	10,600	11,416

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	12,718	13,855

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,100	6,147
10.500% due 03/25/2014	5,900	7,112

Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015	20,200	21,184
6.212% due 11/22/2016	18,440	20,212
6.510% due 03/07/2022	34,200	36,508
7.288% due 08/16/2037	675	732
8.146% due 04/11/2018	1,200	1,414
8.625% due 04/28/2034	700	867
9.250% due 04/23/2019	5,750	7,180

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.175% due 05/16/2013	6,500	7,085
9.000% due 06/11/2014	36,150	41,710

Sberbank Via SB Capital S.A.
5.400% due 03/24/2017	4,100	4,197
5.499% due 07/07/2015	24,900	26,238

TNK-BP Finance S.A.
6.125% due 03/20/2012	4,100	4,293
6.250% due 02/02/2015	3,750	4,046
6.625% due 03/20/2017	35,150	37,776

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.250% due 02/02/2020		$5,500	$6,078
7.500% due 03/13/2013		4,600	5,043
7.500% due 07/18/2016		20,650	23,231
7.875% due 03/13/2018		6,200	7,130

Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		800	888

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		11,000	11,220
6.800% due 11/22/2025		13,200	13,438
6.902% due 07/09/2020		1,600	1,726

VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		8,000	8,552
6.875% due 05/29/2018		2,100	2,292

			369,646

SOVEREIGN ISSUES 7.6%

Russia Government International Bond
7.500% due 03/31/2030		215,628	251,901
12.750% due 06/24/2028		13,275	23,281

			275,182

Total Russia (Cost $602,615)			644,828

SINGAPORE 0.0%

CORPORATE BONDS & NOTES 0.0%

Singapore Telecommunications Ltd.
7.375% due 12/01/2031		$400	513

STATS ChipPAC Ltd.
7.500% due 08/12/2015		800	876

Total Singapore (Cost $1,424)			1,389

SOUTH AFRICA 1.6%

CORPORATE BONDS & NOTES 0.2%

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020 (f)		$6,200	6,293
6.500% due 04/15/2040 (f)		1,300	1,305

			7,598

SOVEREIGN ISSUES 1.4%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	18,018
5.875% due 05/30/2022		$1,690	1,821
6.500% due 06/02/2014		7,530	8,453
6.875% due 05/27/2019		17,900	20,876

			49,168

Total South Africa (Cost $48,875)			56,766

SOUTH KOREA 2.0%

CORPORATE BONDS & NOTES 1.0%

Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$10,200	10,252
6.000% due 05/05/2015		800	859

Hyundai Motor Manufacturing Czech SRO
4.500% due 04/15/2015		2,400	2,462

Korea Electric Power Corp.
3.000% due 10/05/2015 (f)		6,800	6,643

Korea Exchange Bank
4.875% due 01/14/2016		3,500	3,660

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		8,400	8,183
6.250% due 06/17/2014		1,700	1,861

Shinhan Bank
4.375% due 09/15/2015		1,800	1,845

			35,765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.0%

Export-Import Bank of Korea
5.875% due 01/14/2015		$3,400	$3,726
8.125% due 01/21/2014		1,200	1,376

Korea Development Bank
0.592% due 11/22/2012		8,200	8,045
5.300% due 01/17/2013		2,200	2,323
8.000% due 01/23/2014		7,700	8,787

Korea Housing Finance Corp.
4.125% due 12/15/2015 (f)		12,550	12,826

			37,083

Total South Korea (Cost $72,240)			72,848

TRINIDAD AND TOBAGO 0.6%

CORPORATE BONDS & NOTES 0.6%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$12,736	12,978
9.750% due 08/14/2019		6,680	8,133

Total Trinidad And Tobago (Cost $19,979)			21,111

TUNISIA 0.3%

SOVEREIGN ISSUES 0.3%

Banque Centrale de Tunisie S.A.
4.500% due 06/22/2020	EUR	7,100	9,333
4.750% due 04/07/2011		450	639
8.250% due 09/19/2027		$1,680	1,957

Total Tunisia (Cost $10,628)			11,929

TURKEY 4.7%

SOVEREIGN ISSUES 4.7%

Turkey Government International Bond
5.625% due 03/30/2021		$6,800	6,970
6.750% due 04/03/2018		4,743	5,312
6.750% due 05/30/2040		36,000	37,530
6.875% due 03/17/2036		4,300	4,573
7.000% due 09/26/2016		5,200	5,915
7.000% due 03/11/2019		500	568
7.000% due 06/05/2020		33,000	37,455
7.250% due 03/15/2015		10,185	11,598
7.250% due 03/05/2038		1,000	1,109
7.375% due 02/05/2025		5,443	6,300
7.500% due 07/14/2017		2,600	3,029
7.500% due 11/07/2019		40,467	47,346

Total Turkey (Cost $165,296)			167,705

UNITED ARAB EMIRATES 0.5%

CORPORATE BONDS & NOTES 0.5%

Dolphin Energy Ltd.
5.888% due 06/15/2019		$9,690	10,364

DP World Ltd.
6.850% due 07/02/2037		8,000	7,383

Total United Arab Emirates (Cost $17,033)			17,747

UNITED KINGDOM 0.3%

CORPORATE BONDS & NOTES 0.3%

Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,601

HBOS PLC
6.750% due 05/21/2018		7,500	7,344

Total United Kingdom (Cost $9,520)			9,945

60	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 4.2%

ASSET-BACKED SECURITIES 0.0%

Morgan Stanley Mortgage Loan Trust
0.610% due 04/25/2037		$623	$306
5.726% due 10/25/2036		457	272
6.000% due 07/25/2047		284	216

			794

BANK LOAN OBLIGATIONS 0.8%

Indonesia Government International Bond
1.250% due 12/14/2019		4,237	3,920

Petroleum Export III Ltd.
3.810% due 04/08/2013		11,944	11,914

Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.309% due 12/13/2011		11,600	11,508

			27,342

CORPORATE BONDS & NOTES 2.5%

American International Group, Inc.
0.298% due 04/03/2012	JPY	1,340,000	15,916
0.413% due 10/18/2011 (f)		$10,000	9,957
4.950% due 03/20/2012		500	515
5.000% due 06/26/2017	EUR	700	968
5.750% due 03/15/2067	GBP	1,300	1,804
5.850% due 01/16/2018		$900	939
6.250% due 05/01/2036 (f)		3,200	3,183
8.175% due 05/15/2068		15,400	16,690
8.250% due 08/15/2018 (f)		1,700	1,992
8.625% due 05/22/2068	GBP	200	336

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$6,000	5,670

Citigroup Capital XXI
8.300% due 12/21/2077		8,960	9,363

Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,800	23,140

Pemex Project Funding Master Trust
0.910% due 12/03/2012		1,200	1,204

			91,677

MORTGAGE-BACKED SECURITIES 0.8%

Adjustable Rate Mortgage Trust
5.274% due 11/25/2035		583	480

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	2,331

Banc of America Funding Corp.
5.312% due 11/20/2035		558	414
5.888% due 04/25/2037		661	557

Bear Stearns Adjustable Rate Mortgage Trust
4.827% due 01/25/2035		76	71
5.675% due 02/25/2036		367	271

Chase Mortgage Finance Corp.
3.743% due 03/25/2037		538	445

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		1,399	1,351
2.737% due 03/25/2034		109	111
5.492% due 07/25/2046		430	316

Countrywide Alternative Loan Trust
0.420% due 01/25/2037		555	331
5.750% due 03/25/2037		500	371
6.250% due 11/25/2036		371	300

Countrywide Home Loan Mortgage Pass-Through Trust
4.980% due 02/25/2047		402	274
5.103% due 03/25/2037		396	236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.393% due 04/20/2036	$375	$295
5.783% due 09/25/2047	247	179

Credit Suisse First Boston Mortgage Securities Corp.
2.520% due 06/25/2033	1,083	1,056

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	465	304

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	538	386
6.172% due 06/25/2036	737	506

Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	363	370
5.239% due 10/25/2035	387	302
5.500% due 12/25/2035	694	476
5.869% due 10/25/2036	446	283
5.886% due 10/25/2036	446	284
6.300% due 07/25/2036	637	413

Harborview Mortgage Loan Trust
5.505% due 08/19/2036	205	166

Homebanc Mortgage Trust
5.753% due 04/25/2037	600	360

Indymac INDA Mortgage Loan Trust
5.640% due 08/25/2036	600	446

Indymac Index Mortgage Loan Trust
0.550% due 06/25/2037 (a)	341	138
5.148% due 10/25/2035	435	350
5.284% due 06/25/2036	565	480

JPMorgan Mortgage Trust
4.881% due 04/25/2035	296	283
5.356% due 08/25/2035	600	570
5.404% due 11/25/2035	489	464

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	630	669

Luminent Mortgage Trust
0.430% due 12/25/2036	322	205

MASTR Alternative Loans Trust
0.650% due 03/25/2036	221	70

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	629

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036	4,034	3,104

Merrill Lynch Mortgage-Backed Securities Trust
5.416% due 04/25/2037	461	339

Morgan Stanley Capital I
5.877% due 06/11/2049	400	426

Morgan Stanley Mortgage Loan Trust
3.632% due 06/25/2036	149	145

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	448	379

Residential Accredit Loans, Inc.
6.000% due 06/25/2036	111	76

Residential Asset Securitization Trust
0.650% due 01/25/2046 (a)	564	262

Sequoia Mortgage Trust
2.463% due 01/20/2047	223	181

Structured Adjustable Rate Mortgage Loan Trust
5.097% due 09/25/2036	600	355
5.157% due 05/25/2036	1,200	938
5.269% due 11/25/2035	396	266
6.000% due 10/25/2037 (a)	347	170

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	582	154

WaMu Mortgage Pass-Through Certificates
2.573% due 03/25/2034	381	382
4.868% due 12/25/2036	924	728

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.119% due 01/25/2037		$444	$349
5.270% due 04/25/2037		298	217
5.398% due 12/25/2036		283	224
5.548% due 05/25/2037		729	596
5.846% due 09/25/2036		455	362

			27,196

U.S. GOVERNMENT AGENCIES 0.0%

Federal Home Loan Bank
4.125% due 12/13/2019		100	104

Israel Government AID Bond
5.500% due 04/26/2024		100	113

			217

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
1.875% due 09/30/2017		4,700	4,441
2.625% due 07/31/2014 (g)		885	918

			5,359

Total United States (Cost $142,392)			152,585

URUGUAY 1.7%

SOVEREIGN ISSUES 1.7%

Uruguay Government International Bond
5.000% due 09/14/2018	UYU	69,984	4,322
6.875% due 01/19/2016	EUR	6,500	10,179
6.875% due 09/28/2025		$8,000	9,240
7.625% due 03/21/2036		4,100	4,920
7.875% due 01/15/2033		1,000	1,210
8.000% due 11/18/2022		22,497	28,122
9.250% due 05/17/2017		3,540	4,549

Total Uruguay (Cost $54,889)			62,542

VENEZUELA 3.5%

CORPORATE BONDS & NOTES 0.6%

Corp. Andina de Fomento
8.125% due 06/04/2019		$400	482

Petroleos de Venezuela S.A.
4.900% due 10/28/2014		8,300	6,142
5.000% due 10/28/2015		9,800	6,566
5.500% due 04/12/2037		2,800	1,285
8.500% due 11/02/2017		10,500	7,476

			21,951

SOVEREIGN ISSUES 2.9%

Venezuela Government International Bond
5.750% due 02/26/2016		1,600	1,192
6.000% due 12/09/2020		4,000	2,390
7.000% due 12/01/2018 (f)		5,000	3,462
7.000% due 03/31/2038		16,500	9,364
7.650% due 04/21/2025		20,025	12,265
7.750% due 10/13/2019		24,750	17,115
8.250% due 10/13/2024		38,550	25,019
9.000% due 05/07/2023		24,600	16,974
9.250% due 05/07/2028		20,725	14,145
12.750% due 08/23/2022		3,300	2,871

			104,797

Total Venezuela (Cost $123,868)			126,748

VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%

Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	4,180

Total Vietnam (Cost $4,337)			4,180

See Accompanying Notes	Annual Report	March 31, 2011	61

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 0.5%

CORPORATE BONDS & NOTES 0.5%

Gerdau Trade, Inc.
5.750% due 01/30/2021	$4,600	$4,681

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	14,300	13,735

Total Virgin Islands (British) (Cost $18,754)		18,416

SHORT-TERM INSTRUMENTS 3.7%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 04/01/2011	$5,133	5,133

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $5,240. Repurchase proceeds are $5,133.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
0.145% due 07/07/2011 - 09/15/2011 (c)(e)(g)	$10,280	$10,274

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 3.3%
	11,813,162	118,344

Total Short-Term Instruments (Cost $133,751)		133,751

Total Investments 100.0% (Cost $3,393,761)		$3,605,711

Written Options (i) (0.0%) (Premiums $383)		(302)

Other Assets and Liabilities (Net) (0.0%)		(293)

Net Assets 100.0%		$3,605,116

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $9,085 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $15,023 at a weighted average interest rate of 0.264%. On March 31, 2011, securities valued at $53,158 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $822 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Long	06/2011	274	$66

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.425%	$	15,700	$48	$0	$48
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.475%		16,900	92	(43)	135
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.346%		6,500	35	0	35
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.346%		8,000	44	0	44
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.346%		25,600	88	76	12
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.081%		2,800	(10)	(14)	4
Brazil Government International Bond	HSBC	1.000%	03/20/2021	1.511%		18,100	(749)	(846)	97
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.009%		300	0	(4)	4
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.446%		1,300	(43)	(49)	6
Brazil Government International Bond	RBS	1.000%	03/20/2012	0.410%		33,000	201	138	63
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.255%		3,875	(42)	0	(42)
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.296%		4,200	23	7	16
Colombia Government International Bond	CSFB	1.000%	09/20/2015	1.000%		6,500	2	(147)	149
Colombia Government International Bond	JPM	1.000%	09/20/2015	1.000%		27,600	8	(679)	687
Colombia Government International Bond	MSC	1.640%	08/20/2011	0.332%		6,200	43	0	43
Colombia Government International Bond	UBS	1.000%	09/20/2015	1.000%		8,000	3	(181)	184
Egypt Government International Bond	CITI	1.000%	03/20/2016	3.390%		1,000	(104)	(122)	18
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.390%		500	(51)	(61)	10
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.390%		2,050	(213)	(246)	33
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	0.898%		600	3	(15)	18
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	0.898%		800	4	(20)	24
Emirate of Abu Dhabi	DUB	1.000%	03/20/2016	1.067%		700	(2)	(5)	3
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	0.898%		800	4	(26)	30
Emirate of Abu Dhabi	HSBC	1.000%	03/20/2016	1.067%		1,200	(3)	(9)	6
Emirate of Abu Dhabi	JPM	1.000%	03/20/2016	1.067%		5,200	(15)	(2)	(13)
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	0.898%		300	1	(10)	11
Emirate of Abu Dhabi	UBS	1.000%	03/20/2016	1.067%		500	(1)	0	(1)
Gazprom Via Gazprom International S.A.	MSC	1.000%	03/20/2012	0.646%		7,500	28	0	28
Indonesia Government International Bond	BCLY	1.000%	03/20/2016	1.347%		28,200	(448)	(638)	190

62	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	BNP	1.000%	03/20/2016	1.347%	$	13,700	$(217)	$(336)	$119
Indonesia Government International Bond	BOA	1.000%	03/20/2016	1.347%		24,000	(381)	(497)	116
Indonesia Government International Bond	CITI	1.000%	03/20/2016	1.347%		40,100	(637)	(929)	292
Indonesia Government International Bond	CITI	2.290%	12/20/2016	1.484%		1,300	56	0	56
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.085%		10,400	(31)	(434)	403
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.347%		24,000	(381)	(555)	174
Indonesia Government International Bond	MSC	1.000%	03/20/2016	1.347%		29,000	(460)	(676)	216
Kazakhstan Government International Bond	JPM	1.000%	03/20/2016	1.367%		10,000	(169)	(289)	120
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.347%		8,800	30	18	12
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.890%		3,400	15	(52)	67
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.956%		13,000	28	(226)	254
Mexico Government International Bond	CITI	1.000%	03/20/2021	1.400%		1,100	(36)	(50)	14
Mexico Government International Bond	CSFB	1.000%	09/20/2015	0.956%		14,000	30	(271)	301
Mexico Government International Bond	HSBC	1.000%	03/20/2021	1.400%		8,000	(261)	(368)	107
Mexico Government International Bond	MSC	1.000%	03/20/2015	0.890%		1,700	8	(25)	33
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.956%		10,000	22	(193)	215
Mexico Government International Bond	UBS	1.000%	03/20/2015	0.890%		25,000	113	(298)	411
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.956%		1,000	2	(15)	17
Peru Government International Bond	BCLY	1.000%	09/20/2015	1.291%		5,000	(60)	(56)	(4)
Peru Government International Bond	MSC	1.220%	10/20/2011	0.454%		6,350	62	0	62
Peru Government International Bond	MSC	1.960%	10/20/2016	1.439%		3,000	106	0	106
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	0.493%		22,500	61	(99)	160
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.776%		3,400	13	(31)	44
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.285%		17,500	(207)	(605)	398
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.493%		7,500	21	(27)	48
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.285%		3,000	(36)	(86)	50
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.776%		4,100	15	(26)	41
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%		400	(5)	(14)	9
Philippines Government International Bond	BCLY	1.000%	03/20/2015	0.999%		20,000	7	(576)	583
Philippines Government International Bond	BCLY	1.000%	03/20/2016	1.254%		10,000	(116)	(159)	43
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.126%		10,500	(54)	(224)	170
Philippines Government International Bond	BNP	1.000%	03/20/2016	1.254%		10,000	(116)	(164)	48
Philippines Government International Bond	BOA	1.000%	03/20/2015	0.999%		7,000	3	(201)	204
Philippines Government International Bond	BOA	1.000%	03/20/2016	1.254%		13,000	(151)	(219)	68
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.540%		9,800	730	0	730
Philippines Government International Bond	DUB	1.000%	03/20/2015	0.999%		10,000	4	(301)	305
Philippines Government International Bond	DUB	1.000%	09/20/2015	1.126%		17,000	(87)	(417)	330
Philippines Government International Bond	DUB	1.000%	03/20/2016	1.254%		5,000	(58)	(63)	5
Philippines Government International Bond	GSC	1.000%	09/20/2015	1.126%		15,000	(76)	(382)	306
Philippines Government International Bond	HSBC	1.000%	09/20/2015	1.126%		7,800	(40)	(168)	128
Philippines Government International Bond	HSBC	1.000%	12/20/2015	1.193%		1,100	(9)	(21)	12
Philippines Government International Bond	JPM	1.000%	03/20/2015	0.999%		20,000	7	(612)	619
Philippines Government International Bond	JPM	1.000%	09/20/2015	1.126%		15,000	(76)	(375)	299
Philippines Government International Bond	JPM	1.000%	03/20/2016	1.254%		10,000	(116)	(159)	43
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.488%		6,200	349	0	349
Philippines Government International Bond	UBS	1.000%	03/20/2015	0.999%		28,000	9	(859)	868
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.085%		300	(2)	(3)	1
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.085%		300	(1)	(2)	1
Qatar Government International Bond	MLP	1.000%	03/20/2016	1.085%		5,500	(20)	0	(20)
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.969%		2,000	3	(28)	31
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.193%		6,900	131	0	131
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GSC	1.380%	10/20/2011	0.799%		5,000	48	0	48
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.193%		13,000	281	0	281
South Korea Government Bond	RBS	1.000%	12/20/2015	0.920%		1,000	3	1	2
Turkey Government International Bond	CITI	1.000%	12/20/2020	1.891%		25,000	(1,734)	(936)	(798)
Turkey Government International Bond	CSFB	1.000%	12/20/2020	1.891%		25,000	(1,734)	(915)	(819)
Turkey Government International Bond	UBS	1.000%	03/20/2015	1.372%		18,500	(256)	(623)	367
Urbi Desarrollos Urbanos, S.A.B. de C.V.	DUB	5.000%	03/20/2016	6.000%		3,200	(116)	(129)	13
Uruguay Government International Bond	DUB	1.050%	01/20/2012	0.942%		12,000	35	0	35

							$(6,505)	$(16,571)	$10,066

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	$	18,200	$2,198	$1,871	$327
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		14,000	1,692	1,442	250
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		17,300	2,091	2,180	(89)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		31,800	4,184	4,150	34
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		1,700	224	222	2
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		50,000	6,579	7,175	(596)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		7,700	1,013	1,001	12

						$17,981	$18,041	$(60)

See Accompanying Notes	Annual Report	March 31, 2011	63

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$381	$0	$381
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	42	5	37
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	642	76	566
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	1,875	239	1,636
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		637,200	(1,135)	(800)	(335)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		582,800	(309)	0	(309)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	2,283	557	1,726
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	2,612	730	1,882
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	1,959	609	1,350
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		127,000	357	(48)	405
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		205,600	675	7	668
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		166,400	582	36	546
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	RBS	$	18,100	219	577	(358)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		15,500	236	555	(319)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS		13,500	206	594	(388)
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	65,400	99	(5)	104
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		157,200	244	0	244
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		8,700	3	6	(3)

							$10,971	$3,138	$7,833

(i)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	325	$266	$(246)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$9,100	$117	$(56)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	70	$1,016,125	$7,620
Sales	3,373	678,100	4,375
Closing Buys	(2,384)	(1,118,100)	(7,840)
Expirations	0	(81,225)	(1,293)
Exercised	(734)	(485,800)	(2,479)

Balance at 03/31/2011	325	$9,100	$383

(j)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BRL	35,175	04/2011	BCLY	$0	$(812)	$(812)
Buy		53,288	04/2011	CITI	749	0	749
Buy		16,215	04/2011	UBS	510	0	510
Sell		34,328	04/2011	UBS	0	(1,026)	(1,026)
Sell		53,288	06/2011	CITI	0	(786)	(786)

64	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	81,312	04/2011	BCLY	$238	$0	$238
Buy		110,875	04/2011	CITI	381	0	381
Sell		104,498	04/2011	CITI	0	(28)	(28)
Sell		60,000	04/2011	HSBC	0	(18)	(18)
Sell		87,459	04/2011	JPM	0	(29)	(29)
Buy		59,770	04/2011	RBS	182	0	182
Buy		192,630	09/2011	BCLY	407	0	407
Buy		66,700	02/2012	CITI	20	0	20
Buy		43,000	02/2012	DUB	45	0	45
Buy		122,138	02/2012	JPM	227	0	227
Buy		37,798	02/2013	CITI	10	0	10
Buy		60,000	02/2013	HSBC	9	0	9
Buy		13,637	02/2013	JPM	1	0	1
Buy	COP	5,060,301	04/2011	BCLY	0	(7)	(7)
Buy		26,965,517	04/2011	CITI	32	0	32
Sell		32,025,818	04/2011	DUB	731	0	731
Sell		5,060,301	09/2011	BCLY	2	0	2
Sell		26,965,517	09/2011	CITI	0	(14)	(14)
Sell	EUR	17,499	04/2011	CITI	0	(1,175)	(1,175)
Sell		66,106	04/2011	MSC	0	(4,767)	(4,767)
Sell		33,053	04/2011	RBC	0	(2,453)	(2,453)
Sell	GBP	1,969	06/2011	BOA	5	0	5
Sell	INR	580,860	08/2011	CITI	0	(199)	(199)
Buy		314,900	08/2011	DUB	186	0	186
Sell		1,034,208	08/2011	GSC	0	(334)	(334)
Buy		812,600	08/2011	HSBC	426	0	426
Buy		270,505	08/2011	JPM	140	0	140
Buy		1,241,247	08/2011	RBS	569	0	569
Sell		216,537	08/2011	RBS	0	(70)	(70)
Sell	JPY	1,285,236	04/2011	RBS	0	(18)	(18)
Buy	KRW	3,168,300	05/2011	BCLY	63	0	63
Buy		30,899,300	05/2011	CITI	640	0	640
Sell		27,811,901	05/2011	DUB	0	(521)	(521)
Buy		2,553,047	05/2011	GSC	74	0	74
Buy		5,979,000	05/2011	HSBC	115	0	115
Buy		13,789,400	05/2011	JPM	390	0	390
Buy		11,989,000	05/2011	RBS	314	0	314
Buy	MXN	1,702	07/2011	CITI	3	0	3
Buy		470,555	07/2011	DUB	870	0	870
Buy	MYR	13,800	08/2011	BCLY	80	0	80
Buy		26,600	08/2011	CITI	141	0	141
Buy		7,718	08/2011	HSBC	35	0	35
Buy		4,500	08/2011	JPM	22	0	22
Buy	PHP	48,000	06/2011	BOA	0	(6)	(6)
Buy		762,430	06/2011	CITI	138	(36)	102
Sell		629,297	06/2011	CITI	9	0	9
Buy		174,133	06/2011	DUB	45	0	45
Buy		130,822	06/2011	HSBC	28	0	28
Buy		178,886	06/2011	JPM	45	0	45
Buy		114,700	06/2011	RBS	0	(24)	(24)
Buy	PLN	91,716	08/2011	UBS	220	0	220
Buy	SGD	3,200	09/2011	BCLY	37	0	37
Buy		7,400	09/2011	CITI	86	0	86
Buy		3,600	09/2011	DUB	34	0	34
Buy		9,099	09/2011	JPM	94	0	94
Buy		7,400	09/2011	RBS	88	0	88
Buy	TRY	9,277	07/2011	HSBC	54	0	54

					$8,495	$(12,323)	$(3,828)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bahrain
Sovereign Issues	$0	$15,771	$0	$15,771
Barbados
Corporate Bonds & Notes	0	18,520	0	18,520
Bermuda
Corporate Bonds & Notes	0	47,712	0	47,712

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Brazil
Corporate Bonds & Notes	$0	$262,614	$0	$262,614
Sovereign Issues	0	172,301	0	172,301
Canada
Corporate Bonds & Notes	0	11,595	0	11,595
Cayman Islands
Corporate Bonds & Notes	0	51,093	11,599	62,692

See Accompanying Notes	Annual Report	March 31, 2011	65

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Chile
Corporate Bonds & Notes	$0	$66,486	$0	$66,486
Sovereign Issues	0	108	0	108
Colombia
Corporate Bonds & Notes	0	31,987	0	31,987
Sovereign Issues	0	152,976	0	152,976
Egypt
Bank Loan Obligations	0	6,683	0	6,683
Corporate Bonds & Notes	0	4,977	0	4,977
El Salvador
Corporate Bonds & Notes	0	10,145	0	10,145
Guatemala
Sovereign Issues	0	5,498	0	5,498
Hong Kong
Corporate Bonds & Notes	0	873	0	873
India
Corporate Bonds & Notes	0	55,503	0	55,503
Indonesia
Corporate Bonds & Notes	0	71,384	0	71,384
Sovereign Issues	0	203,709	0	203,709
Ireland
Corporate Bonds & Notes	0	42,810	0	42,810
Israel
Corporate Bonds & Notes	0	5,846	0	5,846
Kazakhstan
Corporate Bonds & Notes	0	119,344	0	119,344
Luxembourg
Corporate Bonds & Notes	0	7,618	0	7,618
Malaysia
Corporate Bonds & Notes	0	24,707	0	24,707
Mexico
Corporate Bonds & Notes	0	250,497	0	250,497
Sovereign Issues	0	105,515	0	105,515
Netherlands
Corporate Bonds & Notes	0	33,493	0	33,493
Panama
Corporate Bonds & Notes	0	9,619	0	9,619
Sovereign Issues	0	108,287	0	108,287
Peru
Corporate Bonds & Notes	0	8,571	0	8,571
Sovereign Issues	0	59,835	0	59,835
Philippines
Sovereign Issues	0	48,275	0	48,275
Poland
Sovereign Issues	0	24,772	0	24,772
Qatar
Corporate Bonds & Notes	0	52,498	0	52,498
Russia
Corporate Bonds & Notes	0	369,646	0	369,646
Sovereign Issues	0	275,182	0	275,182
Singapore
Corporate Bonds & Notes	0	1,389	0	1,389

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
South Africa
Corporate Bonds & Notes	$0	$7,598	$0	$7,598
Sovereign Issues	0	49,168	0	49,168
South Korea
Corporate Bonds & Notes	0	35,765	0	35,765
Sovereign Issues	0	37,083	0	37,083
Trinidad and Tobago
Corporate Bonds & Notes	0	21,111	0	21,111
Tunisia
Sovereign Issues	0	11,929	0	11,929
Turkey
Sovereign Issues	0	167,705	0	167,705
United Arab Emirates
Corporate Bonds & Notes	0	17,747	0	17,747
United Kingdom
Corporate Bonds & Notes	0	9,945	0	9,945
United States
Asset-Backed Securities	0	794	0	794
Bank Loan Obligations	0	15,834	11,508	27,342
Corporate Bonds & Notes	0	91,677	0	91,677
Mortgage-Backed Securities	0	27,196	0	27,196
U.S. Government Agencies	0	217	0	217
U.S. Treasury Obligations	0	5,359	0	5,359
Uruguay
Sovereign Issues	0	62,542	0	62,542
Venezuela
Corporate Bonds & Notes	0	21,951	0	21,951
Sovereign Issues	0	104,797	0	104,797
Vietnam
Sovereign Issues	0	4,180	0	4,180
Virgin Islands (British)
Corporate Bonds & Notes	0	18,416	0	18,416
Short-Term Instruments
Repurchase Agreements	0	5,133	0	5,133
U.S. Treasury Bills	0	10,274	0	10,274
PIMCO Short-Term Floating NAV Portfolio	118,344	0	0	118,344
	$118,344	$3,464,260	$23,107	$3,605,711

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	12,375	13	12,388
Foreign Exchange Contracts	0	8,495	0	8,495
Interest Rate Contracts	66	9,545	0	9,611
	$66	$30,415	$13	$30,494

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,382)	0	(2,382)
Foreign Exchange Contracts	0	(12,323)	0	(12,323)
Interest Rate Contracts	0	(1,958)	(56)	(2,014)
	$0	$(16,663)	$(56)	$(16,719)

Totals	$118,410	$3,478,012	$23,064	$3,619,486

66	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$8,000	$4,108	$(874)	$393	$198	$(226)	$0	$0	$11,599	$(215)
Indonesia
Bank Loan Obligations	13,459	0	(13,700)	76	108	57	0	0	0	0
United States
Bank Loan Obligations	17,565	11,600	(5,752)	0	0	9	0	(11,914)	11,508	(92)

	$39,024	$15,708	$(20,326)	$469	$306	$(160)	$0	$(11,914)	$23,107	$(307)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$0	$0	$0	$0	$13	$0	$0	$13	$13

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(117)	$0	$0	$61	$0	$0	$(56)	$61

Totals	$39,024	$15,708	$(20,443)	$469	$306	$(86)	$0	$(11,914)	$23,064	$(233)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$8,495	$0	$8,495
Unrealized appreciation on swap agreements	0	12,388	0	0	9,545	21,933

	$0	$12,388	$0	$8,495	$9,545	$30,428

Liabilities:
Written options outstanding	$0	$0	$0	$0	$302	$302
Variation margin payable (2)	0	0	0	0	26	26
Unrealized depreciation on foreign currency contracts	0	0	0	12,323	0	12,323
Unrealized depreciation on swap agreements	0	2,382	0	0	1,712	4,094

	$0	$2,382	$0	$12,323	$2,040	$16,745

See Accompanying Notes	Annual Report	March 31, 2011	67

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

March 31, 2011

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(829)	$0	$(829)
Net realized gain on futures contracts, written options and swaps	0	12,956	0	1,292	27,019	41,267
Net realized (loss) on foreign currency transactions	0	0	0	(324)	0	(324)

	$0	$12,956	$0	$139	$27,019	$40,114

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$329	$0	$329
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	6,331	0	(865)	(11,084)	(5,618)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(9,656)	0	(9,656)

	$0	$6,331	$0	$(10,192)	$(11,084)	$(14,945)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $66 as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$251	$(300)	$(49)
BNP	(30)	190	160
BOA	3,918	(3,621)	297
CITI	(1,815)	1,919	104
CSFB	632	(450)	182
DUB	1,383	(1,210)	173
GSC	296	(410)	(114)
HSBC	4,086	(3,650)	436
JPM	9,838	(9,560)	278
MLP	3,813	(3,580)	233
MSC	(2,584)	2,147	(437)
RBC	(2,453)	2,339	(114)
RBS	1,693	(1,330)	363
UBS	(465)	360	(105)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

68	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 3.6%

BANK LOAN OBLIGATIONS 0.2%

Seven Media Group
6.855% due 02/07/2013	AUD	3,985	$4,034
7.105% due 02/07/2013		1,151	1,166

			5,200

CORPORATE BONDS & NOTES 2.5%

Commonwealth Bank of Australia
0.589% due 09/17/2014		$12,200	12,221
0.723% due 07/12/2013		14,800	14,834

ING Bank Australia Ltd.
5.523% due 06/24/2014	AUD	10,000	10,417
5.750% due 06/24/2014		4,200	4,369

Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,355

Members Equity Bank Pty. Ltd.
5.400% due 08/20/2012	AUD	5,500	5,681

National Australia Bank Ltd.
3.375% due 07/08/2014		$2,900	3,049

Suncorp Group Ltd.
5.378% due 09/11/2013	AUD	17,400	18,041

Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$1,100	1,077

Westpac Banking Corp.
0.590% due 09/10/2014		8,500	8,517
2.900% due 09/10/2014		600	620

			80,181

MORTGAGE-BACKED SECURITIES 0.9%

Crusade Global Trust
5.092% due 08/14/2037	AUD	10,326	10,356

Medallion Trust
0.442% due 05/25/2035		$2,356	2,309

Puma Finance Ltd.
0.384% due 02/21/2038		3,289	3,173
4.980% due 08/22/2037	AUD	5,175	5,153
5.350% due 07/12/2036		1,341	1,354

Torrens Trust
5.230% due 10/19/2038		5,985	6,051

			28,396

Total Australia (Cost $103,308)			113,777

BRAZIL 0.7%

CORPORATE BONDS & NOTES 0.7%

Petrobras International Finance Co.
3.875% due 01/27/2016		$10,000	10,104
5.375% due 01/27/2021		4,300	4,329
6.875% due 01/20/2040		700	736

Vale Overseas Ltd.
6.875% due 11/21/2036		5,300	5,653
6.875% due 11/10/2039		1,100	1,181

Total Brazil (Cost $22,411)			22,003

CANADA 5.0%

ASSET-BACKED SECURITIES 0.3%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	10,100	10,500

CORPORATE BONDS & NOTES 1.0%

Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$4,700	4,637

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	$4,223

Honda Canada Finance, Inc.
1.476% due 03/26/2012		17,000	17,475

Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,927

			32,262

SOVEREIGN ISSUES 3.7%

Canada Government International Bond
1.500% due 12/01/2012		27,800	28,576
1.750% due 03/01/2013		88,200	90,863

			119,439

Total Canada (Cost $157,399)			162,201

CAYMAN ISLANDS 1.5%

ASSET-BACKED SECURITIES 0.6%

Babson CLO Ltd.
0.633% due 11/15/2016		$3,170	3,075

Duane Street CLO
0.562% due 11/08/2017		4,367	4,175

Hillmark Funding
0.562% due 05/21/2021		8,200	7,629

Pacifica CDO Ltd.
0.663% due 02/15/2017		4,062	3,945

Sagamore CLO Ltd.
0.843% due 10/15/2015		1,027	998

Venture CDO Ltd.
0.823% due 11/26/2014		801	787

			20,609

CORPORATE BONDS & NOTES 0.9%

IPIC GMTN Ltd.
5.000% due 11/15/2020		3,000	2,921

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,200	11,858

Transocean, Inc.
4.950% due 11/15/2015		13,400	14,159

			28,938

Total Cayman Islands (Cost $48,224)			49,547

DENMARK 0.4%

CORPORATE BONDS & NOTES 0.0%

Realkredit Danmark A/S
2.340% due 01/01/2038	DKK	4,947	899

SOVEREIGN ISSUES 0.4%

Denmark Government International Bond
3.000% due 11/15/2021		69,100	12,478

Total Denmark (Cost $13,393)			13,377

FRANCE 10.3%

CORPORATE BONDS & NOTES 5.6%

BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012	EUR	5,000	7,086
3.750% due 12/13/2011		5,800	8,328
4.750% due 05/28/2013		3,100	4,582

Cie de Financement Foncier
1.625% due 07/23/2012		$37,200	37,275
2.500% due 09/16/2015		13,300	12,877
4.000% due 07/21/2011	EUR	7,700	10,988
4.500% due 01/09/2013		3,000	4,398

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dexia Credit Local
2.000% due 03/05/2013		$250	$248

Dexia Credit Local S.A.
0.553% due 01/12/2012		23,300	23,195
0.784% due 04/29/2014		6,000	5,971
2.750% due 01/10/2014		42,100	41,994
2.750% due 04/29/2014		3,900	3,878

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	1,700	2,422

Valeo S.A.
3.750% due 06/24/2013		4,000	5,739

Vivendi S.A.
5.750% due 04/04/2013		$6,740	7,237
6.625% due 04/04/2018		7,000	7,842

			184,060

SOVEREIGN ISSUES 4.7%

France Government Bond
3.500% due 04/25/2015	EUR	6,700	9,793
3.750% due 10/25/2019		4,900	7,032
4.000% due 04/25/2018		76,500	112,904
4.250% due 10/25/2018		8,500	12,707
4.250% due 04/25/2019		2,800	4,172
4.250% due 10/25/2023		4,600	6,758

			153,366

Total France (Cost $339,350)			337,426

GERMANY 5.0%

BANK LOAN OBLIGATIONS 0.3%

Kabel Deutschland Holding AG
4.198% due 09/13/2015	EUR	1,000	1,423
4.948% due 12/20/2016		6,700	9,558

			10,981

CORPORATE BONDS & NOTES 1.3%

IKB Deutsche Industriebank AG
2.875% due 01/27/2012		20,900	29,950

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		3,050	4,243
5.500% due 06/05/2014	AUD	5,700	5,893

Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,500	2,243

			42,329

SOVEREIGN ISSUES 3.4%

Republic of Germany
2.000% due 02/26/2016		8,000	10,995
4.000% due 01/04/2018		8,680	13,026
4.250% due 07/04/2018		51,650	78,674
6.250% due 01/04/2030		2,840	5,306

State of North Rhine-Westphalia
3.500% due 03/15/2013		1,300	1,892
4.000% due 02/14/2014		100	147

			110,040

Total Germany (Cost $154,262)			163,350

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%

ICICI Bank Ltd.
2.062% due 02/24/2014		$3,500	3,480

Total India (Cost $3,500)			3,480

See Accompanying Notes	Annual Report	March 31, 2011	69

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.3%

ASSET-BACKED SECURITIES 0.1%

Dryden Leveraged Loan CDO
1.719% due 08/08/2022	EUR	3,100	$4,048

CORPORATE BONDS & NOTES 0.0%

Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/29/2049		200	297

MORTGAGE-BACKED SECURITIES 0.2%

Immeo Residential Finance PLC
1.333% due 12/15/2016		3,512	4,740

Total Ireland (Cost $9,076)			9,085

ITALY 2.4%

ASSET-BACKED SECURITIES 0.0%

Locat Securitisation Vehicle SRL
1.355% due 12/12/2024	EUR	1,071	1,494

CORPORATE BONDS & NOTES 0.8%

Intesa Sanpaolo SpA
2.712% due 02/24/2014		$5,900	5,981
6.500% due 02/24/2021		17,000	17,852

			23,833

SOVEREIGN ISSUES 1.6%

Italy Buoni Poliennali Del Tesoro
4.250% due 04/15/2013	EUR	13,000	18,937
4.750% due 02/01/2013		23,600	34,684

			53,621

Total Italy (Cost $76,758)			78,948

JAPAN 0.5%

SOVEREIGN ISSUES 0.5%

Japan Government International Bond
2.500% due 09/20/2036	JPY	1,240,000	15,951

Total Japan (Cost $13,286)			15,951

JERSEY, CHANNEL ISLANDS 0.8%

CORPORATE BONDS & NOTES 0.8%

BAA Funding Ltd.
3.975% due 02/15/2014	EUR	9,944	14,246

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	9,000	12,489

Total Jersey, Channel Islands (Cost $25,656)			26,735

LUXEMBOURG 0.5%

ASSET-BACKED SECURITIES 0.1%

Penta CLO S.A.
1.478% due 06/04/2024	EUR	2,518	3,221

CORPORATE BONDS & NOTES 0.4%

Merrill Lynch S.A.
1.343% due 11/15/2011		4,200	5,921

Sunrise Communications International S.A.
7.000% due 12/31/2017		1,500	2,221

Telenet Finance Luxembourg SCA
6.375% due 11/15/2020		1,500	2,091

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	$1,144

			11,377

Total Luxembourg (Cost $13,943)			14,598

NETHERLANDS 6.5%

ASSET-BACKED SECURITIES 0.5%

Eurocredit CDO BV
1.678% due 02/22/2020	EUR	5,569	7,329

Globaldrive BV
1.887% due 02/20/2016		1,566	2,221
2.487% due 04/20/2018		1,911	2,745
3.000% due 07/20/2015		3,681	5,231

			17,526

CORPORATE BONDS & NOTES 3.0%

ABN AMRO Bank NV
3.250% due 01/18/2013		8,100	$11,609
3.750% due 01/12/2012		900	1,296

Achmea Hypotheekbank NV
0.660% due 11/03/2014		$6,600	6,572

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		1,300	1,698

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	21,611

GMAC International Finance BV
7.500% due 04/21/2015		2,100	3,151

ING Bank NV
2.250% due 08/31/2015		2,500	3,371
2.500% due 01/14/2016		$14,000	13,428

LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	4,500	6,488

NIBC Bank NV
0.690% due 12/02/2014		$22,600	22,615
2.800% due 12/02/2014		400	413
3.500% due 04/07/2014	EUR	3,000	4,346

Ziggo Finance BV
6.125% due 11/15/2017		1,900	2,699

			99,297

MORTGAGE-BACKED SECURITIES 0.1%

Arena BV
1.287% due 12/17/2064		2,603	3,611

SOVEREIGN ISSUES 2.9%

Netherlands Government International Bond
4.000% due 07/15/2018		19,300	28,556
4.000% due 07/15/2019		11,100	16,417
4.500% due 07/15/2017		33,400	50,939

			95,912

Total Netherlands (Cost $214,781)			216,346

NEW ZEALAND 1.2%

SOVEREIGN ISSUES 1.2%

New Zealand Government Bond
5.000% due 03/15/2019	NZD	21,200	15,695
6.000% due 05/15/2021		30,800	24,108

Total New Zealand (Cost $39,299)			39,803

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.9%

CORPORATE BONDS & NOTES 0.9%

DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	2,800	$3,765
4.500% due 05/16/2011		6,500	9,247

Nordea Eiendomskreditt A/S
0.714% due 04/07/2014 (c)		$15,800	15,800

Total Norway (Cost $29,412)			28,812

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$922	961

Total Qatar (Cost $776)			961

RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$7,100	8,557
10.500% due 03/25/2014		1,000	1,206

Total Russia (Cost $9,454)			9,763

SOUTH KOREA 0.3%

SOVEREIGN ISSUES 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,893

Korea Housing Finance Corp.
4.125% due 12/15/2015		$600	611

Total South Korea (Cost $8,803)			8,504

SPAIN 1.6%

SOVEREIGN ISSUES 1.6%

Instituto de Credito Oficial
2.941% due 03/25/2014	EUR	37,000	52,304

Total Spain (Cost $52,408)			52,304

SWEDEN 1.0%

CORPORATE BONDS & NOTES 1.0%

Stadshypotek AB
0.857% due 09/30/2013		$14,500	14,493
1.450% due 09/30/2013		14,100	14,063

Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	2,500	3,558

Total Sweden (Cost $31,696)			32,114

SWITZERLAND 0.3%

CORPORATE BONDS & NOTES 0.3%

Tyco International Ltd.
7.000% due 12/15/2019		$8,500	10,242

Total Switzerland (Cost $8,774)			10,242

UNITED KINGDOM 12.8%

ASSET-BACKED SECURITIES 0.1%

Bumper S.A.
2.670% due 06/20/2022	EUR	1,905	2,706

CORPORATE BONDS & NOTES 7.9%

Abbey National Treasury Services PLC
3.125% due 06/30/2014		35,200	48,821

70	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of Scotland PLC
4.375% due 07/13/2016	EUR	2,500	$3,550
4.500% due 10/23/2013		600	871
5.250% due 07/24/2012	AUD	6,000	6,195

Barclays Bank PLC
2.700% due 03/05/2012		$300	306
6.050% due 12/04/2017		11,000	11,459
7.434% due 09/29/2049		1,500	1,508
10.179% due 06/12/2021		4,940	6,299

BP Capital Markets PLC
0.450% due 04/11/2011		1,000	1,000
3.100% due 10/07/2014	EUR	900	1,264
3.125% due 03/10/2012		$200	204
3.125% due 10/01/2015		8,200	8,241
3.830% due 10/06/2017	EUR	2,100	2,942

British Sky Broadcasting Group PLC
6.100% due 02/15/2018		$1,500	1,669

HBOS PLC
6.750% due 05/21/2018		4,300	4,211

LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	400	527
7.875% due 11/01/2020		$1,100	1,079
8.000% due 12/29/2049		500	482
8.500% due 12/29/2049		17,858	16,727

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	200	252

Lloyds TSB Bank PLC
1.303% due 04/02/2012		$8,500	8,578
2.653% due 01/24/2014		5,600	5,745
4.875% due 01/21/2016		4,400	4,536
12.000% due 12/29/2049		6,000	7,033

Nationwide Building Society
2.500% due 08/17/2012		5,000	5,115
2.875% due 09/14/2015	EUR	3,700	5,038
5.500% due 07/18/2012		$26,800	28,151

Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,677
5.700% due 06/01/2014		6,800	7,431

Rexam PLC
6.750% due 06/01/2013		1,000	1,085

Royal Bank of Scotland Group PLC
0.570% due 03/30/2012		44,300	44,378
2.750% due 06/18/2013	EUR	2,700	3,808
3.750% due 11/14/2011		8,100	11,630
6.666% due 04/29/2049 (a)	CAD	4,700	3,984

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,145

XL Capital Finance Europe PLC
6.500% due 01/15/2012		500	521

			258,462

MORTGAGE-BACKED SECURITIES 1.8%

Eurosail PLC
1.335% due 03/13/2045	EUR	600	732

Granite Mortgages PLC
0.996% due 09/20/2044	GBP	2,550	3,909

Holmes Master Issuer PLC
2.406% due 10/15/2054	EUR	13,700	19,478

Mansard Mortgages PLC
1.456% due 12/15/2049	GBP	6,859	9,951

Newgate Funding PLC
1.773% due 12/15/2050	EUR	4,500	5,459
2.056% due 12/15/2050	GBP	3,100	3,198
2.423% due 12/15/2050	EUR	2,400	2,185
2.673% due 12/15/2050		4,000	3,148

Opera Finance PLC
1.188% due 01/15/2015		4,350	5,068

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RMAC Securities PLC
0.460% due 06/12/2044		$500	$406
0.977% due 06/12/2044	GBP	800	1,065

Windermere CMBS PLC
1.023% due 04/24/2017		3,271	4,678

			59,277

SOVEREIGN ISSUES 3.0%

United Kingdom Gilt
3.750% due 09/07/2019		4,550	7,416
4.000% due 09/07/2016		27,800	47,375
4.250% due 06/07/2032		4,400	6,983
4.250% due 03/07/2036		15,600	24,602
4.500% due 09/07/2034		4,900	8,007
4.750% due 03/07/2020		1,700	2,966

			97,349

Total United Kingdom (Cost $396,170)			417,794

UNITED STATES 31.5%

ASSET-BACKED SECURITIES 0.7%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$373	372

ACE Securities Corp.
0.300% due 12/25/2036		113	110

Amortizing Residential Collateral Trust
0.830% due 07/25/2032		8	7
0.950% due 10/25/2031		3	3

Asset-Backed Funding Certificates
0.600% due 06/25/2034		4,353	3,564

Carrington Mortgage Loan Trust
0.570% due 10/25/2035		107	101

CIT Group Home Equity Loan Trust
0.540% due 03/25/2033		3	3

Citigroup Mortgage Loan Trust, Inc.
0.310% due 07/25/2045		3,330	2,761
0.320% due 05/25/2037		703	626
0.350% due 10/25/2036		4	4

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		360	378
6.681% due 12/01/2033		266	284

Countrywide Asset-Backed Certificates
0.300% due 06/25/2047		23	23
0.350% due 09/25/2047		1,742	1,712
0.430% due 09/25/2036		309	263
0.590% due 12/25/2036		196	89
0.730% due 12/25/2031		13	7

Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 01/25/2032		2	2

Home Equity Asset Trust
0.850% due 11/25/2032		1	1

Home Equity Mortgage Trust
5.500% due 01/25/2037		492	82

Indymac Residential Asset-Backed Trust
0.700% due 08/25/2035		1,000	820

Lehman XS Trust
0.400% due 04/25/2037		3,236	2,263
0.480% due 06/25/2046 (a)		293	29
0.490% due 11/25/2046		559	118
0.570% due 11/25/2046		1,000	224

Long Beach Mortgage Loan Trust
0.530% due 10/25/2034		360	301

Merrill Lynch Mortgage Investors, Inc.
0.320% due 07/25/2037		253	250
0.330% due 09/25/2037		249	71
0.370% due 02/25/2037		90	53

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
0.320% due 01/25/2047		$22	$20
0.610% due 04/25/2037		856	421

Nationstar Home Equity Loan Trust
0.310% due 06/25/2037		93	92

Novastar Home Equity Loan
0.960% due 12/25/2033		403	370

Popular ABS Mortgage Pass-Through Trust
0.340% due 06/25/2047		1,565	1,419

Renaissance Home Equity Loan Trust
0.750% due 12/25/2033		771	665

Residential Asset Mortgage Products, Inc.
0.320% due 02/25/2037		8	8

Residential Asset Securities Corp.
0.320% due 02/25/2037		30	29
0.750% due 07/25/2032 (a)		39	22

SACO I, Inc.
0.310% due 05/25/2036		176	159

Securitized Asset-Backed Receivables LLC Trust
0.290% due 01/25/2037		186	178

SLM Student Loan Trust
1.443% due 09/15/2021	EUR	5,712	7,872

Soundview Home Equity Loan Trust
0.310% due 11/25/2036		$46	17

Structured Asset Securities Corp.
0.540% due 01/25/2033		10	9
0.650% due 05/25/2034		8	8

Washington Mutual Asset-Backed Certificates
0.310% due 10/25/2036		194	135

Wells Fargo Home Equity Trust
0.480% due 10/25/2035		128	127

			26,072

BANK LOAN OBLIGATIONS 0.6%

American General Finance Corp.
7.250% due 04/21/2015		2,000	2,006

Charter Communications, Inc.
3.560% due 09/06/2016		1,990	1,998

CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,045

Ford Motor Co.
3.010% due 12/15/2013		5,784	5,788

Graham Packaging Co. LP
6.000% due 09/23/2016		1,396	1,410

HCA, Inc.
1.557% due 11/17/2012		1,000	995

Intelsat Ltd.
5.250% due 04/02/2018		1,800	1,814

Novelis, Inc.
4.000% due 12/17/2016		1,000	1,004

Remy International, Inc.
6.250% due 12/17/2016		1,000	1,009

Seven Media Group
6.755% due 02/07/2013	AUD	922	933

US Airways Group, Inc.
2.752% due 03/23/2014		$986	902

			20,904

CORPORATE BONDS & NOTES 11.9%

Ally Financial, Inc.
5.375% due 06/06/2011	EUR	2,200	3,174
6.625% due 05/15/2012		$16,552	17,276
6.875% due 09/15/2011		1,600	1,630

See Accompanying Notes	Annual Report	March 31, 2011	71

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 02/01/2012		$3,000	$3,095
8.300% due 02/12/2015		3,000	3,296

American International Group, Inc.
4.875% due 03/15/2067	EUR	3,400	4,035
5.750% due 03/15/2067	GBP	500	694
8.000% due 05/22/2068	EUR	12,000	17,091
8.625% due 05/22/2068	GBP	700	1,176

AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,707
6.500% due 01/15/2014		200	224
7.125% due 08/01/2018		700	813

Aviation Capital Group
7.125% due 10/15/2020		300	313

Avnet, Inc.
6.625% due 09/15/2016		600	657

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	20,900	30,060
4.250% due 04/05/2017		200	281

Bank of America Corp.
0.563% due 10/14/2016		$1,600	1,496
4.000% due 03/28/2018	EUR	3,800	5,109
4.750% due 05/23/2017		6,800	9,196

Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,943

Cameron International Corp.
6.375% due 07/15/2018		3,000	3,368

Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,111
6.000% due 06/15/2017		1,000	1,111

CenturyLink, Inc.
6.000% due 04/01/2017		2,800	2,990

CIT Group, Inc.
5.250% due 04/01/2014		10,800	10,866

Citigroup, Inc.
1.238% due 03/05/2014	EUR	1,300	1,786
1.284% due 02/09/2016		5,035	6,684
5.500% due 10/15/2014		$700	755
6.000% due 12/13/2013		8,900	9,676
6.400% due 03/27/2013	EUR	1,900	2,839

CommonWealth REIT
5.750% due 11/01/2015		$8,250	8,796

Computer Sciences Corp.
6.500% due 03/15/2018		5,000	5,432

CRH America, Inc.
8.125% due 07/15/2018		1,000	1,177

Erac USA Finance LLC
6.375% due 10/15/2017		1,300	1,457

General Electric Capital Corp.
0.309% due 09/20/2013		1,600	1,577

Goldman Sachs Group, Inc.
1.383% due 02/04/2013	EUR	2,000	2,809
1.524% due 02/02/2015		2,500	3,436

HCP, Inc.
5.650% due 12/15/2013		$3,000	3,249
5.950% due 09/15/2011		700	716
6.700% due 01/30/2018		2,900	3,214

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	8,180
5.350% due 03/01/2012		300	306
5.400% due 02/15/2012		2,400	2,451
5.875% due 05/01/2013		8,700	8,961
6.375% due 03/25/2013		4,450	4,628
6.500% due 09/01/2014		7,000	7,508
6.625% due 11/15/2013		8,000	8,320
6.750% due 09/01/2016		5,700	6,128

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	504

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$4,600	$1,219
6.875% due 05/02/2018 (a)		14,600	3,906

Lennar Corp.
5.950% due 10/17/2011		700	714

Lexmark International, Inc.
6.650% due 06/01/2018		1,050	1,136

Loews Corp.
5.250% due 03/15/2016		800	866

Macy's Retail Holdings, Inc.
5.350% due 03/15/2012		2,000	2,070

Marsh & McLennan Cos., Inc.
6.250% due 03/15/2012		300	310

Masco Corp.
5.875% due 07/15/2012		700	733
6.125% due 10/03/2016		11,000	11,280

Maytag Corp.
5.000% due 05/15/2015		2,200	2,253

Merrill Lynch & Co., Inc.
1.257% due 10/31/2011	EUR	3,300	4,622
1.317% due 01/31/2014		2,700	3,723
1.387% due 08/25/2014		600	821
1.388% due 05/30/2014		1,800	2,470
1.466% due 07/22/2014		3,700	5,097
1.947% due 09/27/2012		6,800	9,415
6.400% due 08/28/2017		$3,700	4,033
6.750% due 05/21/2013	EUR	500	755

Morgan Stanley
0.753% due 10/18/2016		$2,200	2,060
1.395% due 04/13/2016	EUR	200	264
1.422% due 03/01/2013		1,000	1,399
1.903% due 01/24/2014		$19,100	19,495
5.330% due 03/01/2013	AUD	5,200	5,267

Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	1,101

PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,655

Puget Energy, Inc.
6.500% due 12/15/2020		2,600	2,612

Qwest Corp.
3.560% due 06/15/2013		1,500	1,571

RBS Capital Trust I
4.709% due 12/29/2049 (a)		450	350

Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		655	668

Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,513

Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,474

Ryder System, Inc.
5.850% due 03/01/2014		500	550

Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,411

Simon Property Group LP
5.600% due 09/01/2011		200	202
6.125% due 05/30/2018		2,500	2,801

Southwest Airlines Co.
5.125% due 03/01/2017		3,700	3,839

Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,112

Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,074
8.750% due 03/15/2032		1,100	1,176

State Street Capital Trust IV
1.310% due 06/01/2077		3,900	3,239

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Universal Health Services, Inc.
7.125% due 06/30/2016		$1,000	$1,087

WM Covered Bond Program
3.875% due 09/27/2011	EUR	18,700	26,745
4.000% due 11/26/2016		3,500	4,947
4.375% due 05/19/2014		6,900	10,032

			386,368

MORTGAGE-BACKED SECURITIES 7.9%

Adjustable Rate Mortgage Trust
2.969% due 09/25/2035		$443	346
4.854% due 07/25/2035		948	874

American Home Mortgage Assets
0.440% due 09/25/2046		2,272	1,289
0.480% due 09/25/2046 (a)		526	70
1.232% due 11/25/2046		5,955	2,864

American Home Mortgage Investment Trust
2.281% due 10/25/2034		1,148	1,043

Banc of America Funding Corp.
2.796% due 02/20/2036		3,256	3,127
5.750% due 11/25/2035		749	742
5.864% due 01/20/2047		680	484
5.937% due 10/20/2046		3,614	2,493

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		8,465	8,010

BCAP LLC Trust
0.420% due 01/25/2037		8,695	5,421

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		2,700	2,607
2.560% due 10/25/2035		3,331	3,051
2.710% due 03/25/2035		6,297	6,065
2.839% due 05/25/2034		1,063	1,024
2.864% due 02/25/2034		71	64
2.875% due 10/25/2033		465	480
2.934% due 03/25/2035		1,574	1,519
4.137% due 05/25/2034		282	281
5.670% due 02/25/2033		45	45
5.675% due 02/25/2036		979	721

Bear Stearns Alt-A Trust
2.802% due 02/25/2036 (a)		5,681	2,900
2.928% due 11/25/2035 (a)		155	95
2.987% due 09/25/2035		3,551	2,780
5.089% due 11/25/2036		5,010	3,180
5.195% due 11/25/2036		2,495	1,563
5.233% due 11/25/2036		1,449	962
5.999% due 08/25/2036		3,656	2,511

Bear Stearns Commercial Mortgage Securities
0.365% due 03/15/2019		131	129

Bella Vista Mortgage Trust
0.503% due 05/20/2045		83	50

Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		6,769	6,681

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		2,038	1,939
2.560% due 08/25/2035		2,133	1,901
2.650% due 10/25/2035		3,567	3,081
2.909% due 08/25/2035		303	293
5.492% due 07/25/2046		4,095	3,003

Commercial Mortgage Pass-Through Certificates
0.480% due 02/05/2019		300	298
3.156% due 07/10/2046		7,445	7,422

Community Program Loan Trust
4.500% due 10/01/2018		185	186

Countrywide Alternative Loan Trust
0.448% due 12/20/2046		3,093	1,784
0.450% due 05/25/2036		122	76
0.450% due 06/25/2037		3,016	1,870
0.460% due 05/25/2035		2,628	1,769

72	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.460% due 07/25/2046	$2,537	$1,699
0.464% due 03/20/2046	147	86
0.500% due 09/25/2046	1,700	352
0.509% due 07/25/2046	1,300	254
0.534% due 09/20/2046	1,700	280
0.600% due 05/25/2037	1,696	1,004
0.600% due 06/25/2037	868	151
0.670% due 12/25/2035	618	241
1.812% due 11/25/2035	1,194	740
2.352% due 11/25/2035	949	588
5.250% due 06/25/2035	667	596
6.000% due 10/25/2032	10	10
6.000% due 01/25/2037	3,406	2,614
6.000% due 04/25/2037	3,081	2,063
6.250% due 08/25/2037	1,208	803

Countrywide Home Loan Mortgage Pass-Through Trust
0.540% due 04/25/2035	198	134
0.570% due 03/25/2035	1,985	1,257
0.580% due 02/25/2035	169	130
0.590% due 02/25/2035	201	154
0.590% due 03/25/2036	859	269
2.984% due 08/25/2034	212	158
3.017% due 02/20/2036	1,514	1,268
4.195% due 11/19/2033	56	56
5.139% due 01/20/2035	565	551
5.393% due 04/20/2036	999	786
5.783% due 09/25/2047	2,626	1,906

Credit Suisse First Boston Mortgage Securities Corp.
1.400% due 03/25/2034	373	319
2.495% due 07/25/2033	71	69
2.675% due 08/25/2033	559	567

Credit Suisse Mortgage Capital Certificates
5.949% due 12/18/2049	6,400	6,949
6.500% due 07/26/2036	1,397	828

DBUBS Mortgage Trust
0.246% due 11/10/2046 (b)	15,100	273
1.402% due 11/10/2046 (b)	39,189	2,582

Deutsche ALT-A Securities, Inc.
0.350% due 10/25/2036	219	89
5.500% due 12/25/2035	1,586	1,088
6.300% due 07/25/2036	1,456	944

First Horizon Asset Securities, Inc.
2.708% due 12/25/2033	393	390
2.921% due 08/25/2035	389	314

GMAC Mortgage Corp. Loan Trust
3.025% due 06/25/2034	93	82

Greenpoint Mortgage Funding Trust
0.430% due 01/25/2037	1,911	1,197
0.450% due 12/25/2046	1,500	292
0.460% due 04/25/2036	1,075	640
0.470% due 06/25/2045	601	405
0.520% due 11/25/2045	117	77

Greenpoint Mortgage Pass-Through Certificates
2.940% due 10/25/2033	251	215

GS Mortgage Securities Corp. II
1.142% due 03/06/2020	267	267

GSR Mortgage Loan Trust
1.990% due 03/25/2033	427	430
2.796% due 09/25/2035	596	584
2.836% due 05/25/2035	199	167

Harborview Mortgage Loan Trust
0.444% due 07/21/2036	2,155	1,423
0.444% due 09/19/2037	1,216	847
0.444% due 01/19/2038	6,651	4,399
0.474% due 05/19/2035	1,272	875
0.494% due 03/19/2036	335	212
0.534% due 02/19/2036	997	632
0.604% due 01/19/2035	126	81
0.624% due 02/19/2034	9	8
2.884% due 07/19/2035	97	84

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.936% due 07/19/2035	$200	$163
3.025% due 05/19/2033	729	739

Indymac IMSC Mortgage Loan Trust
0.430% due 07/25/2047	5,411	3,218

Indymac Index Mortgage Loan Trust
0.460% due 05/25/2046	1,784	1,138
0.490% due 06/25/2037	375	236
0.540% due 11/25/2036	1,236	345
2.677% due 12/25/2034	296	225
5.000% due 08/25/2035	683	527
5.018% due 09/25/2035	702	192

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,347	1,258

JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043	586	575

JPMorgan Mortgage Trust
2.162% due 11/25/2033	450	454
2.863% due 02/25/2036	1,900	1,520
3.211% due 10/25/2035	840	759
5.356% due 08/25/2035	1,400	1,329
5.515% due 07/27/2037	2,020	1,734

Luminent Mortgage Trust
0.420% due 12/25/2036	7,974	5,001

MASTR Adjustable Rate Mortgages Trust
0.460% due 04/25/2046	562	318
0.590% due 05/25/2047	1,500	222
2.899% due 11/21/2034	2,520	2,470

MASTR Alternative Loans Trust
0.650% due 03/25/2036	700	222

Mellon Residential Funding Corp.
0.695% due 12/15/2030	11	11

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036	9,475	7,291
0.500% due 08/25/2036	524	429
2.305% due 02/25/2033	258	249
2.753% due 06/25/2035	1,324	1,181

MLCC Mortgage Investors, Inc.
0.500% due 11/25/2035	1,630	1,410
1.250% due 10/25/2035	3,031	2,668
1.707% due 10/25/2035	2,530	2,325
5.841% due 06/25/2037	1,187	1,110

Nomura Asset Acceptance Corp.
2.605% due 10/25/2035	346	252
5.367% due 02/25/2036 (a)	526	329
5.820% due 03/25/2047	1,164	986
6.138% due 03/25/2047	996	847

Residential Accredit Loans, Inc.
0.400% due 02/25/2047	2,516	1,287
0.430% due 06/25/2046	5,837	2,374
0.460% due 04/25/2046	143	61
0.554% due 09/25/2046	2,054	291
5.681% due 09/25/2035	965	732

Residential Asset Securitization Trust
0.700% due 12/25/2036 (a)	676	292
5.750% due 02/25/2036 (a)	1,136	864
6.250% due 10/25/2036 (a)	747	526
6.500% due 08/25/2036 (a)	1,296	834

Residential Funding Mortgage Securities I
3.249% due 09/25/2035	488	342
5.273% due 06/25/2035	1,692	1,549

Structured Adjustable Rate Mortgage Loan Trust
0.470% due 05/25/2037	173	113
1.712% due 01/25/2035	68	39
2.585% due 02/25/2034	441	429
2.652% due 04/25/2034	1,094	1,001
6.000% due 10/25/2037 (a)	811	397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.440% due 07/25/2046	$1,900	$1,185
0.460% due 04/25/2036	698	463
0.470% due 05/25/2036	5,291	3,157
0.470% due 09/25/2047	200	86
0.480% due 05/25/2045	880	602
0.500% due 09/25/2047	670	117
0.503% due 07/19/2035	6,332	5,572
0.560% due 12/25/2035	61	38
0.834% due 07/19/2034	27	25
1.812% due 08/25/2047	3,232	1,920

Structured Asset Securities Corp.
2.768% due 10/25/2035	336	277

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	194	51

Thornburg Mortgage Securities Trust
0.360% due 11/25/2046	503	497
0.370% due 10/25/2046	38	38

Wachovia Bank Commercial Mortgage Trust
0.345% due 09/15/2021	5,302	5,256

WaMu Mortgage Pass-Through Certificates
0.470% due 07/25/2046	492	77
0.480% due 04/25/2045	1,906	1,659
0.509% due 11/25/2045	440	373
0.520% due 12/25/2045	1,496	1,257
0.540% due 10/25/2045	349	303
0.560% due 01/25/2045	369	313
0.570% due 01/25/2045	260	221
0.700% due 11/25/2034	1,417	1,007
1.012% due 02/25/2047	2,077	1,341
1.052% due 01/25/2047	1,885	1,142
1.072% due 04/25/2047	1,289	969
1.132% due 12/25/2046	6,469	4,288
1.292% due 06/25/2046	3,258	2,476
1.312% due 02/25/2046	451	358
1.514% due 05/25/2041	25	24
1.712% due 06/25/2042	202	170
1.712% due 08/25/2042	124	113
2.573% due 03/25/2034	1,408	1,413
2.575% due 03/25/2035	786	754
2.696% due 06/25/2033	217	208
2.712% due 09/25/2033	4,830	4,809
2.759% due 08/25/2034	1,420	1,404
2.984% due 07/25/2046	2,979	2,295
2.984% due 10/25/2046	2,592	1,940
4.868% due 12/25/2036	3,496	2,753
5.254% due 12/25/2035	1,526	1,422
5.270% due 04/25/2037	2,969	2,165
5.444% due 02/25/2037	1,850	1,329
5.738% due 03/25/2037	3,266	3,012

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.500% due 07/25/2046	356	69
1.252% due 07/25/2046	1,176	535
1.282% due 05/25/2046	3,294	1,951

Washington Mutual MSC Mortgage Pass-Through Certificates
2.359% due 02/25/2033	7	7

Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036	3,993	3,579
2.854% due 04/25/2036	1,007	963
2.885% due 10/25/2035	4,242	3,981
5.629% due 04/25/2036	750	373

		255,773

MUNICIPAL BONDS & NOTES 1.8%

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	3,800	4,010
7.350% due 11/01/2039	1,900	2,017
7.550% due 04/01/2039	1,000	1,088

See Accompanying Notes	Annual Report	March 31, 2011	73

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	$11,335	$12,406

California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,042

Chicago, Illinois Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	3,900	3,746

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	500	511

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	3,800	3,823
4.071% due 01/01/2014	3,700	3,705
4.421% due 01/01/2015	1,100	1,097

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	675

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	8,100	8,135

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,399
5.000% due 06/01/2041	500	302

New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,500	4,672

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	3,590	3,348

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	2,931

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	200

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,003

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	100

San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	1,000	976

		58,186

	SHARES
PREFERRED SECURITIES 0.1%

Citigroup Capital XIII
7.875% due 05/19/2014	75,000	2,055

SLM Corp.
4.158% due 05/19/2014	15,700	337

		2,392

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 8.5%

Fannie Mae
0.310% due 07/25/2037	$1,948	$1,916
0.370% due 03/25/2034	26	26
0.400% due 08/25/2034	22	21
0.450% due 10/27/2037	7,400	7,352
0.650% due 06/25/2029	20	20
0.680% due 11/25/2040	14,650	14,646
0.700% due 11/25/2040	14,670	14,673
0.750% due 10/25/2040 - 12/25/2040	24,626	24,680
1.518% due 06/01/2043 - 10/01/2044	454	449
2.142% due 12/01/2034	102	106
2.522% due 06/01/2035	138	144
2.580% due 11/01/2015	1,991	1,999
2.619% due 05/01/2026	20	21
2.686% due 11/01/2034	2,556	2,694
2.904% due 03/01/2033	199	202
3.786% due 09/01/2019	11	11
4.000% due 08/01/2040 - 04/01/2041	70,000	68,765
4.578% due 12/01/2036	260	272
4.770% due 09/01/2035	518	549
5.700% due 08/01/2018	3,717	3,976
6.000% due 04/25/2043 - 07/25/2044	1,661	1,836
6.500% due 06/25/2044	41	47

FDIC Structured Sale Guaranteed Notes
0.761% due 11/29/2037	1,657	1,657

Federal Housing Administration
6.896% due 07/01/2020	766	755
7.430% due 09/01/2022 - 11/01/2022	56	56

Freddie Mac
0.220% due 05/04/2011 (h)	288	288
0.240% due 08/05/2011 (h)	1,619	1,619
0.509% due 08/25/2031	47	45
0.605% due 12/15/2030	117	117
0.705% due 12/15/2031	104	105
0.735% due 10/15/2040	9,157	9,170
0.755% due 11/15/2040	3,250	3,257
0.855% due 12/15/2037	8,715	8,758
1.161% due 10/15/2040	19,232	19,135
1.513% due 10/25/2044	372	367
2.520% due 06/01/2024	41	43
2.952% due 03/01/2036	445	469
3.002% due 09/01/2035	105	111
4.500% due 07/15/2018	683	700
4.788% due 11/01/2035	576	610
4.818% due 10/01/2035	486	511
5.014% due 08/01/2035	458	484
5.130% due 10/01/2035	520	553

Ginnie Mae
2.125% due 10/20/2029	30	31
6.000% due 08/20/2034	5,190	5,647

NCUA Guaranteed Notes
0.629% due 11/06/2017	74,064	74,087
0.722% due 03/06/2020	3,800	3,798

		276,778

Total United States (Cost $1,057,557)		1,026,473

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$2,800	$2,689

Total Virgin Islands (British) (Cost $2,781)			2,689

SHORT-TERM INSTRUMENTS 6.7%

CERTIFICATES OF DEPOSIT 1.0%

Banco Do Brasil S.A.
0.000% due 02/15/2012		$18,500	18,639

Itau Unibanco S.A.
1.200% due 04/20/2011		14,900	14,879

			33,518

COMMERCIAL PAPER 0.3%

Vodafone Group PLC
0.880% due 01/19/2012		9,600	9,547

REPURCHASE AGREEMENTS 0.1%

Banc of America Securities LLC
0.140% due 04/01/2011		4,000	4,000

(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $4,081. Repurchase proceeds are $4,000.)

JAPAN TREASURY BILLS 2.9%
0.108% due 04/11/2011 - 04/27/2011 (d)	JPY	7,880,000	94,728

U.S. TREASURY BILLS 1.4%
0.159% due 07/07/2011 - 09/15/2011 (d)(f)(h)		$44,023	43,999

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.0%
		3,173,856	31,796

Total Short-Term Instruments (Cost $217,939)			217,588

Total Investments 94.3% (Cost $3,050,416)			$3,073,871

Written Options (j) (0.3%) (Premiums $9,372)			(9,951)

Other Assets and Liabilities (Net) 6.0%			196,268

Net Assets 100.0%			$3,260,188

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Fund.

74	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

(f)	Securities with an aggregate market value of $24,946 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $7,737 at a weighted average interest rate of 0.236%. On March 31, 2011, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $19,993 and cash of $12 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euroyen June Futures	Long	06/2011	6,468	$341
90-Day Euribor December Futures	Long	12/2011	5,912	(8,430)
90-Day Euribor June Futures	Long	06/2011	1,692	(652)
90-Day Euribor September Futures	Long	09/2011	6,148	(5,528)
90-Day Eurodollar December Futures	Long	12/2011	497	37
90-Day Eurodollar September Futures	Long	09/2011	795	50
Euro-Bund 10-Year Bond June Futures	Long	06/2011	179	(233)
Japan Government 10-Year Bond June Futures	Long	06/2011	77	647

				$(13,768)

(i)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.354%	$	1,600	$(9)	$0	$(9)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.519%		200	(3)	(3)	0
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	1.116%		700	1	0	1
Avnet, Inc.	BCLY	(1.000%	)	09/20/2016	1.548%		600	16	19	(3)
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	0.951%		3,000	35	0	35
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.808%		1,000	(10)	(19)	9
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.860%		1,000	(9)	(20)	11
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	1.529%		2,800	147	0	147
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.344%		2,000	(1)	0	(1)
CommonWealth REIT	MSC	(1.960%	)	12/20/2015	1.316%		8,250	(241)	0	(241)
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	1.863%		1,000	67	0	67
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	1.863%		4,000	165	0	165
ERAC USA Finance LLC	GSC	(0.800%	)	12/20/2017	0.883%		1,300	6	0	6
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	1.098%		2,900	(10)	0	(10)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.133%		700	(2)	0	(2)
HCP, Inc.	MSC	(2.030%	)	12/20/2013	0.470%		3,000	(129)	0	(129)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.515%		2,400	31	0	31
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.342%		8,700	(509)	(412)	(97)
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	1.694%		8,000	3	0	3
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	2.623%		8,000	209	0	209
Lennar Corp.	BNP	(5.000%	)	06/20/2015	3.121%		1,000	(73)	(31)	(42)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	1.692%		700	(50)	0	(50)
Lexmark International, Inc.	BOA	(1.000%	)	06/20/2018	2.001%		1,050	64	49	15
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.031%		800	26	0	26
Marsh & McLennan Cos., Inc.	BOA	(1.000%	)	03/20/2012	0.310%		300	(2)	(5)	3
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.669%		11,000	412	0	412
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.088%		700	5	0	5
Maytag Corp.	JPM	(0.460%	)	06/20/2015	1.134%		2,200	60	0	60
Norfolk Southern Corp.	BOA	(1.000%	)	09/20/2014	0.273%		1,000	(25)	(20)	(5)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.295%		2,500	(18)	0	(18)
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.426%		6,800	(26)	0	(26)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	0.871%		4,000	9	0	9
Reed Elsevier Capital, Inc.	DUB	(0.250%	)	09/20/2011	0.106%		700	0	2	(2)
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	0.643%		4,000	(51)	0	(51)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	0.723%		500	(4)	5	(9)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.672%		2,300	9	0	9
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.041%		2,500	14	0	14
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.530%		3,300	159	0	159
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2017	1.487%		400	11	23	(12)
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	0.754%		1,000	(16)	(20)	4
Tate & Lyle International Finance PLC	DUB	(0.250%	)	06/20/2011	0.201%		100	0	0	0
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.705%		1,000	7	0	7
Tyco International Ltd.	BOA	(1.000%	)	12/20/2019	0.683%		1,000	(25)	(17)	(8)
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.698%		7,500	(243)	0	(243)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.871%		1,000	29	0	29
Valeo S.A.	CSFB	(1.000%	)	06/20/2013	0.679%	EUR	4,000	(42)	249	(291)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.497%	$	5,300	(60)	(45)	(15)
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.172%		600	6	0	6
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.172%		6,400	(137)	0	(137)
Vivendi S.A.	RBS	(3.100%	)	06/20/2013	0.497%		1,440	(85)	0	(85)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.413%		500	0	0	0

								$(289)	$(245)	$(44)

See Accompanying Notes	Annual Report	March 31, 2011	75

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.595%	$	3,500	$208	$64	$144
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.457%		3,800	203	69	134
Australia Government Bond	BOA	1.000%	06/20/2015	0.427%		15,200	362	261	101
Australia Government Bond	DUB	1.000%	03/20/2016	0.505%		10,800	258	229	29
Australia Government Bond	RBS	1.000%	03/20/2016	0.505%		21,000	502	456	46
BP Capital Markets America, Inc.	BCLY	1.000%	12/20/2015	0.733%		6,600	81	(117)	198
BP Capital Markets America, Inc.	MSC	1.000%	12/20/2015	0.733%		11,400	140	(261)	401
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.346%		600	4	3	1
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.346%		3,800	19	17	2
California State General Obligation Bonds, Series 2003	CITI	2.950%	12/20/2020	2.074%		6,300	392	0	392
California State General Obligation Bonds, Series 2003	CITI	2.760%	03/20/2021	2.079%		3,000	147	0	147
California State General Obligation Bonds, Series 2003	GSC	2.910%	12/20/2020	2.183%		3,000	154	0	154
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	2.074%		10,000	587	0	587
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	2.079%		7,800	47	0	47
China Government International Bond	CITI	1.000%	03/20/2016	0.677%		1,200	19	13	6
China Government International Bond	DUB	1.000%	12/20/2015	0.647%		7,300	118	160	(42)
China Government International Bond	DUB	1.000%	03/20/2016	0.677%		11,600	181	123	58
China Government International Bond	GSC	1.000%	12/20/2015	0.647%		1,000	17	22	(5)
China Government International Bond	JPM	1.000%	12/20/2015	0.647%		9,900	161	192	(31)
China Government International Bond	MSC	1.000%	12/20/2015	0.647%		4,600	74	89	(15)
China Government International Bond	UBS	1.000%	12/20/2015	0.647%		250	4	5	(1)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.329%		3,800	88	0	88
Ensco PLC	CSFB	1.000%	03/20/2014	0.623%		8,000	91	(59)	150
France Government Bond	BOA	0.250%	12/20/2015	0.693%		16,000	(320)	(394)	74
France Government Bond	CITI	0.250%	12/20/2015	0.693%		23,600	(471)	(620)	149
France Government Bond	DUB	0.250%	12/20/2015	0.693%		3,100	(62)	(66)	4
France Government Bond	HSBC	0.250%	12/20/2015	0.693%		13,000	(260)	(278)	18
France Government Bond	MSC	0.250%	12/20/2015	0.693%		6,000	(119)	(128)	9
France Government Bond	UBS	0.250%	12/20/2015	0.693%		4,000	(80)	(82)	2
France Government Bond	UBS	0.250%	03/20/2016	0.724%		17,500	(391)	(699)	308
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.545%		10,000	82	(47)	129
Illinois State General Obligation Bonds, Series 2006	CITI	2.900%	03/20/2021	2.391%		4,400	155	0	155
Japan Government International Bond	CSFB	1.000%	03/20/2016	0.965%		14,600	28	(103)	131
Japan Government International Bond	MSC	1.000%	03/20/2016	0.965%		1,600	3	(15)	18
Japan Government International Bond	UBS	1.000%	03/20/2016	0.965%		1,300	3	(9)	12
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.347%		10,200	52	41	11
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.347%		10,200	51	42	9
Pennsylvania State General Obligation Bonds, Series 2005	MSC	1.400%	03/20/2021	1.114%		7,500	166	0	166
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.294%		5,800	32	21	11
Russia Government International Bond	MLP	1.000%	12/20/2011	0.294%		11,000	60	40	20
Russia Government International Bond	MSC	1.000%	12/20/2011	0.294%		700	4	3	1
South Korea Government Bond	CITI	1.000%	12/20/2015	0.920%		8,400	33	91	(58)
South Korea Government Bond	DUB	1.000%	03/20/2016	0.956%		6,500	16	(18)	34
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.371%	EUR	24,700	(187)	(363)	176
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.450%	$	5,100	117	49	68
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.450%		6,100	140	46	94
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.450%		20,100	460	134	326
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.450%		23,900	547	154	393
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.512%		1,000	23	22	1
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%		17,500	394	394	0

							$4,333	$(519)	$4,852

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	$	45,000	$337	$55	$282
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015		7,800	(155)	(213)	58
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		15,500	(309)	(568)	259
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		7,400	(147)	(200)	53
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		7,000	(139)	(160)	21
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020		7,000	(348)	(385)	37

						$(761)	$(1,471)	$710

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

76	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	5,700	$116	$0	$116
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	468	0	468
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	18,200	(40)	0	(40)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		30,200	(65)	0	(65)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		12,300	(23)	0	(23)
Pay	1-Year BRL-CDI	11.315%	01/02/2012	BCLY		120,900	(195)	0	(195)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		134,200	(71)	98	(169)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		54,800	536	574	(38)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	14,000	263	(7)	270
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BCLY	JPY	56,000,000	(42)	(30)	(12)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY	$	57,800	879	1,168	(289)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		163,900	2,494	1,669	825
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		38,100	579	770	(191)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		25,100	382	735	(353)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		29,100	443	522	(79)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		47,500	722	1,084	(362)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS		17,800	271	169	102
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		10,000	142	104	38
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		22,400	318	218	100
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		33,000	468	346	122
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		21,400	304	621	(317)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		7,600	108	230	(122)
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB	JPY	5,810,000	1,094	1,045	49
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		1,600,000	301	279	22
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BCLY		40,000	7	(1)	8
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		5,670,000	895	(225)	1,120
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		3,570,000	564	(144)	708
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC	MXN	230,200	(363)	(253)	(110)
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		41,600	(211)	(186)	(25)

							$10,344	$8,786	$1,558

(j)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/20/2011	224	$119	$(194)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	317	181	(74)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/21/2011	523	232	(452)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.500	04/21/2011	224	164	(262)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	871	376	(471)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	871	537	(171)

				$1,609	$(1,624)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	82,300	$725	$(1,201)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		12,700	75	(185)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		150,200	1,181	(2,193)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,200	136	(195)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		32,900	334	(421)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		24,700	268	(316)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		21,400	222	(334)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		19,800	215	(253)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,200	220	(297)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		20,500	201	(320)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,300	258	(298)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		24,100	145	(3)

								$3,980	$(6,016)

See Accompanying Notes	Annual Report	March 31, 2011	77

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.363	04/20/2011	EUR	62,000	$623	$(66)
Put - OTC EUR versus USD		1.383	05/04/2011		56,900	575	(307)
Put - OTC EUR versus USD		1.390	05/04/2011		30,000	311	(206)
Put - OTC EUR versus USD		1.400	05/04/2011		68,500	875	(644)
Call - OTC USD versus CLP	CLP	511.500	04/05/2011	$	20,200	302	0
Call - OTC USD versus KRW	KRW	1,180.000	04/14/2011		24,600	176	0
Call - OTC USD versus MXN	MXN	12.800	04/12/2011		17,800	169	0

						$3,031	$(1,223)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	17,700	$93	$(148)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		9,800	50	(82)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		44,000	478	(776)

						$621	$(1,006)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$5,400	$70	$(33)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,300	61	(49)

						$131	$(82)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	1,207	$523,900	AUD	0	EUR	28,500	GBP	38,800	$5,397
Sales	10,145	1,435,560		118,600		779,400		5,500	21,173
Closing Buys	(7,941)	(939,900)		(20,100)		(439,300)		0	(10,679)
Expirations	(381)	(224,060)		(98,500)		(151,200)		(44,300)	(5,314)
Exercised	0	(199,400)		0		0		0	(1,205)

Balance at 03/31/2011	3,030	$596,100	AUD	0	EUR	217,400	GBP	0	$9,372

(k)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,965	04/2011	BCLY	$0	$(23)	$(23)
Buy		2,525	04/2011	BNP	56	0	56
Sell		2	04/2011	BNP	0	0	0
Buy		9,733	04/2011	BOA	366	0	366
Sell		8,156	04/2011	BOA	0	(91)	(91)
Buy		841	04/2011	CITI	26	0	26
Sell		14,282	04/2011	CITI	0	(444)	(444)
Sell		30,780	04/2011	CSFB	0	(252)	(252)
Buy		4,900	04/2011	DUB	241	0	241
Sell		7,896	04/2011	HSBC	0	(39)	(39)
Buy		12,839	04/2011	RBS	674	0	674
Sell		4,138	04/2011	RBS	0	(41)	(41)
Buy		32,106	04/2011	UBS	0	(69)	(69)
Sell		35,667	04/2011	UBS	69	(45)	24
Buy	BRL	2,024	04/2011	BCLY	47	0	47
Sell		2,024	04/2011	CITI	0	(29)	(29)
Buy		2,024	06/2011	CITI	30	0	30
Buy	CAD	194	04/2011	BCLY	0	0	0
Sell		4,000	04/2011	MSC	0	(31)	(31)
Sell		3,500	05/2011	DUB	0	(25)	(25)
Sell		8,600	05/2011	GSC	0	(66)	(66)
Sell		1,453	05/2011	HSBC	0	(13)	(13)
Sell		6,357	05/2011	RBC	0	(60)	(60)
Sell		25,487	06/2011	BCLY	0	(130)	(130)
Buy		13,057	06/2011	BNP	112	0	112
Buy	CHF	451	05/2011	BNP	11	0	11
Buy	CLP	30,015	06/2011	DUB	1	0	1

78	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	17,268	04/2011	BCLY	$29	$0	$29
Sell		56,407	04/2011	CITI	0	(18)	(18)
Buy		8,909	04/2011	CSFB	15	0	15
Buy		5,677	04/2011	HSBC	9	0	9
Buy		7,012	04/2011	JPM	11	0	11
Buy		17,542	04/2011	MSC	29	0	29
Buy		51,380	06/2011	BCLY	195	0	195
Sell		55,228	06/2011	BCLY	0	(37)	(37)
Buy		55,609	06/2011	DUB	81	(21)	60
Buy		50,571	06/2011	HSBC	134	0	134
Buy		49,970	06/2011	JPM	65	0	65
Buy		111,492	06/2011	RBS	465	0	465
Buy		20,972	09/2011	BOA	78	0	78
Buy		20,644	09/2011	CITI	75	0	75
Buy		55,178	09/2011	HSBC	209	0	209
Buy		112,698	09/2011	JPM	452	0	452
Buy		11,540	11/2011	BCLY	8	(3)	5
Buy		6,784	11/2011	JPM	0	(7)	(7)
Buy		7,832	11/2011	RBS	1	0	1
Sell		3,000	11/2011	RBS	0	(3)	(3)
Buy		36,000	09/2015	BCLY	91	0	91
Buy		28,183	09/2015	BOA	86	0	86
Buy		81,153	09/2015	CITI	89	0	89
Buy		11,190	09/2015	JPM	5	0	5
Buy		27,317	09/2015	MSC	93	0	93
Buy	DKK	180,876	05/2011	BNP	898	0	898
Sell		66,589	05/2011	BNP	0	(54)	(54)
Buy	EUR	1,488	04/2011	BCLY	66	0	66
Buy		32,727	04/2011	BNP	119	(13)	106
Sell		13,406	04/2011	BNP	13	(8)	5
Buy		2,665	04/2011	BOA	99	0	99
Buy		81,638	04/2011	CITI	5,262	0	5,262
Sell		52,631	04/2011	CITI	86	(823)	(737)
Buy		2,074	04/2011	DUB	100	0	100
Buy		10,735	04/2011	JPM	325	0	325
Buy		10,100	04/2011	MSC	266	0	266
Sell		10,735	04/2011	MSC	0	(204)	(204)
Buy		5,058	04/2011	RBC	141	0	141
Sell		28,671	04/2011	RBC	0	(1,072)	(1,072)
Buy		22,018	04/2011	RBS	1,251	0	1,251
Sell		45,645	04/2011	RBS	0	(1,765)	(1,765)
Buy		37,796	04/2011	UBS	2,598	0	2,598
Sell		1,600	04/2011	UBS	0	(8)	(8)
Buy	GBP	573	04/2011	BCLY	0	(1)	(1)
Sell		0	04/2011	CITI	0	0	0
Buy		10,951	06/2011	BNP	0	(139)	(139)
Buy		112,912	06/2011	BOA	0	(255)	(255)
Sell		11,419	06/2011	CITI	13	0	13
Buy		4,660	06/2011	CSFB	13	0	13
Sell		11,419	06/2011	CSFB	19	0	19
Buy	IDR	2,033,200	04/2011	BCLY	4	0	4
Sell		30,000,000	04/2011	CITI	0	(3)	(3)
Buy		84,272,000	04/2011	JPM	517	0	517
Buy		28,034,260	07/2011	CITI	151	0	151
Sell		97,788,750	07/2011	CITI	0	(22)	(22)
Buy		24,392,940	07/2011	HSBC	180	0	180
Buy		8,507,000	07/2011	JPM	43	0	43
Buy		16,498,000	10/2011	DUB	77	0	77
Buy		34,828,510	10/2011	RBS	145	0	145
Buy		30,000,000	01/2012	CITI	9	0	9
Buy	INR	13,671	05/2011	BCLY	6	0	6
Buy		4,606	05/2011	JPM	4	0	4
Buy		489,292	08/2011	CITI	330	0	330
Buy		123,800	08/2011	DUB	73	0	73
Buy		319,500	08/2011	HSBC	167	0	167
Buy		106,200	08/2011	JPM	55	0	55
Buy		487,696	08/2011	RBS	224	0	224
Buy	JPY	30,728	04/2011	BCLY	0	(1)	(1)
Buy		2,436,846	04/2011	BNP	0	(269)	(269)
Sell		3,623	04/2011	BOA	1	0	1
Sell		8,212,312	04/2011	CITI	1,328	0	1,328
Buy		83,042	04/2011	DUB	0	(4)	(4)
Sell		3,132	04/2011	DUB	1	0	1
Buy		84,355,925	04/2011	JPM	0	(29,378)	(29,378)
Sell		12,139	04/2011	MSC	4	0	4

See Accompanying Notes	Annual Report	March 31, 2011	79

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	26,247	04/2011	RBC	$0	$(7)	$(7)
Sell		1,419,637	04/2011	RBC	97	0	97
Buy		26,261	04/2011	RBS	0	(3)	(3)
Sell		2,884,460	04/2011	RBS	116	0	116
Buy		4,911	04/2011	UBS	0	0	0
Buy		12,139	05/2011	CITI	0	(4)	(4)
Buy		28,352,835	05/2011	DUB	0	(190)	(190)
Buy	KRW	5,939,150	05/2011	BCLY	127	0	127
Sell		10,089,718	05/2011	BCLY	0	(96)	(96)
Buy		11,775,015	05/2011	CITI	279	0	279
Sell		4,757,188	05/2011	CITI	0	(18)	(18)
Buy		333,840	05/2011	GSC	10	0	10
Buy		781,000	05/2011	HSBC	15	0	15
Buy		36,514,701	05/2011	JPM	1,654	0	1,654
Sell		21,047,921	05/2011	JPM	0	(95)	(95)
Buy		1,567,000	05/2011	RBS	41	0	41
Sell		5,015,458	05/2011	RBS	0	(78)	(78)
Buy		8,899,535	08/2011	BCLY	214	0	214
Buy		7,481,264	08/2011	MSC	116	0	116
Buy		9,386,000	08/2011	RBS	88	0	88
Sell	MXN	63,450	07/2011	CITI	0	(40)	(40)
Buy		345,519	07/2011	DUB	575	0	575
Buy		105,304	07/2011	HSBC	222	0	222
Sell		168,619	07/2011	HSBC	0	(76)	(76)
Sell		70,159	07/2011	MSC	0	(38)	(38)
Buy		49,528	07/2011	UBS	129	0	129
Buy	MYR	2,100	08/2011	BCLY	9	0	9
Buy		8,600	08/2011	CITI	42	0	42
Sell		140	08/2011	CITI	0	(1)	(1)
Buy		3,631	08/2011	HSBC	16	0	16
Buy		2,558	08/2011	JPM	11	0	11
Sell	NOK	22,292	04/2011	RBS	0	(43)	(43)
Buy		10	04/2011	UBS	0	0	0
Buy		126,310	05/2011	BCLY	876	0	876
Buy		27,460	05/2011	CSFB	49	0	49
Buy		24,607	05/2011	UBS	59	0	59
Sell	NZD	22,355	04/2011	BCLY	0	(544)	(544)
Buy		402	04/2011	BOA	11	0	11
Buy		170	04/2011	DUB	3	0	3
Sell		822	04/2011	DUB	0	(7)	(7)
Buy		419	04/2011	RBC	14	0	14
Sell		21,531	04/2011	UBS	0	(192)	(192)
Buy	PHP	33,000	06/2011	BOA	0	(4)	(4)
Buy		530,430	06/2011	CITI	96	(25)	71
Buy		121,010	06/2011	DUB	31	0	31
Buy		90,912	06/2011	HSBC	19	0	19
Buy		124,313	06/2011	JPM	32	0	32
Buy		293,437	06/2011	MSC	100	0	100
Buy		112,153	06/2011	RBS	2	(16)	(14)
Buy	SEK	7,500	04/2011	BCLY	66	0	66
Buy		115,341	05/2011	BNP	357	0	357
Buy		3,255	05/2011	CITI	1	0	1
Buy		3,724	05/2011	DUB	9	0	9
Buy	SGD	13,027	06/2011	DUB	324	0	324
Buy		3,774	06/2011	HSBC	60	0	60
Buy		640	09/2011	BCLY	7	0	7
Buy		400	09/2011	CITI	5	0	5
Buy		200	09/2011	JPM	2	0	2
Buy		200	09/2011	RBS	3	0	3
Buy	TWD	96,633	04/2011	BCLY	8	0	8
Sell		96,633	04/2011	BCLY	0	(3)	(3)
Buy		2,135	04/2011	DUB	0	0	0
Sell		2,135	04/2011	DUB	0	(1)	(1)
Buy		70,000	04/2011	GSC	6	0	6
Sell		70,000	04/2011	GSC	0	(6)	(6)
Buy		274,028	04/2011	HSBC	0	(211)	(211)
Sell		274,028	04/2011	HSBC	0	(23)	(23)
Buy		60,000	04/2011	JPM	5	0	5
Sell		60,000	04/2011	JPM	0	(6)	(6)
Buy		96,633	01/2012	BCLY	6	0	6
Buy		70,000	01/2012	GSC	8	0	8
Buy		60,000	01/2012	HSBC	7	0	7
Buy		60,000	01/2012	JPM	9	0	9
Buy	ZAR	74	07/2011	JPM	0	0	0

					$24,377	$(37,193)	$(12,816)

80	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Australia
Bank Loan Obligations	$0	$5,200	$0	$5,200
Corporate Bonds & Notes	0	80,181	0	80,181
Mortgage-Backed Securities	0	28,396	0	28,396
Brazil
Corporate Bonds & Notes	0	22,003	0	22,003
Canada
Asset-Backed Securities	0	10,500	0	10,500
Corporate Bonds & Notes	0	32,262	0	32,262
Sovereign Issues	0	119,439	0	119,439
Cayman Islands
Asset-Backed Securities	0	0	20,609	20,609
Corporate Bonds & Notes	0	28,938	0	28,938
Denmark
Corporate Bonds & Notes	0	899	0	899
Sovereign Issues	0	12,478	0	12,478
France
Corporate Bonds & Notes	0	184,060	0	184,060
Sovereign Issues	0	153,366	0	153,366
Germany
Bank Loan Obligations	0	10,981	0	10,981
Corporate Bonds & Notes	0	42,329	0	42,329
Sovereign Issues	0	110,040	0	110,040
India
Corporate Bonds & Notes	0	0	3,480	3,480
Ireland
Asset-Backed Securities	0	4,048	0	4,048
Corporate Bonds & Notes	0	0	297	297
Mortgage-Backed Securities	0	4,740	0	4,740
Italy
Asset-Backed Securities	0	1,494	0	1,494
Corporate Bonds & Notes	0	23,833	0	23,833
Sovereign Issues	0	53,621	0	53,621
Japan
Sovereign Issues	0	15,951	0	15,951
Jersey, Channel Islands
Corporate Bonds & Notes	0	26,735	0	26,735
Luxembourg
Asset-Backed Securities	0	0	3,221	3,221
Corporate Bonds & Notes	0	11,377	0	11,377
Netherlands
Asset-Backed Securities	0	10,197	7,329	17,526
Corporate Bonds & Notes	0	99,297	0	99,297
Mortgage-Backed Securities	0	3,611	0	3,611
Sovereign Issues	0	95,912	0	95,912
New Zealand
Sovereign Issues	0	39,803	0	39,803
Norway
Corporate Bonds & Notes	0	13,012	15,800	28,812
Qatar
Corporate Bonds & Notes	0	961	0	961

Category and Subcategory (3)	Level 1 (4)	Level 2 5)	Level 3 (6)	Fair Value at 03/31/2011
Russia
Corporate Bonds & Notes	$0	$9,763	$0	$9,763
South Korea
Sovereign Issues	0	8,504	0	8,504
Spain
Sovereign Issues	0	0	52,304	52,304
Sweden
Corporate Bonds & Notes	0	32,114	0	32,114
Switzerland
Corporate Bonds & Notes	0	10,242	0	10,242
United Kingdom
Asset-Backed Securities	0	2,706	0	2,706
Corporate Bonds & Notes	0	241,735	16,727	258,462
Mortgage-Backed Securities	0	59,277	0	59,277
Sovereign Issues	0	97,349	0	97,349
United States
Asset-Backed Securities	0	26,072	0	26,072
Bank Loan Obligations	0	20,904	0	20,904
Corporate Bonds & Notes	0	386,368	0	386,368
Mortgage-Backed Securities	0	255,773	0	255,773
Municipal Bonds & Notes	0	58,186	0	58,186
Preferred Securities	2,392	0	0	2,392
U.S. Government Agencies	0	196,425	80,353	276,778
Virgin Islands (British)
Corporate Bonds & Notes	0	2,689	0	2,689
Short-Term Instruments
Certificates of Deposit	0	33,518	0	33,518
Commercial Paper	0	9,547	0	9,547
Repurchase Agreements	0	4,000	0	4,000
Japan Treasury Bills	0	94,728	0	94,728
U.S. Treasury Bills	0	43,999	0	43,999
PIMCO Short-Term Floating NAV Portfolio	31,796	0	0	31,796
	$34,188	$2,839,563	$200,120	$3,073,871

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,156	0	7,156
Foreign Exchange Contracts	0	24,377	0	24,377
Interest Rate Contracts	1,075	3,948	0	5,023
	$1,075	$35,481	$0	$36,556

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,638)	0	(1,638)
Foreign Exchange Contracts	0	(38,416)	0	(38,416)
Interest Rate Contracts	(14,843)	(10,018)	(1,100)	(25,961)

	$(14,843)	$(50,072)	$(1,100)	$(66,015)

Totals	$20,420	$2,824,972	$199,020	$3,044,412

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Canada
Corporate Bonds & Notes	$16,363	$0	$0	$0	$0	$1,112	$0	$(17,475)	$0	$0
Cayman Islands
Asset-Backed Securities	0	21,045	(386)	8	10	(68)	0	0	20,609	(68)
India
Corporate Bonds & Notes	0	3,500	0	0	0	(20)	0	0	3,480	(20)

See Accompanying Notes	Annual Report	March 31, 2011	81

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Ireland
Corporate Bonds & Notes	$0	$263	$0	$(3)	$0	$37	$0	$0	$297	$37
Luxembourg
Asset-Backed Securities	0	3,128	0	2	0	91	0	0	3,221	91
Netherlands
Asset-Backed Securities	0	8,086	(915)	24	50	84	0	0	7,329	84
Norway
Corporate Bonds & Notes	0	15,800	0	0	0	0	0	0	15,800	0
Spain
Sovereign Issues	0	52,409	0	0	0	(105)	0	0	52,304	(105)
United Kingdom
Corporate Bonds & Notes	430	0	0	0	0	52	16,727	(482)	16,727	0
United States
U.S. Government Agencies	974	85,300	(5,938)	0	0	17	0	0	80,353	16

	$17,767	$189,531	$(7,239)	$31	$60	$1,200	$16,727	$(17,957)	$200,120	$35

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(752)	$0	$0	$(348)	$0	$0	$(1,100)	$(348)

Totals	$17,767	$189,531	$(7,991)	$31	$60	$852	$16,727	$(17,957)	$199,020	$(313)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$125	$125
Unrealized appreciation on foreign currency contracts	0	0	0	24,377	0	24,377
Unrealized appreciation on swap agreements	0	7,156	0	0	3,948	11,104

	$0	$7,156	$0	$24,377	$4,073	$35,606

Liabilities:
Written options outstanding	$0	$0	$0	$1,223	$8,728	$9,951
Variation margin payable (2)	0	0	0	0	611	611
Unrealized depreciation on foreign currency contracts	0	0	0	37,193	0	37,193
Unrealized depreciation on swap agreements	0	1,638	0	0	2,390	4,028

	$0	$1,638	$0	$38,416	$11,729	$51,783

82	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(211)	$(22)	$(233)
Net realized gain on futures contracts, written options and swaps	0	1,913	0	5,306	15,719	22,938
Net realized gain on foreign currency transactions	0	0	0	136,789	0	136,789

	$0	$1,913	$0	$141,884	$15,697	$159,494

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$6,884	$0	$1,214	$(22,718)	$(14,620)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	9,760	0	9,760

	$0	$6,884	$0	$10,974	$(22,718)	$(4,860)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(13,768) as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$1,850	$(1,740)	$110
BNP	3,841	(3,310)	531
BOA	146	(620)	(474)
CITI	7,258	(6,370)	888
CSFB	1,633	(1,609)	24
DUB	1,419	(4,500)	(3,081)
GSC	550	(510)	40
HSBC	371	0	371
JPM	(26,367)	22,884	(3,483)
MLP	10	(110)	(100)
MSC	752	(1,280)	(528)
RBC	(887)	980	93
RBS	(497)	412	(85)
UBS	2,405	(2,170)	235

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	83

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ANDORRA 0.2%

CORPORATE BONDS & NOTES 0.2%

EuroCredit CDO I Ltd.
2.277% due 09/03/2012	EUR	4,000	$5,504

Total Andorra (Cost $5,270)			5,504

AUSTRALIA 2.6%

BANK LOAN OBLIGATIONS 0.2%

Seven Media Group
6.855% due 02/07/2013	AUD	5,105	5,168
7.105% due 02/07/2013		1,475	1,493

			6,661

CORPORATE BONDS & NOTES 1.8%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014		3,300	3,396

Commonwealth Bank of Australia
3.492% due 08/13/2014		$4,300	4,505
5.750% due 12/17/2013	AUD	7,400	7,693

ING Bank Australia Ltd.
5.330% due 08/28/2013		2,000	2,067
5.750% due 06/24/2014		400	416
5.750% due 03/03/2015		3,000	3,104

Macquarie Bank Ltd.
2.600% due 01/20/2012		$15,000	15,256
3.300% due 07/17/2014		1,600	1,668

National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,577
5.750% due 12/19/2013	AUD	2,000	2,085

Westpac Banking Corp.
0.590% due 09/10/2014		$10,000	10,020
2.700% due 12/09/2014		5,000	5,063
5.173% due 05/25/2017	AUD	1,000	1,022

			57,872

MORTGAGE-BACKED SECURITIES 0.5%

Medallion Trust
0.442% due 05/25/2035		$1,524	1,494

Puma Finance Ltd.
0.384% due 02/21/2038		2,363	2,280
4.980% due 08/22/2037	AUD	2,587	2,576
5.350% due 07/12/2036		1,161	1,172

Superannuation Members Home Loans Global Fund
0.590% due 03/09/2036		$3,221	3,197

Swan Trust
0.392% due 05/12/2037		182	178

Torrens Trust
5.230% due 10/19/2038	AUD	5,832	5,896

			16,793

SOVEREIGN ISSUES 0.1%

New South Wales Treasury Corp.
6.000% due 05/01/2012		3,350	3,503

Total Australia (Cost $77,179)			84,829

BRAZIL 0.4%

CORPORATE BONDS & NOTES 0.4%

Petrobras International Finance Co.
3.875% due 01/27/2016		$10,700	10,811
5.375% due 01/27/2021		3,400	3,423

Total Brazil (Cost $14,058)			14,234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 5.7%

ASSET-BACKED SECURITIES 0.6%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	18,300	$19,025

Ford Auto Securitization Trust
4.817% due 10/15/2012		1,534	1,615

			20,640

CORPORATE BONDS & NOTES 1.1%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	5,786

Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		15,900	15,687

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	6,922

Honda Canada Finance, Inc.
1.476% due 03/26/2012		3,000	3,084

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,909

			34,388

SOVEREIGN ISSUES 4.0%

Canada Government International Bond
1.500% due 06/01/2012		23,400	24,146
1.500% due 12/01/2012		11,200	11,512
1.750% due 03/01/2013		89,200	91,894

			127,552

Total Canada (Cost $178,906)			182,580

CAYMAN ISLANDS 1.3%

ASSET-BACKED SECURITIES 0.5%

Aurum CLO Ltd.
1.003% due 04/15/2014		$2,000	1,965

Duane Street CLO
0.562% due 11/08/2017		4,658	4,453

Hillmark Funding
0.562% due 05/21/2021		8,500	7,908

Premium Loan Trust Ltd.
0.683% due 10/25/2014		1,072	1,037

			15,363

CORPORATE BONDS & NOTES 0.8%

IPIC GMTN Ltd.
5.000% due 11/15/2020		3,000	2,921

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,200	11,858

Transocean, Inc.
4.950% due 11/15/2015		9,600	10,144

			24,923

Total Cayman Islands (Cost $39,147)			40,286

CHILE 0.2%

CORPORATE BONDS & NOTES 0.2%

Banco Santander Chile
1.903% due 01/19/2016		$7,400	7,380

Total Chile (Cost $7,400)			7,380

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	891	182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Realkredit Danmark A/S
2.340% due 01/01/2038	DKK	14,218	$2,585

Total Denmark (Cost $2,539)			2,767

FRANCE 9.8%

ASSET-BACKED SECURITIES 0.0%

AUTO Asset-Backed Securities SRL
1.197% due 02/25/2019	EUR	146	205

CORPORATE BONDS & NOTES 5.4%

BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012		4,000	5,669
3.000% due 07/23/2013		800	1,141
4.750% due 05/28/2013		3,800	5,617

BPCE S.A.
6.117% due 10/29/2049		4,100	5,182

Cie de Financement Foncier
1.625% due 07/23/2012		$25,000	25,050
2.000% due 02/17/2012	EUR	6,700	9,502
2.250% due 01/25/2013		11,700	16,498
2.500% due 09/16/2015		$16,100	15,587
4.500% due 01/09/2013	EUR	3,500	5,132

Dexia Credit Local
2.000% due 03/05/2013		$10,850	10,771

Dexia Credit Local S.A.
0.553% due 01/12/2012		5,300	5,276
0.784% due 04/29/2014		12,100	12,042
2.750% due 01/10/2014		36,100	36,010
2.750% due 04/29/2014		4,800	4,773

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	2,100	2,992

General Electric Societe de Credit Foncier
3.750% due 07/22/2014		2,900	4,161

Vivendi S.A.
5.750% due 04/04/2013		$7,000	7,516

			172,919

SOVEREIGN ISSUES 4.4%

France Government Bond
3.500% due 04/25/2015	EUR	4,600	6,724
3.750% due 10/25/2019		1,700	2,440
4.000% due 04/25/2018		43,600	64,348
4.250% due 04/25/2019		25,800	38,439
4.250% due 10/25/2023		19,588	28,776

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		100	142

			140,869

Total France (Cost $314,876)			313,993

GERMANY 8.5%

ASSET-BACKED SECURITIES 0.0%

Driver One GmbH
0.987% due 10/21/2015	EUR	36	50

BANK LOAN OBLIGATIONS 0.3%

Kabel Deutschland Holding AG
4.198% due 09/13/2015		1,000	1,423
4.948% due 12/20/2016		6,800	9,701

			11,124

CORPORATE BONDS & NOTES 2.2%

IKB Deutsche Industriebank AG
2.125% due 09/10/2012		17,600	25,004
2.875% due 01/27/2012		2,200	3,152

84	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	20,500	$28,522
3.875% due 01/21/2019		8,500	12,288

Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017		1,500	2,243

			71,209

SOVEREIGN ISSUES 6.0%

FMS Wertmanagement
1.012% due 01/20/2014 (j)	EUR	20,300	28,855

Republic of Germany
2.000% due 02/26/2016		7,600	10,445
2.250% due 04/10/2015		4,600	6,479
3.750% due 01/04/2015		1,000	1,489
3.750% due 01/04/2019		12,100	17,836
4.000% due 01/04/2018		42,550	63,857
5.625% due 01/04/2028		3,070	5,300
6.500% due 07/04/2027		30,260	56,758

			191,019

Total Germany (Cost $259,342)			273,402

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%

ICICI Bank Ltd.
2.062% due 02/24/2014		$3,500	3,480

Total India (Cost $3,500)			3,480

IRELAND 0.3%

ASSET-BACKED SECURITIES 0.1%

Dryden Leveraged Loan CDO
1.719% due 08/08/2022	EUR	3,600	4,701

SC Germany Auto
1.035% due 07/10/2019		268	380

			5,081

MORTGAGE-BACKED SECURITIES 0.2%

DECO Series
1.201% due 10/27/2019		38	51

German Residential Asset Note Distributor PLC
1.252% due 07/20/2016		1,411	1,889

Immeo Residential Finance PLC
1.333% due 12/15/2016		3,099	4,182

			6,122

Total Ireland (Cost $10,510)			11,203

ITALY 1.8%

CORPORATE BONDS & NOTES 0.8%

Intesa Sanpaolo SpA
2.712% due 02/24/2014		$8,900	9,022
6.500% due 02/24/2021		15,000	15,752

			24,774

MORTGAGE-BACKED SECURITIES 0.0%

Argo Mortgage SRL
1.551% due 10/28/2036	EUR	30	42

SOVEREIGN ISSUES 1.0%

Italy Buoni Poliennali Del Tesoro
4.750% due 02/01/2013		21,600	31,745

Total Italy (Cost $54,485)			56,561

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 1.4%

SOVEREIGN ISSUES 1.4%

Japan Government International Bond
0.200% due 02/15/2012	JPY	2,830,000	$34,035
2.300% due 06/20/2035		60,000	743
2.400% due 03/20/2034		950,000	12,005

Total Japan (Cost $39,919)			46,783

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.1%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,030	1,465

CORPORATE BONDS & NOTES 0.2%

WPP PLC
6.000% due 04/04/2017	GBP	4,075	6,983

Total Jersey, Channel Islands (Cost $6,281)			8,448

LUXEMBOURG 0.9%

ASSET-BACKED SECURITIES 0.2.%

Harvest CLO S.A.
2.003% due 03/29/2017	EUR	3,398	4,439

Penta CLO S.A.
1.478% due 06/04/2024		3,002	3,841

			8,280

CORPORATE BONDS & NOTES 0.7%

Sunrise Communications International S.A.
7.000% due 12/31/2017		1,500	2,222

Telenet Finance Luxembourg SCA
6.375% due 11/15/2020		1,500	2,091

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,197
6.550% due 10/01/2017		13,000	14,874

			21,384

Total Luxembourg (Cost $27,198)			29,664

MEXICO 0.0%

CORPORATE BONDS & NOTES 0.0%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	423

Total Mexico (Cost $540)			423

NETHERLANDS 4.8%

ASSET-BACKED SECURITIES 0.2%

Globaldrive BV
3.000% due 07/20/2015	EUR	3,400	4,832

CORPORATE BONDS & NOTES 4.1%

ABN AMRO Bank NV
3.750% due 01/12/2012		9,300	13,391

Achmea Hypotheekbank NV
0.660% due 11/03/2014		$7,200	7,169

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.
11.000% due 06/29/2049		2,000	2,613

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	19,000	27,558

ING Bank NV
2.250% due 08/31/2015		3,400	4,585
2.500% due 01/14/2016		$14,000	13,428

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.900% due 03/19/2014		$2,600	$2,756

LeasePlan Corp. NV
3.000% due 05/07/2012		1,920	1,967
3.125% due 02/10/2012	EUR	50	72
3.250% due 05/22/2014		5,300	7,641

NIBC Bank NV
0.690% due 12/02/2014		$22,500	22,515
2.800% due 12/02/2014		20,650	21,331
3.500% due 04/07/2014	EUR	3,700	5,360

Ziggo Finance BV
6.125% due 11/15/2017		1,800	2,557

			132,943

MORTGAGE-BACKED SECURITIES 0.1%

Arena BV
4.300% due 05/19/2055		500	709

Atomium Mortgage Finance BV
1.077% due 07/01/2034		180	246

Delphinus BV
1.311% due 09/25/2096		400	563

Dutch MBS BV
1.126% due 07/02/2037		181	251

Dutch Mortgage Portfolio Loans BV
1.336% due 11/20/2035		670	928

Saecure BV
1.237% due 05/25/2036		139	197

			2,894

SOVEREIGN ISSUES 0.4%

Netherlands Government International Bond
4.000% due 07/15/2018		100	148
4.500% due 07/15/2017		8,600	13,116

			13,264

Total Netherlands (Cost $150,914)			153,933

NEW ZEALAND 1.2%

SOVEREIGN ISSUES 1.2%

New Zealand Government Bond
5.000% due 03/15/2019	NZD	20,100	14,881
6.000% due 05/15/2021		29,700	23,247

Total New Zealand (Cost $37,648)			38,128

NORWAY 0.7%

CORPORATE BONDS & NOTES 0.7%

DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	11,500	15,463
4.125% due 02/01/2013		2,000	2,923
4.625% due 07/03/2013		3,100	4,522

Total Norway (Cost $21,261)			22,908

RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$3,600	4,339
10.500% due 03/25/2014		6,000	7,233

Total Russia (Cost $11,205)			11,572

See Accompanying Notes	Annual Report	March 31, 2011	85

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	$6,255

Total South Korea (Cost $6,479)			6,255

SPAIN 1.6%

SOVEREIGN ISSUES 1.6%

Instituto de Credito Oficial
2.941% due 03/25/2014	EUR	36,500	51,597

Total Spain (Cost $51,700)			51,597

SUPRANATIONAL 0.8%

CORPORATE BONDS & NOTES 0.8%

European Investment Bank
3.625% due 10/15/2011	EUR	17,300	24,825

Total Supranational (Cost $21,366)			24,825

SWITZERLAND 0.3%

CORPORATE BONDS & NOTES 0.3%

Tyco International Ltd.
7.000% due 12/15/2019		$7,000	8,435

Total Switzerland (Cost $7,132)			8,435

UNITED KINGDOM 13.4%

CORPORATE BONDS & NOTES 8.5%

Abbey National Treasury Services PLC
3.125% due 06/30/2014	EUR	21,800	30,236

Bank of Scotland PLC
4.375% due 07/13/2016		3,000	4,260
4.500% due 10/23/2013		500	726
5.250% due 07/24/2012	AUD	4,000	4,130
5.622% due 07/24/2012		7,600	7,891

Barclays Bank PLC
2.700% due 03/05/2012		$300	306
10.179% due 06/12/2021		4,480	5,712

BP Capital Markets PLC
0.450% due 04/11/2011		1,300	1,300
2.750% due 02/27/2012		300	305
3.125% due 10/01/2015		12,600	12,663
3.830% due 10/06/2017	EUR	2,700	3,782

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,592

Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,090

HBOS PLC
6.750% due 05/21/2018		2,000	1,958

LBG Capital No.1 PLC
8.000% due 12/29/2049		500	482
8.500% due 12/29/2049		20,900	19,577
11.040% due 03/19/2020	GBP	3,677	6,459

LBG Capital No.2 PLC
9.334% due 02/07/2020		5,000	8,262
11.250% due 09/14/2023		1,600	2,798

Lloyds TSB Bank PLC
2.653% due 01/24/2014		$6,600	6,771
12.000% due 12/29/2049		11,300	13,245

National Grid PLC
4.980% due 06/22/2011	CAD	4,900	5,087

Nationwide Building Society
2.875% due 09/14/2015	EUR	3,900	5,310
3.500% due 12/07/2015		6,250	8,720
4.625% due 09/13/2012		5,100	7,411

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/18/2012		$28,200	$29,612

Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,677

Royal Bank of Scotland Group PLC
1.203% due 04/23/2012		17,200	17,345
1.450% due 10/20/2011		8,000	8,050
2.650% due 04/23/2012		4,500	4,598
2.750% due 06/18/2013	EUR	13,700	19,322
3.750% due 11/14/2011		10,800	15,507
6.666% due 04/29/2049 (a)	CAD	700	593

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,562

Yorkshire Building Society
3.250% due 09/22/2015	EUR	4,700	6,384

			274,723

MORTGAGE-BACKED SECURITIES 2.0%

Arran Residential Mortgages Funding PLC
2.291% due 05/16/2047		7,700	10,907

Eurosail PLC
1.335% due 03/13/2045		600	732

Great Hall Mortgages PLC
0.439% due 06/18/2039		$2,195	1,870
1.300% due 03/18/2039	EUR	2,996	3,670

Holmes Master Issuer PLC
2.406% due 10/15/2054		8,100	11,516

Mansard Mortgages PLC
1.456% due 12/15/2049	GBP	13,877	20,134

Newgate Funding PLC
2.056% due 12/15/2050		3,000	3,095
2.423% due 12/15/2050	EUR	2,500	2,276
2.673% due 12/15/2050		4,100	3,226

RMAC Securities PLC
0.460% due 06/12/2044		$600	487
0.957% due 06/12/2044	GBP	1,900	2,544

Windermere CMBS PLC
1.023% due 04/24/2017		2,780	3,976

			64,433

SOVEREIGN ISSUES 2.9%

United Kingdom Gilt
4.250% due 06/07/2032		1,000	1,587
4.250% due 03/07/2036		8,750	13,799
4.500% due 03/07/2019		38,700	66,677
4.500% due 09/07/2034		3,700	6,046
4.750% due 03/07/2020		2,000	3,489

			91,598

Total United Kingdom (Cost $404,087)			430,754

UNITED STATES 33.8%

ASSET-BACKED SECURITIES 1.4%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$409	408

Accredited Mortgage Loan Trust
4.330% due 06/25/2033		310	264

Amortizing Residential Collateral Trust
0.830% due 07/25/2032		44	41

Amresco Residential Securities Mortgage Loan Trust
1.190% due 06/25/2029		221	191

Asset-Backed Funding Certificates
0.310% due 01/25/2037		143	142

Bear Stearns Asset-Backed Securities Trust
0.320% due 12/25/2036		236	221
0.330% due 10/25/2036		37	35

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.650% due 10/27/2032	$65	$59
0.910% due 10/25/2032	50	45
1.250% due 10/25/2037	132	88

BNC Mortgage Loan Trust
0.350% due 05/25/2037	1,673	1,486

Carrington Mortgage Loan Trust
0.300% due 01/25/2037	688	677
0.570% due 10/25/2035	125	118

Citigroup Mortgage Loan Trust, Inc.
0.310% due 07/25/2045	1,161	963
0.350% due 10/25/2036	5	5

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	306	321
6.681% due 12/01/2033	221	237

Countrywide Asset-Backed Certificates
0.300% due 07/25/2037	134	131
0.300% due 06/25/2047	359	355
0.320% due 06/25/2047	65	64
0.330% due 06/25/2037	3	3
0.330% due 10/25/2047	146	143
0.350% due 09/25/2047	2,347	2,307
0.430% due 09/25/2036	486	413
0.590% due 12/25/2036	1,127	510

Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 01/25/2032	67	55

Credit-Based Asset Servicing & Securitization LLC
0.310% due 11/25/2036	16	14

First Alliance Mortgage Loan Trust
0.484% due 12/20/2027	13	9

First Franklin Mortgage Loan Asset- Backed Certificates
0.300% due 11/25/2036	42	41

Fremont Home Loan Trust
0.360% due 02/25/2036	20	20

Home Equity Asset Trust
0.310% due 05/25/2037	196	191
0.850% due 11/25/2032	2	1

JPMorgan Mortgage Acquisition Corp.
0.300% due 10/25/2036	87	85
0.340% due 10/25/2036	388	378
0.360% due 08/25/2036	158	70

Long Beach Mortgage Loan Trust
0.530% due 10/25/2034	12	10

Merrill Lynch Mortgage Investors, Inc.
0.330% due 09/25/2037	50	14
0.370% due 02/25/2037	113	67

Mesa Trust Asset-Backed Certificates
1.050% due 12/25/2031	289	212

Nationstar Home Equity Loan Trust
0.310% due 06/25/2037	124	123
0.370% due 04/25/2037	9	9

Popular ABS Mortgage Pass-Through Trust
0.340% due 06/25/2047	224	203

Renaissance Home Equity Loan Trust
0.750% due 12/25/2033	139	120

Residential Asset Mortgage Products, Inc.
0.320% due 02/25/2037	26	26
0.810% due 06/25/2032	7	5

Residential Asset Securities Corp.
0.320% due 02/25/2037	50	49
0.750% due 07/25/2032 (a)	202	113

Securitized Asset-Backed Receivables LLC Trust
0.380% due 05/25/2037	382	305

SLC Student Loan Trust
0.760% due 06/15/2017	87	87

86	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
0.303% due 07/25/2017		$164	$163
0.509% due 12/17/2018		14	14
0.803% due 10/25/2017		9,100	9,116
0.983% due 07/25/2013		157	157
1.803% due 04/25/2023		23,495	24,281

Soundview Home Equity Loan Trust
0.310% due 11/25/2036		58	21

Structured Asset Securities Corp.
0.540% due 01/25/2033		13	12

Wells Fargo Home Equity Trust
0.480% due 10/25/2035		161	160

			45,358

BANK LOAN OBLIGATIONS 0.7%

American General Finance Corp.
7.250% due 04/21/2015		2,000	2,006

CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,045

Ford Motor Co.
3.010% due 12/15/2013		5,272	5,276

Graham Packaging Co. LP
6.000% due 09/23/2016		1,393	1,406

HCA, Inc.
1.557% due 11/17/2012		2,000	1,990
2.557% due 11/14/2013		1,000	997

Intelsat Ltd.
5.250% due 04/02/2018		1,800	1,814

Novelis, Inc.
4.000% due 12/17/2016		1,000	1,004

Remy International, Inc.
6.250% due 12/17/2016		1,000	1,009

Seven Media Group
6.755% due 02/07/2013	AUD	1,181	1,195

Texas Competitive Electric Holdings Co. LLC
3.746% due 10/10/2014		$113	95
3.759% due 10/10/2014		2,767	2,332
3.803% due 10/10/2014		30	25

US Airways Group, Inc.
2.752% due 03/23/2014		986	902

			23,096

CORPORATE BONDS & NOTES 12.7%

Ally Financial, Inc.
6.625% due 05/15/2012		10,432	10,872
7.000% due 02/01/2012		6,955	7,190
8.300% due 02/12/2015		6,200	6,812

Altria Group, Inc.
9.700% due 11/10/2018		11,500	15,125

American International Group, Inc.
0.413% due 10/18/2011		5,000	4,979
4.875% due 03/15/2067	EUR	3,600	4,273
5.600% due 10/18/2016		$1,300	1,353
5.750% due 03/15/2067	GBP	8,200	11,379
8.000% due 05/22/2068	EUR	4,600	6,552
8.250% due 08/15/2018		$300	352

Anadarko Petroleum Corp.
6.125% due 03/15/2012 (f)		3,900	4,064

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,134
6.500% due 01/15/2014		1,000	1,120

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,860

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	10,100	$14,527
4.250% due 04/05/2017		800	1,123

Bank of America Corp.
4.000% due 03/28/2018		6,000	8,068
4.750% due 05/23/2017		12,700	17,175

Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,300	1,460

Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,304

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,686

Brunswick Corp.
11.750% due 08/15/2013		3,000	3,585

Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	2,973

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	11,113

Citigroup, Inc.
0.858% due 01/16/2012	GBP	5,800	9,210
1.238% due 03/05/2014	EUR	400	549
3.625% due 11/30/2017		8,250	11,021
6.000% due 08/15/2017		$8,900	9,670
6.400% due 03/27/2013	EUR	1,800	2,690

CNA Financial Corp.
5.850% due 12/15/2014		$3,000	3,233

Computer Sciences Corp.
6.500% due 03/15/2018		5,300	5,758

Daimler Finance North America LLC
6.500% due 11/15/2013		400	447

Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,112

HCP, Inc.
5.650% due 12/15/2013		6,000	6,498
5.950% due 09/15/2011		1,000	1,022

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,962
5.400% due 02/15/2012		2,700	2,757
5.750% due 06/15/2011		1,000	1,009
5.875% due 05/01/2013		8,850	9,116
6.500% due 09/01/2014		8,800	9,438
6.625% due 11/15/2013		8,000	8,320
6.750% due 09/01/2016		7,100	7,632

JPMorgan Chase & Co.
3.450% due 03/01/2016		10,100	10,057
6.300% due 04/23/2019		1,300	1,439

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		4,670	4,777

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	504

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		800	212
6.875% due 05/02/2018 (a)		7,000	1,872

Lennar Corp.
5.950% due 10/17/2011		3,100	3,162

Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,388

Loews Corp.
5.250% due 03/15/2016		1,200	1,298

Macy's Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,275

Masco Corp.
5.875% due 07/15/2012		1,000	1,047

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
1.387% due 08/25/2014	EUR	300	$411
1.388% due 05/30/2014		7,000	9,604
1.466% due 07/22/2014		10,000	13,777
1.947% due 09/27/2012		2,700	3,738
6.750% due 05/21/2013		1,600	2,415
6.875% due 04/25/2018		$100	111

Morgan Stanley
1.388% due 11/29/2013	EUR	5,050	6,960
1.395% due 04/13/2016		2,000	2,644
1.426% due 01/16/2017		2,650	3,477
1.903% due 01/24/2014		$16,700	17,045

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	5,364

RBS Capital Trust I
4.709% due 12/29/2049 (a)		1,560	1,213

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,244

Reynolds American, Inc.
6.750% due 06/15/2017		500	572

Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,385

Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,520

Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,625

SLM Corp.
5.125% due 08/27/2012		400	413
5.375% due 05/15/2014		600	622
8.450% due 06/15/2018		2,000	2,243

Southwest Airlines Co.
5.125% due 03/01/2017		1,100	1,141
6.500% due 03/01/2012		500	523

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,562

Sprint Capital Corp.
8.750% due 03/15/2032		800	855

Union Pacific Corp.
7.000% due 02/01/2016		1,000	1,174

WM Covered Bond Program
3.875% due 09/27/2011	EUR	13,100	18,736
4.375% due 05/19/2014		6,800	9,886

			406,814

MORTGAGE-BACKED SECURITIES 7.6%

Adjustable Rate Mortgage Trust
2.969% due 09/25/2035		$645	503

American Home Mortgage Assets
0.440% due 05/25/2046		681	414
0.460% due 10/25/2046		2,387	1,360
0.480% due 09/25/2046 (a)		485	64
1.012% due 02/25/2047		7,108	3,581
1.232% due 11/25/2046		10,819	5,203

Banc of America Funding Corp.
2.796% due 02/20/2036		1,973	1,895
5.500% due 08/25/2035		9,766	9,893
5.641% due 03/20/2036		956	840
5.864% due 01/20/2047		680	484
5.937% due 10/20/2046		254	175

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		10,926	10,339

Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		1,050	847
3.184% due 09/25/2035		213	180
5.311% due 04/25/2035		1,398	1,258

See Accompanying Notes	Annual Report	March 31, 2011	87

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
0.420% due 01/25/2037	$14,804	$9,229

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035	2,791	2,695
2.710% due 03/25/2035	4,934	4,752
2.839% due 05/25/2034	708	682
2.864% due 02/25/2034	83	75
2.875% due 10/25/2033	431	444
2.934% due 03/25/2035	961	927
3.086% due 01/25/2035	1,575	1,437
3.607% due 11/25/2034	23	23
4.137% due 05/25/2034	369	368

Bear Stearns Alt-A Trust
2.663% due 01/25/2036	134	78
2.802% due 02/25/2036 (a)	7,429	3,793
2.928% due 11/25/2035 (a)	233	142
2.929% due 08/25/2036 (a)	490	265
2.987% due 09/25/2035	6,399	5,010
4.198% due 08/25/2036 (a)	1,489	483
5.089% due 11/25/2036	5,389	3,420
5.233% due 11/25/2036	1,275	847
5.999% due 08/25/2036	3,976	2,731

Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	6,359	6,276

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	1,809	1,721
2.560% due 08/25/2035	2,092	1,864
2.650% due 10/25/2035	8,065	6,967
2.820% due 12/25/2035	435	404
5.686% due 03/25/2037	2,289	1,321
5.770% due 09/25/2037	3,362	2,398

Countrywide Alternative Loan Trust
0.420% due 01/25/2037	1,480	882
0.434% due 02/20/2047	804	451
0.440% due 09/25/2046	2,289	1,287
0.448% due 12/20/2046	8,503	4,904
0.450% due 05/25/2036	163	101
0.460% due 07/25/2046	146	88
0.464% due 03/20/2046	196	115
0.464% due 07/20/2046	1,947	878
0.480% due 08/25/2046	527	95
0.600% due 05/25/2037	1,441	853
1.312% due 12/25/2035	204	129
1.812% due 11/25/2035	908	563
2.352% due 11/25/2035	773	479
5.250% due 06/25/2035	607	543
5.663% due 02/25/2037	602	455
6.000% due 10/25/2032	12	13
6.000% due 01/25/2037	2,892	2,219
6.000% due 04/25/2037	1,243	833
6.250% due 08/25/2037	1,057	703

Countrywide Home Loan Mortgage Pass-Through Trust
0.520% due 03/25/2035	2,045	1,657
0.540% due 04/25/2035	46	29
0.570% due 03/25/2035	1,515	954
0.580% due 02/25/2035	34	26
2.800% due 02/20/2036	2,607	1,701
2.969% due 08/25/2034	237	203
2.984% due 08/25/2034	226	169
3.118% due 11/25/2034	915	800
4.195% due 11/19/2033	70	70
4.980% due 02/25/2047	1,072	729
5.103% due 03/25/2037	1,056	628

Credit Suisse First Boston Mortgage Securities Corp.
1.400% due 03/25/2034	745	639
1.962% due 05/25/2032	28	29
2.495% due 07/25/2033	77	75
2.675% due 08/25/2033	365	370

DBUBS Mortgage Trust
0.246% due 11/10/2046 (b)	15,842	287
1.402% due 11/10/2046 (b)	41,242	2,717

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.574% due 07/19/2045	$405	$93

First Horizon Asset Securities, Inc.
2.708% due 12/25/2033	405	402
2.921% due 08/25/2035	438	353
5.290% due 10/25/2035	843	775

First Republic Mortgage Loan Trust
0.605% due 11/15/2031	159	147

GMAC Mortgage Corp. Loan Trust
3.025% due 06/25/2034	93	82

Greenpoint Mortgage Funding Trust
0.330% due 10/25/2046	239	219
0.330% due 01/25/2047	204	188
0.430% due 01/25/2037	1,274	798
0.460% due 04/25/2036	1,075	640
0.520% due 11/25/2045	234	155

Greenpoint Mortgage Pass-Through Certificates
2.940% due 10/25/2033	84	72

GS Mortgage Securities Corp. II
1.142% due 03/06/2020	267	267

GSR Mortgage Loan Trust
1.990% due 03/25/2033	465	468
2.796% due 09/25/2035	1,916	1,878
3.044% due 01/25/2035	2,087	1,972

Harborview Mortgage Loan Trust
0.434% due 07/19/2046	2,748	1,698
0.444% due 09/19/2037	912	635
0.444% due 01/19/2038	2,337	1,546
0.474% due 05/19/2035	1,927	1,325
0.494% due 03/19/2036	361	229
2.936% due 07/19/2035	401	327
3.025% due 05/19/2033	794	805

Homebanc Mortgage Trust
5.753% due 04/25/2037	1,600	961
5.797% due 04/25/2037	880	763

Impac CMB Trust
1.250% due 07/25/2033	101	92

Indymac INDA Mortgage Loan Trust
5.062% due 11/25/2035	4,663	4,092
5.640% due 08/25/2036	1,600	1,191

Indymac INDB Mortgage Loan Trust
0.550% due 11/25/2035	525	264

Indymac Index Mortgage Loan Trust
0.440% due 04/25/2037	369	81
0.440% due 09/25/2046	6,880	4,102
0.490% due 06/25/2037	375	236
0.500% due 02/25/2037	1,100	315
0.550% due 06/25/2037 (a)	910	369
2.677% due 12/25/2034	271	206

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,026	958
5.550% due 10/25/2036	1,228	1,178

JPMorgan Mortgage Trust
2.162% due 11/25/2033	480	484
5.376% due 02/25/2036	2,035	1,858
5.437% due 09/25/2035	1,102	1,027

MASTR Adjustable Rate Mortgages Trust
0.460% due 04/25/2046	3,984	2,256
0.550% due 05/25/2047	1,700	596
2.899% due 11/21/2034	639	641

MASTR Alternative Loans Trust
0.650% due 03/25/2036	627	199

Mellon Residential Funding Corp.
0.735% due 06/15/2030	111	110
2.610% due 10/20/2029	69	64

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
5.965% due 08/12/2049	$700	$752

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036	2,355	1,812
0.500% due 08/25/2036	401	328
2.305% due 02/25/2033	265	256
2.753% due 06/25/2035	1,324	1,181

MLCC Mortgage Investors, Inc.
0.500% due 11/25/2035	98	85
1.707% due 10/25/2035	4,606	4,234

RBSCF Trust
6.013% due 12/16/2049	4,600	5,070

Residential Accredit Loans, Inc.
0.400% due 02/25/2047	3,257	1,667
0.430% due 06/25/2046	5,949	2,420
0.450% due 12/25/2046	1,400	374
0.460% due 04/25/2046	95	40
0.520% due 05/25/2046 (a)	1,194	279
0.554% due 09/25/2046	1,867	264

Residential Asset Securitization Trust
0.700% due 12/25/2036 (a)	676	292
5.750% due 02/25/2036 (a)	620	471
6.250% due 10/25/2036 (a)	747	526
6.500% due 08/25/2036 (a)	1,123	723

Residential Funding Mortgage Securities I
3.249% due 09/25/2035	542	380
6.500% due 03/25/2032	144	150

Sovereign Commercial Mortgage Securities Trust
5.825% due 07/22/2030	2,081	2,141

Structured Adjustable Rate Mortgage Loan Trust
2.585% due 02/25/2034	456	443
2.651% due 08/25/2035	1,363	1,103
2.652% due 04/25/2034	656	601
5.097% due 09/25/2036	1,600	948
5.157% due 05/25/2036	1,600	1,251
5.205% due 09/25/2034	226	214

Structured Asset Mortgage Investments, Inc.
0.440% due 06/25/2036	213	144
0.460% due 05/25/2046	1,289	735
0.470% due 05/25/2036	2,154	1,285
0.470% due 09/25/2047	6,300	2,726
0.500% due 09/25/2047	335	58
0.503% due 07/19/2035	183	174
0.509% due 05/25/2046	685	134
0.550% due 08/25/2036	1,800	472
0.560% due 12/25/2035	20	13
0.834% due 07/19/2034	35	32
1.812% due 08/25/2047	3,393	2,016

Structured Asset Securities Corp.
2.768% due 10/25/2035	1,032	848
5.500% due 09/25/2035	2,000	1,854

Thornburg Mortgage Securities Trust
0.360% due 11/25/2046	287	284
0.370% due 10/25/2046	762	755
3.164% due 10/25/2043	185	175

WaMu Mortgage Pass-Through Certificates
0.480% due 04/25/2045	73	64
0.509% due 11/25/2045	3,214	2,729
0.530% due 11/25/2045	1,184	954
0.560% due 01/25/2045	914	776
1.012% due 03/25/2047	3,231	2,159
1.052% due 01/25/2047	1,702	1,031
1.062% due 06/25/2047	749	193
1.072% due 04/25/2047	7,364	5,539
1.292% due 06/25/2046	1,991	1,513
1.312% due 02/25/2046	589	469
1.514% due 05/25/2041	10	9
2.674% due 04/25/2035	1,000	881
2.696% due 06/25/2033	217	208

88	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.734% due 02/27/2034	$836	$859
2.984% due 07/25/2046	692	533
2.984% due 10/25/2046	412	309
3.648% due 02/25/2037	1,880	1,511
4.868% due 12/25/2036	7,349	5,787
5.444% due 02/25/2037	5,138	3,689
5.695% due 02/25/2037	1,887	1,449

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.500% due 07/25/2046	142	28
1.072% due 04/25/2047	771	165
1.082% due 04/25/2047	1,085	307
1.152% due 05/25/2047	735	211
1.252% due 07/25/2046	1,241	565

Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036	7,937	7,115
2.790% due 07/25/2035	1,090	1,014
2.888% due 10/25/2035	600	493
2.936% due 06/25/2035	3,685	3,702
4.694% due 12/25/2033	21	22
5.629% due 04/25/2036	750	373

		243,546

MUNICIPAL BONDS & NOTES 1.8%

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	3,800	4,010
7.550% due 04/01/2039	1,400	1,523

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	12,800	14,009
7.700% due 11/01/2030	1,100	1,141

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	275	263
7.350% due 07/01/2035	1,300	1,330

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,000	5,031
4.071% due 01/01/2014	2,900	2,904

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	2,625	2,672

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	8,322

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	7,400	8,197

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	6,200	5,783

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	594

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,003

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	99

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	$2,000	$2,009

		58,890

	SHARES
PREFERRED SECURITIES 0.2%
DG Funding Trust
0.685% due 04/01/2026	640	4,861
SLM Corp.
3.496% due 04/01/2026	20,000	426

		5,287

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 9.4%
Fannie Mae
0.350% due 01/25/2021	$42	42
0.370% due 03/25/2034	166	164
0.450% due 10/27/2037	800	795
0.550% due 03/25/2036	109	109
0.680% due 11/25/2040	14,842	14,837
0.700% due 11/25/2040	14,861	14,865
0.750% due 10/25/2040 - 12/25/2040	28,446	28,509
1.518% due 06/01/2043	165	164
2.142% due 12/01/2034	713	739
2.325% due 01/01/2023	51	53
2.415% due 11/01/2022	15	16
2.476% due 08/01/2023	125	131
2.482% due 04/01/2032	52	53
2.590% due 06/01/2035	1,364	1,433
2.639% due 08/01/2036	378	399
2.686% due 11/01/2034	4,259	4,490
2.758% due 12/01/2030	16	17
4.000% due 12/01/2040 - 03/01/2041	62,978	61,933
5.370% due 12/01/2015	2,553	2,758
6.000% due 04/25/2043 - 07/25/2044	2,817	3,114
Freddie Mac
0.220% due 05/04/2011 (g)	279	279
0.363% due 04/01/2011	3,187	3,187
0.605% due 12/15/2030	208	208
0.655% due 11/15/2016 - 03/15/2017	46	46
0.735% due 10/15/2040	10,279	10,293
0.855% due 12/15/2037	9,186	9,232
1.161% due 10/15/2040	17,767	17,677
1.513% due 10/25/2044	4,858	4,794
1.518% due 02/25/2045	354	345
2.485% due 06/01/2022	118	119
3.002% due 09/01/2035	229	240
4.500% due 07/15/2023	228	237
6.000% due 12/01/2033	1,602	1,746
6.500% due 11/15/2023	209	224
9.050% due 06/15/2019	2	3
Ginnie Mae
2.125% due 11/20/2021 - 11/20/2030	196	202
2.625% due 07/20/2022 - 08/20/2027	431	445
3.375% due 05/20/2022 - 05/20/2030	718	747
6.000% due 08/20/2034	10,995	11,963

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NCUA Guaranteed Notes
0.729% due 11/05/2020	$77,745	$77,660
0.819% due 12/08/2020	29,147	29,291

Small Business Administration
5.110% due 04/01/2025	177	187
6.344% due 08/01/2011	58	59

		303,805

Total United States (Cost $1,068,447)		1,086,796

SHORT-TERM INSTRUMENTS 4.3%

CERTIFICATES OF DEPOSIT 1.1%

Banco Do Brasil S.A.
0.000% due 02/15/2012	$18,900	19,042

Itau Unibanco S.A.
1.350% due 07/19/2011	15,450	15,387

		34,429

COMMERCIAL PAPER 0.5%

Vodafone Group PLC
0.880% due 01/19/2012	15,500	15,415

REPURCHASE AGREEMENTS 0.0%

Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011	1,000	1,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $1,024. Repurchase proceeds are $1,000.)
0.140% due 04/01/2011	500	500
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.625% due 04/30/2016 valued at $510. Repurchase proceeds are $500.)

		1,500

U.S. TREASURY BILLS 1.6%
0.155% due 06/09/2011 - 09/22/2011 (c)(e)(g)	49,951	49,921

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.1%
	3,622,338	36,289

Total Short-Term Instruments (Cost $137,123)		137,554

Total Investments 95.0% (Cost $2,958,512)		$3,054,294

Written Options (i) (0.3%) (Premiums $9,666)		(10,738)

Other Assets and Liabilities (Net) 5.3%		172,104

Net Assets 100.0%		$3,215,660

See Accompanying Notes	Annual Report	March 31, 2011	89

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $27,003 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $14,847 at a weighted average interest rate of 0.277%. On March 31, 2011, securities valued at $3,959 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $18,294 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euroyen June Futures	Long	06/2011	6,690	$354
90-Day Euribor December Futures	Long	12/2011	4,043	(5,492)
90-Day Euribor June Futures	Long	06/2011	2,804	(1,099)
90-Day Euribor September Futures	Long	09/2011	5,467	(5,222)
90-Day Eurodollar September Futures	Long	09/2011	880	55
Euro-Bobl June Futures	Long	06/2011	309	(371)
Euro-Bund 10-Year Bond June Futures	Long	06/2011	210	(32)
Japan Government 10-Year Bond June Futures	Long	06/2011	22	203
U.S. Treasury 10-Year Note June Futures	Long	06/2011	26	(16)

				$(11,620)

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.055%	$	5,000	$(70)	$0	$(70)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.521%		1,000	(16)	0	(16)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.354%		2,000	(12)	0	(12)
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	1.593%		1,700	4	0	4
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.421%		3,000	(98)	0	(98)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	1.226%		3,000	(214)	0	(214)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.452%		2,669	(8)	0	(8)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.875%		5,000	81	0	81
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.875%		5,000	75	35	40
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	1.234%		3,000	(18)	0	(18)
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.344%		3,600	(3)	0	(3)
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	1.863%		5,300	257	0	257
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	1.446%		1,000	23	243	(220)
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	1.446%		1,000	(181)	485	(666)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.133%		1,000	(2)	0	(2)
HCP, Inc.	MSC	(2.030%	)	12/20/2013	0.470%		6,000	(257)	0	(257)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.515%		2,700	35	0	35
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.342%		8,850	(517)	(419)	(98)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	1.515%		2,900	39	0	39
International Lease Finance Corp.	MSC	(1.360%	)	06/20/2011	1.214%		1,000	(1)	49	(50)
International Lease Finance Corp.	MSC	(1.540%	)	12/20/2013	2.623%		1,000	27	133	(106)
Lennar Corp.	CITI	(6.000%	)	12/20/2011	1.026%		2,400	(91)	0	(91)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	1.692%		700	(50)	0	(50)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.181%		4,000	(155)	548	(703)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.181%		1,000	(78)	98	(176)
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.031%		1,150	38	0	38
Macy's Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.569%		4,000	(150)	0	(150)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.088%		1,000	7	0	7
National Grid PLC	BCLY	(0.208%	)	06/20/2011	0.128%		4,300	(1)	0	(1)
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	0.578%		5,000	(24)	0	(24)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.295%		2,500	(18)	0	(18)
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.161%		1,200	(2)	0	(2)
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	0.492%		5,000	(68)	0	(68)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.672%		6,000	(56)	198	(254)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	0.672%		6,900	(81)	0	(81)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	1.204%		5,000	(268)	231	(499)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.530%		1,100	53	90	(37)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	0.343%		500	0	0	0
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	0.766%		5,000	(32)	0	(32)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.705%		1,400	10	0	10
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.698%		7,000	(227)	0	(227)
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.374%		800	(8)	31	(39)

90	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.380%	$	200	$(6)	$(3)	$(3)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.750%		6,400	(129)	0	(129)
WPP PLC	BCLY	(3.750%	)	06/20/2017	0.886%	GBP	2,425	(630)	0	(630)
WPP PLC	JPM	(3.750%	)	06/20/2017	0.886%		1,650	(429)	0	(429)

								$(3,251)	$1,719	$(4,970)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.595%	$	5,700	$339	$105	$234
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.457%		8,300	443	151	292
Australia Government Bond	BOA	1.000%	06/20/2015	0.427%		18,100	431	311	120
Australia Government Bond	DUB	1.000%	03/20/2016	0.505%		9,000	215	191	24
Australia Government Bond	RBS	1.000%	03/20/2016	0.505%		20,300	485	441	44
BP Capital Markets America, Inc.	BCLY	1.000%	12/20/2015	0.733%		6,000	74	(106)	180
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.173%		300	7	(8)	15
Brazil Government International Bond	BCLY	1.000%	12/20/2011	0.346%		600	3	3	0
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.346%		2,700	13	11	2
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.346%		5,700	29	26	3
Brazil Government International Bond	RBS	1.000%	12/20/2011	0.346%		3,400	17	15	2
California State General Obligation Bonds, Series 2003	CITI	2.950%	12/20/2020	2.074%		6,300	392	0	392
California State General Obligation Bonds, Series 2003	CITI	2.760%	03/20/2021	2.079%		4,900	241	0	241
California State General Obligation Bonds, Series 2003	GSC	2.910%	12/20/2020	2.183%		3,300	169	0	169
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	2.074%		9,700	570	0	570
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	2.079%		8,000	48	0	48
China Government International Bond	CITI	1.000%	03/20/2016	0.677%		1,300	21	14	7
China Government International Bond	DUB	1.000%	12/20/2015	0.647%		18,000	293	395	(102)
China Government International Bond	DUB	1.000%	03/20/2016	0.677%		1,900	29	20	9
China Government International Bond	GSC	1.000%	12/20/2015	0.647%		900	15	20	(5)
China Government International Bond	MSC	1.000%	12/20/2015	0.647%		15,400	251	299	(48)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.329%		3,400	79	0	79
Ensco PLC	CSFB	1.000%	03/20/2014	0.623%		8,500	97	(63)	160
France Government Bond	BOA	0.250%	12/20/2015	0.693%		500	(10)	(12)	2
France Government Bond	CITI	0.250%	12/20/2015	0.693%		26,400	(528)	(694)	166
France Government Bond	CITI	0.250%	03/20/2016	0.724%		9,800	(219)	(401)	182
France Government Bond	DUB	0.250%	12/20/2015	0.693%		5,300	(106)	(129)	23
France Government Bond	GSC	0.250%	12/20/2015	0.693%		13,000	(260)	(320)	60
France Government Bond	HSBC	0.250%	12/20/2015	0.693%		11,700	(234)	(250)	16
France Government Bond	MSC	0.250%	12/20/2015	0.693%		2,800	(56)	(68)	12
France Government Bond	UBS	0.250%	12/20/2015	0.693%		8,900	(178)	(189)	11
Illinois State General Obligation Bonds, Series 2006	CITI	2.900%	03/20/2021	2.391%		4,700	166	0	166
Japan Government International Bond	CSFB	1.000%	03/20/2016	0.965%		14,800	29	(104)	133
Japan Government International Bond	MSC	1.000%	03/20/2016	0.965%		1,500	3	(14)	17
Japan Government International Bond	UBS	1.000%	03/20/2016	0.965%		1,300	3	(9)	12
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.347%		12,300	63	49	14
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.347%		11,500	59	48	11
Pennsylvania State General Obligation Bonds, Series 2005	MSC	1.400%	03/20/2021	1.114%		7,900	175	0	175
Russia Government International Bond	CITI	1.000%	12/20/2011	0.294%		6,600	36	23	13
Russia Government International Bond	MLP	1.000%	12/20/2011	0.294%		12,500	68	45	23
Russia Government International Bond	MSC	1.000%	12/20/2011	0.294%		1,000	6	4	2
South Korea Government Bond	CITI	1.000%	12/20/2015	0.920%		8,800	35	96	(61)
South Korea Government Bond	DUB	1.000%	03/20/2016	0.956%		6,800	16	(19)	35
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.371%	EUR	28,300	(214)	(416)	202
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.450%	$	7,900	181	75	106
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.450%		8,700	198	65	133
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.450%		22,400	512	149	363
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.450%		28,800	659	187	472
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.512%		500	11	11	0
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%		19,200	431	432	(1)

							$5,107	$384	$4,723

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	$	44,900	$337	$55	$282
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015		7,600	(152)	(208)	56
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		7,900	(157)	(213)	56
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		23,200	(462)	(821)	359
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020		6,600	(328)	(363)	35

						$(762)	$(1,550)	$788

See Accompanying Notes	Annual Report	March 31, 2011	91

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$ 77,040	JPY	6,394,320	$402	$47	$355
Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/10/2016	JPM	11,220		920,000	270	(3)	273

							$672	$44	$628

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	21,500	$(47)	$0	$(47)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		35,500	(76)	0	(76)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		164,500	(304)	0	(304)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		149,400	(79)	109	(188)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		64,800	634	679	(45)
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BCLY	JPY	110,700,000	(82)	(58)	(24)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY	$	48,300	734	1,295	(561)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		176,600	2,687	1,798	889
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		10,000	152	155	(3)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		1,500	23	44	(21)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		61,300	932	1,099	(167)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		99,300	1,511	2,279	(768)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		11,200	160	117	43
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		22,500	319	219	100
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		37,200	529	391	138
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		19,000	270	584	(314)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		7,500	106	227	(121)
Pay	6-Month EUR-EURIBOR	2.000%	06/15/2012	BNP	EUR	35,700	(57)	17	(74)
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB	JPY	11,220,000	2,111	2,054	57
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		2,860,000	539	499	40
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		6,790,000	1,072	(269)	1,341
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		2,390,000	377	(97)	474
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC	MXN	218,700	(345)	(240)	(105)
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		49,700	(253)	(223)	(30)

							$10,913	$10,679	$234

(i)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/20/2011	218	$115	$(189)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	335	192	(79)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/21/2011	510	226	(441)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.500	04/21/2011	218	160	(255)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	907	393	(490)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	907	557	(178)

				$1,643	$(1,632)

92	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	99,700	$878	$(1,455)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,800	40	(99)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		176,300	1,396	(2,574)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		18,700	168	(239)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		40,400	411	(517)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		30,400	330	(389)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		26,000	270	(405)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		24,500	266	(314)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		28,600	271	(366)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		24,800	243	(387)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		28,900	320	(370)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		25,700	154	(3)

								$4,747	$(7,118)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.363	04/20/2011	EUR	57,100	$574	$(61)
Put - OTC EUR versus USD		1.383	05/04/2011		42,100	425	(227)
Put - OTC EUR versus USD		1.390	05/04/2011		31,600	328	(217)
Put - OTC EUR versus USD		1.400	05/04/2011		34,800	377	(327)
Call - OTC USD versus CLP	CLP	511.500	04/05/2011	$	19,400	288	0
Put - OTC USD versus JPY	JPY	76.500	04/20/2011		10,600	118	0
Call - OTC USD versus KRW	KRW	1,180.000	04/14/2011		25,000	179	0
Call - OTC USD versus MXN	MXN	12.800	04/12/2011		18,800	179	0

						$2,468	$(832)

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date		Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	18,400	$97	$(154)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		9,300	48	(78)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		47,000	511	(829)

						$656	$(1,061)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$6,400	$82	$(39)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	7,100	70	(56)

						$152	$(95)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	1,234	$506,900	AUD	0	EUR	11,000	GBP	38,700	$5,183
Sales	11,286	1,626,390		137,400		737,000		6,800	22,780
Closing Buys	(9,020)	(954,600)		(22,900)		(441,000)		0	(11,214)
Expirations	(405)	(264,090)		(114,500)		(141,400)		(45,500)	(5,677)
Exercised	0	(221,800)		0		0		0	(1,406)

Balance at 03/31/2011	3,095	$692,800	AUD	0	EUR	165,600	GBP	0	$9,666

(j)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FMS Wertmanagement	1.012%	01/20/2014	01/13/2011	$27,061	$28,855	0.90%

See Accompanying Notes	Annual Report	March 31, 2011	93

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(k)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	23,188	04/2011	BCLY	$1,153	$0	$1,153
Sell		3,507	04/2011	BCLY	0	(21)	(21)
Sell		3	04/2011	BNP	0	0	0
Buy		514	04/2011	BOA	11	0	11
Sell		7,561	04/2011	BOA	0	(84)	(84)
Sell		4,021	04/2011	CITI	0	(41)	(41)
Sell		31,427	04/2011	CSFB	0	(245)	(245)
Sell		11,999	04/2011	DUB	0	(642)	(642)
Sell		8,192	04/2011	HSBC	0	(40)	(40)
Buy		2,266	04/2011	RBS	114	0	114
Sell		3,954	04/2011	RBS	0	(39)	(39)
Buy		30,294	04/2011	UBS	0	(65)	(65)
Sell		34,094	04/2011	UBS	65	(48)	17
Buy	BRL	1,980	04/2011	BCLY	46	0	46
Sell		1,980	04/2011	CITI	0	(28)	(28)
Buy		1,980	06/2011	CITI	29	0	29
Buy	CAD	194	04/2011	BCLY	0	0	0
Sell		4,600	04/2011	MSC	0	(36)	(36)
Sell		4,300	05/2011	DUB	0	(31)	(31)
Sell		10,000	05/2011	GSC	0	(77)	(77)
Sell		1,883	05/2011	HSBC	0	(17)	(17)
Sell		7,535	05/2011	RBC	0	(71)	(71)
Sell		26,529	06/2011	BCLY	0	(134)	(134)
Sell		78,181	06/2011	BNP	0	(505)	(505)
Buy	CLP	31,472	06/2011	DUB	1	0	1
Buy	CNY	17,691	04/2011	BCLY	30	0	30
Sell		79,397	04/2011	CITI	0	(25)	(25)
Buy		9,134	04/2011	CSFB	15	0	15
Buy		5,842	04/2011	HSBC	9	0	9
Buy		7,012	04/2011	JPM	11	0	11
Buy		39,717	04/2011	MSC	66	0	66
Buy		60,529	06/2011	BCLY	228	0	228
Sell		82,669	06/2011	BCLY	0	(55)	(55)
Buy		35,403	06/2011	DUB	52	(13)	39
Buy		49,377	06/2011	HSBC	152	0	152
Buy		49,970	06/2011	JPM	65	0	65
Buy		125,854	06/2011	RBS	525	0	525
Buy		23,164	09/2011	BOA	86	0	86
Buy		22,802	09/2011	CITI	82	0	82
Buy		71,233	09/2011	HSBC	271	0	271
Buy		136,419	09/2011	JPM	547	0	547
Buy		21,737	11/2011	BCLY	13	(5)	8
Buy		12,780	11/2011	JPM	0	(13)	(13)
Buy		14,754	11/2011	RBS	3	0	3
Buy		25,039	09/2015	BCLY	35	0	35
Buy		8,289	09/2015	BOA	25	0	25
Buy		97,612	09/2015	CITI	51	0	51
Buy		23,610	09/2015	JPM	11	0	11
Buy		7,998	09/2015	MSC	27	0	27
Buy	DKK	22,090	05/2011	BNP	110	0	110
Buy		2,688	05/2011	BOA	14	0	14
Buy	EUR	295,745	04/2011	BCLY	1,301	0	1,301
Buy		1,881	04/2011	BNP	0	(2)	(2)
Sell		42,255	04/2011	BNP	3	(235)	(232)
Buy		13,073	04/2011	CITI	840	0	840
Buy		140	04/2011	DUB	6	0	6
Sell		287,655	04/2011	DUB	0	(10,074)	(10,074)
Buy		295,746	04/2011	GSC	1,124	0	1,124
Sell		287,655	04/2011	HSBC	0	(10,269)	(10,269)
Buy		295,745	04/2011	JPM	1,212	0	1,212
Buy		16,749	04/2011	RBS	952	0	952
Sell		282,526	04/2011	RBS	0	(11,200)	(11,200)
Buy		10,834	04/2011	UBS	102	0	102
Sell		295,745	05/2011	BCLY	0	(1,290)	(1,290)
Buy		1,354	05/2011	BNP	0	(4)	(4)
Sell		295,745	05/2011	GSC	0	(1,121)	(1,121)
Sell		295,745	05/2011	JPM	0	(1,200)	(1,200)
Sell	GBP	101,194	04/2011	BCLY	3,318	0	3,318
Buy		4,375	04/2011	BNP	0	(32)	(32)
Sell		109,627	04/2011	BNP	3,588	0	3,588
Buy		58,041	04/2011	CITI	0	(113)	(113)
Buy		2,041	04/2011	CSFB	6	0	6

94	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	44,943	04/2011	RBS	$43	$0	$43
Buy		3,272	04/2011	UBS	6	0	6
Sell		3,155	06/2011	BNP	23	0	23
Sell	IDR	26,000,000	04/2011	CITI	0	(3)	(3)
Buy		74,317,600	04/2011	JPM	456	0	456
Buy		33,620,120	07/2011	CITI	182	0	182
Sell		108,213,690	07/2011	CITI	0	(24)	(24)
Buy		30,077,980	07/2011	HSBC	222	0	222
Buy		9,995,000	07/2011	JPM	50	0	50
Buy		19,383,000	10/2011	DUB	91	0	91
Buy		40,919,580	10/2011	RBS	171	0	171
Buy		26,000,000	01/2012	CITI	8	0	8
Buy	INR	16,314	05/2011	BCLY	7	0	7
Buy		4,606	05/2011	JPM	3	0	3
Buy		456,957	08/2011	CITI	308	0	308
Buy		136,400	08/2011	DUB	81	0	81
Buy		352,200	08/2011	HSBC	184	0	184
Buy		116,923	08/2011	JPM	61	0	61
Buy		537,536	08/2011	RBS	247	0	247
Buy	JPY	384,237	04/2011	BCLY	0	(70)	(70)
Sell		521,298	04/2011	BCLY	116	0	116
Buy		652,787	04/2011	BNP	0	(72)	(72)
Sell		3,117,637	04/2011	BNP	106	0	106
Buy		100,000	04/2011	BOA	0	(20)	(20)
Sell		788,195	04/2011	BOA	0	(9)	(9)
Buy		796,646	04/2011	CITI	7	(211)	(204)
Sell		1,392,903	04/2011	CITI	148	0	148
Buy		293,599	04/2011	DUB	0	(186)	(186)
Buy		603,440	04/2011	JPM	0	(13)	(13)
Sell		2,655,421	04/2011	RBC	338	0	338
Buy		7,023,992	04/2011	RBS	0	(1,309)	(1,309)
Sell		7,545,927	04/2011	RBS	0	(108)	(108)
Buy	KRW	7,919,700	05/2011	BCLY	170	0	170
Sell		12,167,336	05/2011	BCLY	0	(128)	(128)
Buy		15,017,148	05/2011	CITI	356	0	356
Sell		4,714,152	05/2011	CITI	0	(18)	(18)
Buy		445,143	05/2011	GSC	13	0	13
Buy		1,042,000	05/2011	HSBC	20	0	20
Buy		29,237,344	05/2011	JPM	1,332	0	1,332
Sell		20,791,724	05/2011	JPM	0	(94)	(94)
Buy		2,089,000	05/2011	RBS	55	0	55
Sell		7,093,076	05/2011	RBS	0	(110)	(110)
Buy		9,761,000	08/2011	BCLY	234	0	234
Buy		9,079,718	08/2011	MSC	141	0	141
Buy		11,391,000	08/2011	RBS	107	0	107
Sell	MXN	89,924	07/2011	CITI	0	(58)	(58)
Buy		329,415	07/2011	DUB	548	0	548
Buy		128,021	07/2011	HSBC	273	0	273
Sell		175,531	07/2011	HSBC	0	(82)	(82)
Sell		67,081	07/2011	MSC	0	(36)	(36)
Buy		74,292	07/2011	UBS	194	0	194
Buy	MYR	2,630	08/2011	BCLY	13	0	13
Buy		8,700	08/2011	CITI	43	0	43
Buy		3,665	08/2011	HSBC	16	0	16
Buy		2,558	08/2011	JPM	11	0	11
Sell	NOK	20,223	04/2011	RBS	0	(39)	(39)
Buy		132,213	05/2011	BCLY	917	0	917
Buy		28,669	05/2011	CSFB	51	0	51
Buy		14,540	05/2011	UBS	35	0	35
Sell	NZD	21,421	04/2011	BCLY	0	(522)	(522)
Sell		20,206	04/2011	UBS	0	(180)	(180)
Buy	PHP	40,000	06/2011	BOA	0	(5)	(5)
Buy		638,130	06/2011	CITI	115	(30)	85
Buy		145,709	06/2011	DUB	38	0	38
Buy		109,468	06/2011	HSBC	23	0	23
Buy		149,686	06/2011	JPM	38	0	38
Buy		282,168	06/2011	MSC	96	0	96
Buy		128,674	06/2011	RBS	3	(20)	(17)
Sell	SEK	1,488	05/2011	BNP	0	(5)	(5)
Buy		1,000	05/2011	CITI	0	0	0
Buy	SGD	509	05/2011	CITI	4	0	4
Buy		500	09/2011	BCLY	6	0	6
Buy		1,100	09/2011	CITI	13	0	13
Buy		500	09/2011	DUB	5	0	5
Buy		1,481	09/2011	JPM	15	0	15

See Accompanying Notes	Annual Report	March 31, 2011	95

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	1,100	09/2011	RBS	$13	$0	$13
Buy	TWD	92,332	04/2011	BCLY	8	0	8
Sell		92,332	04/2011	BCLY	0	(3)	(3)
Buy		3,707	04/2011	DUB	0	0	0
Sell		3,707	04/2011	DUB	0	(2)	(2)
Buy		60,000	04/2011	GSC	5	0	5
Sell		60,000	04/2011	GSC	0	(5)	(5)
Buy		281,300	04/2011	HSBC	0	(217)	(217)
Sell		281,300	04/2011	HSBC	0	(24)	(24)
Buy		70,000	04/2011	JPM	6	0	6
Sell		70,000	04/2011	JPM	0	(6)	(6)
Buy		92,332	01/2012	BCLY	5	0	5
Buy		60,000	01/2012	GSC	7	0	7
Buy		70,000	01/2012	HSBC	8	0	8
Buy		70,000	01/2012	JPM	10	0	10

					$24,104	$(41,384)	$(17,280)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Andorra
Corporate Bonds & Notes	$0	$0	$5,504	$5,504
Australia
Bank Loan Obligations	0	6,661	0	6,661
Corporate Bonds & Notes	0	57,872	0	57,872
Mortgage-Backed Securities	0	16,793	0	16,793
Sovereign Issues	0	3,503	0	3,503
Brazil
Corporate Bonds & Notes	0	14,234	0	14,234
Canada
Asset-Backed Securities	0	20,640	0	20,640
Corporate Bonds & Notes	0	34,388	0	34,388
Sovereign Issues	0	127,552	0	127,552
Cayman Islands
Asset-Backed Securities	0	0	15,363	15,363
Corporate Bonds & Notes	0	24,923	0	24,923
Chile
Corporate Bonds & Notes	0	7,380	0	7,380
Denmark
Corporate Bonds & Notes	0	2,767	0	2,767
France
Asset-Backed Securities	0	205	0	205
Corporate Bonds & Notes	0	172,919	0	172,919
Sovereign Issues	0	140,869	0	140,869
Germany
Asset-Backed Securities	0	50	0	50
Bank Loan Obligations	0	11,124	0	11,124
Corporate Bonds & Notes	0	71,209	0	71,209
Sovereign Issues	0	191,019	0	191,019
India
Corporate Bonds & Notes	0	0	3,480	3,480
Ireland
Asset-Backed Securities	0	5,081	0	5,081
Mortgage-Backed Securities	0	6,122	0	6,122
Italy
Corporate Bonds & Notes	0	24,774	0	24,774
Mortgage-Backed Securities	0	42	0	42
Sovereign Issues	0	31,745	0	31,745
Japan
Sovereign Issues	0	46,783	0	46,783
Jersey, Channel Islands
Asset-Backed Securities	0	1,465	0	1,465
Corporate Bonds & Notes	0	6,983	0	6,983

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Luxembourg
Asset-Backed Securities	$0	$4,439	$3,841	$8,280
Corporate Bonds & Notes	0	21,384	0	21,384
Mexico
Corporate Bonds & Notes	0	423	0	423
Netherlands
Asset-Backed Securities	0	4,832	0	4,832
Corporate Bonds & Notes	0	132,943	0	132,943
Mortgage-Backed Securities	0	2,894	0	2,894
Sovereign Issues	0	13,264	0	13,264
New Zealand
Sovereign Issues	0	38,128	0	38,128
Norway
Corporate Bonds & Notes	0	22,908	0	22,908
Russia
Corporate Bonds & Notes	0	11,572	0	11,572
South Korea
Sovereign Issues	0	6,255	0	6,255
Spain
Sovereign Issues	0	0	51,597	51,597
Supranational
Corporate Bonds & Notes	0	24,825	0	24,825
Switzerland
Corporate Bonds & Notes	0	8,435	0	8,435
United Kingdom
Corporate Bonds & Notes	0	255,146	19,577	274,723
Mortgage-Backed Securities	0	64,433	0	64,433
Sovereign Issues	0	91,598	0	91,598
United States
Asset-Backed Securities	0	45,358	0	45,358
Bank Loan Obligations	0	23,096	0	23,096
Corporate Bonds & Notes	0	406,814	0	406,814
Mortgage-Backed Securities	0	243,546	0	243,546
Municipal Bonds & Notes	0	58,890	0	58,890
Preferred Securities	426	0	4,861	5,287
U.S. Government Agencies	0	196,854	106,951	303,805
Short-Term Instruments
Certificates of Deposit	0	34,429	0	34,429
Commercial Paper	0	15,415	0	15,415
Repurchase Agreements	0	1,500	0	1,500
U.S. Treasury Bills	0	49,921	0	49,921
PIMCO Short-Term Floating NAV Portfolio	36,289	0	0	36,289
	$36,715	$2,806,405	$211,174	$3,054,294

96	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$6,239	$0	$6,239
Foreign Exchange Contracts	0	24,732	0	24,732
Interest Rate Contracts	612	3,082	0	3,694
	$612	$34,053	$0	$34,665

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(5,698)	$0	$(5,698)
Foreign Exchange Contracts	0	(42,216)	0	(42,216)
Interest Rate Contracts	(12,232)	(11,573)	(1,181)	(24,986)
	$(12,232)	$(59,487)	$(1,181)	$(72,900)

Totals	$25,095	$2,780,971	$209,993	$3,016,059

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Andorra
Corporate Bonds & Notes	$0	$5,259	$0	$11	$0	$234	$0	$0	$5,504	$234
Canada
Corporate Bonds & Notes	2,888	0	0	114	0	82	0	(3,084)	0	0
Cayman Islands
Asset-Backed Securities	0	16,057	(703)	16	27	(34)	0	0	15,363	(34)
India
Corporate Bonds & Notes	0	3,500	0	0	0	(20)	0	0	3,480	(20)
Jersey, Channel Islands
Asset-Backed Securities	1,902	101	(587)	(1)	(6)	56	0	(1,465)	0	0
Luxembourg
Asset-Backed Securities	0	3,730	0	2	0	109	0	0	3,841	109
Spain
Sovereign Issues	0	51,700	0	0	0	(103)	0	0	51,597	(103)
United Kingdom
Corporate Bonds & Notes	430	0	0	0	0	52	19,577	(482)	19,577	0
United States
Preferred Securities	5,216	0	0	0	0	(355)	0	0	4,861	(355)
U.S. Government Agencies	0	109,500	(2,609)	0	0	60	0	0	106,951	60

	$10,436	$189,847	$(3,899)	$142	$21	$81	$19,577	$(5,031)	$211,174	$(109)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(808)	$0	$0	$(373)	$0	$0	$(1,181)	$(373)

Totals	$10,436	$189,847	$(4,707)	$142	$21	$(292)	$19,577	$(5,031)	$209,993	$(482)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable(2)	$0	$0	$0	$0	$77	$77
Unrealized appreciation on foreign currency contracts	0	0	0	24,104	0	24,104
Unrealized appreciation on swap agreements	0	6,239	0	628	3,082	9,949

	$0	$6,239	$0	$24,732	$3,159	$34,130

See Accompanying Notes	Annual Report	March 31, 2011	97

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

March 31, 2011

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$832	$9,906	$10,738
Variation margin payable(2)	0	0	0	0	371	371
Unrealized depreciation on foreign currency contracts	0	0	0	41,384	0	41,384
Unrealized depreciation on swap agreements	0	5,698	0	0	2,848	8,546

	$0	$5,698	$0	$42,216	$13,125	$61,039

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(221)	$(3)	$(224)
Net realized gain on futures contracts, written options and swaps	0	982	0	5,682	29,134	35,798
Net realized (loss) on foreign currency transactions	0	0	0	(125,250)	0	(125,250)

	$0	$982	$0	$(119,789)	$29,131	$(89,676)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$1	$1
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	6,411	0	1,732	(23,271)	(15,128)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(29,966)	0	(29,966)

	$0	$6,411	$0	$(28,234)	$(23,270)	$(45,093)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(11,620) as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$5,124	$(4,720)	$404
BNP	5,942	(6,300)	(358)
BOA	(485)	391	(94)
CITI	1,369	(970)	399
CSFB	2,618	(2,350)	268
DUB	(9,653)	7,005	(2,648)
GSC	(627)	820	193
HSBC	(9,322)	7,355	(1,967)
JPM	2,129	(1,390)	739
MLP	(13)	(10)	(23)
MSC	1,509	(1,680)	(171)
RBC	267	0	267
RBS	(12,659)	10,654	(2,005)
UBS	94	0	94

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

98	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (Unhedged)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.9%

CORPORATE BONDS & NOTES 4.0%

Commonwealth Bank of Australia
0.589% due 09/17/2014		$4,900	$4,908
0.723% due 07/12/2013		7,100	7,116

Macquarie Bank Ltd.
3.300% due 07/17/2014		6,800	7,089
4.100% due 12/17/2013		4,400	4,692

National Australia Bank Ltd.
3.375% due 07/08/2014		1,000	1,051

Westpac Banking Corp.
2.700% due 12/09/2014		9,000	9,114
2.900% due 09/10/2014		4,200	4,341

			38,311

MORTGAGE-BACKED SECURITIES 0.9%

Medallion Trust
0.442% due 05/25/2035		1,524	1,494

Puma Finance Ltd.
0.384% due 02/21/2038		1,373	1,325
4.980% due 08/22/2037	AUD	871	867
5.350% due 07/12/2036		490	495

Swan Trust
6.110% due 04/25/2041		3,674	3,796

Torrens Trust
5.230% due 10/19/2038		1,189	1,202

			9,179

Total Australia (Cost $46,117)			47,490

BRAZIL 0.5%

CORPORATE BONDS & NOTES 0.5%

Petrobras International Finance Co.
3.875% due 01/27/2016		$3,200	3,233
5.375% due 01/27/2021		1,100	1,108

Total Brazil (Cost $4,287)			4,341

CANADA 5.4%

ASSET-BACKED SECURITIES 0.7%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	5,600	5,822

Ford Auto Securitization Trust
4.817% due 10/15/2012		1,173	1,235

			7,057

CORPORATE BONDS & NOTES 1.7%

Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,948

Honda Canada Finance, Inc.
1.476% due 03/26/2012		9,000	9,251

Master Credit Card Trust
5.297% due 08/21/2012		1,000	1,078

			16,277

SOVEREIGN ISSUES 3.0%

Canada Government International Bond
1.750% due 03/01/2013		27,300	28,124
3.750% due 06/01/2012		400	424

			28,548

Total Canada (Cost $49,126)			51,882

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 1.3%

ASSET-BACKED SECURITIES 0.1%

Duane Street CLO
0.562% due 11/08/2017		$1,359	$1,299

CORPORATE BONDS & NOTES 1.2%

IPIC GMTN Ltd.
5.000% due 11/15/2020		1,000	974

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		3,200	3,388

Transocean, Inc.
4.950% due 11/15/2015		4,800	5,072

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,500	2,197

			11,631

Total Cayman Islands (Cost $12,367)			12,930

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	468	96

Realkredit Danmark A/S
2.340% due 01/01/2038		2,486	452

Total Denmark (Cost $478)			548

FRANCE 6.8%

CORPORATE BONDS & NOTES 6.8%

BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	500	718
4.750% due 05/28/2013		3,900	5,765

BPCE S.A.
9.000% due 03/29/2049		1,400	2,055

Cie de Financement Foncier
1.625% due 07/23/2012		$10,400	10,421
2.500% due 09/16/2015		4,900	4,744
4.000% due 07/21/2011	EUR	5,200	7,421
4.500% due 01/09/2013		1,200	1,759

Dexia Credit Local S.A.
0.553% due 01/12/2012		$3,000	2,986
2.625% due 01/21/2014	EUR	3,100	4,342
2.750% due 01/10/2014		$12,600	12,568
2.750% due 04/29/2014		3,700	3,679

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	600	855

General Electric Societe de Credit Foncier
3.750% due 07/22/2014		400	574

Societe Generale SCF
4.000% due 07/07/2016		500	724

Vivendi S.A.
5.750% due 04/04/2013		$3,600	3,865
6.625% due 04/04/2018		2,600	2,913

			65,389

SOVEREIGN ISSUES 0.1%

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	400	570

Total France (Cost $65,567)			65,959

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.6%

BANK LOAN OBLIGATIONS 0.3%

Kabel Deutschland Holding AG
4.948% due 12/20/2016	EUR	2,100	$2,996

CORPORATE BONDS & NOTES 0.4%

Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014	AUD	4,000	4,136

SOVEREIGN ISSUES 0.9%

FMS Wertmanagement
1.012% due 01/20/2014 (j)	EUR	5,800	8,244

Total Germany (Cost $13,692)			15,376

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%

ICICI Bank Ltd.
2.062% due 02/24/2014		$1,200	1,193

Total India (Cost $1,200)			1,193

IRELAND 0.4%

ASSET-BACKED SECURITIES 0.1%

Dryden Leveraged Loan CDO
1.719% due 08/08/2022	EUR	1,100	1,436

MORTGAGE-BACKED SECURITIES 0.3%

Immeo Residential Finance PLC
1.333% due 12/15/2016		1,240	1,673

Talisman Finance PLC
1.198% due 04/22/2017		595	741

			2,414

Total Ireland (Cost $3,995)			3,850

ITALY 3.3%

ASSET-BACKED SECURITIES 0.0%

Locat Securitisation Vehicle SRL
1.355% due 12/12/2024	EUR	331	461

CORPORATE BONDS & NOTES 0.9%

Intesa Sanpaolo SpA
2.712% due 02/24/2014		$1,800	1,825
3.000% due 11/04/2016	EUR	800	1,076
6.500% due 02/24/2021		$5,200	5,461

			8,362

SOVEREIGN ISSUES 2.4%

Italy Buoni Poliennali Del Tesoro
4.750% due 02/01/2013	EUR	15,400	22,633

Total Italy (Cost $30,274)			31,456

JAPAN 0.3%

MORTGAGE-BACKED SECURITIES 0.0%

JLOC Ltd.
0.498% due 01/15/2015	JPY	34,881	391

SOVEREIGN ISSUES 0.3%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,481

Total Japan (Cost $2,579)			2,872

See Accompanying Notes	Annual Report	March 31, 2011	99

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 1.1%

ASSET-BACKED SECURITIES 0.3%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,687	$2,397

CORPORATE BONDS & NOTES 0.8%

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	2,665	3,698

WPP PLC
6.000% due 04/04/2017		2,500	4,284

			7,982

Total Jersey, Channel Islands (Cost $8,833)			10,379

LUXEMBOURG 0.3%

ASSET-BACKED SECURITIES 0.2%

Harvest CLO S.A.
2.003% due 03/29/2017	EUR	971	1,269

Penta CLO S.A.
1.478% due 06/04/2024		871	1,115

			2,384

CORPORATE BONDS & NOTES 0.1%

Sunrise Communications International S.A.
7.000% due 12/31/2017		400	592

Total Luxembourg (Cost $2,881)			2,976

NETHERLANDS 2.7%

ASSET-BACKED SECURITIES 0.2%

Eurocredit CDO BV
1.678% due 02/22/2020	EUR	1,591	2,094

CORPORATE BONDS & NOTES 2.0%

ABN AMRO Bank NV
3.250% due 01/18/2013		2,900	4,156
3.750% due 01/12/2012		900	1,296

Achmea Hypotheekbank NV
0.660% due 11/03/2014		$2,600	2,589
3.200% due 11/03/2014		2,000	2,071

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		1,000	1,306

LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,600	2,307

NIBC Bank NV
2.800% due 12/02/2014		$1,800	1,859
3.500% due 04/07/2014	EUR	2,000	2,897

Ziggo Finance BV
6.125% due 11/15/2017		600	853

			19,334

MORTGAGE-BACKED SECURITIES 0.3%

Delphinus BV
1.378% due 11/28/2031		890	1,254

Dutch Mortgage Portfolio Loans BV
1.336% due 11/20/2035		1,340	1,857

			3,111

SOVEREIGN ISSUES 0.2%

Netherlands Government International Bond
4.500% due 07/15/2017		1,100	1,678

Total Netherlands (Cost $24,828)			26,217

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 1.0%

SOVEREIGN ISSUES 1.0%

New Zealand Government Bond
5.000% due 03/15/2019	NZD	4,600	$3,406
6.000% due 05/15/2021		7,700	6,027

Total New Zealand (Cost $9,328)			9,433

NORWAY 1.1%

CORPORATE BONDS & NOTES 0.9%

DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	3,500	4,706
4.500% due 05/16/2011		2,600	3,699

			8,405

SOVEREIGN ISSUES 0.2%

Kommunalbanken A/S
2.000% due 01/14/2013		$2,300	2,341

Total Norway (Cost $10,802)			10,746

QATAR 0.2%

SOVEREIGN ISSUES 0.2%

Qatar Government International Bond
6.400% due 01/20/2040		$2,200	2,326

Total Qatar (Cost $2,274)			2,326

RUSSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$2,600	3,134
10.500% due 03/25/2014		200	241

Total Russia (Cost $3,268)			3,375

SOUTH KOREA 0.3%

SOVEREIGN ISSUES 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,681

Total South Korea (Cost $2,777)			2,681

SPAIN 1.4%

SOVEREIGN ISSUES 1.4%

Instituto de Credito Oficial
2.941% due 03/25/2014	EUR	9,500	13,429

Total Spain (Cost $13,456)			13,429

SWEDEN 0.3%

CORPORATE BONDS & NOTES 0.3%

Stadshypotek AB
3.750% due 12/12/2013	EUR	1,400	2,035

Swedbank Hypotek AB
4.625% due 05/23/2011		600	854

Total Sweden (Cost $2,530)			2,889

SWITZERLAND 0.2%

CORPORATE BONDS & NOTES 0.2%

Weatherford International Ltd.
5.500% due 02/15/2016		$1,600	1,717

Total Switzerland (Cost $1,583)			1,717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 11.8%

ASSET-BACKED SECURITIES 0.1%

Bumper S.A.
2.670% due 06/20/2022	EUR	709	$1,007

CORPORATE BONDS & NOTES 9.9%

Abbey National Treasury Services PLC
3.125% due 06/30/2014		6,600	9,154

Bank of Scotland PLC
4.375% due 07/13/2016		800	1,136
4.500% due 10/23/2013		200	290
5.625% due 05/23/2013		400	586

Barclays Bank PLC
2.700% due 03/05/2012		$100	102
6.050% due 12/04/2017		2,500	2,605
10.179% due 06/12/2021		2,000	2,550

BP Capital Markets PLC
0.450% due 04/11/2011		400	400
2.750% due 06/14/2011	CHF	100	109
3.100% due 10/07/2014	EUR	900	1,264
3.125% due 03/10/2012		$100	102
3.125% due 10/01/2015		2,800	2,814

HBOS PLC
6.750% due 05/21/2018		3,000	2,938

LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	500	874

Lloyds TSB Bank PLC
2.653% due 01/24/2014		$900	923
2.800% due 04/02/2012		4,500	4,598
4.375% due 01/12/2015		2,850	2,903
4.875% due 01/21/2016		4,600	4,742
12.000% due 12/29/2049		1,500	1,758

Nationwide Building Society
2.500% due 08/17/2012		2,300	2,353
2.875% due 09/14/2015	EUR	1,200	1,634
4.625% due 09/13/2012		1,500	2,180
5.500% due 07/18/2012		$8,800	9,243

Royal Bank of Scotland Group PLC
0.570% due 03/30/2012		5,700	5,710
1.450% due 10/20/2011		9,900	9,962
1.500% due 03/30/2012		15,200	15,343
2.750% due 06/18/2013	EUR	3,600	5,077
4.375% due 03/27/2012	AUD	3,500	3,588

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	417

XL Capital Finance Europe PLC
6.500% due 01/15/2012		400	417

			95,772

MORTGAGE-BACKED SECURITIES 1.8%

Holmes Master Issuer PLC
2.339% due 10/15/2054	EUR	3,300	4,676
2.406% due 10/15/2054		4,300	6,113

Mansard Mortgages PLC
1.456% due 12/15/2049	GBP	2,153	3,124

Newgate Funding PLC
2.056% due 12/15/2050		1,200	1,238
2.423% due 12/15/2050	EUR	900	820
2.673% due 12/15/2050		1,300	1,023

			16,994

SOVEREIGN ISSUES 0.0%

United Kingdom Gilt
4.250% due 03/07/2036	GBP	100	158

Total United Kingdom (Cost $108,512)			113,931

100	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 42.4%

ASSET-BACKED SECURITIES 0.9%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$161	$161

AFC Home Equity Loan Trust
0.960% due 12/22/2027		10	7

Amortizing Residential Collateral Trust
0.950% due 10/25/2031		26	23

Amresco Residential Securities Mortgage Loan Trust
1.190% due 06/25/2029		54	46

Bear Stearns Asset-Backed Securities Trust
0.650% due 10/27/2032		32	30
0.910% due 10/25/2032		23	21

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		126	132
6.681% due 12/01/2033		100	107

Countrywide Asset-Backed Certificates
0.590% due 12/25/2036		98	44
4.693% due 10/25/2035		2,782	2,535

Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 01/25/2032		22	18

Ford Credit Auto Owner Trust
1.675% due 06/15/2012		375	375

Home Equity Mortgage Trust
5.500% due 01/25/2037		492	83

HSI Asset Securitization Corp. Trust
0.310% due 05/25/2037		135	132

Lehman XS Trust
0.420% due 04/25/2046		591	532

Residential Asset Mortgage Products, Inc.
0.810% due 06/25/2032		20	17

Residential Asset Securities Corp.
0.750% due 07/25/2032 (a)		69	38
0.850% due 06/25/2032		36	20

Salomon Brothers Mortgage Securities VII, Inc.
1.150% due 01/25/2032		37	33

SLM Student Loan Trust
1.433% due 12/15/2023	EUR	2,846	3,877

Wells Fargo Home Equity Trust
0.480% due 10/25/2035		$73	73

			8,304

BANK LOAN OBLIGATIONS 0.3%

Charter Communications, Inc.
3.560% due 09/06/2016		995	999

Ford Motor Co.
3.010% due 12/15/2013		495	496

Intelsat Ltd.
5.250% due 04/02/2018		500	504

UCI International, Inc.
5.500% due 07/26/2017		998	1,004

			3,003

CORPORATE BONDS & NOTES 16.8%

Ally Financial, Inc.
6.625% due 05/15/2012		3,600	3,758
6.875% due 09/15/2011		4,800	4,902

Altria Group, Inc.
9.250% due 08/06/2019		4,000	5,222

American International Group, Inc.
4.875% due 03/15/2067	EUR	900	1,068
8.000% due 05/22/2068		3,500	4,985
8.175% due 05/15/2068		$3,348	3,628

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anadarko Petroleum Corp.
6.125% due 03/15/2012 (f)		$1,100	$1,146

AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,324

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,600	6,616

Bank of America Corp.
4.750% due 05/23/2017		4,200	5,680
6.000% due 09/01/2017		$100	107

Bear Stearns Cos. LLC
7.250% due 02/01/2018		11,600	13,513

Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		1,900	2,047

Boston Scientific Corp.
6.400% due 06/15/2016		1,700	1,853

Cardinal Health, Inc.
5.800% due 10/15/2016		500	556

CIT Group, Inc.
5.250% due 04/01/2014		3,200	3,220

Citigroup, Inc.
0.580% due 06/09/2016		3,700	3,487
1.753% due 01/13/2014		4,900	4,981
5.500% due 10/15/2014		600	647
6.000% due 08/15/2017		3,400	3,694
6.125% due 05/15/2018		4,600	5,016

Computer Sciences Corp.
6.500% due 03/15/2018		2,700	2,933

Cytec Industries, Inc.
8.950% due 07/01/2017		200	244

Ford Motor Credit Co. LLC
7.250% due 10/25/2011		4,200	4,323
9.875% due 08/10/2011		200	206

Goldman Sachs Group, Inc.
6.150% due 04/01/2018		384	416

HCP, Inc.
5.950% due 09/15/2011		200	204

Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,751

International Lease Finance Corp.
5.300% due 05/01/2012		1,000	1,022
5.350% due 03/01/2012		1,000	1,021
5.650% due 06/01/2014		1,000	1,010
6.500% due 09/01/2014		2,600	2,788
6.625% due 11/15/2013		3,000	3,120
6.750% due 09/01/2016		2,100	2,258

JPMorgan Chase & Co.
6.300% due 04/23/2019		600	664

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		760	777

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,900	504
6.875% due 05/02/2018 (a)		6,100	1,632

Lennar Corp.
5.950% due 10/17/2011		900	918

Loews Corp.
5.250% due 03/15/2016		300	325

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	3,244

Masco Corp.
5.875% due 07/15/2012		300	314

Merrill Lynch & Co., Inc.
1.257% due 10/31/2011	EUR	3,300	4,622
1.317% due 01/31/2014		600	827
1.947% due 09/27/2012		3,600	4,984
6.875% due 04/25/2018		$500	555

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
1.388% due 11/29/2013	EUR	1,900	$2,619
1.395% due 04/13/2016		600	793
1.426% due 01/16/2017		300	394
1.903% due 01/24/2014		$4,600	4,695
6.250% due 08/28/2017		400	435

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	914

Rohm and Haas Co.
5.600% due 03/15/2013		5,000	5,373

Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,231

Simon Property Group LP
6.125% due 05/30/2018		1,000	1,120

Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,287

Sprint Capital Corp.
8.750% due 03/15/2032		200	214

State Street Capital Trust IV
1.310% due 06/01/2077		2,400	1,993

Temple-Inland, Inc.
6.625% due 01/15/2016		3,500	3,805

Wal-Mart Stores, Inc.
5.000% due 10/25/2040		1,000	934
6.200% due 04/15/2038		500	551

Westpac Capital Trust IV
5.256% due 12/29/2049		1,000	980

WM Covered Bond Program
3.875% due 09/27/2011	EUR	600	858
4.000% due 11/26/2016		300	424
4.375% due 05/19/2014		2,500	3,635

			161,367

MORTGAGE-BACKED SECURITIES 8.0%

Adjustable Rate Mortgage Trust
2.969% due 09/25/2035		$161	126

American General Mortgage Loan Trust
5.150% due 03/25/2058		3,473	3,594

American Home Mortgage Assets
0.440% due 05/25/2046		1,730	1,051
1.232% due 11/25/2046		1,056	508

American Home Mortgage Investment Trust
2.281% due 10/25/2034		659	598

Banc of America Funding Corp.
2.796% due 02/20/2036		1,726	1,658
5.864% due 01/20/2047		247	176

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		2,559	2,422

Banc of America Mortgage Securities, Inc.
2.926% due 05/25/2035		700	564

BCAP LLC Trust
0.420% due 01/25/2037		3,357	2,093

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		1,872	1,808
2.710% due 03/25/2035		3,299	3,177
2.754% due 08/25/2033		27	27
2.773% due 08/25/2033		251	255
2.839% due 05/25/2034		302	290
2.864% due 02/25/2034		24	21
2.875% due 10/25/2033		155	160
2.934% due 03/25/2035		480	464
3.607% due 11/25/2034		250	252
4.137% due 05/25/2034		109	108
5.297% due 05/25/2047		806	624

See Accompanying Notes	Annual Report	March 31, 2011	101

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
2.802% due 02/25/2036 (a)	$2,141	$1,093
2.987% due 09/25/2035	1,210	947
5.089% due 11/25/2036	3,871	2,457
5.233% due 11/25/2036	522	346

Bear Stearns Structured Products, Inc.
2.683% due 01/26/2036	1,704	1,140

Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	1,949	1,923

Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035	711	634
2.650% due 10/25/2035	2,585	2,233
5.770% due 09/25/2037	2,830	2,019

Countrywide Alternative Loan Trust
0.440% due 09/25/2046	2,366	1,330
0.448% due 12/20/2046	1,883	1,086
0.460% due 07/25/2046	97	59
0.600% due 05/25/2037	678	402
1.812% due 11/25/2035	457	283
2.352% due 11/25/2035	352	218
5.250% due 06/25/2035	273	244
5.663% due 02/25/2037	1,203	910
6.000% due 01/25/2037	1,414	1,085
6.000% due 04/25/2037	486	326
6.250% due 08/25/2037	302	201

Countrywide Home Loan Mortgage Pass-Through Trust
0.570% due 03/25/2035	2,661	1,691
0.580% due 02/25/2035	405	312
2.984% due 08/25/2034	78	58
3.051% due 04/20/2035	115	111
3.118% due 11/25/2034	297	259

Credit Suisse First Boston Mortgage Securities Corp.
1.400% due 03/25/2034	319	274
1.962% due 05/25/2032	11	11
2.495% due 07/25/2033	24	23
2.675% due 08/25/2033	294	298
6.500% due 04/25/2033	47	50

DBUBS Mortgage Trust
0.246% due 11/10/2046 (b)	4,700	85
1.402% due 11/10/2046 (b)	12,283	809

First Horizon Asset Securities, Inc.
2.708% due 12/25/2033	155	154
2.921% due 08/25/2035	159	128

GMAC Mortgage Corp. Loan Trust
3.025% due 06/25/2034	37	33

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	18	17

Greenpoint Mortgage Funding Trust
0.330% due 01/25/2047	94	87
0.430% due 01/25/2037	446	279
0.450% due 10/25/2046	1,534	384
0.460% due 04/25/2036	479	285

Greenpoint Mortgage Pass-Through Certificates
2.940% due 10/25/2033	33	29

GSR Mortgage Loan Trust
1.990% due 03/25/2033	142	143
2.796% due 09/25/2035	256	250

Harborview Mortgage Loan Trust
0.434% due 07/19/2046	2,034	1,257
0.444% due 09/19/2037	810	565
1.162% due 12/19/2036	777	437
2.936% due 07/19/2035	80	65
3.025% due 05/19/2033	280	284

Indymac Index Mortgage Loan Trust
0.440% due 09/25/2046	1,768	1,054
0.450% due 11/25/2046	1,812	569

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.677% due 12/25/2034	$99	$75

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	513	479
5.550% due 10/25/2036	491	471

JPMorgan Mortgage Trust
2.162% due 11/25/2033	180	182

MASTR Alternative Loans Trust
0.650% due 03/25/2036	258	82

Mellon Residential Funding Corp.
0.695% due 12/15/2030	498	477

Merrill Lynch Countrywide Commercial Mortgage Trust
5.965% due 08/12/2049	2,700	2,899

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036	3,519	2,708
0.500% due 08/25/2036	200	164
2.305% due 02/25/2033	127	123

MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035	1,133	1,041

Residential Accredit Loans, Inc.
0.400% due 02/25/2047	861	440
0.430% due 06/25/2046	2,750	1,119
0.480% due 05/25/2037	748	192
0.554% due 09/25/2046	747	106

Residential Asset Securitization Trust
0.700% due 12/25/2036 (a)	338	146
5.750% due 02/25/2036 (a)	413	314
6.250% due 10/25/2036 (a)	1,611	1,134
6.500% due 08/25/2036 (a)	864	556

Residential Funding Mortgage Securities I
3.249% due 09/25/2035	163	114
6.500% due 03/25/2032	26	27

Salomon Brothers Mortgage Securities VII, Inc.
0.750% due 05/25/2032	24	20

Sequoia Mortgage Trust
0.604% due 10/19/2026	295	260
0.604% due 07/20/2033	682	658

Structured Adjustable Rate Mortgage Loan Trust
2.585% due 02/25/2034	162	157
2.652% due 04/25/2034	398	364
5.205% due 09/25/2034	527	500

Structured Asset Mortgage Investments, Inc.
0.440% due 07/25/2046	459	286
0.460% due 05/25/2046	773	441
0.503% due 07/19/2035	1,491	1,099
0.834% due 07/19/2034	172	161

Thornburg Mortgage Securities Trust
0.360% due 11/25/2046	180	177

WaMu Mortgage Pass-Through Certificates
0.480% due 04/25/2045	1,657	1,442
0.509% due 11/25/2045	474	402
0.560% due 01/25/2045	481	408
0.570% due 08/25/2045	139	119
1.012% due 03/25/2047	2,091	1,397
1.052% due 01/25/2047	790	479
1.812% due 11/25/2046	579	422
2.255% due 03/25/2033	584	564
2.573% due 03/25/2034	552	554
2.674% due 04/25/2035	1,800	1,586
2.696% due 06/25/2033	113	108
2.759% due 08/25/2034	876	866
5.695% due 02/25/2037	1,879	1,444

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.072% due 04/25/2047	1,156	247
1.082% due 04/25/2047	723	205
1.252% due 07/25/2046	588	268

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
2.936% due 06/25/2035	$1,009	$1,014

		77,410

MUNICIPAL BONDS & NOTES 2.4%

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,600	1,606

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	1,200	1,266

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,800	3,065

Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
7.438% due 01/01/2014	270	212

Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	600	565

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	721

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	4,434
6.500% due 06/01/2023	595	539

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,400	1,456

Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	2,100	2,212

New York City, New York General Obligation Bonds, (BABs), Series 2010
5.887% due 12/01/2024	2,400	2,646

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.477% due 12/15/2013	370	315

Northside, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), (BABs), Series 2010
5.741% due 08/15/2035	800	752
5.891% due 08/15/2040	2,000	1,883

Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	1,100	1,101

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	30

		22,803

	SHARES
PREFERRED SECURITIES 0.1%

DG Funding Trust
0.685% due 08/01/2054	130	988

SLM Corp.
4.158% due 08/01/2054	9,000	193

		1,181

102	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 13.9%

Fannie Mae
0.450% due 10/27/2037	$5,700	$5,663
0.680% due 11/25/2040	4,596	4,595
0.700% due 11/25/2040	4,602	4,603
0.750% due 10/25/2040 - 12/25/2040	9,073	9,093
2.142% due 12/01/2034	408	423
2.456% due 03/01/2024	17	17
2.566% due 11/01/2023	8	8
2.686% due 11/01/2034	2,799	2,950
4.000% due 09/01/2040 - 04/01/2041	63,813	62,742
5.003% due 05/01/2035	342	363
6.500% due 11/01/2036	479	537

Freddie Mac
0.220% due 05/04/2011 (g)	100	100
0.363% due 04/01/2011	115	115
0.605% due 12/15/2030	126	126
0.855% due 12/15/2037 - 07/15/2040	4,522	4,544
1.513% due 10/25/2044	2,978	2,939
2.548% due 02/01/2029	208	219
2.578% due 05/01/2023	36	36
2.752% due 04/01/2037	69	73
6.000% due 12/15/2024	194	213
7.400% due 02/01/2021	102	101

Ginnie Mae
0.854% due 02/16/2030	166	167
2.125% due 12/20/2023 - 12/20/2026	55	56

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 07/20/2022 - 09/20/2026	$113	$117
3.250% due 01/20/2030	42	43
3.375% due 05/20/2022 - 05/20/2030	234	244
6.000% due 08/20/2034	5,190	5,647

NCUA Guaranteed Notes
0.629% due 11/06/2017	22,918	22,925

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,480
7.140% due 05/23/2012	1,000	1,075

		134,214

Total United States (Cost $414,019)		408,282

VIRGIN ISLANDS (BRITISH) 0.3%

CORPORATE BONDS & NOTES 0.3%

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,900	2,785

Total Virgin Islands (British) (Cost $2,880)		2,785

SHORT-TERM INSTRUMENTS 7.4%

CERTIFICATES OF DEPOSIT 0.6%

Banco Do Brasil S.A.
0.000% due 02/15/2012	$4,500	4,534

Itau Unibanco S.A.
1.350% due 07/19/2011	1,600	1,593

		6,127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.5%

Vodafone Group PLC
0.880% due 01/19/2012		$4,800	$4,774

JAPAN TREASURY BILLS 4.0%
0.110% due 04/27/2011 - 06/27/2011 (c)	JPY	3,190,000	38,352

U.S. TREASURY BILLS 1.5%
0.156% due 07/07/2011 - 09/15/2011 (c)(e)(g)		$15,099	15,091

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.8%
		735,223	7,365

Total Short-Term Instruments (Cost $72,214)			71,709

Total Investments 95.6% (Cost $909,867)			$920,772

Written Options (i) (0.3%) (Premiums $3,033)			(3,326)

Other Assets and Liabilities (Net) 4.7%			45,560

Net Assets 100.0%			$963,006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $9,228 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $6,040 at a weighted average interest rate of 0.240%. On March 31, 2011, securities valued at $1,146 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $5,759 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euroyen June Futures	Long	06/2011	1,827	$98
90-Day Euribor December Futures	Long	12/2011	1,830	(2,607)
90-Day Euribor June Futures	Long	06/2011	340	(111)
90-Day Euribor September Futures	Long	09/2011	1,695	(1,649)
90-Day Eurodollar September Futures	Long	09/2011	569	35
Japan Government 10-Year Bond June Futures	Long	06/2011	8	73
U.S. Treasury 10-Year Note June Futures	Long	06/2011	55	(34)

				$(4,195)

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.354%	$	7,000	$(34)	$0	$(34)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.354%		800	(5)	0	(5)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.808%		500	(6)	(10)	4
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.344%		800	0	0	0
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.863%		2,700	115	0	115
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.697%		200	8	2	6
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.133%		200	(1)	0	(1)
Historic TW, Inc.	BCLY	(1.050%	)	03/20/2016	0.630%		1,500	(30)	0	(30)

See Accompanying Notes	Annual Report	March 31, 2011	103

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	1.694%	$	1,000	$0	$0	$0
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	1.515%		1,000	13	0	13
Lennar Corp.	MLP	(5.750%	)	12/20/2012	1.692%		900	(64)	0	(64)
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.031%		300	10	0	10
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.770%		3,000	18	0	18
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.088%		300	2	0	2
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.320%		900	(1)	0	(1)
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.160%		4,500	(28)	0	(28)
Rohm and Haas Co.	DUB	(1.000%	)	03/20/2013	0.169%		500	(8)	(9)	1
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	0.492%		3,000	(22)	0	(22)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.041%		1,000	6	0	6
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.421%		3,000	(43)	0	(43)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.705%		400	3	0	3
Temple-Inland, Inc.	GSC	(6.680%	)	03/20/2016	1.821%		3,500	(790)	0	(790)
Vivendi S.A.	BNP	(1.743%	)	06/20/2013	0.497%		1,200	(34)	0	(34)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.497%		1,200	(35)	0	(35)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.497%		1,000	(30)	0	(30)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.497%		200	(3)	(2)	(1)
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.172%		100	1	0	1
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.172%		2,500	(53)	0	(53)
Weatherford International Ltd.	BOA	(0.560%	)	03/20/2016	1.188%		1,600	47	0	47
WPP PLC	JPM	(3.750%	)	06/20/2017	0.886%	GBP	2,500	(649)	0	(649)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.413%	$	400	0	0	0

								$(1,613)	$(19)	$(1,594)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.595%	$	1,200	$71	$22	$49
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.457%		2,600	139	47	92
Australia Government Bond	BNP	1.000%	06/20/2015	0.427%		5,700	136	98	38
Australia Government Bond	DUB	1.000%	03/20/2016	0.505%		2,500	60	53	7
Australia Government Bond	RBS	1.000%	03/20/2016	0.505%		6,000	143	130	13
Brazil Government International Bond	BCLY	1.000%	12/20/2011	0.346%		200	1	1	0
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.346%		900	5	4	1
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.346%		3,100	16	14	2
California State General Obligation Bonds, Series 2003	CITI	2.750%	03/20/2021	2.079%		2,300	111	0	111
California State General Obligation Bonds, Series 2003	GSC	2.910%	12/20/2020	2.183%		900	46	0	46
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	2.074%		1,300	76	0	76
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	2.079%		2,400	15	0	15
China Government International Bond	CITI	1.000%	03/20/2016	0.677%		400	6	4	2
China Government International Bond	CSFB	1.000%	03/20/2016	0.677%		2,500	39	27	12
China Government International Bond	DUB	1.000%	12/20/2015	0.647%		800	14	18	(4)
China Government International Bond	DUB	1.000%	03/20/2016	0.677%		2,900	45	31	14
China Government International Bond	HSBC	1.000%	12/20/2015	0.647%		4,700	76	91	(15)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.329%		2,400	56	0	56
Ensco PLC	CSFB	1.000%	03/20/2014	0.623%		2,500	28	(19)	47
France Government Bond	CITI	0.250%	03/20/2016	0.724%		2,900	(65)	(119)	54
France Government Bond	DUB	0.250%	12/20/2015	0.693%		18,400	(367)	(455)	88
France Government Bond	MSC	0.250%	12/20/2015	0.693%		4,000	(80)	(83)	3
France Government Bond	UBS	0.250%	12/20/2015	0.693%		1,300	(26)	(27)	1
Illinois State General Obligation Bonds, Series 2006	MSC	2.870%	03/20/2021	2.391%		2,000	66	0	66
Japan Government International Bond	CSFB	1.000%	03/20/2016	0.965%		4,400	8	(31)	39
Japan Government International Bond	MSC	1.000%	03/20/2016	0.965%		400	1	(4)	5
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.347%		3,500	18	14	4
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.347%		3,600	18	15	3
Pennsylvania State General Obligation Bonds, Series 2005	MSC	1.400%	03/20/2021	1.114%		900	20	0	20
Russia Government International Bond	CITI	1.000%	12/20/2011	0.294%		2,100	11	7	4
Russia Government International Bond	MLP	1.000%	12/20/2011	0.294%		3,700	21	14	7
Russia Government International Bond	MSC	1.000%	12/20/2011	0.294%		300	2	1	1
South Korea Government Bond	CITI	1.000%	12/20/2015	0.920%		2,700	10	29	(19)
South Korea Government Bond	DUB	1.000%	03/20/2016	0.956%		2,000	4	(6)	10
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.371%	EUR	8,600	(65)	(126)	61
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.450%	$	1,500	35	14	21
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.450%		2,500	57	19	38
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.450%		7,500	172	50	122
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.450%		9,000	206	58	148
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%		5,900	133	133	0

							$1,262	$24	$1,238

104	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	2,000	$(40)	$(55)	$15
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015		2,900	(57)	(79)	22
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		1,400	(28)	(33)	5
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		6,300	(126)	(232)	106
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		900	(18)	(21)	3

						$(269)	$(420)	$151

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	2,300	$47	$0	$47
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	270	0	270
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	6,600	(14)	0	(14)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		11,000	(24)	0	(24)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		3,400	(6)	0	(6)
Pay	1-Year BRL-CDI	11.330%	01/02/2012	MLP		46,000	(70)	0	(70)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,000	185	199	(14)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		44,000	(24)	32	(56)
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BCLY	JPY	10,600,000	(8)	(6)	(2)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY	$	5,800	88	215	(127)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		4,700	72	48	24
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		5,000	76	78	(2)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		9,200	140	269	(129)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		10,000	152	189	(37)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		7,500	114	205	(91)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS		3,800	58	36	22
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		2,200	31	23	8
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		1,600	23	16	7
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		1,700	25	30	(5)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		6,900	98	18	80
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		6,300	89	211	(122)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		1,500	21	45	(24)
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB	JPY	1,770,000	333	322	11
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		490,000	92	85	7
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		30,000	5	(1)	6
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC	MXN	65,700	(103)	(72)	(31)
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		21,900	(111)	(98)	(13)

							$1,559	$1,844	$(285)

(i)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/20/2011	66	$35	$(57)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	100	57	(24)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/21/2011	155	69	(134)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.500	04/21/2011	66	48	(77)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	274	119	(148)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	274	168	(54)

				$496	$(494)

See Accompanying Notes	Annual Report	March 31, 2011	105

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$ 30,400	$268	$(444)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,900	11	(28)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	54,200	427	(791)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,600	50	(72)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	12,100	123	(155)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,100	99	(116)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,800	81	(122)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,300	79	(93)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,600	82	(110)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,500	74	(117)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,600	95	(110)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,500	51	(1)

							$1,440	$(2,159)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.363	04/20/2011	EUR	14,900	$150	$(16)
Put - OTC EUR versus USD		1.383	05/04/2011		12,800	129	(69)
Put - OTC EUR versus USD		1.390	05/04/2011		9,600	100	(66)
Put - OTC EUR versus USD		1.400	05/04/2011		18,500	232	(174)
Call - OTC USD versus CLP	CLP	511.500	04/05/2011	$	6,800	101	0
Put - OTC USD versus JPY	JPY	76.500	04/20/2011		3,200	36	0
Call - OTC USD versus KRW	KRW	1,180.000	04/14/2011		7,400	53	0
Call - OTC USD versus MXN	MXN	12.800	04/12/2011		5,500	52	0

						$853	$(325)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	4,800	$25	$(40)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		3,000	15	(25)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		14,400	157	(254)

						$197	$(319)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$2,000	$26	$(12)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	2,200	21	(17)

						$47	$(29)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	315	$220,400	AUD	0	EUR	6,000	GBP	13,200	$1,948
Sales	2,561	481,870		42,800		234,000		2,000	6,503
Closing Buys	(1,821)	(334,100)		(6,900)		(133,000)		0	(3,058)
Expirations	(120)	(79,470)		(35,900)		(51,200)		(15,200)	(1,855)
Exercised	0	(77,800)		0		0		0	(505)

Balance at 03/31/2011	935	$210,900	AUD	0	EUR	55,800	GBP	0	$3,033

(j)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FMS Wertmanagement	1.012%	01/20/2014	01/13/2011	$7,731	$8,244	0.86%

106	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

(k)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,001	04/2011	BCLY	$100	$0	$100
Sell		1,055	04/2011	BCLY	0	(6)	(6)
Sell		2,366	04/2011	BOA	0	(26)	(26)
Sell		1,253	04/2011	CITI	0	(13)	(13)
Sell		8,917	04/2011	CSFB	0	(70)	(70)
Buy		862	04/2011	DUB	33	0	33
Sell		2,499	04/2011	HSBC	0	(12)	(12)
Buy		10,398	04/2011	RBS	553	0	553
Sell		1,237	04/2011	RBS	0	(12)	(12)
Buy		9,364	04/2011	UBS	0	(20)	(20)
Sell		10,418	04/2011	UBS	20	(13)	7
Buy	BRL	579	04/2011	BCLY	13	0	13
Sell		579	04/2011	CITI	0	(8)	(8)
Buy		579	06/2011	CITI	9	0	9
Sell	CAD	1,400	04/2011	MSC	0	(11)	(11)
Sell		1,384	05/2011	DUB	0	(10)	(10)
Sell		2,768	05/2011	GSC	0	(21)	(21)
Sell		553	05/2011	HSBC	0	(5)	(5)
Sell		2,213	05/2011	RBC	0	(21)	(21)
Sell		21,412	06/2011	BCLY	0	(126)	(126)
Buy		6,441	06/2011	BNP	42	0	42
Sell	CHF	99	05/2011	BNP	0	(2)	(2)
Sell	CLP	17,227	06/2011	DUB	0	(1)	(1)
Buy	CNY	6,277	04/2011	BCLY	11	0	11
Sell		25,841	04/2011	CITI	0	(8)	(8)
Buy		3,230	04/2011	CSFB	5	0	5
Buy		2,018	04/2011	HSBC	3	0	3
Buy		2,454	04/2011	JPM	4	0	4
Buy		11,862	04/2011	MSC	20	0	20
Buy		19,931	06/2011	BCLY	74	0	74
Sell		26,720	06/2011	BCLY	0	(18)	(18)
Buy		15,674	06/2011	DUB	23	(6)	17
Buy		15,138	06/2011	HSBC	45	0	45
Buy		18,476	06/2011	JPM	24	0	24
Buy		39,949	06/2011	RBS	165	0	165
Buy		7,728	09/2011	BOA	29	0	29
Buy		7,603	09/2011	CITI	27	0	27
Buy		20,981	09/2011	HSBC	80	0	80
Buy		42,115	09/2011	JPM	169	0	169
Buy		1,407	11/2011	BCLY	0	(1)	(1)
Buy		8,460	11/2011	CITI	7	0	7
Buy		3,455	11/2011	JPM	0	(3)	(3)
Sell		4,224	11/2011	RBS	0	(4)	(4)
Buy		4,470	09/2015	BCLY	10	0	10
Buy		3,070	09/2015	BOA	9	0	9
Buy		28,904	09/2015	CITI	17	0	17
Buy		1,970	09/2015	JPM	1	0	1
Buy		2,953	09/2015	MSC	10	0	10
Buy	DKK	47,986	05/2011	BNP	238	0	238
Buy	EUR	10,489	04/2011	BCLY	550	0	550
Sell		1,853	04/2011	BNP	2	0	2
Buy		3,631	04/2011	BOA	142	0	142
Buy		5,000	04/2011	CITI	321	0	321
Sell		10,795	04/2011	CITI	22	(76)	(54)
Buy		13,397	04/2011	CSFB	925	0	925
Sell		10,829	04/2011	DUB	0	(521)	(521)
Sell		8,019	04/2011	JPM	0	(498)	(498)
Sell		4,153	04/2011	RBC	0	(150)	(150)
Buy		21,834	04/2011	RBS	1,198	0	1,198
Sell		14,491	04/2011	RBS	0	(634)	(634)
Sell		2,114	04/2011	UBS	0	(83)	(83)
Buy	GBP	1,537	06/2011	BNP	0	(11)	(11)
Buy		28,372	06/2011	BOA	0	(66)	(66)
Buy		1,621	06/2011	CSFB	5	0	5
Sell	IDR	21,132,400	04/2011	CITI	0	(2)	(2)
Buy		21,132,400	04/2011	JPM	130	0	130
Buy		10,344,510	07/2011	CITI	57	0	57
Sell		30,703,470	07/2011	CITI	0	(7)	(7)
Buy		10,429,690	07/2011	HSBC	77	0	77
Buy		2,780,000	07/2011	JPM	14	0	14
Buy		5,392,000	10/2011	DUB	25	0	25
Buy		11,383,020	10/2011	RBS	48	0	48
Buy		21,132,400	01/2012	CITI	6	0	6

See Accompanying Notes	Annual Report	March 31, 2011	107

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	438,399	08/2011	CITI	$282	$0	$282
Buy		42,200	08/2011	DUB	25	0	25
Buy	JPY	466,783	04/2011	BNP	0	(52)	(52)
Buy		509,364	04/2011	CITI	0	(68)	(68)
Sell		2,270,000	04/2011	CITI	389	0	389
Buy		22,272,786	04/2011	JPM	0	(7,771)	(7,771)
Sell		803,996	04/2011	RBC	55	0	55
Sell		586,918	04/2011	RBS	33	0	33
Sell		920,000	06/2011	RBS	313	0	313
Buy	KRW	2,145,860	05/2011	BCLY	46	0	46
Sell		3,305,442	05/2011	BCLY	0	(35)	(35)
Buy		4,219,738	05/2011	CITI	100	0	100
Sell		1,358,408	05/2011	CITI	0	(5)	(5)
Buy		120,820	05/2011	GSC	3	0	3
Buy		282,000	05/2011	HSBC	5	0	5
Buy		9,718,383	05/2011	JPM	442	0	442
Sell		6,336,462	05/2011	JPM	0	(29)	(29)
Buy		566,000	05/2011	RBS	15	0	15
Sell		1,916,640	05/2011	RBS	0	(30)	(30)
Buy		2,933,975	08/2011	BCLY	70	0	70
Buy		2,401,778	08/2011	MSC	37	0	37
Buy		3,013,000	08/2011	RBS	28	0	28
Sell	MXN	23,159	07/2011	CITI	0	(15)	(15)
Buy		1,959	07/2011	DUB	3	0	3
Buy		137,803	07/2011	HSBC	389	0	389
Sell		52,732	07/2011	HSBC	0	(24)	(24)
Sell		20,766	07/2011	MSC	0	(11)	(11)
Buy		16,258	07/2011	UBS	42	0	42
Buy	MYR	600	08/2011	BCLY	3	0	3
Buy		2,600	08/2011	CITI	13	0	13
Sell		16	08/2011	CITI	0	0	0
Buy		1,066	08/2011	HSBC	5	0	5
Buy		905	08/2011	JPM	4	0	4
Sell	NOK	6,059	04/2011	RBS	0	(12)	(12)
Buy		37,884	05/2011	BCLY	263	0	263
Buy		8,141	05/2011	CSFB	15	0	15
Buy		6,711	05/2011	UBS	16	0	16
Sell	NZD	3,747	04/2011	BCLY	0	(91)	(91)
Sell		500	04/2011	DUB	0	(4)	(4)
Sell		6,123	04/2011	UBS	0	(55)	(55)
Buy	PHP	12,000	06/2011	BOA	0	(2)	(2)
Buy		197,090	06/2011	CITI	36	(9)	27
Buy		44,875	06/2011	DUB	12	0	12
Buy		33,713	06/2011	HSBC	7	0	7
Buy		46,099	06/2011	JPM	12	0	12
Buy		86,279	06/2011	MSC	29	0	29
Buy		29,299	06/2011	RBS	0	(6)	(6)
Buy	SEK	7,500	04/2011	BCLY	66	0	66
Buy		21,684	05/2011	BNP	67	0	67
Buy	SGD	132	05/2011	CITI	1	0	1
Buy		790	09/2011	BCLY	9	0	9
Buy		400	09/2011	CITI	5	0	5
Buy		200	09/2011	JPM	2	0	2
Buy		200	09/2011	RBS	3	0	3
Buy	TWD	87,138	04/2011	BCLY	7	0	7
Sell		87,138	04/2011	BCLY	0	(5)	(5)
Buy		247	04/2011	DUB	0	0	0
Sell		247	04/2011	DUB	0	0	0
Buy		87,385	04/2011	HSBC	0	(67)	(67)
Sell		87,385	04/2011	HSBC	0	(7)	(7)
Buy		87,138	01/2012	BCLY	7	0	7
Buy	ZAR	279	07/2011	JPM	0	0	0

					$8,122	$(10,763)	$(2,641)

108	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$38,311	$0	$38,311
Mortgage-Backed Securities	0	9,179	0	9,179
Brazil
Corporate Bonds & Notes	0	4,341	0	4,341
Canada
Asset-Backed Securities	0	7,057	0	7,057
Corporate Bonds & Notes	0	16,277	0	16,277
Sovereign Issues	0	28,548	0	28,548
Cayman Islands
Asset-Backed Securities	0	0	1,299	1,299
Corporate Bonds & Notes	0	11,631	0	11,631
Denmark
Corporate Bonds & Notes	0	548	0	548
France
Corporate Bonds & Notes	0	65,389	0	65,389
Sovereign Issues	0	570	0	570
Germany
Bank Loan Obligations	0	2,996	0	2,996
Corporate Bonds & Notes	0	4,136	0	4,136
Sovereign Issues	0	8,244	0	8,244
India
Corporate Bonds & Notes	0	0	1,193	1,193
Ireland
Asset-Backed Securities	0	1,436	0	1,436
Mortgage-Backed Securities	0	2,414	0	2,414
Italy
Asset-Backed Securities	0	461	0	461
Corporate Bonds & Notes	0	8,362	0	8,362
Sovereign Issues	0	22,633	0	22,633
Japan
Mortgage-Backed Securities	0	391	0	391
Sovereign Issues	0	2,481	0	2,481
Jersey, Channel Islands
Asset-Backed Securities	0	2,397	0	2,397
Corporate Bonds & Notes	0	7,982	0	7,982
Luxembourg
Asset-Backed Securities	0	1,269	1,115	2,384
Corporate Bonds & Notes	0	592	0	592
Netherlands
Asset-Backed Securities	0	0	2,094	2,094
Corporate Bonds & Notes	0	19,334	0	19,334
Mortgage-Backed Securities	0	3,111	0	3,111
Sovereign Issues	0	1,678	0	1,678
New Zealand
Sovereign Issues	0	9,433	0	9,433
Norway
Corporate Bonds & Notes	0	8,405	0	8,405
Sovereign Issues	0	2,341	0	2,341

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Qatar
Sovereign Issues	$0	$2,326	$0	$2,326
Russia
Corporate Bonds & Notes	0	3,375	0	3,375
South Korea
Sovereign Issues	0	2,681	0	2,681
Spain
Sovereign Issues	0	0	13,429	13,429
Sweden
Corporate Bonds & Notes	0	2,889	0	2,889
Switzerland
Corporate Bonds & Notes	0	1,717	0	1,717
United Kingdom
Asset-Backed Securities	0	1,007	0	1,007
Corporate Bonds & Notes	0	95,772	0	95,772
Mortgage-Backed Securities	0	16,994	0	16,994
Sovereign Issues	0	158	0	158
United States
Asset-Backed Securities	0	8,304	0	8,304
Bank Loan Obligations	0	3,003	0	3,003
Corporate Bonds & Notes	0	161,367	0	161,367
Mortgage-Backed Securities	0	77,393	17	77,410
Municipal Bonds & Notes	0	22,803	0	22,803
Preferred Securities	193	0	988	1,181
U.S. Government Agencies	0	111,189	23,025	134,214
Virgin Islands (British)
Corporate Bonds & Notes	0	2,785	0	2,785
Short-Term Instruments
Certificates of Deposit	0	6,127	0	6,127
Commercial Paper	0	4,774	0	4,774
Japan Treasury Bills	0	38,352	0	38,352
U.S. Treasury Bills	0	15,091	0	15,091
PIMCO Short-Term Floating NAV Portfolio	7,365	0	0	7,365
	$7,558	$870,054	$43,160	$920,772

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,653	0	1,653
Foreign Exchange Contracts	0	8,122	0	8,122
Interest Rate Contracts	206	482	0	688
	$206	$10,257	$0	$10,463

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,858)	0	(1,858)
Foreign Exchange Contracts	0	(11,088)	0	(11,088)
Interest Rate Contracts	(4,401)	(3,417)	(351)	(8,169)
	$(4,401)	$(16,363)	$(351)	$(21,115)

Totals	$3,363	$863,948	$42,809	$910,120

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Australia
Mortgage-Backed Securities	$4,502	$0	$(1,143)	$0	$30	$407	$0	$(3,796)	$0	$0
Canada
Corporate Bonds & Notes	8,663	0	0	0	0	588	0	(9,251)	0	0
Cayman Islands
Asset-Backed Securities	0	1,301	0	1	0	(3)	0	0	1,299	(3)
India
Corporate Bonds & Notes	0	1,200	0	0	0	(7)	0	0	1,193	(7)

See Accompanying Notes	Annual Report	March 31, 2011	109

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Japan
Mortgage-Backed Securities	$501	$0	$(324)	$0	$102	$112	$0	$(391)	$0	$0
Jersey, Channel Islands
Asset-Backed Securities	2,650	0	(414)	7	(5)	159	0	(2,397)	0	0
Luxembourg
Asset-Backed Securities	0	1,083	0	1	0	31	0	0	1,115	32
Netherlands
Asset-Backed Securities	0	2,311	(260)	8	12	23	0	0	2,094	23
Spain
Sovereign Issues	0	13,456	0	0	0	(27)	0	0	13,429	(27)
United States
Mortgage-Backed Securities	4,521	0	(1,032)	0	0	122	0	(3,594)	17	0
Preferred Securities	1,060	0	0	0	0	(72)	0	0	988	(72)
U.S. Government Agencies	119	24,600	(1,700)	0	0	6	0	0	23,025	6

	$22,016	$43,951	$(4,873)	$17	$139	$1,339	$0	$(19,429)	$43,160	$(48)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(244)	$0	$0	$(107)	$0	$0	$(351)	$(107)

Totals	$22,016	$43,951	$(5,117)	$17	$139	$1,232	$0	$(19,429)	$42,809	$(155)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$45	$45
Unrealized appreciation on foreign currency contracts	0	0	0	8,122	0	8,122
Unrealized appreciation on swap agreements	0	1,653	0	0	482	2,135

	$0	$1,653	$0	$8,122	$527	$10,302

Liabilities:
Written options outstanding	$0	$0	$0	$325	$3,001	$3,326
Variation margin payable (2)	0	0	0	0	132	132
Unrealized depreciation on foreign currency contracts	0	0	0	10,763	0	10,763
Unrealized depreciation on swap agreements	0	1,858	0	0	767	2,625

	$0	$1,858	$0	$11,088	$3,900	$16,846

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(68)	$0	$(68)
Net realized gain on futures contracts, written options and swaps	0	124	0	1,858	14,265	16,247
Net realized gain on foreign currency transactions	0	0	0	38,652	0	38,652

	$0	$124	$0	$40,442	$14,265	$54,831

110	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$2,137	$0	$336	$(8,308)	$(5,835)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	3,804	0	3,804

	$0	$2,137	$0	$4,140	$(8,308)	$(2,031)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(4,195) as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$991	$(1,040)	$(49)
BNP	393	(350)	43
BOA	(330)	240	(90)
CITI	1,120	(740)	380
CSFB	1,369	(1,240)	129
DUB	(614)	694	80
GSC	(413)	380	(33)
HSBC	708	(580)	128
JPM	(8,351)	7,385	(966)
MLP	(100)	0	(100)
MSC	(3)	(520)	(523)
RBC	(116)	290	174
RBS	1,008	(950)	58
UBS	(196)	0	(196)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	111

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 7.0%

CORPORATE BONDS & NOTES 5.7%

Commonwealth Bank of Australia
0.589% due 09/17/2014		$1,100	$1,102
0.690% due 12/10/2012		800	804
0.723% due 07/12/2013		1,500	1,504

ING Bank Australia Ltd.
5.523% due 06/24/2014	AUD	2,000	2,083

Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,813

National Australia Bank Ltd.
0.803% due 07/08/2014		1,000	1,011

Westpac Banking Corp.
2.700% due 12/09/2014		1,800	1,823
2.900% due 09/10/2014		900	930

			11,070

MORTGAGE-BACKED SECURITIES 1.3%

Crusade Global Trust
1.218% due 11/19/2037	EUR	165	228

Puma Finance Ltd.
0.384% due 02/21/2038		$287	277
4.980% due 08/22/2037	AUD	97	96
5.350% due 07/12/2036		98	99

Superannuation Members Home Loans Global Fund
0.590% due 03/09/2036		$372	369

Swan Trust
6.110% due 04/25/2041	AUD	975	1,007

Torrens Trust
5.230% due 10/19/2038		460	465

			2,541

Total Australia (Cost $12,789)			13,611

BRAZIL 0.3%

CORPORATE BONDS & NOTES 0.3%

Petrobras International Finance Co.
3.875% due 01/27/2016		$600	606

Total Brazil (Cost $598)			606

CANADA 4.1%

ASSET-BACKED SECURITIES 0.6%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	892	927

Ford Auto Securitization Trust
4.817% due 10/15/2012		271	285

			1,212

CORPORATE BONDS & NOTES 1.4%

Bank of Nova Scotia
1.450% due 07/26/2013		$1,500	1,503

Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		800	789

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	217

Master Credit Card Trust
5.297% due 08/21/2012		200	216

			2,725

SOVEREIGN ISSUES 2.1%

Canada Government International Bond
1.750% due 03/01/2013		2,400	2,472

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canada Housing Trust No. 1
4.600% due 09/15/2011	CAD	800	$838

Province of Ontario Canada
4.000% due 10/07/2019		$400	407

Province of Quebec Canada
5.125% due 11/14/2016		300	334

			4,051

Total Canada (Cost $7,731)			7,988

CAYMAN ISLANDS 2.2%

ASSET-BACKED SECURITIES 0.9%

Landmark CDO Ltd.
0.610% due 06/01/2017		$1,873	1,796

CORPORATE BONDS & NOTES 1.3%

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		900	953

Transocean, Inc.
4.950% due 11/15/2015		1,400	1,479

			2,432

Total Cayman Islands (Cost $4,079)			4,228

CHILE 0.5%

CORPORATE BONDS & NOTES 0.5%

Banco Santander Chile
1.903% due 01/19/2016		$900	898

Total Chile (Cost $900)			898

DENMARK 0.2%

CORPORATE BONDS & NOTES 0.2%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	125	26

Realkredit Danmark A/S
2.340% due 01/01/2038		2,081	378

Total Denmark (Cost $377)			404

FRANCE 7.9%

CORPORATE BONDS & NOTES 6.2%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	600	856
4.750% due 05/28/2013		700	1,035

Cie de Financement Foncier
1.625% due 07/23/2012		$1,000	1,002
2.125% due 04/22/2013		1,200	1,210
4.000% due 07/21/2011	EUR	1,300	1,855
4.500% due 01/09/2013		700	1,026

Dexia Credit Local S.A.
0.553% due 01/12/2012		$1,700	1,692
2.750% due 01/10/2014		1,900	1,895
2.750% due 04/29/2014		600	597

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	200	285

Vivendi S.A.
5.750% due 04/04/2013		$446	479
6.625% due 04/04/2018		100	112

			12,044

SOVEREIGN ISSUES 1.7%

France Government Bond
4.250% due 10/25/2023	EUR	800	1,175

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		400	570

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 06/11/2012		$1,600	$1,630

			3,375

Total France (Cost $15,442)			15,419

GERMANY 3.0%

CORPORATE BONDS & NOTES 2.1%

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	2,100	2,922
5.500% due 06/05/2014	AUD	1,100	1,137

			4,059

SOVEREIGN ISSUES 0.9%

FMS Wertmanagement
1.012% due 01/20/2014 (k)	EUR	1,200	1,706

Total Germany (Cost $5,010)			5,765

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%

ICICI Bank Ltd.
2.062% due 02/24/2014		$200	199

Total India (Cost $200)			199

IRELAND 0.3%

ASSET-BACKED SECURITIES 0.2%

Dryden Leveraged Loan CDO
1.719% due 08/08/2022	EUR	300	392

MORTGAGE-BACKED SECURITIES 0.1%

Immeo Residential Finance PLC
1.333% due 12/15/2016		172	232

Total Ireland (Cost $598)			624

ITALY 0.7%

CORPORATE BONDS & NOTES 0.7%

Intesa Sanpaolo SpA
2.712% due 02/24/2014		$1,000	1,014
6.500% due 02/24/2021		400	420

Total Italy (Cost $1,397)			1,434

JAPAN 0.2%

MORTGAGE-BACKED SECURITIES 0.2%

JLOC Ltd.
0.449% due 02/16/2016	JPY	29,868	327

Total Japan (Cost $252)			327

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.2%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	343	488

CORPORATE BONDS & NOTES 0.1%

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	100	139

Total Jersey, Channel Islands (Cost $595)			627

LUXEMBOURG 0.6%

CORPORATE BONDS & NOTES 0.6%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,099

Total Luxembourg (Cost $936)			1,099

112	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 4.1%

ASSET-BACKED SECURITIES 0.6%

Eurocredit CDO BV
1.678% due 02/22/2020	EUR	397	$524

Globaldrive BV
3.000% due 07/20/2015		486	690

			1,214

CORPORATE BONDS & NOTES 3.4%

ABN AMRO Bank NV
3.250% due 01/18/2013		700	1,003
3.750% due 01/12/2012		200	288

Achmea Hypotheekbank NV
0.660% due 11/03/2014		$1,500	1,494

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	1,741

LeasePlan Corp. NV
3.000% due 05/07/2012		$300	307
3.250% due 05/22/2014	EUR	500	721

Royal Bank Of Scotland NV
1.010% due 03/09/2015		$1,300	1,142

			6,696

MORTGAGE-BACKED SECURITIES 0.1%

Delphinus BV
1.378% due 11/28/2031	EUR	89	125
1.461% due 06/25/2066		8	11

			136

Total Netherlands (Cost $7,625)			8,046

NEW ZEALAND 1.4%

CORPORATE BONDS & NOTES 0.5%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	948

SOVEREIGN ISSUES 0.9%

New Zealand Government Bond
5.000% due 03/15/2019	NZD	800	592
6.000% due 05/15/2021		1,500	1,174

			1,766

Total New Zealand (Cost $2,651)			2,714

QATAR 0.1%

SOVEREIGN ISSUES 0.1%

Qatar Government International Bond
4.000% due 01/20/2015		$200	207

Total Qatar (Cost $200)			207

RUSSIA 0.5%

CORPORATE BONDS & NOTES 0.5%

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$700	843
10.500% due 03/25/2014		100	121

Total Russia (Cost $934)			964

SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	380

Total South Korea (Cost $393)			380

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 1.4%

SOVEREIGN ISSUES 1.4%

Instituto de Credito Oficial
2.941% due 03/25/2014	EUR	1,900	$2,686

Total Spain (Cost $2,691)			2,686

SWEDEN 0.4%

CORPORATE BONDS & NOTES 0.4%

Stadshypotek AB
3.750% due 12/12/2013	EUR	400	581

Swedbank Hypotek AB
4.625% due 05/23/2011		200	285

Total Sweden (Cost $765)			866

UNITED KINGDOM 11.1%

ASSET-BACKED SECURITIES 0.1%

Bumper S.A.
2.670% due 06/20/2022	EUR	177	252

CORPORATE BONDS & NOTES 9.8%

Abbey National Treasury Services PLC
3.125% due 06/30/2014		1,300	1,803

Bank of Scotland PLC
5.250% due 07/24/2012	AUD	500	516

Barclays Bank PLC
10.179% due 06/12/2021		$400	510

BP Capital Markets PLC
0.450% due 04/11/2011		100	100
3.125% due 03/10/2012		200	204
3.125% due 10/01/2015		600	603

British Sky Broadcasting Group PLC
9.500% due 11/15/2018		800	1,056

HBOS PLC
6.750% due 05/21/2018		446	437

LBG Capital No.1 PLC
8.500% due 12/29/2049		2,700	2,529

LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	200	350

Lloyds TSB Bank PLC
1.303% due 04/02/2012		$600	606

Nationwide Building Society
4.125% due 02/27/2012	EUR	2,000	2,889
5.500% due 07/18/2012		$300	315

Pearson Dollar Finance PLC
6.250% due 05/06/2018		1,275	1,430

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,113
2.625% due 05/11/2012		800	818
3.000% due 09/08/2016	EUR	600	819

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	104

XL Capital Finance Europe PLC
6.500% due 01/15/2012		200	208

Yorkshire Building Society
4.000% due 11/07/2011	EUR	1,200	1,716

			19,126

MORTGAGE-BACKED SECURITIES 1.1%

Holmes Master Issuer PLC
2.406% due 10/15/2054		1,200	1,706

Newgate Funding PLC
2.423% due 12/15/2050		200	182
2.673% due 12/15/2050		300	236

			2,124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%

United Kingdom Gilt
4.250% due 03/07/2036	GBP	100	$158

Total United Kingdom (Cost $19,954)			21,660

UNITED STATES 46.4%

ASSET-BACKED SECURITIES 1.5%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$36	36

ACE Securities Corp.
0.300% due 12/25/2036		113	110

AFC Home Equity Loan Trust
0.960% due 12/22/2027		5	3

Amortizing Residential Collateral Trust
0.950% due 10/25/2031		9	8

Amresco Residential Securities Mortgage Loan Trust
1.190% due 06/25/2029		9	8

Bear Stearns Asset-Backed Securities Trust
0.910% due 10/25/2032		4	3

Capital Auto Receivables Asset Trust
1.705% due 10/15/2012		242	243

Countrywide Asset-Backed Certificates
0.300% due 08/25/2037		82	80
0.430% due 09/25/2036		177	150

Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 01/25/2032		7	6

First Alliance Mortgage Loan Trust
0.484% due 12/20/2027		34	25

Ford Credit Auto Owner Trust
1.675% due 06/15/2012		65	65

Home Equity Mortgage Trust
5.500% due 01/25/2037		147	25

Mid-State Trust
8.330% due 04/01/2030		226	234

Renaissance Home Equity Loan Trust
0.750% due 12/25/2033		31	27

Residential Asset Mortgage Products, Inc.
0.810% due 06/25/2032		7	6

Residential Asset Securities Corp.
0.750% due 07/25/2032 (a)		18	10

SLC Student Loan Trust
0.760% due 06/15/2017		443	443

SLM Student Loan Trust
1.803% due 04/25/2023		1,409	1,456

Structured Asset Securities Corp.
0.650% due 05/25/2034		34	31

Wells Fargo Home Equity Trust
0.480% due 10/25/2035		10	10

			2,979

CORPORATE BONDS & NOTES 15.7%

Ally Financial, Inc.
5.375% due 06/06/2011	EUR	600	866
6.875% due 09/15/2011		$600	613
6.875% due 08/28/2012		600	633

American International Group, Inc.
4.875% due 03/15/2067	EUR	200	238
8.000% due 05/22/2068		500	712
8.175% due 05/15/2068		$1,100	1,192
8.250% due 08/15/2018		700	820

See Accompanying Notes	Annual Report	March 31, 2011	113

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AutoZone, Inc.
5.875% due 10/15/2012		$100	$107

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	300	432

Bank of America Corp.
4.750% due 05/23/2017		400	541
5.750% due 12/01/2017		$320	337

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,200	1,348

Boston Scientific Corp.
6.400% due 06/15/2016		300	327

Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	497

CIT Group, Inc.
5.250% due 04/01/2014		600	604

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,000	1,396

Citigroup, Inc.
5.500% due 10/15/2014		$500	539
6.000% due 08/15/2017		1,319	1,433
6.125% due 05/15/2018		1,085	1,183

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	677

Computer Sciences Corp.
5.500% due 03/15/2013		637	678

DR Horton, Inc.
6.000% due 04/15/2011		300	300

Erac USA Finance LLC
5.800% due 10/15/2012		700	744

GATX Financial Corp.
5.500% due 02/15/2012		637	655

Health Care REIT, Inc.
5.875% due 05/15/2015		400	436

International Lease Finance Corp.
5.350% due 03/01/2012		200	204
5.650% due 06/01/2014		1,500	1,515
5.875% due 05/01/2013		800	824
6.500% due 09/01/2014		800	858
6.750% due 09/01/2016		600	645

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		100	102

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	187

Lennar Corp.
5.600% due 05/31/2015		500	495

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	693

Masco Corp.
6.125% due 10/03/2016		200	205

Merrill Lynch & Co., Inc.
1.387% due 08/25/2014	EUR	100	137
1.388% due 05/30/2014		500	686
1.947% due 09/27/2012		700	969

Morgan Stanley
0.753% due 10/18/2016		$200	187
1.903% due 01/24/2014		1,500	1,531

Sabre Holdings Corp.
7.350% due 08/01/2011		200	205

Sealed Air Corp.
5.625% due 07/15/2013		200	210

Wal-Mart Stores, Inc.
5.000% due 10/25/2040		300	280
6.200% due 04/15/2038		100	110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,200	$1,716
4.375% due 05/19/2014		1,000	1,454

			30,521

MORTGAGE-BACKED SECURITIES 12.2%

American General Mortgage Loan Trust
5.150% due 03/25/2058		$849	879

American Home Mortgage Assets
0.440% due 05/25/2046		434	264
0.460% due 10/25/2046		311	177

American Home Mortgage Investment Trust
0.490% due 05/25/2047		380	45

Banc of America Funding Corp.
2.796% due 02/20/2036		395	379
5.500% due 08/25/2035		862	873

Banc of America Large Loan, Inc.
2.005% due 11/15/2015		689	652

Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		735	636
2.926% due 05/25/2035		600	484
3.184% due 09/25/2035		800	641

BCAP LLC Trust
0.420% due 01/25/2037		321	200

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		252	243
2.685% due 08/25/2033		8	9
2.710% due 03/25/2035		861	829
2.839% due 05/25/2034		57	55
2.875% due 10/25/2033		34	36
2.934% due 03/25/2035		40	39
4.137% due 05/25/2034		22	22
5.297% due 05/25/2047		671	520

Bear Stearns Alt-A Trust
0.410% due 02/25/2034		120	99
2.643% due 05/25/2035		32	29
2.802% due 02/25/2036 (a)		874	446
2.928% due 11/25/2035 (a)		271	166
5.089% due 11/25/2036		342	217
5.999% due 08/25/2036		381	262

Bear Stearns Structured Products, Inc.
2.683% due 01/26/2036		215	144

Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035		125	112
5.770% due 09/25/2037		674	481

Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		397	396

Countrywide Alternative Loan Trust
0.448% due 12/20/2046		356	205
0.464% due 07/20/2046		586	265
0.530% due 02/25/2037		613	376
0.600% due 05/25/2037		85	50
1.812% due 11/25/2035		105	65
2.352% due 11/25/2035		35	22
5.250% due 06/25/2035		61	54
5.663% due 02/25/2037		180	137
5.701% due 11/25/2035		581	381
5.801% due 08/25/2036		122	123
6.000% due 04/25/2037		108	72
6.250% due 08/25/2037		76	50
6.500% due 06/25/2036		161	99

Countrywide Home Loan Mortgage Pass-Through Trust
0.630% due 09/25/2034		86	52
2.969% due 08/25/2034		237	203
2.984% due 08/25/2034		21	16
3.051% due 04/20/2035		19	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
2.675% due 08/25/2033	$57	$58
6.500% due 04/25/2033	9	10

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	277	195

DBUBS Mortgage Trust
0.246% due 11/10/2046 (b)	900	16
1.402% due 11/10/2046 (b)	2,496	164

Extended Stay America Trust
1.166% due 01/05/2016 (b)	40,500	818

First Horizon Asset Securities, Inc.
2.708% due 12/25/2033	24	24

Greenpoint Mortgage Funding Trust
0.520% due 11/25/2045	17	11

GS Mortgage Securities Corp. II
1.142% due 03/06/2020	297	297

GSR Mortgage Loan Trust
1.990% due 03/25/2033	28	29
2.554% due 06/25/2034	67	61
2.796% due 09/25/2035	255	250
2.907% due 09/25/2035	800	718
3.044% due 01/25/2035	140	132

Harborview Mortgage Loan Trust
0.444% due 01/19/2038	240	159
1.162% due 12/19/2036	207	117
3.025% due 05/19/2033	104	106

Impac CMB Trust
1.250% due 07/25/2033	17	16

Indymac Index Mortgage Loan Trust
5.018% due 09/25/2035	240	217

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	123	118

JPMorgan Mortgage Trust
2.162% due 11/25/2033	30	30
5.279% due 07/25/2035	898	838
5.376% due 02/25/2036	349	318

MASTR Alternative Loans Trust
0.650% due 03/25/2036	74	23

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	736

Merrill Lynch Mortgage Investors, Inc.
0.500% due 08/25/2036	50	41
2.305% due 02/25/2033	26	25

MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035	566	521

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	489	312

RBSCF Trust
6.013% due 12/16/2049	200	220

Residential Accredit Loans, Inc.
0.400% due 02/25/2047	199	102
0.430% due 06/25/2046	617	251

Residential Asset Securitization Trust
5.750% due 02/25/2036 (a)	52	39

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	6	6

Sequoia Mortgage Trust
0.604% due 07/20/2033	171	165

Structured Adjustable Rate Mortgage Loan Trust
2.585% due 02/25/2034	29	29
2.652% due 04/25/2034	80	73

Structured Asset Mortgage Investments, Inc.
0.460% due 05/25/2046	155	88
0.470% due 05/25/2036	369	220

114	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.470% due 09/25/2047	$500	$216
0.834% due 07/19/2034	34	32

TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	290	167

WaMu Mortgage Pass-Through Certificates
0.560% due 01/25/2045	81	68
1.012% due 02/25/2047	609	393
1.514% due 05/25/2041	11	11
2.696% due 06/25/2033	26	25
2.734% due 02/27/2034	75	77
3.648% due 02/25/2037	371	297
5.254% due 12/25/2035	509	474

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.252% due 07/25/2046	131	59

Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036	669	599
2.790% due 07/25/2035	1,001	932
2.854% due 04/25/2036	465	445
2.885% due 10/25/2035	933	869

		23,740

MUNICIPAL BONDS & NOTES 4.1%

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	400	401

California State General Obligation Bonds, (BABs), Series 2010
5.700% due 11/01/2021	700	711
7.600% due 11/01/2040	700	766
7.700% due 11/01/2030	300	311

Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	200	188

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)	600	339

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	606

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	104

Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	600	632

New York City, New York General Obligation Bonds, (BABs), Series 2010
5.487% due 12/01/2022	600	639

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	100	91

Northside, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), (BABs), Series 2010
5.741% due 08/15/2035	200	188
5.891% due 08/15/2040	500	471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	$800	$912

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
7.734% due 02/15/2033	500	541

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	266

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	65

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	500	493

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	480	336

		8,065

	SHARES
PREFERRED SECURITIES 0.7%

DG Funding Trust
0.685% due 06/01/2047	172	1,306

SLM Corp.
4.158% due 06/01/2047	1,800	39

		1,345

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.2%

Fannie Mae
0.350% due 01/25/2021	$63	63
0.450% due 10/27/2037	1,000	994
0.750% due 12/25/2040	959	961
0.850% due 11/25/2020	1,297	1,295
2.142% due 12/01/2034	85	88
2.580% due 11/01/2015	2,462	2,471
2.686% due 11/01/2034	243	257
4.000% due 10/01/2040 - 04/01/2041	4,997	4,915
5.000% due 03/25/2017	58	59
6.000% due 04/25/2043 - 07/25/2044	199	220
6.500% due 11/25/2042	236	273

Freddie Mac
0.705% due 12/15/2031	2	2
0.855% due 12/15/2037	530	533
1.513% due 10/25/2044	279	275
4.500% due 07/15/2018	73	74

Ginnie Mae
0.854% due 02/16/2030	47	48
0.904% due 02/16/2030	43	43
2.125% due 11/20/2021 - 12/20/2026	27	27

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 07/20/2022 - 09/20/2026	$67	$70
3.250% due 01/20/2030	17	18
3.375% due 05/20/2028 - 06/20/2030	65	67
6.000% due 08/20/2034	741	806

NCUA Guaranteed Notes
0.629% due 11/06/2017	6,334	6,336
0.819% due 12/08/2020	1,652	1,660

Small Business Administration
5.600% due 09/01/2028	701	751

Tennessee Valley Authority
5.880% due 04/01/2036	637	731
7.140% due 05/23/2012	637	684

		23,721

Total United States (Cost $90,274)		90,371

SHORT-TERM INSTRUMENTS 4.1%

CERTIFICATES OF DEPOSIT 0.7%

Banco Do Brasil S.A.
0.000% due 02/15/2012	$1,100	1,108

Itau Unibanco S.A.
1.350% due 07/19/2011	300	299

		1,407

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
0.010% due 04/01/2011	997	997

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,020. Repurchase proceeds are $997.)

U.S. TREASURY BILLS 1.4%
0.165% due 07/07/2011 - 09/22/2011 (c)(f)(h)	2,802	2,800

	SHARES
PIMCO SHORT-TERM FLOATI NG NAV PORTFOLIO (e) 1.5%
	286,055	2,866

Total Short-Term Instruments (Cost $8,047)		8,070

Total Investments 97.1% (Cost $184,438)		$189,193

Written Options (j) (0.4%) (Premiums $741)		(872)

Other Assets and Liabilities (Net) 3.3%		6,469

Net Assets 100.0%		$194,790

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield.
(d)	Security becomes interest bearing at a future date.

See Accompanying Notes	Annual Report	March 31, 2011	115

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $1,524 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $3,186 at a weighted average interest rate of 0.264%. On March 31, 2011, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $1,277 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euroyen June Futures	Long	06/2011	398	$21
90-Day Euribor December Futures	Long	12/2011	293	(288)
90-Day Euribor June Futures	Long	06/2011	41	(15)
90-Day Euribor September Futures	Long	09/2011	353	(314)
90-Day Eurodollar December Futures	Long	12/2011	16	2
90-Day Eurodollar September Futures	Long	09/2011	114	7
Euro-Bobl June Futures	Long	06/2011	12	(14)
Euro-Bund 10-Year Bond June Futures	Long	06/2011	23	(3)
U.S. Treasury 10-Year Note June Futures	Long	06/2011	10	(6)

				$(610)

(i)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.354%	$	100	$(1)	$0	$(1)
British Sky Broadcasting Group PLC	BCLY	(0.700%	)	12/20/2018	0.766%		800	3	0	3
Burlington Northern Santa Fe LLC	RBS	(0.510%	)	03/20/2018	0.499%		446	0	0	0
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.748%		637	28	0	28
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.344%		300	0	0	0
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.483%		637	(2)	0	(2)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	0.553%		200	(2)	0	(2)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.474%		700	(28)	0	(28)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	0.473%		637	(1)	0	(1)
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	0.889%		400	(33)	0	(33)
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.342%		800	(47)	(38)	(9)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	1.515%		200	3	0	3
Lennar Corp.	BNP	(5.000%	)	06/20/2015	3.121%		500	(36)	(15)	(21)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.934%		638	(2)	0	(2)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	2.669%		200	18	0	18
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.824%		275	2	0	2
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.824%		1,000	(14)	0	(14)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.173%		1,000	5	(2)	7
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	1.662%		200	1	0	1
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.672%		200	1	0	1
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.705%		100	1	0	1
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.497%		200	(6)	0	(6)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.497%		100	(3)	0	(3)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.497%		146	(4)	0	(4)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.172%		100	(2)	0	(2)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.413%		200	0	0	0

								$(119)	$(55)	$(64)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.595%	$	300	$18	$6	$12
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.457%		200	11	4	7
Australia Government Bond	JPM	1.000%	06/20/2016	0.525%		1,600	39	37	2
Australia Government Bond	RBS	1.000%	03/20/2016	0.505%		1,200	29	26	3
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.346%		200	1	1	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.346%		900	5	4	1
China Government International Bond	CITI	1.000%	03/20/2016	0.677%		700	10	7	3
China Government International Bond	DUB	1.000%	12/20/2015	0.647%		200	3	4	(1)
China Government International Bond	HSBC	1.000%	12/20/2015	0.647%		1,300	21	25	(4)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.329%		500	12	0	12
Ensco PLC	CSFB	1.000%	03/20/2014	0.623%		500	5	(4)	9
France Government Bond	DUB	0.250%	12/20/2015	0.693%		5,100	(102)	(126)	24
France Government Bond	MSC	0.250%	12/20/2015	0.693%		1,000	(20)	(21)	1
France Government Bond	UBS	0.250%	12/20/2015	0.693%		300	(6)	(6)	0
France Government Bond	UBS	0.250%	03/20/2016	0.724%		900	(20)	(36)	16

116	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	CSFB	1.000%	03/20/2016	0.965%	$	900	$2	$(6)	$8
Japan Government International Bond	MSC	1.000%	03/20/2016	0.965%		100	0	(1)	1
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.347%		1,000	5	4	1
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.347%		1,000	5	4	1
Russia Government International Bond	CITI	1.000%	12/20/2011	0.294%		600	3	2	1
Russia Government International Bond	MLP	1.000%	12/20/2011	0.294%		1,000	6	4	2
Russia Government International Bond	MSC	1.000%	12/20/2011	0.294%		100	0	0	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.920%		700	3	8	(5)
South Korea Government Bond	DUB	1.000%	03/20/2016	0.956%		200	0	(1)	1
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.389%	EUR	700	(6)	(12)	6
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.450%	$	2,700	62	21	41
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.450%		800	18	6	12
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.450%		900	21	6	15
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.512%		1,500	34	33	1
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.450%		1,600	36	8	28

							$195	$(3)	$198

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-15 5-Year Index	MSC	(1.000%	)	12/20/2015	$	1,100	$(8)	$(5)	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	500	$(10)	$(14)	$4
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015		500	(10)	(14)	4
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		800	(16)	(31)	15
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		500	(10)	(13)	3

						$(46)	$(72)	$26

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$	4,580	JPY	380,140	$24	$3	$21

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	500	$10	$0	$10
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	11	0	11
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	40	0	40
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	1,900	(4)	0	(4)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		3,200	(7)	0	(7)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		14,200	(25)	0	(25)

See Accompanying Notes	Annual Report	March 31, 2011	117

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC	BRL	11,900	$(6)	$9	$(15)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,700	56	60	(4)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,000	19	5	14
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BCLY	JPY	3,100,000	(2)	(2)	0
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY	$	1,300	19	48	(29)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		4,000	61	41	20
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		1,100	17	17	0
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		1,500	23	44	(21)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		100	2	2	0
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		3,600	55	71	(16)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		1,300	18	12	6
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		200	2	3	(1)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		2,200	31	61	(30)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		400	5	12	(7)
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB	JPY	480,000	90	87	3
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		140,000	27	25	2
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC	MXN	13,000	(21)	(14)	(7)
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		4,300	(22)	(19)	(3)

							$399	$462	$(63)

(j)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/20/2011	13	$7	$(11)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	20	11	(4)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/21/2011	31	14	(27)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.500	04/21/2011	13	10	(15)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	75	32	(41)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	75	46	(15)

				$120	$(113)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	8,700	$77	$(127)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	(4)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,100	119	(221)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,600	14	(20)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,600	36	(46)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,600	28	(34)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,300	24	(36)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,100	23	(27)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,500	24	(32)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,200	22	(34)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,600	29	(33)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,800	11	0

								$409	$(614)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$	1.363	04/20/2011	EUR	3,100	$31	$(3)
Put - OTC EUR versus USD		1.383	05/04/2011		2,500	25	(14)
Put - OTC EUR versus USD		1.390	05/04/2011		1,800	19	(12)
Put - OTC EUR versus USD		1.400	05/04/2011		2,000	21	(19)
Call - OTC USD versus CLP	CLP	511.500	04/05/2011	$	1,100	17	0
Put - OTC USD versus JPY	JPY	76.500	04/20/2011		600	7	0
Call - OTC USD versus KRW	KRW	1,180.000	04/14/2011		2,200	16	0
Call - OTC USD versus MXN	MXN	12.800	04/12/2011		1,000	9	0

						$145	$(48)

118	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	1,400	$8	$(12)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		800	4	(6)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		4,000	43	(71)

						$55	$(89)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$500	$6	$(3)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	600	6	(5)

						$12	$(8)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	87	$53,500	AUD	0	EUR	1,100	GBP	3,500	$469
Sales	636	132,600		11,600		59,200		600	1,700
Closing Buys	(472)	(86,600)		(1,900)		(38,000)		0	(806)
Expirations	(24)	(22,300)		(9,700)		(12,900)		(4,100)	(490)
Exercised	0	(19,600)		0		0		0	(132)

Balance at 03/31/2011	227	$57,600	AUD	0	EUR	9,400	GBP	0	$741

(k)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FMS Wertmanagement	1.012%	01/20/2014	01/13/2011	$1,600	$1,706	0.88%

(l)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	547	04/2011	BCLY	$27	$0	$27
Sell		212	04/2011	BCLY	0	(1)	(1)
Sell		464	04/2011	BOA	0	(5)	(5)
Sell		222	04/2011	CITI	0	(2)	(2)
Sell		1,768	04/2011	CSFB	0	(14)	(14)
Buy		152	04/2011	DUB	8	0	8
Sell		2,121	04/2011	DUB	0	(114)	(114)
Sell		513	04/2011	HSBC	0	(2)	(2)
Sell		242	04/2011	RBS	0	(2)	(2)
Buy		1,848	04/2011	UBS	0	(4)	(4)
Sell		2,060	04/2011	UBS	4	(3)	1
Buy	BRL	102	04/2011	BCLY	2	0	2
Sell		102	04/2011	CITI	0	(1)	(1)
Buy		102	06/2011	CITI	2	0	2
Sell	CAD	247	04/2011	MSC	0	(2)	(2)
Sell		269	05/2011	DUB	0	(2)	(2)
Sell		538	05/2011	GSC	0	(4)	(4)
Sell		108	05/2011	HSBC	0	(1)	(1)
Sell		430	05/2011	RBC	0	(4)	(4)
Sell		2,813	06/2011	BCLY	0	(16)	(16)
Buy		1,356	06/2011	BNP	9	0	9
Buy	CNY	2,013	04/2011	BCLY	3	0	3
Sell		7,850	04/2011	CITI	0	(3)	(3)
Buy		1,033	04/2011	CSFB	2	0	2
Buy		648	04/2011	HSBC	1	0	1
Buy		781	04/2011	JPM	1	0	1
Buy		3,376	04/2011	MSC	6	0	6
Buy		5,271	06/2011	BCLY	20	0	20
Sell		6,187	06/2011	BCLY	0	(4)	(4)
Buy		3,257	06/2011	DUB	5	(1)	4
Buy		3,518	06/2011	HSBC	13	0	13
Buy		4,011	06/2011	JPM	5	0	5
Sell		18,270	06/2011	JPM	0	(2)	(2)

See Accompanying Notes	Annual Report	March 31, 2011	119

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	10,348	06/2011	RBS	$43	$0	$43
Buy		2,113	09/2011	BOA	8	0	8
Buy		2,085	09/2011	CITI	8	0	8
Buy		6,030	09/2011	HSBC	23	0	23
Buy		12,090	09/2011	JPM	49	0	49
Buy		263	11/2011	BCLY	0	0	0
Buy		1,583	11/2011	CITI	1	0	1
Buy		646	11/2011	JPM	0	(1)	(1)
Buy		2,246	09/2015	BCLY	2	0	2
Buy		246	09/2015	BOA	1	0	1
Buy		9,516	09/2015	CITI	4	0	4
Buy		2,810	09/2015	JPM	1	0	1
Buy		246	09/2015	MSC	1	0	1
Buy	DKK	517	05/2011	BNP	3	0	3
Buy	EUR	12,833	04/2011	BCLY	56	0	56
Buy		110	04/2011	BNP	0	0	0
Buy		1,020	04/2011	CITI	66	0	66
Sell		1,889	04/2011	CITI	4	0	4
Sell		12,575	04/2011	DUB	0	(440)	(440)
Buy		12,834	04/2011	GSC	49	0	49
Sell		12,574	04/2011	HSBC	0	(449)	(449)
Buy		12,833	04/2011	JPM	53	0	53
Buy		1,084	04/2011	RBC	0	0	0
Buy		1,052	04/2011	RBS	60	0	60
Sell		12,656	04/2011	RBS	0	(502)	(502)
Sell		12,833	05/2011	BCLY	0	(56)	(56)
Sell		12,834	05/2011	GSC	0	(49)	(49)
Sell		12,833	05/2011	JPM	0	(52)	(52)
Sell	GBP	8,604	04/2011	BCLY	282	0	282
Buy		242	04/2011	BNP	0	(2)	(2)
Sell		10,071	04/2011	BNP	305	(5)	300
Buy		767	04/2011	CITI	0	(1)	(1)
Buy		1,000	04/2011	CSFB	3	0	3
Buy		15,934	04/2011	RBS	15	0	15
Sell	HKD	176	04/2011	HSBC	0	0	0
Sell	IDR	1,205,200	04/2011	BOA	0	0	0
Buy		1,205,200	04/2011	JPM	7	0	7
Buy		1,113,420	07/2011	CITI	7	0	7
Sell		6,390,330	07/2011	CITI	0	(1)	(1)
Buy		2,315,330	07/2011	HSBC	17	0	17
Buy		7,719,490	07/2011	JPM	39	0	39
Buy		1,205,200	01/2012	BOA	1	0	1
Buy	INR	15,252	08/2011	CITI	10	0	10
Buy		9,700	08/2011	DUB	6	0	6
Buy		71,234	08/2011	MSC	53	0	53
Sell	JPY	27,896	04/2011	BCLY	6	0	6
Buy		13,928	04/2011	BNP	0	(2)	(2)
Sell		252,685	04/2011	BNP	9	0	9
Buy		35,000	04/2011	BOA	0	(7)	(7)
Sell		29,796	04/2011	BOA	1	0	1
Buy		24,000	04/2011	CITI	0	(5)	(5)
Buy		38,192	04/2011	JPM	0	(1)	(1)
Sell		18,025	04/2011	RBC	1	0	1
Buy		394,042	04/2011	RBS	0	(75)	(75)
Sell		382,003	04/2011	RBS	6	(4)	2
Buy	KRW	596,720	05/2011	BCLY	13	0	13
Sell		689,176	05/2011	BCLY	0	(7)	(7)
Buy		1,176,135	05/2011	CITI	28	0	28
Sell		285,806	05/2011	CITI	0	(1)	(1)
Buy		33,676	05/2011	GSC	1	0	1
Buy		78,000	05/2011	HSBC	2	0	2
Buy		2,693,190	05/2011	JPM	117	0	117
Sell		1,240,127	05/2011	JPM	0	(6)	(6)
Sell		1,357,200	05/2011	MSC	0	(35)	(35)
Buy		158,000	05/2011	RBS	4	0	4
Sell		396,854	05/2011	RBS	0	(6)	(6)
Buy		570,905	08/2011	BCLY	14	0	14
Buy		516,449	08/2011	MSC	8	0	8
Buy		649,000	08/2011	RBS	6	0	6
Sell	MXN	5,101	07/2011	CITI	0	(3)	(3)
Buy		32,034	07/2011	HSBC	87	0	87
Sell		10,856	07/2011	HSBC	0	(5)	(5)
Sell		4,189	07/2011	MSC	0	(2)	(2)
Buy	MYR	100	08/2011	BCLY	0	0	0
Buy		514	08/2011	CITI	3	0	3

120	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	291	08/2011	HSBC	$1	$0	$1
Buy		100	08/2011	JPM	1	0	1
Sell	NOK	1,226	04/2011	RBS	0	(3)	(3)
Buy		7,780	05/2011	BCLY	54	0	54
Buy		1,845	05/2011	CSFB	3	0	3
Buy		950	05/2011	UBS	2	0	2
Sell	NZD	1,724	04/2011	UBS	0	(16)	(16)
Buy	PHP	6,000	06/2011	BOA	0	(1)	(1)
Buy		64,803	06/2011	CITI	9	(10)	(1)
Buy		13,323	06/2011	DUB	3	0	3
Buy		10,009	06/2011	HSBC	2	0	2
Buy		13,687	06/2011	JPM	3	0	3
Sell		34,944	06/2011	JPM	0	(6)	(6)
Buy		16,860	06/2011	MSC	6	0	6
Sell	SEK	133	05/2011	BNP	0	0	0
Buy	SGD	182	09/2011	BCLY	2	0	2
Buy		100	09/2011	CITI	1	0	1
Buy	TWD	17,317	04/2011	CITI	2	0	2
Sell		17,317	04/2011	CITI	0	(2)	(2)
Buy		185	04/2011	DUB	0	0	0
Sell		184	04/2011	DUB	0	0	0
Buy		17,132	04/2011	HSBC	0	(13)	(13)
Sell		17,132	04/2011	HSBC	0	(2)	(2)
Buy		17,317	01/2012	CITI	2	0	2

					$1,682	$(1,957)	$(275)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$11,070	$0	$11,070
Mortgage-Backed Securities	0	2,541	0	2,541
Brazil
Corporate Bonds & Notes	0	606	0	606
Canada
Asset-Backed Securities	0	1,212	0	1,212
Corporate Bonds & Notes	0	2,725	0	2,725
Sovereign Issues	0	4,051	0	4,051
Cayman Islands
Asset-Backed Securities	0	0	1,796	1,796
Corporate Bonds & Notes	0	2,432	0	2,432
Chile
Corporate Bonds & Notes	0	898	0	898
Denmark
Corporate Bonds & Notes	0	404	0	404
France
Corporate Bonds & Notes	0	12,044	0	12,044
Sovereign Issues	0	3,375	0	3,375
Germany
Corporate Bonds & Notes	0	4,059	0	4,059
Sovereign Issues	0	1,706	0	1,706
India
Corporate Bonds & Notes	0	0	199	199
Ireland
Asset-Backed Securities	0	392	0	392
Mortgage-Backed Securities	0	232	0	232
Italy
Corporate Bonds & Notes	0	1,434	0	1,434
Japan
Mortgage-Backed Securities	0	327	0	327
Jersey, Channel Islands
Asset-Backed Securities	0	488	0	488
Corporate Bonds & Notes	0	139	0	139
Luxembourg
Corporate Bonds & Notes	0	1,099	0	1,099

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Netherlands
Asset-Backed Securities	$0	$690	$524	$1,214
Corporate Bonds & Notes	0	6,696	0	6,696
Mortgage-Backed Securities	0	136	0	136
New Zealand
Corporate Bonds & Notes	0	948	0	948
Sovereign Issues	0	1,766	0	1,766
Qatar
Sovereign Issues	0	207	0	207
Russia
Corporate Bonds & Notes	0	964	0	964
South Korea
Sovereign Issues	0	380	0	380
Spain
Sovereign Issues	0	0	2,686	2,686
Sweden
Corporate Bonds & Notes	0	866	0	866
United Kingdom
Asset-Backed Securities	0	252	0	252
Corporate Bonds & Notes	0	16,597	2,529	19,126
Mortgage-Backed Securities	0	2,124	0	2,124
Sovereign Issues	0	158	0	158
United States
Asset-Backed Securities	0	2,979	0	2,979
Corporate Bonds & Notes	0	30,521	0	30,521
Mortgage-Backed Securities	0	23,740	0	23,740
Municipal Bonds & Notes	0	8,065	0	8,065
Preferred Securities	39	0	1,306	1,345
U.S. Government Agencies	0	15,725	7,996	23,721
Short-Term Instruments
Certificates of Deposit	0	1,407	0	1,407
Repurchase Agreements	0	997	0	997
U.S. Treasury Bills	0	2,800	0	2,800
PIMCO Short-Term Floating NAV Portfolio	2,866	0	0	2,866
	$2,905	$169,252	$17,036	$189,193

See Accompanying Notes	Annual Report	March 31, 2011	121

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$298	$0	$298
Foreign Exchange Contracts	0	1,703	0	1,703
Interest Rate Contracts	30	106	0	136
	$30	$2,107	$0	$2,137

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(142)	$0	$(142)
Foreign Exchange Contracts	0	(2,005)	0	(2,005)
Interest Rate Contracts	(640)	(895)	(97)	(1,632)
	$(640)	$(3,042)	$(97)	$(3,779)

Totals	$2,295	$168,317	$16,939	$187,551

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Australia
Mortgage-Backed Securities	$1,195	$0	$(303)	$0	$7	$108	$0	$(1,007)	$0	$0
Cayman Islands
Asset-Backed Securities	0	1,776	0	5	0	15	0	0	1,796	15
India
Corporate Bonds & Notes	0	200	0	0	0	(1)	0	0	199	(1)
Jersey, Channel Islands
Asset-Backed Securities	679	0	(207)	0	(2)	18	0	(488)	0	0
Netherlands
Asset-Backed Securities	0	578	(65)	2	3	6	0	0	524	6
Spain
Sovereign Issues	0	2,691	0	0	0	(5)	0	0	2,686	(5)
United Kingdom
Corporate Bonds & Notes	0	0	0	0	0	0	2,529	0	2,529	0
United States
Mortgage-Backed Securities	1,100	0	(251)	0	0	30	0	(879)	0	0
Preferred Securities	1,402	0	0	0	0	(96)	0	0	1,306	(96)
U.S. Government Agencies	0	8,500	(514)	0	0	10	0	0	7,996	10

	$4,376	$13,745	$(1,340)	$7	$8	$85	$2,529	$(2,374)	$17,036	$(71)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(67)	$0	$0	$(30)	$0	$0	$(97)	$(30)

Totals	$4,376	$13,745	$(1,407)	$7	$8	$55	$2,529	$(2,374)	$16,939	$(101)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$11	$11
Unrealized appreciation on foreign currency contracts	0	0	0	1,682	0	1,682
Unrealized appreciation on swap agreements	0	298	0	21	106	425

	$0	$298	$0	$1,703	$117	$2,118

122	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2011

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$48	$824	$872
Variation margin payable (2)	0	0	0	0	29	29
Unrealized depreciation on foreign currency contracts	0	0	0	1,957	0	1,957
Unrealized depreciation on swap agreements	0	141	0	0	169	310

	$0	$141	$0	$2,005	$1,022	$3,168

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(18)	$0	$(18)
Net realized gain on futures contracts, written options and swaps	0	247	0	495	4,773	5,515
Net realized (loss) on foreign currency transactions	0	0	0	(6,509)	0	(6,509)

	$0	$247	$0	$(6,032)	$4,773	$(1,012)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$261	$0	$72	$(1,906)	$(1,573)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(700)	0	(700)

	$0	$261	$0	$(628)	$(1,906)	$(2,273)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(610) as reported in the Notes to Schedule of Investments.

(o)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$379	$(390)	$(11)
BNP	327	(270)	57
BOA	(101)	60	(41)
CITI	141	0	141
CSFB	149	0	149
DUB	(644)	640	(4)
GSC	(13)	0	(13)
HSBC	(343)	340	(3)
JPM	251	0	251
MLP	9	0	9
MSC	(45)	0	(45)
RBC	(3)	0	(3)
RBS	(624)	485	(139)
SOG	(15)	0	(15)
UBS	(57)	0	(57)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	123

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of eight funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not

124	PIMCO Funds	International Bond Funds

March 31, 2011

available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond,

Annual Report	March 31, 2011	125

Notes to Financial Statements (Cont.)

however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2011 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

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March 31, 2011

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a

Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into asset, credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Notes to Financial Statements (Cont.)

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of reference assets, so that a Fund can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap package involves transactions in which a Fund acquires a bond position and then enters into an interest rate swap with the bank that sold a Fund the bond. This transforms the fixed coupon of the bond into a LIBOR based floating coupon.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2011 for which a Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

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March 31, 2011

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to

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Notes to Financial Statements (Cont.)

terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman

Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D (1)	A, B, C and R Classes
PIMCO Developing Local Markets Fund	0.45%	0.40%	0.50%	0.40%	0.80%	0.55%
PIMCO Emerging Local Bond Fund	0.45%	0.45%	0.55%	0.45%	0.90%	0.65%
PIMCO Emerging Markets and Infrastructure Bond Fund	0.85%	0.40%	0.50%	N/A	N/A	N/A
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.48%	0.38%	0.80%	0.55%
PIMCO Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.35%	0.25%	0.65%	0.45%	(2)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.35%	0.25%	0.65%	0.45%	(2)
PIMCO Global Bond Fund (Unhedged)	0.25%	0.30%	0.40%	0.30%	0.70%	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.40%	0.30%	N/A	0.45%	(2)

(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.

(c) Distribution and Servicing Fees  Effective February 14, 2011, PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributors was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2011.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates the Distributors or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid the Distributors distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

The Distributors also receive the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2011, the Distributors received $27,197,430 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit;

130	PIMCO Funds	International Bond Funds

March 31, 2011

(vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative

Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Emerging Markets and Infrastructure Bond Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class
PIMCO Emerging Markets and Infrastructure Bond Fund	1.25%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at March 31, 2011, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Emerging Markets and Infrastructure Bond Fund	$53

Effective January 1, 2011, each unaffiliated Trustee will receive an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

Prior to January 1, 2011, each unaffiliated Trustee received an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Short-Term Floating NAV Portfolio does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2011, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Developing Local Markets Fund	$605,910	$62,148
PIMCO Emerging Local Bond Fund	296,364	119,660
PIMCO Emerging Markets and Infrastructure Bond Fund	12,609	93,494
PIMCO Emerging Markets Bond Fund	215,390	209,276
PIMCO Foreign Bond Fund (Unhedged)	75,999	8,249
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	82,633	29,292
PIMCO Global Bond Fund (Unhedged)	10,341	2,487
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	8,571	2,754

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended March 31, 2011 (amounts in thousands):

Fund Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Net Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2011	Dividend Income
PIMCO Developing Local Markets Fund	$656,773	$3,218,961	$(2,897,300)	$505	$122	$979,061	$2,461
PIMCO Emerging Local Bond Fund	133,891	3,025,617	(2,976,900)	252	11	182,871	1,917
PIMCO Emerging Markets and Infrastructure Bond Fund	4,313	151,925	(152,900)	6	(1)	3,343	25
PIMCO Emerging Markets Bond Fund	185,490	1,542,761	(1,610,000)	94	(1)	118,344	261
PIMCO Foreign Bond Fund (Unhedged)	5,075	2,170,713	(2,144,000)	8	0	31,796	313
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	27,878	2,801,055	(2,792,700)	55	1	36,289	455
PIMCO Global Bond Fund (Unhedged)	7,408	774,610	(774,700)	48	(1)	7,365	110
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	130	228,029	(225,300)	7	0	2,866	29

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

Annual Report	March 31, 2011	131

Notes to Financial Statements (Cont.)

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2011, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Developing Local Markets Fund	$196,721	$250,702	$2,130,797	$1,044,957
PIMCO Emerging Local Bond Fund	6,030	11,441	4,222,051	1,163,658
PIMCO Emerging Markets and Infrastructure Bond Fund	79,810	80,422	433,760	255,655
PIMCO Emerging Markets Bond Fund	2,205,675	2,222,590	1,816,562	969,917
PIMCO Foreign Bond Fund (Unhedged)	1,175,909	1,104,202	10,246,703	9,873,532
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	645,936	626,718	7,139,193	6,814,613
PIMCO Global Bond Fund (Unhedged)	690,343	630,548	2,512,379	2,633,159
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	255,839	250,228	281,455	345,468

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Developing Local Markets Fund				PIMCO Emerging Local Bond Fund
	Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	249,793	$2,566,784	152,344	$1,508,356	322,050	$3,394,617	147,270	$1,454,392
Class P	7,352	77,065	8,384	80,611	104,858	1,099,796	6,960	69,742
Administrative Class	2,788	29,301	652	6,490	13,504	142,959	26,210	263,870
Class D	20,223	211,749	24,146	235,213	52,259	555,608	53,309	522,929
Other Classes	11,866	123,650	17,915	174,491	54,341	580,334	17,214	170,186

Issued as reinvestment of distributions
Institutional Class	4,902	51,011	3,245	31,324	21,124	223,943	7,422	70,590
Class P	28	295	15	152	1,951	20,781	25	249
Administrative Class	20	206	8	74	1,769	18,715	312	3,146
Class D	418	4,359	428	4,161	4,617	48,944	1,075	10,691
Other Classes	321	3,333	362	3,503	2,386	25,337	332	3,266

Cost of shares redeemed
Institutional Class	(116,570)	(1,200,989)	(142,166)	(1,301,555)	(140,496)	(1,496,428)	(161,286)	(1,439,840)
Class P	(4,931)	(50,139)	(1,007)	(9,971)	(21,809)	(233,283)	(300)	(3,024)
Administrative Class	(158)	(1,662)	(702)	(6,616)	(21,191)	(224,450)	(2,376)	(23,863)
Class D	(13,623)	(140,306)	(14,859)	(145,880)	(23,984)	(252,735)	(6,149)	(60,999)
Other Classes	(14,273)	(147,278)	(15,718)	(148,882)	(15,613)	(165,185)	(2,545)	(24,997)
Net increase resulting from Fund share transactions	148,156	$1,527,379	33,047	$431,471	355,766	$3,738,953	87,473	$1,016,338

132	PIMCO Funds	International Bond Funds

March 31, 2011

	PIMCO Emerging Markets and Infrastructure Bond Fund				PIMCO Emerging Markets Bond Fund
	Year Ended 03/31/2011		Period from 07/01/2009 to 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	15,695	$179,926	14,528	$159,426	127,000	$1,411,904	81,925	$811,096
Class P	1,233	14,139	0	0	22,664	250,311	7,554	75,151
Administrative Class	0	0	0	0	2,953	32,871	562	5,626
Class D	0	0	0	0	29,515	328,608	17,129	170,675
Other Classes	0	0	0	0	34,491	383,241	24,021	241,168

Issued as reinvestment of distributions
Institutional Class	1,628	18,511	236	2,598	6,767	74,715	7,884	77,930
Class P	0	2	0	0	418	4,643	88	894
Administrative Class	0	0	0	0	87	962	68	673
Class D	0	0	0	0	1,231	13,611	931	9,301
Other Classes	0	0	0	0	2,083	23,005	1,685	16,812

Cost of shares redeemed
Institutional Class	(2,030)	(23,043)	(362)	(3,959)	(111,707)	(1,237,636)	(114,386)	(1,114,345)
Class P	(38)	(435)	0	0	(9,667)	(107,836)	(1,302)	(13,255)
Administrative Class	0	0	0	0	(2,303)	(25,847)	(421)	(4,172)
Class D	0	0	0	0	(20,769)	(231,254)	(9,348)	(95,139)
Other Classes	0	0	0	0	(23,591)	(260,660)	(14,925)	(147,452)
Net increase resulting from Fund share transactions	16,488	$189,100	14,402	$158,065	59,172	$660,638	1,465	$34,963

	PIMCO Foreign Bond Fund (Unhedged)				PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	121,177	$1,311,165	103,598	$1,013,579	101,831	$1,074,581	69,417	$690,380
Class P	7,142	76,147	6,538	63,379	11,961	125,619	5,220	51,289
Administrative Class	321	3,444	6,906	60,438	751	8,017	815	8,170
Class D	24,135	260,749	26,056	259,539	24,983	265,740	13,182	133,297
Other Classes	19,851	212,701	22,116	218,021	19,657	208,307	11,557	115,979

Issued as reinvestment of distributions
Institutional Class	10,494	110,885	4,295	41,573	7,373	77,311	11,295	112,603
Class P	162	1,715	31	311	177	1,849	102	1,018
Administrative Class	99	1,047	531	4,652	83	870	182	1,806
Class D	2,066	21,827	572	5,577	1,197	12,537	906	9,065
Other Classes	1,795	18,956	688	6,646	1,267	13,265	1,569	15,680

Cost of shares redeemed
Institutional Class	(88,046)	(922,439)	(63,957)	(615,535)	(74,015)	(782,433)	(137,567)	(1,330,610)
Class P	(5,546)	(60,314)	(903)	(9,112)	(4,416)	(47,024)	(1,059)	(10,584)
Administrative Class	(1,339)	(13,660)	(77,114)	(687,561)	(1,247)	(13,270)	(2,372)	(23,910)
Class D	(14,236)	(149,456)	(9,873)	(97,430)	(18,918)	(200,596)	(4,872)	(48,366)
Other Classes	(16,127)	(170,254)	(13,376)	(128,455)	(13,177)	(139,541)	(12,577)	(122,364)
Net increase (decrease) resulting from Fund share transactions	61,948	$702,513	6,108	$135,622	57,507	$605,232	(44,202)	$(396,547)

Annual Report	March 31, 2011	133

Notes to Financial Statements (Cont.)

	PIMCO Global Bond Fund (Unhedged)				PIMCO Global Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	25,211	$248,571	25,884	$243,479	6,356	$62,876	7,111	$67,517
Class P	105	1,014	0	0	471	4,659	406	3,776
Administrative Class	6,038	60,838	4,618	43,789	157	1,574	18	172
Class D	1,270	12,586	1,257	12,083	0	0	0	0
Other Classes	0	0	0	0	3,432	34,024	2,420	22,932

Issued as reinvestment of distributions
Institutional Class	5,128	50,189	3,973	37,475	728	7,163	839	7,901
Class P	0	4	0	0	13	128	5	41
Administrative Class	1,599	15,647	1,032	9,745	3	29	1	7
Class D	96	934	20	195	0	0	0	0
Other Classes	0	0	0	0	182	1,788	192	1,806

Cost of shares redeemed
Institutional Class	(32,413)	(317,410)	(26,492)	(241,880)	(12,896)	(126,663)	(3,934)	(36,348)
Class P	(21)	(200)	0	0	(293)	(2,889)	(43)	(407)
Administrative Class	(5,706)	(56,490)	(4,449)	(40,542)	(82)	(809)	(3)	(34)
Class D	(749)	(7,367)	(299)	(2,726)	0	0	0	0
Other Classes	0	0	0	0	(3,000)	(29,648)	(1,392)	(12,962)
Net increase (decrease) resulting from Fund share transactions	558	$8,316	5,544	$61,618	(4,929)	$(47,768)	5,620	$54,401

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any litigation or arbitration proceedings and is not aware of any litigation or claim pending or threatened by or against it. However, PIMCO is a defendant in the following litigation matters unrelated to its management of the Trust.

In Kohen v. PIMCO and PIMCO Funds, plaintiffs challenged certain trades by PIMCO in the June 2005 10 year futures contract. PIMCO’s position is that all such trades were properly designed to secure best execution for its clients. The parties resolved this matter through settlement, which resolves all of the claims against PIMCO and PIMCO Funds. In settling this matter, PIMCO and PIMCO Funds deny any liability. This settlement is purely private in nature and not a regulatory matter.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of March 31, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2007-2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2011, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Developing Local Markets Fund	$37,851	$0	$81,268	$(36,710)	$(618,186)	$0
Emerging Local Bond Fund	106,394	0	372,010	(232,645)	(40,365)	(10,487)
Emerging Markets and Infrastructure Bond Fund	104	323	4,477	(126)	0	0
Emerging Markets Bond Fund	12,202	0	227,171	(23,846)	(67,550)	0
Foreign Bond Fund (Unhedged)	18,248	0	28,345	(56,485)	(49,035)	(46,882)
Foreign Bond Fund (U.S. Dollar-Hedged)	0	0	95,803	(87,804)	0	(82,120)
Global Bond Fund (Unhedged)	0	0	11,509	(15,398)	0	(32,091)
Global Bond Fund (U.S. Dollar-Hedged)	41	0	4,575	(3,599)	0	(6,685)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

134	PIMCO Funds	International Bond Funds

March 31, 2011

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2010 through March 31, 2011 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2011, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2012	2013	2014	2015	2016	2017	2018	2019
Developing Local Markets Fund	$0	$0	$0	$0	$0	$249,576	$368,610	$0
Emerging Local Bond Fund	0	0	0	0	0	20,468	19,897	0
Emerging Markets Bond Fund	0	0	0	0	0	0	67,550	0
Foreign Bond Fund (Unhedged)	0	0	0	0	0	0	49,035	0

As of March 31, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Developing Local Markets Fund	$4,411,575	$64,944	$(17,697)	$47,247
Emerging Local Bond Fund	6,488,802	361,292	(25,499)	335,793
Emerging Markets and Infrastructure Bond Fund	338,680	7,734	(3,753)	3,981
Emerging Markets Bond Fund	3,397,439	221,382	(13,110)	208,272
Foreign Bond Fund (Unhedged)	3,056,739	91,778	(74,646)	17,132
Foreign Bond Fund (U.S. Dollar-Hedged)	2,962,035	138,486	(46,227)	92,259
Global Bond Fund (Unhedged)	909,877	34,329	(23,434)	10,895
Global Bond Fund (U.S. Dollar-Hedged)	184,549	8,651	(4,007)	4,644

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

For the fiscal years ended March 31, 2011 and March 31, 2010, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2011			March 31, 2010
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
Developing Local Markets Fund	$66,229	$0	$0	$28,049	$0	$16,913
Emerging Local Bond Fund	398,177	0	0	97,450	0	0
Emerging Markets and Infrastructure Bond Fund	17,832	994	0	2,601	0	0
Emerging Markets Bond Fund	163,319	0	0	28,442	0	122,276
Foreign Bond Fund (Unhedged)	185,795	0	0	69,122	0	0
Foreign Bond Fund (U.S. Dollar-Hedged)	114,909	20,155	0	165,125	15,501	0
Global Bond Fund (Unhedged)	66,725	3,111	0	48,719	0	0
Global Bond Fund (U.S. Dollar-Hedged)	7,912	3,336	0	12,297	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

14.  SUBSEQUENT EVENTS

Effective May 1, 2011, the Supervisory and Administrative Fee was reduced on certain Funds. Please reference the Supervisory and Administrative Fee table in Note 7(b) for additional information.

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

Annual Report	March 31, 2011	135

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class, Class P, Administrative Class and Class D Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights for the Institutional Class, Class P, Administrative Class and Class D shares present fairly, in all material respects, the financial position of PIMCO Developing Local Markets Fund, PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets and Infrastructure Bond Fund, PIMCO Emerging Markets Bond Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged) (eight series of PIMCO Funds, hereafter referred to as the “Funds”) at March 31, 2011 and the results of each of their operations, the changes in each of their net assets and the financial highlights of the Funds for the Institutional Class, Class P, Administrative Class and Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, brokers and underlying funds’ transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 20, 2011

136	PIMCO Funds	International Bond Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	UYU	Uruguayan Peso
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index -Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
AID	Agency International Development	CMBS	Collateralized Mortgage-Backed Security	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

Annual Report	March 31, 2011	137

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2011) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2011 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2011 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2011 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2011 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$7,945	$0
Emerging Local Bond Fund	0.00%	0.00%	6,079	0
Emerging Markets and Infrastructure Bond Fund	0.00%	0.00%	1,498	5,561
Emerging Markets Bond Fund	0.00%	0.00%	17,715	0
Foreign Bond Fund (Unhedged)	0.03%	0.03%	18,765	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.04%	0.04%	26,274	6,554
Global Bond Fund (Unhedged)	0.02%	0.02%	8,515	0
Global Bond Fund (U.S. Dollar-Hedged)	0.12%	0.12%	2,192	1,231

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2012, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2011.

138	PIMCO Funds	International Bond Funds

Management of the Trust

(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call the Trust at 1-866-746-2602 or visit our website at www.pimco.com/investments.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director and member of Executive Committee, PIMCO.	149	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust; Chairman and Trustee, PIMCO Equity Series; Chairman and Trustee, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors and Executive Committee, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC (1992-present); Formerly, Chairman and Director, PCM Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to present	Managing Director, Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Global Investors.	145	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to present	Private Investor.	149	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	04/1987 to 02/1993 and 02/1995 to present	Private Investor.	149	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT; Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to present	Private Investor and Business Advisor (primarily to manufacturing companies).	145	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust Director, Ameron International (manufacturing). Formerly Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	145	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (1938) Trustee	07/1993 to 02/1995 and 08/1995 to present	Private Investor.	145	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2011	139

Management of the Trust (Cont.)

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (1959) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO.

William H. Gross (1944) Senior Vice President	04/1987 to present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (1962) Vice President-Senior Counsel, Secretary	05/2005 to present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (1970) Vice President	05/2008 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (1957) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Audrey L. Cheng (1975) Assistant Secretary	11/2010 to present	Vice President and Attorney, PIMCO. Formerly, Associate, Morrison & Foerster LLP.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

140	PIMCO Funds	International Bond Funds

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2011	141

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3009AR_033111

Your Global Investment Authority

Annual Report

March 31, 2011

Municipal Bond Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO MuniGO Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		13
Benchmark Descriptions		14
Financial Highlights		16
Statements of Assets and Liabilities		26
Statements of Operations		27
Statements of Changes in Net Assets		28
Notes to Financial Statements		68
Report of Independent Registered Public Accounting Firm		79
Glossary		80
Federal Income Tax Information		81
Management of the Trust		82
Privacy Policy		84

FUND	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	6	30
PIMCO California Short Duration Municipal Income Fund	7	35
PIMCO High Yield Municipal Bond Fund	8	42
PIMCO Municipal Bond Fund	9	49
PIMCO MuniGO Fund	10	55
PIMCO New York Municipal Bond Fund	11	57
PIMCO Short Duration Municipal Income Fund	12	61

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648 for Institutional Class, Class P and Administrative Class shares or (800) 426-0107 for Class A, Class B, Class C and Class D shares, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (800) 927-4648 for Institutional Class, Class P and Administrative Class shares or (800) 426-0107 for Class A, Class B, Class C and Class D shares and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by PIMCO Investments LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco.com/investments, (888) 87-PIMCO.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder:

Over the past twelve months we witnessed a number of extraordinary events that have had significant repercussions for the financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. Rising commodities prices, namely food and oil, along with unsettled markets in general, also present investors with heightened allocation challenges.

In addition, outside of the reporting period on April 18, 2011, Standard & Poor’s (an independent credit rating agency) reaffirmed its AAA-credit rating of the U.S., but placed a “negative outlook” on U.S. sovereign debt due to concerns over the growing deficit and increasing government indebtedness. This serves as an important warning that the U.S. government must work towards a credible medium-term fiscal package – as well as long-term debt reduction efforts. It also is a reminder that the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have a significant impact on the global economy and financial markets.

PIMCO is keenly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant is crucial to successful investing while searching for attractive investment opportunities throughout the global marketplace.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

Yields across the U.S. Treasury yield curve declined as capital moved back into U.S. Treasuries towards the latter part of the reporting period due to global concerns over the turmoil in the Middle East/North Africa and the lingering effects on global financial markets from the earthquake and tsunami in Japan. Investors focused more intently on the growing U.S. deficit and deteriorating U.S. government balance sheet. The Federal Reserve maintained its stance on low short-term interest rates as well as its commitment to previously announced Quantitative Easing II polices despite signs of improved economic activity. The benchmark ten-year U.S. Treasury note yielded 3.47% at the end of the reporting period, or 0.36% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 5.12% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) gained 7.91% during the reporting period, as represented by the Barclays Capital U.S. TIPS Index. TIPS produced strong returns as real yields rallied due to slowing real growth, a broad market flight-to-quality and expectations of higher upcoming inflation. In addition, inflation accruals were modestly positive amid rising commodities prices. TIPS outperformed their nominal U.S. Treasury counterparts as breakeven inflation levels (or the difference between nominal and real yields) moved higher.

■

Agency mortgage-backed securities (“MBS”) performed better than comparable U.S. Treasury securities, and were supported by higher mortgage rates and benign prepayment reports. Non-Agency MBS also performed well as new supply continued to remain exceptionally low, and as demand from the U.S. government’s Public-Private Investment Program and other investors seeking higher yield caused prices to increase. In the asset-backed securities (“ABS”) market, the U.S. government’s Term Asset-Backed Securities Loan Facility (“TALF”) appeared a success in restarting the consumer ABS market, providing more attractive funding costs and helping induce investor demand for high-quality consumer ABS.

■	Corporate bonds, particularly high-yield bonds, were among the best performing fixed income asset classes during the reporting period. Lending standards and liquidity conditions continued

2	PIMCO Funds	Municipal Bond Funds

to improve, prompting strong new issuance in both the investment-grade and high-yield corporate bond markets. Continued improvement in U.S. and global growth prospects helped many of the largest corporations strengthen their balance sheets. Investors favored the corporate bond sector over U.S. Treasury securities due to improving corporate fundamentals and heightened investor concerns over a deteriorating U.S. government balance sheet.

■

The municipal bond market in general was affected by a number of issues during the reporting period, namely negative headlines relating to the potential for greater default risk and significant new issue supply during the fourth quarter due to the winding down of the Build American Bond Program at the end of 2010. The Barclays Capital Municipal Bond Index returned 1.63% for the reporting period as compared to a return of 4.53% for the Barclays Capital U.S. Treasury Index.

■

Increased global concerns related to sovereign credit worthiness of countries in the European periphery, the unrest in the Middle East/North Africa, and the Japanese earthquake created volatility in global markets, which affected emerging markets (“EM”) spreads and yields. Nonetheless, given the stronger growth outlook for EM economies and continued interest from investors in EM strategies, EM U.S. dollar and local currency denominated debt posted strong positive returns for the reporting period.

■

Despite a volatile period global equities generally posted positive returns for the reporting period as investors looked for returns from higher risk asset classes. U.S. equities, as measured by the S&P 500 Index, returned 15.65% and international equities, as represented by the MSCI World Index, returned 13.45% for the reporting period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments or our investment manager’s website at www.pimco.com.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds May 18, 2011

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2011	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge (“CDSC”), which declines from 5% in the first year to 0% at the end of the sixth year. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B and Class C shares, respectively. The Class P shares of the following Funds were first offered in (month/year): PIMCO California Intermediate Municipal Bond Fund (4/08), PIMCO High Yield Municipal Bond Fund (4/08), PIMCO Municipal Bond Fund (4/08), PIMCO Short Duration Municipal Income Fund (4/08), PIMCO California Short Duration Municipal Income Fund (5/08), PIMCO MuniGO Fund (7/09) and PIMCO New York Municipal

4	PIMCO Funds	Municipal Bond Funds

(Unaudited)

Bond Fund (11/10). The Administrative Class shares of the following Funds were first offered in (month/year): PIMCO Municipal Bond Fund (9/98) and PIMCO Short Duration Municipal Income Fund (10/02). The Class D shares were first offered in (month/year): PIMCO Municipal Bond Fund (4/98), PIMCO California Intermediate Municipal Bond Fund (1/00), PIMCO California Short Duration Municipal Income Fund (1/00), PIMCO New York Municipal Bond Fund (1/00), PIMCO Short Duration Municipal Income Fund (1/00), PIMCO High Yield Municipal Bond Fund (7/06), and PIMCO MuniGO Fund (7/09). The class A, B and C shares of the Funds (where available) were first offered in (month/year): PIMCO Municipal Bond Fund (4/98), PIMCO California Intermediate Municipal Bond Fund (A shares 10/99 and C shares 8/09), PIMCO New York Municipal Bond Fund (A shares 10/99 and C shares 8/09), PIMCO Short Duration Municipal Income Fund (A and C shares 3/02) and PIMCO California Short Duration Municipal Income Fund (A shares 8/06 and C shares 8/09). All other Funds in this Shareholder Report do not currently offer Class P, Administrative Class, Class D, Class A, Class B and Class C shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”). Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from October 1, 2010 to March 31, 2011,

with the exception of Class P shares of the PIMCO New York Municipal Bond Fund, which is from November 19, 2010 (the date the class commenced operations) to March 31, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2011	5

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
Class P - PCIPX	Class C - PCFCX
Class D - PCIDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class A, Class C and Class D shares is $1,000.

Allocation Breakdown‡

California	95.5%
Virgin Islands	1.0%
New Jersey	0.2%
Texas	0.1%
Other	3.2%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	2.75%	3.01%	3.31%	4.03%
PIMCO California Intermediate Municipal Bond Fund Class P	2.65%	2.91%	3.22%	3.94%
PIMCO California Intermediate Municipal Bond Fund Class D	2.41%	2.66%	2.94%	3.65%
PIMCO California Intermediate Municipal Bond Fund Class A	2.41%	2.66%	2.93%	3.64%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	-1.43%	2.03%	2.61%	3.37%
PIMCO California Intermediate Municipal Bond Fund Class C	1.65%	1.90%	2.21%	2.93%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	0.66%	1.90%	2.21%	2.93%
Barclays Capital California Intermediate Municipal Bond Index	4.30%	5.07%	4.79%	5.15%
Lipper California Intermediate Municipal Debt Funds Average	1.71%	3.35%	3.56%	4.17%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Institutional Class, Class P, Class D, Class A and Class C performance data current to the most recent month-end is available at www.pimco.com/investments. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1% CDSC on Class C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s total annual operating expense ratios are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares. Expense ratio information is as stated in the Fund’s current prospectus dated 7/31/10 as revised and supplemented to date.

Portfolio Insights

»

The PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the reporting period, which benefited performance as California municipal bond yields moved higher during the reporting period.

»	An overweight to healthcare and corporate-backed municipal bonds detracted from performance as these bonds underperformed during the reporting period.

»	Moving from underweight to overweight California general obligation bonds benefited performance as the California state credit rallied significantly over the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2011 was 3.25%. The yield was 5.58% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective CA state tax rate of 6.86%, or 3.65% assuming a federal tax rate of 10.00% and an effective CA state tax rate of 1.125%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

6	PIMCO Funds	Municipal Bond Funds

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
Class P - PCDPX	Class C - PCSCX
Class D - PCDDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class A, Class C and Class D shares is $1,000.

Allocation Breakdown‡

California	90.8%
Puerto Rico	1.7%
Pennsylvania	0.3%
Virgin Islands	0.1%
Other	7.1%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	1.22%	2.86%
PIMCO California Short Duration Municipal Income Fund Class P	1.12%	2.76%
PIMCO California Short Duration Municipal Income Fund Class D	0.81%	2.45%
PIMCO California Short Duration Municipal Income Fund Class A	0.81%	2.44%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	-1.45%	1.93%
PIMCO California Short Duration Municipal Income Fund Class C	0.58%	2.10%
PIMCO California Short Duration Municipal Income Fund Class C (adjusted)	-0.42%	2.10%
Barclays Capital California 1 Year Municipal Bond Index	1.25%	3.25%
Lipper California Short/Intermediate Municipal Debt Funds	1.43%	2.72%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Institutional Class, Class P, Class D, Class A and Class C performance data current to the most recent month-end is available at www.pimco.com/investments. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1% CDSC on Class C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s total annual operating expense ratios are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares. Expense ratio information is as stated in the Fund’s current prospectus dated 7/31/10 as revised and supplemented to date.

Portfolio Insights

»

The PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index for most of the reporting period, which benefited performance as short California municipal yields moved lower during the reporting period.

»	Exposure to longer maturity municipal bonds benefited performance as longer maturities outperformed over the reporting period.

»	Exposure to the water and sewer municipal bonds and lease revenue municipal bonds benefited performance as these sectors outperformed the broader municipal bond index during the reporting period.

»	An underweight to California general obligation bonds detracted from performance as the California state credit performed well over the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2011 was 1.18%. The yield was 2.03% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective CA state tax rate of 6.86%, or 1.33% assuming a federal tax rate of 10.00% and an effective CA state tax rate of 1.125%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Annual Report	March 31, 2011	7

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
Class P - PYMPX	Class C - PYMCX
Class D - PYMDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class A, Class C and Class D shares is $1,000.

Allocation Breakdown‡

California	8.8%
Texas	8.3%
Illinois	6.2%
Colorado	5.8%
Indiana	5.6%
Other	65.3%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	1.18%	0.11%
PIMCO High Yield Municipal Bond Fund Class P	1.08%	0.01%
PIMCO High Yield Municipal Bond Fund Class D	0.93%	-0.18%
PIMCO High Yield Municipal Bond Fund Class A	0.93%	-0.18%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	-2.85%	-0.83%
PIMCO High Yield Municipal Bond Fund Class C	0.18%	-0.92%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	-0.78%	-0.92%
60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	2.62%	2.53%
Lipper High Yield Municipal Debt Funds Average	0.17%	0.33%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Institutional Class, Class P, Class D, Class A and Class C performance data current to the most recent month-end is available at www.pimco.com/investments. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1% CDSC on Class C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s total annual operating expense ratios are 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.85% for Class D shares, 0.85% for Class A shares, and 1.60% for Class C shares. Expense ratio information is as stated in the Fund’s current prospectus dated 7/31/10 as revised and supplemented to date.

Portfolio Insights

»

The PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index for most of the reporting period, which detracted from performance as municipal bond yields moved higher over the reporting period.

»	The Fund’s exposure to higher-quality municipal bonds added to returns as higher-quality municipal bonds outperformed lower-quality municipal bonds over the reporting period.

»

An overweight to the healthcare and education sectors detracted from returns, while an underweight to lease revenue bonds helped performance, as this sector outperformed the broader municipal bond index during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2011 was 6.06%. The yield was 9.33% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 6.74% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

8	PIMCO Funds	Municipal Bond Funds

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class A - PMLAX
Class P - PMUPX	Class B - PMLBX
Administrative Class - PMNAX	Class C - PMLCX
Class D - PMBDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class A, Class B, Class C and Class D shares is $1,000.

Allocation Breakdown‡

California	15.5%
New York	14.2%
Illinois	13.6%
Texas	9.3%
Florida	6.4%
Other	41.0%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	1.97%	1.26%	3.11%	3.53%
PIMCO Municipal Bond Fund Class P	1.87%	1.13%	2.97%	3.40%
PIMCO Municipal Bond Fund Administrative Class	1.71%	1.01%	2.86%	3.28%
PIMCO Municipal Bond Fund Class D	1.65%	0.93%	2.76%	3.18%
PIMCO Municipal Bond Fund Class A	1.65%	0.93%	2.75%	3.17%
PIMCO Municipal Bond Fund Class A (adjusted)	-2.16%	0.32%	2.44%	2.93%
PIMCO Municipal Bond Fund Class B	0.89%	0.18%	2.22%	2.76%
PIMCO Municipal Bond Fund Class B (adjusted)	-3.99%	-0.16%	2.22%	2.76%
PIMCO Municipal Bond Fund Class C	1.15%	0.43%	2.24%	2.66%
PIMCO Municipal Bond Fund Class C (adjusted)	0.17%	0.43%	2.24%	2.66%
Barclays Capital Municipal Bond Index	1.63%	4.14%	4.66%	4.87%
Lipper General Municipal Debt Funds Average	0.41%	2.52%	3.50%	3.65%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Institutional Class, Class P, Administrative Class, Class D, Class A, Class B and Class C performance data current to the most recent month-end is available at www.pimco.com/investments. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 5% CDSC on Class B shares and 1% CDSC on Class C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s total annual operating expense ratios are 0.44% for the Institutional Class shares, 0.54% for Class P shares, 0.69% for the Administrative Class shares, 0.75% for Class D shares, 0.75% for Class A shares, 1.50% for Class B shares, and 1.25% for Class C shares. Expense ratio information is as stated in the Fund’s current prospectus dated 7/31/10 as revised and supplemented to date.

Portfolio Insights

»

The PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index for most of the reporting period, which added to performance as municipal bond yields moved higher during the reporting period.

»	Exposure to the tobacco sector detracted from returns as the sector had negative performance over the reporting period.

»

Exposure to both the hospital and corporate-backed sectors detracted from returns as these sectors underperformed the broad municipal bond index, while exposure to the power sector added to performance as the sector outperformed the broad municipal bond index over the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2011 was 4.29%. The yield was 6.60% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 4.77% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Annual Report	March 31, 2011	9

PIMCO MuniGO Fund

Institutional Class - PMGOX	Class A - APNAX
Class P - PMPOX	Class C - APNCX
Class D - APNDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class A, Class C and Class D shares is $1,000.

Allocation Breakdown‡

California	30.0%
Texas	11.3%
New York	10.3%
Short-Term Instruments	8.2%
Illinois	8.0%
Massachusetts	5.4%
Florida	5.4%
Other	21.4%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	Fund Inception (07/01/09)
PIMCO MuniGO Fund Institutional Class	2.88%	3.94%
PIMCO MuniGO Fund Class P	2.77%	3.84%
PIMCO MuniGO Fund Class D	2.52%	3.59%
PIMCO MuniGO Fund Class A	2.52%	3.58%
PIMCO MuniGO Fund Class A (adjusted)	-0.56%	1.79%
PIMCO MuniGO Fund Class C	2.01%	3.08%
PIMCO MuniGO Fund Class C (adjusted)	1.02%	3.08%
Barclays Capital Municipal GO Bond Index	2.61%	5.22%	*
Lipper General Municipal Debt Funds Average	0.41%	5.11%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Institutional Class, Class P, Class D, Class A and Class C performance data current to the most recent month-end is available at www.pimco.com/investments. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1% CDSC on Class C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s total annual operating expense ratios are 0.40% for the Institutional Class shares, 0.50% for Class P shares, 0.75% for Class D shares, 0.75% for Class A shares, and 1.25% for Class C shares. Expense ratio information is as stated in the Fund’s current prospectus dated 7/31/10 as revised and supplemented to date.

Portfolio Insights

»

The PIMCO MuniGO Fund seeks income exempt from federal income tax consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index for a majority of the reporting period, which added to performance as municipal bond yields moved higher across most of the municipal bond yield curve.

»

An emphasis on general obligation municipal bonds versus pre-refunded municipal bonds benefited performance as general obligation municipal bonds outperformed pre-refunded municipal bonds during the reporting period.

»	Exposure to Ohio and Illinois municipal bonds detracted from performance as these states underperformed over the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2011 was 2.38%. The yield was 3.66% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 2.64% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

10	PIMCO Funds	Municipal Bond Funds

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
Class P - PNYPX	Class C - PBFCX
Class D - PNYDX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class or Class P shares is $1,000,000.

The minimum initial investment amount for Class A, Class C and Class D shares is $1,000.

Allocation Breakdown‡

New York	95.7%
Puerto Rico	1.8%
Virgin Islands	0.5%
Illinois	0.4%
Other	1.6%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	1.72%	3.66%	4.49%	5.12%
PIMCO New York Municipal Bond Fund Class P	1.61%	3.55%	4.40%	5.03%
PIMCO New York Municipal Bond Fund Class D	1.39%	3.30%	4.11%	4.75%
PIMCO New York Municipal Bond Fund Class A	1.39%	3.30%	4.11%	4.74%
PIMCO New York Municipal Bond Fund Class A (adjusted)	-2.42%	2.67%	3.79%	4.46%
PIMCO New York Municipal Bond Fund Class C	0.62%	2.54%	3.38%	4.01%
PIMCO New York Municipal Bond Fund Class C (adjusted)	-0.36%	2.54%	3.38%	4.01%
Barclays Capital New York Insured Municipal Bond Index	1.84%	4.17%	4.80%	5.35%
Lipper New York Municipal Debt Funds Average	-0.29%	2.75%	3.62%	4.11%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Institutional Class, Class P, Class D, Class A and Class C performance data current to the most recent month-end is available at www.pimco.com/investments. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1% CDSC on Class C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s total annual operating expense ratios are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares. Expense ratio information is as stated in the Fund’s current prospectus dated 7/31/10 as revised and supplemented to date.

Portfolio Insights

»

The PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index for most of the reporting period, which detracted from performance as New York municipal yields moved higher over the reporting period.

»	Yield-curve positioning with an emphasis on shorter maturity exposure added to performance as the yield curve steepened over the period.

»	An overweight to the special tax and education sectors detracted from performance as these sectors underperformed the broad municipal bond index during the reporting period.

»	An underweight to the transportation sector added to performance as this sector underperformed the broad municipal bond index during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2011 was 3.40%. The yield was 5.74% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective New York state tax rate of 5.83%, or 5.98% for a New York City resident assuming an effective tax rate of 8.20%. The yield was 3.93% on a fully tax adjusted basis assuming a federal tax rate of 10.00% and an effective New York state tax rate of 3.60%, or 4.06% for a New York City resident assuming an effective tax rate of 6.22%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Annual Report	March 31, 2011	11

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class D - PSDDX
Class P - PSDPX	Class A - PSDAX
Administrative Class - PSDMX	Class C - PSDCX

Cumulative Returns Through March 31, 2011

$1,000,000 invested at the end of the month that the Institutional Class of the Fund commenced operations.

The minimum initial investment amount for Institutional Class, Class P or Administrative Class shares is $1,000,000.

The minimum initial investment amount for Class A, Class C and Class D shares is $1,000.

Allocation Breakdown‡

New York	14.4%
California	11.7%
Illinois	8.3%
Florida	7.5%
Pennsylvania	6.5%
Texas	5.9%
Other	45.7%
‡	% of Total Investments as of 03/31/11

Average Annual Total Return for the period ended March 31, 2011
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	1.60%	-0.09%	1.27%	1.82%
PIMCO Short Duration Municipal Income Fund Class P	1.50%	-0.21%	1.15%	1.70%
PIMCO Short Duration Municipal Income Fund Administrative Class	1.35%	-0.33%	1.03%	1.57%
PIMCO Short Duration Municipal Income Fund Class D	1.20%	-0.48%	0.88%	1.41%
PIMCO Short Duration Municipal Income Fund Class A	1.20%	-0.48%	0.86%	1.41%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-1.11%	-0.93%	0.64%	1.21%
PIMCO Short Duration Municipal Income Fund Class C	0.90%	-0.77%	0.52%	1.00%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	-0.10%	-0.77%	0.52%	1.00%
Barclays Capital 1 Year Municipal Bond Index	1.37%	3.37%	2.90%	3.23%
Lipper Short Municipal Debt Funds Average	1.33%	2.52%	2.59%	2.93%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Institutional Class, Class P, Administrative Class, Class D, Class A and Class C performance data current to the most recent month-end is available at www.pimco.com/investments. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1% CDSC on Class C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s total annual operating expense ratios are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.58% for the Administrative Class shares, 0.73% for Class D shares, 0.775% for Class A shares and 1.525% for Class C shares. Expense ratio information is as stated in the Fund’s current prospectus dated 7/31/10 as revised and supplemented to date.

Portfolio Insights

»

The PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout most of the reporting period, which detracted from performance as municipal yields moved higher over the reporting period.

»	Yield-curve positioning added to performance as the yield curve steepened over the reporting period.

»

An overweight to special tax bonds and an underweight to pre-refunded bonds detracted from performance as the special tax sector underperformed the broad municipal bond index, while the pre-refunded sector outperformed the broader municipal bond index.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2011 was 1.38%. The yield was 2.12% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 1.53% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

1 The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

12	PIMCO Funds	Municipal Bond Funds

Expense Examples

	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Beginning Account Value (10/01/10)	Ending Account Value (03/31/11)	Expenses Paid During Period †	Beginning Account Value (10/01/10)	Ending Account Value (03/31/11)	Expenses Paid During Period †	Net Annualized Expense Ratio
PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$977.98	$2.22	$1,000.00	$1,022.69	$2.27	0.445%
Class P	1,000.00	977.50	2.71	1,000.00	1,022.19	2.77	0.545%
Class D	1,000.00	976.38	3.84	1,000.00	1,021.04	3.93	0.775%
Class A	1,000.00	976.37	3.84	1,000.00	1,021.04	3.93	0.775%
Class C	1,000.00	972.74	7.48	1,000.00	1,017.35	7.64	1.525%
PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$998.70	$1.64	$1,000.00	$1,023.29	$1.66	0.33%
Class P	1,000.00	998.20	2.14	1,000.00	1,022.79	2.17	0.43%
Class D	1,000.00	996.70	3.63	1,000.00	1,021.29	3.68	0.73%
Class A	1,000.00	996.72	3.63	1,000.00	1,021.29	3.68	0.73%
Class C	1,000.00	995.22	5.12	1,000.00	1,019.80	5.19	1.03%
PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$946.89	$2.62	$1,000.00	$1,022.24	$2.72	0.54%††
Class P	1,000.00	946.42	3.11	1,000.00	1,021.74	3.23	0.64%††
Class D	1,000.00	945.71	3.83	1,000.00	1,020.99	3.98	0.79%††
Class A	1,000.00	945.72	3.83	1,000.00	1,020.99	3.98	0.79%††
Class C	1,000.00	942.18	7.46	1,000.00	1,017.25	7.75	1.54%††
PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$963.40	$2.15	$1,000.00	$1,022.74	$2.22	0.44%
Class P	1,000.00	962.93	2.64	1,000.00	1,022.24	2.72	0.54%
Administrative Class	1,000.00	962.21	3.38	1,000.00	1,021.49	3.48	0.69%
Class D	1,000.00	961.91	3.67	1,000.00	1,021.19	3.78	0.75%
Class A	1,000.00	961.92	3.67	1,000.00	1,021.19	3.78	0.75%
Class B	1,000.00	958.30	7.32	1,000.00	1,017.45	7.54	1.50%
Class C	1,000.00	959.53	6.11	1,000.00	1,018.70	6.29	1.25%
PIMCO MuniGO Fund
Institutional Class	$1,000.00	$963.00	$1.96	$1,000.00	$1,022.94	$2.02	0.40%
Class P	1,000.00	962.50	2.45	1,000.00	1,022.44	2.52	0.50%
Class D	1,000.00	961.32	3.67	1,000.00	1,021.19	3.78	0.75%
Class A	1,000.00	961.32	3.67	1,000.00	1,021.19	3.78	0.75%
Class C	1,000.00	958.92	6.10	1,000.00	1,018.70	6.29	1.25%
PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$960.82	$2.20	$1,000.00	$1,022.69	$2.27	0.45%
Class P	1,000.00	986.47	1.98	1,000.00	1,022.19	2.77	0.55%
Class D	1,000.00	959.24	3.81	1,000.00	1,021.04	3.93	0.78%
Class A	1,000.00	959.23	3.81	1,000.00	1,021.04	3.93	0.78%
Class C	1,000.00	955.58	7.41	1,000.00	1,017.35	7.64	1.53%
PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,002.49	$1.65	$1,000.00	$1,023.29	$1.66	0.33%
Class P	1,000.00	1,002.00	2.15	1,000.00	1,022.79	2.17	0.43%
Administrative Class	1,000.00	1,001.24	2.89	1,000.00	1,022.04	2.92	0.58%
Class D	1,000.00	1,000.49	3.64	1,000.00	1,021.29	3.68	0.73%
Class A	1,000.00	1,000.50	3.64	1,000.00	1,021.29	3.68	0.73%
Class C	1,000.00	999.01	5.13	1,000.00	1,019.80	5.19	1.03%

† Expenses are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) and 132/365 for Class P in the PIMCO New York Municipal Bond Fund (to reflect the period since inception date of 11/19/10). The PIMCO New York Municipal Bond Fund’s Class P hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

†† The annualized expense ratio in the PIMCO High Yield Municipal Bond Fund for Institutional Class and Class P reflects net annualized expenses after an application of an expense waiver of 0.01%. The annualized expense ratio for Class A, Class C and Class D reflects annualized expenses after an application of an expense waiver of 0.06%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Examples.

Annual Report	March 31, 2011	13

Benchmark Descriptions

Index	Description

60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital 1 Year Municipal Bond Index	Barclays Capital 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays Capital California 1 Year Municipal Bond Index	Barclays Capital California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays Capital California Intermediate Municipal Bond Index	Barclays Capital California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal GO Bond Index	The Barclays Capital Municipal GO Bond Index is the general obligation component of the Barclays Capital Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital New York Insured Municipal Bond Index	Barclays Capital New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Treasury Index	The Barclays Capital U.S. Treasury Index is an unmanaged index comprised of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

14	PIMCO Funds	Municipal Bond Funds

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Annual Report	March 31, 2011	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
03/31/2011	$9.39	$0.36	$(0.10)	$0.26	$(0.36)	$0.00
03/31/2010	8.72	0.37	0.67	1.04	(0.37)	0.00
03/31/2009	9.47	0.39	(0.73)	(0.34)	(0.41)	0.00
03/31/2008	9.93	0.41	(0.47)	(0.06)	(0.40)	0.00
03/31/2007	9.83	0.40	0.10	0.50	(0.40)	0.00
Class P
03/31/2011	9.39	0.35	(0.10)	0.25	(0.35)	0.00
03/31/2010	8.72	0.36	0.67	1.03	(0.36)	0.00
04/30/2008 - 03/31/2009	9.50	0.36	(0.77)	(0.41)	(0.37)	0.00
Class D
03/31/2011	9.39	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2010	8.72	0.34	0.67	1.01	(0.34)	0.00
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
Class A
03/31/2011	9.39	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2010	8.72	0.34	0.67	1.01	(0.34)	0.00
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
Class C
03/31/2011	9.39	0.25	(0.09)	0.16	(0.26)	0.00
08/31/2009 - 03/31/2010	9.15	0.14	0.25	0.39	(0.15)	0.00

PIMCO California Short Duration Municipal Income Fund
Institutional Class
03/31/2011	$10.13	$0.15	$(0.03)	$0.12	$(0.15)	$0.00
03/31/2010	9.99	0.20	0.14	0.34	(0.20)	0.00
03/31/2009	9.99	0.28	0.02	0.30	(0.30)	0.00
03/31/2008	10.04	0.35	(0.05)	0.30	(0.35)	0.00
08/31/2006 - 03/31/2007	10.00	0.19	0.04	0.23	(0.19)	0.00
Class P
03/31/2011	10.13	0.14	(0.03)	0.11	(0.14)	0.00
03/31/2010	9.99	0.17	0.16	0.33	(0.19)	0.00
05/30/2008 - 03/31/2009	9.99	0.21	0.03	0.24	(0.24)	0.00
Class D
03/31/2011	10.13	0.11	(0.03)	0.08	(0.11)	0.00
03/31/2010	9.99	0.16	0.14	0.30	(0.16)	0.00
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00
03/31/2008	10.04	0.29	(0.03)	0.26	(0.31)	0.00
08/31/2006 - 03/31/2007	10.00	0.17	0.04	0.21	(0.17)	0.00
Class A
03/31/2011	10.13	0.11	(0.03)	0.08	(0.11)	0.00
03/31/2010	9.99	0.15	0.15	0.30	(0.16)	0.00
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00
03/31/2008	10.04	0.30	(0.04)	0.26	(0.31)	0.00
08/31/2006 - 03/31/2007	10.00	0.15	0.06	0.21	(0.17)	0.00
Class C
03/31/2011	10.13	0.08	(0.02)	0.06	(0.09)	0.00
08/31/2009 - 03/31/2010	10.07	0.06	0.04	0.10	(0.04)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.02% to 0.18%.

16	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.36)	$9.29	2.75%	$46,484	0.44	5%	0.44	5%	0.44	5%	0.44	5%	3.77%		22%
(0.37)	9.39	12.12	46,641	0.44	5	0.44	5	0.44	5	0.44	5	4.06		47
(0.41)	8.72	(3.67)	65,751	0.44	5	0.44	5	0.44	5	0.44	5	4.34		72
(0.40)	9.47	(0.60)	106,867	0.44	5	0.44	5	0.44	5	0.44	5	4.24		37
(0.40)	9.93	5.14	101,792	0.44	5	0.44	5	0.44	5	0.44	5	4.01		59

(0.35)	9.29	2.65	3,676	0.54	5	0.54	5	0.54	5	0.54	5	3.69		22
(0.36)	9.39	12.01	1,562	0.54	5	0.54	5	0.54	5	0.54	5	3.86		47
(0.37)	8.72	(4.40)	9	0.54	5*	0.54	5*	0.54	5*	0.54	5*	4.37	*	72

(0.33)	9.29	2.41	5,637	0.77	5	0.77	5	0.77	5	0.77	5	3.46		22
(0.34)	9.39	11.76	5,096	0.77	5	0.77	5	0.77	5	0.77	5	3.69		47
(0.38)	8.72	(3.99)	2,958	0.77	5	0.77	5	0.77	5	0.77	5	4.05		72
(0.37)	9.47	(0.95)	1,961	0.79	5(c)	0.79	5(c)	0.79	5(c)	0.79	5(c)	3.87		37
(0.36)	9.93	4.74	2,358	0.82	5	0.82	5	0.82	5	0.82	5	3.63		59

(0.33)	9.29	2.41	37,061	0.77	5	0.77	5	0.77	5	0.77	5	3.45		22
(0.34)	9.39	11.75	32,593	0.77	5	0.77	5	0.77	5	0.77	5	3.73		47
(0.38)	8.72	(3.99)	39,954	0.77	5	0.77	5	0.77	5	0.77	5	4.05		72
(0.37)	9.47	(0.95)	33,277	0.79	5(c)	0.79	5(c)	0.79	5(c)	0.79	5(c)	3.90		37
(0.36)	9.93	4.74	34,107	0.82	5	0.82	5	0.82	5	0.82	5	3.64		59

(0.26)	9.29	1.65	5,819	1.52	5	1.52	5	1.52	5	1.52	5	2.67		22
(0.15)	9.39	4.33	419	1.52	5*	1.52	5*	1.52	5*	1.52	5*	2.64	*	47

$(0.15)	$10.10	1.22%	$79,778	0.33%		0.33%		0.33%		0.33%		1.49%		64%
(0.20)	10.13	3.46	106,163	0.33	(d)	0.33	(d)	0.33	(d)	0.33	(d)	1.98		59
(0.30)	9.99	3.03	88,779	0.35		0.35		0.35		0.35		2.81		173
(0.35)	9.99	3.05	10,825	0.35		0.35		0.35		0.35		3.45		92
(0.19)	10.04	2.33	2,884	0.35	*	1.80	*	0.35	*	1.80	*	3.29	*	83

(0.14)	10.10	1.12	32,047	0.43		0.43		0.43		0.43		1.39		64
(0.19)	10.13	3.36	24,454	0.44	(d)	0.44	(d)	0.44	(d)	0.44	(d)	1.64		59
(0.24)	9.99	2.48	3,978	0.45	*	0.45	*	0.45	*	0.45	*	2.58	*	173

(0.11)	10.10	0.81	6,655	0.73		0.73		0.73		0.73		1.10		64
(0.16)	10.13	3.05	8,608	0.74	(d)	0.74	(d)	0.74	(d)	0.74	(d)	1.54		59
(0.26)	9.99	2.62	4,812	0.75		0.75		0.75		0.75		2.40		173
(0.31)	9.99	2.60	871	0.77	(c)	0.77	(c)	0.77	(c)	0.77	(c)	2.88		92
(0.17)	10.04	2.12	10	0.70	*	2.21	*	0.70	*	2.21	*	2.92	*	83

(0.11)	10.10	0.81	164,222	0.73		0.73		0.73		0.73		1.09		64
(0.16)	10.13	3.05	142,556	0.73	(d)	0.73	(d)	0.73	(d)	0.73	(d)	1.47		59
(0.26)	9.99	2.61	30,946	0.75		0.75		0.75		0.75		2.44		173
(0.31)	9.99	2.60	9,343	0.77	(c)	0.77	(c)	0.77	(c)	0.77	(c)	3.00		92
(0.17)	10.04	2.11	2,470	0.70	*(b)	5.01	*	0.70	*(b)	5.01	*	2.52	*	83

(0.09)	10.10	0.58	2,333	1.03		1.03		1.03		1.03		0.81		64
(0.04)	10.13	0.96	639	1.04	*(d)	1.04	*(d)	1.04	*(d)	1.04	*(d)	0.98	*	59

Annual Report	March 31, 2011	17

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO High Yield Municipal Bond Fund
Institutional Class
03/31/2011	$8.07	$0.44	$(0.34)	$0.10	$(0.44)	$0.00
03/31/2010	6.76	0.44	1.31	1.75	(0.44)	0.00
03/31/2009	9.03	0.51	(2.27)	(1.76)	(0.51)	0.00
03/31/2008	10.63	0.50	(1.61)	(1.11)	(0.49)	0.00
07/31/2006 - 03/31/2007	10.00	0.35	0.63	0.98	(0.34)	(0.01)
Class P
03/31/2011	8.07	0.43	(0.33)	0.10	(0.44)	0.00
03/31/2010	6.76	0.42	1.32	1.74	(0.43)	0.00
04/30/2008 - 03/31/2009	9.15	0.46	(2.38)	(1.92)	(0.47)	0.00
Class D
03/31/2011	8.07	0.42	(0.34)	0.08	(0.42)	0.00
03/31/2010	6.76	0.41	1.32	1.73	(0.42)	0.00
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00
07/31/2006 - 03/31/2007	10.00	0.31	0.64	0.95	(0.31)	(0.01)
Class A
03/31/2011	8.07	0.42	(0.34)	0.08	(0.42)	0.00
03/31/2010	6.76	0.42	1.31	1.73	(0.42)	0.00
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00
07/31/2006 - 03/31/2007	10.00	0.30	0.65	0.95	(0.31)	(0.01)
Class C
03/31/2011	8.07	0.36	(0.34)	0.02	(0.36)	0.00
03/31/2010	6.76	0.36	1.32	1.68	(0.37)	0.00
03/31/2009	9.03	0.43	(2.27)	(1.84)	(0.43)	0.00
03/31/2008	10.63	0.39	(1.60)	(1.21)	(0.39)	0.00
12/29/2006 - 03/31/2007	10.52	0.09	0.12	0.21	(0.10)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.

18	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.44)	$7.73	1.18%	$65,829	0.54%		0.55%		0.54%		0.55%		5.42%		25%
(0.44)	8.07	26.44	80,986	0.54		0.55		0.54		0.55		5.73		76
(0.51)	6.76	(20.02)	70,598	0.54		0.55		0.54		0.55		6.29		140
(0.49)	9.03	(10.67)	118,066	0.54		0.55		0.54		0.55		5.06		160
(0.35)	10.63	9.95	18,906	0.55	*	1.10	*	0.55	*	1.10	*	4.94	*	94

(0.44)	7.73	1.08	6,462	0.64		0.65		0.64		0.65		5.38		25
(0.43)	8.07	26.31	3,134	0.64		0.65		0.64		0.65		5.40		76
(0.47)	6.76	(21.48)	8	0.64	*	0.65	*	0.64	*	0.65	*	6.38	*	140

(0.42)	7.73	0.93	20,504	0.79		0.85		0.79		0.85		5.15		25
(0.42)	8.07	26.13	27,561	0.79		0.85		0.79		0.85		5.35		76
(0.49)	6.76	(20.22)	11,834	0.79		0.85		0.79		0.85		6.09		140
(0.47)	9.03	(10.94)	7,605	0.84	(b)	0.90	(b)	0.84	(b)	0.90	(b)	4.65		160
(0.32)	10.63	9.61	3,426	0.95	*	1.59	*	0.95	*	1.59	*	4.42	*	94

(0.42)	7.73	0.93	79,844	0.79		0.85		0.79		0.85		5.18		25
(0.42)	8.07	26.13	92,096	0.79		0.85		0.79		0.85		5.44		76
(0.49)	6.76	(20.22)	57,044	0.79		0.85		0.79		0.85		6.17		140
(0.47)	9.03	(10.93)	42,761	0.84	(b)	0.90	(b)	0.84	(b)	0.90	(b)	4.65		160
(0.32)	10.63	9.61	24,068	0.95	*	1.84	*	0.95	*	1.84	*	4.31	*	94

(0.36)	7.73	0.18	38,972	1.54		1.60		1.54		1.60		4.43		25
(0.37)	8.07	25.19	44,149	1.54		1.60		1.54		1.60		4.68		76
(0.43)	6.76	(20.82)	25,229	1.54		1.60		1.54		1.60		5.42		140
(0.39)	9.03	(11.62)	19,087	1.59	(e)	1.65	(b)	1.59	(b)	1.65	(b)	4.00		160
(0.10)	10.63	2.32	2,496	1.70	*	3.49	*	1.70	*	3.49	*	3.50	*	94

Annual Report	March 31, 2011	19

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Municipal Bond Fund
Institutional Class
03/31/2011	$8.89	$0.39	$(0.21)	$0.18	$(0.39)	$0.00
03/31/2010	7.85	0.38	1.04	1.42	(0.38)	0.00
03/31/2009	9.67	0.43	(1.81)	(1.38)	(0.44)	0.00
03/31/2008	10.31	0.43	(0.63)	(0.20)	(0.44)	0.00
03/31/2007	10.18	0.42	0.13	0.55	(0.42)	0.00
Class P
03/31/2011	8.89	0.38	(0.21)	0.17	(0.38)	0.00
03/31/2010	7.85	0.36	1.05	1.41	(0.37)	0.00
04/30/2008 - 03/31/2009	9.81	0.39	(1.95)	(1.56)	(0.40)	0.00
Administrative Class
03/31/2011	8.89	0.37	(0.21)	0.16	(0.37)	0.00
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00
03/31/2009	9.67	0.41	(1.81)	(1.40)	(0.42)	0.00
03/31/2008	10.31	0.41	(0.64)	(0.23)	(0.41)	0.00
03/31/2007	10.18	0.39	0.14	0.53	(0.40)	0.00
Class D
03/31/2011	8.89	0.36	(0.21)	0.15	(0.36)	0.00
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00
03/31/2009	9.67	0.41	(1.82)	(1.41)	(0.41)	0.00
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
Class A
03/31/2011	8.89	0.36	(0.21)	0.15	(0.36)	0.00
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00
03/31/2009	9.67	0.40	(1.81)	(1.41)	(0.41)	0.00
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
Class B
03/31/2011	8.89	0.30	(0.22)	0.08	(0.29)	0.00
03/31/2010	7.85	0.29	1.03	1.32	(0.28)	0.00
03/31/2009	9.67	0.34	(1.81)	(1.47)	(0.35)	0.00
03/31/2008	10.31	0.32	(0.63)	(0.31)	(0.33)	0.00
03/31/2007	10.18	0.30	0.14	0.44	(0.31)	0.00
Class C
03/31/2011	8.89	0.32	(0.21)	0.11	(0.32)	0.00
03/31/2010	7.85	0.31	1.04	1.35	(0.31)	0.00
03/31/2009	9.67	0.36	(1.81)	(1.45)	(0.37)	0.00
03/31/2008	10.31	0.35	(0.64)	(0.29)	(0.35)	0.00
03/31/2007	10.18	0.33	0.13	0.46	(0.33)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(c)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.025% to 0.20%.

20	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.39)	$8.68	1.97%	$91,383	0.44%		0.44%		4.35%		22%
(0.38)	8.89	18.28	200,010	0.45	(c)	0.45	(c)	4.42		51
(0.44)	7.85	(14.59)	276,813	0.46	5	0.46	5	4.85		100
(0.44)	9.67	(2.04)	335,883	0.54	5	0.46	5	4.31		64
(0.42)	10.31	5.49	223,321	0.52	5	0.46	5	4.05		76

(0.38)	8.68	1.87	3,160	0.54		0.54		4.27		22
(0.37)	8.89	18.16	2,191	0.55	(c)	0.55	(c)	4.17		51
(0.40)	7.85	(16.19)	8	0.56	6*	0.56	6*	4.83	*	100

(0.37)	8.68	1.71	1,029	0.69		0.69		4.12		22
(0.35)	8.89	17.99	934	0.70	(c)	0.70	(c)	4.11		51
(0.42)	7.85	(14.81)	791	0.71	5	0.71	5	4.62		100
(0.41)	9.67	(2.28)	757	0.79	5	0.71	5	4.05		64
(0.40)	10.31	5.25	819	0.78	5	0.71	5	3.81		76

(0.36)	8.68	1.65	11,471	0.75		0.75		4.04		22
(0.35)	8.89	17.92	18,255	0.76	(c)	0.76	(c)	4.12		51
(0.41)	7.85	(14.86)	19,516	0.77	5	0.77	5	4.49		100
(0.40)	9.67	(2.37)	44,413	0.88	5(b)	0.80	5(b)	3.96		64
(0.38)	10.31	5.12	45,707	0.88	5	0.82	5	3.69		76

(0.36)	8.68	1.65	99,479	0.75		0.75		4.05		22
(0.35)	8.89	17.92	119,541	0.76	(c)	0.76	(c)	4.05		51
(0.41)	7.85	(14.86)	87,958	0.77	5	0.77	5	4.55		100
(0.40)	9.67	(2.36)	72,205	0.88	5(b)	0.80	5(b)	3.96		64
(0.38)	10.31	5.12	76,698	0.87	5	0.82	5	3.70		76

(0.29)	8.68	0.89	3,611	1.50		1.50		3.30		22
(0.28)	8.89	17.02	10,332	1.51	(c)	1.51	(c)	3.34		51
(0.35)	7.85	(15.50)	13,727	1.52	6	1.52	6	3.76		100
(0.33)	9.67	(3.09)	23,379	1.63	5(b)	1.55	5(b)	3.21		64
(0.31)	10.31	4.36	30,371	1.63	5	1.57	5	2.97		76

(0.32)	8.68	1.15	56,714	1.25		1.25		3.55		22
(0.31)	8.89	17.33	64,500	1.26	(c)	1.26	(c)	3.56		51
(0.37)	7.85	(15.28)	53,405	1.27	5	1.27	5	4.05		100
(0.35)	9.67	(2.85)	60,036	1.38	5(b)	1.30	5(b)	3.46		64
(0.33)	10.31	4.60	67,140	1.38	5	1.32	5	3.20		76

Annual Report	March 31, 2011	21

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO MuniGO Fund
Institutional Class
03/31/2011	$10.20	$0.29	$0.01	$0.30	$(0.29)	$(0.07)
07/01/2009 - 03/31/2010	10.00	0.21	0.19	0.40	(0.20)	0.00
Class P
03/31/2011	10.20	0.26	0.03	0.29	(0.28)	(0.07)
07/31/2009 - 03/31/2010	10.09	0.19	0.11	0.30	(0.19)	0.00
Class D
03/31/2011	10.20	0.25	0.01	0.26	(0.25)	(0.07)
07/01/2009 - 03/31/2010	10.00	0.18	0.19	0.37	(0.17)	0.00
Class A
03/31/2011	10.20	0.25	0.01	0.26	(0.25)	(0.07)
07/01/2009 - 03/31/2010	10.00	0.18	0.19	0.37	(0.17)	0.00
Class C
03/31/2011	10.20	0.20	0.01	0.21	(0.20)	(0.07)
07/01/2009 - 03/31/2010	10.00	0.14	0.20	0.34	(0.14)	0.00

PIMCO New York Municipal Bond Fund
Institutional Class
03/31/2011	$10.79	$0.40	$(0.21)	$0.19	$(0.40)	$0.00
03/31/2010	10.13	0.41	0.66	1.07	(0.41)	0.00
03/31/2009	10.68	0.40	(0.51)	(0.11)	(0.42)	(0.02)
03/31/2008	10.88	0.41	(0.19)	0.22	(0.40)	(0.02)
03/31/2007	10.76	0.42	0.13	0.55	(0.41)	(0.02)
Class P
11/19/2010 - 03/31/2011	10.87	0.15	(0.30)	(0.15)	(0.14)	0.00
Class D
03/31/2011	10.79	0.36	(0.21)	0.15	(0.36)	0.00
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
Class A
03/31/2011	10.79	0.36	(0.21)	0.15	(0.36)	0.00
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
Class C
03/31/2011	10.79	0.28	(0.21)	0.07	(0.28)	0.00
08/31/2009 - 03/31/2010	10.59	0.16	0.21	0.37	(0.17)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.

22	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.36)	$10.14	2.88%	$18,815	0.40%		0.40%		0.40%		0.40%		2.77%		65%
(0.20)	10.20	4.00	24,633	0.40	*	0.72	*	0.40	*	0.72	*	2.74	*	98

(0.35)	10.14	2.77	451	0.50		0.50		0.50		0.50		2.57		65
(0.19)	10.20	2.94	10	0.50	*	0.82	*	0.50	*	0.82	*	2.74	*	98

(0.32)	10.14	2.52	1,971	0.75		0.75		0.75		0.75		2.38		65
(0.17)	10.20	3.74	1,482	0.75	*	1.11	*	0.75	*	1.11	*	2.42	*	98

(0.32)	10.14	2.52	7,605	0.75		0.75		0.75		0.75		2.40		65
(0.17)	10.20	3.73	6,110	0.75	*	1.29	*	0.75	*	1.29	*	2.42	*	98

(0.27)	10.14	2.01	1,826	1.25		1.25		1.25		1.25		1.89		65
(0.14)	10.20	3.36	1,468	1.25	*	1.86	*	1.25	*	1.86	*	1.91	*	98

$(0.40)	$10.58	1.72%	$84,926	0.44	5%	0.44	5%	0.44	5%	0.44	5%	3.65%		25%
(0.41)	10.79	10.75	95,753	0.44	5	0.44	5	0.44	5	0.44	5	3.88		29
(0.44)	10.13	(1.10)	78,007	0.44	5	0.44	5	0.44	5	0.44	5	3.89		121
(0.42)	10.68	2.10	34,736	0.44	5	0.44	5	0.44	5	0.44	5	3.77		44
(0.43)	10.88	5.20	32,533	0.48	5	0.48	5	0.44	5	0.44	5	3.86		29

(0.14)	10.58	(1.35)	2,049	0.54	5*	0.54	5*	0.54	5*	0.54	5*	3.86	*	25

(0.36)	10.58	1.39	24,239	0.77	5	0.77	5	0.77	5	0.77	5	3.32		25
(0.38)	10.79	10.38	28,404	0.77	5	0.77	5	0.77	5	0.77	5	3.55		29
(0.40)	10.13	(1.42)	23,562	0.77	5	0.77	5	0.77	5	0.77	5	3.50		121
(0.39)	10.68	1.74	15,386	0.79	5(b)	0.79	5(b)	0.79	5(b)	0.79	5(b)	3.41		44
(0.39)	10.88	4.81	11,583	0.86	5	0.86	5	0.82	5	0.82	5	3.43		29

(0.36)	10.58	1.39	37,823	0.77	5	0.77	5	0.77	5	0.77	5	3.32		25
(0.38)	10.79	10.38	43,833	0.77	5	0.77	5	0.77	5	0.77	5	3.54		29
(0.40)	10.13	(1.42)	28,996	0.77	5	0.77	5	0.77	5	0.77	5	3.49		121
(0.39)	10.68	1.74	23,010	0.79	5(b)	0.79	5(b)	0.79	5(b)	0.79	5(b)	3.40		44
(0.39)	10.88	4.81	19,184	0.85	5	0.85	5	0.82	5	0.82	5	3.43		29

(0.28)	10.58	0.62	3,068	1.52	5	1.52	5	1.52	5	1.52	5	2.57		25
(0.17)	10.79	3.48	977	1.52	5*	1.52	5*	1.52	5*	1.52	5*	2.56	*	29

Annual Report	March 31, 2011	23

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Short Duration Municipal Income Fund
Institutional Class
03/31/2011	$8.55	$0.14	$0.00	$0.14	$(0.14)	$0.00
03/31/2010	8.20	0.16	0.35	0.51	(0.16)	0.00
03/31/2009	9.54	0.35	(1.33)	(0.98)	(0.36)	0.00
03/31/2008	9.95	0.38	(0.41)	(0.03)	(0.38)	0.00
03/31/2007	9.96	0.35	(0.01)	0.34	(0.35)	0.00
Class P
03/31/2011	8.55	0.13	0.00	0.13	(0.13)	0.00
03/31/2010	8.20	0.15	0.35	0.50	(0.15)	0.00
04/30/2008 - 03/31/2009	9.64	0.30	(1.42)	(1.12)	(0.32)	0.00
Administrative Class
03/31/2011	8.55	0.12	0.00	0.12	(0.12)	0.00
03/31/2010	8.20	0.15	0.34	0.49	(0.14)	0.00
03/31/2009	9.54	0.33	(1.34)	(1.01)	(0.33)	0.00
03/31/2008	9.95	0.37	(0.42)	(0.05)	(0.36)	0.00
03/31/2007	9.96	0.33	(0.01)	0.32	(0.33)	0.00
Class D
03/31/2011	8.55	0.10	0.00	0.10	(0.10)	0.00
03/31/2010	8.20	0.14	0.34	0.48	(0.13)	0.00
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
Class A
03/31/2011	8.55	0.10	0.00	0.10	(0.10)	0.00
03/31/2010	8.20	0.13	0.35	0.48	(0.13)	0.00
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
Class C
03/31/2011	8.55	0.08	0.00	0.08	(0.08)	0.00
03/31/2010	8.20	0.11	0.34	0.45	(0.10)	0.00
03/31/2009	9.54	0.27	(1.32)	(1.05)	(0.29)	0.00
03/31/2008	9.95	0.31	(0.41)	(0.10)	(0.31)	0.00
03/31/2007	9.96	0.29	(0.01)	0.28	(0.29)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.02% to 0.18%.

24	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.14)	$8.55	1.60%	$165,264	0.33%		0.33%		0.33%		0.33%		1.63%		56%
(0.16)	8.55	6.29	112,045	0.34	(d)	0.34	(d)	0.34	(d)	0.34	(d)	1.90		73
(0.36)	8.20	(10.56)	57,918	0.35		0.35		0.35		0.35		3.86		155
(0.38)	9.54	(0.35)	90,525	0.35		0.35		0.35		0.35		3.86		35
(0.35)	9.95	3.45	178,380	0.40		0.40		0.35		0.35		3.49		71

(0.13)	8.55	1.50	11,648	0.43		0.43		0.43		0.43		1.55		56
(0.15)	8.55	6.19	6,713	0.44	(d)	0.44	(d)	0.44	(d)	0.44	(d)	1.78		73
(0.32)	8.20	(11.85)	9	0.45	*	0.45	*	0.45	*	0.45	*	3.67	*	155

(0.12)	8.55	1.35	3,704	0.58		0.58		0.58		0.58		1.37		56
(0.14)	8.55	6.02	4,167	0.59	(d)	0.59	(d)	0.59	(d)	0.59	(d)	1.75		73
(0.33)	8.20	(10.78)	5,947	0.60		0.60		0.60		0.60		3.61		155
(0.36)	9.54	(0.57)	7,991	0.60		0.60		0.60		0.60		3.88		35
(0.33)	9.95	3.21	11	0.63		0.63		0.60		0.60		3.27		71

(0.10)	8.55	1.20	7,242	0.73		0.73		0.73		0.73		1.22		56
(0.13)	8.55	5.86	10,265	0.74	(d)	0.74	(d)	0.74	(d)	0.74	(d)	1.70		73
(0.32)	8.20	(10.92)	23,026	0.75		0.75		0.75		0.75		3.40		155
(0.34)	9.54	(0.77)	28,867	0.77	(c)	0.77	(c)	0.77	(c)	0.77	(c)	3.42		35
(0.31)	9.95	3.09	30,392	0.75	(b)	0.80		0.70	(b)	0.75		3.15		71

(0.10)	8.55	1.20	123,696	0.73		0.73		0.73		0.73		1.22		56
(0.13)	8.55	5.86	190,080	0.74	(d)	0.74	(d)	0.74	(d)	0.74	(d)	1.50		73
(0.32)	8.20	(10.92)	88,621	0.75		0.75		0.75		0.75		3.40		155
(0.34)	9.54	(0.77)	62,549	0.78	(c)	0.78	(c)	0.78	(c)	0.78	(c)	3.43		35
(0.31)	9.95	3.09	86,895	0.75	(b)	0.80		0.70	(b)	0.75		3.16		71

(0.08)	8.55	0.90	22,373	1.03		1.03		1.03		1.03		0.93		56
(0.10)	8.55	5.55	24,771	1.04	(d)	1.04	(d)	1.04	(d)	1.04	(d)	1.27		73
(0.29)	8.20	(11.18)	18,915	1.05		1.05		1.05		1.05		3.07		155
(0.31)	9.54	(1.07)	19,764	1.08	(c)	1.08	(c)	1.08	(c)	1.08	(c)	3.13		35
(0.29)	9.95	2.80	26,052	1.05	(b)	1.10		1.00	(b)	1.05		2.87		71

Annual Report	March 31, 2011	25

Statements of Assets and Liabilities

March 31, 2011

(Amounts in thousands, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO MuniGO Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Assets:
Investments, at value	$95,970	$267,666	$207,738	$263,836	$27,914	$149,366	$318,180
Repurchase agreements, at value	2,214	16,749	4,337	751	2,507	1,580	17,765
Cash	0	0	0	0	0	0	1
Receivable for investments sold	0	0	21	2,333	0	0	0
Receivable for Fund shares sold	329	677	478	256	14	24	963
Interest and dividends receivable	1,187	2,693	4,007	3,472	285	2,001	2,875
Swap premiums paid	40	0	64	54	0	58	0
Unrealized appreciation on swap agreements	174	356	79	82	0	171	423
Other assets	1	0	0	0	0	0	0
	99,915	288,141	216,724	270,784	30,720	153,200	340,207

Liabilities:
Payable for investments purchased	$0	$0	$1,000	$0	$0	$0	$3,400
Payable for Fund shares redeemed	710	2,059	1,708	521	11	308	1,677
Dividends payable	44	55	230	205	25	40	41
Accrued related party fees	54	152	153	176	16	79	155
Swap premiums received	239	840	617	654	0	384	1,007
Unrealized depreciation on swap agreements	191	0	1,405	2,381	0	284	0
	1,238	3,106	5,113	3,937	52	1,095	6,280

Net Assets	$98,677	$285,035	$211,611	$266,847	$30,668	$152,105	$333,927

Net Assets Consist of:
Paid in capital	$112,503	$284,016	$270,089	$354,196	$30,662	$154,207	$389,867
Undistributed (overdistributed) net investment income	288	(29)	175	1,345	0	(58)	134
Accumulated undistributed net realized (loss)	(14,088)	(568)	(29,927)	(80,452)	(5)	(4,322)	(54,497)
Net unrealized appreciation (depreciation)	(26)	1,616	(28,726)	(8,242)	11	2,278	(1,577)
	$98,677	$285,035	$211,611	$266,847	$30,668	$152,105	$333,927

Net Assets:
Institutional Class	$46,484	$79,778	$65,829	$91,383	$18,815	$84,926	$165,264
Class P	3,676	32,047	6,462	3,160	451	2,049	11,648
Administrative Class	NA	NA	NA	1,029	NA	NA	3,704
Class D	5,637	6,655	20,504	11,471	1,971	24,239	7,242
Class A	37,061	164,222	79,844	99,479	7,605	37,823	123,696
Class B	NA	NA	NA	3,611	NA	NA	NA
Class C	5,819	2,333	38,972	56,714	1,826	3,068	22,373

Shares Issued and Outstanding:
Institutional Class	5,002	7,897	8,517	10,531	1,855	8,025	19,321
Class P	395	3,172	836	364	45	194	1,362
Administrative Class	NA	NA	NA	119	NA	NA	433
Class D	607	659	2,653	1,322	194	2,290	847
Class A	3,988	16,255	10,330	11,464	750	3,574	14,461
Class B	NA	NA	NA	416	NA	NA	NA
Class C	626	231	5,042	6,536	180	290	2,615

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.29	$10.10	$7.73	$8.68	$10.14	$10.58	$8.55
Class P	9.29	10.10	7.73	8.68	10.14	10.58	8.55
Administrative Class	NA	NA	NA	8.68	NA	NA	8.55
Class D	9.29	10.10	7.73	8.68	10.14	10.58	8.55
Class A	9.29	10.10	7.73	8.68	10.14	10.58	8.55
Class B	NA	NA	NA	8.68	NA	NA	NA
Class C	9.29	10.10	7.73	8.68	10.14	10.58	8.55

Cost of Investments	$95,979	$266,407	$235,138	$269,701	$27,903	$146,975	$320,181
Cost of Repurchase Agreements	$2,214	$16,749	$4,337	$751	$2,507	$1,580	$17,765

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

26	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2011
(Amounts in thousands)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO MuniGO Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Investment Income:
Interest	$3,864	$6,012	$14,447	$17,046	$1,032	$7,054	$7,671
Dividends	34	6	50	0	0	0	0
Total Income	3,898	6,018	14,497	17,046	1,032	7,054	7,671

Expenses:
Investment advisory fees	208	594	730	711	65	387	706
Supervisory and administrative fees	254	837	755	1,022	85	515	938
Distribution and/or servicing fees - Administrative Class	0	0	0	2	0	0	9
Distribution fees - Class B	0	0	0	50	0	0	0
Distribution fees - Class C	21	4	330	323	11	19	73
Servicing fees - Class A	89	461	235	298	20	115	447
Servicing fees - Class B	0	0	0	17	0	0	0
Servicing fees - Class C	7	4	110	161	5	6	61
Trustees’ fees	0	2	1	1	0	1	2
Interest expense	0	0	0	5	0	1	2
Miscellaneous expense	1	2	2	3	1	1	3
Total Expenses	580	1,904	2,163	2,593	187	1,045	2,241
Waiver by PIMCO	0	0	(106)	0	0	0	0
Net Expenses	580	1,904	2,057	2,593	187	1,045	2,241

Net Investment Income	3,318	4,114	12,440	14,453	845	6,009	5,430

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(124)	(47)	(620)	(4,765)	145	(494)	(46)
Net realized gain (loss) on futures contracts, written options and swaps	4	(144)	133	255	0	8	(26)
Net change in unrealized (depreciation) on investments	(1,010)	(1,436)	(8,701)	(2,493)	(239)	(2,950)	(109)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(17)	356	(440)	(116)	0	(113)	423
Net Gain (Loss)	(1,147)	(1,271)	(9,628)	(7,119)	(94)	(3,549)	242

Net Increase in Net Assets Resulting from Operations	$2,171	$2,843	$2,812	$7,334	$751	$2,460	$5,672

Annual Report	March 31, 2011	27

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands)	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Endeda March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,318	$3,829	$4,114	$3,474	$12,440	$12,175
Net realized gain (loss)	(120)	(4,098)	(191)	(349)	(487)	(9,483)
Net change in unrealized appreciation (depreciation)	(1,027)	11,506	(1,080)	2,427	(9,141)	47,051
Net increase resulting from operations	2,171	11,237	2,843	5,552	2,812	49,743

Distributions to Shareholders:
From net investment income
Institutional Class	(1,751)	(2,261)	(1,561)	(1,979)	(4,152)	(4,641)
Class P	(91)	(38)	(451)	(247)	(250)	(119)
Administrative Class	0	0	0	0	0	0
Class D	(191)	(150)	(85)	(117)	(1,269)	(1,455)
Class A	(1,227)	(1,385)	(2,032)	(1,132)	(4,890)	(4,316)
Class B	0	0	0	0	0	0
Class C	(80)	(2)	(13)	0	(1,964)	(1,708)
From net realized capital gains
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0

Total Distributions	(3,340)	(3,836)	(4,142)	(3,475)	(12,525)	(12,239)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	13,535	(29,769)	3,914	151,828	(26,602)	45,708

Fund Redemption Fee	0	0	0	0	0	1

Total Increase (Decrease) in Net Assets	12,366	(22,368)	2,615	153,905	(36,315)	83,213

Net Assets:
Beginning of year or period	86,311	108,679	282,420	128,515	247,926	164,713
End of year*	$98,677	$86,311	$285,035	$282,420	$211,611	$247,926

*Including undistributed (overdistributed) net investment income of:	$288	$304	$(29)	$(24)	$175	$120

**	See note 11 in the Notes to Financial Statements.

28	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO MuniGO Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund

Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Period from July 1, 2009 to March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010

$14,453	$18,026	$845	$561	$6,009	$5,664	$5,430	$4,068
(4,510)	(22,346)	145	74	(486)	(2,654)	(72)	(8,960)
(2,609)	76,216	(239)	250	(3,063)	11,729	314	17,692
7,334	71,896	751	885	2,460	14,739	5,672	12,800

(6,247)	(9,909)	(550)	(477)	(3,449)	(3,434)	(2,661)	(1,321)
(137)	(66)	(2)	0	(12)	0	(140)	(63)
(39)	(40)	0	0	0	0	(49)	(93)
(656)	(842)	(65)	(22)	(979)	(948)	(105)	(216)
(4,792)	(4,460)	(189)	(54)	(1,529)	(1,291)	(2,100)	(1,881)
(216)	(420)	0	0	0	0	0	0
(2,276)	(2,211)	(40)	(8)	(65)	(4)	(217)	(266)

0	0	(131)	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	(17)	0	0	0	0	0
0	0	(61)	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	(15)	0	0	0	0	0

0	0	0	0	0	0	0	(14)
0	0	0	0	0	0	0	(1)
0	0	0	0	0	0	0	(1)
0	0	0	0	0	0	0	(3)
0	0	0	0	0	0	0	(26)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(4)

(14,363)	(17,948)	(1,070)	(561)	(6,034)	(5,677)	(5,272)	(3,889)

(141,887)	(90,403)	(2,716)	33,379	(13,288)	29,340	(14,514)	144,694

0	0	0	0	0	0	0	0

(148,916)	(36,455)	(3,035)	33,703	(16,862)	38,402	(14,114)	153,605

415,763	452,218	33,703	0	168,967	130,565	348,041	194,436
$266,847	$415,763	$30,668	$33,703	$152,105	$168,967	$333,927	$348,041

$1,345	$993	$0	$0	$(58)	$(45)	$134	$(49)

Annual Report	March 31, 2011	29

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.9%

BANKING & FINANCE 0.9%

American International Group, Inc.
8.175% due 05/15/2068	$700	$759
8.250% due 08/15/2018	100	117

Total Corporate Bonds & Notes (Cost $769)		876

MUNICIPAL BONDS & NOTES 96.3%

CALIFORNIA 95.1%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	605	611

Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	290

Baldwin Park, California Unified School District Revenue Notes, Series 2009
0.000% due 08/01/2014	500	458

Bonita, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	125	132

Brea, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	65	70

Burlingame, California Financing Authority Revenue Notes, Series 2010
5.000% due 07/01/2018	250	277

Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,470

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	1,000	970

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	3,000	2,949

California State Bay Area Toll Authority Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	550

California State Coast Community College District General Obligation Bonds, (AGM Insured), Series 2006
5.000% due 08/01/2022	25	26

California State Department of Water Resources Revenue Bonds, Series 2009
5.000% due 12/01/2025	20	21

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,117

California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2014	500	451

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2013	570	612

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	828

California State General Obligation Bonds, Series 2006
5.000% due 03/01/2016	1,750	1,938

California State General Obligation Bonds, Series 2008
5.500% due 08/01/2025	600	625

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	$1,000	$1,078

California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,441

California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	80	88

California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,927
5.000% due 11/01/2019	500	542

California State Health Facilities Financing Authority Revenue Bonds, Series 1998
5.000% due 07/01/2028	500	458

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	549

California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	289

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,423

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
4.500% due 12/01/2016	150	167

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	658

California State M-S-R Public Power Agency Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,082

California State M-S-R Public Power Agency Revenue Notes, (AGM Insured), Series 2008
5.000% due 07/01/2018	2,000	2,200

California State Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	475

California State Palomar Pomerado Health Certificates of Participation Bonds, Series 2010
5.250% due 11/01/2021	1,000	912

California State Pasadena Area Community College District General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	279

California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,089

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	1,000	1,097

California State Public Works Board Revenue Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,722

California State Public Works Board Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2016	100	111

California State San Joaquin Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,849

California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,000	1,467

California State Southwestern Community College District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 08/01/2016	400	448

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	$1,000	$749

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.450% due 06/01/2028	2,150	1,746

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,500	1,500

California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	1,000	1,026

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	129

California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	574

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	500	513

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	891

California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,021

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	507

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	712
5.375% due 09/01/2017	800	810

Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
5.000% due 08/01/2019	30	33

Contra Costa, California Water District Revenue Notes, Series 2010
4.000% due 10/01/2015	250	274

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,789

Diablo, California Water District Certificates of Participation Notes, Series 2010
4.000% due 01/01/2016	125	134

El Monte, California Union High School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,140
0.000% due 06/01/2014	1,300	1,195

Encinitas, California Public Financing Authority General Obligation Notes, Series 2010
5.000% due 04/01/2015	140	154
5.000% due 04/01/2016	150	166

Encinitas, California Union School District General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,089

Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	768

Fresno, California Revenue Notes, Series 2010
4.000% due 06/01/2016	40	42

Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2014	125	114
0.000% due 08/01/2015	140	121

30	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	$860	$662

Lafayette, California Elementary School District General Obligation Notes, Series 2010
5.000% due 08/01/2016	155	177

Laguna Beach, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2016	100	110

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,026
5.250% due 11/15/2019	500	506

Long Beach, California Revenue Notes, Series 2010
5.000% due 05/15/2016	925	1,039

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	243

Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	224

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	200	213
5.000% due 06/01/2018	1,415	1,603

Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	710

Los Angeles, California Department of Airports Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	253

Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 05/15/2016	1,000	1,078

Los Angeles, California Department of Airports Revenue Notes, Series 2010
5.000% due 05/15/2019	650	714

Los Angeles, California Department of Water & Power Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,072

Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	264

Los Gatos, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2016	25	28

Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
4.000% due 03/15/2014	250	266

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,696

Monte Vista, California Water District Certificates of Participation Notes, Series 2010
3.000% due 10/01/2016	30	31

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	411

Mount San Antonio, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	830

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	880

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	$240	$260

Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2016	165	162

Oakland, California Port Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2000
5.750% due 11/01/2012	495	497

Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	165	168

Redondo Beach, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2020	70	72

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	180

Sacramento County, California Sanitation District Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,110

Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
3.000% due 12/01/2012	25	26
4.000% due 08/01/2016	230	249

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	380	411

Sacramento, California Municipal Utility District Revenue Notes, (AGM Insured), Series 2008
5.000% due 08/15/2016	100	111

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,394

San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	891

San Diego, California Public Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	500	557

San Diego, California Redevelopment Agency Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,042

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,351

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,215

San Francisco, California City & County Airports Commission Revenue Bonds, Series 2010
5.000% due 05/01/2023	25	25

San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2010
5.000% due 11/01/2020	20	22

San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,058

San Jose, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	955

San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	$750	$806

San Mateo, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,414

Santa Clara County, California Financing Authority Revenue Notes, Series 2008
5.000% due 11/15/2016	185	206

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,022

Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,364

Torrance, California Revenue Notes, Series 2010
3.000% due 09/01/2016	200	196

University of California Regents Medical Center Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	389

University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,215

University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,740	1,876

University of California Revenue Notes, Series 2009
5.000% due 05/15/2016	85	96

Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	400	382

West Contra Costa, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,084

		93,811

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	220	225

TEXAS 0.1%

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	96

VIRGIN ISLANDS 0.9%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	931

Total Municipal Bonds & Notes (Cost $94,820)		95,063

	SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

American International Group, Inc. (a)	216	8

Total Common Stocks (Cost $9)		8

See Accompanying Notes	Annual Report	March 31, 2011	31

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	5,200	$23

Total Convertible Preferred Securities (Cost $381)		23

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS 2.3%

State Street Bank and Trust Co.
0.010% due 04/01/2011	$2,214	2,214

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $2,260. Repurchase proceeds are $2,214.)
Total Short-Term Instruments (Cost $2,214)		2,214

Total Investments 99.5% (Cost $98,193)		$98,184

Other Assets and Liabilities (Net) 0.5%		493

Net Assets 100.0%		$98,677

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Non-income producing security.
(b)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CITI	1.850%	03/20/2016	1.579%	$	5,000	$69	$0	$69
California State General Obligation Bonds, Series 2003	DUB	1.850%	03/20/2016	1.579%		5,000	70	0	70
California State General Obligation Bonds, Series 2003	GSC	1.835%	03/20/2016	1.649%		700	6	0	6

							$145	$0	$145

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$	1,800	$(36)	$(36)	$0
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		1,300	(25)	(37)	12
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		1,800	(36)	(41)	5
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		2,100	(42)	(54)	12

						$(139)	$(168)	$29

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

32	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	BOA	$	1,600	$(48)	$(15)	$(33)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	CITI		3,300	(99)	(56)	(43)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	MSC		2,500	(75)	40	(115)

							$(222)	$(31)	$(191)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$876	$0	$876
Municipal Bonds & Notes
California	0	93,811	0	93,811
New Jersey	0	225	0	225
Texas	0	96	0	96
Virgin Islands	0	931	0	931
Common Stocks
Financials	8	0	0	8
Convertible Preferred Securities
Banking & Finance	23	0	0	23

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Short-Term Instruments
Repurchase Agreements	$0	$2,214	$0	$2,214
	$31	$98,153	$0	$98,184

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$174	$0	$174

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$(191)	$0	$(191)

Totals	$31	$98,136	$0	$98,167

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(d)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$174	$0	$0	$0	$174

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$0	$0	$191	$191

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$4	$0	$0	$0	$4

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$174	$0	$0	$(191)	$(17)

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Annual Report	March 31, 2011	33

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

March 31, 2011

(e)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(48)	$0	$(48)
CITI	(66)	0	(66)
DUB	45	0	45
GSC	(30)	0	(30)
MSC	(117)	0	(117)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

34	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO California Short Duration Municipal Income Fund

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

American International Group, Inc.
5.600% due 10/18/2016	$100	$104
8.175% due 05/15/2068	100	108

General Electric Capital Corp.
0.474% due 07/27/2012	150	150

Total Corporate Bonds & Notes (Cost $308)		362

MUNICIPAL BONDS & NOTES 92.8%

CALIFORNIA 90.6%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	536

Alta Loma, California School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2012	400	392

Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2012	350	363

Atascadero, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	110	114

Berkeley, California General Obligation Notes, Series 2010
4.000% due 09/01/2012	10	11

Beverly Hills, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	800	848

Brea, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	415	425
3.000% due 07/01/2013	250	258

Brentwood, California Union School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2017	110	120

Brentwood, California Union School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2016	135	148

Burlingame, California Financing Authority Revenue Notes, (SGI Insured ), Series 2004
3.875% due 12/01/2012	15	16

Burlingame, California Financing Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	35	39

Calaveras, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2012	560	576
3.000% due 08/01/2013	460	476

Calaveras, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	300	302

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	500

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
3.000% due 09/01/2012	775	780
4.000% due 09/01/2015	750	758

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	$100	$112

California State Calleguas-Las Virgenes Public Financing Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	400	427

California State Cardiff School District General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	522

California State Central Contra Costa Sanitation District Certificates of Participation Notes, Series 2009
4.000% due 09/01/2011	1,000	1,014

California State Cerritos Community College District General Obligation Notes, Series 2009
4.000% due 08/01/2011	400	404

California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 05/01/2014	315	336

California State Department of Water Resources Revenue Notes, (NPFGC/IBC Insured), Series 2002
5.500% due 05/01/2012	700	738

California State Department of Water Resources Revenue Notes, Series 2002
5.500% due 05/01/2011	185	186

California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	902

California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	1,150	1,169
5.000% due 05/01/2012	100	105
5.000% due 05/01/2013	305	330

California State East Side Union High School District General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	160

California State East Side Union High School District General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	644

California State East Side Union High School District General Obligation Notes, (SGI Insured), Series 2005
4.000% due 08/01/2012	200	208

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.240% due 10/01/2026	260	260

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	570
5.000% due 10/01/2014	500	545

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2011	625	640
5.000% due 11/01/2013	525	572

California State Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	53
5.000% due 04/01/2013	175	186

California State Educational Facilities Authority Revenue Notes, Series 2010
1.060% due 10/01/2015	3,790	3,804
2.000% due 02/01/2013	165	168
3.000% due 10/01/2012	1,315	1,350
4.000% due 02/01/2014	250	267

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	$200	$212
4.000% due 09/01/2014	220	234

California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	80	89

California State General Obligation Bonds, Series 2004
5.000% due 07/01/2016	2,000	2,021

California State General Obligation Notes, (AGM-CR Insured), Series 2004
5.250% due 07/01/2013	1,500	1,627

California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,175	1,238

California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	496

California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	528

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	645	686

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	275

California State Health Facilities Financing Authority Revenue Bonds, Series 2009
0.170% due 09/01/2038	100	100
5.000% due 07/01/2037	1,250	1,303

California State Health Facilities Financing Authority Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 11/01/2011	150	153

California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,088

California State Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 08/15/2011	1,000	1,014
5.000% due 03/01/2014	250	268
5.000% due 08/15/2014	350	380

California State Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	775
4.000% due 11/15/2011	1,000	1,020
5.000% due 11/15/2012	1,000	1,061

California State Housing Finance Agency Revenue Notes, Series 2010
2.375% due 08/01/2014	3,170	3,112

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.260% due 12/01/2031	970	970

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
2.250% due 11/01/2026	3,250	3,268

California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,370

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
3.000% due 10/01/2011	400	404
5.000% due 02/01/2014	750	804

See Accompanying Notes	Annual Report	March 31, 2011	35

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 12/01/2012	$600	$623
3.000% due 05/15/2013	415	430

California State Los Rios Community College District General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	108

California State M-S-R Public Power Agency Revenue Bonds, (NPFGC Insured), Series 1997
4.100% due 07/01/2016	20	21

California State M-S-R Public Power Agency Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2011	510	514

California State Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	347

California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,573

California State Northern Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	462

California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,937

California State Ohlone Community College District General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	164
4.000% due 08/01/2016	200	218
4.000% due 08/01/2020	60	62

California State OMWD Financing Authority Revenue Notes, Series 2009
3.000% due 06/01/2012	160	165

California State Padre Dam Municipal Water District Certificates of Participation Notes, Series 2009
3.000% due 10/01/2011	200	202

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.170% due 11/01/2026	3,100	3,100

California State Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,490

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	153

California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	294

California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 10/01/2017	380	412

California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	800

California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,825
4.000% due 03/01/2014	3,630	3,786

California State Rim World Unified School District General Obligation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2012	275	283

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State University Revenue Notes, (AGM Insured), Series 2004
3.500% due 11/01/2012	$2,565	$2,670

California State University Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2011	1,400	1,435

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	273

California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	3,000	3,078

California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,107

California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.850% due 11/01/2029	255	264

California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	1,450	1,453

California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.160% due 08/15/2036	2,000	2,000
0.200% due 08/15/2027	3,200	3,200

California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2004
5.000% due 08/15/2012	425	447

California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	816

California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,281
5.500% due 08/01/2014	2,610	2,872

California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	160

California Statewide Communities Development Authority Revenue Notes, (Radian Insured), Series 2005
5.000% due 04/01/2011	100	100

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	750	769

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2011	325	328
5.000% due 07/01/2012	640	663

California Statewide Communities Development Authority Revenue Notes, Series 2006
4.500% due 11/15/2012	370	370

California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	729
5.000% due 04/01/2013	4,510	4,799
5.000% due 06/15/2013	2,745	2,921

California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	250	254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	$1,030	$1,047

Campbell, California Union High School District General Obligation Notes, Series 2010
3.000% due 08/01/2012	225	232

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,172

Carlsbad, California Unified School District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2011	425	427

Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
4.000% due 08/01/2012	610	636
4.000% due 08/01/2015	130	141

Central Valley, California Financing Authority Revenue Notes, Series 2009
3.000% due 07/01/2011	750	753
4.000% due 07/01/2012	750	776

Chino Hills, California Special Tax Notes, (AGM Insured), Series 2010
2.000% due 09/01/2011	90	90
3.000% due 09/01/2012	125	128
3.000% due 09/01/2013	200	206

Citrus Heights, California Water District Certificates of Participation Notes, Series 2010
2.000% due 10/01/2011	90	91
2.000% due 10/01/2012	220	223
4.000% due 10/01/2017	250	254
4.000% due 10/01/2019	100	99

Cucamonga County, California Water District Certificates of Participation Notes, (AGM Insured), Series 2009
2.500% due 09/01/2011	450	454

Cucamonga County, California Water District Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	268

Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,025

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	930

El Dorado, California Union High School District Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	423

El Monte, California School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,529

El Monte, California Union High School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2014	1,345	1,236

Encinitas, California Public Financing Authority General Obligation Notes, Series 2010
3.000% due 04/01/2012	250	255
3.000% due 04/01/2013	535	552

Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2011	360	360

Fontana, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2011	350	351

36	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2012	$610	$636
4.000% due 08/01/2013	700	743

Fresno, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	336

Fullerton, California Joint Union High School District General Obligation Notes, Series 2010
4.000% due 08/01/2012	45	47
4.000% due 08/01/2015	150	163

Golden Empire, California Schools Financing Authority Revenue Notes, Series 2010
4.000% due 05/01/2012	2,000	2,048

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,276
5.000% due 06/01/2043	100	109

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	110

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (SGI/ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,902

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	800	877
5.500% due 06/01/2043	2,655	2,910
6.250% due 06/01/2033	5,650	6,101
6.625% due 06/01/2040	2,020	2,263
7.875% due 06/01/2042	105	120

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.200% due 06/01/2012	1,800	1,824
5.000% due 06/01/2011	500	503

Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	185	184
0.000% due 08/01/2012	100	98
0.000% due 08/01/2013	115	109

Huntington Beach, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 09/01/2012	250	258
4.000% due 09/01/2013	225	238

Indio, California Water Authority Revenue Notes, (AMBAC Insured), Series 2006
4.000% due 04/01/2011	300	300

Industry, California General Obligation Notes, Series 2009
4.000% due 07/01/2011	275	277
4.000% due 07/01/2012	1,000	1,041
5.000% due 07/01/2013	750	812

Irvine, California Ranch Water District Revenue Bonds, Series 1991
0.220% due 08/01/2016	3,750	3,750

Irvine, California Special Assessment Bonds, Series 1994
0.240% due 09/02/2020	438	438

Irvine, California Special Assessment Bonds, Series 2000
0.200% due 09/02/2025	1,300	1,300

Jefferson, California Union High School District General Obligation Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	200	206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

La Habra, California Utility Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	$175	$181

Laguna Beach, California General Obligation Bonds, Series 2001
5.000% due 08/15/2011	125	127

Lake Arrowhead, California Community Services District Certificates of Participation Notes, Series 2009
2.500% due 10/01/2011	645	650
3.000% due 10/01/2012	300	308

Lancaster, California Redevelopment Agency Revenue Notes, Series 2010
3.000% due 12/01/2011	120	120

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	194

Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2012	90	92
4.000% due 06/01/2013	110	114

Long Beach, California Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,116

Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2011	1,000	1,015

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC Insured), Series 2003
5.250% due 07/01/2012	155	164

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	252
3.000% due 08/01/2012	500	515

Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 05/15/2012	230	241

Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.000% due 05/15/2011	500	501
5.000% due 05/15/2013	250	268

Los Angeles, California Department of Airports Revenue Notes, Series 2010
3.000% due 05/15/2013	690	714

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.170% due 07/01/2034	400	400

Los Angeles, California Department of Water & Power Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	544

Los Angeles, California General Obligation Notes, (NPFGC Insured), Series 2002
5.250% due 09/01/2011	730	744

Los Angeles, California Harbor Department Revenue Notes, Series 2009
5.000% due 08/01/2012	1,000	1,058

Los Angeles, California Municipal Improvement Corp. Revenue Notes, Series 2010
3.000% due 11/01/2012	545	561

Los Angeles, California Revenue Notes, (FHLMC Insured), Series 2010
1.125% due 08/01/2013	750	747

Los Angeles, California Unified School District Certificates of Participation Notes, Series 2010
3.000% due 12/01/2011	750	758
3.000% due 12/01/2012	2,205	2,250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	$200	$223

Los Angeles, California Unified School District General Obligation Notes, Series 2010
4.000% due 07/01/2012	300	312

Los Angeles, California Wastewater System Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	266

Los Angeles, California Wastewater System Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 06/01/2011	100	101

Los Angeles, California Wastewater System Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,099

Menlo Park, California City School District General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	144

Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
3.000% due 03/15/2012	400	409

Mission Viejo, California Community Development Financing Authority Revenue Notes, Series 2009
5.000% due 05/01/2013	530	570

Monrovia, California Unified School District General Obligation Notes, Series 2010
3.000% due 08/01/2012	250	256

Montebello, California Unified School District General Obligation Notes, (AGM Insured), Series 2008
3.000% due 08/01/2011	145	146

Monterey County, California Certificates of Participation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	1,455	1,532

Mount Diablo, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 06/01/2012	85	89

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,702

Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,500	1,595

Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2012	145	147
3.000% due 09/02/2014	155	157

Norco, California Redevelopment Agency Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	123

Norwalk, California Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2005
5.000% due 10/01/2012	150	153

Norwalk-La Mirada, California Unified School District General Obligation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	880	934

Oak Grove, California School District General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	54

Orange County, California Local Transportation Authority Revenue Notes, Series 2010
3.000% due 02/15/2013	500	520

See Accompanying Notes	Annual Report	March 31, 2011	37

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange County, California Ocean View School District Certificates of Participation Notes, (AGM Insured), Series 2010
3.000% due 03/01/2012	$430	$438
3.500% due 03/01/2013	300	311

Orange County, California Public Financing Authority Revenue Notes, (NPFGC insured), Series 2005
5.000% due 07/01/2011	100	101
5.000% due 07/01/2014	250	275

Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	777

Orange County, California Sanitation District Certificate of Participation Notes, (AGM Insured), Series 2007
4.000% due 02/01/2013	90	95

Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	107

Orchard, California School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2012	125	130

Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	584

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	102

Placentia, California Public Financing Authority Special Tax Notes, Series 2009
2.625% due 09/01/2011	675	677

Placer County, California Unified School District Certificates of Participation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2011	200	201
3.000% due 08/01/2012	245	251
3.000% due 08/01/2013	350	359

Pleasanton, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	163

Pleasanton, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	135

Redondo Beach, California Unified School District General Obligation Notes, Series 2010
3.000% due 08/01/2015	130	136
4.000% due 08/01/2017	25	27

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	103

Riverside, California Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	551

Riverside, California Revenue Notes, Series 2009
4.000% due 08/01/2012	500	519
5.000% due 10/01/2013	2,000	2,167

Roseville, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,096

Roseville, California Finance Authority Revenue Notes, Series 2010
2.000% due 02/01/2012	205	207
2.000% due 02/01/2013	330	334

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento County, California Revenue Notes, Series 2009
3.000% due 07/01/2012	$550	$564
5.000% due 07/01/2013	500	533

Sacramento County, California Revenue Notes, Series 2010
2.000% due 07/01/2013	300	303
3.000% due 07/01/2016	995	1,006

Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
2.500% due 08/01/2012	190	195
3.000% due 08/01/2013	300	313

Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,098

Sacramento, California Financing Authority Revenue Bonds, (AGM Insured), Series 2002
5.375% due 12/01/2021	150	162

Sacramento, California Municipal Utility District Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,490

Sacramento, California Municipal Utility District Revenue Notes, Series 2009
4.000% due 07/01/2011	650	655
5.000% due 07/01/2012	500	524

San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,059

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2011	200	202

San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	2,800	2,918

San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
2.000% due 07/01/2011	275	276
2.000% due 07/01/2012	200	203
3.000% due 07/01/2013	150	154
3.000% due 07/01/2014	400	413
3.000% due 07/01/2015	600	610
4.000% due 07/01/2014	700	734

San Diego County, California Water Authority Certificates of Participation Notes, (AGM Insured), Series 2008
5.000% due 05/01/2014	50	55

San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2005
5.250% due 05/01/2013	675	731

San Diego, California Unified School District General Obligation Notes, Series 2009
0.000% due 07/01/2012	325	319

San Francisco, California City & County Airports Commission Revenue Notes, (AGM Insured), Series 2009
3.000% due 05/01/2011	1,000	1,002
3.500% due 05/01/2012	1,000	1,031

San Francisco, California City & County Airports Commission Revenue Notes, (NPFGC/FGIC Insured), Series 2003
4.000% due 05/01/2011	1,000	1,002

San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	303

San Francisco, California City & County Certificates of Participation Notes, Series 2009
1.950% due 04/01/2011	1,600	1,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.230% due 04/01/2030	$790	$790

San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,000	1,029

San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,404

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	494

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	740	760

San Francisco, California State Building Authority Revenue Notes, Series 2005
5.000% due 12/01/2012	500	528

San Francisco, California Unified School District General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,378

San Jose, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,218

San Jose, California Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2002
4.000% due 08/01/2011	300	300

San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	269

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	353
5.000% due 07/15/2014	150	164

San Rafael, California Redevelopment Agency Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,054

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	197

Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	909

Santa Barbara, California Financing Authority Revenue Notes, Series 2009
4.000% due 07/01/2012	400	416

Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
0.210% due 04/01/2036	705	705

Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	167

Santa Margarita-Dana, California Point Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	247

Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
5.000% due 08/01/2012	1,075	1,135

Santa Monica, California Community College District General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
0.000% due 08/01/2013	225	215

38	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	$1,930	$2,030

South Coast, California Local Education Agencies Revenue Notes, Series 2010
2.000% due 08/09/2011	2,500	2,513

South Coast, California Water District Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2012	230	235
3.000% due 02/01/2013	100	104

South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	132

South Orange County, California Public Financing Authority Special Tax Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/15/2011	205	208

South San Francisco, California School District Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	276

Southern California State Metropolitan Water District Revenue Bonds, Series 2004
0.200% due 07/01/2023	5,000	5,000

Southern California State Metropolitan Water District Revenue Notes, Series 2009
5.000% due 07/01/2012	1,000	1,055

Southern California State Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2011	1,750	1,775
6.750% due 07/01/2013	2,700	3,020

Southern California State Public Power Authority Revenue Bonds, Series 2008
0.200% due 07/01/2020	2,000	2,000

Southern California State Public Power Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	500	508
4.000% due 07/01/2014	750	800
4.000% due 07/01/2015	165	178

St. Helena, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	541

Stockton, California Public Financing Authority Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	1,999

Torrance, California Certificates of Participation Notes, Series 2009
3.000% due 09/01/2011	175	176
3.000% due 09/01/2012	175	179

Torrance, California Unified School District General Obligation Notes, Series 2009
1.800% due 08/01/2011	30	30
4.000% due 08/01/2011	500	506

Trinity County, California Public Utilities District Revenue Notes, (AGM Insured), Series 2010
2.000% due 04/01/2011	25	25
3.000% due 04/01/2012	45	46
3.000% due 04/01/2013	40	41

Tustin, California Community Redevelopment Agency Tax Allocation Notes, Series 2010
2.000% due 09/01/2011	200	199

Tustin, California Special Assessment Bonds, Series 1996
0.230% due 09/02/2013	853	853

University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.820% due 05/15/2030	1,000	661

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Regents Medical Center Revenue Bonds, Series 2007
0.210% due 05/15/2032	$5,420	$5,420

University of California Regents Medical Center Revenue Notes, Series 2008
4.000% due 05/15/2013	100	106

University of California Regents Medical Center Revenue Notes, Series 2009
4.000% due 05/15/2012	900	930
5.000% due 05/15/2013	265	285

University of California Regents Medical Center Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,109

University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	50

University of California Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	350	352
5.000% due 05/15/2012	350	366

University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	298

University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	509
3.000% due 05/15/2014	500	520

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	103

Val Verde, California Unified School District General Obligation Notes, (AGM Insured), Series 2010
4.000% due 08/01/2012	990	1,031

Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	50	50

Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2012	215	224

Washington, California Health Care District General Obligation Notes, Series 2009
6.000% due 08/01/2011	1,000	1,018

Washington, California Health Care District Revenue Notes, Series 2009
4.500% due 07/01/2011	125	126

West Hollywood, California Public Financing Authority Revenue Notes, Series 2009
3.000% due 02/01/2012	695	706
5.000% due 02/01/2013	1,145	1,222

Western Riverside County, California Regional Wastewater Authority Revenue Notes, (AGC Insured), Series 2009
3.000% due 09/01/2012	435	447

Westlake Village, California Certificates of Participation Notes, Series 2009
2.000% due 06/01/2011	310	310

Westminster, California School District General Obligation Notes, Series 2009
2.000% due 08/01/2011	555	557

Whittier, California Revenue Notes, Series 2009
3.000% due 06/01/2011	1,600	1,603

		258,246

GUAM 0.0%

Guam Economic Development & Commerce Authority Revenue Bonds, Series 2001
5.400% due 05/15/2031	25	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 0.3%

Montgomery County, Pennsylvania Industrial Development Authority Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	$885	$951

PUERTO RICO 1.7%

Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,514

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	521

Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2012	2,000	2,085
5.000% due 07/01/2013	550	583

		4,703

TEXAS 0.1%

Pflugerville, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	130	142

VIRGIN ISLANDS 0.1%

Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	400	416

Total Municipal Bonds & Notes (Cost $263,209)		264,483

	SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

American International Group, Inc. (a)	49	2

Total Common Stocks (Cost $2)		2

CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	1,200	5

Total Convertible Preferred Securities (Cost $74)		5

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 5.9%

State Street Bank and Trust Co.
0.010% due 04/01/2011	$16,749	16,749

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $17,085. Repurchase proceeds are $16,749.)

SHORT-TERM NOTES 0.4%

Brea, California Public Financing Authority Revenue Notes, Series 2010
2.000% due 07/01/2011	865	868

Fullerton, California Joint Union High School District General Obligation Notes, Series 2010
2.000% due 08/01/2011	150	151

See Accompanying Notes	Annual Report	March 31, 2011	39

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

La Habra, California Utility Authority Revenue Notes, Series 2010
2.000% due 11/01/2011	$145	$146

		1,165

U.S. TREASURY BILLS 0.6%
0.139% due 07/14/2011 -09/15/2011 (b)(c)	1,650	1,649

Total Short-Term Instruments (Cost $19,563)		19,563

Total Investments 99.8% (Cost $283,156)		$284,415

Other Assets and Liabilities (Net) 0.2%		620

Net Assets 100.0%		$285,035

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Non-income producing security.
(b)	Coupon represents a weighted average yield.
(c)	Securities with an aggregate market value of $340 have been pledged as collateral as of March 31, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	GSC	1.835%	03/20/2016	1.649%	$	5,000	$46	$0	$46

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$	5,400	$(107)	$(108)	$1
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		4,400	(88)	(127)	39
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		5,500	(110)	(125)	15
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		6,500	(129)	(167)	38

						$(434)	$(527)	$93

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Receive	3-Month USD-LIBOR	3.500%	06/20/2017	CITI	$ 50,500	$(96)	$(313)	$217

40	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$362	$0	$362
Municipal Bonds & Notes
California	0	258,246	0	258,246
Guam	0	25	0	25
Pennsylvania	0	951	0	951
Puerto Rico	0	4,703	0	4,703
Texas	0	142	0	142
Virgin Islands	0	416	0	416
Common Stocks
Financials	2	0	0	2
Convertible Preferred Securities
Banking & Finance	5	0	0	5

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Short-Term Instruments
Repurchase Agreements	$0	$16,749	$0	$16,749
Short-Term Notes	0	1,165	0	1,165
U.S. Treasury Bills	0	1,649	0	1,649
	$7	$284,408	$0	$284,415

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	139	0	139
Interest Rate Contracts	0	217	0	217
	$0	$356	$0	$356

Totals	$7	$284,764	$0	$284,771

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$139	$0	$0	$217	$356

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$0	$14	$0	$0	$(158)	$(144)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$0	$139	$0	$0	$217	$356

(1)	See note 5 in the Notes to Financial Statements for additional information.

(g)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CITI	$(203)	$340	$137
DUB	(88)	0	(88)
GSC	(64)	0	(64)
MSC	(129)	0	(129)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	41

Schedule of Investments PIMCO High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 1.0%

American International Group, Inc.
8.175% due 05/15/2068	$1,600	$1,734
8.250% due 08/15/2018	400	469

Total Corporate Bonds & Notes (Cost $1,583)		2,203

MUNICIPAL BONDS & NOTES 95.9%

ALABAMA 1.2%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	602

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	211
5.250% due 03/01/2036	500	411

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,224

		2,498

ALASKA 0.4%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	770

ARIZONA 4.5%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	1,183

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	879

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	831

Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,197

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,161

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	836

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	979
6.375% due 09/01/2029	1,850	1,864

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	719

		9,649

CALIFORNIA 8.8%

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	$1,500	$1,500

California State M-S-R Energy Authority Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,524

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	582
7.000% due 10/01/2039	500	449

California State Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031 (b)	1,000	1,001

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	959

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.450% due 06/01/2028	1,350	1,096

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,100	884
9.000% due 11/01/2017	410	359

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,030

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	669
5.750% due 06/01/2047	2,500	1,672

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	243

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	5,000	4,399

Riverside, California Special Assessment Bonds, Series 2001
6.150% due 09/02/2019	500	507

Tustin, California Unified School District Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	446

Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2018	1,000	723

		18,535

COLORADO 5.8%

Colorado State Confluence Metropolitan District Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	368
5.450% due 12/01/2034	1,000	686

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (h)	785	606
5.750% due 05/15/2037	825	605
5.750% due 12/01/2037	990	705

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,716
5.900% due 08/01/2037	1,000	794

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	910

Colorado State Health Facilities Authority Revenue Notes, (AGM Insured), Series 2003
4.000% due 05/15/2011	585	586

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	$1,500	$965

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,303

Colorado State Regional Transportation District Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	689

Colorado State Tallyn's Reach Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	409

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	340

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	509

		12,191

CONNECTICUT 0.5%

Connecticut State Harbor Point Infrastructure Improvement District Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	1,000	1,031

FLORIDA 4.9%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	450	370

Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,000	1,003

Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	1,025	1,071

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	191

Florida State Seminole Indian Tribe Revenue Notes, Series 2010
5.125% due 10/01/2017	500	484

Florida State University Square Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	770	633

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	829

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	749

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,239

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,113

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,298

St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,333

		10,313

42	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 2.7%

Atlanta, Georgia Downtown Development Authority Revenue Notes, (AGC Insured), Series 2009
4.000% due 07/01/2011	$500	$503

Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	250	254

DeKalb County, Georgia Hospital Authority Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	929

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	150

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2007
5.000% due 03/15/2017	500	527

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,000	1,026

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,121

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
5.000% due 04/01/2017	1,000	1,108

		5,618

IDAHO 0.5%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,154

ILLINOIS 6.3%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	774

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,014

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,690

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	787

Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,000	733
5.500% due 05/15/2037	750	566
6.100% due 12/01/2041	1,605	1,209

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 (a)	1,000	450

Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2013	500	512
5.000% due 05/01/2011	250	250

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037 (a)	1,775	442

Illinois State Railsplitter Tobacco Settlement Authority Revenue Bonds, Series 2010
6.000% due 06/01/2028	2,000	1,948

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,088

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	897

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 06/01/2037	$1,000	$867

		13,227

INDIANA 5.6%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	88

Indiana State Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	315
6.000% due 12/01/2026	1,000	976

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	500	438

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 10/01/2027	1,000	1,083

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,096

Indiana State Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,006
6.000% due 01/01/2039	1,000	1,004

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,517

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,250

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,127

		11,900

IOWA 2.2%

Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,010

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	628
5.500% due 11/15/2037	1,550	978
5.625% due 12/01/2045	1,600	926

Iowa State Finance Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	1,000	1,046

		4,588

KANSAS 0.8%

Kansas State Development Finance Authority Revenue Notes, Series 2009
5.000% due 11/15/2014	225	248

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	975

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	186
5.500% due 08/01/2021	250	198

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	126

		1,733

KENTUCKY 0.2%

Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 2.0%

Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	$2,250	$2,502

Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	1,185	1,082

New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	549

		4,133

MARYLAND 0.3%

Maryland State Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	233

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	300	208

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	271

		712

MASSACHUSETTS 1.4%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,074

Massachusetts State Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,435	1,487

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.125% due 07/01/2035	500	423

		2,984

MICHIGAN 3.4%

Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	285

Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	962

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	765	540

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	159

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	50	50

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	920	765

Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	182

Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	291

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	892

See Accompanying Notes	Annual Report	March 31, 2011	43

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	$1,000	$814

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (h)	227	195

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	918

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	507

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	565

		7,125

MINNESOTA 1.4%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	317

Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	600

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	540

Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,013

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	161

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	423

		3,054

MISSISSIPPI 0.9%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,815

MISSOURI 1.6%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	703
6.000% due 07/01/2037	750	277

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	214

Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	441

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,248

Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	244

Missouri State Grindstone Plaza Transportation Development District Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	181
5.550% due 10/01/2036	45	32

		3,340

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MONTANA 0.2%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (e)	$830	$486

NEW HAMPSHIRE 1.4%

New Hampshire State Business Finance Authority Revenue Bonds, Series 1992
5.850% due 12/01/2022	3,000	3,033

NEW JERSEY 2.9%

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	57

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	2,573
5.000% due 06/01/2041	6,000	3,626

		6,256

NEW MEXICO 0.4%

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	389

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	524

		913

NEW YORK 1.8%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	105

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	370
6.700% due 01/01/2043	1,500	1,344

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	152

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
2.302% due 03/01/2016	565	499

New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	913

New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	493

		3,876

NORTH CAROLINA 2.0%

Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	121

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	58

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	994

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	42

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	710

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	$750	$694
6.000% due 04/01/2038	500	419

North Carolina State Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	513

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	768

		4,319

OHIO 4.0%

Ohio State Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,094

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	724
5.875% due 06/01/2047	4,250	2,828
6.000% due 06/01/2042	1,520	1,046
6.500% due 06/01/2047	750	549

Ohio State Revenue Bonds, Series 2010
6.250% due 09/01/2024	250	244

		8,485

OREGON 0.1%

Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	193

PENNSYLVANIA 5.0%

Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	730

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	2,000	1,366

Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	498

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	430

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	500	449

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	418

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	240
6.375% due 07/01/2030	1,000	933

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	121

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	511

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	381

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	2,000

44	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	$750	$585

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,398

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	436

		10,496

RHODE ISLAND 3.8%

Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	115	115

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	9,000	7,833

		7,948

SOUTH CAROLINA 1.3%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,570
6.000% due 11/15/2037	2,000	978

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	171

		2,719

TENNESSEE 2.5%

Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	981

Johnson City, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	454

Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	663

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	146

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	144	11

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	833
5.250% due 09/01/2021	1,000	968
5.250% due 09/01/2024	1,375	1,300

		5,356

TEXAS 8.4%

Brazos, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,416
8.250% due 05/01/2033	1,300	357

Brazos, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	118

Brazos, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	439

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clifton, Texas Higher Education Finance Corp. Revenue Bonds, Series 2010
6.125% due 12/01/2040	$500	$428

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	775	827

Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	811

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	96
6.125% due 07/15/2027	45	41

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	99
6.750% due 07/01/2029	1,000	961

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	230

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	584

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	147
5.750% due 01/01/2033	350	339

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,012

North Texas State Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	995

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	328

Pharr, Texas Higher Education Finance Authority Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	481

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	981

Texas State Alliance Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	500	331

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,096

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	513

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,632

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	2,115	1,800

Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	12

Willacy County, Texas Local Government Corp. Revenue Bonds, Series 2007
6.875% due 09/01/2028	720	612

		17,686

UTAH 2.5%

Spanish Fork, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	412
5.700% due 11/15/2036	1,000	775

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	$1,650	$1,274

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	1,966

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	522

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	395

		5,344

VIRGINIA 0.8%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	100

Hanover County, Virginia Lewistown Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	398

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	326

Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	890

		1,714

WASHINGTON 0.8%

Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	948

Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	267

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	524

		1,739

WEST VIRGINIA 0.9%

West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	700	722

West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	500	487

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	945	660

		1,869

WISCONSIN 1.7%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	899

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	212

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	997
6.625% due 02/15/2032	1,450	1,477

		3,585

Total Municipal Bonds & Notes (Cost $230,281)		202,864

See Accompanying Notes	Annual Report	March 31, 2011	45

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.3%

Countrywide Alternative Loan Trust
1.812% due 11/25/2035	$351	$218

Residential Accredit Loans, Inc.
0.400% due 02/25/2047	662	339

Total Mortgage-Backed Securities (Cost $627)		557

	SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

American International Group, Inc. (c)	383	13

Total Common Stocks (Cost $16)		13

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011	$9,239	$42

Total Convertible Preferred Securities (Cost $572)		42

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS 2.0%

State Street Bank and Trust Co.
0.010% due 04/01/2011	$4,337	4,337

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $4,425. Repurchase proceeds are $4,337.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.0%
0.165% due 07/07/2011 - 09/15/2011 (d)(f)	$2,060	$2,059

Total Short-Term Instruments (Cost $6,396)		6,396

Total Investments 100.2% (Cost $239,475)		$212,075

Other Assets and Liabilities (Net) (0.2%)		(464)

Net Assets 100.0%		$211,611

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average yield.
(e)	Security becomes interest bearing at a future date.
(f)	Securities with an aggregate market value of $1,739 has been pledged as collateral as of March 31, 2011 for swap and swaptions contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$	3,900	$(77)	$(78)	$1
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		3,000	(60)	(86)	26
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		3,900	(77)	(88)	11
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		4,500	(90)	(116)	26

						$(304)	$(368)	$64

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	GSC	1.835%	03/20/2016	1.649%	$	1,600	$15	$0	$15
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	2.380%		5,000	(384)	0	(384)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	4.996%		5,000	(633)	0	(633)

							$(1,002)	$0	$(1,002)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

46	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	BOA	$	1,000	$(30)	$(9)	$(21)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	CITI		14,100	(423)	(240)	(183)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	MSC		4,000	(120)	64	(184)

							$(573)	$(185)	$(388)

(h)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$785	$606	0.29%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	228	195	0.09%

				$1,013	$801	0.38%

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,203	$0	$2,203
Municipal Bonds & Notes
Alabama	0	2,498	0	2,498
Alaska	0	770	0	770
Arizona	0	9,649	0	9,649
California	0	18,535	0	18,535
Colorado	0	12,191	0	12,191
Connecticut	0	1,031	0	1,031
Florida	0	10,313	0	10,313
Georgia	0	5,618	0	5,618
Idaho	0	1,154	0	1,154
Illinois	0	13,227	0	13,227
Indiana	0	11,900	0	11,900
Iowa	0	4,588	0	4,588
Kansas	0	1,733	0	1,733
Kentucky	0	477	0	477
Louisiana	0	4,133	0	4,133
Maryland	0	712	0	712
Massachusetts	0	2,984	0	2,984
Michigan	0	7,125	0	7,125
Minnesota	0	3,054	0	3,054
Mississippi	0	1,815	0	1,815
Missouri	0	3,340	0	3,340
Montana	0	486	0	486
New Hampshire	0	3,033	0	3,033
New Jersey	0	6,256	0	6,256
New Mexico	0	913	0	913
New York	0	3,876	0	3,876
North Carolina	0	4,319	0	4,319
Ohio	0	8,485	0	8,485
Oregon	0	193	0	193

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Pennsylvania	$0	$10,496	$0	$10,496
Rhode Island	0	7,948	0	7,948
South Carolina	0	2,719	0	2,719
Tennessee	0	5,356	0	5,356
Texas	0	17,686	0	17,686
Utah	0	5,344	0	5,344
Virginia	0	1,714	0	1,714
Washington	0	1,739	0	1,739
West Virginia	0	1,869	0	1,869
Wisconsin	0	3,585	0	3,585
Mortgage-Backed Securities	0	557	0	557
Common Stocks
Financials	13	0	0	13
Convertible Preferred Securities
Banking & Finance	42	0	0	42
Short-Term Instruments
Repurchase Agreements	0	4,337	0	4,337
U.S. Treasury Bills	0	2,059	0	2,059
	$55	$212,020	$0	$212,075

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$79	$0	$79

Financial Derivative Instrxuments (7) - Liabilities
Credit Contracts	0	(633)	(384)	(1,017)
Interest Rate Contracts	0	(388)	0	(388)
	$0	$(1,021)	$(384)	$(1,405)

Totals	$55	$211,078	$(384)	$210,749

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(886)	$0	$0	$0	$0	$(131)	$0	$633	$(384)	$52

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.

See Accompanying Notes	Annual Report	March 31, 2011	47

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

March 31, 2011

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$79	$0	$0	$0	$79

Liabilities:
Unrealized depreciation on swap agreements	$0	$1,017	$0	$0	$388	$1,405

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$133	$0	$0	$0	$133

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$(52)	$0	$0	$(388)	$(440)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(k)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(30)	$0	$(30)
CITI	(500)	500	0
DUB	(60)	0	(60)
GSC	(1,080)	1,240	160
MSC	(209)	0	(209)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

48	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Municipal Bond Fund

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.8%

American International Group, Inc.
4.250% due 05/15/2013	$600	$621
4.950% due 03/20/2012	100	103
5.600% due 10/18/2016	100	104
8.175% due 05/15/2068	200	217
8.250% due 08/15/2018	900	1,054

Total Corporate Bonds & Notes (Cost $1,341)		2,099

MUNICIPAL BONDS & NOTES 95.1%

ALABAMA 2.2%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,339

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	2,954

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.250% due 01/01/2013	600	580

		5,873

ALASKA 0.2%

Alaska State Housing Finance Corp. Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 06/01/2032	540	538

ARIZONA 0.7%

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	2,000	1,958

CALIFORNIA 15.4%

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,521

California State General Obligation Bonds, Series 2008
5.500% due 08/01/2025	3,500	3,643

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	6,445	6,950

California State General Obligation Notes, Series 2010
5.000% due 11/01/2020	1,000	1,071

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,917
5.625% due 07/01/2032	3,200	3,101

California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,000

California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,749

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	551

Garden Grove, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 12/15/2015	35	38

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	$2,890	$2,520
0.000% due 08/01/2016	1,400	1,151

Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	880

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	950
4.800% due 09/01/2017	875	877

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	427

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,006

University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,500	1,618

		40,970

COLORADO 3.3%

Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,395

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	896

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	15	16

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	10	10
6.750% due 04/01/2015	25	25

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,500	6,479

		8,821

DISTRICT OF COLUMBIA 0.2%

District of Columbia Revenue Notes, Series 2009
5.000% due 04/01/2019	400	428

FLORIDA 6.3%

Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,450

Florida State JEA Water & Sewer System Revenue Bonds, (NPFGC Insured), Series 2006
2.215% due 10/01/2020	1,000	884

Florida State JEA Water & Sewer System Revenue Notes, Series 2010
5.000% due 10/01/2017	50	57

Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	2,746

Miami-Dade County, Florida Revenue Bonds, Series 2009
5.500% due 10/01/2036	1,000	955

Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	710

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange County, Florida Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1996
6.250% due 10/01/2011	$290	$297

Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.233% due 10/01/2021	3,500	3,116

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	670	696

		16,911

GEORGIA 0.5%

Columbus, Georgia Medical Center Hospital Authority Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	751

Georgia State Municipal Electric Authority Revenue Bonds, (NPFGC/IBC Insured), Series 1997
6.500% due 01/01/2012	40	42

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	560	584

		1,377

ILLINOIS 13.5%

Chicago, Illinois Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,062

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	594

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	700	565
0.000% due 12/01/2018	800	559

Chicago, Illinois Board of Education General Obligation Bonds, Series 2010
5.000% due 12/01/2020	500	508

Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
5.530% due 01/01/2020	1,290	1,384

Chicago, Illinois Wastewater Revenue Bonds, (NPFGC Insured), Series 1998
0.000% due 01/01/2021	2,000	1,199

Cook County, Illinois East Maine School District No. 63 General Obligation Notes, Series 2010
2.250% due 12/01/2013	110	109

Cook County, Illinois Northfield Township High School District No. 225 General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	131
0.000% due 12/01/2014	255	228
0.000% due 12/01/2015	1,885	1,605

Cook County, Illinois Northfield Township High School District No. 225 General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	124

Cook County, Illinois Ridgeland School District No. 122 General Obligation Bonds, (NPFGC/FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	2,017

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	166

See Accompanying Notes	Annual Report	March 31, 2011	49

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	$3,935	$3,711

Illinois State Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	1,882

Illinois State Revenue Bonds, Series 2009
5.250% due 06/15/2034	2,000	1,900

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,088
5.000% due 06/15/2017	1,000	1,085

Illinois State Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	4,900	4,780

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	782

Lake County, Illinois Grayslake Community High School District No. 127 General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,451

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	3,400	2,215

		36,145

INDIANA 2.0%

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,674

Indiana State Finance Authority Revenue Bonds, Series 2009
5.000% due 02/01/2023	250	270

Indiana State Tri-Creek School Building Corp. Revenue Bonds, (AGM Insured), Series 2007
4.250% due 07/15/2020	1,000	1,002

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	670	712

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	534

Mishawaka, Indiana School Building Corp. Revenue Bonds, (AGM Insured), Series 2006
4.250% due 01/15/2026	1,325	1,273

		5,465

KANSAS 0.5%

Kansas State Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	518

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	522

Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	380	420

		1,460

KENTUCKY 0.2%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	520	522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.8%

Louisiana State St. Tammany Parish Revenue Notes, Series 2010
5.000% due 08/01/2016	$615	$685
5.000% due 08/01/2018	505	552

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	930	851

		2,088

MARYLAND 0.4%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,250	1,032

MASSACHUSETTS 0.3%

Dedham-Westwood, Massachusetts General Obligation Notes, Series 2010
2.000% due 09/01/2017	20	19

Massachusetts State Department of Transportation Revenue Notes, Series 2010
4.000% due 01/01/2017	65	68

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	20	21

Massachusetts State Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
3.104% due 01/01/2017	475	454
3.144% due 01/01/2016	250	244

		806

MICHIGAN 0.8%

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,018

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,335	1,072

		2,090

MINNESOTA 0.2%

Minnesota State Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	500	494

MISSOURI 2.0%

Lee's Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	412

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,938

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,081
5.000% due 11/01/2015	540	564

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	106

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	165	166

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	$1,250	$1,018

		5,285

NEW HAMPSHIRE 0.8%

New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,073
5.000% due 07/01/2017	1,075	1,131

		2,204

NEW JERSEY 3.9%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012	225	223
6.000% due 11/01/2028	2,500	2,154
6.500% due 04/01/2018	645	659
6.500% due 04/01/2031	500	478

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,536

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,000	613
5.000% due 06/01/2041	4,350	2,629

		10,292

NEW MEXICO 1.9%

New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	4,915	4,974

NEW YORK 14.1%

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
2.261% due 09/01/2015	3,000	2,945

Monroe County, New York Industrial Development Corp. Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2017	215	235
5.000% due 08/15/2017	800	878

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,687

New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,133

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.422% due 03/01/2020	3,900	3,084
2.472% due 03/01/2022	4,000	3,060
5.000% due 03/01/2031	4,145	3,752

New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
2.482% due 03/01/2023	4,000	3,000

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2027	11,990	12,568

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,245	1,290

		37,632

50	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 1.1%

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	$1,000	$994

North Carolina State Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,948

North Carolina State Municipal Power Agency No. 1 Revenue Notes, Series 2008
5.250% due 01/01/2017	30	33

		2,975

OHIO 2.8%

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,500	2,593

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	310
5.875% due 06/01/2047	5,600	3,727
6.500% due 06/01/2047	600	439

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	151

Ohio State Higher Educational Facility Commission Revenue Notes, Series 2010
4.000% due 01/15/2013	150	156

		7,376

PENNSYLVANIA 1.7%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	766

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2018	500	542

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
4.000% due 10/01/2023	1,000	924

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	740

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	886

Wilkes-Barre, Pennsylvania Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2015	560	597

		4,455

RHODE ISLAND 0.7%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	1,893

SOUTH CAROLINA 1.0%

Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,510

Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	272

		2,782

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 3.7%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	$4,000	$3,850
5.000% due 02/01/2024	1,400	1,333
5.000% due 02/01/2027	5,000	4,660

		9,843

TEXAS 9.2%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2002
5.650% due 02/15/2035	90	92

Godley, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,128

Houston, Texas Airport Systems Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.000% due 07/01/2025	3,000	2,806

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	961

Houston, Texas Utility System Revenue Notes, Series 2010
5.000% due 11/15/2018	25	28

Houston, Texas Water & Sewer System Revenue Bonds, (AGM Insured), Series 2001
5.500% due 12/01/2017	1,000	1,025

North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,042

North Texas State Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	915

San Antonio, Texas General Obligation Notes, Series 2010
5.000% due 08/01/2019	10	12

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	3,425	3,347

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,596

Texas State Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,003

Texas State Lower Colorado River Authority Revenue Bonds, (NPFGC Insured), Series 2006
4.750% due 05/15/2029	4,150	4,008

Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	838

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,100

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (d)	1,400	1,563

University of North Texas Revenue Notes, Series 2010
4.000% due 04/15/2020	50	52

		24,516

VIRGIN ISLANDS 0.5%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (NPFGC Insured), Series 2001
5.350% due 07/01/2031	$660	$661

WASHINGTON 2.4%

Washington State General Obligation Notes, Series 2009
5.000% due 08/01/2017	15	17

Washington State General Obligation Notes, Series 2010
5.000% due 07/01/2019	15	17

Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	863

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,142

Yakima County, Washington School District No. 208 General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,284

		6,323

WISCONSIN 1.6%

Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	1,680	1,768

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	591

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	190	192
5.350% due 11/01/2022	730	736

Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.700% due 05/01/2012	1,055	1,065

		4,352

Total Municipal Bonds & Notes (Cost $259,950)		253,938

MORTGAGE-BACKED SECURITIES 1.8%

Countrywide Alternative Loan Trust
1.812% due 11/25/2035	2,108	1,306
2.352% due 11/25/2035	2,285	1,416

Residential Accredit Loans, Inc.
0.400% due 02/25/2047	3,807	1,948

Total Mortgage-Backed Securities (Cost $5,282)		4,670

SHORT-TERM INSTRUMENTS 1.5%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 04/01/2011	751	751

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $770. Repurchase proceeds are $751.)

See Accompanying Notes	Annual Report	March 31, 2011	51

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.2%
0.178% due 07/14/2011 - 08/25/2011 (a)(b)	$3,130	$3,129

Total Short-Term Instruments (Cost $3,879)		3,880

Total Investments 99.2% (Cost $270,452)		$264,587

Other Assets and Liabilities (Net) 0.8%		2,260

Net Assets 100.0%		$266,847

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Securities with an aggregate market value of $2,740 have been pledged as collateral as of March 31, 2011 for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(c)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	1.260%	$	5,000	$(220)	$0	$(220)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	2.060%		5,000	(375)	0	(375)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	1.970%		5,000	(371)	0	(371)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	1.819%		5,000	(303)	0	(303)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	1.430%		5,000	(214)	0	(214)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	1.820%		5,000	(266)	0	(266)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	1.900%		5,000	(337)	0	(337)

							$(2,086)	$0	$(2,086)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$	5,000	$(99)	$(100)	$1
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		3,900	(78)	(112)	34
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		4,900	(98)	(111)	13
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		5,800	(115)	(149)	34

						$(390)	$(472)	$82

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	CITI	$	10,700	$(321)	$(182)	$(139)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	MSC		3,400	(102)	54	(156)

							$(423)	$(128)	$(295)

52	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

(d)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,483	$1,563	0.59%

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes Banking & Finance	$0	$2,099	$0	$2,099
Municipal Bonds & Notes
Alabama	0	5,873	0	5,873
Alaska	0	538	0	538
Arizona	0	1,958	0	1,958
California	0	40,970	0	40,970
Colorado	0	8,821	0	8,821
District of Columbia	0	428	0	428
Florida	0	16,911	0	16,911
Georgia	0	1,377	0	1,377
Illinois	0	36,145	0	36,145
Indiana	0	5,465	0	5,465
Kansas	0	1,460	0	1,460
Kentucky	0	522	0	522
Louisiana	0	2,088	0	2,088
Maryland	0	1,032	0	1,032
Massachusetts	0	806	0	806
Michigan	0	2,090	0	2,090
Minnesota	0	494	0	494
Missouri	0	5,285	0	5,285
New Hampshire	0	2,204	0	2,204
New Jersey	0	10,292	0	10,292
New Mexico	0	4,974	0	4,974
New York	0	37,632	0	37,632
North Carolina	0	2,975	0	2,975

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Ohio	$0	$7,376	$0	$7,376
Pennsylvania	0	4,455	0	4,455
Rhode Island	0	1,893	0	1,893
South Carolina	0	2,782	0	2,782
Tennessee	0	9,843	0	9,843
Texas	0	24,516	0	24,516
Virgin Islands	0	1,397	0	1,397
Virginia	0	661	0	661
Washington	0	6,323	0	6,323
Wisconsin	0	4,352	0	4,352
Mortgage-Backed Securities	0	4,670	0	4,670
Short-Term Instruments
Repurchase Agreements	0	751	0	751
U.S. Treasury Bills	0	3,129	0	3,129
	$0	$264,587	$0	$264,587

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$82	$0	$82

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(303)	(1,783)	(2,086)
Interest Rate Contracts	0	(295)	0	(295)
	$0	$(598)	$(1,783)	$(2,381)

Totals	$0	$264,071	$(1,783)	$262,288

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(2,183)	$0	$0	$0	$0	$97	$0	$303	$(1,783)	$17

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Annual Report	March 31, 2011	53

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

March 31, 2011

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$82	$0	$0	$0	$82

Liabilities:
Unrealized depreciation on swap agreements	$0	$2,086	$0	$0	$295	$2,381

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$255	$0	$0	$0	$255

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$179	$0	$0	$(295)	$(116)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(g)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CITI	$(420)	$421	$1
DUB	(78)	0	(78)
GSC	(2,184)	2,320	136
MSC	(217)	0	(217)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

54	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO MuniGO Fund

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 91.0%

CALIFORNIA 29.7%

California State General Obligation Bonds, Series 2004
0.170% due 05/01/2034	$1,000	$1,000
0.210% due 05/01/2034	1,000	1,000

California State General Obligation Bonds, Series 2006
4.500% due 10/01/2036	1,250	1,005

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,100	1,186

California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	250	276

California State William S. Hart Union High School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	100	101

Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	1,000	522

Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	1,000	973
4.500% due 07/01/2024	500	481

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	500	459

Napa Valley, California Unified School District General Obligation Notes, Series 2009
5.500% due 08/01/2018	125	145
5.500% due 08/01/2019	150	172

New Haven, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2019	525	568

Orchard, California School District General Obligation Notes, (AGM Insured), Series 2010
0.000% due 08/01/2018	210	144
0.000% due 08/01/2019	230	145
0.000% due 08/01/2020	250	145

San Bernardino, California Community College District General Obligation Notes, Series 2009
0.000% due 08/01/2016	320	263

San Rafael, California City High School District General Obligation Bonds, (AGM Insured), Series 2002
5.000% due 08/01/2027	325	329

Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	500	196

		9,110

FLORIDA 5.4%

Florida State Board of Education General Obligation Bonds, Series 2005
5.000% due 01/01/2016	220	245

Florida State Board of Education General Obligation Bonds, Series 2008
5.000% due 06/01/2020	500	549

Florida State Board of Education General Obligation Notes, Series 2009
5.000% due 06/01/2018	500	569

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2020	$250	$282

		1,645

GEORGIA 4.0%

Douglasville, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 02/01/2019	590	667

Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	500	569

		1,236

ILLINOIS 8.0%

Chicago, Illinois Board of Education General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 12/01/2019	500	524

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	250	202

Chicago, Illinois Board of Education General Obligation Bonds, Series 2010
5.000% due 12/01/2020	500	508

Chicago, Illinois General Obligation Bonds, Series 2003
0.230% due 01/01/2034	1,000	1,000

Chicago, Illinois General Obligation Bonds, Series 2008
5.250% due 01/01/2021	100	101

Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2017	100	105

		2,440

LOUISIANA 1.7%

Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	508

MASSACHUSETTS 5.4%

Malden, Massachusetts General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 10/15/2020	560	611

Massachusetts State General Obligation Bonds, (NPFGC/IBC Insured), Series 2001
5.500% due 11/01/2019	150	177

Massachusetts State General Obligation Bonds, Series 2002
5.500% due 08/01/2018	250	295

Massachusetts State General Obligation Notes, Series 2010
5.000% due 06/01/2017	500	573

		1,656

MINNESOTA 0.9%

Minnesota State General Obligation Bonds, Series 2006
5.000% due 11/01/2016	250	290

MISSISSIPPI 2.9%

De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	300	339

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mississippi State General Obligation Bonds, Series 2002
5.500% due 12/01/2018	$125	$147

Mississippi State General Obligation Bonds, Series 2008
5.000% due 10/01/2021	375	413

		899

NEVADA 1.7%

Clark County, Nevada School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/15/2021	500	525

NEW YORK 10.2%

New York City, New York General Obligation Bonds, Series 2004
0.180% due 03/01/2034	1,000	1,000

New York City, New York General Obligation Bonds, Series 2008
5.250% due 09/01/2020	150	164

New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	500	544
5.000% due 08/01/2023	800	853

New York City, New York General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	563

		3,124

OHIO 4.2%

Cincinnati, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2020	150	165

Dayton, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2019	500	548

Ohio State General Obligation Bonds, Series 2002
5.500% due 02/01/2020	500	579

		1,292

TEXAS 11.2%

Carroll, Texas Independent School District General Obligation Notes, Series 2009
5.250% due 02/15/2019	500	573

Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	202

Harris County, Texas General Obligation Bonds, Series 2008
5.000% due 10/01/2019	500	586

Houston, Texas General Obligation Bonds, Series 1998
5.500% due 03/01/2017	500	588

Leander, Texas General Obligation Notes, (AGM Insured), Series 2010
4.000% due 08/15/2016	250	273

Pharr San-Juan Alamo, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2007
5.500% due 02/01/2019	100	113

Spring Branch, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/01/2038	250	256

See Accompanying Notes	Annual Report	March 31, 2011	55

Schedule of Investments PIMCO MuniGO Fund (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	$250	$276

Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	500	578

		3,445

WASHINGTON 2.9%

Washington State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	400	445

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	400	444

		889

WISCONSIN 2.8%

Milwaukee, Wisconsin General Obligation Bonds, Series 2001
5.000% due 06/15/2019	500	575

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pleasant Prairie, Wisconsin General Obligation Notes, Series 2009
5.000% due 09/01/2018	$250	$280

		855

Total Municipal Bonds & Notes (Cost $27,903)		27,914

SHORT-TERM INSTRUMENTS 8.2%

REPURCHASE AGREEMENTS 8.2%

State Street Bank and Trust Co.
0.010% due 04/01/2011	2,507	2,507

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $2,560. Repurchase proceeds are $2,507.)

Total Short-Term Instruments (Cost $2,507)		2,507

Total Investments 99.2% (Cost $30,410)		$30,421

Other Assets and Liabilities (Net) 0.8%		247

Net Assets 100.0%		$30,668

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Municipal Bonds & Notes
California	$0	$9,110	$0	$9,110
Florida	0	1,645	0	1,645
Georgia	0	1,236	0	1,236
Illinois	0	2,440	0	2,440
Louisiana	0	508	0	508
Massachusetts	0	1,656	0	1,656
Minnesota	0	290	0	290

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Mississippi	$0	$899	$0	$899
Nevada	0	525	0	525
New York	0	3,124	0	3,124
Ohio	0	1,292	0	1,292
Texas	0	3,445	0	3,445
Washington	0	889	0	889
Wisconsin	0	855	0	855
Short-Term Instruments
Repurchase Agreements	0	2,507	0	2,507
	$0	$30,421	$0	$30,421

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

56	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Bond Fund

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.2%

American International Group, Inc.
4.250% due 05/15/2013	$150	$155
5.600% due 10/18/2016	100	104

SLM Corp.
0.533% due 10/25/2011	50	50

Total Corporate Bonds & Notes (Cost $237)		309

MUNICIPAL BONDS & NOTES 97.8%

CALIFORNIA 0.1%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	245	215

ILLINOIS 0.4%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	900	586

NEW YORK 95.0%

Amherst, New York Development Corp. Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,193

Babylon, New York Industrial Development Agency Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,056

Buffalo, New York Fiscal Stability Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,150

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	80

Erie County, New York General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,054

Erie County, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2004
5.750% due 05/01/2025	1,000	1,042

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,920	1,836

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,507

Liberty, New York Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	901

Long Island, New York Power Authority Revenue Bonds, (AGM Insured), Series 2000
0.000% due 06/01/2013	430	419

Long Island, New York Power Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,031

Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,127

Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,516

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
2.261% due 09/01/2015	500	491

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Monroe County, New York Industrial Development Corp. Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2016	$985	$1,038
5.000% due 02/15/2016	1,335	1,468

Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,225

New Rochelle, New York City School District General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017	1,000	1,144

New York City, New York General Obligation Bonds, (AGM Insured), Series 2005
2.859% due 08/01/2016	2,500	2,474

New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	500	543

New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,857

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,051

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,090
5.000% due 10/01/2019	2,300	2,507

New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	541
5.000% due 08/01/2023	2,200	2,346
5.375% due 04/01/2036	2,660	2,701

New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
5.000% due 02/15/2019	1,000	1,063

New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	538

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	406
5.000% due 01/01/2046	500	402

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.472% due 03/01/2022	1,400	1,071
5.000% due 03/01/2031	750	679

New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
2.482% due 03/01/2023	2,350	1,763

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	230	223

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	723
5.500% due 01/01/2016	1,000	1,087

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
2.302% due 03/01/2016	2,425	2,143

New York City, New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,795

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	1,000	948

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	$1,000	$1,063

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	483
5.250% due 06/15/2040	1,000	1,007

New York City, New York Transitional Finance Authority Revenue Bonds, (AGM Insured), Series 2003
5.250% due 02/01/2014	80	87

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	545

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,669

New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	200	220

New York City, New York Transitional Finance Authority Revenue Notes, Series 2011
3.000% due 11/01/2014	20	21

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,646

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034	2,000	2,011

New York City, New York Trust for Cultural Resources Revenue Notes, Series 2010
5.000% due 10/01/2017	1,000	1,143

New York State Brooklyn Arena Local Development Corp. Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	733

New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,031

New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,032

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	125	130

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 1999
4.750% due 08/15/2022	25	25

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	759

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,091

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	422

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	742

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,134
5.000% due 07/01/2026	500	469

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,049
5.000% due 02/15/2037	2,000	1,861

See Accompanying Notes	Annual Report	March 31, 2011	57

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	$2,500	$2,542
5.000% due 07/01/2038	1,000	961
6.125% due 12/01/2029	500	472
6.250% due 12/01/2037	350	320

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	975
5.500% due 05/01/2037	400	382

New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	494
5.000% due 10/01/2040	250	227
5.500% due 07/01/2040	1,000	986

New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	493

New York State Dormitory Authority Revenue Notes, (AGM Insured), Series 2001
5.000% due 07/01/2011	455	460

New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2002
5.000% due 10/01/2012	500	529

New York State Dormitory Authority Revenue Notes, (NPFGC/FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,023

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,872

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2015	1,000	1,119
5.000% due 12/15/2016	2,000	2,312
5.000% due 07/01/2017	2,000	2,242

New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,109

New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 05/15/2016	350	372
4.000% due 07/01/2016	845	888
4.000% due 10/01/2016	320	330
5.000% due 07/01/2015	1,000	1,115
5.000% due 07/01/2016	1,000	1,087
5.000% due 07/01/2019	1,250	1,321

New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	1,012
5.000% due 06/15/2014	400	420

New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,115

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,373

New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	1,250	1,232

New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,195

New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,012

New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	315	343

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 11/15/2032	$200	$187

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2018	1,000	1,168

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	922

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,429

New York State Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	1,000	1,080

New York State Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	2,967

New York State Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	977

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	536

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,112

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	1,960
4.750% due 01/01/2030	1,000	967

New York State Thruway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 04/01/2014	500	552

New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,028

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,860	2,019

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,489

New York State Urban Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 01/01/2019	2,000	2,223

New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	1,000	1,137

New York State Urban Development Corp. Revenue Notes, Series 2010
4.000% due 01/01/2016	2,000	2,140

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	444

Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,733

Onondaga, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rensselaer, New York Municipal Leasing Corp. Revenue Notes, Series 2009
5.000% due 06/01/2019	$1,000	$1,019

Rockland County, New York Solid Waste Management Authority Revenue Notes, Series 2010
3.250% due 12/15/2016	145	146
4.000% due 12/15/2018	265	269

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	402

St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,594

Suffolk County, New York Industrial Development Agency Revenue Bonds, Series 2000
5.000% due 03/01/2026	1,075	1,024

Tompkins County, New York Industrial Development Agency Revenue Notes, Series 2008
5.000% due 07/01/2017	500	567

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	515

Yonkers, New York Industrial Development Agency Revenue Bonds, Series 2001
5.000% due 06/01/2015	575	617

		144,436

PUERTO RICO 1.8%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
2.192% due 07/01/2020	750	630

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	260

Puerto Rico Electric Power Authority Revenue Bonds, (SGI Insured), Series 2002
5.375% due 07/01/2016	305	333

Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,310

Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	208

		2,741

VIRGIN ISLANDS 0.5%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	233

Virgin Islands Public Finance Authority Revenue Notes, Series 2010
5.000% due 10/01/2016	500	536

		769

Total Municipal Bonds & Notes (Cost $146,428)		148,747

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.010% due 04/01/2011	1,580	1,580

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,615. Repurchase proceeds are $1,580.)

58	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.137% due 09/15/2011 (a)	$310	$310

Total Short-Term Instruments (Cost $1,890)		1,890

Total Investments 99.2% (Cost $148,555)		$150,946

Other Assets and Liabilities (Net) 0.8%		1,159

Net Assets 100.0%		$152,105

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $310 have been pledged as collateral as of March 31, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(b)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
New York State General Obligation Bonds, Series 2005	CITI	1.300%	03/20/2016	1.085%	$	12,000	$126	$0	$126

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$	2,800	$(56)	$(56)	$0
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		2,100	(42)	(61)	19
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		2,700	(53)	(61)	8
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		3,200	(64)	(82)	18

						$(215)	$(260)	$45

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	BOA	$	1,700	$(50)	$(15)	$(35)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	CITI		6,400	(192)	(109)	(83)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	MSC		3,600	(108)	58	(166)

							$(350)	$(66)	$(284)

See Accompanying Notes	Annual Report	March 31, 2011	59

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

March 31, 2011

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$309	$0	$309
Municipal Bonds & Notes
California	0	215	0	215
Illinois	0	586	0	586
New York	0	144,436	0	144,436
Puerto Rico	0	2,741	0	2,741
Virgin Islands	0	769	0	769
Short-Term Instruments
Repurchase Agreements	0	1,580	0	1,580

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
U.S. Treasury Bills	$0	$310	$0	$310
	$0	$150,946	$0	$150,946

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$171	$0	$171

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$(284)	$0	$(284)

Totals	$0	$150,833	$0	$150,833

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(d)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$171	$0	$0	$0	$171

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$0	$0	$284	$284

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$8	$0	$0	$0	$8

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$171	$0	$0	$(284)	$(113)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(e)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(50)	$0	$(50)
CITI	(122)	310	188
DUB	(42)	0	(42)
GSC	(53)	0	(53)
MSC	(172)	0	(172)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

60	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments PIMCO Short Duration Municipal Income Fund

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.3%

BANKING & FINANCE 0.3%

American International Group, Inc.
4.250% due 05/15/2013	$300	$310

General Electric Capital Corp.
0.474% due 07/27/2012	450	450

SLM Corp.
0.533% due 10/25/2011	125	124

Total Corporate Bonds & Notes (Cost $784)		884

MUNICIPAL BONDS & NOTES 92.6%

ALABAMA 0.6%

Cullman County, Alabama Health Care Authority Revenue Notes, Series 2009
5.000% due 02/01/2012	1,245	1,258

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.250% due 01/01/2013	700	677

		1,935

ALASKA 0.3%

Alaska State Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	250	260

North Slope, Alaska General Obligation Notes, Series 2009
5.000% due 06/30/2012	750	791

		1,051

ARIZONA 1.4%

Arizona State Development Authority Infrastructure Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2011	2,195	2,221
5.000% due 08/01/2012	2,305	2,420

Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2012	225	232

		4,873

ARKANSAS 0.5%

University of Arkansas Revenue Notes, Series 2009
3.000% due 11/01/2012	200	207

University of Arkansas Revenue Notes, Series 2010
3.000% due 12/01/2012	1,295	1,338

		1,545

CALIFORNIA 11.7%

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.240% due 10/01/2026	360	360

California State Educational Facilities Authority Revenue Notes, Series 2010
1.060% due 10/01/2015	950	953

California State General Obligation Bonds, Series 2004
0.170% due 05/01/2034	2,145	2,145

California State General Obligation Notes, Series 2007
5.000% due 11/01/2013	1,010	1,093

California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	$750	$798

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,600	1,624

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.170% due 11/01/2026	1,000	1,000

California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.160% due 08/15/2036	2,000	2,000

California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,224

Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2012	790	791

Fresno, California Revenue Notes, Series 2010
0.750% due 06/01/2011	775	775

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	10	11
6.250% due 06/01/2033	2,945	3,180

Irvine, California Special Assessment Bonds, Series 1994
0.240% due 09/02/2020	384	384

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.260% due 07/01/2031	200	200

Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.500% due 05/15/2012	2,980	3,067

Los Angeles, California Department of Water & Power Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 07/01/2011	10	10

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,296

Pasadena, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	1,465	1,477

San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,400	1,441

San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	3,000	3,205

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	499

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,077

Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
3.000% due 08/01/2011	150	151

South Placer County, California Wastewater Authority Revenue Notes, Series 2011
1.060% due 11/01/2014 (a)	3,400	3,400

Southern California State Metropolitan Water District Revenue Bonds, Series 1999
0.240% due 07/01/2027	300	300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	$575	$576

University of California Regents Medical Center Revenue Bonds, Series 2007
0.210% due 05/15/2032	555	555

University of California Regents Medical Center Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,109

Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,867

		39,096

COLORADO 2.5%

Colorado Springs, Colorado School District No. 11 Facilities Corp. Certificates of Participation Notes, Series 2009
3.000% due 12/01/2011	550	557

Colorado State Certificates of Participation Notes, Series 2010
3.000% due 03/01/2012	510	520

Colorado State Educational & Cultural Facilities Authority Revenue Notes, Series 2010
2.000% due 09/01/2011	320	322
2.000% due 09/01/2012	1,385	1,402
5.000% due 09/01/2013	2,145	2,308

Colorado State Health Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	300	319

Colorado State Health Facilities Authority Revenue Notes, (AGM Insured), Series 2003
4.000% due 05/15/2011	945	947

Denver, Colorado Health & Hospital Authority Revenue Notes, Series 2010
4.000% due 12/01/2011	430	435
4.000% due 12/01/2012	425	434

El Paso County, Colorado Revenue Notes, Series 2010
5.000% due 02/01/2013	1,200	1,287

		8,531

CONNECTICUT 0.3%

Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	690

University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	150	161

		851

DISTRICT OF COLUMBIA 0.0%

District of Columbia Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 01/01/2013	150	158

FLORIDA 7.6%

Collier County, Florida Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	90	91

Escambia County, Florida Health Facilities Authority Revenue Notes, Series 2010
3.500% due 08/15/2012	1,000	1,005

Escambia County, Florida Revenue Bond, Series 2009
2.000% due 04/01/2039	5,000	5,032

See Accompanying Notes	Annual Report	March 31, 2011	61

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
2.010% due 06/01/2013	$3,000	$3,002

Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,080

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	1,000	1,050

Florida State JEA Water & Sewer System Revenue Bonds, Series 2002
5.250% due 10/01/2013	1,320	1,349

Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.240% due 10/01/2034	547	547

Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
1.450% due 10/01/2036	1,860	1,860

Florida State JEA Water & Sewer System Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,638

Lakeland, Florida Revenue Notes, Series 2009
1.010% due 10/01/2012	4,300	4,305

Manatee County, Florida School District Certificates of Participation Notes, (AGM Insured), Series 2008
4.500% due 07/01/2011	1,000	1,008

Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,098

Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,092

Sarasota County, Florida School Board Certificates of Participation Notes, Series 2010
2.000% due 07/01/2012	1,080	1,092

		25,249

GEORGIA 2.8%

Atlanta, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2012	1,450	1,547

Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,522

DeKalb County, Georgia Hospital Authority Revenue Notes, Series 2010
3.500% due 09/01/2012	15	15
3.500% due 09/01/2013	35	35
4.000% due 09/01/2014	40	40

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,325	1,360

Monroe County, Georgia Development Authority Revenue Bonds, Series 1995
4.500% due 07/01/2025	1,750	1,750

Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	2,989

		9,258

HAWAII 0.1%

Hawaii State Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 8.4%

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2015	$2,500	$2,135

Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
0.230% due 03/01/2031	400	400

Chicago, Illinois Board of Education General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	322
0.230% due 01/01/2034	4,000	4,000

Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2005
5.000% due 01/01/2015	200	212

Chicago, Illinois International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	400	415

Illinois State Facilities Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	483

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,048

Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	1,900	1,931
4.000% due 08/15/2012	1,410	1,468
5.000% due 05/01/2011	500	501

Illinois State General Obligation Notes, Series 2010
2.000% due 01/01/2012	1,000	1,001

Illinois State Railsplitter Tobacco Settlement Authority Revenue Notes, Series 2010
3.000% due 06/01/2012	5,000	5,050
4.000% due 06/01/2013	2,250	2,317

Illinois State Revenue Notes, Series 2009
5.000% due 06/15/2011	1,500	1,511

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,088

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	926

Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Notes, (AGM Insured), Series 2003
0.000% due 10/01/2012	2,000	1,944

Lake County, Illinois Waukegan Community Unit School District No. 60 General Obligation Notes, Series 2010
2.000% due 12/01/2011	250	251

Melrose Park, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	107

Rockford, Illinois Park District General Obligation Notes, Series 2010
2.000% due 12/15/2012	185	187
2.000% due 12/30/2012	150	152

University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013	525	546

		27,995

INDIANA 1.3%

Boone County, Indiana Hospital Association Revenue Notes, Series 2010
3.000% due 07/15/2012	370	380
4.000% due 01/15/2013	450	471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indiana State Finance Authority Revenue Notes, Series 2010
2.000% due 10/01/2011	$300	$301
2.000% due 10/01/2012	455	461
3.000% due 07/01/2012	125	127
3.000% due 10/01/2013	640	659

Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	460

Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2010
2.000% due 01/15/2013	1,000	1,022

Vincennes, Indiana University Revenue Notes, Series 2010
3.000% due 06/01/2011	250	251
3.000% due 06/01/2012	200	205

Zionsville, Indiana Community Schools Building Corp. Revenue Notes, Series 2009
3.000% due 07/10/2012	150	153

		4,490

IOWA 0.5%

Iowa State University Revenue Notes, Series 2009
3.000% due 01/01/2013	1,775	1,785

KANSAS 0.4%

Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	546

Kansas State Development Finance Authority Revenue Notes, Series 2009
3.000% due 11/15/2011	450	455

Kansas State Development Finance Authority Revenue Notes, Series 2010
2.000% due 11/01/2012	200	203

		1,204

KENTUCKY 0.3%

Kentucky State Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,103

LOUISIANA 1.5%

East Baton Rouge, Louisiana Sewerage Commission Revenue Notes, Series 2010
3.000% due 02/01/2012	500	509

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	3,380	3,605

Louisiana State Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	859

		4,973

MAINE 0.7%

Maine State Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	955	980
3.000% due 07/01/2013	1,395	1,437

		2,417

MARYLAND 0.9%

University of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,017

62	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 4.4%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
1.285% due 07/01/2020	$1,505	$1,383

Massachusetts State General Obligation Bonds, (AGM Insured), Series 2006
2.512% due 11/01/2019	1,500	1,396

Massachusetts State General Obligation Bonds, (NPFGC/IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,549

Massachusetts State General Obligation Notes, Series 2004
5.000% due 08/01/2012	1,430	1,514

Massachusetts State General Obligation Notes, Series 2010
4.000% due 06/01/2013	2,000	2,135

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.200% due 11/01/2030	2,100	2,114

Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 07/01/2012	1,000	1,013
5.000% due 07/01/2012	500	515

Massachusetts State Port Authority Revenue Notes, Series 2010
4.000% due 07/01/2013	85	90

Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	278

Massachusetts State Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
3.144% due 01/01/2016	2,700	2,636

		14,623

MICHIGAN 2.1%

Clintondale, Michigan Community Schools General Obligation Notes, (NPFGC/FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	963

Hamilton, Michigan Community School District General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	650	700

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	1,455	1,492

Michigan State Municipal Bond Authority Revenue Notes, (Q-SBLF Insured), Series 2009
5.000% due 05/01/2011	1,625	1,629

Michigan State Municipal Bond Authority Revenue Notes, Series 2009
5.000% due 05/01/2011	1,120	1,123

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	590	474

Royal Oak, Michigan Hospital Finance Authority Revenue Notes, Series 2009
4.000% due 08/01/2013	500	513

		6,894

MINNESOTA 2.0%

Dilworth, Minnesota Dilworth-Glyndon-Felton Independent School District No. 2164 General Obligation Notes, Series 2007
4.000% due 02/01/2013	215	228

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Revenue Notes, Series 2010
2.000% due 08/15/2011	$300	$301

Minnesota State Agricultural & Economic Development Board Revenue Notes, (AGC Insured), Series 2008
4.000% due 02/15/2012	500	512

Minnesota State Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	200	201
3.000% due 10/01/2013	750	752
4.000% due 03/01/2013	205	210
4.000% due 03/01/2014	210	216

Minnesota State Housing Finance Agency Revenue Notes, Series 2009
2.000% due 08/01/2012	425	432

Minnesota State Municipal Power Agency Revenue Notes, Series 2005
4.500% due 10/01/2011	500	508

Nobles County, Minnesota General Obligation Notes, Series 2009
3.000% due 08/01/2012	2,500	2,580

St. Paul, Minnesota Housing & Redevelopment Authority Revenue Notes, Series 2010
3.000% due 02/01/2012	750	758

		6,698

MISSISSIPPI 0.3%

De Soto County, Mississippi General Obligation Notes, Series 2009
3.000% due 11/01/2012	250	258

Mississippi State Development Bank Special Obligation Revenue Notes, (AGC Insured), Series 2009
3.000% due 07/01/2011	700	703

		961

MISSOURI 0.9%

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 11/15/2011	1,000	1,018
4.000% due 11/15/2012	1,750	1,824

		2,842

MONTANA 0.0%

Yellowstone County, Montana Revenue Notes, Series 2009
3.000% due 09/01/2012	70	72

NEBRASKA 0.2%

Nebraska State Public Power District Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 01/01/2012	500	516

NEVADA 0.1%

Clark County, Nevada School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/15/2013	250	269

NEW JERSEY 1.0%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,322

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	$550	$557

New Jersey State Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	1,465	1,627

		3,506

NEW YORK 14.5%

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
2.261% due 09/01/2015	5,000	4,909

Nassau County, New York General Obligation Notes, Series 2009
4.000% due 06/01/2011	1,000	1,004

New York City, New York General Obligation Bonds, Series 1993
0.180% due 08/01/2019	900	900
0.180% due 08/01/2021	1,375	1,375

New York City, New York General Obligation Bonds, Series 2004
0.180% due 03/01/2034	1,580	1,580

New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	3,000	3,103

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.422% due 03/01/2020	1,500	1,186
2.472% due 03/01/2022	8,000	6,119

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
0.170% due 06/15/2043	5,125	5,125

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.230% due 11/01/2022	3,700	3,700
5.500% due 11/01/2026	100	103

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,213

New York City, New York Transitional Finance Authority Revenue Notes, Series 2006
5.000% due 07/15/2011	300	304

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.240% due 12/01/2035	3,000	3,000

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	844

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,514

New York State Dormitory Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	2,010	2,055
3.500% due 10/01/2013	150	154
3.750% due 10/01/2014	295	306
5.000% due 07/01/2013	1,100	1,187

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.000% due 06/01/2012	3,000	3,152

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	1,000	1,051

See Accompanying Notes	Annual Report	March 31, 2011	63

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	$1,000	$1,107

Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.210% due 12/01/2037	350	350

Westchester County, New York Healthcare Corp. Revenue Notes, Series 2010
5.000% due 11/01/2012	2,000	2,068

		48,409

NORTH CAROLINA 1.4%

Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	323

Durham County, North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2013	1,085	1,121

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2009
3.000% due 01/01/2013	1,040	1,069

North Carolina State Medical Care Commission Revenue Notes, Series 2010
3.000% due 10/01/2012	600	617
4.000% due 06/01/2012	500	516

Raleigh-Durham, North Carolina Airport Authority Revenue Notes, Series 2010
3.000% due 05/01/2013	1,000	1,029

		4,675

OHIO 3.4%

Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2012	1,000	1,050
5.000% due 09/01/2013	1,000	1,076

Bowling Green State University Revenue Notes, Series 2010
2.000% due 06/01/2012	750	756
3.000% due 06/01/2014	500	512

Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	691

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,012

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,867

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2009
5.000% due 02/15/2017	500	537

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	681

Ohio State Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,186

Ohio State University of Cincinnati Revenue Notes, Series 2009
2.000% due 06/01/2011	1,000	1,002
2.000% due 06/01/2012	1,010	1,023

Ohio State University of Cincinnati Revenue Notes, Series 2010
3.000% due 06/01/2012	50	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State University Revenue Notes, (AGM Insured), Series 2010
2.000% due 01/01/2012	$25	$25

		11,469

OREGON 0.5%

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	811
5.000% due 10/01/2012	435	460

Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013	500	528

		1,799

PENNSYLVANIA 6.5%

Adams County, Pennsylvania Industrial Development Authority Revenue Notes, Series 2010
5.000% due 08/15/2012	750	788

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.310% due 05/15/2038	2,000	2,005

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	500	501
5.000% due 05/15/2014	1,000	1,093

Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
3.000% due 10/01/2047	500	504

Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2012	925	944
3.000% due 05/15/2013	1,200	1,234

Dauphin County, Pennsylvania General Obligation Notes, Series 2009
3.000% due 11/15/2011	200	203

Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	395	434

Delaware County, Pennsylvania Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	350	351

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 05/01/2012	670	699

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 06/15/2013	800	830

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	222
4.000% due 07/01/2013	535	546

Pennsylvania State Public School Building Authority Revenue Notes, (AGM Insured), Series 2008
3.000% due 02/15/2013	45	46

Pennsylvania State Turnpike Commission Revenue Notes, Series 2009
0.770% due 12/01/2011	5,000	5,004

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	558

Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	2,000	2,109
5.000% due 06/15/2014	945	1,025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority Revenue Notes, (AGM Insured), Series 2010
4.000% due 02/01/2012	$475	$487

South Fork, Pennsylvania Municipal Authority Revenue Notes, Series 2010
3.000% due 07/01/2011	1,005	1,003
5.000% due 07/01/2012	1,055	1,068

		21,654

TENNESSEE 1.0%

Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	750	808

Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,528

		3,336

TEXAS 6.0%

Arlington, Texas Revenue Notes, Series 2010
4.000% due 06/01/2013	1,000	1,060

Austin, Texas Electrical Utilities System Revenue Notes, Series 2010
2.000% due 11/15/2012	1,000	1,014

Brazosport, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2004
4.000% due 02/15/2013	150	159

Clifton, Texas Higher Education Finance Corp. Revenue Notes, Series 2010
2.900% due 12/01/2012	455	453
3.200% due 12/01/2013	600	591

Comal, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2006
4.000% due 02/01/2013	100	106

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 12/01/2011	335	347

Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Notes, Series 2009
4.000% due 11/01/2011	2,000	2,037
4.000% due 11/01/2012	1,000	1,047
5.000% due 11/01/2013	900	974

Deaf Smith County, Texas Hospital District General Obligation Notes, Series 2010
4.000% due 03/01/2013	425	432

Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	502

Houston, Texas Airport Systems Revenue Notes, (NPFGC/FGIC Insured), Series 2007
4.000% due 07/01/2013	250	260

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,098

Laredo, Texas Community College District Revenue Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	160	163
3.000% due 08/01/2013	175	178

Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	850

64	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northside, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.500% due 08/01/2040	$1,500	$1,512

South San Antonio, Texas independent School District General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	385	422

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, (AGC Insured), Series 2009
5.000% due 09/01/2012	2,010	2,091

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2010
3.000% due 08/15/2012	135	138

Texas State General Obligation Notes, Series 2008
5.000% due 10/01/2011	2,000	2,046

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	411

		19,891

VERMONT 0.4%

University of Vermont & State Agricultural College Revenue Notes, Series 2010
3.000% due 10/01/2011	550	556
4.000% due 10/01/2012	600	626

		1,182

VIRGIN ISLANDS 0.1%

Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2012	340	350

VIRGINIA 1.2%

Loudoun County, Virginia General Obligation Notes, Series 2009
4.000% due 07/01/2014	15	16

Portsmouth, Virginia General Obligation Notes, (AGM Insured), Series 2003
5.000% due 07/01/2013	1,030	1,121

Roanoke, Virginia Economic Development Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	20	21
5.000% due 07/01/2013	1,000	1,065

Virginia State Housing Development Authority Revenue Notes, Series 2010
0.700% due 10/01/2012	205	204
0.950% due 10/01/2013	340	338

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia State Public Building Authority Revenue Notes, Series 2009
5.000% due 08/01/2011	$1,000	$1,015

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	375	382

		4,162

WASHINGTON 2.7%

Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	572

Everett, Washington Water & Sewer Revenue Notes, (NPFGC Insured), Series 2003
4.500% due 07/01/2011	1,495	1,509

King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	1,000	1,034

Olympia, Washington Revenue Notes, Series 2010
2.000% due 11/01/2012	15	15

Snohomish County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
3.000% due 12/01/2014	45	47

Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2014	25	28

Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	500	519

Washington State Port of Seattle Revenue Notes, Series 2010
3.000% due 06/01/2012	2,000	2,054
4.000% due 06/01/2013	2,000	2,112

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.500% due 06/01/2012	1,000	1,029

		8,919

WEST VIRGINIA 0.4%

West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,461

WISCONSIN 1.3%

Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	1,520	1,536

Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,625

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin State Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	$140	$140

Wisconsin State Revenue Notes, Series 2009
4.000% due 07/01/2012	1,000	1,043

		4,344

WYOMING 0.4%

Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	1,155	1,203

Total Municipal Bonds & Notes (Cost $311,014)		309,263

MORTGAGE-BACKED SECURITIES 0.8%

Countrywide Alternative Loan Trust
1.812% due 11/25/2035	1,300	805
2.352% due 11/25/2035	1,476	915

Residential Accredit Loans, Inc.
0.400% due 02/25/2047	1,821	932

Total Mortgage-Backed Securities (Cost $3,001)		2,652

SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 5.3%

State Street Bank and Trust Co.
0.010% due 04/01/2011	17,765	17,765

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $18,124. Repurchase proceeds are $17,765.)

SHORT-TERM NOTES 1.0%

Delaware County, Pennsylvania Authority Revenue Notes, Series 2010
3.000% due 10/01/2011	400	401

Texas State Revenue Notes, Series 2010
2.000% due 08/31/2011	3,000	3,021

		3,422

U.S. TREASURY BILLS 0.6%
0.139% due 07/14/2011- 09/15/2011 (b)(c)	1,960	1,959

Total Short-Term Instruments (Cost $23,147)		23,146

Total Investments 100.6% (Cost $337,946)		$335,945

Other Assets and Liabilities (Net) (0.6%)		(2,018)

Net Assets 100.0%		$333,927

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average yield.
(c)	Securities with an aggregate market value of $350 have been pledged as collateral as of March 31, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	GSC	1.835%	03/20/2016	1.649%	$	2,600	$24	$0	$24

See Accompanying Notes	Annual Report	March 31, 2011	65

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	$	6,100	$(122)	$(123)	$1
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		4,700	(93)	(135)	42
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		6,000	(120)	(136)	16
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		7,100	(141)	(182)	41

						$(476)	$(576)	$100

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Receive	3-Month USD-LIBOR	3.500%	06/20/2017	CITI	$	69,500	$(132)	$(431)	$299

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$884	$0	$884
Municipal Bonds & Notes
Alabama	0	1,935	0	1,935
Alaska	0	1,051	0	1,051
Arizona	0	4,873	0	4,873
Arkansas	0	1,545	0	1,545
California	0	39,096	0	39,096
Colorado	0	8,531	0	8,531
Connecticut	0	851	0	851
District of Columbia	0	158	0	158
Florida	0	25,249	0	25,249
Georgia	0	9,258	0	9,258
Hawaii	0	497	0	497
Illinois	0	27,995	0	27,995
Indiana	0	4,490	0	4,490
Iowa	0	1,785	0	1,785
Kansas	0	1,204	0	1,204
Kentucky	0	1,103	0	1,103
Louisiana	0	4,973	0	4,973
Maine	0	2,417	0	2,417
Maryland	0	3,017	0	3,017
Massachusetts	0	14,623	0	14,623
Michigan	0	6,894	0	6,894
Minnesota	0	6,698	0	6,698
Mississippi	0	961	0	961
Missouri	0	2,842	0	2,842
Montana	0	72	0	72
Nebraska	0	516	0	516

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Nevada	$0	$269	$0	$269
New Jersey	0	3,506	0	3,506
New York	0	48,409	0	48,409
North Carolina	0	4,675	0	4,675
Ohio	0	11,469	0	11,469
Oregon	0	1,799	0	1,799
Pennsylvania	0	21,654	0	21,654
Tennessee	0	3,336	0	3,336
Texas	0	19,891	0	19,891
Vermont	0	1,182	0	1,182
Virgin Islands	0	350	0	350
Virginia	0	4,162	0	4,162
Washington	0	8,919	0	8,919
West Virginia	0	1,461	0	1,461
Wisconsin	0	4,344	0	4,344
Wyoming	0	1,203	0	1,203
Mortgage-Backed Securities	0	2,652	0	2,652
Short-Term Instruments
Repurchase Agreements	0	17,765	0	17,765
Short-Term Notes	0	3,422	0	3,422
U.S. Treasury Bills	0	1,959	0	1,959
	$0	$335,945	$0	$335,945

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	124	0	124
Interest Rate Contracts	0	299	0	299
	$0	$423	$0	$423

Totals	$0	$336,368	$0	$336,368

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

66	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2011

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$124	$0	$0	$299	$423

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$0	$15	$0	$0	$(41)	$(26)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$0	$124	$0	$0	$299	$423

(1)	See note 5 in the Notes to Financial Statements for additional information.

(g)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CITI	$(254)	$350	$96
DUB	(93)	0	(93)
GSC	(96)	0	(96)
MSC	(141)	0	(141)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Annual Report	March 31, 2011	67

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, A, B, and C shares of seven funds (the “Funds”) offered by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from

68	PIMCO Funds	Municipal Bond Funds

March 31, 2011

their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as options contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

(b) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral

Annual Report	March 31, 2011	69

Notes to Financial Statements  (Cont.)

must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2011 are disclosed in the Notes to the Schedules of Investments.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the United States Government. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to

70	PIMCO Funds	Municipal Bond Funds

March 31, 2011

the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2011 for which a Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Annual Report	March 31, 2011	71

Notes to Financial Statements  (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedules of Investments.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D (1)		A, B and C Classes
PIMCO California Intermediate Municipal Bond Fund	0.225%		0.22%	0.32%	N/A	0.55%		0.30%
PIMCO California Short Duration Municipal Income Fund	0.18%		0.15%	0.25%	N/A	0.55%		0.30%
PIMCO High Yield Municipal Bond Fund	0.30	%(2)	0.25%	0.35%	N/A	0.55%	(4)	0.30%	(3)
PIMCO Municipal Bond Fund	0.20%		0.24%	0.34%	0.24%	0.55%		0.30%
PIMCO MuniGO Fund	0.20%		0.20%	0.30%	N/A	0.55%		0.30%
PIMCO New York Municipal Bond Fund	0.225%		0.22%	0.32%	N/A	0.55%		0.30%
PIMCO Short Duration Municipal Income Fund	0.18%		0.15%	0.25%	0.15%	0.55%		0.30%

(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	PIMCO has contractually agreed, through July 31, 2011, to waive 0.01% of the Investment Advisory Fee to 0.29%.
(3)	PIMCO has contractually agreed, through July 31, 2011, to waive 0.05% of the Supervisory and Administrative Fee to 0.25%.
(4)	PIMCO has contractually agreed, through July 31, 2011, to waive 0.05% of the Supervisory and Administrative Fee to 0.50%.

(c) Distribution and Servicing Fees  Effective February 14, 2011, PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributors was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2011.

Pursuant to the Distribution and Servicing Plans adopted by the A, B and C Classes of the Trust, the Trust compensates the Distributors or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A,

B and C Classes. The Trust paid the Distributors distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.30%	0.25%
PIMCO Municipal Bond and PIMCO MuniGO Funds	0.50%	0.25%
All other Funds	0.75%	0.25%

72	PIMCO Funds	Municipal Bond Funds

March 31, 2011

The Distributors also receive the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2011, the Distributors received $27,197,430 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO MuniGO Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class P	Class D	Class A	Class C
PIMCO MuniGO Fund	0.40%	0.50%	0.75%	0.75%	1.25%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at March 31, 2011, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO MuniGO Fund	$72

Effective January 1, 2011, each unaffiliated Trustee will receive an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

Prior to January 1, 2011, each unaffiliated Trustee received an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2011, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$5,845	$2,710
PIMCO California Short Duration Municipal Income Fund	8,819	7,427
PIMCO High Yield Municipal Bond Fund	14,070	8,843
PIMCO Municipal Bond Fund	15,725	46,368
PIMCO MuniGO Fund	203	1,766
PIMCO New York Municipal Bond Fund	4,340	9,246
PIMCO Short Duration Municipal Income Fund	18,015	6,024

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Annual Report	March 31, 2011	73

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2011, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$34,822	$20,195
PIMCO California Short Duration Municipal Income Fund	0	452	200,555	210,394
PIMCO High Yield Municipal Bond Fund	0	700	62,711	94,445
PIMCO Municipal Bond Fund	0	1,506	77,907	221,893
PIMCO MuniGO Fund	0	0	20,682	26,129
PIMCO New York Municipal Bond Fund	0	300	41,858	54,691
PIMCO Short Duration Municipal Income Fund	0	800	218,695	253,363

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund
	Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,323	$21,959	1,696	$15,592	5,730	$58,100	9,012	$90,964	5,488	$44,227	5,559	$42,371
Class P	294	2,778	192	1,743	3,258	33,114	3,242	32,812	1,037	8,367	463	3,438
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	613	5,786	456	4,169	297	3,011	612	6,169	2,212	17,629	5,893	44,759
Class A	1,759	16,701	1,394	12,883	18,640	189,447	15,289	154,504	4,152	33,708	5,873	44,431
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	617	5,868	45	417	209	2,120	73	737	1,532	12,479	2,530	19,281
Issued as reinvestment of distributions
Institutional Class	182	1,723	244	2,236	145	1,477	185	1,861	509	4,115	598	4,594
Class P	1	10	0	0	7	74	1	5	2	20	0	1
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	16	154	13	120	8	80	11	112	136	1,101	130	1,001
Class A	95	898	99	915	177	1,793	97	976	396	3,200	406	3,118
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	5	51	0	2	1	12	0	0	142	1,146	136	1,044
Cost of shares redeemed
Institutional Class	(2,473)	(23,380)	(4,511)	(41,245)	(8,462)	(85,753)	(7,598)	(76,641)	(7,519)	(60,569)	(6,555)	(50,895)
Class P	(66)	(619)	(27)	(255)	(2,508)	(25,432)	(1,226)	(12,437)	(591)	(4,700)	(76)	(591)
Administrative Class	0	0	(1)	(7)	0	0	0	0	0	0	0	0
Class D	(565)	(5,338)	(265)	(2,458)	(496)	(5,033)	(255)	(2,576)	(3,112)	(25,058)	(4,355)	(34,437)
Class A	(1,339)	(12,670)	(2,603)	(23,881)	(16,640)	(168,672)	(4,405)	(44,561)	(5,635)	(45,354)	(3,295)	(25,288)
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	(41)	(386)	0	0	(42)	(424)	(10)	(97)	(2,105)	(16,913)	(923)	(7,119)
Net increase (decrease) resulting from Fund share transactions	1,421	$13,535	(3,268)	$(29,769)	324	$3,914	15,028	$151,828	(3,356)	$(26,602)	6,384	$45,708

74	PIMCO Funds	Municipal Bond Funds

March 31, 2011

	PIMCO Municipal Bond Fund				PIMCO MuniGO Fund				PIMCO New York Municipal Bond Fund
	Year Ended 03/31/2011		Year Ended 03/31/2010		Year Ended 03/31/2011		Period from 07/01/2009 to 03/31/2010		Year Ended 03/31/2011		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	5,075	$45,714	5,228	$44,840	631	$6,579	3,638	$36,827	2,285	$24,827	2,971	$31,557
Class P	462	4,103	333	2,802	45	450	1	10	218	2,291	0	0
Administrative Class	87	760	23	197	0	0	0	0	0	0	0	0
Class D	648	5,756	2,167	18,567	294	3,077	205	2,089	773	8,405	1,287	13,694
Class A	4,026	36,185	6,009	51,436	432	4,560	654	6,697	970	10,592	1,658	17,649
Class B	38	346	63	536	0	0	0	0	0	0	0	0
Class C	1,246	11,196	1,926	16,498	152	1,607	146	1,505	266	2,935	92	991
Issued as reinvestment of distributions
Institutional Class	630	5,646	1,044	8,959	26	275	17	171	312	3,399	316	3,358
Class P	7	57	1	12	0	2	0	0	1	12	0	0
Administrative Class	4	32	3	24	0	0	0	0	0	0	0	0
Class D	64	577	89	769	7	75	1	17	84	920	84	890
Class A	371	3,321	378	3,263	18	187	4	44	87	947	67	713
Class B	14	125	28	243	0	0	0	0	0	0	0	0
Class C	149	1,328	158	1,358	5	47	1	7	5	55	0	4
Cost of shares redeemed
Institutional Class	(17,667)	(157,883)	(19,034)	(159,801)	(1,218)	(12,563)	(1,239)	(12,735)	(3,443)	(37,019)	(2,115)	(22,564)
Class P	(351)	(3,170)	(89)	(777)	(1)	(15)	0	0	(25)	(273)	0	0
Administrative Class	(77)	(678)	(22)	(190)	0	0	0	0	0	0	0	0
Class D	(1,443)	(12,781)	(2,688)	(23,375)	(252)	(2,662)	(61)	(622)	(1,198)	(12,968)	(1,066)	(11,344)
Class A	(6,377)	(56,639)	(4,145)	(35,744)	(299)	(3,074)	(59)	(602)	(1,544)	(16,645)	(526)	(5,591)
Class B	(798)	(7,161)	(677)	(5,849)	0	0	0	0	0	0	0	0
Class C	(2,113)	(18,721)	(1,632)	(14,171)	(121)	(1,261)	(3)	(29)	(72)	(766)	(1)	(17)
Net increase (decrease) resulting from Fund share transactions	(16,005)	$(141,887)	(10,837)	$(90,403)	(281)	$(2,716)	3,305	$33,379	(1,281)	$(13,288)	2,767	$29,340

Annual Report	March 31, 2011	75

Notes to Financial Statements  (Cont.)

	PIMCO Short Duration Municipal Income Fund
	Year Ended 03/31/2011		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	13,760	$117,870	12,664	$107,293
Class P	1,355	11,612	1,181	9,985
Administrative Class	171	1,468	169	1,431
Class D	669	5,730	1,018	8,624
Class A	10,313	88,390	20,167	171,072
Class B	0	0	0	0
Class C	991	8,500	1,516	12,830
Issued as reinvestment of distributions
Institutional Class	299	2,562	138	1,167
Class P	6	49	3	23
Administrative Class	6	49	11	94
Class D	10	83	11	95
Class A	203	1,739	184	1,556
Class B	0	0	0	0
Class C	16	139	18	153
Cost of shares redeemed
Institutional Class	(7,849)	(67,222)	(6,753)	(56,951)
Class P	(784)	(6,721)	(400)	(3,398)
Administrative Class	(232)	(1,987)	(417)	(3,544)
Class D	(1,033)	(8,857)	(2,636)	(22,176)
Class A	(18,297)	(156,860)	(8,914)	(75,577)
Class B	0	0	0	0
Class C	(1,291)	(11,058)	(941)	(7,983)
Net increase (decrease) resulting from Fund share transactions	(1,687)	$(14,514)	17,019	$144,694

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any litigation or arbitration proceedings and is not aware of any litigation or claim pending or threatened by or against it. However, PIMCO is a defendant in the following litigation matters unrelated to its management of the Trust.

In Kohen v. PIMCO and PIMCO Funds, plaintiffs challenged certain trades by PIMCO in the June 2005 10 year futures contract. PIMCO’s position is that all such trades were properly designed to secure best execution for its clients. The parties resolved this matter through settlement, which resolves all of the claims against PIMCO and PIMCO Funds. In settling this matter, PIMCO and PIMCO Funds deny any liability. This settlement is purely private in nature and not a regulatory matter.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of March 31, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2007-2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

76	PIMCO Funds	Municipal Bond Funds

March 31, 2011

As of March 31, 2011, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
California Intermediate Municipal Bond Fund	$233	$120	$0	$(50)	$(44)	$(13,880)	$(205)
California Short Duration Municipal Income Fund	0	40	0	1,593	(55)	(410)	(149)
High Yield Municipal Bond Fund	0	415	0	(29,177)	(230)	(28,440)	(1,046)
MuniGO Fund	25	0	0	10	(24)	0	(5)
Municipal Bond Fund	333	1,229	0	(8,262)	(205)	(75,025)	(5,419)
New York Municipal Bond Fund	0	0	0	2,256	(40)	(3,931)	(387)
Short Duration Municipal Income Fund	21	166	0	(1,598)	(42)	(54,456)	(31)

(1)	Adjusted for open wash sale loss deferrals and differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2010 through March 31, 2011 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2011, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2012	2013	2014	2015	2016	2017	2018	2019
California Intermediate Municipal Bond Fund	$1,829	$1,547	$1,180	$229	$1,476	$311	$6,912	$396
California Short Duration Municipal Income Fund	0	0	0	0	0	5	324	81
High Yield Municipal Bond Fund	0	0	0	0	3,645	6,087	17,767	941
Municipal Bond Fund	419	570	1,180	0	0	1,607	68,427	2,822
New York Municipal Bond Fund	0	0	0	0	0	0	3,155	776
Short Duration Municipal Income Fund	2,228	4,137	1,739	0	0	8,426	37,870	56

As of March 31, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
California Intermediate Municipal Bond Fund	$98,193	$2,142	$(2,151)	$(9)
California Short Duration Municipal Income Fund	283,156	2,135	(876)	1,259
High Yield Municipal Bond Fund	239,909	4,929	(32,763)	(27,834)
MuniGO Fund	30,410	306	(295)	11
Municipal Bond Fund	270,452	4,802	(10,667)	(5,865)
New York Municipal Bond Fund	148,555	4,718	(2,327)	2,391
Short Duration Municipal Income Fund	337,946	1,807	(3,808)	(2,001)

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

For the fiscal years ended March 31, 2011 and March 31, 2010, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2011				March 31, 2010
	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
California Intermediate Municipal Bond Fund	$3,093	$247	$0	$0	$3,596	$240	$0	$0
California Short Duration Municipal Income Fund	4,049	93	0	0	3,354	121	0	0
High Yield Municipal Bond Fund	11,904	621	0	0	11,574	665	0	0
MuniGO Fund	845	225	0	0	561	0	0	0
Municipal Bond Fund	13,118	1,245	0	0	16,330	1,618	0	0
New York Municipal Bond Fund	5,792	242	0	0	5,345	332	0	0
Short Duration Municipal Income Fund	4,900	372	0	0	3,295	546	0	48

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

Annual Report	March 31, 2011	77

Notes to Financial Statements  (Cont.)

March 31, 2011

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

78	PIMCO Funds	Municipal Bond Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class, Class P, Administrative Class, Class D, Class A, Class B and Class C Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights for the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B and Class C shares present fairly, in all material respects, the financial position of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO MuniGO Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (seven series of PIMCO Funds, hereafter referred to as the “Funds”) at March 31, 2011 and the results of each of their operations, the changes in each of their net assets and the financial highlights of the Funds for the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 20, 2011

Annual Report	March 31, 2011	79

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America	DUB	Deutsche Bank AG	MSC	Morgan Stanley
CITI	Citigroup, Inc.	GSC	Goldman Sachs & Co.

Index Abbreviations:
MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration	ICR	Insured Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	PSF	Public School Fund
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CR	Custodial Receipts	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	VA	Department of Veterans Affairs

Other Abbreviations:
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	M-S-R	Mechanical Systems Review

80	PIMCO Funds	Municipal Bond Funds

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2011) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2011 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2011 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2011 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2011 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
California Intermediate Municipal Bond Fund	1.01%	1.01%	$0	$0
California Short Duration Municipal Income Fund	0.16%	0.16%	0	0
High Yield Municipal Bond Fund	0.40%	0.40%	0	0
MuniGO Fund	0.00%	0.00%	0	224
Municipal Bond Fund	0.00%	0.00%	0	0
New York Municipal Bond Fund	0.00%	0.00%	0	0
Short Duration Municipal Income Fund	0.00%	0.00%	0	0

Exempt Interest Dividends. For the benefit of shareholders of the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, MuniGO, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income Funds, this is to inform you that for the fiscal year ended March 31, 2011, 100.00%, 98.17%, 97.65%, 100.00%, 100.00%, 95.99%, and 92.96%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. For the year ended March 31, 2010, 99.98%, 96.50%, 96.26%, 99.99%, 97.54%, 94.15%, and 86.22%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2012, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2011.

Annual Report	March 31, 2011	81

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call the Trust at 1-866-746-2602 or visit our website at www.pimco.com/investments.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director and member of Executive Committee, PIMCO.	149	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust; Chairman and Trustee, PIMCO Equity Series; Chairman and Trustee, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors and Executive Committee, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC (1992-present); Formerly, Chairman and Director, PCM Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to present	Managing Director, Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Global Investors.	145	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to present	Private Investor.	149	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	04/1987 to 02/1993 and 02/1995 to present	Private Investor.	149	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT; Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to present	Private Investor and Business Advisor (primarily to manufacturing companies).	145	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust Director, Ameron International (manufacturing). Formerly Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	145	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (1938) Trustee	07/1993 to 02/1995 and 08/1995 to present	Private Investor.	145	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

82	PIMCO Funds	Municipal Bond Funds

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (1959) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO.

William H. Gross (1944) Senior Vice President	04/1987 to present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (1962) Vice President-Senior Counsel, Secretary	05/2005 to present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (1970) Vice President	05/2008 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (1957) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Audrey L. Cheng (1975) Assistant Secretary	11/2010 to present	Vice President and Attorney, PIMCO. Formerly, Associate, Morrison & Foerster LLP.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Annual Report	March 31, 2011	83

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

84	PIMCO Funds	Municipal Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3003AR_033111

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period, the Code was amended to reflect a change in the principal underwriter of the series of the Registrant. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a)	The Board of Trustees has determined that J. Michael Hagan, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Hagan is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a) Fiscal Year Ended	Audit Fees
March 31, 2011	$3,725,169
March 31, 2010	$3,301,073

(b) Fiscal Year Ended	Audit-Related Fees (1)
March 31, 2011	$10,750
March 31, 2010	$10,750

(c) Fiscal Year Ended	Tax Fees (2)
March 31, 2011	$—
March 31, 2010	$—

(d) Fiscal Year Ended	All Other Fees (3)
March 31, 2011	$—
March 31, 2010	$—

“Audit Fees” represents fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) Includes aggregate fees billed for review of the registrant’s semi-annual reports to shareholders related to fair value securities held by the Trust.

(2) There were no “Tax Fees” for the last two fiscal years.

(3) There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1)	The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f)	Not applicable.

g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	March 31, 2011	March 31, 2010
PIMCO Funds	$10,750	$10,750
Pacific Investment Management Company LLC (“PIMCO”)	$2,517,149	$1,745,946
Allianz Global Investors Fund Management LLC	$829,650	$686,930
Allianz Global Investors of America L.P.	$2,776,625	$1,927,354

Totals	$6,134,174	$4,370,980

h)	The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant’s which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

William J. Popejoy;

Ronald C. Parker

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Total Return Fund

March 31, 2011

Complete Schedule of Investments

Schedule of Investments  PIMCO Total Return Fund

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

American General Finance Corp.
7.250% due 04/21/2015		$355,250	$356,249

Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		10,000	9,992

CIT Group, Inc.
6.250% due 08/11/2015		194,580	197,515

CommScope, Inc.
5.000% due 01/14/2018		11,000	11,089

Ford Motor Co.
3.010% due 12/15/2013		272,231	272,421

Fresenius Medical Care Capital Trust
1.682% due 03/31/2013		2	2

Georgia-Pacific Corp.
2.310% due 12/21/2012		7,500	7,506

HCA, Inc.
1.557% due 11/17/2012		100,900	100,401
2.557% due 11/14/2013		62,000	61,801

Intelsat Ltd.
5.250% due 04/02/2018		25,000	25,197

International Lease Finance Corp.
6.750% due 03/17/2015		40,000	40,293
7.000% due 03/17/2016		41,146	41,469

Kabel Deutschland Holding AG
4.948% due 12/20/2016	EUR	11,000	15,693

Nalco Co.
4.500% due 10/05/2017		$5,000	5,051

Reynolds Group Holdings
4.250% due 02/09/2018		1,500	1,509

Rovi Corp.
4.000% due 02/07/2018		6,000	6,049

Sensata Technologies BV
2.033% due 04/27/2013		13	13
2.054% due 04/27/2013		4,798	4,766

SunGard Data Systems, Inc.
3.743% due 02/28/2014		3,500	3,481

Syniverse Holdings, Inc.
5.250% due 12/31/2017		6,982	7,046

Texas Competitive Electric Holdings Co. LLC
3.746% due 10/10/2014		445	375
3.759% due 10/10/2014		28,236	23,823
3.803% due 10/10/2014		2,630	2,220

Transdigm Group, Inc.
4.000% due 02/14/2017		11,970	12,077

TXU Technology
3.746% due 10/10/2014		702	592

UCI International, Inc.
5.500% due 07/26/2017		4,988	5,023

Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.309% due 12/13/2011		45,000	44,644

US Airways Group, Inc.
2.752% due 03/23/2014		26,600	24,332

Vodafone Group PLC
6.875% due 08/11/2015		143,911	145,350

Yell Group
3.996% due 07/31/2014		26,534	11,100

Total Bank Loan Obligations (Cost $1,442,611)			1,437,079

CORPORATE BONDS & NOTES 32.3%

BANKING & FINANCE 25.2%

21st Century Insurance Group
5.900% due 12/15/2013		160	171

Abbey National Capital Trust I
8.963% due 12/29/2049		10,000	10,976

Abbey National Sterling Capital PLC
11.500% due 01/04/2017	GBP	200	393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		$15,000	$14,475

Ace INA Holdings, Inc.
5.700% due 02/15/2017		50	55
5.875% due 06/15/2014		3,400	3,774

Aflac, Inc.
6.900% due 12/17/2039		31,000	32,626

AIG Life Holdings U.S., Inc.
6.625% due 02/15/2029		56,950	57,591
7.500% due 07/15/2025		15,080	16,249

AIG SunAmerica Global Financing X
6.900% due 03/15/2032		19,896	21,833

Allstate Corp.
5.000% due 08/15/2014		70	76
6.125% due 12/15/2032		150	156
6.125% due 05/15/2067		5,200	5,278
6.500% due 05/15/2067		8,000	8,170

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		167,200	180,369

Ally Credit Canada Ltd.
6.000% due 05/23/2012	EUR	27,165	39,403

Ally Financial, Inc.
0.000% due 12/01/2012		$13,000	12,221
2.510% due 12/01/2014		10,300	10,005
3.512% due 02/11/2014		386,906	388,162
4.500% due 02/11/2014		7,000	7,018
5.250% due 01/15/2014		61	59
5.375% due 06/06/2011		145,488	146,761
5.375% due 06/06/2011	EUR	59,035	85,170
5.700% due 10/15/2013		$15	15
5.700% due 12/15/2013		312	304
5.850% due 05/15/2013		60	59
5.850% due 06/15/2013		80	78
5.900% due 12/15/2013		194	190
5.900% due 01/15/2019		491	434
5.900% due 02/15/2019		474	421
5.900% due 10/15/2019		86	75
6.000% due 04/01/2011		29,420	29,449
6.000% due 12/15/2011		132,732	136,054
6.000% due 05/23/2012		23,418	24,179
6.000% due 11/15/2013		239	235
6.000% due 12/15/2013		111	108
6.000% due 02/15/2019		5,288	4,722
6.000% due 03/15/2019		15,116	13,429
6.000% due 04/15/2019		3,454	3,068
6.000% due 09/15/2019		569	500
6.050% due 08/15/2019		1,404	1,240
6.050% due 10/15/2019		1,662	1,467
6.100% due 11/15/2013		124	122
6.100% due 09/15/2019		722	640
6.125% due 10/15/2019		306	272
6.150% due 09/15/2013		50	49
6.150% due 11/15/2013		25	25
6.150% due 12/15/2013		35	35
6.150% due 08/15/2019		2,022	1,796
6.150% due 09/15/2019		785	697
6.150% due 10/15/2019		1,736	1,543
6.200% due 11/15/2013		154	152
6.200% due 04/15/2019		2,980	2,684
6.250% due 07/15/2013		230	228
6.250% due 10/15/2013		111	110
6.250% due 11/15/2013		170	168
6.250% due 02/15/2016		280	264
6.250% due 12/01/2017		7,100	7,242
6.250% due 12/15/2018		320	287
6.250% due 01/15/2019		409	368

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.250% due 04/15/2019	$2,697	$	2,434
6.250% due 05/15/2019	1,161		1,048
6.250% due 07/15/2019	1,686		1,511
6.300% due 03/15/2013	20		20
6.300% due 10/15/2013	160		159
6.300% due 11/15/2013	135		134
6.300% due 03/15/2016	1,195		1,126
6.300% due 08/15/2019	512		459
6.350% due 02/15/2016	75		72
6.350% due 04/15/2016	234		219
6.350% due 10/15/2016	60		56
6.350% due 04/15/2019	1,184		1,077
6.350% due 07/15/2019	1,520		1,371
6.375% due 01/15/2014	120		119
6.400% due 03/15/2013	50		50
6.400% due 03/15/2016	50		47
6.400% due 12/15/2018	96		88
6.400% due 11/15/2019	2,403		2,174
6.500% due 02/15/2013	105		104
6.500% due 03/15/2013	117		116
6.500% due 04/15/2013	190		189
6.500% due 05/15/2013	228		226
6.500% due 06/15/2013	20		20
6.500% due 08/15/2013	50		50
6.500% due 11/15/2013	388		386
6.500% due 02/15/2016	15		14
6.500% due 03/15/2016	167		159
6.500% due 09/15/2016	436		410
6.500% due 10/15/2016	751		706
6.500% due 06/15/2018	2,860		2,645
6.500% due 12/15/2018	802		735
6.500% due 05/15/2019	1,377		1,265
6.500% due 01/15/2020	42		38
6.550% due 10/15/2016	450		424
6.550% due 12/15/2019	105		96
6.600% due 08/15/2016	5,162		4,874
6.600% due 05/15/2018	100		93
6.600% due 06/15/2019	346		317
6.625% due 05/15/2012	137,800		142,859
6.650% due 02/15/2013	46		46
6.650% due 04/15/2016	109		104
6.650% due 06/15/2018	67		63
6.650% due 10/15/2018	517		479
6.700% due 05/15/2014	55		55
6.700% due 06/15/2014	263		261
6.700% due 08/15/2016	125		119
6.700% due 06/15/2018	2,828		2,648
6.700% due 11/15/2018	154		143
6.700% due 06/15/2019	582		537
6.700% due 12/15/2019	60		55
6.750% due 09/15/2012	1,490		1,475
6.750% due 10/15/2012	1,102		1,093
6.750% due 04/15/2013	73		73
6.750% due 06/15/2014	95		95
6.750% due 12/01/2014	111,734		117,454
6.750% due 07/15/2016	226		218
6.750% due 08/15/2016	1,683		1,600
6.750% due 09/15/2016	534		508
6.750% due 11/15/2016	105		100
6.750% due 03/15/2018	363		342
6.750% due 07/15/2018	421		394
6.750% due 09/15/2018	223		207
6.750% due 10/15/2018	256		239
6.750% due 11/15/2018	488		453
6.750% due 05/15/2019	2,291		2,118
6.750% due 06/15/2019	682		631
6.800% due 04/15/2013	20		20

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.800% due 09/15/2016	$10	$10
6.800% due 09/15/2018	172	160
6.800% due 10/15/2018	445	416
6.850% due 04/15/2016	200	193
6.850% due 05/15/2016	60	57
6.850% due 07/15/2016	50	48
6.850% due 05/15/2018	201	190
6.875% due 09/15/2011	337,962	345,144
6.875% due 08/28/2012	333,875	351,687
6.875% due 10/15/2012	987	981
6.875% due 08/15/2016	1,712	1,637
6.875% due 07/15/2018	40	38
6.900% due 06/15/2017	540	516
6.900% due 07/15/2018	870	822
6.900% due 08/15/2018	278	262
6.950% due 06/15/2017	100	96
7.000% due 02/01/2012	67,317	69,589
7.000% due 02/01/2012 (l)	98,805	101,949
7.000% due 10/15/2012	892	888
7.000% due 12/15/2012	856	849
7.000% due 01/15/2013	947	947
7.000% due 08/15/2013	97	97
7.000% due 05/15/2016	269	259
7.000% due 08/15/2016	64	62
7.000% due 11/15/2016	377	363
7.000% due 12/15/2016	215	207
7.000% due 02/15/2017	75	72
7.000% due 06/15/2017	721	692
7.000% due 07/15/2017	764	733
7.000% due 02/15/2018	1,781	1,702
7.000% due 03/15/2018	384	367
7.000% due 05/15/2018	316	302
7.000% due 08/15/2018	95	90
7.000% due 09/15/2018	130	123
7.000% due 02/15/2021	191	181
7.000% due 09/15/2021	376	355
7.000% due 11/15/2024	11,557	10,827
7.050% due 03/15/2018	1,225	1,173
7.050% due 04/15/2018	533	510
7.100% due 09/15/2012	1,800	1,802
7.100% due 01/15/2013	255	255
7.125% due 08/15/2012	9,553	9,526
7.125% due 12/15/2012	304	302
7.125% due 10/15/2017	713	688
7.150% due 11/15/2012	264	263
7.150% due 06/15/2016	297	288
7.150% due 09/15/2018	353	336
7.150% due 03/15/2025	90	84
7.200% due 10/15/2017	685	664
7.250% due 08/15/2012	5,893	5,884
7.250% due 06/15/2016	375	365
7.250% due 09/15/2017	10,086	9,807
7.250% due 01/15/2018	912	884
7.250% due 04/15/2018	2,723	2,632
7.250% due 08/15/2018	5,418	5,200
7.250% due 09/15/2018	261	250
7.250% due 01/15/2025	2,346	2,239
7.250% due 02/15/2025	297	283
7.250% due 03/15/2025	210	196
7.300% due 12/15/2017	102	99
7.300% due 01/15/2018	2,600	2,525
7.350% due 04/15/2018	2,093	2,034
7.375% due 11/15/2016	5,047	4,938
7.375% due 04/15/2018	328	319
7.400% due 12/15/2017	2,217	2,164
7.500% due 10/15/2012	145	146
7.500% due 12/31/2013	116,315	126,347

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 05/15/2016		$555	$545
7.500% due 11/15/2016		8,510	8,378
7.500% due 08/15/2017		752	740
7.500% due 11/15/2017		997	980
7.500% due 12/15/2017		2,450	2,403
7.500% due 09/15/2020		253,800	271,883
7.500% due 03/15/2025		50	48
7.625% due 11/15/2012		151	151
7.750% due 10/15/2012		123	123
7.750% due 10/15/2017		133	132
8.000% due 10/15/2017		117	117
8.000% due 11/15/2017		144	144
8.000% due 03/15/2020		20,000	21,825
8.000% due 11/01/2031		71,670	79,792
8.125% due 11/15/2017		196	197
8.250% due 03/15/2017		40	40
8.300% due 02/12/2015		191,945	210,900
9.000% due 07/15/2015		276	277
9.000% due 07/15/2020		154	155

American Express Bank FSB
0.378% due 05/29/2012		17,325	17,287
0.406% due 06/12/2012		34,783	34,693
0.556% due 06/12/2017		10,000	9,539
5.500% due 04/16/2013		270,840	290,458
6.000% due 09/13/2017		330,700	366,434

American Express Centurion Bank
0.406% due 06/12/2012		1,300	1,297
5.550% due 10/17/2012		12,800	13,562
6.000% due 09/13/2017		309,600	344,908

American Express Co.
5.250% due 09/12/2011		1,100	1,122
5.500% due 09/12/2016		335	365
6.150% due 08/28/2017		55,475	62,082
6.800% due 09/01/2066		7,489	7,695
7.000% due 03/19/2018		346,814	405,223
7.250% due 05/20/2014		12,500	14,216
8.125% due 05/20/2019		500	624
8.150% due 03/19/2038		90	121

American Express Credit Corp.
0.368% due 02/24/2012		3,000	2,996
0.414% due 06/16/2011		41,317	41,327
5.125% due 08/25/2014		62,900	67,839
5.375% due 10/01/2014	GBP	250	420
5.875% due 05/02/2013		$162,610	175,553
6.625% due 09/24/2012	GBP	100	169
7.300% due 08/20/2013		$115	129

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		51,700	51,624
5.250% due 11/21/2011		44,909	46,170

American General Capital II
8.500% due 07/01/2030		81,500	89,650

American General Institutional Capital A
7.570% due 12/01/2045		20,000	20,550

American Honda Finance Corp.
1.059% due 06/20/2011		25,000	25,034

American International Group, Inc.
0.000% due 10/15/2037		200,000	28,123
0.000% due 01/18/2047		135,329	12,623
0.409% due 03/20/2012		107,300	106,424
0.413% due 10/18/2011		98,950	98,527
0.439% due 10/22/2012	JPY	5,000,000	58,474
1.179% due 04/26/2011	EUR	20,750	29,431
1.184% due 07/19/2013		16,600	22,189
1.400% due 04/03/2012	JPY	5,600,000	66,792
1.490% due 12/21/2011		11,900,000	142,148
2.500% due 03/23/2012	SEK	54,000	8,437
2.750% due 12/21/2016	CHF	13,820	13,948

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.875% due 06/20/2011	CHF	20,000	$	21,992
2.875% due 04/16/2015		56,335		58,727
3.375% due 06/29/2017		23,320		23,718
3.750% due 11/30/2013		$139,700		142,489
4.000% due 09/20/2011	EUR	92,200		131,369
4.250% due 05/15/2013		$191,851		198,460
4.375% due 04/26/2016	EUR	14,650		20,119
4.500% due 12/20/2017 (p)	HKD	500,000		62,032
4.875% due 03/15/2067	EUR	85,800		101,836
4.900% due 06/02/2014	CAD	71,086		74,213
4.950% due 03/20/2012		$178,430		183,897
5.000% due 06/26/2017	EUR	23,250		32,143
5.000% due 04/26/2023	GBP	26,500		36,795
5.050% due 10/01/2015		$148,011		153,048
5.375% due 10/18/2011		136,830		139,053
5.450% due 05/18/2017		270,310		277,785
5.600% due 10/18/2016		123,771		128,837
5.750% due 03/15/2067	GBP	50,000		69,382
5.850% due 01/16/2018		$321,717		335,748
6.250% due 05/01/2036		236,615		235,355
6.250% due 03/15/2087		136,921		125,967
6.400% due 12/15/2020		51,600		55,108
7.980% due 06/15/2017	MXN	177,485		12,940
8.000% due 05/22/2068	EUR	117,250		166,997
8.175% due 05/15/2068		$915,616		992,299
8.250% due 08/15/2018		752,405		881,661
8.625% due 05/22/2068	GBP	238,650		401,027

Amsouth Bank
5.200% due 04/01/2015		$5,000		4,954

Anadarko Finance Co.
7.500% due 05/01/2031		400		443

ANZ National International Ltd.
6.200% due 07/19/2013		231,250		252,229

ASB Finance Ltd.
1.144% due 02/13/2012	EUR	700		991

Asian Development Bank
4.500% due 09/04/2012		$160		169

ASIF Global Financing XIX
4.900% due 01/17/2013		10,493		11,018

ASIF II
5.125% due 01/28/2013	GBP	11,482		18,860

ASIF III Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479		25,407

Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		$114,700		114,720
4.750% due 12/07/2018	GBP	300		489

AXA S.A.
6.463% due 12/29/2049		$800		706

BAC Capital Trust VI
5.625% due 03/08/2035		7,200		6,301

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	72,050		89,580

BAC Capital Trust XI
6.625% due 05/23/2036		$90		89

BAC Capital Trust XIV
5.630% due 09/29/2049		345		268

BAC Capital Trust XV
1.110% due 06/01/2056		10		7

Banco del Estado de Chile
4.125% due 10/07/2020		38,000		35,591

Banco do Brasil S.A.
4.500% due 01/22/2015		32,500		34,011
4.500% due 01/20/2016	EUR	50,000		70,257
6.000% due 01/22/2020		$11,500		12,132

Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000		4,910

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$24,500	$24,836

Banco Santander Brasil S.A.
2.409% due 03/18/2014		486,400	488,135
4.250% due 01/14/2016		244,300	244,911
4.500% due 04/06/2015		40,400	41,253

Banco Santander Chile
1.903% due 01/19/2016		169,700	169,234

Bank of America Corp.
0.563% due 10/14/2016		45,000	42,076
0.643% due 08/15/2016		82,800	77,079
0.810% due 09/11/2012		2,300	2,297
1.237% due 02/05/2014	EUR	21,550	29,741
1.325% due 09/12/2013		5,000	6,955
1.723% due 01/30/2014		$5,000	5,086
3.125% due 06/15/2012		220	227
4.000% due 03/28/2018	EUR	9,700	13,043
4.750% due 08/15/2013		$500	526
4.750% due 05/23/2017	EUR	11,000	14,876
4.750% due 05/06/2019		9,182	12,452
4.875% due 09/15/2012		$10,250	10,736
4.875% due 01/15/2013		5,310	5,582
5.125% due 11/15/2014		125	133
5.200% due 03/15/2018		100	97
5.250% due 12/01/2015		275	288
5.250% due 11/09/2016	GBP	100	159
5.302% due 02/14/2017	AUD	11,000	10,139
5.375% due 08/15/2011		$2,000	2,034
5.375% due 09/11/2012		250	263
5.500% due 12/04/2019	GBP	500	801
5.625% due 10/14/2016		$185	197
5.625% due 07/01/2020		300	308
5.650% due 05/01/2018		77,390	80,859
5.750% due 12/01/2017		87,940	92,646
6.000% due 09/01/2017		234,105	250,924
6.125% due 09/15/2021	GBP	200	331
6.250% due 04/15/2012		$125	132
6.500% due 08/01/2016		27,155	30,039
7.000% due 06/15/2016	EUR	8,250	12,844
7.250% due 10/15/2025		$200	210
7.375% due 05/15/2014		137,775	155,571
7.625% due 06/01/2019		17,490	20,263
7.800% due 09/15/2016		2,000	2,263

Bank of America Institutional Capital A
8.070% due 12/31/2026		4,400	4,532

Bank of America N.A.
0.590% due 06/15/2016		120,960	112,820
5.300% due 03/15/2017		500	513
6.000% due 10/15/2036		70,100	68,357
6.100% due 06/15/2017		5,850	6,222

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,700	126,013

Bank of Montreal
2.850% due 06/09/2015		134,500	135,634

Bank of New York Mellon Corp.
4.500% due 04/01/2013		500	533
6.375% due 04/01/2012		200	211

Bank of Nova Scotia
1.450% due 07/26/2013		3,000	3,006
1.650% due 10/29/2015		163,300	156,625
2.250% due 01/22/2013		48,000	48,999

Bank of Scotland PLC
5.250% due 02/21/2017		100	103
5.500% due 06/15/2012		12,000	12,729
5.625% due 05/23/2013	EUR	3,900	5,715
7.281% due 05/29/2049	GBP	50	69
7.286% due 05/29/2049		50	75

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank One Capital III
8.750% due 09/01/2030		$325	$401

Bank One Corp.
4.900% due 04/30/2015		20,000	21,103
5.900% due 11/15/2011		12,500	12,903
7.750% due 07/15/2025		200	233

BankAmerica Capital II
8.000% due 12/15/2026		10	10

Barclays Bank PLC
0.484% due 03/23/2017		1,900	1,849
2.375% due 01/13/2014		43,400	43,640
2.500% due 01/23/2013		65,000	66,128
5.000% due 09/22/2016		900	954
5.200% due 07/10/2014		4,400	4,755
5.250% due 05/27/2014	EUR	50	74
5.450% due 09/12/2012		$135,450	143,650
5.750% due 08/17/2021	GBP	750	1,219
6.000% due 01/23/2018	EUR	900	1,289
6.050% due 12/04/2017		$271,836	283,191
6.369% due 06/29/2049	GBP	3,500	5,053
6.750% due 05/22/2019		$700	791
6.860% due 09/29/2049		6,410	6,057
7.434% due 09/29/2049		90,125	90,576
8.550% due 09/29/2049		1,300	1,302
10.179% due 06/12/2021		489,977	624,775
14.000% due 11/29/2049	GBP	337,508	709,273

Barnett Capital III
0.929% due 02/01/2027		$2,000	1,546

BB&T Corp.
4.750% due 10/01/2012		145	152
6.500% due 08/01/2011		500	510

BBVA Bancomer S.A.
4.500% due 03/10/2016		96,500	97,064
6.500% due 03/10/2021		191,600	190,071

Bear Stearns Cos. LLC
0.612% due 02/23/2012		1,000	997
0.702% due 11/21/2016		13,706	13,522
1.331% due 07/27/2012	EUR	24,000	33,973
1.540% due 11/30/2011	JPY	2,000,000	24,196
5.300% due 10/30/2015		$21,200	22,834
5.350% due 02/01/2012		905	941
5.500% due 08/15/2011		10,325	10,517
5.550% due 01/22/2017		1,355	1,439
6.400% due 10/02/2017		237,429	266,722
6.950% due 08/10/2012		565,980	609,304
7.250% due 02/01/2018		222,065	258,687

BellSouth Capital Funding Corp.
7.875% due 02/15/2030		20	24

BFC Finance Corp.
7.375% due 12/01/2017		825	943

BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	16,942

BNP Paribas
0.509% due 12/09/2016		10,000	9,853
3.600% due 02/23/2016		100,000	100,103
5.000% due 01/15/2021		187,800	189,628
5.186% due 06/29/2049		3,950	3,822
5.954% due 07/29/2049	GBP	450	677
7.195% due 06/29/2049		$25,500	24,735

BNY Mellon N.A.
4.750% due 12/15/2014		50	54

BNZ International Funding Ltd.
2.625% due 06/05/2012		10,000	10,238

Boeing Capital Corp.
5.800% due 01/15/2013		80	87

BPCE S.A.
2.060% due 02/07/2014		58,400	58,884

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 10/04/2013		$59,900	$59,898
6.117% due 10/29/2049	EUR	300	379

C5 Capital SPV Ltd.
6.196% due 12/31/2049		15,000	11,345

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$29,500	23,084

Caelus Re Ltd.
6.560% due 06/07/2011		25,000	24,984

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		89,000	90,550

Capital One Bank USA N.A.
6.500% due 06/13/2013		55	60
8.800% due 07/15/2019		115,000	144,641

Capital One Capital V
10.250% due 08/15/2039		10,225	11,158

Capital One Capital VI
8.875% due 05/15/2040		42,550	45,156

Capital One Financial Corp.
5.700% due 09/15/2011		7,000	7,156
6.150% due 09/01/2016		8,462	9,264
6.250% due 11/15/2013		193	212
6.750% due 09/15/2017		260,575	299,726
7.375% due 05/23/2014		13,012	14,933

Caterpillar Financial Services Corp.
4.850% due 12/07/2012		300	320
5.450% due 04/15/2018		25	28
6.160% due 06/29/2012	AUD	39,500	40,863

CBA Capital Trust II
6.024% due 03/29/2049		7,465	7,333

Chambers Descendants Trust
12.000% due 08/15/2018 (p)		103,584	102,904

Charter One Bank N.A.
6.375% due 05/15/2012		6,350	6,588

Chubb Corp.
6.375% due 03/29/2067		6,000	6,345
6.500% due 05/15/2038		10,000	11,254

CIT Group, Inc.
5.250% due 04/01/2014		62,300	62,682
7.000% due 05/01/2013		41,643	42,528
7.000% due 05/01/2014		67,811	69,252
7.000% due 05/01/2015		37,111	37,528
7.000% due 05/01/2016		31,518	31,636
7.000% due 05/01/2017		44,618	44,786

Citicorp
7.250% due 10/15/2011		12,413	12,814

CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,755

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	1,256

Citigroup Capital XXI
8.300% due 12/21/2077		$483,837	505,610

Citigroup Funding, Inc.
1.875% due 10/22/2012		24,200	24,653
1.875% due 11/15/2012		30,000	30,563

Citigroup Global Markets Holdings, Inc.
1.294% due 05/13/2035	EUR	20,000	14,980

Citigroup, Inc.
0.404% due 05/18/2011		$25,000	25,001
0.434% due 03/16/2012		85,174	84,963
0.434% due 03/07/2014		21,000	20,554
0.580% due 06/09/2016		144,000	135,710
0.590% due 11/05/2014		1,265	1,234
0.905% due 08/10/2011	GBP	17,261	27,583
1.095% due 01/12/2012	EUR	40,000	56,448
1.164% due 02/15/2013		$200,300	201,003
1.238% due 03/05/2014	EUR	20,000	27,471
1.357% due 06/28/2013		10,600	14,731

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

`		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.753% due 01/13/2014		$404,000	$410,714
2.013% due 05/15/2018		1,750	1,754
2.312% due 08/13/2013		206,180	212,385
3.625% due 11/30/2017	EUR	1,650	2,204
4.250% due 02/25/2030		60,000	70,220
4.587% due 12/15/2015		$82,000	84,739
4.750% due 05/19/2015		360	377
4.750% due 05/31/2017	EUR	11,500	15,646
4.750% due 02/10/2019		25,975	35,219
4.875% due 05/07/2015		$46,805	48,244
5.000% due 09/15/2014		77,515	80,929
5.000% due 08/02/2019	EUR	100	139
5.125% due 05/05/2014		$70	75
5.125% due 12/12/2018	GBP	450	683
5.300% due 10/17/2012		$269,311	284,125
5.500% due 08/27/2012		181,717	191,440
5.500% due 04/11/2013		742,570	794,486
5.500% due 10/15/2014		81	87
5.500% due 02/15/2017		5,625	5,844
5.625% due 08/27/2012		20,917	21,986
5.850% due 07/02/2013		75,279	81,138
5.850% due 12/11/2034		3,600	3,541
5.875% due 07/01/2024	GBP	10,150	14,968
5.875% due 02/22/2033		$75	71
5.875% due 05/29/2037		2,240	2,193
6.000% due 02/21/2012		3,500	3,657
6.000% due 12/13/2013		9,508	10,337
6.000% due 08/15/2017		92,742	100,762
6.010% due 01/15/2015		35,718	39,028
6.125% due 11/21/2017		175,640	191,372
6.125% due 05/15/2018		160,870	175,425
6.375% due 08/12/2014		16,784	18,551
6.393% due 03/06/2023	EUR	70,100	96,946
6.400% due 03/27/2013		8,000	11,955
6.500% due 08/19/2013		$229,279	250,656
6.875% due 03/05/2038		15	17
7.375% due 06/16/2014	EUR	18,400	28,640
8.125% due 07/15/2039		$220,049	276,708
8.500% due 05/22/2019		91,646	113,114

CNA Financial Corp.
5.850% due 12/15/2014		38,500	41,496
6.500% due 08/15/2016		6,250	6,819

Comerica Bank
0.422% due 05/24/2011		10,500	10,500

Commonwealth Bank of Australia
2.400% due 01/12/2012		700	710

Compass Bank
6.400% due 10/01/2017		25,000	26,300

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
2.650% due 08/17/2012		300	307
4.750% due 01/15/2020		2,200	2,272
11.000% due 06/29/2049		294,861	385,196

Corp. Andina de Fomento
5.750% due 01/12/2017		165	177
6.875% due 03/15/2012		55	58
8.125% due 06/04/2019		1,740	2,095

Countrywide Financial Corp.
0.750% due 05/07/2012		39,000	38,886
5.800% due 06/07/2012		356,108	374,618
6.250% due 05/15/2016		25,255	26,947

Credit Agricole S.A.
0.654% due 02/02/2012		2,900	2,893
5.136% due 12/29/2049	GBP	9,950	13,895
6.637% due 05/29/2049		$38,647	34,879
7.589% due 01/29/2049	GBP	150	232

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse
2.200% due 01/14/2014		$140,400	$140,917
4.375% due 08/05/2020		13,000	12,703
5.000% due 05/15/2013		231,700	247,337
5.300% due 08/13/2019		8,100	8,517
6.000% due 02/15/2018		615	653

Credit Suisse USA, Inc.
0.514% due 08/16/2011		11,595	11,604
5.125% due 08/15/2015		55	60
5.375% due 03/02/2016		250	273
5.500% due 08/16/2011		400	407
5.500% due 08/15/2013		275	298
5.850% due 08/16/2016		1,490	1,669
6.125% due 11/15/2011		9,300	9,616
6.500% due 01/15/2012		115	120
7.125% due 07/15/2032		40	47

Danske Bank A/S
2.500% due 05/10/2012		100	102
5.684% due 12/29/2049	GBP	17,100	24,826

DBS Bank Ltd.
0.534% due 05/16/2017		$22,000	21,735
5.000% due 11/15/2019		8,000	8,461

Deutsche Bank AG
1.872% due 09/22/2015	EUR	11,700	15,938
4.875% due 05/20/2013		$275,385	292,766
6.000% due 09/01/2017		365,050	404,720

Dexia Credit Local
2.000% due 03/05/2013		21,700	21,543

Dexia Credit Local S.A.
0.784% due 04/29/2014		732,000	728,471
2.750% due 01/10/2014		123,770	123,460
2.750% due 04/29/2014		128,800	128,070

DnB NOR Bank ASA
0.540% due 09/01/2016		1,900	1,890
6.012% due 03/29/2049	GBP	100	159
7.250% due 06/23/2020		50	90

East Lane Re Ltd.
6.304% due 05/07/2012		$45,000	45,108

European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	252

European Investment Bank
1.250% due 09/20/2012	JPY	44,700	544
4.000% due 10/15/2037	EUR	300	405
4.625% due 05/15/2014		$77	84
5.125% due 09/13/2016		39	44

FCE Bank PLC
7.125% due 01/16/2012	EUR	254,850	373,814
7.125% due 01/15/2013		260,000	387,817

FIA Card Services N.A.
6.625% due 06/15/2012		$10,000	10,512
7.125% due 11/15/2012		12,835	13,825

Fifth Third Bancorp
0.729% due 12/20/2016		29,030	26,738
6.250% due 05/01/2013		100,180	108,656

First Union Capital I
7.935% due 01/15/2027		4,405	4,510

Fleet Capital Trust V
1.309% due 12/18/2028		800	619

FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,233

FNBC Pass-Through Trust
8.080% due 01/05/2018		185	206

Ford Motor Credit Co. LLC
3.053% due 01/13/2012		150,400	151,906
5.560% due 06/15/2011		171,985	173,504
6.625% due 08/15/2017		50,000	53,366
7.000% due 10/01/2013		45,234	48,823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 04/15/2015		$18,500	$20,014
7.250% due 10/25/2011		38,100	39,213
7.500% due 08/01/2012		314,776	335,626
7.800% due 06/01/2012		103,326	109,572
8.000% due 06/01/2014		86,245	95,906
8.000% due 12/15/2016		175,319	199,012
8.125% due 01/15/2020		22,400	25,666
8.700% due 10/01/2014		86,900	98,630
9.875% due 08/10/2011		108,200	111,290
12.000% due 05/15/2015		58,225	73,248

Fortis Bank Nederland NV
1.509% due 06/10/2011	EUR	500	708
3.000% due 04/17/2012		100	144

Fortis Bank S.A.
4.625% due 10/29/2049		300	383

GATX Financial Corp.
5.500% due 02/15/2012		$7,080	7,284
6.273% due 06/15/2011		10,355	10,462

GE Capital European Funding
1.315% due 05/17/2021	EUR	5,000	6,289

GE Capital UK Funding
0.956% due 03/20/2017	GBP	79,650	118,546
5.875% due 11/04/2020		200	340
6.000% due 04/11/2013		84	143
8.000% due 01/14/2039		300	634

General Electric Capital Corp.
0.439% due 03/20/2014		$200	197
0.439% due 06/20/2014		38,000	37,021
0.449% due 12/20/2013		5,000	4,915
0.459% due 12/28/2018		27,400	24,644
0.460% due 09/15/2014		1,100	1,083
0.462% due 05/08/2013		400	397
0.479% due 03/20/2017		7,000	6,381
0.493% due 10/06/2015		13,500	13,118
0.503% due 01/08/2016 (l)		45,900	44,199
0.512% due 05/11/2016		4,900	4,696
0.570% due 09/15/2014		14	14
0.690% due 05/05/2026		29,950	25,991
1.212% due 05/22/2013		3,305	3,336
2.100% due 01/07/2014		10,000	10,014
2.125% due 12/21/2012		9,900	10,132
2.625% due 12/28/2012		12,900	13,312
2.800% due 01/08/2013		50,000	51,152
4.625% due 09/15/2066	EUR	10,200	12,845
4.800% due 05/01/2013		$21,070	22,385
4.875% due 03/04/2015		350	377
5.250% due 10/19/2012		20,460	21,693
5.375% due 12/18/2040	GBP	200	304
5.400% due 02/15/2017		$6,400	6,939
5.500% due 12/18/2018		90	90
5.500% due 09/15/2066	GBP	150	224
5.500% due 09/15/2067	EUR	171,850	224,671
5.625% due 09/15/2017		$565	613
5.625% due 05/01/2018		2,292	2,477
5.750% due 04/11/2025		100	99
5.875% due 01/14/2038		548,787	543,613
6.000% due 06/15/2012		300	318
6.250% due 07/15/2027		90	89
6.375% due 11/15/2067		269,000	277,406
6.500% due 09/15/2067	GBP	4,500	7,002
6.750% due 03/15/2032		$405	446
6.875% due 01/10/2039		248,176	277,871
8.125% due 05/15/2012		250	266

General Electric Capital Services, Inc.
7.500% due 08/21/2035		76,700	90,063

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	260,000	3,108

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Genworth Financial, Inc.
6.500% due 06/15/2034		$160	$	142
6.515% due 05/22/2018		15,000		14,837
7.700% due 06/15/2020		15,000		15,376

Genworth Global Funding Trusts
0.453% due 05/15/2012		12,000		11,965
0.493% due 04/15/2014		500		464

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		21,000		22,216

Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700		20,203

GMAC International Finance BV
7.500% due 04/21/2015	EUR	79,120		118,716

Golden West Financial Corp.
4.750% due 10/01/2012		$100		105

Goldman Sachs Capital I
6.345% due 02/15/2034		750		723

Goldman Sachs Capital II
5.793% due 06/01/2043		25,200		21,861

Goldman Sachs Group, Inc.
0.703% due 07/22/2015		21,726		21,126
0.759% due 03/22/2016		37,825		36,513
0.803% due 01/12/2015		20,980		20,768
0.908% due 09/29/2014		77,500		77,061
1.306% due 10/04/2012	EUR	3,500		4,938
1.310% due 02/07/2014		$89,255		89,979
1.383% due 02/04/2013	EUR	12,100		16,991
1.393% due 11/15/2014		200		275
1.407% due 01/30/2017		38,200		50,510
1.429% due 05/23/2016		124,700		166,980
1.439% due 05/18/2015		19,740		26,331
1.594% due 08/12/2015 (p)		50,000		66,542
3.625% due 08/01/2012		$1,320		1,361
4.750% due 07/15/2013		500		530
4.750% due 01/28/2014	EUR	1,800		2,617
5.000% due 10/01/2014		$14,215		15,149
5.125% due 04/24/2013	EUR	500		736
5.125% due 01/15/2015		$112		120
5.250% due 04/01/2013		19,392		20,683
5.350% due 01/15/2016		17,755		18,938
5.375% due 02/15/2013	EUR	29,845		43,846
5.450% due 11/01/2012		$446		474
5.500% due 11/15/2014		148		161
5.625% due 01/15/2017		250		263
5.700% due 09/01/2012		2,395		2,538
5.750% due 10/01/2016		1,430		1,553
5.950% due 01/18/2018		314,565		337,724
5.950% due 01/15/2027		2,690		2,709
6.000% due 05/01/2014		18,140		19,917
6.150% due 04/01/2018		357,080		387,028
6.250% due 09/01/2017		422,100		462,187
6.375% due 05/02/2018	EUR	13,400		20,455
6.450% due 05/01/2036		$155		152
6.600% due 01/15/2012		170		178
6.750% due 10/01/2037		320,024		323,782
7.500% due 02/15/2019		57,193		66,450

Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		1,000		1,102

Hartford Life Global Funding Trusts
0.490% due 06/16/2014		400		390

HBOS Capital Funding LP
6.071% due 06/29/2049		10,000		9,238

HBOS PLC
0.507% due 09/30/2016		3,000		2,614
0.509% due 09/06/2017		2,971		2,601
1.370% due 03/21/2017	EUR	700		875
1.392% due 09/01/2016		1,231		1,542

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.878% due 03/29/2016	EUR	14,953	$18,448
6.750% due 05/21/2018		$265,638	260,115

HCP, Inc.
2.700% due 02/01/2014		14,000	14,040
5.625% due 02/28/2013		3,225	3,436
5.650% due 12/15/2013		2,530	2,740
5.950% due 09/15/2011		10,550	10,784
6.000% due 01/30/2017		1,700	1,836
6.300% due 09/15/2016		13,000	14,320
6.700% due 01/30/2018		27,900	30,916

Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,451

HSBC Bank PLC
2.000% due 01/19/2014		148,800	148,300

HSBC Bank USA N.A.
4.625% due 04/01/2014		75	80
5.875% due 11/01/2034		3,000	2,945
6.000% due 08/09/2017		14,400	15,771

HSBC Capital Funding LP
4.610% due 12/29/2049		400	388
10.176% due 12/29/2049		66,160	89,316

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		7,900	7,643

HSBC Finance Corp.
0.553% due 01/15/2014		5,000	4,930
0.740% due 06/01/2016		28,100	26,982
3.330% due 04/10/2011		194	194
3.750% due 01/10/2014		264	266
3.830% due 11/10/2013		229	233
3.880% due 10/10/2013		100	102
4.010% due 11/10/2013		550	563
4.660% due 09/15/2013		1,115	1,142
5.000% due 06/30/2015		80	86
5.500% due 01/19/2016		500	549
6.375% due 11/27/2012		2,500	2,690
6.750% due 05/15/2011		80	81
7.000% due 05/15/2012		315	335

HSBC Holdings PLC
0.503% due 10/06/2016		10,000	9,916
6.375% due 10/18/2022	GBP	400	681
6.500% due 05/20/2024		350	616
6.500% due 05/02/2036		$194,600	199,812
6.500% due 09/15/2037		111,000	113,552

HSBC USA, Inc.
0.750% due 12/31/2049		5,000	5,002

ILFC E-Capital Trust I
5.970% due 12/21/2065		32,706	27,382

ILFC E-Capital Trust II
6.250% due 12/21/2065		36,420	30,775

ING Bank NV
0.933% due 01/13/2012		58,000	58,160
1.107% due 03/30/2012		2,700	2,709
1.360% due 03/15/2013		250,000	250,674
2.000% due 10/18/2013		91,600	90,554
2.500% due 01/14/2016		92,700	88,910
2.625% due 02/09/2012		17,200	17,493
2.650% due 01/14/2013		43,260	43,358
3.900% due 03/19/2014		2,600	2,756
6.875% due 05/29/2023	GBP	250	415

International Bank for Reconstruction & Development
5.000% due 04/01/2016		$69	77

International Lease Finance Corp.
0.623% due 07/15/2011		39,270	39,223
0.633% due 07/01/2011		79,345	79,261
0.653% due 07/13/2012		13,230	12,962
1.468% due 08/15/2011	EUR	54,150	76,066
4.750% due 01/13/2012		$53,206	54,004

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/15/2012		$41,720	$42,575
5.250% due 01/10/2013		15,000	15,262
5.300% due 05/01/2012		156,075	159,587
5.350% due 03/01/2012		148,454	151,609
5.400% due 02/15/2012		151,311	154,526
5.550% due 09/05/2012		19,615	20,105
5.625% due 09/20/2013		49,508	50,560
5.750% due 06/15/2011		160,896	162,304
5.875% due 05/01/2013		52,475	54,049
6.375% due 03/25/2013		67,920	70,637
6.625% due 11/15/2013		64,926	67,523
6.750% due 09/01/2016		157,760	169,592
7.125% due 09/01/2018		17,358	18,738

Intesa Sanpaolo SpA
2.712% due 02/24/2014		345,200	349,919
5.500% due 12/19/2016	GBP	80	128
6.500% due 02/24/2021		$40,000	42,004
8.047% due 06/29/2049	EUR	19,700	27,430

IPIC GMTN Ltd.
3.125% due 11/15/2015		$27,000	26,381
5.000% due 11/15/2020		47,500	46,249

iStar Financial, Inc.
5.150% due 03/01/2012		10,000	10,025
5.950% due 10/15/2013		10,000	9,575

Jackson National Life Funding LLC
0.586% due 08/06/2011		31,600	31,522

John Deere Capital Corp.
4.950% due 12/17/2012		85	91
5.100% due 01/15/2013		75	80
5.650% due 07/25/2011		9,000	9,150
7.000% due 03/15/2012		175	186

JPMorgan Chase & Co.
0.454% due 11/01/2012		3,500	3,493
0.960% due 02/26/2013		9,000	9,065
1.057% due 09/30/2013		10,600	10,652
1.103% due 01/24/2014		200,000	201,272
1.395% due 10/12/2015	EUR	14,000	18,647
1.447% due 09/26/2013		36,675	51,469
2.600% due 01/15/2016		$300	289
3.125% due 12/01/2011		165	168
3.700% due 01/20/2015		3,800	3,908
4.250% due 10/15/2020		18,000	17,209
4.500% due 01/15/2012		4,000	4,123
4.750% due 05/01/2013		753	800
4.750% due 03/01/2015		300	320
4.875% due 03/15/2014		645	686
5.250% due 05/01/2015		700	749
5.375% due 10/01/2012		20,995	22,292
5.600% due 06/01/2011		132	133
5.750% due 01/02/2013		40,135	42,900
6.000% due 01/15/2018		166,650	182,699
6.125% due 06/27/2017		35	38
6.300% due 04/23/2019		85,600	94,780
6.400% due 05/15/2038		260	288
6.625% due 03/15/2012		1,300	1,372

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		600	614

JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		73,765	71,707
5.375% due 09/28/2016	GBP	4,100	6,816
5.875% due 06/13/2016		$20	22
6.000% due 10/01/2017		315,700	345,302

JPMorgan Chase Capital XIII
1.257% due 09/30/2034		25	21

JPMorgan Chase Capital XV
5.875% due 03/15/2035		105	104

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		$23,500	$23,981

JPMorgan Chase Capital XX
6.550% due 09/15/2066		48,900	49,819

JPMorgan Chase Capital XXI
1.254% due 01/15/2087		25,400	21,360

JPMorgan Chase Capital XXIII
1.313% due 05/15/2077		4,278	3,571

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		50,000	51,641

KeyBank N.A.
1.203% due 11/21/2011	EUR	59,800	83,894
7.413% due 10/15/2027		$91,450	103,553

KeyCorp
6.500% due 05/14/2013		100,000	108,983

Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,172

Korea Exchange Bank
4.875% due 01/14/2016		6,300	6,588

Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012		640,080	644,740
4.000% due 01/27/2020		138,940	143,576
4.125% due 10/15/2014		245	266
4.875% due 06/17/2019		23,600	26,089

Landwirtschaftliche Rentenbank
1.875% due 09/24/2012		125	127
4.875% due 11/16/2015		175	194

LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	495	652
7.588% due 05/12/2020	GBP	22,300	33,985
7.625% due 10/14/2020	EUR	5,005	6,667
7.867% due 12/17/2019	GBP	18,500	28,342
7.869% due 08/25/2020		45,400	69,920
7.875% due 11/01/2020		$63,887	62,641
8.000% due 12/29/2049		63,970	61,731
8.500% due 12/29/2049		54,900	51,424
11.040% due 03/19/2020	GBP	18,553	32,590

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	7,000	8,829
7.625% due 12/09/2019	GBP	7,000	10,443
8.875% due 02/07/2020	EUR	5,000	7,299
9.125% due 07/15/2020	GBP	3,233	5,238
9.334% due 02/07/2020		33,334	55,079
15.000% due 12/21/2019	EUR	4,800	9,405
15.000% due 12/21/2019	GBP	9,100	19,854

LeasePlan Corp. NV
3.000% due 05/07/2012		$205,000	210,044
3.250% due 05/22/2014	EUR	1,200	1,730

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	1,948
4.850% due 09/03/2013 (a)(p)	CAD	15,770	3,213
5.163% due 10/25/2011 (a)	EUR	500	172
5.316% due 04/05/2011 (a)		615	211
5.625% due 01/24/2013 (a)		$152,570	40,431
5.750% due 01/03/2017 (a)		200	0
6.000% due 01/25/2013 (a)	GBP	10,650	4,399
6.200% due 09/26/2014 (a)		$49,670	13,163
6.375% due 05/10/2011 (a)	EUR	1,000	351
6.625% due 01/18/2012 (a)		$350	91
6.750% due 12/28/2017 (a)		20,000	16
6.875% due 05/02/2018 (a)		122,732	32,831
7.000% due 04/16/2019 (a)		90	22
7.500% due 05/11/2038 (a)		85,000	68
7.875% due 05/08/2018 (a)	GBP	8,650	3,643

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		$10,200	10,706

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Bank PLC
1.322% due 06/09/2011	EUR	1,300	$1,842
1.625% due 10/14/2011		$175,000	175,741
2.653% due 01/24/2014		47,300	48,527
4.375% due 01/12/2015		2,500	2,546
4.875% due 01/21/2016		183,400	189,076
5.800% due 01/13/2020		51,600	51,683
6.375% due 04/15/2014	GBP	300	512
6.750% due 10/24/2018		200	343
7.500% due 04/15/2024		300	518
12.000% due 12/29/2049		$1,195,450	1,401,183

Macquarie Bank Ltd.
2.600% due 01/20/2012		188,270	191,481
3.300% due 07/17/2014		177,300	184,827

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		21,000	22,711
5.750% due 09/15/2015		83,000	90,107
9.250% due 04/15/2019		16,500	21,033

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		155	213

MBNA Capital B
1.104% due 02/01/2027		10,900	8,426

MBNA Corp.
6.125% due 03/01/2013		20,100	21,501

Mellon Funding Corp.
5.000% due 12/01/2014		100	109

Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,583

Merrill Lynch & Co., Inc.
0.540% due 06/05/2012		128,460	127,956
0.763% due 01/15/2015		30,900	29,924
1.070% due 09/15/2026		4,400	3,479
1.317% due 01/31/2014	EUR	40,100	55,293
1.388% due 05/30/2014		64,400	88,359
1.466% due 07/22/2014		15,000	20,665
1.725% due 09/14/2018		4,000	4,812
4.625% due 09/14/2018		5,000	6,577
4.875% due 05/30/2014		4,400	6,402
5.000% due 01/15/2015		$3,045	3,220
5.450% due 02/05/2013		14,429	15,293
5.450% due 07/15/2014		90	96
6.000% due 02/11/2013	EUR	5,000	7,398
6.050% due 08/15/2012		$650,762	691,529
6.150% due 04/25/2013		90,125	97,075
6.220% due 09/15/2026		115	115
6.400% due 08/28/2017		256,870	280,021
6.500% due 07/15/2018		16,250	17,550
6.750% due 05/21/2013	EUR	5,000	7,547
6.750% due 06/01/2028		$115	123
6.875% due 04/25/2018		799,645	887,943
6.875% due 11/15/2018		26,631	29,786
7.750% due 04/30/2018	GBP	3,850	6,919
7.750% due 05/14/2038		$425	489

MetLife Capital Trust IV
7.875% due 12/15/2067		10,400	11,232

MetLife Capital Trust X
9.250% due 04/08/2068		1,700	2,061

MetLife, Inc.
5.375% due 12/15/2012		255	272
6.125% due 12/01/2011		250	259
6.400% due 12/15/2066		70,810	68,551

Metropolitan Life Global Funding I
0.560% due 03/15/2012		400	400
2.000% due 09/14/2011	CHF	20,000	21,892
5.125% due 11/09/2011		$4,325	4,441
5.125% due 04/10/2013		42,200	45,030
5.250% due 01/09/2014	GBP	150	254

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Monumental Global Funding Ltd.
0.690% due 06/15/2011		$60,000	$59,758
5.500% due 04/22/2013		52,400	55,553

Morgan Stanley
0.510% due 04/19/2012		50,500	50,529
0.603% due 01/09/2014		57,875	57,003
0.753% due 10/18/2016		102,400	95,897
0.783% due 10/15/2015		43,220	41,539
1.312% due 07/20/2012	EUR	10,400	14,597
1.388% due 11/29/2013		6,600	9,096
1.395% due 04/13/2016		31,869	42,127
1.422% due 03/01/2013		118,000	165,110
1.426% due 01/16/2017		18,600	24,408
1.474% due 05/02/2014		10,000	13,794
1.903% due 01/24/2014		$347,200	354,371
2.000% due 11/17/2011	CHF	20,000	21,844
2.812% due 05/14/2013		$266,050	275,596
3.450% due 11/02/2015		67,600	66,408
3.496% due 03/01/2016		340	343
3.500% due 05/01/2014		457	472
3.650% due 07/01/2014		280	288
3.996% due 08/29/2018		458	452
4.000% due 06/27/2018		700	668
4.100% due 01/26/2015		173,000	177,551
4.200% due 11/20/2014		5	5
4.750% due 04/01/2014		115	120
5.125% due 11/30/2015	GBP	50	83
5.300% due 03/01/2013		$7,439	7,906
5.330% due 03/01/2013	AUD	1,200	1,215
5.375% due 10/15/2015		$4,500	4,778
5.550% due 04/27/2017		4,095	4,308
5.625% due 01/09/2012		1,604	1,666
5.750% due 10/18/2016		17,600	18,840
5.950% due 12/28/2017		120,700	129,631
6.000% due 05/13/2014		20,295	22,075
6.000% due 04/28/2015		101,880	110,898
6.250% due 08/28/2017		33,700	36,630
6.250% due 08/09/2026		225	235
6.500% due 04/15/2011	EUR	400	567
6.600% due 04/01/2012		$2,615	2,766
6.625% due 04/01/2018		34,900	38,348
7.300% due 05/13/2019		37,675	42,388
7.500% due 04/11/2011	GBP	250	401

Mystic Re Ltd.
10.310% due 06/07/2011		$12,200	12,302

National Australia Bank Ltd.
0.499% due 06/19/2017		75,200	73,739
0.538% due 06/29/2016		10,000	9,978
5.125% due 12/09/2021	GBP	100	160
5.350% due 06/12/2013		$186,330	200,371
6.750% due 06/26/2023	EUR	150	229

National Capital Trust II
5.486% due 12/29/2049		$27	27

National City Bank
0.660% due 12/15/2016		8,090	7,640
0.680% due 06/07/2017		10,000	9,443
4.625% due 05/01/2013		8,400	8,860
6.200% due 12/15/2011		30,600	31,759

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		280	297
10.375% due 11/01/2018		252	344

Nationwide Building Society
3.750% due 01/20/2015	EUR	350	485
4.650% due 02/25/2015		$88,000	89,136
5.625% due 09/09/2019	GBP	200	323

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$13,000	13,195

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationwide Life Global Funding I
5.450% due 10/02/2012		$6,900	$7,256

New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500	6,531

New York Life Global Funding
4.650% due 05/09/2013		14,600	15,546

New York Life Insurance Co.
6.750% due 11/15/2039		50,000	57,546

NIBC Bank NV
2.800% due 12/02/2014		22,670	23,418
3.625% due 12/19/2011	EUR	100	144

NiSource Finance Corp.
5.210% due 11/28/2012		$15,000	14,942

Nomura Europe Finance NV
1.200% due 10/25/2011	EUR	10,600	14,915

Nordea Bank AB
2.125% due 01/14/2014		$69,800	69,625

Nordea Bank Finland PLC
6.250% due 07/29/2049	GBP	150	243

Norinchukin Finance Ltd.
5.625% due 09/28/2016		25,000	40,380

Northern Rock Asset Management PLC
5.625% due 06/22/2017		$12,500	12,942

NSG Holdings LLC
7.750% due 12/15/2025		800	788

OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		80,400	84,168

ORIX Corp.
5.480% due 11/22/2011		26,000	26,654

PACCAR Financial Corp.
1.053% due 04/01/2011		10,000	10,000

Pacific Life Funding LLC
1.517% due 02/05/2021	EUR	4,500	5,499

Pacific Life Global Funding
0.539% due 06/22/2011		$17,406	17,388
2.750% due 05/15/2012	CHF	27,790	31,875
5.150% due 04/15/2013		$11,700	12,407

Pacific Life Insurance Co.
9.250% due 06/15/2039		165,585	220,268

Pacific LifeCorp
6.000% due 02/10/2020		76,900	81,915

Petroleum Export Ltd.
5.265% due 06/15/2011		2,901	2,898

PMI Group, Inc.
6.000% due 09/15/2016		9,500	7,403

PNC Bank N.A.
6.000% due 12/07/2017		500	553

PNC Funding Corp.
0.444% due 01/31/2012		9,000	9,005

PNC Preferred Funding Trust III
8.700% due 03/29/2049		5,600	6,007

Pooled Funding Trust I
2.740% due 02/15/2012		3,100	3,160

Pricoa Global Funding I
0.404% due 01/30/2012		3,100	3,087
0.508% due 09/27/2013		2,000	1,974
5.300% due 09/27/2013		21,000	22,750

Principal Financial Global Funding LLC
2.375% due 02/28/2012	CHF	20,745	22,815
2.375% due 01/24/2013		5,000	5,477

Principal Life Global Funding I
6.250% due 02/15/2012		$500	524

Principal Life Income Funding Trusts
5.100% due 04/15/2014		100	107
5.300% due 04/24/2013		148,900	160,195
5.550% due 04/27/2015		237,300	258,055

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Progressive Corp.
6.700% due 06/15/2067		$19,800	$	20,916

Prudential Financial, Inc.
3.450% due 06/10/2013		20,000		20,443
6.000% due 12/01/2017		500		550
6.100% due 06/15/2017		307		338
6.625% due 12/01/2037		8,200		8,940

Prudential Holdings LLC
1.184% due 12/18/2017		5,980		5,556
8.695% due 12/18/2023		4,205		5,158

Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245		2,562

Qatari Diar Finance QSC
3.500% due 07/21/2015		1,000		1,006
5.000% due 07/21/2020		21,300		21,116

RBS Capital Trust I
4.709% due 12/29/2049 (a)		1,690		1,314

Regions Bank
7.500% due 05/15/2018		141,786		149,950

Regions Financial Corp.
0.478% due 06/26/2012		20,870		20,155
6.375% due 05/15/2012		125		129
7.750% due 11/10/2014		60,470		65,359

Residential Reinsurance Ltd.
7.060% due 06/06/2011		16,000		16,027

Resona Bank Ltd.
5.850% due 09/29/2049		39,050		38,607

Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		2,025		2,018

Royal Bank of Canada
5.650% due 07/20/2011		375		381

Royal Bank of Scotland Group PLC
0.503% due 04/11/2016		36,326		31,664
0.570% due 03/30/2012		380,000		380,672
0.583% due 10/14/2016		21,500		18,749
1.048% due 09/29/2015		64,900		55,799
1.203% due 04/23/2012		51,100		51,530
1.450% due 10/20/2011		1,007,600		1,013,927
1.500% due 03/30/2012		94,280		95,163
2.016% due 03/30/2015	CAD	25,000		21,785
2.625% due 05/11/2012		$51,065		52,187
3.000% due 12/09/2011		373,700		380,456
3.950% due 09/21/2015		180,200		180,307
4.875% due 08/25/2014		32,400		33,634
4.875% due 03/16/2015		104,943		109,059
4.875% due 01/20/2017	EUR	276		382
5.000% due 11/12/2013		$30,024		30,727
5.000% due 10/01/2014		9,346		9,370
5.000% due 05/17/2015		29,867		30,227
5.625% due 08/24/2020		45,000		44,932
5.825% due 10/27/2014	AUD	5,000		4,650
6.000% due 05/17/2017	GBP	6,744		11,078
6.125% due 01/11/2021		$15,000		15,431
6.200% due 03/29/2049	GBP	15,000		18,649
6.375% due 04/29/2014		100		170
6.625% due 09/17/2018		26,150		44,320
6.666% due 04/29/2049 (a)	CAD	800		678
6.934% due 04/09/2018	EUR	15,000		20,884
7.500% due 04/29/2024	GBP	150		259
7.640% due 03/29/2049 (a)		$1,000		800
7.648% due 08/29/2049		50,190		47,179

Royal Bank Of Scotland NV
1.010% due 03/09/2015		35,000		30,757

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$29,300	$30,811
7.125% due 01/14/2014		10,700	11,676
7.175% due 05/16/2013		1,300	1,417
7.750% due 05/29/2018		5,000	5,606
9.000% due 06/11/2014		4,000	4,600

Santander Issuances S.A. Unipersonal
5.375% due 05/19/2016	GBP	100	160
5.805% due 06/20/2016		$280	275
5.911% due 06/20/2016		7,900	7,915
6.532% due 10/24/2017	GBP	100	156
7.300% due 07/27/2019		3,250	5,352

Santander UK PLC
1.388% due 08/28/2017 (p)	EUR	67,000	87,166

Scotland International Finance No. 2 BV
4.250% due 05/23/2013		$9,382	9,245

Shinhan Bank
4.125% due 10/04/2016 (d)		55,000	55,188

Simon Property Group LP
5.100% due 06/15/2015		200	218
5.250% due 12/01/2016		6,700	7,284
5.600% due 09/01/2011		5,000	5,052
5.750% due 12/01/2015		1,200	1,334
5.875% due 03/01/2017		8,000	8,877

SLM Corp.
0.533% due 10/25/2011		207,100	204,895
0.603% due 01/27/2014		101,618	96,444
1.343% due 11/15/2011	EUR	17,800	24,765
1.379% due 04/26/2011		26,714	38,352
1.503% due 06/17/2013		12,500	16,403
2.210% due 10/25/2011	SEK	24,500	3,754
2.976% due 03/15/2012		$2,000	1,983
3.125% due 09/17/2012	EUR	19,113	26,345
3.616% due 01/31/2014		$13,400	13,144
3.646% due 01/01/2014		7,701	7,619
3.796% due 11/01/2013		16,300	16,167
4.000% due 07/25/2014		5,000	4,844
4.250% due 08/11/2014		3,343	3,378
4.800% due 02/13/2014 (p)	HKD	74,000	9,293
4.875% due 12/17/2012	GBP	23,200	36,626
5.000% due 10/01/2013		$93,335	96,583
5.000% due 04/15/2015		54,558	54,923
5.000% due 06/15/2018		10,000	9,402
5.050% due 11/14/2014		22,800	23,010
5.125% due 08/27/2012		39,010	40,253
5.140% due 06/15/2016		100,000	95,418
5.375% due 01/15/2013		54,770	56,958
5.375% due 05/15/2014		29,867	30,961
5.400% due 10/25/2011		29,270	29,862
5.450% due 04/25/2011		51,000	51,106
5.625% due 08/01/2033		15,000	12,853
6.000% due 05/10/2012	AUD	10,000	10,068
6.200% due 06/15/2024		$10	9
6.250% due 01/25/2016		55,500	57,919
7.150% due 12/15/2020		120	116
8.000% due 03/25/2020		33,150	36,192
8.450% due 06/15/2018		129,050	144,734

SLM Corp. CPI Linked Bond
3.621% due 11/21/2013		3,670	3,660

Societe Generale
0.514% due 08/16/2016		80,000	78,306
5.750% due 03/29/2049	GBP	150	237
5.922% due 04/29/2049		$1,800	1,701
7.756% due 05/29/2049	EUR	2,700	3,884
8.875% due 06/29/2049	GBP	200	331

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Source One Mortgage Corp.
9.000% due 06/01/2012		$9,200	$9,842

Sovereign Bank
8.750% due 05/30/2018		10,000	11,388

Springleaf Finance Corp.
0.560% due 12/15/2011		121,395	117,242
0.594% due 08/17/2011		145,142	142,395
3.250% due 01/16/2013	EUR	6,000	7,972
4.125% due 11/29/2013		29,950	38,905
4.625% due 06/22/2011		84,229	119,071
4.875% due 07/15/2012		$82,805	81,770
5.200% due 12/15/2011		12,000	12,030
5.375% due 10/01/2012		80,213	79,311
5.400% due 12/01/2015		40,159	36,846
5.500% due 12/15/2012		1,000	966
5.625% due 08/17/2011 (l)		99,715	100,338
5.850% due 06/01/2013		19,117	18,782
5.900% due 09/15/2012		68,230	67,889
6.900% due 12/15/2017		176,100	161,792

State Bank of India
4.500% due 07/27/2015		194,900	198,830

State Street Capital Trust IV
1.310% due 06/01/2077		69,700	57,890

Stone Street Trust
5.902% due 12/15/2015		5,000	5,215

Suffield Clo Ltd.
1.660% due 09/26/2014		1,549	1,534

Sumitomo Mitsui Banking Corp.
1.000% due 06/02/2049	JPY	1,000,000	12,066
1.950% due 01/14/2014		$50,300	49,805

Sun Life Financial Global Funding LP
0.472% due 07/06/2011		47,700	47,704

SunTrust Bank
0.424% due 05/21/2012		9,050	9,034
0.934% due 06/22/2012	GBP	5,000	7,851
1.280% due 12/20/2011	EUR	68,200	95,986
6.375% due 04/01/2011		$200	200

SunTrust Banks, Inc.
5.250% due 11/05/2012		1,045	1,100

Svensk Exportkredit AB
4.875% due 09/29/2011		125	128
5.125% due 03/01/2017		75	83

Svenska Handelsbanken AB
1.310% due 09/14/2012		51,000	51,460
2.875% due 09/14/2012		170	174

Swedbank AB
2.800% due 02/10/2012		1,500	1,528
2.900% due 01/14/2013		5,000	5,133
3.125% due 03/04/2013	EUR	350	497

Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$34,600	33,890

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		90,000	101,817

Temasek Financial Ltd.
4.300% due 10/25/2019		156,300	158,872

Temasek Financial I Ltd.
5.375% due 11/23/2039		35,000	36,417

Toll Road Investors Partnership II LP
0.000% due 02/15/2045		873	129

Travelers Cos., Inc.
6.250% due 06/15/2037		125	135

Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	75
6.375% due 03/15/2033		33	36

U.S. Bancorp
4.200% due 05/15/2014		500	532

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	10,950	$15,471
6.375% due 08/01/2011		$3,000	3,058

UBS AG
1.304% due 01/28/2014		55,100	55,650
1.412% due 02/23/2012		255,600	257,710
2.250% due 08/12/2013		12,200	12,317
4.280% due 04/29/2049	EUR	200	259
4.875% due 08/04/2020		$1,300	1,311
5.250% due 06/21/2021	GBP	200	323
5.750% due 04/25/2018		$178,975	192,761
5.875% due 12/20/2017		188,225	205,508
6.375% due 07/20/2016	GBP	150	264
7.750% due 09/01/2026		$5,000	5,620

UBS Preferred Funding Trust II
7.247% due 06/29/2049		4,000	4,026

UBS Preferred Funding Trust V
6.243% due 05/29/2049		25,675	25,611

UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	4,074

USB Capital IX
6.189% due 10/29/2049		30,800	26,103

USB Realty Corp.
6.091% due 12/29/2049		40,200	33,969

Ventas Realty LP
6.500% due 06/01/2016		1,100	1,138
6.750% due 04/01/2017		190	202

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		81,000	82,620
6.800% due 11/22/2025		1,300	1,320
6.902% due 07/09/2020		51,400	55,445

VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		15,800	17,240
8.250% due 06/30/2011	EUR	1,130	1,625

Wachovia Bank N.A.
0.640% due 03/15/2016		$26,700	25,564
0.690% due 11/03/2014		87,300	85,197
5.000% due 09/28/2011		16,700	17,084
5.313% due 05/25/2017	AUD	1,100	1,043
5.600% due 03/15/2016		$19,800	21,473
6.600% due 01/15/2038		10,127	11,414

Wachovia Capital Trust II
0.803% due 01/15/2027		25	19

Wachovia Capital Trust III
5.570% due 03/29/2049		162,615	149,809

Wachovia Capital Trust V
7.965% due 06/01/2027		15,361	15,790

Wachovia Corp.
0.433% due 10/15/2011		75,925	75,999
0.460% due 03/01/2012		23,975	24,010
0.494% due 08/01/2013		14,050	13,976
0.580% due 06/15/2017		1,875	1,801
0.644% due 10/28/2015		5,500	5,358
0.673% due 10/15/2016		68,570	66,543
1.244% due 02/13/2014	EUR	61,500	85,332
2.074% due 05/01/2013		$25,315	26,073
4.875% due 02/15/2014		21,280	22,655
5.143% due 05/25/2012	AUD	63,500	65,013
5.250% due 08/01/2014		$2,900	3,101
5.300% due 10/15/2011		49,495	50,743
5.500% due 05/01/2013		166,304	179,204
5.500% due 08/01/2035		85	82
5.625% due 10/15/2016		80,500	86,976
5.700% due 08/01/2013		19,650	21,356
5.750% due 06/15/2017		22,525	24,958
5.750% due 02/01/2018		414,380	456,411

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waha Aerospace BV
3.925% due 07/28/2020		$4,750	$4,762

WCI Finance LLC
5.700% due 10/01/2016		2,500	2,725

WEA Finance LLC
6.750% due 09/02/2019		5	6

Wells Fargo & Co.
0.504% due 10/28/2015		200	196
1.163% due 08/01/2011	EUR	22,800	32,178
1.379% due 03/23/2016		3,600	4,861
3.750% due 10/01/2014		$205	215
4.375% due 01/31/2013		26,740	28,161
4.875% due 11/29/2035	GBP	300	403
5.000% due 11/15/2014		$100	107
5.110% due 05/15/2013	AUD	20,000	20,269
5.125% due 09/01/2012		$300	316
5.250% due 10/23/2012		16,650	17,646
5.300% due 08/26/2011		500	510
5.625% due 12/11/2017		4,640	5,067

Wells Fargo Bank N.A.
0.524% due 05/16/2016		1,500	1,433
1.245% due 09/19/2011	EUR	2,700	3,823
4.750% due 02/09/2015		$13,600	14,466
6.000% due 05/23/2013	EUR	11,500	17,380

Wells Fargo Capital X
5.950% due 12/01/2086		$23,800	23,536

Wells Fargo Capital XIII
7.700% due 12/29/2049		285,004	294,979

Western Corporate Federal Credit Union
1.750% due 11/02/2012		12,803	13,008

Westpac Banking Corp.
3.000% due 08/04/2015		70	70
3.585% due 08/14/2014		15,600	16,364
5.000% due 10/21/2019	GBP	250	402

Weyerhaeuser Co.
6.750% due 03/15/2012		$24,500	25,760
7.375% due 10/01/2019		38,500	43,511
7.375% due 03/15/2032		44,414	46,961
8.500% due 01/15/2025		5,245	6,063

WR Berkley Corp.
5.375% due 09/15/2020		12,000	12,070

XL Capital Finance Europe PLC
6.500% due 01/15/2012		10,000	10,414

XL Group PLC
5.250% due 09/15/2014		1,600	1,685

ZFS Finance USA Trust IV
5.875% due 05/09/2062		146	146

			59,488,886

INDUSTRIALS 5.3%

Abbott Laboratories
5.875% due 05/15/2016		140	160

AES El Salvador Trust
6.750% due 02/01/2016		105	104

Aetna, Inc.
6.000% due 06/15/2016		15,000	16,885
6.500% due 09/15/2018		12,000	13,807

Agilent Technologies, Inc.
6.500% due 11/01/2017		710	792

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		60,066	60,487

Alcoa, Inc.
5.550% due 02/01/2017		2,300	2,432
5.720% due 02/23/2019		4,127	4,293
6.000% due 07/15/2013		25,085	27,371
6.150% due 08/15/2020		55	58
6.750% due 07/15/2018		12,600	13,949

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allied Waste North America, Inc.
6.875% due 06/01/2017		$1,125	$1,228

ALROSA Finance S.A.
8.875% due 11/17/2014		1,500	1,714

Altria Group, Inc.
8.500% due 11/10/2013		2,750	3,207
9.250% due 08/06/2019		90,525	118,178
9.700% due 11/10/2018		98,978	130,176
9.950% due 11/10/2038		5,185	7,253
10.200% due 02/06/2039		28,000	39,842

America Movil S.A.B. de C.V.
3.750% due 06/28/2017	EUR	2,100	2,938
5.000% due 03/30/2020		$133,600	138,264
5.625% due 11/15/2017		25	28
6.125% due 03/30/2040		114,400	120,126

America West Airlines Pass-Through Trust
6.870% due 07/02/2018		1,207	1,201

American Airlines Pass-Through Trust
6.978% due 10/01/2012		1,421	1,423
10.375% due 01/02/2021		13,346	15,682

American Airlines, Inc.
10.500% due 10/15/2012		19,300	21,085

Amgen, Inc.
5.700% due 02/01/2019		28,026	31,332
5.850% due 06/01/2017		15,000	17,073
6.150% due 06/01/2018		4,500	5,165
6.375% due 06/01/2037		417	464
6.400% due 02/01/2039		25,015	27,836
6.900% due 06/01/2038		7,686	9,102

Anadarko Petroleum Corp.
6.125% due 03/15/2012 (l)		1,800	1,876
6.375% due 09/15/2017		80	88
6.450% due 09/15/2036		135	135
6.950% due 06/15/2019		55	62

Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018		9,100	9,986
7.500% due 03/15/2012		500	531

Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		61,000	61,527
5.375% due 11/15/2014		370	408
5.375% due 01/15/2020		195	209
6.875% due 11/15/2019		325	384

Apache Corp.
6.000% due 09/15/2013		30	33
7.950% due 04/15/2026		150	195

ArcelorMittal
7.000% due 10/15/2039		145	146

Arch Western Finance LLC
6.750% due 07/01/2013		15,922	16,161

Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	15,880

AstraZeneca PLC
5.400% due 09/15/2012		25	27
5.900% due 09/15/2017		69,200	78,985

Atlantic Richfield Co.
8.375% due 02/21/2012		7,700	8,125
8.500% due 04/01/2012		250	266
8.620% due 03/12/2012		11,000	11,654

AutoZone, Inc.
5.500% due 11/15/2015		10,050	10,826
5.750% due 01/15/2015		700	772
5.875% due 10/15/2012		4,800	5,122
6.500% due 01/15/2014		40,000	44,789
6.950% due 06/15/2016		1,000	1,143
7.125% due 08/01/2018		30,000	34,843

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,860

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avon Products, Inc.
6.500% due 03/01/2019	$28,300	$32,429

Axiata SPV1 Labuan Ltd.
5.375% due 04/28/2020	1,700	1,740

Baker Hughes, Inc.
6.500% due 11/15/2013	40	45
6.875% due 01/15/2029	100	117

Ball Corp.
5.750% due 05/15/2021	50	49

Barrick Australian Finance Pty. Ltd.
5.950% due 10/15/2039	255	264

Baxter International, Inc.
5.375% due 06/01/2018	10,000	11,096

Berry Petroleum Co.
10.250% due 06/01/2014	350	408

Berry Plastics Corp.
5.053% due 02/15/2015	1,100	1,096

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	220	236
5.125% due 03/29/2012	10,000	10,454
5.250% due 12/15/2015	82	91

Biomet, Inc.
10.000% due 10/15/2017	925	1,019
10.375% due 10/15/2017 (e)	4,500	4,967

Black & Decker Corp.
5.750% due 11/15/2016	25,000	27,538
8.950% due 04/15/2014	41,900	49,533

BMW U.S. Capital LLC
1.003% due 10/14/2011	8,300	8,314

Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019	200	216

Boeing Co.
3.500% due 02/15/2015	115	121
8.750% due 08/15/2021	50	67

Boston Scientific Corp.
5.125% due 01/12/2017	21,805	22,304
5.450% due 06/15/2014	2,000	2,134
6.000% due 01/15/2020	500	524
6.400% due 06/15/2016	2,000	2,180

Bottling Group LLC
6.950% due 03/15/2014	70	81

Brunswick Corp.
11.750% due 08/15/2013	18,000	21,510

Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	18,000	17,080
7.290% due 06/01/2036	55	65

Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,256

Canadian National Railway Co.
6.250% due 08/01/2034	100	113

Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	98
5.700% due 05/15/2017	590	660
6.250% due 03/15/2038	20,000	21,594
6.500% due 02/15/2037	25,000	27,799
6.700% due 07/15/2011	12,860	13,083

Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	25,558
6.000% due 06/15/2017	10,600	11,780

Caterpillar, Inc.
5.700% due 08/15/2016	100	114

CBS Corp.
5.625% due 08/15/2012	15,000	15,826

CC Holdings GS V LLC
7.750% due 05/01/2017	1,500	1,643

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	$200	$231

Cemex Finance LLC
9.500% due 12/14/2016	102,000	110,415

Cemex S.A.B. de C.V.
9.000% due 01/11/2018	25,000	26,344

Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,469

Centex Corp.
5.250% due 06/15/2015	4,500	4,590
5.700% due 05/15/2014	1,500	1,568
6.500% due 05/01/2016	19,120	19,981

Chart Industries, Inc.
9.125% due 10/15/2015	800	840

Chesapeake Energy Corp.
6.500% due 08/15/2017	50	54
6.625% due 08/15/2020	48,700	52,109
7.250% due 12/15/2018	3,000	3,368
7.625% due 07/15/2013	8,446	9,502
9.500% due 02/15/2015	3,685	4,588

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,000	2,113
9.500% due 05/15/2016	15	17

Cisco Systems, Inc.
5.500% due 02/22/2016	100	112

CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014	17,900	18,795

CityCenter Holdings LLC
7.625% due 01/15/2016	19,900	20,646

CoBank ACB
7.875% due 04/16/2018	4,900	5,531

Codelco, Inc.
6.150% due 10/24/2036	23,200	25,616
7.500% due 01/15/2019	3,400	4,118

Colgate-Palmolive Co.
5.980% due 04/25/2012	150	158

Colorado Interstate Gas Co.
6.850% due 06/15/2037	250	271

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	5,697	6,419

Comcast Cable Communications LLC
7.125% due 06/15/2013	400	445

Comcast Corp.
4.950% due 06/15/2016	230	246
5.150% due 03/01/2020	75	78
5.300% due 01/15/2014	150	163
5.650% due 06/15/2035	435	410
5.700% due 05/15/2018	335	365
5.700% due 07/01/2019	15	16
5.850% due 11/15/2015	825	919
5.900% due 03/15/2016	7,725	8,591
6.300% due 11/15/2017	390	440
6.450% due 03/15/2037	22,000	22,592
6.500% due 01/15/2015	250	283
6.500% due 01/15/2017	383	436
6.550% due 07/01/2039	120	125
7.050% due 03/15/2033	725	812

Commercial Metals Co.
6.500% due 07/15/2017	2,400	2,460

Community Health Systems, Inc.
8.875% due 07/15/2015	2,500	2,644

Computer Sciences Corp.
5.000% due 02/15/2013	5,000	5,263
5.500% due 03/15/2013	2,000	2,127
6.500% due 03/15/2018	31,745	34,485

ConAgra Foods, Inc.
6.750% due 09/15/2011	214	220

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ConocoPhillips
5.900% due 10/15/2032	$300	$322

Continental Airlines Pass-Through Trust
6.503% due 12/15/2012	9,220	9,312
6.820% due 11/01/2019	4,904	5,198
7.707% due 10/02/2022	2,482	2,687
9.000% due 07/08/2016	12,916	14,660

Continental Airlines, Inc.
6.750% due 09/15/2015	2,500	2,534
6.920% due 04/02/2013 (p)	3,870	3,833

Con-way, Inc.
7.250% due 01/15/2018	19,400	21,053

Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014	2,000	2,225
9.250% due 06/30/2020	11,000	12,293

Costco Wholesale Corp.
5.500% due 03/15/2017	100	114

Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	7,920

Cox Communications, Inc.
4.625% due 06/01/2013	6,000	6,368
5.450% due 12/15/2014	340	375
5.875% due 12/01/2016	350	387
6.450% due 12/01/2036	5,000	5,169
7.125% due 10/01/2012	35	38
8.375% due 03/01/2039	105	134
9.375% due 01/15/2019	175	227

CRH America, Inc.
8.125% due 07/15/2018	10,000	11,768

CSC Holdings LLC
6.750% due 04/15/2012	5,000	5,200
7.625% due 04/01/2011	1,000	1,000
7.875% due 02/15/2018	125	139
8.500% due 04/15/2014	500	563
8.500% due 06/15/2015	750	823

CSN Islands XI Corp.
6.875% due 09/21/2019	25,600	28,544

CSN Resources S.A.
6.500% due 07/21/2020	27,000	28,890

CSX Corp.
5.600% due 05/01/2017	21,200	23,395
6.250% due 03/15/2018	5,852	6,673

CVS Pass-Through Trust
6.036% due 12/10/2028	27	28
6.943% due 01/10/2030	18,639	20,313
7.507% due 01/10/2032	104,538	120,235

Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,110
6.000% due 10/01/2015	5,300	5,799
8.950% due 07/01/2017	7,000	8,549

Daimler Finance North America LLC
5.750% due 09/08/2011	98,720	100,879
6.500% due 11/15/2013	37,700	42,097
7.300% due 01/15/2012	32,620	34,270

Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	15,476

Delhaize America LLC
9.000% due 04/15/2031	80	102

Dell, Inc.
4.700% due 04/15/2013	116,200	123,738
5.650% due 04/15/2018	77,370	85,139
6.500% due 04/15/2038	95,000	102,720

Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018	21,742	22,558
7.111% due 03/18/2013	10,000	10,300
7.750% due 06/17/2021	4,895	5,360

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deluxe Corp.
5.125% due 10/01/2014		$6,200	$6,247

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		5,537	5,731

Deutsche Telekom International Finance BV
5.750% due 03/23/2016		385	431
6.500% due 04/08/2022	GBP	15,400	27,256
6.750% due 08/20/2018		$32,190	38,008
8.750% due 06/15/2030		2,870	3,770

Devon Energy Corp.
5.625% due 01/15/2014		250	276
6.300% due 01/15/2019		655	768

Devon Financing Corp. ULC
6.875% due 09/30/2011		8,675	8,941
7.875% due 09/30/2031		2,000	2,575

Diageo Capital PLC
5.500% due 09/30/2016		50	56

DirecTV Holdings LLC
4.600% due 02/15/2021		70	68

Discovery Communications LLC
5.050% due 06/01/2020		45	47

DISH DBS Corp.
6.375% due 10/01/2011		17,250	17,638
6.625% due 10/01/2014		12,000	12,735
7.000% due 10/01/2013		2,450	2,658
7.125% due 02/01/2016		26,550	28,475
7.750% due 05/31/2015		16,250	17,875

Dolphin Energy Ltd.
5.888% due 06/15/2019		1,107	1,184

Domtar Corp.
9.500% due 08/01/2016		30,670	36,421

Dow Chemical Co.
2.562% due 08/08/2011		900	907
4.850% due 08/15/2012		61,000	63,897
5.700% due 05/15/2018		500	539
5.900% due 02/15/2015		2,100	2,327
6.000% due 10/01/2012		3,440	3,680
6.850% due 08/15/2013		500	551
7.375% due 11/01/2029		45	54
7.600% due 05/15/2014		1,250	1,444
8.550% due 05/15/2019		50,790	64,220
9.400% due 05/15/2039		600	894

DR Horton, Inc.
5.250% due 02/15/2015		10,000	10,200
5.625% due 09/15/2014		3,000	3,150
5.625% due 01/15/2016		13,700	13,940
6.125% due 01/15/2014		5,000	5,325
6.500% due 04/15/2016		51,500	54,075

Duke University
5.150% due 04/01/2019		5,300	5,833

E.I. Du Pont De Nemours & Co.
4.750% due 11/15/2012		175	185
5.000% due 01/15/2013		100	107
5.250% due 12/15/2016		10,000	11,143

Eastman Kodak Co.
7.250% due 11/15/2013		80	80

Eaton Vance Corp.
6.500% due 10/02/2017		21,100	23,899

Ecopetrol S.A.
7.625% due 07/23/2019		79,515	92,039

El Paso Corp.
7.000% due 05/15/2011		10,850	10,965
7.000% due 06/15/2017		1,950	2,190
7.875% due 06/15/2012		14,100	15,040
9.625% due 05/15/2012		13,050	14,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

El Paso Natural Gas Co.
5.950% due 04/15/2017	$3,295	$3,638
8.375% due 06/15/2032	13,895	17,077

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	50	55

Emerson Electric Co.
4.500% due 05/01/2013	95	101

Enbridge Energy Partners LP
5.875% due 12/15/2016	50	55

Enbridge, Inc.
4.900% due 03/01/2015	50	54

EnCana Corp.
6.300% due 11/01/2011	10,420	10,756
6.500% due 05/15/2019	95	111
6.500% due 08/15/2034	100	107
6.625% due 08/15/2037	275	298

Energy Transfer Partners LP
5.650% due 08/01/2012	6,145	6,458
6.000% due 07/01/2013	1,435	1,559
6.125% due 02/15/2017	60	67
6.700% due 07/01/2018	1,000	1,133
7.500% due 07/01/2038	5,000	5,801
9.000% due 04/15/2019	40	51

Enterprise Products Operating LLC
4.600% due 08/01/2012	6,000	6,244
5.600% due 10/15/2014	85	94
6.500% due 01/31/2019	25,000	28,420
8.375% due 08/01/2066	2,000	2,162

Erac USA Finance LLC
5.800% due 10/15/2012	10,000	10,626
6.375% due 10/15/2017	1,900	2,130

Expedia, Inc.
8.500% due 07/01/2016	16,500	18,026

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,061

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021	31,000	32,162
7.500% due 05/04/2020	21,106	23,006

First Data Corp.
8.250% due 01/15/2021	2,023	2,028
9.875% due 09/24/2015	453	467
12.625% due 01/15/2021	2,023	2,205

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	500	603

FMC Corp.
5.200% due 12/15/2019	15,000	15,545

Fortune Brands, Inc.
5.375% due 01/15/2016	33,600	35,657
8.625% due 11/15/2021	10,500	12,125

Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,667

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	7,345	8,107

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	6,392	6,472

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	1,600	1,842

Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,216

GATX Corp.
4.750% due 10/01/2012	25,000	26,128

Gazprom International S.A.
7.201% due 02/01/2020	2,588	2,827

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	26,031	28,358

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	59,710	67,980

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund  (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		$59,400	$	62,293
5.875% due 06/01/2015	EUR	20,000		30,434
6.212% due 11/22/2016		$41,800		45,855
6.510% due 03/07/2022		8,300		8,860
6.605% due 02/13/2018	EUR	500		767
7.288% due 08/16/2037		$48,160		52,247
7.343% due 04/11/2013		52,900		58,454
7.510% due 07/31/2013		35,000		38,981
8.146% due 04/11/2018		197,250		233,440
8.625% due 04/28/2034		192,520		238,436
9.250% due 04/23/2019		25,600		31,967

Genentech, Inc.
4.750% due 07/15/2015		100		109

General Electric Co.
5.250% due 12/06/2017		31,848		34,679

General Mills, Inc.
5.250% due 08/15/2013		15,000		16,298
6.000% due 02/15/2012		7,013		7,340

Georgia-Pacific LLC
7.125% due 01/15/2017		18,800		20,046
7.700% due 06/15/2015		1,150		1,308
7.750% due 11/15/2029		700		773
8.000% due 01/15/2024		500		574
8.125% due 05/15/2011		12,500		12,641
8.250% due 05/01/2016		5,000		5,662
9.500% due 12/01/2011		1,855		1,959

Gerdau Holdings, Inc.
7.000% due 01/20/2020		123,600		137,505

Gerdau Trade, Inc.
5.750% due 01/30/2021		75,200		76,516

GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014		100		108
4.850% due 05/15/2013		28,530		30,697
5.650% due 05/15/2018		100,045		112,411

Grohe Holding GmbH
3.873% due 01/15/2014	EUR	5,600		7,946

Hanson Australia Funding Ltd.
5.250% due 03/15/2013		$15,000		15,675

Hanson Ltd.
6.125% due 08/15/2016		73,000		76,285

Hasbro, Inc.
6.300% due 09/15/2017		8,995		9,906

HCA, Inc.
6.250% due 02/15/2013		8,100		8,444
6.750% due 07/15/2013		9,000		9,506
7.250% due 09/15/2020		7,000		7,525
7.500% due 12/15/2023		3,000		2,850
8.360% due 04/15/2024		2,900		2,914
8.500% due 04/15/2019		8,100		9,032
9.125% due 11/15/2014		59,180		62,361
9.250% due 11/15/2016		46,354		50,120
9.625% due 11/15/2016 (e)		10,000		10,800
9.875% due 02/15/2017		5,225		5,878

Health Management Associates, Inc.
6.125% due 04/15/2016		16,000		16,600

Hewlett-Packard Co.
2.250% due 05/27/2011		1,600		1,605
2.950% due 08/15/2012		35		36
6.500% due 07/01/2012		175		187

Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826		9,194

Historic TW, Inc.
9.125% due 01/15/2013		12,125		13,656

HJ Heinz Co.
5.350% due 07/15/2013		27,500		29,867

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HJ Heinz Finance Co.
6.000% due 03/15/2012	$27,000	$28,350

Home Depot, Inc.
5.400% due 03/01/2016	3,000	3,315

Honeywell International, Inc.
5.300% due 03/01/2018	20	22
6.125% due 11/01/2011	575	595

Husky Energy, Inc.
6.250% due 06/15/2012	1,000	1,060

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	6,000	6,469
6.500% due 02/13/2013	8,000	8,694
7.625% due 04/09/2019	10,000	11,993

Hyundai Capital America
3.750% due 04/06/2016	20,000	19,700

Hyundai Motor Manufacturing Czech SRO
4.500% due 04/15/2015	6,000	6,154

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	5,000	5,178

Indosat Palapa Co. BV
7.375% due 07/29/2020	15,000	16,557

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	445	472

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015	60	62

Intergen NV
9.000% due 06/30/2017	1,062	1,150

International Business Machines Corp.
5.700% due 09/14/2017	27,958	31,645
7.625% due 10/15/2018	170	213

International Paper Co.
5.300% due 04/01/2015	200	215

JC Penney Corp., Inc.
9.000% due 08/01/2012	4,900	5,366

Johnson & Johnson
6.950% due 09/01/2029	100	125

Jones Group, Inc.
5.125% due 11/15/2014	44,170	44,667

KazMunayGas National Co.
7.000% due 05/05/2020	50,000	54,125

KB Home
5.750% due 02/01/2014	10,000	10,150
5.875% due 01/15/2015	29,140	28,921
6.250% due 06/15/2015	17,355	17,268

Kellogg Co.
5.125% due 12/03/2012	300	320

Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,253
6.950% due 07/01/2024	3,825	4,233

KeySpan Corp.
4.650% due 04/01/2013	6,900	7,252

Kimberly-Clark Corp.
5.000% due 08/15/2013	20	22

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	227
5.950% due 02/15/2018	29,370	32,333
6.500% due 09/01/2039	10,145	10,431
6.950% due 01/15/2038	28,465	30,782
7.125% due 03/15/2012	165	174
7.400% due 03/15/2031	220	247

Kohl’s Corp.
6.250% due 12/15/2017	40,500	46,396

Kraft Foods, Inc.
5.250% due 10/01/2013	150	163
5.625% due 11/01/2011	6,262	6,436
6.125% due 02/01/2018	154,460	172,631
6.125% due 08/23/2018	15,000	16,774

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 08/11/2017		$510	$582
6.875% due 02/01/2038		57,500	63,955

Kroger Co.
3.900% due 10/01/2015		250	259
5.000% due 04/15/2013		500	534

L-3 Communications Corp.
5.200% due 10/15/2019		8,200	8,558

Lender Processing Services, Inc.
8.125% due 07/01/2016		500	523

Lennar Corp.
5.500% due 09/01/2014		29,500	29,648
5.600% due 05/31/2015		44,986	44,536
5.950% due 10/17/2011		18,000	18,360
5.950% due 03/01/2013		15,800	16,432
6.500% due 04/15/2016		4,000	4,020

Lexmark International, Inc.
5.900% due 06/01/2013		21,470	22,892
6.650% due 06/01/2018		9,600	10,384

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	270

Limited Brands, Inc.
5.250% due 11/01/2014		$4,496	4,698
6.125% due 12/01/2012		12,040	12,762
6.900% due 07/15/2017		102,465	110,406
8.500% due 06/15/2019		17,000	19,592

Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,576

Loews Corp.
5.250% due 03/15/2016		37,500	40,570

Lowe’s Cos., Inc.
5.000% due 10/15/2015		140	155
5.500% due 10/15/2035		50	50

Lukoil International Finance BV
6.125% due 11/09/2020		600	615

Lyondell Chemical Co.
8.000% due 11/01/2017		37,625	41,576

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		79,830	82,624
5.875% due 01/15/2013		21,364	22,833
5.900% due 12/01/2016		15,000	16,200
8.000% due 07/15/2012		12,125	13,034
8.375% due 07/15/2015		51,610	60,255

Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	66,199

Marathon Oil Corp.
6.000% due 10/01/2017		$40,500	45,577

Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,333

Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,591
6.375% due 06/15/2017		14,400	16,149

Masco Corp.
4.800% due 06/15/2015		9,000	8,938
5.850% due 03/15/2017		12,020	11,788
5.875% due 07/15/2012		59,000	61,768
6.125% due 10/03/2016		15,200	15,587
7.125% due 08/15/2013		10,000	10,729

Mattel, Inc.
6.125% due 06/15/2011		10,000	10,092

Maytag Corp.
5.000% due 05/15/2015		10,000	10,240

McDonald’s Corp.
5.000% due 02/01/2019		200	218
5.300% due 03/15/2017		125	139

McKesson Corp.
5.700% due 03/01/2017		11,600	12,849
7.500% due 02/15/2019		8,000	9,678

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MDC Holdings, Inc.
5.375% due 12/15/2014		$12,000	$12,635
7.000% due 12/01/2012		10,000	10,704

MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	21,534

Meccanica Holdings USA
6.250% due 01/15/2040		10,600	9,805

MGM Resorts International
9.000% due 03/15/2020		6,000	6,608
10.375% due 05/15/2014		5,650	6,498

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,100	4,446
6.700% due 09/15/2019		55	61

Motorola Solutions, Inc.
5.375% due 11/15/2012		9,100	9,574
6.000% due 11/15/2017		400	438
8.000% due 11/01/2011		9,175	9,531

Motors Liquidation Co.
8.375% due 07/05/2033 (a)	EUR	20,000	8,007

Nabors Industries, Inc.
6.150% due 02/15/2018		$49,800	54,512

Nakilat, Inc.
6.067% due 12/31/2033		3,700	3,709

New York Times Co.
5.000% due 03/15/2015		26,930	26,991

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		19,000	20,963

Newfield Exploration Co.
6.625% due 04/15/2016		600	623

Newmont Mining Corp.
6.250% due 10/01/2039		5,000	5,319

News America, Inc.
5.300% due 12/15/2014		500	552
6.650% due 11/15/2037		60	63
6.900% due 03/01/2019		70	82
8.450% due 08/01/2034		20	24

Noble Group Ltd.
4.875% due 08/05/2015		49,000	50,814
6.750% due 01/29/2020		96,100	103,115
8.500% due 05/30/2013		9,000	10,102

Nokia OYJ
5.375% due 05/15/2019		115	117
6.625% due 05/15/2039		115	117

Nordstrom, Inc.
6.250% due 01/15/2018		42,825	49,002
6.750% due 06/01/2014		2,400	2,742

Norfolk Southern Corp.
5.750% due 04/01/2018		800	897

Northwest Airlines Pass-Through Trust
1.062% due 11/20/2015		2,147	2,028
7.041% due 10/01/2023		11,042	11,483
7.150% due 04/01/2021		1,584	1,592

Northwest Pipeline GP
7.000% due 06/15/2016		113	133

Novartis Capital Corp.
4.125% due 02/10/2014		2,969	3,174
4.400% due 04/24/2020		45,000	46,580

Novartis Securities Investment Ltd.
5.125% due 02/10/2019		71	77

Novatek Finance Ltd.
5.326% due 02/03/2016		76,000	78,441

Nucor Corp.
5.850% due 06/01/2018		13,000	14,818
6.400% due 12/01/2037		600	687

NXP BV
3.748% due 10/15/2013	EUR	9,500	13,430

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$75,900	$80,359

Office Depot, Inc.
6.250% due 08/15/2013		73,035	75,591

ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,278
6.850% due 10/15/2037		31,800	34,919

OPTI Canada, Inc.
8.250% due 12/15/2014		700	377

Oracle Corp.
4.950% due 04/15/2013		15,030	16,190
5.750% due 04/15/2018		19,335	21,645

Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		825	909

Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,714

Pactiv Corp.
8.125% due 06/15/2017		9,800	10,106

Pearson Dollar Finance PLC
5.500% due 05/06/2013		27,800	29,768
5.700% due 06/01/2014		5,000	5,464
6.250% due 05/06/2018		28,000	31,403

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	14,539
5.750% due 03/01/2018		$16,900	17,948
6.250% due 08/05/2013	EUR	1,200	1,830
6.375% due 08/05/2016		1,300	2,006
7.500% due 12/18/2013	GBP	2,260	3,988

PepsiCo, Inc.
7.000% due 03/01/2029		$100	124
7.900% due 11/01/2018		150	190

Petrobras International Finance Co.
3.875% due 01/27/2016		190,000	191,979
5.750% due 01/20/2020		132,400	137,100
6.750% due 01/27/2041		50,000	51,720
6.875% due 01/20/2040		50,000	52,590
7.875% due 03/15/2019		68,930	81,196
8.375% due 12/10/2018		5,025	6,077

Petroleos Mexicanos
4.875% due 03/15/2015		700	749
5.500% due 01/09/2017	EUR	3,200	4,737
5.500% due 01/21/2021		$21,200	21,624
8.000% due 05/03/2019		22,800	27,497

Petronas Capital Ltd.
7.875% due 05/22/2022		160	204

Pfizer, Inc.
4.450% due 03/15/2012		250	259
4.650% due 03/01/2018		150	158

Pharmacia Corp.
6.750% due 12/15/2027		5,000	5,854

PHH Corp.
9.250% due 03/01/2016		2,500	2,731

Philip Morris International, Inc.
4.875% due 05/16/2013		62,800	67,335
5.650% due 05/16/2018		26,700	29,716

Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	29,405

Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	15,567

Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,899
6.125% due 01/15/2017		25	28

Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014		500	545

PPG Industries, Inc.
6.650% due 03/15/2018		23,500	27,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Praxair, Inc.
6.375% due 04/01/2012	$200	$211

President and Fellows of Harvard College
6.000% due 01/15/2019	34,800	40,076

Pride International, Inc.
6.875% due 08/15/2020	18,500	21,067
7.875% due 08/15/2040	6,100	7,358

Princeton University
4.950% due 03/01/2019	6,800	7,385

Pulte Group, Inc.
5.250% due 01/15/2014	35,000	35,700
6.250% due 02/15/2013	10,000	10,450
7.625% due 10/15/2017	2,500	2,600

Quest Diagnostics, Inc.
5.450% due 11/01/2015	1,900	2,073

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	5,183

Reliance Holdings USA, Inc.
4.500% due 10/19/2020	1,000	942

Rexam PLC
6.750% due 06/01/2013	16,500	17,898

Reynolds American, Inc.
1.010% due 06/15/2011	71,700	71,757
6.750% due 06/15/2017	11,200	12,810
7.250% due 06/01/2012	46,540	49,660
7.250% due 06/01/2013	94,600	105,806
7.250% due 06/15/2037	1,100	1,168
7.625% due 06/01/2016	12,850	15,264
7.750% due 06/01/2018	8,100	9,477

Reynolds Group Issuer, Inc.
7.125% due 04/15/2019	12,000	12,360

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	8,474

Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018	150	173
7.125% due 07/15/2028	60	73
8.950% due 05/01/2014	65	78
9.000% due 05/01/2019	110	145

Roche Holdings, Inc.
6.000% due 03/01/2019	99,778	113,126
7.000% due 03/01/2039	143,373	175,164

Rockies Express Pipeline LLC
6.875% due 04/15/2040	8,257	8,134

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	800	823

Rogers Communications, Inc.
6.375% due 03/01/2014	310	348
6.800% due 08/15/2018	100	117
7.500% due 03/15/2015	75	89

Rohm and Haas Co.
6.000% due 09/15/2017	140,190	154,775
7.850% due 07/15/2029	4,700	5,601

RPM International, Inc.
6.500% due 02/15/2018	26,800	28,534

RR Donnelley & Sons Co.
4.950% due 04/01/2014	800	829
5.625% due 01/15/2012	40,078	40,850
6.125% due 01/15/2017	14,200	14,761
8.600% due 08/15/2016	25,000	28,560
11.250% due 02/01/2019	25,600	32,218

Ryder System, Inc.
6.000% due 03/01/2013	18,690	20,131

Ryland Group, Inc.
5.375% due 01/15/2015	9,000	9,135
6.625% due 05/01/2020	10,000	9,800
8.400% due 05/15/2017	28,000	31,220

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

RZD Capital Ltd.
5.739% due 04/03/2017	$19,810	$	20,720

SABMiller PLC
5.500% due 08/15/2013	38,300		41,620
6.500% due 07/01/2016	1,900		2,172

SandRidge Energy, Inc.
8.625% due 04/01/2015 (e)	13,025		13,587

Sanmina-SCI Corp.
8.125% due 03/01/2016	300		312

SBA Tower Trust
5.101% due 04/15/2017	2,200		2,255

SCA Finans AB
4.500% due 07/15/2015	5,250		5,434

Seagate Technology HDD Holdings
6.375% due 10/01/2011	39,045		40,021

Sealed Air Corp.
5.625% due 07/15/2013	9,250		9,694

Shell International Finance BV
4.300% due 09/22/2019	500		515

Sheraton Holding Corp.
7.375% due 11/15/2015	5,000		5,625

Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	1,200		1,247
5.750% due 10/17/2016	21,100		23,769
6.125% due 08/17/2026	10,800		12,185

Snap-On, Inc.
6.125% due 09/01/2021	67,000		73,025

Sonat, Inc.
7.625% due 07/15/2011	25,510		26,018

Southern Natural Gas Co.
5.900% due 04/01/2017	5,000		5,580
8.000% due 03/01/2032	500		612

Southwest Airlines Co.
5.125% due 03/01/2017	4,500		4,669

Southwestern Energy Co.
7.500% due 02/01/2018	500		569

Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850		25,897
6.200% due 04/15/2018	8,400		9,344

Staples, Inc.
9.750% due 01/15/2014	18,000		21,607

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	35,271		37,872
7.875% due 05/01/2012	35,500		37,763
7.875% due 10/15/2014	43,700		50,168

STATS ChipPAC Ltd.
7.500% due 08/12/2015	10,000		10,950

Steel Dynamics, Inc.
7.375% due 11/01/2012	800		856

Suncor Energy, Inc.
6.100% due 06/01/2018	3,900		4,406
6.850% due 06/01/2039	1,600		1,810

SunGard Data Systems, Inc.
10.250% due 08/15/2015	9,000		9,472

SUPERVALU, Inc.
8.000% due 05/01/2016 (l)	1,950		1,960

Systems Asset Trust LLC
7.156% due 12/15/2011	3,231		3,308

Target Corp.
5.125% due 01/15/2013	2,000		2,141
5.375% due 05/01/2017	40		45
5.875% due 03/01/2012	245		257
6.000% due 01/15/2018	200		229
7.000% due 01/15/2038	127,500		151,038

Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000		12,494

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

TCI Communications, Inc.
8.750% due 08/01/2015	$5	$	6

Teck Resources Ltd.
9.750% due 05/15/2014	5,571		6,767

Telefonica Emisiones SAU
5.855% due 02/04/2013	114		122
5.877% due 07/15/2019	20		21
6.221% due 07/03/2017	200		218
6.421% due 06/20/2016	196		218
7.045% due 06/20/2036	75		82

Temple-Inland, Inc.
6.625% due 01/15/2016	5,000		5,436
6.875% due 01/15/2018	15,430		16,703
7.875% due 05/01/2012	5,500		5,868

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	10,275		11,462

Tesco PLC
5.500% due 11/15/2017	500		554

Time Warner Cable, Inc.
5.400% due 07/02/2012	9,469		9,955
5.850% due 05/01/2017	60		66
6.200% due 07/01/2013	4,858		5,340
6.550% due 05/01/2037	215		219
6.750% due 07/01/2018	155		176
8.250% due 02/14/2014	80		93
8.250% due 04/01/2019	675		823
8.750% due 02/14/2019	175		218

Time Warner, Inc.
5.875% due 11/15/2016	2,035		2,270
6.100% due 07/15/2040	1,800		1,766
6.500% due 11/15/2036	20,000		20,609
6.875% due 05/01/2012	390		414
7.625% due 04/15/2031	970		1,121
7.700% due 05/01/2032	115		134

Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000		10,202
5.950% due 09/15/2013 (l)	10,000		10,391
6.750% due 11/01/2019	10,000		10,331
8.910% due 10/15/2017	77,650		90,077

Total Capital S.A.
4.450% due 06/24/2020	72,100		73,656

TransCanada Pipelines Ltd.
6.500% due 08/15/2018	400		466
7.125% due 01/15/2019	35,124		42,513
7.250% due 08/15/2038	110		132
7.625% due 01/15/2039	39,682		49,297

Transocean, Inc.
4.950% due 11/15/2015	224,000		236,686
6.000% due 03/15/2018	3,000		3,241
6.625% due 04/15/2011	5,330		5,337

Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700		7,141
6.550% due 10/01/2017	9,800		11,213

Tyson Foods, Inc.
6.850% due 04/01/2016	18,908		21,224
10.500% due 03/01/2014	43,500		52,418

UAL Equipment Trust AB
10.850% due 02/19/2015 (a)	1,993		1,011

UAL Pass-Through Trust
8.030% due 01/01/2013 (a)	1,873		1,902
9.200% due 03/29/2049 (a)	1,706		938
10.020% due 03/22/2014 (a)	6,535		2,826
10.125% due 03/22/2015 (a)	8,989		3,753
10.400% due 05/01/2018	51,606		59,089

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Union Pacific Corp.
5.450% due 01/31/2013	$13,475	$	14,485
5.700% due 08/15/2018	8,500		9,516
6.125% due 02/15/2020	40,000		45,927

Union Pacific Railroad Co. Pass-Through Trust
4.698% due 01/02/2024	127		131

United Technologies Corp.
5.375% due 12/15/2017	20		22
6.100% due 05/15/2012	150		159

UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500		47,251
4.875% due 04/01/2013	175		186
6.000% due 02/15/2018	60,600		67,387
6.875% due 02/15/2038	7,500		8,440

Universal Corp.
5.000% due 09/01/2011	10,000		10,115
6.250% due 12/01/2014	33,000		35,548

Universal Health Services, Inc.
7.125% due 06/30/2016	17,575		19,100

Urbi Desarrollos Urbanos, S.A.B de C.V.
8.500% due 04/19/2016	1,500		1,556
9.500% due 01/21/2020	8,900		10,012

UST LLC
5.750% due 03/01/2018	52,665		55,921

Vale Overseas Ltd.
4.625% due 09/15/2020	23,750		23,256
6.250% due 01/23/2017	39,835		44,378
6.875% due 11/21/2036	39,878		42,533
6.875% due 11/10/2039	81,800		87,811
8.250% due 01/17/2034	2,565		3,134

Valero Energy Corp.
6.625% due 06/15/2037	25		25
9.375% due 03/15/2019	15,000		19,180

Viacom, Inc.
6.875% due 04/30/2036	145		159

Videotron Ltee
6.875% due 01/15/2014	500		509
9.125% due 04/15/2018	1,850		2,086

Vivendi S.A.
5.750% due 04/04/2013	145,000		155,691
6.625% due 04/04/2018	181,500		203,335

Walgreen Co.
5.250% due 01/15/2019	20		22

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300		3,510
4.550% due 05/01/2013	100		107
5.375% due 04/05/2017	2,716		3,049
5.800% due 02/15/2018	48,900		55,676

Walt Disney Co.
6.000% due 07/17/2017	70		80
6.375% due 03/01/2012	40		42

Waste Management, Inc.
5.000% due 03/15/2014	7,650		8,252
6.100% due 03/15/2018	1,800		2,007
7.125% due 12/15/2017	1,800		2,089
7.375% due 03/11/2019	12,000		14,452

WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360		10,827

Wesfarmers Ltd.
6.998% due 04/10/2013	48,200		53,116

Westvaco Corp.
7.950% due 02/15/2031	22,000		23,075

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Whirlpool Corp.
5.500% due 03/01/2013	$10,300	$10,946
6.125% due 06/15/2011	12,000	12,124
6.500% due 06/15/2016	5,000	5,494
7.750% due 07/15/2016	11,000	12,868
8.000% due 05/01/2012	600	639

Williams Cos., Inc.
7.875% due 09/01/2021	140	174

Windstream Corp.
8.125% due 08/01/2013	5,000	5,512
8.625% due 08/01/2016	3,300	3,514

WM Wrigley Jr. Co.
2.450% due 06/28/2012	5,000	5,017
3.050% due 06/28/2013	6,250	6,351

WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,084

WPP Finance UK
5.875% due 06/15/2014	2,400	2,638

Wyeth
5.500% due 03/15/2013	10,000	10,837
5.500% due 02/01/2014	225	248
5.500% due 02/15/2016	850	951
7.250% due 03/01/2023	250	311

Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,260

Xerox Corp.
5.500% due 05/15/2012	250	261
6.750% due 02/01/2017	250	287
6.875% due 08/15/2011	100	102

Xstrata Canada Corp.
6.000% due 10/15/2015	110	121

Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,575
5.800% due 11/15/2016	1,265	1,401

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,244

		12,475,413

UTILITIES 1.8%

AES Corp.
7.750% due 03/01/2014	2,515	2,729
8.000% due 10/15/2017	4,500	4,860
9.750% due 04/15/2016	825	951

AES Red Oak LLC
8.540% due 11/30/2019	6,987	7,127

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	22,200	23,761
6.103% due 06/27/2012	28,025	29,493
7.700% due 08/07/2013	31,300	35,055
8.700% due 08/07/2018	91,600	113,698

Alabama Power Co.
5.500% due 10/15/2017	250	279

Alltel Corp.
7.000% due 07/01/2012	10,759	11,521

Ameren Energy Generating Co.
7.950% due 06/01/2032	2,000	1,950

Appalachian Power Co.
4.950% due 02/01/2015	25	27
5.650% due 08/15/2012	2,840	2,993

AT&T Corp.
7.300% due 11/15/2011	2,715	2,828
8.000% due 11/15/2031	350	439

AT&T Mobility LLC
6.500% due 12/15/2011	330	344

AT&T, Inc.
4.850% due 02/15/2014	5,000	5,406
4.950% due 01/15/2013	176,990	188,474

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.100% due 09/15/2014		$1,510	$1,651
5.350% due 09/01/2040		739	664
5.500% due 02/01/2018		195,000	212,971
5.625% due 06/15/2016		25	28
5.800% due 02/15/2019		335	372
6.300% due 01/15/2038		123,240	124,519
6.400% due 05/15/2038		180	184
6.450% due 06/15/2034		100	103
6.500% due 09/01/2037		309,500	321,507
6.550% due 02/15/2039		50	52
6.700% due 11/15/2013		100	113

Baltimore Gas & Electric Co.
6.125% due 07/01/2013		30	33

BellSouth Corp.
4.295% due 04/26/2021		25,800	25,858
5.200% due 09/15/2014		27,800	30,389
6.550% due 06/15/2034		20,000	20,982

BP Capital Markets PLC
1.550% due 08/11/2011		50,000	50,183
2.375% due 12/14/2011		2,730	2,759
2.750% due 06/14/2011	CHF	10,800	11,812
3.125% due 03/10/2012		$20,400	20,853
3.625% due 05/08/2014		80	83
5.250% due 11/07/2013		820	887

British Telecommunications PLC
5.150% due 01/15/2013		450	479

Calpine Construction Finance Co. LP
8.000% due 06/01/2016		18,000	19,710

Carolina Power & Light Co.
6.500% due 07/15/2012		275	294

CenterPoint Energy, Inc.
5.950% due 02/01/2017		7,800	8,487

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		35,700	40,162
7.750% due 11/30/2015		1,300	1,518

CenturyLink, Inc.
6.000% due 04/01/2017		12,800	13,670
6.150% due 09/15/2019		4,000	4,202
7.600% due 09/15/2039		8,900	9,556

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		9,000	9,569

CMS Energy Corp.
8.500% due 04/15/2011		75	75

Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015		100	111
5.850% due 04/01/2018		105,540	119,436
6.750% due 04/01/2038		35,000	41,398
7.125% due 12/01/2018		335	405

Consolidated Natural Gas Co.
6.250% due 11/01/2011		15,880	16,380

Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,000	3,118

Dominion Resources, Inc.
5.000% due 03/15/2013		250	267
5.200% due 01/15/2016		15,300	16,550
5.250% due 08/01/2033		70	76
5.700% due 09/17/2012		100	106
6.400% due 06/15/2018		22,010	25,142
7.000% due 06/15/2038		25	29
8.875% due 01/15/2019		105	134

Duke Energy Carolinas LLC
5.100% due 04/15/2018		14,050	15,353
5.300% due 02/15/2040		10	10
5.625% due 11/30/2012		5,100	5,462
5.750% due 11/15/2013		290	323

Duke Energy Corp.
6.300% due 02/01/2014		267	298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Energy Ohio, Inc.
5.700% due 09/15/2012	$135	$144

E.ON International Finance BV
6.650% due 04/30/2038	1,100	1,269

EDF S.A.
4.600% due 01/27/2020	95,900	97,810
5.500% due 01/26/2014	168,600	184,690
5.600% due 01/27/2040	70,000	70,004
6.500% due 01/26/2019	170,190	195,214
6.950% due 01/26/2039	164,850	192,148

El Paso Performance-Linked Trust
7.750% due 07/15/2011	107,185	109,250

Embarq Corp.
6.738% due 06/01/2013	300	325
7.082% due 06/01/2016	96,169	109,343
7.995% due 06/01/2036	300	339

Enel Finance International NV
5.125% due 10/07/2019	235	237
5.700% due 01/15/2013	300	318
6.250% due 09/15/2017	2,400	2,628
6.800% due 09/15/2037	1,700	1,711

FirstEnergy Corp.
6.450% due 11/15/2011	607	625
7.375% due 11/15/2031	95	103

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	115	114

Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,115

Florida Power Corp.
5.100% due 12/01/2015	500	552
5.650% due 06/15/2018	70	78

France Telecom S.A.
2.125% due 09/16/2015	10,000	9,787
4.375% due 07/08/2014	26,300	28,245
8.500% due 03/01/2031	490	661

Frontier Communications Corp.
6.250% due 01/15/2013	10,000	10,600
8.250% due 05/01/2014	1,000	1,115

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	87,500	105,459
10.500% due 03/25/2014	100,200	120,791

GTE Corp.
6.940% due 04/15/2028	50	56

Gulf Power Co.
5.300% due 12/01/2016	40	44

Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	150	146

Indiana Michigan Power Co.
5.650% due 12/01/2015	425	463

Integrys Energy Group, Inc.
6.110% due 12/01/2066	375	367

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	200	208

Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	62

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	15,300	16,122

Kinder Morgan, Inc.
5.150% due 03/01/2015	1,900	2,000
6.500% due 09/01/2012	4,250	4,526

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	2,500	2,438
6.250% due 06/17/2014	5,700	6,238

KT Corp.
4.875% due 07/15/2015	100	104

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Majapahit Holding BV
7.250% due 10/17/2011	$15,000	$15,488
7.250% due 06/28/2017	900	989
7.750% due 01/20/2020	10,400	11,752
8.000% due 08/07/2019	3,600	4,104

MidAmerican Energy Co.
4.650% due 10/01/2014	100	108

MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	72
6.125% due 04/01/2036	44,390	47,200

Midwest Generation LLC
8.560% due 01/02/2016	1,199	1,223

Monongahela Power Co.
7.950% due 12/15/2013	13,000	14,792

National Grid PLC
6.300% due 08/01/2016	4,500	5,110

Nevada Power Co.
6.750% due 07/01/2037	500	571
7.125% due 03/15/2019	165	194

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	10,505	11,305

NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013	1,965	2,105
7.875% due 12/15/2015	8,000	9,489

NGPL PipeCo LLC
6.514% due 12/15/2012	201,330	215,631
7.119% due 12/15/2017	58,640	65,506
7.768% due 12/15/2037	5,250	5,654

Northwestern Bell Telephone
7.750% due 05/01/2030	19,625	20,018

NRG Energy, Inc.
7.375% due 02/01/2016	7,400	7,678
7.375% due 01/15/2017	11,700	12,226
8.250% due 09/01/2020	17,000	17,765
8.500% due 06/15/2019	20	21

NV Energy, Inc.
6.750% due 08/15/2017	10	10

Ohio Edison Co.
5.450% due 05/01/2015	350	377

Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	109	124

Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	555
5.800% due 03/01/2037	525	532
8.250% due 10/15/2018	470	601

PacifiCorp
5.500% due 01/15/2019	75	83

Peco Energy Co.
5.950% due 10/01/2036	50	53

Penn Virginia Corp.
10.375% due 06/15/2016	400	454

Petronas Global Sukuk Ltd.
4.250% due 08/12/2014	205	216

PPL Capital Funding, Inc.
6.700% due 03/30/2067	2,008	1,983

PPL Energy Supply LLC
5.700% due 10/15/2035	5,000	5,363
6.300% due 07/15/2013	10,000	10,902
6.400% due 11/01/2011	11,000	11,359

Progress Energy, Inc.
7.050% due 03/15/2019	17,550	20,710
7.750% due 03/01/2031	520	646

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PSEG Power LLC
5.000% due 04/01/2014	$10,425	$11,103
5.320% due 09/15/2016	2,305	2,483
5.500% due 12/01/2015	8,000	8,705
6.950% due 06/01/2012	172	183
7.750% due 04/15/2011	2,979	2,984

Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	51

Puget Sound Energy, Inc.
5.757% due 10/01/2039	50	51

Qtel International Finance Ltd.
3.375% due 10/14/2016	11,100	10,738
4.750% due 02/16/2021	46,100	43,154
5.000% due 10/19/2025	29,600	26,252

Qwest Corp.
3.560% due 06/15/2013	50,820	53,234
6.500% due 06/01/2017	300	333
7.500% due 10/01/2014	1,700	1,951
7.625% due 06/15/2015	2,450	2,830
7.875% due 09/01/2011	7,135	7,349
8.375% due 05/01/2016	10,250	12,249
8.875% due 03/15/2012	52,375	56,172

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	64,333	67,067

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	2,500	2,687
5.832% due 09/30/2016	11,515	12,373
5.838% due 09/30/2027	45,300	45,550
6.332% due 09/30/2027	7,000	7,258
6.750% due 09/30/2019	11,400	12,851

Sempra Energy
9.800% due 02/15/2019	15,000	19,925

Southern California Edison Co.
5.500% due 08/15/2018	25	28
5.750% due 03/15/2014	500	555

Southern California Gas Co.
5.750% due 11/15/2035	75	80

Sprint Capital Corp.
8.375% due 03/15/2012	19,250	20,405

Sprint Nextel Corp.
6.000% due 12/01/2016	4,750	4,792

Telecom Italia Capital S.A.
0.913% due 07/18/2011	4,825	4,826
5.250% due 11/15/2013	119	126
5.250% due 10/01/2015	35	36
6.000% due 09/30/2034	122	111
6.999% due 06/04/2018	15,030	16,352

TELUS Corp.
8.000% due 06/01/2011	4,853	4,911

Tenaska Alabama Partners LP
7.000% due 06/30/2021	78	83

TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	41,147
6.625% due 03/20/2017	17,000	18,258
7.250% due 02/02/2020	4,100	4,530
7.500% due 03/13/2013	73,100	80,266
7.500% due 07/18/2016	26,800	30,150
7.875% due 03/13/2018	11,600	13,340

Verizon Communications, Inc.
5.250% due 04/15/2013	18,310	19,727
5.500% due 04/01/2017	1,735	1,913
5.550% due 02/15/2016	1,900	2,110
5.850% due 09/15/2035	615	613
6.100% due 04/15/2018	65,115	73,017
6.900% due 04/15/2038	14,955	16,638
8.750% due 11/01/2018	1,264	1,618

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Global Funding Corp.
6.875% due 06/15/2012	$150	$160
7.375% due 09/01/2012	445	484
7.750% due 12/01/2030	9,570	11,551

Verizon New England, Inc.
6.500% due 09/15/2011	300	308

Verizon New Jersey, Inc.
5.875% due 01/17/2012	865	899

Verizon New York, Inc.
7.375% due 04/01/2032	200	225

Verizon Virginia, Inc.
4.625% due 03/15/2013	500	527

Verizon Wireless Capital LLC
2.914% due 05/20/2011	64,400	64,613
3.750% due 05/20/2011	6,400	6,427
5.250% due 02/01/2012	33,400	34,627
5.550% due 02/01/2014	1,262	1,385
8.500% due 11/15/2018	340	437

Virgin Media Finance PLC
9.500% due 08/15/2016	1,525	1,742

Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	7,943

Vodafone Group PLC
0.590% due 02/27/2012	40,000	40,059
0.650% due 06/15/2011	75	75
5.450% due 06/10/2019	425	465
5.625% due 02/27/2017	353	390
5.750% due 03/15/2016	545	608
6.150% due 02/27/2037	105	112

Wisconsin Energy Corp.
6.250% due 05/15/2067	15,000	15,075

		4,362,953

Total Corporate Bonds & Notes (Cost $70,859,904)		76,327,252

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	4,000	4,715

ProLogis
2.250% due 04/01/2037	10,500	10,526

U.S. Bancorp
0.000% due 09/20/2036	85	84

		15,325

INDUSTRIALS 0.1%

Chesapeake Energy Corp.
2.250% due 12/15/2038	61,015	56,363

Host Hotels & Resorts LP
2.625% due 04/15/2027	44,500	44,778

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	1,070

Medtronic, Inc.
1.500% due 04/15/2011	20,400	20,451

Transocean, Inc.
1.500% due 12/15/2037	128,200	126,626

		249,288

Total Convertible Bonds & Notes (Cost $243,869)		264,613

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS & NOTES 3.6%
ALABAMA 0.0%

Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	$1,600	$1,157

ARIZONA 0.0%

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	4,569

Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
14.077% due 01/01/2032	4,815	5,005
19.276% due 01/01/2031	3,700	4,469

Arizona State Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series 2005
8.580% due 01/01/2032	500	487

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	924
5.500% due 07/01/2037	5,000	3,925

University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	10,099

		29,478

ARKANSAS 0.0%

Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	905

CALIFORNIA 1.3%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	68,600	68,731

Alameda County, California Oakland Unified School District General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	5,000	5,436

Alameda County, California Unified School District General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2024	3,500	1,536
0.000% due 08/01/2025	3,000	1,216

Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	7,051

Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	110

Bell, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	327

Burbank, California Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	24,547

California State ABC Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	952

California State Bay Area Governments Association Revenue Bonds, (AGM Insured), Series 1994
6.000% due 12/15/2014	5	5

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	$100,235	$100,840

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	84,500	84,807
6.918% due 04/01/2040	30,585	31,312
7.043% due 04/01/2050	120,000	122,582

California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	6,551

California State Ceres Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	722
0.000% due 08/01/2028	2,825	814
0.000% due 08/01/2029	2,940	774

California State Chino Valley Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2023	300	142

California State East Side Union High School District General Obligation Bonds, (SGI Insured), Series 2005
0.000% due 08/01/2021	1,985	1,047
0.000% due 08/01/2022	1,490	731

California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,063

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	80,200	86,387
7.550% due 04/01/2039	104,037	113,191

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	195,965	214,478
7.625% due 03/01/2040	100	110
7.700% due 11/01/2030	9,500	9,850
7.950% due 03/01/2036	11,500	12,300

California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20
5.300% due 09/01/2011	5	5

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	372

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	74,850	78,696

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	50	53
5.950% due 04/01/2016	3,200	3,435

California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	68,100	67,885

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	92
4.000% due 10/01/2017	100	106

California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,316

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)

California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	$825	$759

California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	449

California State Northern Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	71,000	72,039

California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	42,833

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	63,396

California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	12,510
7.021% due 08/01/2040	22,900	22,509

California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	622

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,774
6.000% due 06/01/2035	10,000	7,991
6.125% due 06/01/2038	2,000	1,570
6.125% due 06/01/2043	2,000	1,498

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	10,540	1,049
5.450% due 06/01/2028	15,000	12,182

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,500	15,669

California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,321

California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	2,842

California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,294

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	2,005
5.250% due 07/01/2042	1,250	896
5.500% due 11/01/2038	2,750	2,209

California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	16,000	17,087

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	15,790

Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,935	1,539

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clovis, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	$2,000	$969
0.000% due 08/01/2025	3,535	1,465
0.000% due 08/01/2027	2,500	878

Compton, California Community Redevelopment Agency Tax Allocation Bonds, Series 2010
7.740% due 08/01/2024	1,305	1,280

Contra Costa, California Community College District General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,000	35,212

Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,201

Dixon, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 1998
4.850% due 09/02/2012	70	71

Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	371
0.000% due 10/01/2032	1,265	261

Escondido, California Union School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	1,000	364

Eureka, California Union School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	2,440	802

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	728
0.000% due 01/15/2034	5,000	662

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	16,944
5.000% due 06/01/2038	45,000	36,961

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (g)	7,000	3,953
5.000% due 06/01/2033	25,700	17,184
5.125% due 06/01/2047	37,000	22,231
5.750% due 06/01/2047	67,100	44,868

Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	4,900	5,016

Jurupa, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	621

Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	832

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	55,700	53,762

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	37,000	38,491
7.618% due 08/01/2040	57,500	57,748

Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	32,375	33,630
6.750% due 08/01/2049	120,755	127,168

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.680% due 08/01/2036	$12,625	$12,293

Los Angeles, California Department of Airports Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	26,356

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	56,339

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	39,690	37,662
6.603% due 07/01/2050	73,300	76,785

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,000	47,506

Los Angeles, California Department of Water & Power Revenue Notes, (AGM Insured), Series 2005
17.958% due 07/01/2013	12,500	10,265

Los Angeles, California Harbor Department Revenue Bonds, Series 1988
7.600% due 10/01/2018	10	12

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	67,652
5.755% due 07/01/2029	2,500	2,389

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	69,300	72,653

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	69,400	68,140

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	33,359
5.813% due 06/01/2040	25,000	23,232

Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	419

Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	845

Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60

Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	4,716

Montebello, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2024	1,485	624

Montebello, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	624
0.000% due 08/01/2025	2,830	1,082
0.000% due 08/01/2027	2,775	898

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,671

Newark, California Unified School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	3,245	1,227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	$9,100	$9,228

Northern California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	8,900

Novato, California General Obligation Bonds, (NPFGC Insured), Series 1993
5.000% due 08/01/2011	100	100

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	27,238

Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	366
0.000% due 12/01/2031	1,230	356
0.000% due 12/01/2032	1,225	332

Paramount, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 09/01/2023	1,750	811

Placer County, California Union High School District General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2033	10,150	2,102

Riverside, California Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	20,523
7.200% due 08/01/2039	35,000	35,847

Rocklin, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,249
0.000% due 08/01/2024	5,000	2,217
0.000% due 08/01/2025	4,000	1,626
0.000% due 08/01/2026	4,000	1,499
0.000% due 08/01/2027	4,500	1,559

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	9,794

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	50	50

Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	4,600	4,293

Salinas, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2023	885	413

San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	35,000	34,150

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	49,643

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,000	6,612
7.750% due 09/01/2040	5,000	4,642

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	51,880	39,469

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Public Utilities Commission Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	$10,000	$9,790

San Francisco, California City & County Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	8,357
5.600% due 10/01/2030	9,520	8,649
5.820% due 10/01/2040	19,315	17,323

San Juan, California Unified School District General Obligation Bonds, (AGM Insured), Series 1999
0.000% due 08/01/2023	1,770	843

San Juan, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2025	10,895	4,335
0.000% due 08/01/2026	12,215	4,472

San Mateo, California Union High School District General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	15,823

Sanger, California Unified School District Certificates of Participation Bonds, Series 2010
5.250% due 07/01/2027	7,345	5,992

Santa Ana, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	883
0.000% due 08/01/2028	3,520	1,047
0.000% due 08/01/2030	2,500	625
0.000% due 08/01/2031	3,780	865
0.000% due 08/01/2032	3,770	789

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	1,966

Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	770
0.000% due 08/01/2027	3,550	1,265

Shasta, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	434

Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	145	146

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	12,200	11,370

Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	9,439
6.538% due 07/01/2039	40,000	40,574

Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	40,000	42,044

Southern California State Public Power Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.250% due 07/01/2011	65	65

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	23,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	$2,615	$1,282
0.000% due 08/01/2024	2,705	1,231
0.000% due 05/01/2027	2,000	733

Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	766

Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,590	2,174

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	17,993
6.583% due 05/15/2049	2,000	1,973

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	37,000	36,570
6.548% due 05/15/2048	55,600	54,650

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	30,300	30,557
5.946% due 05/15/2045	36,000	32,596
6.296% due 05/15/2050	34,000	31,618

Victor, California Elementary School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	505
0.000% due 08/01/2026	2,410	933

Vista, California Unified School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	1,000	392

West Contra Costa, California Unified School District General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	20,115	21,496

Yorba Linda, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	35	34

Yuba City, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	826

		3,117,811

COLORADO 0.0%

Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	752

Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	2,768
0.000% due 09/01/2037	15,000	1,730

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	794

Colorado State Metro Wastewater Reclamation District Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,145

		11,189

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 0.0%

Naugatuck, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	$165	$156

DISTRICT OF COLUMBIA 0.1%

District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	160,000	156,539

FLORIDA 0.0%

Austin Trust Various States General Obligation Bonds, Series 2008
8.720% due 06/01/2032	14,375	14,262

Broward County, Florida Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	15,135
6.206% due 10/01/2030	15,000	14,843

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,484

Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.754% due 12/01/2026	2,755	4,315

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	3,935

Seminole County, Florida Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	34,900

		89,874

GEORGIA 0.1%

Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	115,634	108,828

ILLINOIS 0.5%

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	1,077

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2028	26,000	8,040

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	9,685
7.517% due 01/01/2040	49,400	50,824

Chicago, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	5,212
0.000% due 01/01/2038	29,145	4,318
0.000% due 01/01/2039	32,670	4,495

Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
7.438% due 01/01/2014	12,465	9,797

Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, (BABs), Series 2009
5.720% due 12/01/2038	15,000	14,821

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,599	1,483
6.750% due 12/01/2032	3,454	3,071

Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	1,350	1,341

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	$61,200	$56,890

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,820	61,902
6.899% due 12/01/2040	399,640	392,387

Chicago, Illinois Water Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	20,340

Chicago, Illinois Water Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	8,026

Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,826
7.000% due 01/01/2028	2,740	2,316

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	889

Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,132
5.750% due 05/15/2031	2,000	1,719

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 (a)	1,000	450

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	52,500	50,275
6.725% due 04/01/2035	71,900	69,043

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	13,815	11,216

Illinois State General Obligation Notes, (BABs), Series 2010
4.790% due 04/01/2016	16,800	16,653
5.090% due 04/01/2017	25,300	24,954
5.297% due 04/01/2018	27,000	26,410
5.547% due 04/01/2019	9,900	9,692

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	400	402
3.321% due 01/01/2013	6,200	6,208
4.071% due 01/01/2014	113,300	113,443
4.421% due 01/01/2015	103,300	103,051

Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.335% due 06/01/2026	2,315	3,139

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	60,000	17,186
0.000% due 12/15/2032	55,000	13,417
0.000% due 12/15/2033	50,000	11,206
0.000% due 06/15/2038	2,460	389

Illinois State Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	35,457

Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	18,418
6.184% due 01/01/2034	10,800	10,388

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	520

		1,205,508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.0%

Evansville, Indiana Redevelopment Authority Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	$7,630	$7,702

Indianapolis, Indiana Local Public Improvement Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	38,000	38,382

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,272
5.750% due 09/01/2042	2,000	1,496

		49,852

IOWA 0.0%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,678

Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	23,633

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	12,746
6.500% due 06/01/2023	46,270	41,931

		79,988

KANSAS 0.0%

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	346

LOUISIANA 0.1%

East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	79,277

Louisiana State Revenue Bonds, (BABs), Series 2009
2.761% due 05/01/2043	2,500	2,532

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	17,662

		99,471

MASSACHUSETTS 0.0%

Massachusetts State School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	35,289

Massachusetts State Water Resources Authority Revenue Bonds, (AGM Insured), Series 2005
9.240% due 08/01/2032	250	252

Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	30,100	33,968

		69,509

MICHIGAN 0.0%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	755	533

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (p)	108	92

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	613
5.000% due 09/01/2036	1,500	973

Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,420	1,187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	$320	$228

Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	48,936

		52,562

MINNESOTA 0.0%

North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	945

Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	71

		1,016

MISSISSIPPI 0.0%

Mississippi State Development Bank Special Obligation Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	10,483

MISSOURI 0.0%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	1,240

Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	346

		1,586

NEBRASKA 0.0%

Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	45,400	44,970

NEVADA 0.2%

Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	140,800	139,522

Clark County, Nevada Water Reclamation District General Obligation Bonds, Series 2009
5.250% due 07/01/2038	18,285	18,231

Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	95,638
7.100% due 06/01/2039	33,000	33,587
7.263% due 06/01/2034	47,500	48,260

Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	14,068
5.700% due 03/01/2040	10,885	10,073

		359,379

NEW JERSEY 0.2%

Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	492

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,210	2,152

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.310% due 06/15/2013	124,600	124,503

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,554

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	$14,600	$10,300
5.000% due 06/01/2041	32,755	19,797

New Jersey State Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	25,442

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	655	726

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	134,900	145,205

		330,171

NEW YORK 0.5%

Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,475

Austin Trust Various States Revenue Bonds, Series 2007
9.239% due 06/15/2038	69,000	65,585

Austin Trust Various States Revenue Bonds, Series 2008
12.665% due 11/01/2027	5,000	5,241
13.424% due 11/01/2027	5,000	5,609

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,123

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,165

New York City, New York General Obligation Bonds, (BABs), Series 2009
5.985% due 12/01/2036	7,310	7,340
6.435% due 12/01/2035	4,900	4,963

New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	45,000	45,095

New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	214

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	114,280	108,461
5.790% due 06/15/2041	57,000	53,161
5.882% due 06/15/2044	32,800	32,664
6.124% due 06/15/2042	75,000	72,505
6.282% due 06/15/2042	32,800	32,627
6.491% due 06/15/2042	18,000	18,110

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	70,000	68,183
5.572% due 11/01/2038	60,000	58,201
5.808% due 08/01/2030	20,000	19,607
5.932% due 11/01/2036	22,800	23,483

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	25,000	25,398

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2035	50,000	49,108

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	6,337

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

New York State Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	$15,265	$	13,076

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	25,000		23,741

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,000		47,480

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 10/01/2041	25,000		25,294

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
10.138% due 09/15/2029	13,810		15,835

New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
9.318% due 07/15/2012	6,820		7,728

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,020		1,157

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000		40,035
6.089% due 11/15/2040	40,000		38,832
6.548% due 11/15/2031	27,525		27,872
6.648% due 11/15/2039	80,000		81,042
7.134% due 11/15/2030	3,700		3,833

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405		415

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	79,900		76,543

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000		17,129

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,000		54,056

Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225		916

			1,181,639

NORTH CAROLINA 0.0%

Austin Trust Various States Certificates of Participation Bonds, (AGM Insured), Series 2008
13.404% due 05/01/2026	4,880		5,434

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000		710

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500		1,258

North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,200		37,519

			44,921

NORTH DAKOTA 0.0%

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400		4,851

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.3%

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	$2,980	$2,879

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2009
5.939% due 02/15/2047	50,000	43,319
6.449% due 02/15/2044	86,000	79,920

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	200,960	229,076

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	7,583
5.875% due 06/01/2030	13,800	9,992
5.875% due 06/01/2047	386,400	257,169
6.500% due 06/01/2047	16,900	12,370

Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	215	219

Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	60

Princeton, Ohio City School District General Obligations Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	18,794

University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.100% due 06/01/2026	5,000	5,248

		666,629

OREGON 0.0%

Oregon State Department of Administrative Services Certificate of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	16,246
6.180% due 05/01/2035	18,170	18,282

		34,528

PENNSYLVANIA 0.1%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	702
5.375% due 11/15/2040	50,800	34,700

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	434

Pennsylvania State Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	32,000	30,645

Pennsylvania State Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	1,100	1,101

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	7,100	7,122

Pennsylvania State Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	886

Philadelphia, Pennsylvania School District General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	6,869
6.765% due 06/01/2040	25,000	24,196

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	277

		106,932

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	$51,800	$	4,347
0.000% due 08/01/2054	77,000		3,859

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600		939

			9,145

RHODE ISLAND 0.0%

Rhode Island State Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165		155

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000		6,692

			6,847

SOUTH CAROLINA 0.0%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750		367

SOUTH DAKOTA 0.0%

Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705		1,396

TENNESSEE 0.0%

Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325		1,081

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	625		47

			1,128

TEXAS 0.2%

Austin Trust Various States Revenue Bonds, Series 2008
8.723% due 08/15/2030	6,595		6,727

Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000		30,049

Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2006
8.804% due 02/15/2014	6,500		6,728

Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500		505

Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140		144

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	150,000		149,083

North Texas State Higher Education Authority
1.466% due 04/01/2040	14,500		14,445

North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75		75

North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030	50,500		52,008

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	$10,500	$	10,496

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	700		693

Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	19,625		19,835

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
15.922% due 02/15/2032	4,690		5,603
18.723% due 02/15/2028	5,565		7,291

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF/GTD Insured), Series 2008
13.490% due 02/15/2012	3,985		4,180

Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	81,550		80,227

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000		6,190
0.000% due 08/15/2025	19,990		7,673

Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000		4,957

Willacy County, Texas Local Government Corp. Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,340		5,387

			412,296

UTAH 0.0%

Spanish Fork, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750		581

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320		1,019

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250		197

Utah State Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	480		501

Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000		3,473

			5,771

VIRGINIA 0.0%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000		6,217

WASHINGTON 0.0%

Spokane County, Washington Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000		8,215

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200		6,293

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500		1,302

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036	$11,820	$	12,323

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150		7,018

			35,151

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	160,905		112,426

WISCONSIN 0.0%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250		976

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250		1,781

			2,757

Total Municipal Bonds & Notes (Cost $8,530,642)			8,453,779

U.S. GOVERNMENT AGENCIES 27.1%

Bolivia Government AID Bond
0.375% due 02/01/2019	3,764		3,639

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	26		24
0.000% due 10/09/2019	13,300		9,041
0.310% due 07/25/2037	776		763
0.370% due 03/25/2034	218		215
0.380% due 03/25/2036	7,607		7,055
0.400% due 08/25/2034	196		187
0.450% due 05/25/2035 - 10/27/2037	101,167		100,516
0.490% due 06/25/2032	37		37
0.500% due 03/25/2035	45		45
0.550% due 12/25/2028 - 02/25/2032	63		63
0.560% due 04/25/2037	173,463		173,031
0.570% due 06/25/2037	40		40
0.600% due 07/25/2021 - 03/25/2044	19,146		19,093
0.650% due 06/25/2029 - 11/25/2036	15,424		15,431
0.654% due 04/18/2028	122		122
0.660% due 09/25/2035	39,678		39,660
0.694% due 02/25/2037	50,045		50,081
0.700% due 10/25/2030 - 09/25/2037	13,791		13,807
0.704% due 10/18/2030	823		825
0.731% due 08/25/2021 - 03/25/2022	24		24
0.750% due 03/25/2017 - 04/25/2038	136,036		136,561
0.804% due 12/18/2031	319		322
0.830% due 08/25/2037	26,205		26,326
0.850% due 05/25/2030	335		335
0.880% due 05/25/2040	3,768		3,786
0.881% due 11/25/2013 - 08/25/2022	58		59
0.900% due 05/25/2030	335		335
0.931% due 10/25/2023 - 03/25/2024	2,095		2,113
0.950% due 06/25/2040	93,931		94,585

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.980% due 06/25/2040	$30,909	$31,126
1.000% due 09/25/2023 - 06/25/2040	65,680	66,169
1.070% due 12/25/2039	5,314	5,366
1.081% due 01/25/2022	29	30
1.111% due 01/25/2022	76	77
1.131% due 12/25/2021	34	34
1.150% due 04/25/2032	44	44
1.181% due 04/25/2021	2	2
1.281% due 04/25/2023	228	231
1.381% due 04/01/2027	34	35
1.518% due 07/01/2042 - 10/01/2044	43,766	43,494
1.519% due 12/01/2044	4,747	4,749
1.568% due 09/01/2041	47	47
1.625% due 01/01/2021	15	15
1.718% due 10/01/2030 - 10/01/2040	3,134	3,185
1.730% due 06/01/2035	1,571	1,611
1.868% due 04/01/2027	39	40
1.910% due 06/01/2030	42	43
1.918% due 09/01/2035	131	135
1.920% due 11/01/2023	29	29
1.958% due 09/01/2022	99	101
2.000% due 02/01/2020 - 02/01/2022	119	120
2.022% due 02/01/2034	58	60
2.025% due 05/01/2023	131	132
2.028% due 01/01/2020	413	419
2.065% due 12/01/2020	386	396
2.067% due 02/01/2035	3,881	4,034
2.100% due 03/01/2019 - 01/01/2035	9,360	9,697
2.111% due 12/01/2034	196	203
2.113% due 10/01/2034	1,825	1,901
2.117% due 02/01/2035	514	532
2.122% due 03/01/2034 - 01/01/2035	19,408	20,154
2.142% due 12/01/2034	221	229
2.145% due 12/01/2034	87	90
2.149% due 01/01/2035	198	205
2.174% due 01/01/2035	9,285	9,619
2.185% due 08/01/2025	807	843
2.213% due 11/01/2034	1,869	1,945
2.281% due 06/01/2021	345	358
2.295% due 11/01/2035	3,917	4,016
2.296% due 06/01/2023	82	84
2.315% due 12/01/2023	172	179
2.322% due 12/01/2034	1,323	1,388
2.334% due 05/01/2035	234	243
2.335% due 02/01/2035	3,104	3,246
2.339% due 10/01/2024	22	23
2.346% due 10/01/2034	1,817	1,900
2.348% due 12/01/2033	380	399
2.355% due 09/01/2023 - 05/01/2024	140	145
2.365% due 03/01/2035 - 11/01/2035	17,320	18,124
2.375% due 12/01/2025 - 02/01/2035	3,234	3,387
2.383% due 04/01/2033	73	76
2.388% due 05/01/2034	483	502
2.398% due 03/01/2025	600	627
2.409% due 12/01/2034	96	101
2.410% due 02/01/2035 - 11/01/2035	3,696	3,868
2.422% due 11/01/2025	125	131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.424% due 07/01/2024 - 11/01/2025	$383	$391
2.425% due 01/01/2036	790	829
2.426% due 06/01/2015	101	102
2.436% due 11/01/2035	3,244	3,408
2.439% due 11/01/2034	2,515	2,617
2.440% due 11/01/2023	133	139
2.450% due 12/01/2023 - 01/01/2024	111	115
2.456% due 04/01/2027	3	3
2.464% due 10/01/2034	354	370
2.466% due 03/01/2033	174	182
2.467% due 03/01/2035	59	61
2.468% due 10/01/2024 - 08/01/2027	1,255	1,321
2.470% due 11/01/2034 - 06/01/2035	1,942	2,031
2.474% due 01/01/2026	131	138
2.475% due 05/01/2022	9	9
2.479% due 05/01/2025 - 08/01/2032	195	203
2.487% due 12/01/2035	16	17
2.489% due 12/01/2022	23	24
2.504% due 11/01/2025 - 11/01/2032	522	551
2.509% due 02/01/2027 - 01/01/2036	786	828
2.513% due 09/01/2033	146	154
2.515% due 09/01/2029	4	4
2.518% due 06/01/2025	65	69
2.531% due 07/01/2033	15	16
2.533% due 12/01/2034	38	40
2.537% due 05/01/2033	223	233
2.543% due 08/01/2026	99	104
2.546% due 11/01/2025 - 08/01/2033	49	51
2.550% due 02/01/2035	67	70
2.555% due 05/01/2024	72	73
2.558% due 05/25/2035	21,990	22,623
2.560% due 12/01/2025 - 02/01/2036	555	585
2.562% due 07/01/2035	139	147
2.563% due 04/01/2024	225	227
2.565% due 05/01/2035	22,444	23,544
2.569% due 06/01/2034	23	25
2.575% due 06/01/2024	25	26
2.578% due 04/01/2027	45	48
2.579% due 09/01/2024	124	130
2.585% due 03/01/2026	49	52
2.595% due 07/01/2026 - 09/01/2035	1,893	1,995
2.597% due 02/01/2028	43	45
2.604% due 06/01/2025	318	336
2.608% due 05/01/2030	12	13
2.619% due 05/01/2026	41	43
2.623% due 09/01/2034	1,109	1,152
2.625% due 08/01/2023 - 02/01/2024	103	106
2.641% due 06/01/2035	6,606	6,923
2.648% due 03/01/2034	6,383	6,686
2.650% due 06/01/2030 - 09/01/2035	7,549	7,836
2.655% due 12/01/2023	52	55
2.664% due 06/01/2035	11,320	11,882
2.669% due 10/01/2023	19	20
2.672% due 05/01/2035	3,717	3,859
2.673% due 11/01/2035	11,678	12,299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.686% due 11/01/2034	$3,651	$3,848
2.690% due 11/01/2025	65	65
2.694% due 06/01/2035	144	152
2.696% due 03/01/2036	353	371
2.700% due 10/01/2027	95	100
2.710% due 11/01/2023	14	15
2.713% due 04/01/2034	270	282
2.720% due 07/01/2026 - 07/01/2035	2,718	2,863
2.726% due 10/01/2034	3,584	3,769
2.731% due 09/01/2034	15,326	16,118
2.736% due 08/01/2035	1,219	1,283
2.740% due 11/01/2035	745	785
2.750% due 11/01/2026	34	36
2.758% due 10/01/2020 - 12/01/2030	28	29
2.759% due 09/01/2017	435	441
2.762% due 05/01/2035	13,184	13,746
2.769% due 07/01/2034	3,723	3,912
2.782% due 12/01/2027	254	268
2.783% due 10/01/2026	10	10
2.800% due 08/01/2031 - 08/01/2035	898	942
2.801% due 07/01/2017	594	602
2.803% due 08/01/2035	6,653	6,998
2.810% due 11/01/2034	1,662	1,750
2.820% due 06/01/2033	99	104
2.839% due 09/01/2035	6,031	6,354
2.850% due 12/01/2026	12	12
2.853% due 08/01/2035	294	307
2.867% due 12/01/2024	12	12
2.884% due 09/01/2035	1,534	1,612
2.886% due 09/01/2024	87	88
2.904% due 03/01/2033	120	121
2.915% due 11/01/2031	175	176
2.916% due 07/01/2035	2,492	2,622
2.936% due 08/01/2035	46	49
2.945% due 06/01/2035	976	1,030
2.948% due 05/01/2014	39	40
2.965% due 08/01/2035	2,933	3,084
2.972% due 04/01/2026 - 08/01/2027	45	46
2.980% due 09/01/2035	207	217
3.000% due 10/01/2024 - 11/01/2027	48	51
3.018% due 07/01/2035	1,610	1,685
3.028% due 02/01/2033	1	2
3.029% due 07/01/2035	1,813	1,897
3.097% due 05/01/2030	12	12
3.134% due 08/01/2027	795	838
3.200% due 10/01/2020	26	26
3.209% due 11/01/2024	1,385	1,415
3.220% due 07/01/2019	9	9
3.375% due 01/01/2018	65	67
3.411% due 07/01/2019	67	68
3.426% due 12/01/2018	10	10
3.500% due 08/01/2031 - 05/01/2041	1,828,082	1,717,843
3.550% due 02/01/2028	442	455
3.553% due 09/01/2019	511	525
3.616% due 10/01/2019	124	130
3.625% due 08/01/2024	87	90
3.685% due 09/01/2014	11	11
3.713% due 11/01/2019	99	100
3.720% due 07/01/2021	22	23
3.750% due 01/01/2020	8	8
3.820% due 06/01/2023	18	18

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.930% due 06/01/2022	$29	$29
4.000% due 03/01/2013 - 04/01/2041	434,397	450,529
4.084% due 03/01/2023	220	221
4.200% due 05/01/2021	5	5
4.225% due 07/01/2024	112	118
4.239% due 08/01/2027	78	82
4.289% due 05/01/2023	227	233
4.299% due 12/01/2017	567	595
4.316% due 04/01/2034	14	14
4.321% due 02/01/2021	44	44
4.334% due 10/01/2027	154	161
4.375% due 04/01/2017 - 03/01/2023	101	105
4.380% due 09/01/2028	216	223
4.438% due 02/01/2028	27	28
4.500% due 12/01/2012 - 04/01/2041	21,134,287	21,520,686
4.538% due 09/01/2021	7	7
4.549% due 04/01/2038	26	28
4.565% due 09/01/2021	10	11
4.578% due 12/01/2036	773	808
4.680% due 12/01/2012	347	361
4.733% due 04/01/2018	133	140
4.750% due 03/01/2035	209	212
4.762% due 03/01/2035	81	84
4.768% due 11/01/2012	47	48
4.787% due 09/01/2034	868	907
4.813% due 08/01/2022	779	782
4.825% due 02/01/2020	34	34
4.856% due 02/01/2013	316	331
4.868% due 04/01/2035	2,778	2,937
4.870% due 05/01/2013	123	129
4.871% due 04/01/2013	45	48
4.959% due 02/01/2013	384	400
4.990% due 03/01/2024	22	22
5.000% due 01/25/2017 - 05/01/2041	10,525,779	10,978,407
5.019% due 06/01/2035	1,893	2,012
5.025% due 11/01/2022	16	16
5.068% due 07/01/2035	1,258	1,338
5.089% due 10/01/2035	1,707	1,814
5.104% due 09/01/2035	2,815	2,993
5.105% due 09/01/2035	2,332	2,478
5.132% due 11/01/2035	1,876	1,995
5.148% due 11/01/2035	2,481	2,642
5.149% due 06/01/2029	57	59
5.157% due 02/01/2016	190	207
5.158% due 10/01/2035	1,782	1,893
5.167% due 07/01/2035 - 08/01/2035	4,046	4,305
5.182% due 10/01/2035	3,156	3,359
5.186% due 08/01/2035	2,059	2,191
5.208% due 08/01/2035	1,789	1,903
5.216% due 09/01/2035 - 12/01/2035	3,769	4,015
5.221% due 09/01/2035	35	37
5.234% due 07/01/2035	1,437	1,530
5.269% due 11/01/2035	10	11
5.281% due 10/01/2035	2,470	2,631
5.285% due 09/01/2035	2,389	2,543
5.290% due 11/25/2033	1,018	1,098
5.298% due 02/01/2021	55	55
5.310% due 08/25/2033	3,269	3,430
5.318% due 10/01/2035	2,731	2,916
5.324% due 11/01/2035	2,659	2,840

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.335% due 01/01/2036 - 05/01/2036	$1,285	$1,343
5.340% due 11/01/2035	3,069	3,277
5.360% due 01/01/2036	2,035	2,171
5.370% due 08/25/2043	2,083	2,247
5.410% due 09/01/2012	268	277
5.438% due 01/01/2037	244	258
5.445% due 12/01/2017	4	4
5.465% due 01/01/2037	274	289
5.500% due 02/01/2012 - 05/01/2041	9,898,255	10,603,026
5.513% due 03/01/2036	1,736	1,857
5.529% due 01/01/2036	1,354	1,440
5.556% due 03/01/2023	497	531
5.573% due 03/01/2036	1,014	1,090
5.579% due 02/01/2036	3,168	3,394
5.610% due 12/01/2035	1,319	1,415
5.648% due 02/01/2036	284	305
5.650% due 03/01/2036	2,014	2,161
5.660% due 09/01/2036	4	5
5.721% due 03/01/2036	2,522	2,711
5.733% due 11/01/2011	61	62
5.750% due 12/20/2027 - 08/25/2034	1,848	1,981
5.757% due 04/01/2036	7	8
5.771% due 09/01/2037	19	20
5.780% due 09/01/2012	460	478
5.790% due 10/01/2017	384	408
5.842% due 12/01/2036	125	132
5.850% due 06/25/2037 (b)	6,104	725
5.861% due 07/01/2032 - 06/01/2036	496	533
5.864% due 05/01/2037	41	44
5.899% due 10/01/2011	616	616
5.914% due 02/01/2012	659	672
5.950% due 02/25/2044	453	456
5.957% due 09/01/2037	135	144
6.000% due 07/01/2011 - 10/25/2044	5,711,598	6,230,008
6.000% due 05/25/2037 - 06/25/2037 (b)	9,456	886
6.004% due 09/01/2036	26	28
6.045% due 05/01/2011	354	354
6.129% due 02/01/2012	448	459
6.160% due 08/01/2017	151	161
6.200% due 05/01/2011 - 01/01/2012	349	353
6.250% due 02/25/2029	1,248	1,327
6.280% due 06/15/2027	166,000	172,177
6.290% due 02/25/2029	500	564
6.300% due 07/25/2036 (b)	4,772	626
6.300% due 10/17/2038	4,112	4,429
6.350% due 06/25/2037 (b)	5,046	571
6.390% due 05/25/2036	138	138
6.399% due 12/25/2042	21,802	25,431
6.400% due 07/25/2037 (b)	7,304	917
6.500% due 07/01/2011 - 02/25/2047	153,605	172,325
6.750% due 10/25/2023	210	235
6.795% due 11/01/2021	38	38
6.900% due 05/25/2023	31	35
7.000% due 12/01/2011 - 01/25/2048	17,306	19,378
7.005% due 08/25/2037	443	507
7.145% due 03/25/2039	36	38
7.250% due 01/01/2023	678	751
7.250% due 09/25/2038 (b)	3,228	362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.360% due 04/01/2011	$255	$255
7.375% due 05/25/2022	703	795
7.500% due 07/01/2011 - 07/25/2041	4,957	5,493
7.750% due 01/25/2022	1,052	1,169
7.780% due 01/01/2018	1,943	2,127
7.800% due 10/25/2022 - 06/25/2026	185	212
8.000% due 06/01/2012 - 12/01/2033	13,714	16,052
8.000% due 08/18/2027 (b)	7	2
8.060% due 04/01/2030	1,633	1,880
8.080% due 04/01/2030	899	1,002
8.200% due 04/25/2025	3	3
8.490% due 06/01/2025	804	916
8.500% due 06/01/2012 - 07/01/2037	3,156	3,678
8.500% due 01/01/2018 (b)	4	1
8.750% due 01/25/2021	144	162
9.000% due 04/01/2017 - 11/01/2025	974	1,125
9.000% due 06/25/2022 (b)	30	6
9.154% due 09/25/2028	257	258
9.250% due 04/25/2018	14	16
9.300% due 05/25/2018 - 08/25/2019	45	53
9.500% due 01/01/2018 - 03/01/2026	530	616
10.000% due 11/01/2013 - 05/01/2022	92	99
10.500% due 11/01/2013 - 04/01/2022	9	10
11.000% due 11/01/2013 - 11/01/2020	78	88
11.478% due 09/25/2033	120	121
11.500% due 08/20/2016 - 11/01/2019	2	3
13.250% due 09/01/2011	1	1
14.750% due 08/01/2012	3	3
15.000% due 10/15/2012	6	7
15.501% due 06/25/2036	343	355
15.750% due 12/01/2011 - 08/01/2012	1	1
16.000% due 09/01/2012 - 12/01/2012	3	3
903.212% due 08/25/2021 (b)	0	4
1000.000% due 04/25/2022	0	8

Farmer Mac
6.771% due 01/25/2013	573	572
7.497% due 01/25/2012	725	719
7.779% due 07/25/2011 - 07/25/2012	758	756
7.790% due 01/25/2012	196	194
8.043% due 01/25/2012	132	131

Federal Housing Administration
0.000% due 12/01/2018	1,983	1,983
6.780% due 07/25/2040	7,052	6,896
6.880% due 02/01/2041	10,752	10,514
6.896% due 07/01/2020	6,919	6,815
6.960% due 05/01/2016	141	138
6.997% due 09/01/2019	17	17
7.110% due 05/01/2019	1,518	1,495
7.315% due 08/01/2019	2,995	2,945
7.350% due 04/01/2019	44	44
7.375% due 02/01/2018	120	119
7.380% due 04/01/2041	2,339	2,292
7.400% due 01/25/2020	879	867

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
7.430% due 10/01/2018 - 06/01/2024	$6,621	$6,554
7.430% due 12/01/2018 (a)	331	329
7.450% due 05/01/2021	2,009	1,989
7.460% due 01/01/2023	45	44
7.465% due 11/01/2019	1,584	1,568
7.500% due 03/01/2032	2,989	2,974
7.580% due 12/01/2040	7,004	6,968
7.780% due 11/01/2040	7,007	6,922

Freddie Mac
0.000% due 10/15/2033 (c)	1,166	883
0.290% due 12/25/2036	10,637	10,575
0.405% due 07/15/2019	14,333	14,284
0.495% due 05/15/2036	51	51
0.505% due 07/15/2034	777	774
0.509% due 08/25/2031	333	324
0.605% due 12/15/2029 - 06/15/2031	1,782	1,782
0.655% due 06/15/2018 - 03/15/2035	29,227	29,206
0.705% due 06/15/2023 - 12/15/2031	64	64
0.755% due 06/15/2030 - 12/15/2032	328	329
0.835% due 07/15/2037	7,323	7,357
0.955% due 08/15/2037	6,395	6,438
0.965% due 10/15/2037	1,576	1,587
0.975% due 05/15/2037 - 09/15/2037	7,054	7,103
1.250% due 05/25/2043	10,202	10,077
1.312% due 02/15/2021	13	13
1.513% due 10/25/2044	13,682	13,499
1.518% due 02/25/2045	33,227	32,396
1.718% due 07/25/2044	5,812	5,769
1.875% due 04/01/2017	3	3
2.000% due 12/01/2016 - 06/01/2017	86	87
2.020% due 10/25/2023	697	697
2.147% due 06/01/2022	9	9
2.163% due 03/01/2035	1,844	1,914
2.181% due 05/01/2023	125	130
2.230% due 10/25/2023	139	140
2.250% due 02/01/2018	79	82
2.347% due 07/01/2023	139	141
2.358% due 09/01/2023	140	147
2.365% due 12/01/2022	12	13
2.375% due 01/01/2019 - 04/01/2023	11	12
2.390% due 11/01/2026	307	321
2.394% due 06/01/2033	293	302
2.421% due 11/01/2023	155	162
2.436% due 04/01/2025	71	71
2.446% due 05/01/2035	20,724	21,773
2.471% due 03/01/2024	201	211
2.472% due 07/01/2032	2	2
2.474% due 06/01/2021	310	327
2.476% due 09/01/2028	2	2
2.485% due 04/01/2024	513	540
2.486% due 02/01/2023	70	73
2.489% due 01/01/2034	4,489	4,712
2.490% due 10/01/2023 - 11/01/2023	140	147
2.495% due 11/01/2035	18,526	19,452
2.501% due 04/01/2029	115	121
2.518% due 07/01/2020	112	113
2.519% due 04/01/2025	2	2

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
2.520% due 07/01/2023 - 09/01/2035	$469	$491
2.521% due 10/01/2023	129	131
2.530% due 07/01/2025	428	450
2.533% due 04/01/2025	11	11
2.534% due 10/01/2023	242	255
2.539% due 10/01/2026	243	257
2.540% due 11/01/2028	431	455
2.563% due 08/01/2023	858	905
2.569% due 08/01/2023	84	88
2.574% due 06/01/2022	345	347
2.575% due 02/01/2025	15	16
2.578% due 05/01/2023	52	52
2.581% due 06/01/2022	81	82
2.592% due 10/01/2024	109	115
2.595% due 07/01/2024	53	55
2.606% due 10/01/2023	48	49
2.610% due 07/01/2022	89	94
2.611% due 09/01/2023	450	474
2.615% due 06/01/2020 - 09/01/2023	130	131
2.620% due 02/01/2036	598	624
2.622% due 06/01/2035	2,914	3,039
2.625% due 12/01/2023	108	113
2.631% due 05/01/2023	53	54
2.654% due 10/01/2024	19	20
2.655% due 08/01/2023	377	396
2.666% due 01/01/2028	30	32
2.668% due 08/01/2035	201	209
2.676% due 04/01/2036	1,011	1,065
2.678% due 02/01/2026	366	386
2.687% due 09/01/2035	50	52
2.700% due 06/01/2024	225	238
2.706% due 08/01/2035	623	657
2.717% due 03/01/2035	22	23
2.725% due 10/01/2023	94	99
2.740% due 08/01/2023	62	65
2.741% due 01/01/2022	69	69
2.744% due 09/01/2023	320	337
2.745% due 10/01/2035	15,678	16,505
2.751% due 01/01/2024	31	32
2.752% due 10/01/2035	13,706	14,431
2.779% due 07/01/2035	27	29
2.781% due 07/01/2027	17	18
2.793% due 07/01/2033	24	25
2.795% due 06/01/2030	357	377
2.807% due 07/01/2030	699	734
2.810% due 08/01/2023	1	1
2.881% due 11/01/2035	14,469	15,271
2.885% due 10/01/2035	33,748	35,430
2.893% due 09/01/2035	7,502	7,881
2.910% due 08/01/2035	43	45
2.922% due 10/01/2035	15,025	15,852
2.937% due 07/01/2035	8,206	8,648
2.940% due 08/01/2023	39	41
2.946% due 07/01/2032	78	82
2.979% due 07/01/2019	174	183
3.002% due 09/01/2035	53	55
3.047% due 11/01/2034	95	100
3.145% due 12/01/2026	523	527
3.265% due 05/01/2020	37	37
3.500% due 09/01/2018 - 04/01/2041	1,855,623	1,740,103
3.503% due 08/15/2032	5,484	5,483
3.512% due 05/01/2021	991	1,002
3.530% due 02/01/2019	26	26
3.640% due 12/01/2018	207	209

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
3.664% due 03/01/2022	$869	$908
3.750% due 11/15/2017	403	412
3.833% due 09/01/2023	25	25
3.875% due 09/01/2018	46	48
3.887% due 01/01/2021	34	34
3.939% due 10/01/2022	41	43
3.989% due 05/01/2022	21	21
4.000% due 04/01/2011 - 05/01/2041	2,597,289	2,546,917
4.242% due 01/01/2035	342	361
4.308% due 10/01/2020	6	7
4.480% due 02/01/2021	5	6
4.500% due 03/15/2016 - 04/01/2041	2,389,873	2,424,806
4.530% due 01/01/2019	45	46
4.592% due 07/01/2019	4	4
4.644% due 03/01/2035	490	511
4.659% due 03/01/2021	427	431
4.740% due 04/01/2029	25	26
4.818% due 10/01/2035	2,308	2,428
4.841% due 05/01/2020	13	13
4.934% due 10/01/2020	193	195
4.984% due 04/01/2036	7	7
4.988% due 05/01/2018	165	167
5.000% due 10/01/2016 - 04/01/2038	124,507	132,320
5.075% due 01/01/2019	1	1
5.105% due 05/01/2018	44	47
5.113% due 01/01/2036	9	10
5.130% due 10/01/2035	2,555	2,717
5.151% due 05/01/2018	148	149
5.194% due 09/01/2037	34	36
5.228% due 05/01/2037	232	248
5.319% due 12/01/2035	1,658	1,770
5.341% due 12/01/2037	183	195
5.389% due 11/01/2035	1,564	1,673
5.446% due 06/01/2037	33	35
5.471% due 02/01/2038	73	78
5.500% due 09/01/2012 - 07/01/2047	1,038,031	1,109,540
5.530% due 01/01/2037	310	328
5.547% due 07/01/2036	17	18
5.699% due 03/01/2036	1,344	1,445
5.708% due 02/01/2037	34	36
5.713% due 05/01/2036	737	768
5.759% due 02/01/2037	28	30
5.868% due 04/01/2036	1,806	1,945
5.872% due 05/01/2037	78	83
5.950% due 06/15/2028	48,862	49,284
5.995% due 02/15/2038 (b)	5,106	558
6.000% due 07/01/2011 - 04/01/2041	1,231,095	1,339,970
6.250% due 12/15/2028	813	887
6.395% due 11/15/2036 (b)	50,862	8,258
6.500% due 05/01/2011 - 10/25/2043	225,577	246,342
6.950% due 07/15/2021 - 08/15/2021	80	88
7.000% due 09/01/2011 - 10/25/2043	29,611	33,548
7.000% due 09/15/2023 (b)	16	3
7.400% due 02/01/2021	591	584
7.500% due 05/01/2011 - 11/01/2037	11,815	12,832
7.645% due 05/01/2025	6,987	7,852
7.800% due 09/15/2020	7	8

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
8.000% due 01/01/2012 - 06/01/2030	$2,643	$3,017
8.250% due 06/15/2022	161	182
8.500% due 07/01/2014 - 06/01/2030	1,433	1,530
8.608% due 10/15/2033	1,498	1,456
8.618% due 10/15/2033	2,307	2,237
8.684% due 11/15/2033	2,270	2,241
8.750% due 12/15/2020	70	87
8.900% due 11/15/2020	546	617
9.000% due 08/01/2016 - 07/01/2030	418	465
9.000% due 05/01/2022 (b)	3	1
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	455	521
10.000% due 06/01/2017 - 03/01/2021	26	29
10.500% due 10/01/2017 - 01/01/2021	8	9
11.000% due 09/01/2015 - 05/01/2020	4	4
13.250% due 10/01/2013	29	30
14.000% due 04/01/2016	1	1
884.500% due 01/15/2021 (b)	0	2
1007.500% due 02/15/2022 (b)	0	3

Ginnie Mae
0.554% due 05/20/2037	81,861	81,438
0.654% due 06/16/2031 - 03/16/2032	422	423
0.704% due 11/16/2029 - 10/16/2030	418	419
0.754% due 02/16/2030 - 04/16/2032	2,538	2,544
0.804% due 12/16/2025	71	72
0.854% due 02/16/2030	1,710	1,717
0.904% due 02/16/2030	722	725
1.204% due 03/20/2031	120	120
1.240% due 02/20/2060	49,174	48,790
2.000% due 11/20/2032	280	288
2.125% due 11/20/2021 - 10/20/2033	21,036	21,710
2.500% due 10/20/2025	49	50
2.625% due 07/20/2017 - 09/20/2033	26,734	27,612
2.750% due 02/20/2032	871	902
3.000% due 12/20/2018 - 08/20/2020	254	263
3.130% due 04/16/2016	245	246
3.250% due 01/20/2028 - 03/20/2030	5,475	5,699
3.375% due 02/20/2017 - 05/20/2032	43,637	45,429
3.500% due 12/20/2017 - 02/20/2034	281	293
3.875% due 01/20/2025	13	14
4.000% due 12/20/2015 - 08/20/2018	62	65
4.500% due 11/16/2028 - 12/20/2028	3,969	4,236
4.750% due 07/20/2035	1,931	1,964
5.000% due 02/20/2031 - 07/20/2034	826	863
5.196% due 10/16/2037	1,500	1,603
5.244% due 04/16/2038	1,560	1,687
5.500% due 05/15/2021 - 03/16/2034	493	517

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
6.000% due 03/15/2013 - 04/01/2041	$68,927	$75,895
6.250% due 03/16/2029	449	487
6.346% due 08/16/2033 (b)	2,740	475
6.500% due 04/15/2026 - 07/15/2040	38,994	42,854
6.750% due 06/20/2028 - 10/16/2040	27,519	29,967
7.000% due 06/15/2011 - 10/15/2034	4,948	5,517
7.500% due 09/15/2011 - 02/15/2035	6,468	7,204
7.700% due 03/15/2041	6,394	6,446
7.750% due 08/20/2025 - 12/15/2040	1,537	1,641
8.000% due 10/15/2011 - 10/20/2031	964	1,118
8.250% due 04/15/2020	53	61
8.300% due 06/15/2019	14	16
8.500% due 07/15/2016 - 04/15/2031	791	938
9.000% due 04/20/2016 - 01/15/2031	719	840
9.250% due 12/20/2016	1	1
9.500% due 05/15/2016 - 07/15/2025	249	284
10.000% due 02/15/2013 - 02/15/2025	261	294
10.250% due 02/20/2019	8	9
10.500% due 12/15/2015 - 09/15/2021	85	92
11.000% due 06/15/2013 - 09/15/2017	4	4
11.500% due 04/15/2013 - 10/15/2015	3	3
12.000% due 11/15/2012 - 05/15/2016	31	33
13.000% due 12/15/2012	1	1
13.500% due 09/15/2014	3	4
15.000% due 02/15/2012 - 09/15/2012	7	7

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	138	138
1.000% due 03/25/2025 - 07/25/2025	115	116
1.100% due 01/25/2019 - 11/25/2024	147	147
3.870% due 01/01/2014	466	478
4.120% due 03/10/2014	655	681
4.330% due 07/01/2014	69	72
4.340% due 03/01/2024	167	174
4.350% due 07/01/2023	542	565
4.430% due 05/01/2029	5,266	5,486
4.504% due 02/10/2014	25	26
4.524% due 02/10/2013	2,366	2,465
4.625% due 02/01/2025	1,100	1,156
4.684% due 09/10/2014	16,078	16,831
4.750% due 07/01/2025	760	804
4.754% due 08/10/2014	1,257	1,326
4.770% due 04/01/2024	828	874
4.840% due 02/01/2023 - 05/01/2025	17,301	18,299
4.870% due 12/01/2024	1,553	1,668
4.890% due 12/01/2023	978	1,044
4.930% due 01/01/2024	1,976	2,093
4.950% due 03/01/2025	1,614	1,711

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
4.980% due 11/01/2023	$7,439	$7,829
5.090% due 10/01/2025	664	708
5.110% due 05/01/2017 - 08/01/2025	1,701	1,805
5.120% due 11/01/2017	159	170
5.130% due 09/01/2023	4,314	4,589
5.136% due 08/10/2013	288	304
5.160% due 02/01/2028	2,826	2,981
5.170% due 01/01/2028	2,001	2,140
5.190% due 01/01/2017 - 07/01/2024	361	384
5.200% due 11/01/2015	246	260
5.230% due 11/01/2016	288	305
5.240% due 08/01/2023	479	505
5.290% due 12/01/2027	65,266	69,777
5.310% due 05/01/2027	344	368
5.320% due 04/01/2027	420	450
5.340% due 11/01/2021	4,722	5,034
5.370% due 09/01/2016	228	242
5.490% due 05/01/2028	23,721	25,420
5.600% due 09/01/2028	6,833	7,325
5.680% due 06/01/2028	22,146	23,921
5.725% due 09/10/2018	33,388	36,018
5.780% due 08/01/2027	67	71
5.820% due 07/01/2027	2,805	3,099
5.870% due 07/01/2028	698	757
5.902% due 02/10/2018	5,593	6,211
6.020% due 08/01/2028	751	830
6.030% due 02/10/2012	1,937	2,006
6.070% due 07/01/2026	1,065	1,149
6.340% due 03/01/2021	6,594	7,150
6.344% due 08/01/2011	59	60
6.440% due 02/01/2021	1,296	1,407
6.700% due 12/01/2016	1,787	1,932
6.900% due 12/01/2020	2,161	2,363
6.950% due 11/01/2016	435	464
7.060% due 11/01/2019	930	1,024
7.150% due 03/01/2017	657	719
7.190% due 12/01/2019	330	364
7.200% due 10/01/2019	461	508
7.220% due 11/01/2020	542	598
7.500% due 04/01/2017	435	474
7.630% due 06/01/2020	2,955	3,272
7.700% due 07/01/2016	179	196

Vendee Mortgage Trust
0.429% due 06/15/2023 (b)	16,568	208
6.500% due 09/15/2024	11,980	12,579
6.814% due 01/15/2030	1,713	1,995

Total U.S. Government Agencies (Cost $63,333,401)		63,966,860

U.S. TREASURY OBLIGATIONS 2.8%

Treasury Inflation Protected Securities (h)
1.750% due 01/15/2028	819,601	836,121
2.000% due 01/15/2026	757,769	809,451
2.375% due 01/15/2025	470,640	528,881
2.375% due 01/15/2027	661,885	737,227
2.500% due 01/15/2029 (k)(m)	2,228,256	2,526,806
3.625% due 04/15/2028	293,922	379,458
3.875% due 04/15/2029	609,030	815,767

U.S. Treasury Bonds
2.625% due 11/15/2020	1,800	1,677

Total U.S. Treasury Obligations (Cost $6,708,222)		6,635,388

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
MORTGAGE-BACKED SECURITIES 6.2%

Adjustable Rate Mortgage Trust
2.861% due 11/25/2035		$13,085	$10,215
4.854% due 07/25/2035		6,773	6,248
4.915% due 08/25/2035		5,395	4,959
5.274% due 11/25/2035		1,361	1,120
5.286% due 01/25/2036		4,123	3,621

American Home Mortgage Assets
0.440% due 05/25/2046		42,030	25,538
0.440% due 09/25/2046		17,698	10,036
0.460% due 10/25/2046		26,126	14,885
1.012% due 02/25/2047		18,634	9,386
1.232% due 11/25/2046		90,454	43,499

American Home Mortgage Investment Trust
1.960% due 09/25/2045		11,869	10,438
2.090% due 09/25/2035		600	591
2.250% due 02/25/2045		58,367	53,720
2.281% due 10/25/2034		6,025	5,470

Arkle Master Issuer PLC
1.464% due 05/17/2060		801,200	800,250

Arran Residential Mortgages Funding PLC
2.291% due 05/16/2047	EUR	118,375	167,680
2.491% due 05/16/2047		349,850	496,737

Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036		$886	891
4.342% due 03/11/2041		152	152
4.772% due 07/11/2043		3,559	3,565
4.811% due 12/10/2042		10	10
4.933% due 07/10/2045		250	264
5.115% due 10/10/2045		200	215
5.381% due 01/15/2049		512	520
5.414% due 09/10/2047		15,000	15,921
5.450% due 06/10/2039		460	495
5.451% due 01/15/2049		1,410	1,484
5.492% due 02/10/2051		25,000	26,252
5.611% due 05/10/2045		14	14
5.634% due 04/10/2049		8,898	9,032
5.658% due 06/10/2049		14,050	14,839
5.689% due 04/10/2049		5,349	5,677
5.741% due 05/10/2045		29,000	31,490
5.742% due 02/10/2051		3,680	3,977
6.202% due 02/10/2051		24,070	26,601
9.073% due 10/11/2037		92	108

Banc of America Funding Corp.
0.544% due 05/20/2035		2,128	1,317
2.796% due 02/20/2036		2,318	2,227
2.828% due 05/25/2035		100,516	98,671
2.830% due 03/20/2035		3,153	3,117
3.071% due 11/20/2034		2,149	1,831
4.963% due 09/20/2034		2,579	2,625
5.312% due 11/20/2035		5,055	3,749
5.500% due 09/25/2034		36,784	36,114
5.500% due 09/25/2035		7,398	7,388
5.515% due 05/20/2036		12,326	9,919
5.611% due 05/20/2036		21,754	20,600
5.641% due 03/20/2036		2,989	2,625
5.670% due 04/20/2036		15,875	13,544
5.671% due 03/20/2036		849	697
5.753% due 10/25/2036		2,119	1,482
5.837% due 01/25/2037		1,704	1,143
5.864% due 01/20/2047		371	264
5.888% due 04/25/2037		5,287	4,459
5.937% due 10/20/2046		7,673	5,291
6.000% due 09/25/2036		18,597	16,210

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Large Loan, Inc.
0.765% due 08/15/2029	$4,493	$4,300
2.005% due 11/15/2015	186,224	176,222
5.620% due 06/24/2050	35,400	37,722
5.640% due 02/17/2051	90,358	96,090
5.895% due 02/15/2051	40,000	43,808

Banc of America Mortgage Securities, Inc.
0.950% due 11/25/2035	4,987	4,708
2.768% due 07/25/2034	371	342
2.849% due 03/25/2035	22,863	19,450
2.866% due 06/25/2035	6,000	4,840
2.876% due 01/25/2035	4,552	3,948
2.881% due 02/25/2036	4,234	3,448
2.885% due 02/25/2035	5,810	5,295
2.926% due 07/25/2033	252	249
2.926% due 05/25/2035	26,510	22,220
2.947% due 07/25/2035	4,587	4,040
2.956% due 05/25/2034	377	377
2.959% due 05/25/2033	2,893	2,893
3.002% due 12/25/2033	3,503	3,520
3.067% due 08/25/2035	18,475	14,862
3.109% due 09/25/2033	2,545	2,474
3.123% due 11/25/2035	2,675	2,193
3.525% due 07/20/2032	1,025	1,000
5.161% due 02/25/2035	6,347	5,820
5.176% due 11/25/2034	3,967	3,695
5.236% due 07/25/2035	3,754	3,410
5.311% due 04/25/2035	4,717	4,246
5.323% due 07/25/2035	4,641	4,288
5.500% due 11/25/2033	4	4
6.000% due 07/25/2046	5,000	4,455
6.500% due 10/25/2031	122	124
6.500% due 09/25/2033	6,794	7,096

Bayview Commercial Asset Trust
0.680% due 08/25/2034	907	807

BCAP LLC Trust
0.420% due 01/25/2037	87,504	54,553
5.500% due 11/25/2034	27,778	26,819

BCRR Trust
4.230% due 12/22/2028	1,195	1,198
4.230% due 03/22/2031	4,464	4,550
4.230% due 12/22/2032	2,488	2,486
4.230% due 05/22/2033	1,172	1,171
4.230% due 08/22/2033	16,100	16,163
4.230% due 11/22/2033	16,893	17,073
4.230% due 03/22/2034	1,354	1,376
4.230% due 04/22/2034	3,585	3,658
4.230% due 05/22/2034	12,778	13,082
4.230% due 04/22/2035	1,304	1,309
4.230% due 05/22/2035	3,936	3,962
4.230% due 06/22/2035	2,800	2,847
4.230% due 09/22/2035	381	381
4.230% due 12/22/2035	12,343	12,530
4.230% due 04/22/2036	3,847	3,844
4.230% due 11/22/2036	4,474	4,539
4.230% due 06/22/2038	2,409	2,438
4.230% due 02/22/2041	2,951	3,038
5.858% due 07/17/2040	10,000	10,735

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035	1,080	1,043
2.496% due 04/25/2034	8,483	8,083
2.520% due 02/25/2036	16,571	15,438
2.560% due 10/25/2035	10,352	9,480
2.649% due 05/25/2033	1,858	1,878
2.651% due 04/25/2033	2,112	2,114
2.685% due 08/25/2033	64	64
2.710% due 03/25/2035	10,949	10,546

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
2.711% due 05/25/2034	$35	$35
2.725% due 04/25/2034	65	61
2.726% due 04/25/2033	244	242
2.750% due 01/25/2034	67	55
2.754% due 08/25/2033	315	315
2.770% due 02/25/2033	141	130
2.783% due 03/25/2035	7,968	6,561
2.839% due 05/25/2034	86	83
2.859% due 01/25/2034	9	9
2.860% due 10/25/2035	202,633	187,248
2.864% due 02/25/2034	3,314	2,986
2.875% due 10/25/2033	52	53
2.906% due 11/25/2034	212	202
2.934% due 03/25/2035	1,159	1,119
2.934% due 08/25/2035	10,053	7,842
2.954% due 07/25/2034	678	544
3.057% due 11/25/2034	7,135	6,082
3.075% due 01/25/2034	3,399	3,330
3.101% due 09/25/2034	2,149	1,841
3.121% due 01/25/2035	416	385
3.339% due 12/25/2035	7,355	7,083
3.392% due 11/25/2030	4,228	4,276
3.607% due 11/25/2034	5,326	5,364
4.137% due 05/25/2034	22	22
4.827% due 01/25/2035	76	71
5.023% due 01/25/2035	2,274	2,113
5.025% due 03/25/2035	11,317	9,982
5.136% due 08/25/2035	91,600	92,008
5.219% due 08/25/2035	30,057	26,162
5.297% due 05/25/2047	43,362	33,603
5.376% due 02/25/2036	5,293	4,797
5.434% due 04/25/2033	5,229	5,223
5.526% due 04/25/2033	509	498
5.670% due 02/25/2033	4,225	4,242
5.675% due 02/25/2036	6,178	4,554

Bear Stearns Alt-A Trust
0.410% due 02/25/2034	5,765	4,733
0.450% due 02/25/2034	80	39
0.470% due 04/25/2035	3,239	2,570
0.470% due 12/25/2046 (a)	47	1
0.490% due 02/25/2036	4,463	2,917
2.568% due 03/25/2035	28	21
2.612% due 12/25/2033	2,866	2,777
2.643% due 05/25/2035	130,891	110,557
2.663% due 01/25/2036	26,436	15,405
2.693% due 10/25/2033	96	82
2.802% due 02/25/2036 (a)	2,578	1,316
2.868% due 03/25/2036	3,061	1,755
2.922% due 01/25/2035	5,896	4,789
2.955% due 02/25/2034	6,573	6,208
2.987% due 09/25/2035	65,222	51,061
3.033% due 09/25/2034	298	239
3.552% due 02/25/2034	62	58
4.198% due 08/25/2036 (a)	8,491	2,752
5.089% due 11/25/2036	455	289
5.195% due 11/25/2036	104	65
5.233% due 11/25/2036	812	539
5.999% due 08/25/2036	163	112

Bear Stearns Commercial Mortgage Securities
0.365% due 03/15/2019	460	453
3.970% due 11/11/2035	44	44
4.871% due 09/11/2042	100	106
4.980% due 02/11/2041	310	323
5.116% due 02/11/2041	900	960
5.127% due 10/12/2042	6,798	6,824
5.201% due 12/11/2038	2,250	2,372
5.205% due 02/11/2044	6,381	6,488

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.330% due 01/12/2045	$500	$512
5.331% due 02/11/2044	51,225	53,658
5.455% due 03/11/2039	13,950	15,157
5.468% due 06/11/2041	100	107
5.471% due 01/12/2045	30,150	32,359
5.610% due 11/15/2033	1,379	1,387
5.694% due 06/11/2050	48,340	51,692
5.698% due 09/11/2038	518	552
5.700% due 06/13/2050	57,455	61,247
5.703% due 06/11/2050	1,300	1,366
5.718% due 06/11/2040	65,984	71,140
5.723% due 09/11/2038	300	329
6.480% due 02/15/2035	48	48
7.000% due 05/20/2030	19,623	20,850

Bear Stearns Mortgage Securities, Inc.
3.576% due 06/25/2030	53	53

Bear Stearns Structured Products, Inc.
2.683% due 01/26/2036	6,438	4,308
5.222% due 12/26/2046	5,614	4,008

Bella Vista Mortgage Trust
0.503% due 05/20/2045	62	38

CC Mortgage Funding Corp.
0.430% due 05/25/2036	3,737	2,523

Chase Mortgage Finance Corp.
2.903% due 02/25/2037	2,225	2,082
2.905% due 02/25/2037	1,525	1,408
2.948% due 12/25/2035	20,938	17,559
3.743% due 03/25/2037	21,503	17,770
4.921% due 02/25/2037	17,124	16,315
5.292% due 12/25/2035	10,954	10,033
5.916% due 03/25/2037	843	817
5.981% due 09/25/2036	275	213
6.000% due 11/25/2036	1,410	1,253
6.000% due 02/25/2037	3,000	2,451
6.000% due 03/25/2037	20,000	16,941

Chaseflex Trust
0.750% due 06/25/2035	6,517	5,650
5.500% due 06/25/2035	34	34
6.000% due 02/25/2037	4,500	3,477

Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	4,845	4,968
5.250% due 12/25/2033	181	181
5.500% due 12/25/2022	2,056	2,018
5.500% due 02/25/2026	1,281	1,244
5.500% due 04/25/2037	5,121	4,615
5.750% due 09/25/2037	8,748	8,094
6.000% due 06/25/2036	8,900	8,432

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	374
5.622% due 12/10/2049	123	123
5.698% due 12/10/2049	11,118	12,005
5.733% due 03/15/2049	425	463
5.822% due 12/10/2049	39,502	43,344
5.860% due 07/17/2040	7,592	7,567

Citigroup Mortgage Loan Trust, Inc.
0.320% due 01/25/2037	1,290	710
1.050% due 08/25/2035	4,716	3,728
2.210% due 08/25/2035	10,258	9,904
2.510% due 08/25/2035	2,216	2,109
2.560% due 08/25/2035	77,930	69,459
2.650% due 10/25/2035	47,322	40,879
2.670% due 12/25/2035	53,634	52,256
2.799% due 02/25/2034	6,450	6,362
2.815% due 12/25/2035	4,272	2,830
2.820% due 12/25/2035	145	135
2.909% due 08/25/2035	75,491	72,918
2.983% due 09/25/2034	1,626	1,583

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.151% due 09/25/2035	$121,664	$110,843
5.492% due 07/25/2046	12,401	9,096
5.770% due 09/25/2037	82,347	58,729

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	17,400	17,788
5.222% due 07/15/2044	500	537
5.322% due 12/11/2049	94,870	99,708
5.346% due 01/15/2046	300	322
5.617% due 10/15/2048	3,515	3,778
5.886% due 11/15/2044	4,205	4,549

Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	2,991	2,277

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	332	372

Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	15	16

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	170	178

Commercial Mortgage Loan Trust
6.013% due 12/10/2049	58,150	62,688

Commercial Mortgage Pass-Through Certificates
0.480% due 02/05/2019	5,725	5,681
0.754% due 07/16/2034	4,808	4,801
5.116% due 06/10/2044	250	267
5.306% due 12/10/2046	137,853	145,327
5.543% due 12/11/2049	7,500	7,979
5.769% due 06/10/2046	390	426
5.815% due 12/10/2049	5,550	6,022

Community Program Loan Trust
4.500% due 10/01/2018	2,310	2,333
4.500% due 04/01/2029	26,000	24,715

Countrywide Alternative Loan Trust
0.404% due 05/20/2046	624	595
0.420% due 01/25/2037	3,792	2,260
0.420% due 05/25/2047	7,072	4,777
0.430% due 05/25/2047	6,742	3,966
0.434% due 02/20/2047	1,540	864
0.440% due 09/25/2046	38,562	21,683
0.448% due 12/20/2046	109,343	63,061
0.450% due 05/25/2036	3,092	1,914
0.450% due 06/25/2037	20	12
0.460% due 05/25/2035	342	230
0.460% due 07/25/2046	7,336	4,941
0.464% due 05/20/2046	1,914	1,080
0.464% due 07/20/2046	47,313	21,353
0.500% due 09/25/2046	1,000	207
0.500% due 10/25/2046	512	196
0.509% due 07/25/2046	800	157
0.520% due 05/25/2036	545	116
0.530% due 02/25/2037	5,358	3,291
0.580% due 09/25/2035	3,157	1,908
0.600% due 09/25/2035	3,120	2,004
0.600% due 05/25/2037	424	251
0.700% due 08/25/2033	58	55
0.800% due 10/25/2036	10,890	6,360
0.950% due 10/25/2035	6,028	5,016
1.312% due 12/25/2035	791	501
1.312% due 02/25/2036	1,234	831
1.350% due 02/25/2036	14,400	9,336
1.412% due 08/25/2035	531	298
1.812% due 11/25/2035	2,737	1,696
2.352% due 11/25/2035	35	22
5.000% due 08/25/2019	683	684
5.000% due 01/25/2035	56	55
5.221% due 10/25/2035	3,803	3,222
5.250% due 10/25/2033	18,459	18,648
5.250% due 06/25/2035	2,126	1,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/25/2035	$17,000	$14,548
5.663% due 02/25/2037	37,767	28,575
5.701% due 11/25/2035	3,255	2,135
5.750% due 03/25/2037	3,000	2,226
5.801% due 08/25/2036	1,778	1,790
6.000% due 10/25/2032	1,190	1,232
6.000% due 10/25/2033	1,101	1,142
6.000% due 12/25/2033	23	23
6.000% due 02/25/2034	27	27
6.000% due 04/25/2036	3,573	2,623
6.000% due 01/25/2037	15,682	12,034
6.000% due 02/25/2037	1,856	1,342
6.250% due 12/25/2033	416	430
6.250% due 11/25/2036	2,121	1,715
6.250% due 08/25/2037	7,626	5,069
6.500% due 05/25/2036	8,860	5,309

Countrywide Home Loan Mortgage Pass-Through Trust
0.480% due 05/25/2035	17,624	12,044
0.540% due 04/25/2035	22,001	14,042
0.570% due 03/25/2035	595	390
0.580% due 02/25/2035	2,443	1,808
0.590% due 02/25/2035	503	385
0.590% due 06/25/2035	7,060	6,013
0.590% due 03/25/2036	790	247
0.600% due 02/25/2036	456	125
0.630% due 09/25/2034	38	23
0.650% due 08/25/2018	1,649	1,605
2.250% due 07/19/2031	26	25
2.638% due 06/20/2034	1,613	1,354
2.812% due 02/20/2035	5,209	4,496
2.820% due 10/19/2032	65	46
2.984% due 08/25/2034	431	343
2.991% due 11/20/2034	10,003	8,590
3.017% due 02/20/2036	38,561	32,297
3.051% due 04/20/2035	19	18
3.118% due 11/25/2034	3,365	2,940
3.881% due 07/25/2034	4,438	4,246
4.195% due 11/19/2033	1,230	1,225
4.980% due 02/25/2047	2,747	1,869
5.000% due 11/25/2035	3,522	3,568
5.077% due 10/20/2035	3,232	2,344
5.103% due 03/25/2037	2,707	1,610
5.139% due 01/20/2035	4,932	4,805
5.147% due 04/25/2035	17,855	16,132
5.250% due 04/25/2035	18,323	18,332
5.250% due 02/20/2036	49	34
5.323% due 02/20/2036	824	636
5.393% due 04/20/2036	7,491	5,896
5.500% due 12/25/2034	25,454	26,575
5.500% due 05/25/2035	119,582	119,327
5.500% due 09/25/2035	19,940	18,962
5.500% due 10/25/2035	22,104	20,934
5.500% due 11/25/2035	21,758	16,045
5.500% due 04/25/2038	15,412	14,851
5.538% due 05/20/2036	4,870	3,476
5.750% due 02/25/2037	9,071	8,279
5.783% due 09/25/2047	7,955	5,774
6.000% due 10/25/2034	70	70
6.000% due 08/25/2037	31,804	32,383
6.000% due 09/25/2037	1,663	1,583
6.250% due 09/25/2036	18,000	16,578
6.500% due 01/25/2034	773	785
6.500% due 11/25/2034	1,247	1,260
7.500% due 06/25/2035	397	398

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		$701	$607
1.962% due 05/25/2032		66	68
2.495% due 07/25/2033		36	35
2.498% due 04/25/2034		28,418	28,580
2.665% due 06/25/2032		55	48
2.675% due 08/25/2033		179	182
2.745% due 05/25/2032		155	155
2.836% due 09/25/2034		4,117	3,966
4.106% due 12/15/2035		4,878	4,937
4.512% due 07/15/2037		157	158
4.832% due 06/25/2032		23	21
5.100% due 08/15/2038		200	214
5.104% due 08/15/2038		250	266
5.435% due 09/15/2034		4,564	4,592
5.500% due 09/25/2035		15,406	14,426
5.500% due 10/25/2035		5,029	4,834
6.000% due 11/25/2035		70	53
6.500% due 04/25/2033		1,500	1,577
7.500% due 12/25/2032		4	4

Credit Suisse Mortgage Capital Certificates
0.485% due 10/15/2021		9,939	9,730
5.383% due 02/15/2040		4,200	4,338
5.467% due 09/15/2039		43,630	46,185
5.467% due 09/16/2039		47,400	50,893
5.467% due 09/18/2039		26,000	26,851
5.509% due 04/15/2047		40,150	41,747
5.525% due 06/15/2039		12,463	12,751
5.579% due 04/25/2037		1,937	1,364
5.658% due 06/10/2049		34,815	36,974
5.660% due 03/15/2039		14,987	16,112
5.695% due 09/15/2040		47,601	49,651
5.863% due 02/25/2037		5,017	3,288
5.949% due 12/18/2049		126,047	136,854

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		3,570	2,268
5.720% due 09/25/2036		3,585	2,570
6.172% due 06/25/2036		4,605	3,166

CW Capital Cobalt Ltd.
5.484% due 04/15/2047		4,100	4,229

DECO Series
0.975% due 10/27/2014	GBP	13,500	21,087
1.301% due 01/27/2018	EUR	36,279	48,558

Deutsche ALT-A Securities, Inc.
0.350% due 10/25/2036		$12	5
0.400% due 02/25/2047		15,662	8,566
5.066% due 10/25/2035		7,370	6,611
5.239% due 10/25/2035		11,383	8,890
5.500% due 12/25/2035		4,065	2,787
5.869% due 10/25/2036		3,391	2,152
5.886% due 10/25/2036		3,391	2,155
6.005% due 10/25/2036 (a)		2,669	1,579
6.300% due 07/25/2036		3,823	2,477

Deutsche Mortgage Securities, Inc.
1.511% due 06/28/2047		14,942	14,924
5.217% due 06/26/2035		27,000	26,222

DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (p)		186	156

Downey Savings & Loan Association Mortgage Loan Trust
0.434% due 04/19/2048		4,871	1,986
2.477% due 07/19/2044		76	61

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		12	14

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EMF-NL
1.806% due 04/17/2041	EUR	10,200	$11,637
2.006% due 10/17/2041		35,000	42,906

European Loan Conduit
1.243% due 05/15/2019		49,840	64,877

Eurosail PLC
1.756% due 10/17/2040		5,472	7,183

First Horizon Alternative Mortgage Securities
0.750% due 06/25/2035		$14,753	12,609
2.325% due 08/25/2034		2,035	1,811
2.368% due 09/25/2035		9,802	7,500
2.374% due 04/25/2035		5,222	4,516
2.375% due 08/25/2035		6,272	4,938
5.500% due 05/25/2035		10,067	8,953
5.500% due 06/25/2035		12,335	11,440
6.250% due 08/25/2037		2,098	1,390

First Horizon Asset Securities, Inc.
2.708% due 12/25/2033		24	24
2.720% due 02/25/2034		99	102
2.754% due 04/25/2035		10,026	9,369
2.771% due 05/25/2035		1,726	1,570
2.869% due 06/25/2035		7,631	6,566
2.880% due 10/25/2035		8,228	7,258
2.921% due 08/25/2035		6,289	5,076
5.250% due 05/25/2021		2,023	2,062
5.250% due 03/25/2035		10,475	10,220
5.254% due 06/25/2035		1,807	1,680
5.290% due 10/25/2035		4,341	3,990
5.296% due 06/25/2035		6,555	6,059
5.388% due 01/25/2037		200	162
5.419% due 09/25/2035		17,305	16,140
5.500% due 01/25/2035		1,600	1,630
5.533% due 11/25/2035		10,702	9,551
5.573% due 11/25/2034		10,314	10,243
6.240% due 10/25/2036		4,821	4,119

First Nationwide Trust
6.750% due 08/21/2031		569	590

First Republic Mortgage Loan Trust
0.555% due 08/15/2032		498	474
0.605% due 11/15/2031		429	397
0.655% due 11/15/2032		75	71
0.730% due 06/25/2030		1,401	1,377
0.755% due 11/15/2030		63	63

First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		162	166

Fund America Investors Corp. II
2.393% due 06/25/2023		145	145

GE Capital Commercial Mortgage Corp.
0.465% due 06/10/2048 (b)		2,661	14
4.229% due 12/10/2037		2,219	2,227

GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,546
5.713% due 10/15/2038		571	591

GMAC Mortgage Corp. Loan Trust
0.700% due 12/25/2033		89	88
3.025% due 06/25/2034		4,588	4,068
3.446% due 06/25/2034		69	65
4.988% due 05/25/2035		9,193	8,630

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		202	200
8.950% due 08/20/2017		54	60

Government Lease Trust
4.000% due 05/18/2011		44,915	45,014
6.480% due 05/18/2011		172	173

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gracechurch Mortgage Financing PLC
0.392% due 11/20/2056		$118,839	$117,476
0.412% due 11/20/2056		11,900	11,699
1.178% due 11/20/2056	EUR	85,193	119,383

Granite Master Issuer PLC
0.344% due 12/17/2054		$7,006	6,634
0.354% due 12/20/2054		61,482	58,223
0.724% due 12/20/2054	GBP	2,614	3,989
0.734% due 12/20/2054		13,488	20,467
0.804% due 12/20/2054		3,973	6,058
0.987% due 12/17/2054	EUR	2,614	3,507
0.997% due 12/20/2054		19,579	26,289
1.067% due 12/20/2054		8,604	11,534

Greenpoint Mortgage Funding Trust
0.330% due 10/25/2046		$1,170	1,070
0.330% due 01/25/2047		534	492
0.450% due 10/25/2046		959	240
0.450% due 12/25/2046		898	175
0.470% due 06/25/2045		1,392	937
0.520% due 04/25/2036		645	123
0.520% due 11/25/2045		720	475
0.590% due 10/25/2046		877	137

Greenwich Capital Commercial Funding Corp.
0.400% due 11/05/2021		10,460	10,260
4.799% due 08/10/2042		2,700	2,848
5.224% due 04/10/2037		27,908	29,711
5.381% due 03/10/2039		592	605
5.444% due 03/10/2039		94,056	99,547
5.597% due 12/10/2049		4,000	4,179
5.890% due 07/10/2038		289	291

GS Mortgage Securities Corp.
2.716% due 02/10/2021		30,000	30,114

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		4,923	4,924
1.535% due 03/06/2020		27,390	27,406
4.761% due 07/10/2039		225	235
5.479% due 11/10/2039		134	135
5.506% due 04/10/2038		77	78
5.560% due 11/10/2039		35,665	38,354
5.808% due 08/10/2045		5,000	5,309
6.044% due 08/15/2018		1,837	1,857

GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		5,474	5,619

GSR Mortgage Loan Trust
0.600% due 01/25/2034		215	210
1.990% due 03/25/2033		66	67
2.554% due 06/25/2034		50	46
2.745% due 04/25/2035		11,458	10,440
2.774% due 11/25/2035		8,282	7,489
2.784% due 01/25/2036		460	389
2.796% due 09/25/2035		71,857	70,430
2.815% due 09/25/2035		41,189	40,908
2.836% due 05/25/2035		41,068	34,533
2.838% due 04/25/2036		170	145
2.881% due 07/25/2035		9,800	7,645
2.907% due 09/25/2035		12,900	11,585
2.995% due 12/25/2034		6,447	5,581
3.044% due 01/25/2035		6,891	6,511
5.115% due 04/25/2035		9,478	8,834
5.181% due 11/25/2035		128,352	124,026
5.269% due 11/25/2035		9,095	7,675
5.352% due 05/25/2035		11,224	10,642
5.500% due 03/25/2035		150	150
5.750% due 02/25/2036		3,981	3,744
5.750% due 02/25/2037		17,577	16,690
6.000% due 03/25/2032		31	32
6.000% due 11/25/2035		22,486	21,913

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.000% due 01/25/2037		$37,712	$	36,074
6.000% due 03/25/2037		30,466		28,616
6.000% due 05/25/2037		21,263		21,040
6.500% due 09/25/2036		10,832		9,650

Harborview Mortgage Loan Trust
0.384% due 04/19/2038		26,884		17,374
0.404% due 01/25/2047		6,467		4,111
0.434% due 07/19/2046		46,275		28,600
0.444% due 07/21/2036		6,528		4,309
0.444% due 01/19/2038		11,144		7,371
0.454% due 09/19/2046		9,687		6,344
0.474% due 05/19/2035		2,565		1,764
0.494% due 03/19/2036		17,807		11,272
0.534% due 02/19/2036		15,328		9,724
0.564% due 11/19/2035		7,444		5,195
0.594% due 06/20/2035		7,787		6,561
0.604% due 01/19/2035		3,445		2,217
0.624% due 02/19/2034		9		8
1.250% due 11/25/2047		4,183		3,115
2.470% due 06/19/2034		8,460		7,642
2.884% due 07/19/2035		194		168
2.936% due 07/19/2035		1,094		892
3.025% due 05/19/2033		124		125
5.505% due 08/19/2036		6,271		5,076

Holmes Master Issuer PLC
2.339% due 10/15/2054	EUR	185,400		262,730

Homebanc Mortgage Trust
0.430% due 12/25/2036		$3,274		2,532
5.753% due 04/25/2037		4,100		2,462
5.797% due 04/25/2037		8,302		7,203

Impac CMB Trust
1.010% due 10/25/2033		60		54
1.250% due 07/25/2033		1,491		1,361
5.410% due 09/25/2034		535		536

Impac Secured Assets CMN Owner Trust
0.340% due 11/25/2036		2,620		2,475

Indymac ARM Trust
1.811% due 01/25/2032		158		135
1.959% due 01/25/2032		580		493
2.447% due 08/25/2031		464		452

Indymac IMSC Mortgage Loan Trust
0.430% due 07/25/2047		16,878		10,036

Indymac INDA Mortgage Loan Trust
2.621% due 01/25/2036		24,847		20,744
5.640% due 08/25/2036		4,100		3,051

Indymac INDB Mortgage Loan Trust
0.550% due 11/25/2035		1,287		648

Indymac Index Mortgage Loan Trust
0.440% due 09/25/2046		28,265		16,854
0.450% due 11/25/2046		1,049		329
0.450% due 06/25/2047		14,454		7,832
0.490% due 04/25/2035		2,489		1,700
0.490% due 07/25/2035		4,730		3,101
0.550% due 06/25/2037 (a)		2,332		945
1.030% due 05/25/2034		23		16
2.553% due 01/25/2036		11,812		7,472
2.677% due 12/25/2034		2,690		2,043
2.818% due 01/25/2035		272		208
4.809% due 04/25/2037		16,659		8,858
5.000% due 08/25/2035		3,204		2,321
5.018% due 09/25/2035		6,318		3,574
5.080% due 01/25/2036		1,645		1,325
5.148% due 10/25/2035		1,523		1,224
5.186% due 06/25/2035		2,723		2,127
5.284% due 06/25/2036		2,729		2,318
5.397% due 04/25/2037		37,548		22,158

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jamaica Housing Development
3.104% due 10/01/2018	$5,162	$5,043

JPMorgan Alternative Loan Trust
0.420% due 08/25/2036	30,000	23,300
5.550% due 10/25/2036	583	560

JPMorgan Chase Commercial Mortgage Securities Corp.
0.024% due 01/12/2043 (b)	10,098	4
0.630% due 07/15/2019	15,653	14,769
4.372% due 10/12/2037	327	330
4.393% due 07/12/2037	20	21
4.824% due 09/12/2037	16,300	16,429
4.918% due 10/15/2042	200	212
4.936% due 08/15/2042	200	213
5.038% due 03/15/2046	485	516
5.050% due 12/12/2034	10,000	10,427
5.247% due 01/12/2043	478	478
5.298% due 05/15/2047	8,200	8,341
5.336% due 05/15/2047	235,858	246,915
5.379% due 04/15/2043	33	33
5.399% due 05/15/2045	2,235	2,396
5.420% due 01/15/2049	69,184	72,960
5.429% due 12/12/2043	500	535
5.440% due 06/12/2047	59,860	63,116
5.721% due 02/12/2049	4,250	4,518
5.738% due 02/12/2049	79,566	85,207
5.794% due 02/12/2051	15,695	16,906
5.857% due 10/12/2035	1,658	1,671
5.863% due 04/15/2045	43,365	47,642
5.882% due 02/15/2051	33,040	35,374

JPMorgan Mortgage Trust
2.162% due 11/25/2033	60	61
2.863% due 02/25/2036	55,301	44,265
2.909% due 02/25/2036	3,136	3,008
2.922% due 07/25/2035	30,318	30,139
2.967% due 07/25/2035	3,091	2,966
3.006% due 07/25/2035	13,252	13,062
3.081% due 08/25/2035	9,513	8,140
3.142% due 08/25/2035	5,737	5,016
3.211% due 10/25/2035	45,063	40,701
4.707% due 02/25/2034	2,556	2,602
4.784% due 07/25/2035	7,510	7,118
4.881% due 04/25/2035	1,215	1,162
5.000% due 08/25/2020	26,801	26,717
5.041% due 02/25/2035	5,694	5,806
5.101% due 10/25/2035	26,445	24,613
5.169% due 06/25/2035	31,894	31,238
5.279% due 07/25/2035	10,004	9,331
5.301% due 10/25/2035	2,056	1,775
5.356% due 08/25/2035	12,068	11,459
5.387% due 07/25/2035	3,357	3,368
5.404% due 11/25/2035	8,053	7,641
5.437% due 09/25/2035	2,613	2,435
5.500% due 07/25/2036	7,148	6,841
5.515% due 07/27/2037	33,552	28,798
5.653% due 04/25/2037	53	50
5.662% due 04/25/2036	26,566	25,858
5.676% due 10/25/2036	13,249	10,900
5.699% due 04/25/2036	12,600	10,584
5.710% due 05/25/2036	13,127	11,143
5.750% due 01/25/2036	14,499	13,637
5.945% due 10/25/2036	79,112	67,207
6.500% due 07/25/2036	12,887	12,537

LB Commercial Conduit Mortgage Trust
5.928% due 07/15/2044	23,694	25,359

LB Mortgage Trust
8.456% due 01/20/2017	7,862	7,906

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030	$27	$	27
4.563% due 09/15/2026	4,640		4,730
4.568% due 01/15/2031	390		409
4.739% due 07/15/2030	200		212
4.742% due 02/15/2030	45		47
5.084% due 02/15/2031	255		255
5.124% due 11/15/2032	405		431
5.303% due 02/15/2040	476		486
5.372% due 09/15/2039	20,900		22,304
5.424% due 02/15/2040	75,816		80,508
5.430% due 02/15/2040	88,983		93,758
5.532% due 03/15/2032	183		183
5.661% due 03/15/2039	16,790		18,101
5.866% due 09/15/2045	47,205		50,531
5.876% due 06/15/2038	2,516		2,766
6.133% due 12/15/2030	1,150		1,168
6.365% due 12/15/2028	413		414

Lehman Mortgage Trust
0.570% due 08/25/2036	28,801		25,562
6.449% due 04/25/2036	4,312		4,312

Luminent Mortgage Trust
0.420% due 12/25/2036	21,915		13,744
0.430% due 12/25/2036	9,237		5,884
0.450% due 10/25/2046	7,872		5,440

MASTR Adjustable Rate Mortgages Trust
0.460% due 04/25/2046	13,038		7,382
0.490% due 05/25/2037	2,674		1,435
0.550% due 05/25/2047	1,000		351
2.537% due 07/25/2035	5,020		4,090
2.699% due 05/25/2034	392		321
2.761% due 10/25/2032	2,072		2,077
2.839% due 12/25/2033	626		582
2.899% due 11/21/2034	16,700		16,369

MASTR Alternative Loans Trust
0.650% due 11/25/2033	401		397
0.650% due 03/25/2036	11,498		3,654

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,203		2,317
5.750% due 05/25/2036	24,375		22,483

MASTR Seasoned Securities Trust
6.211% due 09/25/2017	9,843		10,326
6.500% due 08/25/2032	20,303		21,147

Mellon Residential Funding Corp.
0.695% due 12/15/2030	2,631		2,519
0.735% due 06/15/2030	3,682		3,641
0.955% due 11/15/2031	12,852		12,348
0.995% due 09/15/2030	3,219		2,794
1.135% due 11/15/2031	202		146
2.610% due 10/20/2029	7,489		6,914

Merrill Lynch Alternative Note Asset
0.550% due 03/25/2037	4,812		2,268
5.036% due 06/25/2037 (a)	3,705		2,139

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	10,430		10,944
5.378% due 08/12/2048	25,620		26,545
5.414% due 07/12/2046	300		318
5.485% due 03/12/2051	33,790		35,389
5.700% due 09/12/2049	95,407		99,972
5.745% due 06/12/2050	29,150		30,462
5.965% due 08/12/2049	58,832		63,177

Merrill Lynch Floating Trust
0.325% due 06/15/2022	574		563
0.797% due 07/09/2021	43,691		41,569

Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036	1,015		781
0.500% due 08/25/2036	1,502		1,229

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund  (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.961% due 12/25/2032		$1,199	$1,213
2.305% due 02/25/2033		64	61
2.333% due 05/25/2033		1,286	1,306
2.586% due 02/25/2034		30	30
2.636% due 02/25/2035		6,777	6,436
2.669% due 12/25/2035		4,186	3,443
2.753% due 06/25/2035		34,113	31,111
2.787% due 08/25/2034		3,553	3,497
2.937% due 05/25/2033		18	18
5.311% due 09/25/2035		41,777	38,288
5.429% due 12/25/2035		17,134	15,325
6.412% due 12/15/2030		2,805	3,043
6.720% due 11/15/2026		14	15

Merrill Lynch Mortgage Trust
5.724% due 06/12/2050		6,056	6,213
5.828% due 06/12/2050		13,851	14,465

Merrill Lynch Mortgage-Backed Securities Trust
5.416% due 04/25/2037		16,079	11,840

MLCC Mortgage Investors, Inc.
0.500% due 11/25/2035		2,297	1,989
0.580% due 11/25/2029		806	736
0.820% due 11/25/2029		1,144	1,063
0.910% due 06/25/2028		3,181	3,103
1.250% due 10/25/2035		1,999	1,760
1.707% due 10/25/2035		93,064	85,550
1.970% due 01/25/2029		1,071	1,070
2.009% due 02/25/2036		12,153	10,323
2.208% due 04/25/2035		1,089	1,042
2.473% due 05/25/2036		6,690	5,976
4.250% due 10/25/2035		3,771	3,222
5.841% due 06/25/2037		4,749	4,442

Morgan Stanley Capital I
0.315% due 10/15/2020		35,349	33,995
0.472% due 05/24/2043		5,909	5,790
4.700% due 07/15/2056		100	105
5.168% due 01/14/2042		200	214
5.283% due 11/12/2041		96	97
5.332% due 12/15/2043		41,870	44,174
5.364% due 03/15/2044		2,500	2,616
5.402% due 03/12/2044		700	754
5.447% due 02/12/2044		530	556
5.514% due 11/12/2049		500	538
5.569% due 12/15/2044		26,700	28,005
5.610% due 04/15/2049		25,678	25,988
5.646% due 06/11/2042		300	329
5.692% due 04/15/2049		58,600	61,742
5.809% due 12/12/2049		107,810	116,505
5.852% due 12/12/2049		385	400
5.877% due 06/11/2049		35,809	38,149

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036		26,500	27,544
5.500% due 04/25/2017		14	14

Morgan Stanley Mortgage Loan Trust
0.560% due 01/25/2035		26	22
3.632% due 06/25/2036		5,234	5,061
5.177% due 07/25/2035		5,555	5,094
5.701% due 02/25/2047		3,932	2,509
5.738% due 06/25/2036		29,822	18,302

Morgan Stanley Re-REMIC Trust
5.808% due 08/12/2045		138,837	149,985
5.808% due 08/15/2045		81,900	88,476

New York Mortgage Trust, Inc.
3.401% due 05/25/2036		37,756	31,340

Newgate Funding PLC
1.406% due 12/15/2050	GBP	62,246	97,345
1.773% due 12/15/2050	EUR	107,200	130,047

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
2.605% due 10/25/2035		$269	$	196
5.367% due 02/25/2036 (a)		1,299		812
5.820% due 03/25/2047		2,955		2,503
6.138% due 03/25/2047		2,715		2,309
7.000% due 02/19/2030		2,104		2,116

OBP Depositor LLC Trust
4.646% due 07/15/2045		62,000		62,997

Ocwen Residential MBS Corp.
7.000% due 10/25/2040		154		17

Opera Finance PLC
1.188% due 01/15/2015	EUR	14,050		16,369

Opteum Mortgage Acceptance Corp.
0.509% due 07/25/2035		$1,658		1,576

Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		23		26

Paine Webber CMO Trust
8.625% due 09/01/2018		2		2
1359.500% due 08/01/2019 (b)		0		1

Permanent Master Issuer PLC
0.383% due 10/15/2033		6,500		6,447
0.413% due 07/15/2033		10,000		9,825
0.870% due 10/15/2033	GBP	18,000		28,358

Prime Mortgage Trust
0.650% due 02/25/2019		$924		905
0.650% due 02/25/2034		7,527		6,931
5.000% due 02/25/2019		36		37

Provident Funding Mortgage Loan Trust
2.669% due 04/25/2034		8,874		8,872
2.742% due 10/25/2035		6,705		6,508

Prudential Securities Secured Financing Corp.
7.094% due 06/16/2031		41		41

Prudential-Bache CMO Trust
8.400% due 03/20/2021		5		5

RBSCF Trust
5.223% due 08/16/2048		48,438		50,442
5.305% due 01/16/2049		15,013		15,272
5.331% due 02/16/2044		21,173		22,199
5.336% due 05/16/2047		29,124		31,082
5.420% due 01/16/2049		28,804		30,678
5.467% due 09/16/2039		1,900		2,029
5.692% due 04/16/2049		26,300		28,413
5.695% due 09/16/2040		7,500		8,101
5.900% due 02/16/2051		42,211		45,790
6.013% due 12/16/2049		37,000		40,785
6.068% due 09/17/2039		2,600		2,852

Regal Trust IV
3.008% due 09/29/2031		778		744

Resecuritization Mortgage Trust
0.498% due 04/26/2021		1		1

Residential Accredit Loans, Inc.
0.430% due 06/25/2046		133,833		54,431
0.500% due 08/25/2037		11,124		7,522
0.550% due 08/25/2035		1,148		712
0.554% due 09/25/2046		467		66
0.580% due 03/25/2037		2,966		1,078
0.650% due 01/25/2033		58		56
0.900% due 07/25/2033		223		201
3.348% due 08/25/2035 (a)		1,923		1,115
5.681% due 09/25/2035		2,412		1,829
5.714% due 02/25/2036 (a)		2,457		1,334
6.000% due 06/25/2036		166		114

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031		548		592

Residential Asset Securitization Trust
0.650% due 01/25/2046 (a)		27,997		12,971
0.700% due 12/25/2036 (a)		946		409

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
0.750% due 03/25/2035		$21,266	$	17,360
5.000% due 08/25/2019		7,794		7,798
5.500% due 07/25/2035		1,083		867
5.750% due 02/25/2036 (a)		2,014		1,531
6.250% due 10/25/2036 (a)		1,270		894

Residential Funding Mortgage Securities I
0.650% due 07/25/2018		247		234
3.249% due 09/25/2035		271		190
5.250% due 03/25/2034		86		87
5.273% due 06/25/2035		5,822		5,327
5.500% due 12/25/2034		1,600		1,507
6.000% due 06/25/2036		5,930		5,382
6.500% due 03/25/2032		449		468

Saecure BV
1.237% due 05/25/2036	EUR	418		590

Salomon Brothers Mortgage Securities VII, Inc.
0.750% due 05/25/2032		$134		110
2.827% due 12/25/2030		114		119
4.000% due 12/25/2018		175		180
4.865% due 03/18/2036		80		83
5.045% due 03/18/2036		40		40

Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		145		165

Sears Mortgage Securities
12.000% due 02/25/2014		28		31

Securitized Asset Sales, Inc.
2.736% due 11/26/2023		110		108

Sequoia Mortgage Trust
0.454% due 07/20/2036		8,381		6,983
0.604% due 10/19/2026		470		415
0.604% due 07/20/2033		642		620
0.634% due 10/20/2027		407		379
0.914% due 06/20/2033		52		48
2.463% due 01/20/2047		6,934		5,636
2.811% due 04/20/2035		30,063		28,890
5.486% due 09/20/2046		15,675		13,533
5.615% due 01/20/2047		9,743		8,606

Sovereign Commercial Mortgage Securities Trust
5.825% due 07/22/2030		1,086		1,117

Structured Adjustable Rate Mortgage Loan Trust
0.470% due 05/25/2037		346		226
0.490% due 06/25/2035		1,008		860
1.712% due 01/25/2035		487		285
2.519% due 03/25/2034		2,570		2,630
2.564% due 06/25/2035		5,043		4,085
2.585% due 02/25/2034		3,865		3,744
2.588% due 05/25/2034		415		394
2.603% due 07/25/2034		987		919
2.604% due 01/25/2036		6,282		5,251
2.611% due 01/25/2035		491		415
2.630% due 08/25/2034		2,416		2,180
2.651% due 08/25/2035		124		100
2.652% due 04/25/2034		7,561		6,923
5.097% due 09/25/2036		4,100		2,429
5.157% due 05/25/2036		4,100		3,206
5.190% due 12/25/2034		270		259
5.205% due 09/25/2034		1,506		1,428
5.269% due 11/25/2035		1,696		1,140
5.412% due 07/25/2035		1,971		1,757
5.786% due 03/25/2036		2,523		1,926
5.950% due 02/25/2036		2,853		2,236
6.000% due 10/25/2037 (a)		2,085		1,020

Structured Asset Mortgage Investments, Inc.
0.350% due 09/25/2047		50		50
0.370% due 08/25/2036		21,280		13,951
0.380% due 03/25/2037		4,981		3,086
0.420% due 03/25/2037		1,236		303

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund  (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.440% due 06/25/2036	$1,632	$1,105
0.440% due 07/25/2046	48,753	30,395
0.460% due 04/25/2036	1,801	1,195
0.460% due 08/25/2036	4,508	2,872
0.460% due 05/25/2046	206	118
0.470% due 05/25/2036	62	37
0.470% due 05/25/2046	16,670	8,221
0.470% due 09/25/2047	300	130
0.480% due 05/25/2045	1,333	912
0.503% due 07/19/2035	3,020	2,734
0.509% due 05/25/2046	541	150
0.550% due 08/25/2036	1,100	288
0.560% due 12/25/2035	7,961	5,018
0.584% due 10/19/2034	1,052	977
0.604% due 03/19/2034	15	14
0.834% due 07/19/2034	36	34
0.914% due 09/19/2032	9,338	8,465
1.094% due 10/19/2033	1,088	981
4.430% due 05/25/2022	1,065	1,083
4.696% due 05/02/2030	1	1

Structured Asset Securities Corp.
0.300% due 05/25/2036	119	117
1.997% due 05/25/2032	334	287
2.264% due 07/25/2032	767	669
2.364% due 01/25/2032	1,828	1,596
2.530% due 01/25/2034	8,120	7,429
2.586% due 06/25/2033	7,383	7,265
2.679% due 02/25/2032	1,635	1,596
2.768% due 10/25/2035	904	743
5.250% due 12/25/2034	2,097	2,091
5.398% due 03/25/2033	5,074	5,042
5.750% due 02/25/2035	35,517	36,284
8.212% due 04/15/2027	50	50

Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	35	35

TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	1,543	889
5.970% due 09/25/2036	5,726	1,514
6.014% due 07/25/2037	3,006	1,733
6.500% due 07/25/2036	11,457	4,533

Thornburg Mortgage Securities Trust
0.350% due 03/25/2037	3,100	3,008
0.360% due 11/25/2046	1,473	1,454
0.370% due 10/25/2046	17,186	17,033
0.380% due 06/25/2037	2,360	2,334
0.950% due 12/25/2033	3,911	3,666
3.164% due 10/25/2043	1,252	1,183
5.652% due 09/25/2047	192,904	163,606

UBS Commercial Mortgage Trust
1.155% due 07/15/2024	113,962	110,036

Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	3,276	3,319

Wachovia Bank Commercial Mortgage Trust
0.335% due 06/15/2020	12,161	11,268
0.345% due 09/15/2021	17,028	16,881
0.428% due 06/15/2049	184,300	146,201
5.090% due 07/15/2042	82	85
5.118% due 07/15/2042	100	107
5.215% due 01/15/2041	450	481
5.308% due 11/15/2048	41,805	44,780
5.342% due 12/15/2043	194,250	201,149
5.416% due 01/15/2045	16,615	17,522
5.509% due 04/15/2047	58,608	60,633
5.678% due 05/15/2046	16,665	17,675
5.704% due 05/15/2043	50	51
5.739% due 05/15/2043	655	714
5.740% due 06/15/2049	365	386

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Mortgage Loan Trust LLC
5.119% due 08/20/2035	$21,836	$19,732
5.308% due 10/20/2035	3,754	3,581
5.881% due 03/20/2037	11,326	10,035

WaMu Mortgage Pass-Through Certificates
0.470% due 07/25/2046	448	70
0.480% due 04/25/2045	2,596	2,258
0.509% due 11/25/2045	5,549	4,711
0.520% due 12/25/2045	1,016	862
0.530% due 11/25/2045	4,060	3,269
0.540% due 10/25/2045	35,646	30,961
0.560% due 01/25/2045	2,619	2,221
0.570% due 01/25/2045	1,713	1,452
0.620% due 11/25/2034	2,635	2,010
0.660% due 11/25/2045	800	492
0.660% due 12/25/2045	758	437
0.700% due 11/25/2034	1,280	909
1.012% due 02/25/2047	52,174	33,690
1.012% due 03/25/2047	45,013	30,084
1.052% due 01/25/2047	21,862	13,245
1.072% due 04/25/2047	31,046	23,353
1.082% due 05/25/2047	30,838	21,744
1.122% due 12/25/2046	1,367	1,005
1.122% due 07/25/2047	1,169	750
1.132% due 12/25/2046	20,787	13,778
1.292% due 06/25/2046	38,307	29,110
1.312% due 02/25/2046	1,789	1,422
1.312% due 08/25/2046	401	264
1.512% due 11/25/2042	836	744
1.514% due 05/25/2041	36	34
1.712% due 06/25/2042	1,804	1,513
1.712% due 08/25/2042	177	161
1.812% due 11/25/2046	4,446	3,241
2.255% due 03/25/2033	52	50
2.568% due 03/25/2037	29,846	24,007
2.573% due 03/25/2034	2,284	2,291
2.589% due 12/25/2035	39,585	31,814
2.607% due 01/25/2033	450	438
2.669% due 12/25/2035	25,000	20,308
2.674% due 04/25/2035	14,786	13,030
2.695% due 05/25/2035	78,209	65,377
2.696% due 06/25/2033	9,496	9,116
2.725% due 10/25/2035	4,604	3,939
2.734% due 02/27/2034	2,063	2,120
2.759% due 08/25/2034	1,269	1,254
2.769% due 09/25/2035	37,876	31,639
2.780% due 09/25/2033	407	413
2.782% due 08/25/2035	13,366	12,286
2.984% due 05/25/2046	2,662	1,926
2.984% due 07/25/2046	2,341	1,803
2.984% due 08/25/2046	1,372	1,040
2.984% due 10/25/2046	29,218	21,868
2.984% due 12/25/2046	17,210	12,994
3.071% due 09/25/2046	1,894	1,553
3.648% due 02/25/2037	50,979	40,956
4.056% due 03/25/2037	101,624	87,803
4.868% due 12/25/2036	29,427	23,175
5.119% due 01/25/2037	13,169	10,339
5.254% due 12/25/2035	8,514	7,937
5.270% due 04/25/2037	8,994	6,559
5.398% due 12/25/2036	8,270	6,551
5.444% due 02/25/2037	24,895	17,875
5.504% due 08/25/2035	11,716	10,573
5.548% due 05/25/2037	21,682	17,752
5.695% due 02/25/2037	32,692	25,112
5.738% due 03/25/2037	50,834	46,882
5.739% due 08/25/2036	24,491	20,884

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.805% due 08/25/2036	$29,624	$24,726
5.846% due 09/25/2036	13,906	11,069
6.000% due 07/25/2034	1,198	1,279

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.082% due 04/25/2047	940	266
1.282% due 05/25/2046	9,976	5,910
6.268% due 07/25/2036	2,190	1,302

Washington Mutual MSC Mortgage Pass-Through Certificates
2.140% due 02/25/2031	3	3
2.359% due 02/25/2033	45	42
2.388% due 05/25/2033	231	218
2.586% due 06/25/2033	8,607	8,604
2.627% due 01/25/2035	893	868
6.500% due 06/25/2032	8	8

Wells Fargo Mortgage-Backed Securities Trust
0.750% due 07/25/2037	6,277	5,231
2.740% due 03/25/2036	5,740	4,451
2.742% due 12/25/2034	31,385	30,092
2.742% due 03/25/2035	6,918	6,252
2.747% due 01/25/2035	11,549	10,547
2.759% due 10/25/2035	5,700	5,333
2.762% due 11/25/2034	2,575	2,557
2.772% due 03/25/2036	191,460	171,222
2.775% due 04/25/2036	29,119	23,285
2.788% due 10/25/2035	2,238	2,080
2.790% due 07/25/2035	98,810	91,978
2.825% due 03/25/2036	9,299	8,303
2.833% due 05/25/2035	3,915	3,746
2.854% due 04/25/2036	103	99
2.865% due 10/25/2035	658	659
2.867% due 09/25/2034	735	739
2.867% due 12/25/2034	3,214	3,155
2.877% due 05/25/2035	6,966	6,458
2.883% due 09/25/2034	19,101	19,611
2.885% due 10/25/2035	26,989	25,152
2.888% due 10/25/2035	35,373	31,381
2.936% due 06/25/2035	4,107	4,127
4.500% due 11/25/2018	40	40
4.564% due 12/25/2033	7,768	7,892
4.609% due 01/25/2034	2,841	2,876
4.629% due 09/25/2033	883	903
4.694% due 12/25/2033	780	809
4.705% due 07/25/2034	118	123
4.910% due 01/25/2035	1,045	1,054
5.000% due 06/25/2033	2,249	2,187
5.000% due 03/25/2036	5,669	5,447
5.060% due 03/25/2036	58,744	57,000
5.206% due 10/25/2035	10,713	10,695
5.261% due 05/25/2035	18,248	17,972
5.413% due 03/25/2036	530	498
5.500% due 01/25/2036	12,486	12,288
5.629% due 04/25/2036	39,861	37,374
5.750% due 03/25/2036	15,780	15,593
5.750% due 02/25/2037	1,500	1,435
5.750% due 04/25/2037	12,497	11,438
5.795% due 09/25/2036	11,437	9,569
6.000% due 08/25/2036	11,123	11,109
6.000% due 03/25/2037	12,811	12,080
6.000% due 04/25/2037	4,500	4,260
6.000% due 07/25/2037	25,576	23,011
6.000% due 08/25/2037	33,870	32,245

Total Mortgage-Backed Securities (Cost $13,919,959)		14,488,091

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 1.5%

Access Group, Inc.
1.603% due 10/27/2025		$8,766	$8,861

Accredited Mortgage Loan Trust
4.980% due 10/25/2033		3,837	2,932

ACE Securities Corp.
0.300% due 12/25/2036		47	46
0.310% due 10/25/2036		28	9

AFC Home Equity Loan Trust
0.960% due 12/22/2027		7	5

Alzette European CLO S.A.
0.630% due 12/15/2020		9,404	9,064

Ameriquest Mortgage Securities, Inc.
0.450% due 05/25/2035		5,047	4,955
0.480% due 11/25/2035		275	255
1.110% due 10/25/2033		17	17
5.311% due 11/25/2035		5,094	5,277

AMMC CDO
0.536% due 05/03/2018		19,000	17,807

Amortizing Residential Collateral Trust
0.520% due 06/25/2032		304	263
0.830% due 07/25/2032		97	89
0.950% due 10/25/2031		139	125

Anthracite CDO I Ltd.
1.252% due 12/24/2037		5,000	4,646

Aquilae CLO PLC
1.469% due 01/17/2023	EUR	29,057	37,259

Argent Securities, Inc.
0.450% due 10/25/2035		$2,443	2,225

Armstrong Loan Funding Ltd.
0.854% due 08/01/2016		26,348	26,082
1.304% due 08/01/2016		11,153	10,885

Asset-Backed Funding Certificates
0.310% due 01/25/2037		21	21
0.560% due 01/25/2035		1,516	1,388
0.600% due 06/25/2034		2,756	2,256
0.680% due 12/25/2030		2,306	2,175

Asset-Backed Securities Corp. Home Equity
0.330% due 05/25/2037		3,268	2,748
0.524% due 09/25/2034		597	545
0.740% due 07/25/2035		3,750	3,676

BA Credit Card Trust
0.285% due 11/15/2013		19,860	19,856
0.955% due 12/15/2014		150	151

Bank One Issuance Trust
0.505% due 05/16/2016		500	500

Bear Stearns Asset-Backed Securities Trust
0.290% due 02/25/2037		1,418	1,391
0.300% due 11/25/2036		460	442
0.310% due 01/25/2037		548	515
0.320% due 12/25/2036		3,937	3,677
0.330% due 10/25/2036		61	59
0.340% due 06/25/2047		22	21
0.360% due 11/25/2036		1,121	766
0.400% due 01/25/2037		12,004	10,484
0.440% due 01/25/2047		219	208
0.650% due 10/27/2032		1,318	1,203
0.770% due 07/25/2035		3,284	3,144
0.890% due 12/25/2034		8	6
0.910% due 10/25/2032		4,243	3,813
1.250% due 10/25/2037		595	398
1.250% due 11/25/2042		543	485
3.159% due 06/25/2043		1,725	1,688
3.168% due 10/25/2036		328	240
3.419% due 07/25/2036		338	244

BNC Mortgage Loan Trust
0.350% due 05/25/2037		912	811

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Callidus Debt Partners Fund Ltd.
0.563% due 04/17/2020	$29,868	$28,050

Capital Auto Receivables Asset Trust
1.705% due 10/15/2012	14,627	14,673

Carrington Mortgage Loan Trust
0.300% due 01/25/2037	371	365
0.350% due 06/25/2037	2,385	2,171
0.370% due 02/25/2037	150	142
0.570% due 10/25/2035	1,324	1,249

Chase Funding Mortgage Loan Asset-Backed Certificates
0.890% due 08/25/2032	989	873
0.990% due 10/25/2032	391	339
4.499% due 11/25/2034	27	27

Chase Issuance Trust
1.810% due 09/15/2015	1,200	1,238
5.120% due 10/15/2014	100	106

Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	134

Citibank Omni Master Trust
2.355% due 05/16/2016	127,595	129,558
3.005% due 08/15/2018	30,000	31,798
4.900% due 11/15/2018	125,000	133,664

Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019	17,950	20,577

Citigroup Mortgage Loan Trust, Inc.
0.290% due 12/25/2036	32	31
0.310% due 05/25/2037	5,746	5,468
0.310% due 07/25/2045	6,853	5,682
0.320% due 05/25/2037	13,445	11,974
0.350% due 10/25/2036	102	102
5.764% due 01/25/2037	2,366	1,283

Clearwater Funding CBO
0.857% due 07/15/2013	9,418	8,963

Conseco Finance
0.705% due 05/15/2032	145	141

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	198	208
6.681% due 12/01/2033	598	639
6.990% due 07/01/2031	781	802

Conseco Financial Corp.
6.240% due 12/01/2028	99	102
6.870% due 04/01/2030	639	671
7.140% due 01/15/2029	54	57

Countrywide Asset-Backed Certificates
0.300% due 07/25/2037	825	804
0.300% due 08/25/2037	12,160	11,823
0.300% due 05/25/2047	16	16
0.300% due 06/25/2047	673	666
0.320% due 06/25/2047	57	56
0.330% due 06/25/2037	383	381
0.330% due 10/25/2047	393	387
0.340% due 06/25/2037	334	326
0.430% due 09/25/2036	5,861	4,980
0.450% due 08/25/2034	1,581	1,469
0.590% due 12/25/2036	98	44
0.730% due 12/25/2031	217	121
0.990% due 05/25/2032	22	20
4.693% due 10/25/2035	18,303	16,674

Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 01/25/2032	872	717
0.950% due 07/25/2032	54	43
0.990% due 08/25/2032	2,042	1,543
1.050% due 05/25/2043	2,000	1,727

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization LLC
0.310% due 11/25/2036		$407	$353
0.320% due 01/25/2037		44	16
0.370% due 07/25/2037		1,008	907
1.350% due 04/25/2032		402	344
4.831% due 08/25/2035		107	106
6.280% due 05/25/2035		1,842	1,730

Daimler Chrysler Auto Trust
1.740% due 09/10/2012		1,413	1,415

Delta Funding Home Equity Loan Trust
1.075% due 09/15/2029		210	174

Denver Arena Trust
6.940% due 11/15/2019		2,822	2,899

Discover Card Master Trust I
0.630% due 10/16/2013		400	400

Educational Services of America, Inc.
1.153% due 07/25/2023		67,648	67,698

EMC Mortgage Loan Trust
0.620% due 05/25/2040		76	62

Endurance CLO I Ltd.
0.763% due 02/15/2014		2,701	2,624

Equity One ABS, Inc.
0.810% due 11/25/2032		126	112

Fifth Third Auto Trust
4.810% due 01/15/2013		82	83

First Alliance Mortgage Loan Trust
1.014% due 03/20/2031		467	397

First Franklin Mortgage Loan Asset-Backed Certificates
0.300% due 11/25/2036		648	643
0.310% due 10/25/2036		332	322
0.320% due 12/25/2036		747	735
0.340% due 07/25/2036		1,775	1,756
0.530% due 10/25/2035		7,491	7,320
0.620% due 12/25/2034		73	73

First NLC Trust
0.320% due 08/25/2037		2,008	1,325

FMAC Loan Receivables Trust
6.500% due 09/15/2020 (a)		12	8
7.900% due 04/15/2019		5	5

Ford Credit Auto Owner Trust
1.675% due 06/15/2012		12	13
3.960% due 04/15/2012		147	148
4.950% due 03/15/2013		25	26

Foxe Basin CLO Ltd.
1.210% due 12/15/2015		3,150	3,133

Fremont Home Loan Trust
0.310% due 01/25/2037		183	170
0.360% due 02/25/2036		89	88
0.580% due 01/25/2036		14,055	9,245

GE-WMC Mortgage Securities LLC
0.290% due 08/25/2036		14	5

Globaldrive BV
3.000% due 07/20/2015	EUR	13,907	19,762
4.000% due 10/20/2016		496	710

Greenpoint Manufactured Housing
7.270% due 06/15/2029		$547	471
8.300% due 10/15/2026		500	527

Grosvenor Place CLO BV
1.721% due 03/28/2023	EUR	127,000	166,018

GSAA Trust
0.550% due 03/25/2037		$5,238	3,041
0.550% due 05/25/2047		1,000	679

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
0.320% due 10/25/2036		$33	$32
0.320% due 12/25/2036		544	397
0.340% due 11/25/2035		676	109
0.590% due 01/25/2035		684	652
1.100% due 02/25/2047		103,318	80,685

GSPA Monetization Trust
6.422% due 10/09/2029		14,762	14,090

GSRPM Mortgage Loan Trust
0.950% due 01/25/2032		718	666

Gulf Stream—Sextant CLO Ltd.
0.542% due 08/21/2020		10,000	9,491

Harbourmaster CLO Ltd.
1.433% due 06/15/2020	EUR	17,332	23,285

Harley-Davidson Motorcycle Trust
5.120% due 08/15/2013		$21	21

Home Equity Asset Trust
0.310% due 05/25/2037		5,275	5,149
0.850% due 11/25/2032		154	118

HSBC Asset Loan Obligation
0.310% due 12/25/2036		545	532

HSBC Home Equity Loan Trust
0.404% due 03/20/2036		7,139	6,729
0.524% due 01/20/2035		2,233	2,067
0.544% due 01/20/2034		30,531	28,031

HSI Asset Securitization Corp. Trust
0.300% due 10/25/2036		827	648
0.300% due 12/25/2036		2,934	2,896
0.310% due 05/25/2037		42	41

Illinois Student Assistance Commission
0.783% due 04/25/2017		2,210	2,212

IMC Home Equity Loan Trust
5.800% due 07/25/2026		63	59
7.310% due 11/20/2028		27	27
7.500% due 04/25/2026		4	4
7.520% due 08/20/2028		23	24

IXIS Real Estate Capital Trust
0.590% due 02/25/2036		621	556

JPMorgan Mortgage Acquisition Corp.
0.300% due 10/25/2036		1,269	1,236
0.310% due 03/25/2047		2,835	2,395
0.330% due 08/25/2036		497	158
0.330% due 03/25/2037		55	52
0.340% due 10/25/2036		118	115
0.440% due 05/25/2035		650	597

L.A. Arena Funding LLC
7.656% due 12/15/2026		211	221

LCM LP
0.539% due 03/21/2019		17,300	16,420

Lehman ABS Mortgage Loan Trust
0.340% due 06/25/2037		6,877	2,888

Lightpoint CLO Ltd.
1.313% due 02/15/2014		12,300	12,079

Long Beach Mortgage Loan Trust
0.530% due 10/25/2034		5,146	4,306

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	135,311	192,324

Massachusetts Educational Financing Authority
1.253% due 04/25/2038		$3,412	3,396

MASTR Asset-Backed Securities Trust
0.300% due 01/25/2037		164	56
0.330% due 05/25/2037		453	433
0.550% due 05/25/2037		34,748	31,329

MASTR Specialized Loan Trust
0.650% due 07/25/2034		948	895

Merrill Lynch First Franklin Mortgage Loan Trust
0.310% due 07/25/2037		880	876

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.320% due 07/25/2037		$1,137	$1,125
0.370% due 02/25/2037		2,298	1,361

Mesa Trust Asset-Backed Certificates
1.050% due 12/25/2031		1,555	1,138

Mid-State Trust
6.005% due 08/15/2037		12	12
6.340% due 10/15/2036		18,744	17,837
7.340% due 07/01/2035		1,038	1,086
7.791% due 03/15/2038		3,630	3,503
8.330% due 04/01/2030		11,635	12,025

Morgan Stanley ABS Capital I
0.300% due 07/25/2036		399	139
0.310% due 05/25/2037		6,945	5,950
0.350% due 11/25/2036		4,909	3,682
1.050% due 07/25/2037		12,755	11,666
1.250% due 03/25/2033		2,384	2,158

Morgan Stanley Home Equity Loan Trust
0.300% due 12/25/2036		2,661	2,597

Morgan Stanley IXIS Real Estate Capital Trust
0.300% due 11/25/2036		6	5
0.360% due 11/25/2036		199	80

Morgan Stanley Mortgage Loan Trust
0.320% due 01/25/2047		22	20
0.480% due 02/25/2037		1,379	648
0.610% due 04/25/2037		6,073	2,988
5.726% due 10/25/2036		2,557	1,522
5.750% due 11/25/2036		2,825	1,512
5.750% due 04/25/2037		1,724	1,281
6.000% due 07/25/2047		1,893	1,439

Mountain Capital CLO Ltd.
0.728% due 02/15/2016		45,715	43,116

MPC Natural Gas Funding Trust
6.200% due 03/15/2013		1,077	1,061

Nationstar Home Equity Loan Trust
0.370% due 04/25/2037		384	375

Navigator CDO Ltd.
1.163% due 11/15/2015		3,759	3,610

Nelnet Student Loan Trust
1.003% due 07/25/2018		9,322	9,365
1.233% due 10/25/2019		5,000	5,096

New Century Home Equity Loan Trust
0.509% due 06/25/2035		810	782
0.520% due 09/25/2035		11,663	11,219

Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		32	32

Novastar Home Equity Loan
0.960% due 12/25/2033		1,612	1,481

NYLIM Flatiron CLO Ltd.
0.532% due 08/08/2020		10,750	10,008

Olympic CLO Ltd.
0.743% due 05/15/2016		622	609

Option One Mortgage Loan Trust
0.310% due 07/25/2037		42	40
0.340% due 04/25/2037		753	741

Pacifica CDO Ltd.
0.663% due 02/15/2017		91,692	89,040

Park Place Securities, Inc.
0.509% due 09/25/2035		247	224
0.562% due 10/25/2034		147	146
0.900% due 10/25/2034		10,700	8,378

Penta CLO S.A.
1.478% due 06/04/2024	EUR	58,970	75,448

Popular ABS Mortgage Pass-Through Trust
0.340% due 01/25/2037		$332	331
0.340% due 06/25/2047		15,586	14,135

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Primus CLO Ltd.
0.536% due 07/15/2021		$478	$430

Renaissance Home Equity Loan Trust
0.610% due 11/25/2034		395	333
0.750% due 12/25/2033		355	306
0.950% due 08/25/2032		104	87
5.565% due 02/25/2036		15	14

Residential Asset Mortgage Products, Inc.
0.650% due 06/25/2047		1,700	823
5.072% due 04/25/2034		3,932	3,808

Residential Asset Securities Corp.
0.320% due 02/25/2037		5	5
0.360% due 04/25/2037		41	41
0.750% due 07/25/2032 (a)		6	3

Residential Mortgage Loan Trust
1.812% due 09/25/2029		12	11

RMF Euro CDO S.A.
1.734% due 09/11/2022	EUR	17,403	22,752

SACO I, Inc.
0.310% due 05/25/2036		$2,300	2,072
0.460% due 03/25/2036		172	62
0.750% due 12/25/2035		167	58

Salomon Brothers Mortgage Securities VII, Inc.
0.810% due 09/25/2028		1,161	1,032

Saxon Asset Securities Trust
0.770% due 08/25/2032		89	88

Securitized Asset-Backed Receivables LLC Trust
0.290% due 01/25/2037		50	48
0.310% due 12/25/2036		365	132
0.380% due 05/25/2037		1,750	1,396

Security National Mortgage Loan Trust
0.540% due 10/25/2036		1,639	1,638
5.910% due 04/25/2037		696	693

SLC Student Loan Trust
1.210% due 06/15/2021		4,300	4,326

SLM Student Loan Trust
0.303% due 07/25/2017		9,128	9,063
0.393% due 10/25/2022		2,700	2,678
0.413% due 04/25/2017		586	585
0.453% due 01/25/2017		3	3
0.633% due 01/25/2022		12,000	11,599
0.703% due 10/27/2014		154	154
0.803% due 10/27/2014		13	13
0.803% due 10/25/2017		32,500	32,472
0.853% due 10/25/2017		150	150
0.953% due 04/25/2019		700	703
1.053% due 01/25/2019		40,000	40,492
1.203% due 07/25/2023		700	706
1.403% due 10/25/2016		1,746	1,767
1.403% due 07/25/2023		5,000	5,073
1.510% due 12/15/2033		30,800	31,339
1.603% due 01/25/2018		1,490	1,533
1.803% due 04/25/2023		1,084,108	1,120,389
2.003% due 07/25/2023		2,100	2,200
2.175% due 08/15/2016		32,154	32,162
2.905% due 12/16/2019		42,483	43,533
3.500% due 08/17/2043		9,440	9,403
4.500% due 11/16/2043		13,239	12,869
6.255% due 07/15/2042		156,126	150,884

Soundview Home Equity Loan Trust
0.310% due 11/25/2036		1,488	532
0.330% due 06/25/2037		1,016	889
0.550% due 11/25/2035		14	13

South Carolina Student Loan Corp.
0.860% due 03/01/2018		2,545	2,505
1.060% due 03/02/2020		700	696
1.310% due 09/03/2024		600	595

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Specialty Underwriting & Residential Finance
0.310% due 01/25/2038		$1,373	$1,227
0.350% due 11/25/2037		2,491	1,828
0.930% due 01/25/2034		23	19

Stony Hill CDO III Ltd.
0.755% due 10/15/2013		4,282	4,155

Structured Asset Investment Loan Trust
0.300% due 07/25/2036		31	31
0.950% due 04/25/2033		2,194	1,904

Structured Asset Securities Corp.
0.300% due 09/25/2036		2	2
0.300% due 10/25/2036		34	34
0.330% due 01/25/2037		4,422	4,345
0.350% due 01/25/2037		127	95
0.400% due 05/25/2037		1,528	1,446
0.460% due 09/25/2035		1,840	1,798
0.540% due 01/25/2033		5,031	4,631
0.550% due 06/25/2035		5,414	3,796
0.650% due 05/25/2034		19	17
1.750% due 04/25/2035		22,028	16,994
4.910% due 06/25/2033		76	71

Symphony CLO Ltd.
0.553% due 05/15/2019		82,500	75,829

Truman Capital Mortgage Loan Trust
0.590% due 01/25/2034		16	16

WaMu Asset-Backed Certificates
0.300% due 01/25/2037		2,143	2,051

Wells Fargo Home Equity Trust
0.500% due 12/25/2035		4,852	4,818

Whitney CLO Ltd.
0.600% due 03/01/2017		4,739	4,566

WMC Mortgage Loan Pass-Through Certificates
0.935% due 05/15/2030		1,920	1,806

Wood Street CLO BV
1.763% due 03/29/2021	EUR	48,703	63,676

Total Asset-Backed Securities (Cost $3,431,314)			3,479,761

SOVEREIGN ISSUES 7.0%

1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$34,300	35,801

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	62,823
5.500% due 07/12/2020		$3,200	3,272

Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		4,220	4,431

Brazil Government International Bond
5.625% due 01/07/2041		14,000	13,825
7.125% due 01/20/2037		120	142

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	6,865,784	4,139,875
10.000% due 01/01/2013		190,000	111,586
10.000% due 01/01/2014		134,000	76,679
10.000% due 01/01/2017		2,055,854	1,116,856

Canada Government International Bond
1.500% due 12/01/2012	CAD	150,000	154,185
1.750% due 03/01/2013		845,054	870,571
2.000% due 12/01/2014		1,419,700	1,443,353
2.000% due 06/01/2016		166,000	165,004
2.500% due 09/01/2013		567,300	592,040
2.500% due 06/01/2015		183,100	188,543
3.000% due 12/01/2015		142,300	148,899
3.750% due 09/01/2011		1,250	1,303
4.500% due 06/01/2015		212,600	236,256

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Canada Housing Trust No. 1
2.750% due 12/15/2015	CAD	290,200	$	297,366
3.350% due 12/15/2020		126,100		126,358
3.750% due 03/15/2020		35,000		36,479
3.950% due 12/15/2011		60,000		63,044
4.000% due 06/15/2012		375,000		397,996
4.550% due 12/15/2012		428,600		462,290
4.800% due 06/15/2012		448,500		480,370

Chile Government International Bond
5.500% due 01/15/2013		$50		54

China Development Bank Corp.
5.000% due 10/15/2015		24,200		26,171

China Government International Bond
4.750% due 10/29/2013		50		54

Colombia Government International Bond
7.375% due 01/27/2017		2,000		2,370
8.125% due 05/21/2024		10		13
8.250% due 12/22/2014		10,010		11,962

Export-Import Bank of China
4.875% due 07/21/2015		28,300		30,469

Export-Import Bank of Korea
0.523% due 10/04/2011		88,600		88,651
4.000% due 01/29/2021		86,100		78,727
4.125% due 09/09/2015		19,200		19,720
5.125% due 06/29/2020		110,100		111,343
5.875% due 01/14/2015		27,060		29,654
8.125% due 01/21/2014		32,000		36,694

Hydro Quebec
1.085% due 09/29/2049		5,600		4,351
8.400% due 01/15/2022		150		203

Indonesia Government International Bond
6.750% due 03/10/2014		5,000		5,525
7.250% due 04/20/2015		37		43
7.500% due 01/15/2016		9,080		10,531

Instituto de Credito Oficial
2.941% due 03/25/2014	EUR	388,900		549,754

International Bank for Reconstruction and Development
7.625% due 01/19/2023		$10		13

Israel Government International Bond
5.500% due 11/09/2016		57		63

Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021	EUR	50,884		68,831

Korea Development Bank
0.592% due 11/22/2012		$9,900		9,713
4.000% due 09/09/2016		20,000		20,233
4.375% due 08/10/2015		5,000		5,190
5.750% due 09/10/2013		200		216
8.000% due 01/23/2014		41,900		47,813

Korea Expressway Corp.
5.125% due 05/20/2015		100		105

Korea Finance Corp.
3.250% due 09/20/2016		21,600		20,957

Korea Government Bond
4.875% due 09/22/2014		103		110
5.750% due 04/16/2014		10,000		10,899

Korea Housing Finance Corp.
4.125% due 12/15/2015		5,300		5,395
4.125% due 12/15/2015 (l)		88,200		90,142

Malaysia Government International Bond
7.500% due 07/15/2011		100		102

Mexico Government International Bond
4.250% due 07/14/2017	EUR	48,600		69,014
5.875% due 02/17/2014		$2,775		3,068
5.950% due 03/19/2019		90,526		101,344
6.000% due 06/18/2015	MXN	2,213,000		181,117
6.050% due 01/11/2040		$145,400		150,489

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.750% due 09/27/2034		$317	$	359
7.500% due 04/08/2033		5,650		6,947
8.500% due 06/23/2011	MXN	5,855,000		497,070
9.500% due 12/18/2014		363,600		33,525

New Zealand Government Bond
6.000% due 11/15/2011	NZD	820		639

Panama Government International Bond
6.700% due 01/26/2036		$18,062		20,365
7.250% due 03/15/2015		34,700		40,512
9.375% due 04/01/2029		15,000		21,225

Poland Government International Bond
5.000% due 10/19/2015		100		106
6.250% due 07/03/2012		47		50
6.375% due 07/15/2019		36		40

Province of British Columbia Canada
3.700% due 12/18/2020	CAD	10,000		10,074

Province of Ontario Canada
1.875% due 11/19/2012		$110		112
1.875% due 09/15/2015		72,800		71,358
3.150% due 09/08/2015	CAD	87,000		90,466
4.000% due 10/07/2019		$255		259
4.200% due 03/08/2018	CAD	35,400		37,874
4.200% due 06/02/2020		223,800		234,272
4.300% due 03/08/2017		152,800		165,594
4.400% due 06/02/2019		118,175		126,580
4.600% due 06/02/2039		122,060		127,105
4.650% due 06/02/2041		32,000		33,669
4.700% due 06/02/2037		48,400		51,013
5.450% due 04/27/2016		$800		904
5.500% due 06/02/2018	CAD	71,000		81,626
5.600% due 06/02/2035		25,000		29,714
5.850% due 03/08/2033		165,000		200,894
6.200% due 06/02/2031		5,000		6,296
6.500% due 03/08/2029		26,200		33,715
7.600% due 06/02/2027		20,000		28,185

Province of Quebec Canada
4.500% due 12/01/2016		20,700		22,670
4.500% due 12/01/2019		64,700		69,414
4.500% due 12/01/2020		779,800		829,358
4.600% due 05/26/2015		$300		329
4.625% due 05/14/2018		1,000		1,075
7.500% due 09/15/2029		210		282

Qatar Government International Bond
4.000% due 01/20/2015		85,000		88,188
5.150% due 04/09/2014		9,100		9,782
5.250% due 01/20/2020		85,000		88,655
6.400% due 01/20/2040		110,000		116,325

Russia Government International Bond
3.625% due 04/29/2015		36,700		37,296
7.500% due 03/31/2030		95,922		112,049

Societe Financement de l’Economie Francaise
0.503% due 07/16/2012		1,000		1,004
2.125% due 05/20/2012	EUR	100		143

South Africa Government International Bond
5.875% due 05/30/2022		$100		108
6.500% due 06/02/2014		27,000		30,308
6.875% due 05/27/2019		5,000		5,831

Turkey Government International Bond
7.000% due 09/26/2016		50,000		56,875

Total Sovereign Issues (Cost $15,467,225)				16,440,690

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

		SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		$8,212,560	$56,872
6.250% due 07/15/2033		475,440	3,292

Total Convertible Preferred Securities (Cost $27,150)			60,164

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Citigroup Capital XIII
7.875% due 07/15/2033		980,000	26,852

Citigroup, Inc.
6.150% due 07/15/2033		1,974,000	22,723

SLM Corp.
3.496% due 07/15/2033		4,700	100

Total Preferred Securities (Cost $51,157)			49,675

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 32.8%

CERTIFICATES OF DEPOSIT 0.6%

Banco Bradesco S.A.
1.955% due 01/24/2013		$175,300	176,510

Banco Do Brasil S.A.
0.000% due 06/27/2011		439,000	438,678

Bank of Nova Scotia
0.562% due 08/09/2012		47,700	47,700

Barclays Bank PLC
1.409% due 12/16/2011		163,000	163,013

BNP Paribas
0.660% due 03/02/2012		100,000	100,119

Itau Unibanco S.A.
0.000% due 06/27/2011	EUR	50,000	70,673
1.320% due 06/27/2011		50,000	49,859
1.350% due 07/19/2011		100,000	99,616
1.450% due 12/05/2011		207,700	205,511

			1,351,679

COMMERCIAL PAPER 4.0%

BMW U.S. Capital LLC
0.470% due 04/26/2011		$27,000	26,991
0.480% due 04/26/2011		200,000	199,933

Comcast Corp.
0.480% due 04/25/2011		164,900	164,847

DaimlerFinance North America LLC
0.440% due 05/17/2011		39,300	39,278

Dominion Resources, Inc.
0.360% due 04/04/2011		80,000	79,998

Kells Funding LLC
0.230% due 04/15/2011		76,200	76,193
0.230% due 04/18/2011		400,000	399,957
0.238% due 05/02/2011		23,500	23,495
0.248% due 05/03/2011		9,673	9,671
0.248% due 05/06/2011		6,100	6,099
0.248% due 05/09/2011		3,600	3,599
0.248% due 05/11/2011		9,700	9,697
0.248% due 05/12/2011		9,800	9,797
0.250% due 05/17/2011		2,700	2,699
0.268% due 06/10/2011		13,815	13,808
0.270% due 04/04/2011		69,600	69,598
0.270% due 06/28/2011		250,000	249,828
0.270% due 06/29/2011		200,000	199,860
0.270% due 06/30/2011		50,000	49,964
0.278% due 06/10/2011		2,900	2,899

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.280% due 06/10/2011	$131,200	$131,132
0.280% due 06/29/2011	60,000	59,958
0.280% due 07/08/2011	127,000	126,898
0.280% due 07/13/2011	4,000	3,997
0.280% due 07/18/2011	12,500	12,488
0.280% due 07/19/2011	75,000	74,930
0.284% due 07/18/2011	108,000	107,900
0.290% due 04/21/2011	336,800	336,746
0.290% due 04/27/2011	80,000	79,983
0.290% due 06/09/2011	120,000	119,939
0.290% due 07/06/2011	200,000	199,844
0.290% due 07/07/2011	200,000	199,842
0.290% due 07/08/2011	125,000	124,900
0.290% due 07/19/2011	75,000	74,930
0.300% due 04/27/2011	167,000	166,964
0.300% due 07/07/2011	66,300	66,247
0.300% due 07/19/2011	106,800	106,700
0.304% due 04/15/2011	146,000	145,983
0.308% due 05/03/2011	119,510	119,477
0.308% due 05/05/2011	157,600	157,554
0.308% due 05/06/2011	169,900	169,849
0.310% due 05/12/2011	150,400	150,347
0.310% due 08/03/2011	150,000	149,831
0.320% due 04/18/2011	8,000	7,999
0.320% due 05/26/2011	100,000	99,951
0.320% due 08/01/2011	17,200	17,181
0.320% due 08/02/2011	16,600	16,581
0.330% due 05/03/2011	148,490	148,446
0.330% due 05/04/2011	300,000	299,909
0.330% due 05/05/2011	144,100	144,055
0.330% due 05/06/2011	8,000	7,997
0.330% due 05/09/2011	44,400	44,385
0.330% due 05/11/2011	196,500	196,428
0.330% due 08/16/2011	57,200	57,126
0.340% due 05/06/2011	16,800	16,794
0.350% due 05/02/2011	100,000	99,970
0.350% due 05/24/2011	250,000	249,871
0.355% due 05/10/2011	200,000	199,924
0.355% due 06/06/2011	275,000	274,868
0.360% due 05/20/2011	100,000	99,951
0.360% due 09/07/2011	208,400	208,067
0.366% due 09/07/2011	50,000	49,920
0.376% due 05/19/2011	500,000	499,753

Nissan Motor Acceptance Corp.
0.600% due 06/22/2011	150,000	149,867

Straight-A Funding LLC
0.170% due 04/04/2011	40,000	39,999
0.178% due 04/11/2011	6,100	6,100
0.178% due 04/13/2011	3,300	3,300
0.190% due 04/12/2011	10,000	9,999
0.208% due 05/05/2011	2,500	2,500
0.208% due 05/09/2011	9,300	9,298
0.208% due 05/11/2011	1,700	1,700
0.230% due 05/09/2011	12,100	12,097
0.238% due 06/02/2011	300	300
0.240% due 04/13/2011	100,000	99,992
0.240% due 05/04/2011	97,800	97,778
0.240% due 06/01/2011	25,017	25,006
0.240% due 06/02/2011	34,400	34,384
0.240% due 06/06/2011	26,000	25,987
0.240% due 06/09/2011	124,500	124,433
0.245% due 04/18/2011	40,000	39,995
0.250% due 05/02/2011	139,046	139,016
0.250% due 05/03/2011	293,320	293,255
0.250% due 05/04/2011	89,201	89,181
0.250% due 05/05/2011	23,000	22,995
0.250% due 05/09/2011	78,300	78,279

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 05/11/2011	$105,406	$105,377
0.250% due 05/16/2011	11,000	10,997
0.250% due 05/18/2011	96,432	96,401
0.250% due 06/01/2011	31,300	31,286
0.250% due 06/03/2011	49,300	49,277
0.250% due 06/06/2011	131,300	131,234
0.250% due 06/07/2011	6,219	6,216
0.254% due 05/02/2011	122,000	121,974
0.254% due 05/17/2011	32,294	32,284

United Healthcare Co.
0.340% due 04/01/2011	50,000	50,000

Virginia Electric and Power Co.
0.360% due 04/05/2011	65,000	64,997

Vodafone Group PLC
0.830% due 01/13/2012	42,300	42,074

Weatherford International Oil Field Services Ltd.
0.850% due 04/28/2011	40,000	39,974

		9,351,378

REPURCHASE AGREEMENTS 9.1%

Banc of America Securities LLC
0.100% due 04/01/2011	100,000	100,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.750% due 02/15/2019 valued at $102,277. Repurchase proceeds are $100,000.)
0.140% due 04/01/2011	483,150	483,150
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $360,067. Repurchase proceeds are $483,152.)
0.140% due 04/01/2011	1,535,400	1,535,400
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.625%- 2.875% due 01/31/2013 – 03/31/2018 valued at $1,196,447. Repurchase proceeds are $1,535,406.)

Barclays Capital, Inc.
0.020% due 04/01/2011	1,000,000	1,000,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $1,023,722. Repurchase proceeds are $1,000,001.)
0.020% due 04/01/2011	450,000	450,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $458,028. Repurchase proceeds are $450,000.)
0.100% due 04/04/2011	250,000	250,000

(Dated 03/28/2011. Collateralized by Fannie Mae 4.500%-5.500% due 06/01/2039 – 09/01/2039 valued at $187,058 and Ginnie Mae 4.000%- 5.500% due 06/20/2038 – 10/15/2040 valued at $71,210. Repurchase proceeds are $250,001.)

0.130% due 04/01/2011	233,700	233,700
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $11,645 and U.S. Treasury Notes 0.375% due 09/30/2012 valued at $226,922. Repurchase proceeds are $233,701.)

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.130% due 04/06/2011	$750,000	$750,000

(Dated 03/22/2011. Collateralized by Fannie Mae 4.000%-4.500% due 01/01/2025-03/01/2041 valued at $247,970 and Ginnie Mae 4.500%- 5.500% due 09/15/2039-03/20/2041 valued at $524,536. Repurchase proceeds are $750,003.)

0.130% due 04/15/2011	320,000	320,000

(Dated 03/15/2011. Collateralized by Fannie Mae 2.750%-6.000% due 05/15/2011-03/13/2014 valued at $105,730; Federal Home Loan Bank 0.370%-4.600% due 12/29/2011- 06/01/2022 valued at $168,492; and Freddie Mac 0.090% due 01/25/2012 valued at $52,244. Repurchase proceeds are $320,001.)

0.140% due 04/15/2011	150,000	150,000
(Dated 03/16/2011. Collateralized by Fannie Mae 5.000% due 09/01/2040 valued at $68,802 and Ginnie Mae 4.500% due 02/15/2039 valued at $84,888. Repurchase proceeds are $150,001.)
0.140% due 04/15/2011	500,000	500,000

(Dated 03/17/2011. Collateralized by Fannie Mae 4.000% due 01/01/2026 valued at $61,889; Freddie Mac 5.000%-6.000% due 04/01/2036- 01/01/2041 valued at $93,559; and Ginnie Mae 4.500%-5.000% due 06/20/2040-09/20/2040 valued at $357,366. Repurchase proceeds are $500,002.)

0.140% due 04/20/2011	1,000,000	1,000,000

(Dated 03/21/2011. Collateralized by Fannie Mae 3.650% due 12/08/2020 valued at $242,294; Federal Home Loan Bank 0.240% due 10/12/2012 valued at $153,221; and Freddie Mac 0.090%-6.000% due 01/25/2012- 04/16/2037 valued at $623,411. Repurchase proceeds are $1,000,004.)

0.150% due 04/04/2011	100	100
(Dated 04/01/2011. Collateralized by Fannie Mae 4.000% due 04/01/2041 valued at $103. Repurchase proceeds are $100.)
0.150% due 04/13/2011	750,000	750,000

(Dated 03/10/2011. Collateralized by Fannie Mae 4.000%-5.000% due 02/01/2026-01/01/2041 valued at $462,697 and Ginnie Mae 5.000%- 5.500% due 09/15/2039-07/15/2040 valued at $309,514. Repurchase proceeds are $750,003.)

0.150% due 04/15/2011	300,000	300,000
(Dated 03/15/2011. Collateralized by Fannie Mae 4.000%-5.000% due 02/01/2026-03/01/2041 valued at $208,955 and Ginnie Mae 4.500% due 07/15/2040 valued at $99,046. Repurchase proceeds are $300,001.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.150% due 04/20/2011	$1,000,000	$1,000,000

(Dated 03/21/2011. Collateralized by Fannie Mae 3.500%-5.500% due 07/01/2024-01/01/2041 valued at $439,857; Freddie Mac 4.000%- 6.000% due 05/01/2024-01/01/2041 valued at $246,411; and Ginnie Mae 4.500%-5.500% due 02/15/2039- 03/20/2041 valued at $342,065. Repurchase proceeds are $1,000,004.)

0.150% due 04/21/2011	250,000	250,000
(Dated 03/22/2011. Collateralized by Fannie Mae 4.000%-5.000% due 09/01/2025-11/01/2040 valued at $225,145 and Ginnie Mae 4.500% due 08/20/2040 valued at $31,900. Repurchase proceeds are $250,001.)
0.170% due 04/11/2011	400,000	400,000

(Dated 03/21/2011. Collateralized by Fannie Mae 4.000%-5.500% due 04/01/2025-01/01/2040 valued at $221,515; Freddie Mac 3.500%- 5.000% due 01/01/2025-01/01/2039 valued at $117,230; and Ginnie Mae 4.500%-5.000% due 06/20/2040- 01/20/2041 valued at $73,127. Repurchase proceeds are $400,002.)

BNP Paribas Securities Corp.
0.120% due 04/01/2011	754,100	754,100
(Dated 03/31/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750%-3.875% due 01/15/2025-02/15/2041 valued at $774,022. Repurchase proceeds are $754,103.)
0.130% due 04/01/2011	632,700	632,700
(Dated 03/31/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.125%-3.875% due 04/15/2029-02/15/2040 valued at $645,620. Repurchase proceeds are $632,702.)
0.140% due 04/04/2011	11,700	11,700
(Dated 04/01/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.125%-3.875% due 04/15/2029-02/15/2040 valued at $12,034. Repurchase proceeds are $11,700.)
0.140% due 04/15/2011	250,000	250,000
(Dated 03/16/2011. Collateralized by Fannie Mae 4.500% due 02/01/2040 valued at $201,551 and Freddie Mac 4.500% due 12/01/2040 valued at $54,258. Repurchase proceeds are $250,001.)

Citigroup Global Markets, Inc.
0.120% due 04/07/2011	250,000	250,000
(Dated 03/24/2011. Collateralized by Freddie Mac 3.350% due 11/17/2020 valued at $254,130. Repurchase proceeds are $250,001.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.130% due 04/01/2011	$55,700	$55,700
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $56,816. Repurchase proceeds are $55,700.)
0.140% due 04/01/2011	49,600	49,600
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $50,652. Repurchase proceeds are $49,600.)
0.150% due 04/01/2011	11,600	11,600
(Dated 03/31/2011. Collateralized by Freddie Mac 0.214% due 03/21/2013 valued at $11,836. Repurchase proceeds are $11,600.)

Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011	117,850	117,850
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875%-3.625% due 04/30/2011- 08/15/2019 valued $120,319. Repurchase proceeds are $117,850.)
0.110% due 04/07/2011	500,000	500,000
(Dated 03/24/2011. Collateralized by U.S. Treasury Notes 3.125%-3.750% due 08/31/2013-11/15/2018 valued at $508,540. Repurchase proceeds are $500,002.)
0.120% due 04/05/2011	500,000	500,000
(Dated 03/22/2011. Collateralized by U.S. Treasury Notes 2.750%-4.500% due 11/30/2011-02/15/2019 valued at $508,705. Repurchase proceeds are $500,002.)
0.120% due 04/15/2011	500,000	500,000
(Dated 03/16/2011. Collateralized by U.S. Treasury Notes 3.750% due 11/15/2018 valued at $503,931. Repurchase proceeds are $500,002.)
0.130% due 04/01/2011	274,800	274,800
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $280,458. Repurchase proceeds are $274,801.)
0.130% due 04/11/2011	1,000,000	1,000,000
(Dated 03/15/2011. Collateralized by U.S. Treasury Notes 3.875% due 02/15/2013 valued at $1,017,975. Repurchase proceeds are $1,000,004.)
0.140% due 04/01/2011	715,400	715,400
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.375%-2.625% due 04/30/2016-05/15/2013 valued at $730,474.Repurchase proceeds are $715,403.)

Deutsche Bank Securities, Inc.
0.100% due 04/01/2011	181,100	181,100
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750% due 03/31/2013 valued at $184,672. Repurchase proceeds are $181,101.)

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

March 31, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

J.P. Morgan Securities, Inc.
0.130% due 04/01/2011	$500,000	$500,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $385,377. Repurchase proceeds are $500,002.)
0.130% due 04/01/2011	18,700	18,700
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $19,053. Repurchase proceeds are $18,700.)
0.130% due 04/05/2011	500,000	500,000
(Dated 03/22/2011. Collateralized by Fannie Mae 6.625% due 11/15/2030 valued at $10,271 and Freddie Mac 1.200% due 09/03/2013 valued at $500,252. Repurchase proceeds are $500,002.)
0.140% due 04/01/2011	513,700	513,700
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 5.000% due 05/15/2037 valued at $458,373 and U.S. Treasury Notes 2.875% due 03/31/2018 valued at $67,672. Repurchase proceeds are $513,702.)
0.140% due 04/04/2011	531,400	531,400
(Dated 04/01/2011. Collateralized by U.S. Treasury Bonds 8.000% due 11/15/2021 valued at $245,484 and U.S. Treasury Notes 3.625% due 02/15/2020 valued at $297,684. Repurchase proceeds are $531,402.)
0.150% due 04/01/2011	68,700	68,700
(Dated 03/31/2011. Collateralized by Fannie Mae 2.000% due 01/09/2012 valued at $67,818 and Freddie Mac 1.625% due 04/26/2011 valued at $2,655. Repurchase proceeds are $68,700.)
0.150% due 04/04/2011	106,700	106,700
(Dated 04/01/2011. Collateralized by Fannie Mae 2.000% due 01/09/2012 valued at $108,856. Repurchase proceeds are $106,700.)

Morgan Stanley & Co., Inc.
0.120% due 04/04/2011	250,000	250,000
(Dated 03/21/2011. Collateralized by U.S. Treasury Notes 1.250% due 09/30/2015 valued at $251,168. Repurchase proceeds are $250,001.)
0.130% due 04/01/2011	250,000	250,000
(Dated 03/25/2011. Collateralized by Fannie Mae 5.000% - 5.500% due 06/01/2036 - 07/01/2040 valued at $260,188. Repurchase proceeds are $250,001.)
0.130% due 04/01/2011	41,900	41,900
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.750% due 07/31/2015 valued at $42,825. Repurchase proceeds are $41,900.)
0.130% due 04/05/2011	500,000	500,000
(Dated 03/15/2011. Collateralized by U.S. Treasury Notes 0.500% - 3.500% due 11/15/2013 - 05/15/2020 valued at $504,300. Repurchase proceeds are $500,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.140% due 04/01/2011	$227,100	$227,100
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750% - 1.250% due 05/31/2012 - 09/30/2015 valued at $231,872. Repurchase proceeds are $227,101.)
0.140% due 04/04/2011	2,100	2,100
(Dated 04/01/2011. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $2,142. Repurchase proceeds are $2,100.)
0.140% due 04/11/2011	1,000,000	1,000,000

(Dated 03/21/2011. Collateralized by Fannie Mae 3.500% - 6.000% due 02/01/2038 - 10/01/2040 valued at $605,818 and Freddie Mac 4.000% due 12/01/2040 valued at $427,922. Repurchase proceeds are $1,000,004.)

0.150% due 04/01/2011	25,000	25,000
(Dated 03/31/2011. Collateralized by Federal Home Loan Bank 0.625% due 12/03/2012 valued at $25,656. Repurchase proceeds are $25,000.)
0.150% due 04/01/2011	14,300	14,300
(Dated 03/31/2011. Collateralized by Fannie Mae 0.375% due 12/28/2012 valued at $10,583. Repurchase proceeds are $14,300.)
0.150% due 04/04/2011	1,000,000	1,000,000

(Dated 03/01/2011. Collateralized by U.S. Treasury Bonds 4.375% due 02/15/2038 valued at $47,246 and U.S. Treasury Notes 1.250% - 3.750% due 03/15/2012 - 11/15/2018 valued at $972,318. Repurchase proceeds are $1,000,004.)

RBS Securities, Inc.
0.100% due 04/01/2011	126,300	126,300
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $128,862. Repurchase proceeds are $126,300.)
0.140% due 04/04/2011	85,500	85,500
(Dated 04/01/2011. Collateralized by U.S. Treasury Notes 1.125% due 01/15/2012 valued at $87,288. Repurchase proceeds are $85,500.)
0.150% due 04/01/2011	14,200	14,200
(Dated 03/31/2011. Collateralized by Freddie Mac 3.750% due 06/28/2013 valued at $14,497. Repurchase proceeds are $14,200.)
0.150% due 04/01/2011	57,200	57,200
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 02/29/2012 valued at $58,358. Repurchase proceeds are $57,200.)
0.160% due 04/01/2011	40,000	40,000
(Dated 03/31/2011. Collateralized by Fannie Mae 3.200% due 09/10/2020 valued at $40,269. Repurchase proceeds are $40,000.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 04/01/2011		$6,741	$6,741
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $6,880. Repurchase proceeds are $6,741.)

TD Securities (USA) LLC
0.140% due 04/01/2011		73,300	73,300
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 4.375% - 5.000% due 05/15/2037 - 11/15/2039 valued at $74,482. Repurchase proceeds are $73,300.)

UBS Securities LLC
0.140% due 04/01/2011		250,000	250,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $255,179. Repurchase proceeds are $250,001.)

			21,479,741

SHORT-TERM NOTES 0.0%

Banco Santander Brasil S.A.
2.596% due 12/29/2011		112,000	109,760

WM Wrigley Jr. Co.
1.684% due 06/28/2011		18,250	18,261

			128,021

JAPAN TREASURY BILLS 1.1%
0.108% due 05/09/2011 - 06/20/2011 (f)	JPY	226,710,000	2,725,148

U.S. TREASURY BILLS 3.0%
0.164% due 04/21/2011 - 09/08/2011 (f)(j)(k)(m)		$7,000,330	6,997,305

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (i) 15.0%
		3,530,951,798	35,373,075

Total Short-Term Instruments (Cost $77,430,529)			77,406,347

Total Investments 114.0% (Cost $261,445,983)			$269,009,699

Written Options (o) (0.5%) (Premiums $886,675)			(1,145,549)

Other Assets and Liabilities (Net) (13.5%)			(31,957,152)

Net Assets 100.0%			$235,906,998

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	When-Issued security.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average yield.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $570,259 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(k)	Securities with an aggregate market value of $94,168 and cash of $5,500 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2011.
(l)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $411,117 at a weighted average interest rate of -0.105%. On March 31, 2011, securities valued at $34,040 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $871,690 and cash of $8 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	276,981	$80,853
90-Day Eurodollar December Futures	Long	12/2012	21,489	(47,691)
90-Day Eurodollar June Futures	Long	06/2012	243,034	(71,709)
90-Day Eurodollar March Futures	Long	03/2012	336,790	26,459
90-Day Eurodollar September Futures	Long	09/2011	176,784	51,413
90-Day Eurodollar September Futures	Long	09/2012	79,210	(134,083)
Japan Government 10-Year Bond June Futures	Short	06/2011	200	(282)
U.S. Treasury 2-Year Note June Futures	Long	06/2011	43,739	4,154
U.S. Treasury 10-Year Note June Futures	Short	06/2011	47,707	(19,626)

				$(110,512)

(n)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection(1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2011(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.548%	$	1,700	$46	$31	$15
Brunswick Corp.	BOA	(4.100%)	09/20/2013	1.226%		18,000	(1,284)	0	(1,284)
Centex Corp.	BCLY	(1.000%)	06/20/2016	2.124%		4,000	211	37	174
Centex Corp.	BNP	(1.000%)	06/20/2016	2.124%		12,500	659	120	539
Centex Corp.	BOA	(1.000%)	06/20/2015	1.818%		4,500	144	148	(4)
Centex Corp.	DUB	(1.000%)	12/20/2017	2.339%		2,500	191	(9)	200
Centex Corp.	GSC	(1.000%)	06/20/2014	1.509%		1,500	23	20	3
Centex Corp.	GSC	(1.000%)	06/20/2016	2.124%		3,120	164	0	164
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	1.234%		10,000	(60)	1,209	(1,269)
CNA Financial Corp.	BOA	(0.690%)	12/20/2014	1.234%		10,300	199	0	199
CNA Financial Corp.	BOA	(4.170%)	12/20/2014	1.234%		8,000	(852)	0	(852)
CNA Financial Corp.	BOA	(3.360%)	09/20/2016	1.558%		6,250	(570)	0	(570)
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	1.234%		10,200	278	0	278
Con-way, Inc.	BOA	(1.834%)	03/20/2018	2.595%		19,000	835	1,663	(828)
CRH America, Inc.	CITI	(2.590%)	09/20/2018	2.869%		10,000	160	0	160
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.697%		4,700	187	431	(244)
Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.697%		2,300	92	198	(106)
Cytec Industries, Inc.	JPM	(1.000%)	09/20/2013	0.712%		2,000	(15)	46	(61)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	2.297%		6,200	279	574	(295)
Domtar Corp.	SOG	(5.000%)	09/20/2016	2.009%		31,500	(4,712)	(3,957)	(755)
DR Horton, Inc.	BCLY	(1.000%)	06/20/2016	2.175%		26,000	1,432	1,623	(191)
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.108%		10,000	499	783	(284)
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	2.175%		21,500	1,184	1,597	(413)
DR Horton, Inc.	DUB	(1.000%)	03/20/2016	2.108%		3,700	185	374	(189)
DR Horton, Inc.	DUB	(1.000%)	06/20/2016	2.175%		4,500	248	472	(224)
DR Horton, Inc.	GSC	(1.000%)	03/20/2014	1.462%		5,000	65	335	(270)
DR Horton, Inc.	GSC	(1.000%)	09/20/2014	1.624%		3,000	62	163	(101)
DR Horton, Inc.	JPM	(1.000%)	03/20/2015	1.790%		10,000	293	538	(245)
ERAC USA Finance LLC	JPM	(2.700%)	12/20/2012	0.474%		10,000	(393)	789	(1,182)
Expedia, Inc.	RBS	(4.250%)	09/20/2016	1.662%		16,500	(2,166)	0	(2,166)
FBG Finance Ltd.	BCLY	(2.140%)	12/20/2014	0.637%		6,000	(331)	0	(331)
Fortune Brands, Inc.	DUB	(1.000%)	03/20/2020	1.417%		12,000	372	416	(44)
Frontier Communications Corp.	BCLY	(5.000%)	03/20/2013	1.400%		10,000	(719)	(602)	(117)
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	1.446%		20,000	445	3,056	(2,611)
Hanson Ltd.	BNP	(1.000%)	03/20/2013	0.605%		15,000	(122)	68	(190)
Hanson Ltd.	BNP	(1.000%)	09/20/2016	1.411%		33,000	676	1,130	(454)
Hanson Ltd.	BNP	(1.000%)	09/20/2016	1.446%		20,000	445	553	(108)
HCP, Inc.	CSFB	(0.530%)	09/20/2011	0.133%		7,350	(15)	0	(15)
HCP, Inc.	JPM	(0.610%)	09/20/2011	0.133%		3,200	(8)	0	(8)

HCP, Inc.	MLP	(0.650%)	09/20/2016	0.990%		13,500	233	0	233
Health Care REIT, Inc.	BCLY	(3.310%)	06/20/2015	0.889%		5,000	(497)	0	(497)
Health Management Associates, Inc.	BCLY	(1.000%)	06/20/2016	2.316%		8,000	496	656	(160)
Health Management Associates, Inc.	BCLY	(5.000%)	06/20/2016	2.316%		7,000	(900)	(801)	(99)
Host Hotels & Resorts LP	DUB	(1.000%)	06/20/2012	0.481%		44,500	(298)	945	(1,243)
iStar Financial, Inc.	BCLY	(0.400%)	03/20/2012	3.687%		10,000	309	0	309
iStar Financial, Inc.	MSC	(0.600%)	12/20/2013	5.707%		10,000	1,187	0	1,187
Jones Group, Inc.	DUB	(1.000%)	12/20/2014	1.977%		44,710	1,525	1,423	102
KB Home	BCLY	(5.000%)	03/20/2015	3.616%		21,600	(1,102)	(1,583)	481
KB Home	BCLY	(5.000%)	06/20/2015	3.721%		12,300	(610)	(936)	326
KB Home	BNP	(1.000%)	06/20/2015	3.721%		5,000	510	465	45
KB Home	DUB	(1.000%)	03/20/2014	3.039%		3,000	171	249	(78)
KB Home	DUB	(1.000%)	03/20/2015	3.616%		5,000	466	491	(25)
KB Home	DUB	(5.000%)	03/20/2015	3.616%		2,500	(128)	(194)	66
KB Home	GSC	(1.000%)	03/20/2014	3.039%		7,000	398	329	69
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.212%		6,900	(38)	65	(103)
Lennar Corp.	BCLY	(5.000%)	06/20/2015	3.121%		11,000	(805)	(888)	83
Lennar Corp.	BNP	(5.000%)	03/20/2013	1.842%		9,000	(565)	(571)	6
Lennar Corp.	BNP	(5.000%)	09/20/2014	2.815%		22,000	(1,593)	(1,448)	(145)
Lennar Corp.	BNP	(1.000%)	06/20/2015	3.121%		20,000	1,613	2,099	(486)
Lennar Corp.	DUB	(0.785%)	12/20/2011	1.026%		9,000	14	0	14
Lennar Corp.	DUB	(1.000%)	03/20/2013	1.842%		6,800	109	262	(153)
Lennar Corp.	DUB	(1.000%)	06/20/2015	3.121%		3,500	283	367	(84)
Lennar Corp.	DUB	(5.000%)	06/20/2015	3.121%		5,000	(366)	(440)	74
Lennar Corp.	GSC	(1.000%)	12/20/2011	1.026%		9,000	(2)	224	(226)
Lennar Corp.	GSC	(1.000%)	09/20/2014	2.815%		4,500	263	483	(220)
Lennar Corp.	GSC	(5.000%)	06/20/2015	3.121%		4,000	(293)	(235)	(58)
Lennar Corp.	GSC	(1.000%)	06/20/2016	3.589%		4,000	464	478	(14)
Lexmark International, Inc.	BOA	(1.400%)	06/20/2018	2.068%		9,600	389	0	389
Lexmark International, Inc.	CITI	(3.320%)	06/20/2013	0.936%		5,590	(299)	0	(299)
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	0.936%		15,880	(95)	0	(95)
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	1.796%		7,600	85	836	(751)
Limited Brands, Inc.	BNP	(1.000%)	12/20/2014	1.329%		1,250	14	96	(82)
Limited Brands, Inc.	BNP	(1.000%)	09/20/2017	2.110%		22,000	1,376	1,835	(459)
Limited Brands, Inc.	BOA	(1.000%)	12/20/2014	1.329%		5,000	58	216	(158)
Limited Brands, Inc.	BOA	(1.000%)	09/20/2017	2.110%		10,000	625	907	(282)
Limited Brands, Inc.	BOA	(1.000%)	06/20/2019	2.325%		20,400	1,804	1,603	201
Limited Brands, Inc.	DUB	(1.000%)	09/20/2017	2.110%		7,600	476	798	(322)
Limited Brands, Inc.	DUB	(4.800%)	09/20/2017	2.181%		43,000	(6,423)	0	(6,423)
Limited Brands, Inc.	JPM	(2.850%)	09/20/2017	2.181%		2,700	(104)	150	(254)
Limited Brands, Inc.	RBS	(4.500%)	09/20/2017	2.181%		18,700	(2,475)	0	(2,475)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	1.279%		6,810	(1,605)	0	(1,605)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	03/20/2012	0.339%		14,500	(98)	229	(327)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2012	0.444%		13,000	(111)	68	(179)
Macy’s Retail Holdings, Inc.	BOA	(6.870%)	03/20/2012	0.342%		7,000	(463)	0	(463)
Manpower, Inc.	GSC	(2.500%)	06/20/2013	0.759%	EUR	45,500	(2,499)	(2,684)	185
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	1.848%	$	2,200	115	400	(285)
Marriott International, Inc.	CITI	(0.260%)	06/20/2012	0.233%		15,000	(6)	0	(6)
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	06/20/2019	1.173%		15,300	182	0	182
Masco Corp.	BNP	(1.000%)	09/20/2012	1.064%		18,100	12	196	(184)
Masco Corp.	CITI	(4.240%)	03/20/2017	2.709%		9,020	(725)	0	(725)
Masco Corp.	DUB	(1.000%)	09/20/2012	1.064%		15,000	9	360	(351)
Masco Corp.	DUB	(1.000%)	06/20/2015	2.081%		4,000	168	269	(101)
Masco Corp.	DUB	(1.000%)	12/20/2016	2.576%		1,000	79	110	(31)
Masco Corp.	GSC	(1.000%)	09/20/2012	1.064%		5,200	4	54	(50)
Masco Corp.	GSC	(1.000%)	03/20/2017	2.615%		3,000	250	269	(19)
Masco Corp.	JPM	(1.000%)	09/20/2012	1.064%		5,400	3	80	(77)
Masco Corp.	JPM	(1.000%)	06/20/2015	2.081%		5,000	211	232	(21)
Masco Corp.	MSC	(0.580%)	09/20/2012	1.088%		5,000	37	0	37
Masco Corp.	MSC	(1.000%)	09/20/2012	1.064%		12,000	8	327	(319)
Masco Corp.	MSC	(0.680%)	09/20/2013	1.434%		10,000	181	0	181
Masco Corp.	UBS	(4.650%)	12/20/2016	2.669%		10,000	(1,006)	0	(1,006)
Maytag Corp.	JPM	(0.460%)	06/20/2015	1.134%		10,000	271	0	271
MDC Holdings, Inc.	BNP	(1.250%)	12/20/2014	1.579%		9,000	102	0	102
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	1.535%		3,000	56	0	56
MDC Holdings, Inc.	MLP	(1.350%)	12/20/2012	0.986%		10,500	(70)	0	(70)
New York Times Co.	BNP	(1.000%)	03/20/2015	1.739%		11,300	312	684	(372)
New York Times Co.	DUB	(5.000%)	03/20/2015	1.739%		10,630	(1,324)	(952)	(372)
New York Times Co.	GSC	(1.000%)	03/20/2015	1.739%		5,000	137	235	(98)
Office Depot, Inc.	BOA	(5.000%)	09/20/2013	2.532%		10,000	(605)	(180)	(425)
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	2.532%		37,000	(2,238)	524	(2,762)
Office Depot, Inc.	GSC	(5.000%)	09/20/2013	2.532%		10,000	(605)	64	(669)
Office Depot, Inc.	SOG	(5.000%)	09/20/2013	2.532%		16,000	(968)	(849)	(119)
Packaging Corp. of America	CSFB	(0.940%)	09/20/2013	0.712%		10,000	(59)	0	(59)
Pactiv Corp.	MSC	(5.000%)	06/20/2017	3.612%		9,800	(720)	(677)	(43)
Pearson Dollar Finance PLC	BCLY	(0.610%)	06/20/2013	0.295%		25,000	(180)	0	(180)
Pearson Dollar Finance PLC	BCLY	(0.730%)	06/20/2018	0.824%		7,000	41	0	41
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.824%		10,000	33	0	33
Pearson Dollar Finance PLC	DUB	(0.720%)	06/20/2018	0.824%		11,000	72	0	72
Pearson Dollar Finance PLC	JPM	(0.830%)	06/20/2014	0.426%		5,000	(66)	5	(71)
Pioneer Natural Resources Co.	MSC	(1.000%)	09/20/2016	1.537%		20,835	556	1,533	(977)
PMI Group, Inc.	JPM	(0.460%)	09/20/2016	8.968%		9,500	2,994	0	2,994
ProLogis	CITI	(1.000%)	06/20/2012	0.339%		10,500	(89)	223	(312)
Pulte Group, Inc.	BNP	(1.000%)	03/20/2013	1.811%		10,250	158	180	(22)
Pulte Group, Inc.	BNP	(1.000%)	03/20/2014	2.337%		35,000	1,317	1,578	(261)
Pulte Group, Inc.	DUB	(1.000%)	09/20/2011	0.924%		15,400	(10)	57	(67)
Reed Elsevier Capital, Inc.	MLP	(0.290%)	06/20/2012	0.153%		5,000	(9)	0	(9)
Rexam PLC	BCLY	(1.450%)	06/20/2013	0.567%		12,500	(250)	981	(1,231)
Rexam PLC	RBS	(1.450%)	06/20/2013	0.567%		4,000	(80)	273	(353)
Rohm and Haas Co.	BNP	(1.000%)	09/20/2017	0.544%		30,000	(832)	(437)	(395)
Rohm and Haas Co.	BNP	(1.600%)	09/20/2017	0.545%		4,665	(298)	0	(298)
Rohm and Haas Co.	BOA	(0.700%)	09/20/2017	0.545%		13,425	(128)	0	(128)

Rohm and Haas Co.	BOA	(1.000%)	09/20/2017	0.544%	1,500	(41)	(16)	(25)
Rohm and Haas Co.	CITI	(0.540%)	09/20/2017	0.545%	7,000	1	0	1
RPM International, Inc.	BCLY	(1.460%)	03/20/2018	1.780%	2,800	53	0	53
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.780%	9,000	407	399	8
RPM International, Inc.	GSC	(1.000%)	03/20/2018	1.727%	15,000	658	219	439
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	2.519%	17,300	(2,119)	(1,598)	(521)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	3.024%	25,000	(778)	0	(778)
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2012	0.403%	42,000	(259)	(84)	(175)
RR Donnelley & Sons Co.	DUB	(1.000%)	06/20/2014	1.611%	800	15	34	(19)
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2017	2.629%	900	76	84	(8)
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	2.724%	10,000	(283)	0	(283)
RR Donnelley & Sons Co.	GSC	(1.000%)	09/20/2016	2.519%	7,700	568	962	(394)
Ryland Group, Inc.	BCLY	(1.000%)	06/20/2017	2.567%	2,200	183	159	24
Ryland Group, Inc.	BNP	(1.000%)	06/20/2017	2.567%	28,500	2,363	1,700	663
Ryland Group, Inc.	BNP	(5.000%)	06/20/2020	2.739%	9,000	(1,424)	(1,621)	197
Ryland Group, Inc.	DUB	(1.000%)	03/20/2015	2.114%	9,000	368	668	(300)
Ryland Group, Inc.	RBS	(1.000%)	06/20/2017	2.567%	900	74	67	7
Seagate Technology HDD Holdings	DUB	(5.000%)	12/20/2011	0.297%	7,700	(277)	(423)	146
Seagate Technology HDD Holdings	GSC	(1.000%)	12/20/2011	0.297%	20,800	(114)	198	(312)
Seagate Technology HDD Holdings	JPM	(2.250%)	12/20/2011	0.297%	11,100	(166)	735	(901)
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	0.672%	9,250	(91)	517	(608)
Tate & Lyle International Finance PLC	BCLY	(1.250%)	12/20/2014	0.705%	12,000	(242)	0	(242)
Temple-Inland, Inc.	BCLY	(1.000%)	06/20/2012	0.396%	6,000	(46)	61	(107)
Temple-Inland, Inc.	BNP	(6.670%)	03/20/2018	2.244%	7,430	(1,980)	0	(1,980)
Temple-Inland, Inc.	BOA	(1.000%)	03/20/2018	2.170%	4,000	279	209	70
Temple-Inland, Inc.	DUB	(1.000%)	03/20/2018	2.170%	4,000	279	156	123
Toll Brothers Finance Corp.	BCLY	(1.000%)	12/20/2017	2.157%	36,000	2,398	1,746	652
Toll Brothers Finance Corp.	BCLY	(5.000%)	12/20/2017	2.157%	32,500	(5,390)	(6,822)	1,432
Toll Brothers Finance Corp.	BNP	(1.000%)	06/20/2015	1.642%	10,000	252	262	(10)
Toll Brothers Finance Corp.	BNP	(1.000%)	12/20/2017	2.157%	15,000	998	814	184
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	2.319%	7,000	638	251	387
Toll Brothers Finance Corp.	DUB	(1.000%)	12/20/2019	2.319%	3,000	273	262	11
Toll Brothers Finance Corp.	GSC	(1.000%)	12/20/2017	2.157%	2,700	180	71	109
Toll Brothers Finance Corp.	MSC	(1.390%)	09/20/2013	1.167%	9,800	(57)	0	(57)
Tyson Foods, Inc.	BNP	(1.000%)	03/20/2014	0.878%	4,000	(15)	136	(151)
Tyson Foods, Inc.	GSC	(1.000%)	03/20/2014	0.878%	31,000	(120)	1,474	(1,594)
Tyson Foods, Inc.	JPM	(1.000%)	03/20/2014	0.878%	12,000	(46)	795	(841)
Tyson Foods, Inc.	RBS	(3.250%)	06/20/2016	1.573%	19,000	(1,560)	0	(1,560)
Universal Corp.	DUB	(1.000%)	12/20/2014	2.123%	33,000	1,285	580	705
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	1.871%	2,575	133	129	4
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	1.871%	8,000	235	303	(68)
Universal Health Services, Inc.	BOA	(1.610%)	06/20/2016	1.871%	7,000	84	50	34
UST LLC	BCLY	(0.700%)	03/20/2018	0.361%	24,000	(529)	0	(529)
UST LLC	CITI	(1.000%)	03/20/2018	0.366%	2,500	(102)	(133)	31
UST LLC	DUB	(1.000%)	03/20/2018	0.366%	1,500	(62)	(74)	12
VTB Bank OJSC Via VTB Capital S.A.	BCLY	(2.150%)	05/20/2013	1.562%	15,000	(303)	6,476	(6,779)
Wesfarmers Ltd.	BCLY	(2.235%)	06/20/2013	0.369%	25,000	(1,053)	373	(1,426)
Wesfarmers Ltd.	GSC	(2.510%)	06/20/2013	0.369%	23,200	(1,122)	0	(1,122)
Whirlpool Corp.	DUB	(1.000%)	12/20/2012	0.555%	600	(5)	(2)	(3)

						$(19,718)	$31,956	$(51,674)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CITI	1.000%	03/20/2021	2.178%	$	2,000	$(181)	$(173)	$(8)
Alcoa, Inc.	GSC	1.000%	03/20/2018	1.903%		12,200	(664)	(721)	57
Alcoa, Inc.	JPM	1.000%	03/20/2018	1.903%		7,900	(430)	(445)	15
Ally Financial, Inc.	GSC	5.000%	03/20/2020	3.033%		30,000	3,846	1,141	2,705
American International Group, Inc.	BOA	5.000%	12/20/2011	0.402%		31,000	1,088	(930)	2,018
American International Group, Inc.	DUB	5.000%	12/20/2011	0.402%		10,500	368	(315)	683
American International Group, Inc.	GSC	5.000%	09/20/2011	0.402%		17,400	410	(4,002)	4,412
American International Group, Inc.	UBS	5.000%	12/20/2011	0.402%		10,000	351	(700)	1,051
Australia Government Bond	DUB	1.000%	03/20/2015	0.408%		71,200	1,656	1,367	289
Australia Government Bond	DUB	1.000%	03/20/2016	0.505%		78,800	1,883	1,773	110
Australia Government Bond	JPM	1.000%	06/20/2016	0.525%		25,000	598	570	28
Australia Government Bond	RBS	1.000%	06/20/2015	0.427%		25,000	595	678	(83)
Australia Government Bond	UBS	1.000%	03/20/2015	0.408%		50,000	1,163	693	470
Australia Government Bond	UBS	1.000%	06/20/2015	0.427%		50,000	1,190	1,331	(141)
Bank of America Corp.	BCLY	1.000%	12/20/2011	0.187%		9,100	57	(21)	78
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	0.559%		20,000	229	0	229
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2015	0.824%		65,000	458	(1,169)	1,627
Berkshire Hathaway Finance Corp.	BNP	1.000%	03/20/2015	0.824%		25,000	176	(468)	644
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.824%		162,200	1,142	(2,827)	3,969
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	0.994%		20,000	12	(298)	310
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2015	0.824%		25,000	177	(434)	611
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2016	1.050%		22,400	(45)	(253)	208
Berkshire Hathaway Finance Corp.	CITI	1.000%	06/20/2020	1.350%		4,400	(116)	(184)	68
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.785%		25,000	202	(495)	697
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.824%		65,000	458	(932)	1,390
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	0.824%		111,400	784	(1,718)	2,502
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2015	0.860%		30,000	179	(962)	1,141
Berkshire Hathaway Finance Corp.	GSC	1.000%	12/20/2015	0.994%		60,000	36	(1,275)	1,311
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2021	1.378%		25,000	(754)	(863)	109
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	0.860%		20,000	120	(816)	936
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	0.994%		15,000	9	(463)	472
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.378%		5,900	(178)	(237)	59
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	0.824%		77,000	542	(1,445)	1,987
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	0.824%		3,300	23	(60)	83
BP Capital Markets America, Inc.	BCLY	1.000%	09/20/2011	0.173%		6,700	29	(486)	515
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.173%		5,700	25	(403)	428
BP Capital Markets America, Inc.	BOA	5.000%	09/20/2011	0.173%		25,000	617	(506)	1,123

BP Capital Markets America, Inc.	CSFB	5.000%	09/20/2011	0.173%	25,000	617	(324)	941
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.173%	99,500	2,455	(1,480)	3,935
BP Capital Markets America, Inc.	GSC	1.000%	09/20/2011	0.173%	13,100	56	(677)	733
BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.173%	15,800	67	(1,162)	1,229
BP Capital Markets America, Inc.	JPM	5.000%	09/20/2011	0.173%	5,900	145	(154)	299
BP Capital Markets America, Inc.	MSC	5.000%	09/20/2011	0.173%	25,000	617	(411)	1,028
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.372%	15,000	103	0	103
Brazil Government International Bond	BCLY	1.620%	03/20/2013	0.640%	20,900	414	0	414
Brazil Government International Bond	BCLY	1.000%	03/20/2015	0.938%	75,000	201	(1,413)	1,614
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.966%	127,100	214	(1,967)	2,181
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.009%	240,700	(18)	(2,853)	2,835
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.047%	105,000	(189)	(514)	325
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.081%	64,790	(228)	(514)	286
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.009%	34,600	(3)	(407)	404
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.511%	7,800	(323)	(355)	32
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.009%	21,000	(2)	(330)	328
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.081%	119,600	(420)	(943)	523
Brazil Government International Bond	CITI	1.000%	03/20/2021	1.511%	10,100	(418)	(448)	30
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.009%	70,000	(6)	(777)	771
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.106%	10,000	550	0	550
Brazil Government International Bond	CSFB	1.000%	06/20/2020	1.474%	25,000	(908)	(789)	(119)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.372%	7,500	52	0	52
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.966%	61,800	105	(873)	978
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.009%	110,000	(9)	(1,220)	1,211
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.047%	75,000	(135)	(494)	359
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.474%	50,000	(1,816)	(1,656)	(160)
Brazil Government International Bond	GSC	1.000%	03/20/2015	0.938%	100,000	267	(1,931)	2,198
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.966%	30,800	52	(414)	466
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.966%	247,900	418	(3,142)	3,560
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.009%	130,500	(10)	(1,332)	1,322
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.047%	100,000	(181)	(756)	575
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.081%	66,000	(231)	(523)	292
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.474%	110,000	(3,995)	(3,489)	(506)
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.938%	25,000	67	(506)	573
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.966%	40,000	68	(420)	488
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.009%	107,000	(8)	(1,219)	1,211
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.474%	25,000	(908)	(789)	(119)
Brazil Government International Bond	MLP	1.710%	05/20/2013	0.664%	15,000	427	0	427
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.096%	300	15	0	15
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.346%	50,000	463	0	463
Brazil Government International Bond	MSC	1.660%	03/20/2013	0.640%	47,000	968	0	968
Brazil Government International Bond	MSC	1.770%	09/20/2014	0.874%	15,000	463	0	463
Brazil Government International Bond	MSC	1.000%	06/20/2015	0.966%	31,500	53	(305)	358
Brazil Government International Bond	MSC	1.000%	09/20/2015	1.009%	25,000	(2)	(157)	155
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.047%	100,000	(181)	(806)	625
Brazil Government International Bond	MSC	1.000%	03/20/2016	1.081%	75,000	(264)	(608)	344
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.198%	6,000	121	0	121
Brazil Government International Bond	RBS	1.000%	03/20/2015	0.938%	50,000	133	(989)	1,122
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.009%	27,600	(2)	(261)	259
Brazil Government International Bond	UBS	1.000%	03/20/2016	1.081%	50,000	(176)	(481)	305
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	2.079%	25,000	819	0	819
California State General Obligation Bonds, Series 2003	CITI	2.100%	03/20/2021	2.079%	20,000	49	0	49
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	0.703%	30,000	140	0	140
California State General Obligation Bonds, Series 2003	GSC	2.150%	09/20/2011	0.703%	13,330	101	0	101
California State General Obligation Bonds, Series 2003	GSC	2.250%	09/20/2011	0.703%	13,330	108	0	108
California State General Obligation Bonds, Series 2003	GSC	2.400%	09/20/2011	0.703%	13,330	118	0	118
California State General Obligation Bonds, Series 2003	MSC	2.650%	12/20/2020	2.121%	25,000	800	0	800
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	2.063%	25,000	(2,060)	0	(2,060)
Canada Government Bond	GSC	1.000%	03/20/2015	0.339%	10,000	260	243	17
Chesapeake Energy Corp.	JPM	5.000%	03/20/2021	2.865%	5,900	934	760	174
China Development Bank Corp.	BCLY	1.000%	06/20/2016	1.056%	20,000	(49)	(97)	48
China Development Bank Corp.	JPM	1.000%	06/20/2016	1.056%	15,000	(37)	(131)	94
China Development Bank Corp.	MSC	1.000%	06/20/2016	1.056%	50,000	(121)	(326)	205
China Government International Bond	BCLY	1.000%	03/20/2015	0.551%	50,000	883	520	363
China Government International Bond	BCLY	1.000%	06/20/2015	0.578%	50,000	880	817	63
China Government International Bond	BCLY	1.000%	12/20/2015	0.647%	75,000	1,221	1,074	147
China Government International Bond	BCLY	1.000%	03/20/2016	0.677%	73,600	1,150	898	252
China Government International Bond	BCLY	1.000%	06/20/2016	1.056%	10,000	(24)	(34)	10
China Government International Bond	BNP	1.000%	06/20/2015	0.578%	25,000	440	384	56
China Government International Bond	BNP	1.000%	09/20/2015	0.615%	15,000	254	94	160
China Government International Bond	BNP	1.000%	03/20/2016	0.677%	42,000	656	509	147
China Government International Bond	BOA	0.780%	12/20/2014	0.522%	50,000	482	0	482
China Government International Bond	BOA	1.000%	06/20/2015	0.578%	126,600	2,227	1,811	416
China Government International Bond	BOA	1.000%	09/20/2015	0.615%	50,000	847	402	445
China Government International Bond	BOA	1.000%	12/20/2015	0.647%	25,000	407	362	45
China Government International Bond	BOA	1.000%	03/20/2016	0.677%	50,000	781	606	175
China Government International Bond	CITI	1.000%	06/20/2015	0.578%	24,900	438	388	50
China Government International Bond	CSFB	1.000%	03/20/2015	0.551%	85,000	1,501	410	1,091
China Government International Bond	CSFB	1.000%	06/20/2015	0.578%	25,000	440	136	304
China Government International Bond	DUB	1.000%	03/20/2015	0.551%	30,000	530	312	218
China Government International Bond	DUB	1.000%	12/20/2015	0.647%	25,000	407	349	58
China Government International Bond	DUB	1.000%	03/20/2016	0.677%	30,000	469	364	105
China Government International Bond	DUB	1.000%	06/20/2016	1.056%	10,000	(24)	(48)	24
China Government International Bond	GSC	1.000%	09/20/2015	0.615%	25,000	423	182	241
China Government International Bond	JPM	1.000%	03/20/2015	0.551%	35,000	618	157	461
China Government International Bond	JPM	1.000%	06/20/2015	0.578%	60,000	1,056	494	562
China Government International Bond	JPM	1.000%	09/20/2015	0.615%	10,000	169	62	107
China Government International Bond	JPM	1.000%	12/20/2015	0.647%	25,000	407	349	58
China Government International Bond	JPM	1.000%	03/20/2016	0.677%	50,000	781	594	187
China Government International Bond	JPM	1.000%	06/20/2016	1.056%	10,000	(24)	(34)	10
China Government International Bond	MSC	1.000%	03/20/2015	0.551%	100,000	1,767	463	1,304
China Government International Bond	MSC	1.000%	12/20/2015	0.647%	50,000	814	712	102

China Government International Bond	MSC	1.000%	06/20/2016	1.056%	20,000	(49)	(39)	(10)
China Government International Bond	RBS	1.000%	03/20/2015	0.551%	20,000	353	198	155
China Government International Bond	RBS	1.000%	06/20/2015	0.578%	104,600	1,840	1,382	458
China Government International Bond	RBS	1.000%	12/20/2015	0.647%	25,000	407	362	45
China Government International Bond	UBS	1.000%	03/20/2015	0.551%	25,000	442	119	323
China Government International Bond	UBS	1.000%	06/20/2015	0.578%	25,000	440	396	44
China Government International Bond	UBS	1.000%	09/20/2015	0.615%	25,000	423	219	204
Citigroup, Inc.	BCLY	1.000%	09/20/2011	0.218%	9,100	37	(65)	102
Citigroup, Inc.	BOA	1.000%	09/20/2011	0.218%	10,000	40	(68)	108
Citigroup, Inc.	GSC	1.000%	09/20/2011	0.218%	16,300	66	(69)	135
Citigroup, Inc.	JPM	1.000%	09/20/2011	0.218%	5,700	23	(31)	54
Citigroup, Inc.	MSC	1.000%	06/20/2011	0.218%	70,200	145	(159)	304
Citigroup, Inc.	UBS	1.000%	09/20/2011	0.218%	21,100	86	(124)	210
Dell, Inc.	BCLY	1.000%	09/20/2013	0.434%	14,100	201	74	127
Dell, Inc.	CITI	1.000%	09/20/2013	0.434%	19,400	277	111	166
Egypt Government International Bond	CITI	1.000%	03/20/2016	3.390%	28,000	(2,913)	(3,261)	348
Egypt Government International Bond	DUB	1.000%	03/20/2016	3.390%	5,000	(520)	(686)	166
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.390%	70,000	(7,281)	(8,209)	928
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	0.898%	6,000	24	(154)	178
Emirate of Abu Dhabi	CITI	1.000%	03/20/2016	1.067%	9,500	(27)	(29)	2
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	0.898%	6,000	24	(154)	178
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	0.898%	5,000	20	(185)	205
Emirate of Abu Dhabi	DUB	1.000%	03/20/2016	1.067%	5,500	(16)	(42)	26
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	0.898%	16,000	64	(453)	517
Emirate of Abu Dhabi	HSBC	1.000%	03/20/2016	1.067%	2,000	(6)	(17)	11
Emirate of Abu Dhabi	JPM	1.000%	12/20/2014	0.898%	5,000	20	(185)	205
Emirate of Abu Dhabi	JPM	1.000%	12/20/2015	1.036%	25,000	(32)	(161)	129
Emirate of Abu Dhabi	JPM	1.000%	03/20/2016	1.067%	5,000	(14)	(2)	(12)
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	1.036%	25,000	(32)	(161)	129
Emirate of Abu Dhabi	RBS	1.000%	03/20/2016	1.067%	5,000	(14)	(7)	(7)
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	0.898%	17,000	68	(460)	528
Emirate of Abu Dhabi	UBS	1.000%	03/20/2016	1.067%	5,000	(14)	(5)	(9)
Export-Import Bank of China	BNP	1.000%	06/20/2016	1.056%	15,000	(36)	(141)	105
Export-Import Bank of China	CITI	1.000%	06/20/2016	1.056%	10,000	(25)	(97)	72
Export-Import Bank of China	CSFB	1.000%	06/20/2016	1.056%	5,000	(13)	(44)	31
Export-Import Bank of China	GSC	1.000%	06/20/2016	1.056%	40,000	(97)	(416)	319
Export-Import Bank of China	HSBC	1.000%	06/20/2016	1.056%	10,000	(24)	(53)	29
Export-Import Bank of China	JPM	1.000%	06/20/2016	1.056%	15,000	(37)	(160)	123
Export-Import Bank of China	MSC	1.000%	06/20/2016	1.056%	20,000	(48)	(193)	145
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	0.918%	10,000	(257)	0	(257)
Ford Motor Co.	BOA	5.000%	12/20/2015	2.940%	5,000	449	330	119
France Government Bond	BCLY	0.250%	03/20/2016	0.724%	224,000	(5,012)	(8,323)	3,311
France Government Bond	BOA	0.250%	12/20/2015	0.693%	75,000	(1,499)	(2,042)	543
France Government Bond	BOA	0.250%	03/20/2016	0.724%	116,200	(2,600)	(4,571)	1,971
France Government Bond	CITI	0.250%	06/20/2015	0.620%	200,000	(3,010)	(3,995)	985
France Government Bond	CITI	0.250%	12/20/2015	0.693%	50,000	(999)	(1,363)	364
France Government Bond	CITI	0.250%	03/20/2016	0.724%	40,000	(894)	(1,487)	593
France Government Bond	DUB	0.250%	06/20/2015	0.620%	50,000	(752)	(918)	166
France Government Bond	DUB	0.250%	12/20/2015	0.693%	150,000	(2,996)	(4,004)	1,008
France Government Bond	DUB	0.250%	03/20/2016	0.724%	96,200	(2,152)	(3,894)	1,742
France Government Bond	GSC	0.250%	06/20/2015	0.620%	50,000	(752)	(918)	166
France Government Bond	GSC	0.250%	12/20/2015	0.693%	182,200	(3,640)	(4,739)	1,099
France Government Bond	GSC	0.250%	03/20/2016	0.724%	100,000	(2,237)	(3,719)	1,482
France Government Bond	JPM	0.250%	12/20/2015	0.693%	50,000	(999)	(1,393)	394
France Government Bond	JPM	0.250%	03/20/2016	0.724%	50,000	(1,119)	(1,998)	879
France Government Bond	MSC	0.250%	03/20/2016	0.724%	18,100	(405)	(616)	211
France Government Bond	RBS	0.250%	12/20/2015	0.693%	83,300	(1,664)	(1,778)	114
France Government Bond	RBS	0.250%	03/20/2016	0.724%	18,900	(423)	(635)	212
France Government Bond	UBS	0.250%	09/20/2015	0.659%	54,000	(947)	(1,431)	484
France Government Bond	UBS	0.250%	12/20/2015	0.693%	35,300	(705)	(720)	15
France Government Bond	UBS	0.250%	03/20/2016	0.724%	202,300	(4,526)	(8,185)	3,659
France Telecom S.A.	BCLY	1.000%	06/20/2016	0.727%	25,000	345	358	(13)
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.870%	11/20/2011	0.549%	50,000	261	0	261
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	0.366%	22,300	1,308	459	849
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.551%	33,800	59	0	59
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	0.606%	50,000	313	0	313
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	0.606%	25,000	492	0	492
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	0.650%	40,000	573	0	573
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	0.742%	25,000	2,257	0	2,257
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	0.742%	30,000	3,322	0	3,322
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	0.791%	20,000	2,687	560	2,127
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	0.890%	50,000	213	(2,557)	2,770
General Electric Capital Corp.	BCLY	1.000%	12/20/2015	1.080%	35,000	(114)	(683)	569
General Electric Capital Corp.	BNP	0.800%	06/20/2011	0.325%	10,000	13	0	13
General Electric Capital Corp.	BNP	5.000%	09/20/2011	0.322%	14,400	345	674	(329)
General Electric Capital Corp.	BNP	1.000%	03/20/2012	0.350%	25,000	167	(498)	665
General Electric Capital Corp.	BNP	4.700%	12/20/2013	0.742%	7,300	788	0	788
General Electric Capital Corp.	BNP	1.000%	12/20/2014	0.890%	34,400	147	(1,730)	1,877
General Electric Capital Corp.	BNP	1.000%	12/20/2015	1.080%	50,000	(163)	(1,903)	1,740
General Electric Capital Corp.	BNP	1.000%	03/20/2016	1.128%	25,000	(142)	(359)	217
General Electric Capital Corp.	BOA	1.000%	06/20/2011	0.322%	60,400	110	(738)	848
General Electric Capital Corp.	BOA	5.000%	09/20/2011	0.322%	49,000	1,174	2,591	(1,417)
General Electric Capital Corp.	BOA	1.000%	03/20/2012	0.350%	100,000	669	(2,105)	2,774
General Electric Capital Corp.	BOA	5.000%	06/20/2012	0.366%	25,000	1,467	332	1,135
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.791%	120,500	16,188	4,012	12,176
General Electric Capital Corp.	BOA	1.000%	12/20/2014	0.890%	25,000	107	(1,123)	1,230
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.080%	76,000	(247)	(2,477)	2,230
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.128%	112,900	(642)	(1,444)	802
General Electric Capital Corp.	CITI	5.000%	06/20/2011	0.322%	7,000	84	(340)	424
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.742%	17,300	1,539	0	1,539
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.742%	57,300	5,603	0	5,603
General Electric Capital Corp.	CITI	4.800%	12/20/2013	0.742%	50,000	5,536	0	5,536

General Electric Capital Corp.	CITI	4.875%	12/20/2013	0.742%		46,900	5,289	0	5,289
General Electric Capital Corp.	CITI	3.800%	03/20/2014	0.775%		30,000	2,687	0	2,687
General Electric Capital Corp.	CITI	3.820%	03/20/2014	0.775%		50,000	4,508	0	4,508
General Electric Capital Corp.	CITI	3.850%	03/20/2014	0.775%		25,900	2,358	0	2,358
General Electric Capital Corp.	CITI	3.950%	03/20/2014	0.775%		15,000	1,410	0	1,410
General Electric Capital Corp.	CITI	4.000%	03/20/2014	0.775%		50,000	4,773	0	4,773
General Electric Capital Corp.	CITI	5.000%	09/20/2014	0.845%		50,000	7,110	1,187	5,923
General Electric Capital Corp.	CITI	1.000%	12/20/2014	0.890%		25,000	107	(1,123)	1,230
General Electric Capital Corp.	CITI	1.000%	09/20/2015	1.025%		25,000	(19)	(876)	857
General Electric Capital Corp.	CITI	1.000%	03/20/2016	1.128%		25,000	(142)	(190)	48
General Electric Capital Corp.	DUB	1.000%	09/20/2011	0.322%		10,000	35	(285)	320
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.325%		900	5	0	5
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.642%		55,000	5,393	1,269	4,124
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.691%		30,000	3,221	634	2,587
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.742%		24,700	2,399	0	2,399
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.742%		20,000	2,214	0	2,214
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.742%		34,100	3,868	0	3,868
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.775%		10,000	955	0	955
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.775%		25,000	2,424	0	2,424
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.791%		49,800	6,690	1,615	5,075
General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.025%		110,000	(86)	(4,219)	4,133
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.080%		90,000	(293)	(3,099)	2,806
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.128%		37,100	(211)	(2,466)	2,255
General Electric Capital Corp.	GSC	0.960%	06/20/2011	0.325%		14,000	24	0	24
General Electric Capital Corp.	GSC	5.000%	06/20/2011	0.322%		16,400	198	245	(47)
General Electric Capital Corp.	GSC	1.000%	03/20/2012	0.350%		450,000	3,009	(9,525)	12,534
General Electric Capital Corp.	GSC	1.280%	06/20/2013	0.650%		10,000	143	0	143
General Electric Capital Corp.	JPM	5.000%	09/20/2011	0.322%		24,200	579	1,250	(671)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	0.366%		11,800	95	(223)	318
General Electric Capital Corp.	JPM	1.000%	12/20/2014	0.890%		75,000	321	(3,867)	4,188
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.025%		15,000	(12)	(526)	514
General Electric Capital Corp.	JPM	1.000%	12/20/2015	1.080%		125,000	(407)	(3,121)	2,714
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.155%		10,000	(408)	0	(408)
General Electric Capital Corp.	MSC	1.000%	09/20/2011	0.322%		5,500	19	(85)	104
General Electric Capital Corp.	MSC	1.000%	12/20/2014	0.890%		50,000	213	(2,368)	2,581
General Electric Capital Corp.	MSC	1.000%	09/20/2015	1.025%		85,000	(66)	(3,104)	3,038
General Electric Capital Corp.	MSC	1.000%	12/20/2015	1.080%		10,000	(33)	(172)	139
General Electric Capital Corp.	UBS	1.000%	03/20/2012	0.350%		100,000	668	(2,045)	2,713
General Electric Capital Corp.	UBS	1.000%	12/20/2014	0.890%		65,000	278	(3,362)	3,640
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2012	0.299%		10,000	71	63	8
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2011	0.286%		50,000	95	(802)	897
Goldman Sachs Group, Inc.	JPM	1.000%	03/20/2013	0.474%		50,000	534	323	211
Goldman Sachs Group, Inc.	MSC	1.000%	03/20/2012	0.299%		25,000	180	168	12
HCA, Inc.	JPM	1.000%	06/20/2011	1.427%		25,000	(17)	(213)	196
Illinois State General Obligation Bonds, Series 2006	CITI	2.420%	03/20/2021	2.391%		7,500	33	0	33
Indonesia Government International Bond	BCLY	1.000%	09/20/2015	1.216%		45,000	(400)	(1,437)	1,037
Indonesia Government International Bond	BCLY	1.000%	12/20/2015	1.285%		60,000	(745)	(891)	146
Indonesia Government International Bond	BCLY	1.000%	03/20/2016	1.347%		10,000	(158)	(149)	(9)
Indonesia Government International Bond	BNP	1.000%	09/20/2015	1.216%		35,000	(311)	(951)	640
Indonesia Government International Bond	BNP	1.000%	03/20/2016	1.347%		10,000	(158)	(149)	(9)
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.216%		15,000	(134)	(435)	301
Indonesia Government International Bond	BOA	1.000%	12/20/2015	1.285%		50,000	(622)	(660)	38
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.216%		12,100	(108)	(274)	166
Indonesia Government International Bond	CITI	1.000%	12/20/2015	1.285%		15,000	(187)	(218)	31
Indonesia Government International Bond	CSFB	1.000%	09/20/2015	1.216%		10,000	(89)	(218)	129
Indonesia Government International Bond	CSFB	1.000%	12/20/2015	1.285%		20,000	(248)	(318)	70
Indonesia Government International Bond	CSFB	1.000%	03/20/2016	1.347%		21,900	(348)	(496)	148
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.216%		25,000	(222)	(619)	397
Indonesia Government International Bond	DUB	1.000%	12/20/2015	1.285%		15,000	(186)	(211)	25
Indonesia Government International Bond	GSC	1.000%	09/20/2015	1.216%		10,000	(89)	(333)	244
Indonesia Government International Bond	HSBC	1.000%	09/20/2015	1.216%		25,000	(223)	(792)	569
Indonesia Government International Bond	HSBC	1.000%	03/20/2016	1.347%		25,000	(397)	(566)	169
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.216%		35,000	(312)	(814)	502
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.285%		8,700	(108)	(138)	30
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.347%		10,000	(159)	(178)	19
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.216%		25,000	(223)	(623)	400
Indonesia Government International Bond	MSC	1.000%	12/20/2015	1.285%		30,000	(373)	(449)	76
Indonesia Government International Bond	MSC	1.000%	03/20/2016	1.347%		20,000	(318)	(342)	24
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.270%		44,300	354	0	354
Indonesia Government International Bond	RBS	1.330%	12/20/2011	0.270%		50,000	408	0	408
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.333%		24,270	187	0	187
Indonesia Government International Bond	RBS	1.000%	09/20/2015	1.216%		65,000	(579)	(1,465)	886
Indonesia Government International Bond	RBS	1.000%	03/20/2016	1.347%		46,900	(745)	(1,041)	296
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.034%	EUR	204,500	361	0	361
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.809%	$	59,000	452	558	(106)
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.965%		16,000	31	196	(165)
Japan Government International Bond	BNP	1.000%	03/20/2016	0.965%		9,900	19	72	(53)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.809%		69,600	533	507	26
Japan Government International Bond	BOA	1.000%	06/20/2015	0.841%		100,000	678	944	(266)
Japan Government International Bond	BOA	1.000%	09/20/2015	0.887%		125,000	642	2,043	(1,401)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.928%		56,000	197	969	(772)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.965%		62,100	120	892	(772)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.809%		2,300	18	18	0
Japan Government International Bond	DUB	1.000%	06/20/2015	0.841%		20,000	136	177	(41)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.928%		41,700	146	786	(640)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.809%		180,500	1,383	1,549	(166)
Japan Government International Bond	GSC	1.000%	06/20/2015	0.841%		44,900	305	53	252
Japan Government International Bond	GSC	1.000%	09/20/2015	0.887%		50,000	257	806	(549)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.928%		101,200	357	1,876	(1,519)
Japan Government International Bond	GSC	1.000%	03/20/2016	0.965%		50,000	97	391	(294)
Japan Government International Bond	JPM	1.000%	09/20/2015	0.887%		75,000	385	1,220	(835)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.965%		53,800	105	446	(341)

Japan Government International Bond	MSC	1.000%	06/20/2015	0.841%	25,000	169	82	87
Japan Government International Bond	MSC	1.000%	12/20/2015	0.928%	25,000	88	452	(364)
Japan Government International Bond	MSC	1.000%	03/20/2016	0.965%	25,000	49	178	(129)
Japan Government International Bond	RBS	1.000%	06/20/2015	0.841%	30,100	204	246	(42)
Japan Government International Bond	MSC	1.000%	06/20/2016	0.840%	90,000	(25)	0	(25)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.928%	50,000	176	930	(754)
Japan Government International Bond	RBS	1.000%	03/20/2016	0.965%	35,000	67	342	(275)
Japan Government International Bond	UBS	1.000%	06/20/2015	0.841%	35,000	237	463	(226)
JPMorgan Chase & Co.	BNP	1.000%	09/20/2011	0.116%	15,000	69	65	4
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.199%	10,000	148	0	148
JPMorgan Chase & Co.	BOA	1.000%	09/20/2011	0.116%	7,000	31	37	(6)
JPMorgan Chase & Co.	GSC	1.000%	09/20/2011	0.116%	25,000	113	92	21
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.199%	9,000	120	0	120
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.367%	15,000	(253)	(433)	180
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.367%	14,300	(242)	(433)	191
Kazakhstan Government International Bond	HSBC	1.000%	09/20/2015	1.297%	25,000	(308)	(951)	643
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.367%	14,300	(241)	(419)	178
Kazakhstan Government International Bond	MSC	1.000%	09/20/2015	1.297%	25,000	(308)	(985)	677
Kazakhstan Government International Bond	MSC	1.000%	03/20/2016	1.367%	10,000	(168)	(279)	111
Kazakhstan Government International Bond	UBS	1.000%	09/20/2015	1.297%	25,000	(308)	(985)	677
Lincoln National Corp.	CITI	1.000%	03/20/2016	1.460%	12,700	(267)	(417)	150
MBIA, Inc.	CITI	5.000%	09/20/2011	9.796%	50,000	(1,034)	(1,938)	904
MBIA, Inc.	GSC	5.000%	06/20/2011	9.795%	40,000	(363)	(1,450)	1,087
MBIA, Inc.	GSC	5.000%	09/20/2011	9.796%	50,000	(1,034)	(1,688)	654
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2011	0.289%	9,500	52	(19)	71
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	0.289%	600	3	(1)	4
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	0.289%	3,000	11	(5)	16
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	1.307%	40,700	(570)	(866)	296
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	0.289%	35,000	67	(293)	360
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	0.289%	11,600	43	(14)	57
Merrill Lynch & Co., Inc.	JPM	1.000%	12/20/2011	0.289%	12,500	69	(37)	106
Merrill Lynch & Co., Inc.	MSC	1.000%	09/20/2011	0.289%	50,000	185	(162)	347
Merrill Lynch & Co., Inc.	UBS	1.000%	09/20/2011	0.289%	81,200	301	(196)	497
MetLife, Inc.	BOA	1.000%	09/20/2013	0.774%	26,500	155	(1,434)	1,589
MetLife, Inc.	BOA	1.000%	09/20/2015	1.370%	25,000	(384)	(1,584)	1,200
MetLife, Inc.	BOA	1.000%	03/20/2016	1.487%	46,200	(1,029)	(707)	(322)
MetLife, Inc.	BOA	1.000%	09/20/2020	1.782%	10,000	(588)	(1,146)	558
MetLife, Inc.	CSFB	1.000%	09/20/2013	0.774%	20,000	117	(919)	1,036
MetLife, Inc.	DUB	5.000%	06/20/2012	0.378%	120,000	7,025	4,471	2,554
MetLife, Inc.	DUB	1.000%	03/20/2016	1.487%	17,000	(379)	(404)	25
MetLife, Inc.	GSC	1.000%	03/20/2015	1.236%	25,000	(217)	(1,561)	1,344
MetLife, Inc.	GSC	1.000%	12/20/2015	1.432%	27,000	(509)	(1,638)	1,129
MetLife, Inc.	GSC	1.000%	03/20/2016	1.487%	25,000	(556)	(622)	66
MetLife, Inc.	JPM	1.000%	09/20/2015	1.370%	25,000	(384)	(1,694)	1,310
MetLife, Inc.	JPM	1.000%	12/20/2015	1.432%	23,000	(433)	(1,415)	982
MetLife, Inc.	JPM	1.000%	03/20/2016	1.487%	15,000	(334)	(463)	129
MetLife, Inc.	SOG	1.000%	09/20/2013	0.774%	21,400	125	(1,004)	1,129
MetLife, Inc.	UBS	1.000%	09/20/2013	0.774%	10,000	58	(490)	548
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.890%	42,400	192	(916)	1,108
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.956%	61,000	133	(635)	768
Mexico Government International Bond	BCLY	1.000%	12/20/2015	0.991%	50,000	36	(124)	160
Mexico Government International Bond	BCLY	1.000%	03/20/2016	1.021%	50,000	(35)	(414)	379
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.956%	19,800	43	(280)	323
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.400%	11,000	(358)	(476)	118
Mexico Government International Bond	CITI	1.000%	09/20/2015	0.956%	91,800	200	(808)	1,008
Mexico Government International Bond	CITI	1.000%	03/20/2016	1.021%	226,000	(156)	(1,953)	1,797
Mexico Government International Bond	CITI	1.000%	03/20/2021	1.400%	22,700	(738)	(964)	226
Mexico Government International Bond	CSFB	1.000%	09/20/2015	0.956%	25,000	55	(217)	272
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.956%	9,400	21	(118)	139
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.991%	50,000	36	(456)	492
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.021%	150,000	(103)	(1,182)	1,079
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.400%	50,000	(1,626)	(1,774)	148
Mexico Government International Bond	HSBC	1.000%	03/20/2015	0.890%	22,300	102	(471)	573
Mexico Government International Bond	HSBC	1.000%	12/20/2015	0.991%	50,000	36	(480)	516
Mexico Government International Bond	HSBC	1.000%	03/20/2016	1.021%	10,000	(7)	(44)	37
Mexico Government International Bond	HSBC	1.000%	03/20/2021	1.400%	25,000	(812)	(1,148)	336
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.024%	6,950	(32)	0	(32)
Mexico Government International Bond	MSC	1.000%	12/20/2015	0.991%	25,000	19	(356)	375
Mexico Government International Bond	RBS	1.000%	03/20/2015	0.890%	25,000	113	(529)	642
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.956%	19,100	42	(270)	312
Morgan Stanley	BCLY	1.000%	03/20/2016	1.349%	15,000	(239)	(323)	84
Morgan Stanley	BNP	1.000%	03/20/2012	0.319%	18,000	125	84	41
Morgan Stanley	BOA	1.000%	06/20/2011	0.290%	17,200	32	62	(30)
Morgan Stanley	CITI	1.000%	09/20/2011	0.290%	10,000	37	(107)	144
Morgan Stanley	DUB	1.000%	03/20/2016	1.349%	35,000	(557)	(753)	196
Morgan Stanley	JPM	1.000%	06/20/2011	0.290%	78,900	150	(259)	409
Morgan Stanley	SOG	1.000%	09/20/2011	0.290%	6,000	22	(60)	82
Morgan Stanley	UBS	1.000%	09/20/2011	0.290%	13,600	51	(58)	109
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	0.552%	12,500	91	0	91
New Jersey State General Obligation Bonds, Series 2001	GSC	2.100%	09/20/2011	0.552%	12,500	100	0	100
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	0.201%	12,500	116	0	116
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	0.201%	12,500	122	0	122
Panama Government International Bond	DUB	1.170%	04/20/2017	0.985%	14,000	219	0	219
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.269%	4,600	25	0	25
Panama Government International Bond	JPM	0.730%	01/20/2012	0.269%	12,600	66	0	66
Panama Government International Bond	MSC	0.750%	01/20/2012	0.269%	44,400	240	0	240
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	0.833%	23,000	73	(127)	200
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.193%	4,100	(34)	(83)	49
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	0.985%	10,000	1,372	(179)	1,551
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.341%	25,000	(388)	(284)	(104)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	1.516%	15,000	(469)	(424)	(45)
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	0.985%	5,000	685	(90)	775

Prudential Financial, Inc.	GSC	2.250%	03/20/2013	0.620%		10,000	328	0	328
Prudential Financial, Inc.	GSC	1.000%	03/20/2016	1.341%		20,000	(311)	(382)	71
Prudential Financial, Inc.	GSC	1.000%	12/20/2017	1.502%		10,000	(295)	(950)	655
Prudential Financial, Inc.	GSC	1.000%	03/20/2018	1.516%		15,000	(469)	(482)	13
Qatar Government International Bond	CITI	1.000%	03/20/2016	1.085%		3,000	(11)	(20)	9
Qatar Government International Bond	CSFB	1.000%	03/20/2016	1.085%		11,000	(40)	(5)	(35)
Qatar Government International Bond	HSBC	1.000%	03/20/2016	1.085%		6,000	(22)	(34)	12
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.085%		12,000	(44)	(21)	(23)
Qatar Government International Bond	RBS	1.000%	03/20/2016	1.085%		6,000	(22)	(6)	(16)
Republic of Germany	BCLY	0.250%	06/20/2015	0.345%		25,000	(96)	(279)	183
Republic of Germany	BOA	0.250%	06/20/2015	0.345%		50,000	(192)	(534)	342
Republic of Germany	CITI	0.250%	06/20/2015	0.345%		125,000	(478)	(1,488)	1,010
Republic of Germany	GSC	0.250%	03/20/2016	0.429%		84,800	(720)	(1,287)	567
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.456%		89,600	(1,856)	(3,487)	1,631
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	0.343%		40,300	72	(403)	475
Republic of Italy Government Bond	BOA	1.000%	03/20/2016	1.456%		238,000	(4,930)	(8,919)	3,989
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	0.343%		59,700	106	(628)	734
Republic of Italy Government Bond	CITI	1.000%	03/20/2016	1.456%		100,000	(2,071)	(4,052)	1,981
Republic of Italy Government Bond	GSC	1.000%	06/20/2015	1.351%		17,000	(234)	(247)	13
Republic of Italy Government Bond	GSC	1.000%	12/20/2015	1.425%		50,000	(922)	(1,682)	760
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.456%		172,100	(3,565)	(6,204)	2,639
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.510%		68,900	(1,643)	(1,664)	21
Republic of Italy Government Bond	HSBC	1.000%	06/20/2015	1.351%		25,000	(343)	(444)	101
Republic of Italy Government Bond	JPM	1.000%	03/20/2016	1.456%		88,000	(1,823)	(3,047)	1,224
Republic of Italy Government Bond	MSC	1.000%	06/20/2015	1.351%		18,000	(247)	(253)	6
Republic of Italy Government Bond	MSC	1.000%	03/20/2016	1.456%		44,000	(911)	(1,519)	608
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.351%		10,000	(138)	(178)	40
Republic of Italy Government Bond	RBS	1.000%	03/20/2016	1.456%		37,000	(767)	(1,262)	495
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	1.351%		25,000	(343)	(467)	124
Republic of Italy Government Bond	SOG	1.000%	03/20/2016	1.456%		50,000	(1,036)	(1,846)	810
Republic of Italy Government Bond	UBS	1.000%	12/20/2015	1.425%		50,000	(922)	(1,676)	754
Russia Government International Bond	GSC	1.000%	03/20/2016	1.246%		25,000	(280)	(619)	339
Russia Government International Bond	RBS	1.000%	03/20/2016	1.246%		25,000	(280)	(619)	339
SLM Corp.	BCLY	5.000%	09/20/2011	0.427%		2,800	66	(196)	262
SLM Corp.	BOA	5.000%	09/20/2011	0.427%		10,500	247	(1,312)	1,559
SLM Corp.	BOA	5.000%	12/20/2011	0.427%		44,200	1,543	(3,536)	5,079
SLM Corp.	CITI	5.000%	06/20/2011	0.427%		50,000	590	(1,374)	1,964
SLM Corp.	CITI	5.000%	09/20/2011	0.427%		20,000	469	0	469
SLM Corp.	DUB	1.000%	06/20/2011	0.427%		30,000	47	73	(26)
SLM Corp.	DUB	5.000%	09/20/2011	0.427%		20,000	469	(50)	519
SLM Corp.	GSC	5.000%	09/20/2011	0.427%		5,000	117	0	117
SLM Corp.	JPM	5.000%	09/20/2011	0.427%		33,400	783	(250)	1,033
SLM Corp.	MSC	5.000%	12/20/2011	0.427%		15,000	524	(1,275)	1,799
SLM Corp.	UBS	5.000%	12/20/2011	0.427%		40,000	1,397	(2,200)	3,597
South Africa Government International Bond	BCLY	1.000%	12/20/2015	1.119%		25,000	(126)	(184)	58
South Africa Government International Bond	DUB	1.000%	12/20/2015	1.119%		25,000	(126)	(184)	58
Spain Government International Bond	BOA	1.000%	03/20/2016	2.308%		32,500	(1,883)	(2,133)	250
Spain Government International Bond	CITI	1.000%	03/20/2016	2.308%		50,000	(2,896)	(3,405)	509
Spain Government International Bond	DUB	1.000%	03/20/2016	2.308%		27,900	(1,616)	(1,719)	103
Spain Government International Bond	DUB	1.000%	06/20/2016	2.370%		80,000	(4,984)	(5,008)	24
Spain Government International Bond	GSC	1.000%	03/20/2016	2.308%		116,800	(6,766)	(7,705)	939
Spain Government International Bond	UBS	1.000%	03/20/2016	2.308%		16,000	(927)	(986)	59
Sprint Nextel Corp.	UBS	1.000%	06/20/2019	3.783%		3,000	(515)	(508)	(7)
Swedbank AB	BNP	5.000%	09/20/2014	1.068%	EUR	25,000	4,687	4,065	622
Sweden Government Bond	JPM	1.000%	03/20/2015	0.196%	$	30,000	949	801	148
Turkey Government International Bond	DUB	1.000%	12/20/2015	1.506%		33,000	(731)	(602)	(129)
U.S. Treasury Notes	BCLY	0.250%	03/20/2015	0.311%	EUR	104,000	(331)	(1,467)	1,136
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.311%		45,000	(144)	(219)	75
U.S. Treasury Notes	CSFB	0.250%	03/20/2016	0.389%		173,500	(1,581)	(2,143)	562
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.311%		125,000	(397)	(2,163)	1,766
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.328%		50,000	(219)	(526)	307
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.351%		50,000	(299)	(689)	390
U.S. Treasury Notes	HSBC	0.250%	03/20/2016	0.389%		100,000	(911)	(1,239)	328
U.S. Treasury Notes	RBS	0.250%	03/20/2016	0.389%		62,000	(565)	(752)	187
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.328%		25,000	(109)	(221)	112
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.351%		50,000	(299)	(689)	390
U.S. Treasury Notes	UBS	0.250%	03/20/2016	0.389%		35,500	(323)	(408)	85
UBS AG	BNP	0.760%	03/20/2013	0.435%	$	30	0	0	0
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.397%		8,800	197	66	131
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.425%		100,000	2,260	569	1,691
United Kingdom Gilt	BNP	1.000%	06/20/2016	0.562%		50,000	1,104	1,134	(30)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.450%		25,000	572	179	393
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.425%		100,000	2,260	424	1,836
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.450%		200,000	4,575	1,549	3,026
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.450%		50,000	1,144	538	606
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.512%		50,000	1,125	1,164	(39)
United Kingdom Gilt	CSFB	1.000%	03/20/2016	0.538%		20,500	457	396	61
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.425%		67,500	1,526	214	1,312
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.450%		175,000	4,003	1,560	2,443
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.538%		67,500	1,504	908	596
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.425%		345,000	7,798	1,186	6,612
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.450%		25,000	572	173	399
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%		55,000	1,237	1,069	168
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.538%		205,000	4,570	4,079	491
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.397%		8,900	198	66	132
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.425%		79,500	1,797	645	1,152
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.450%		75,000	1,715	526	1,189
United Kingdom Gilt	JPM	1.000%	12/20/2015	0.512%		47,000	1,057	1,090	(33)
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.397%		14,600	326	109	217
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.425%		30,000	(202)	(339)	137
United Kingdom Gilt	MSC	1.000%	03/20/2015	0.425%		200,000	4,521	1,758	2,763
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.450%		50,000	1,144	333	811

United Kingdom Gilt	SOG	1.000%	12/20/2014	0.397%	28,900	645	202	443
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.425%	275,000	6,215	1,117	5,098
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.450%	50,000	1,144	527	617
United Kingdom Gilt	UBS	1.000%	06/20/2015	0.450%	100,000	2,287	1,202	1,085
United Kingdom Gilt	UBS	1.000%	12/20/2015	0.512%	37,300	839	859	(20)
UnitedHealth Group, Inc.	BOA	1.000%	03/20/2018	1.051%	50,000	(145)	(379)	234
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.313%	14,205	222	105	117
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.313%	10,900	170	97	73
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.313%	15,000	234	75	159
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.658%	15,000	225	131	94
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.658%	40,000	602	257	345
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.352%	5,000	295	0	295
Wells Fargo & Co.	BNP	1.000%	03/20/2012	0.176%	10,000	82	77	5
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.146%	33,500	74	222	(148)
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.277%	4,500	87	0	87
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.352%	5,000	295	0	295
Wells Fargo & Co.	JPM	1.000%	09/20/2011	0.146%	12,400	55	74	(19)
Wells Fargo & Co.	SOG	1.000%	09/20/2011	0.146%	18,000	79	85	(6)

						$116,082	$(247,046)	$363,128

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BCLY	5.000%	12/20/2014	$75,200	$8,316	$8,835	$(519)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	124,900	13,812	14,192	(380)
CDX.EM-12 5-Year Index	GSC	5.000%	12/20/2014	24,300	2,688	2,892	(204)
CDX.EM-12 5-Year Index	HSBC	5.000%	12/20/2014	25,000	2,765	2,900	(135)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014	25,000	2,765	2,838	(73)
CDX.EM-12 5-Year Index	MSC	5.000%	12/20/2014	25,000	2,764	2,962	(198)
CDX.EM-12 5-Year Index	UBS	5.000%	12/20/2014	50,000	5,529	4,975	554
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	711,200	85,940	88,665	(2,725)
CDX.EM-13 5-Year Index	CITI	5.000%	06/20/2015	20,000	2,417	2,290	127
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	32,400	3,915	4,200	(285)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	526,500	63,621	66,005	(2,384)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	50,700	6,126	6,337	(211)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	977,700	118,143	122,641	(4,498)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	68,100	8,229	7,866	363
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	153,200	18,513	16,939	1,574
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	405,100	53,303	51,271	2,032
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	185,600	24,421	24,908	(487)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	122,800	16,158	15,193	965
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	394,800	51,948	50,837	1,111
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	170,800	22,474	22,253	221
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	61,400	8,079	8,330	(251)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	156,600	20,605	20,076	529
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	201,900	26,566	27,885	(1,319)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	158,700	22,267	21,348	919
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	101,400	14,228	13,740	488
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	100,146	409	0	409
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	580	0	580
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	460	0	460
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	1,024,600	35,538	(11,531)	47,069
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	452,350	15,689	(388)	16,077
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	801	0	801
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	581	0	581
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	396	0	396
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	511	0	511
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	1,596	0	1,596
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	1,772	0	1,772
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	1,090	0	1,090
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	915	0	915
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	113	0	113
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	160	0	160
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,585	319	0	319
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	2,069	0	2,069
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	3,085	0	3,085
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,082	159	0	159
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	21,894	251	0	251
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	385,800	4,468	0	4,468
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	183,255	2,316	0	2,316
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	241,125	2,020	0	2,020
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,017	672	0	672
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,234	0	1,234
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	130,979	1,458	0	1,458
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	1,355	0	1,355
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	163,579	1,428	0	1,428
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	241,125	2,098	0	2,098
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	1,130,150	8,483	1,084	7,399
MCDX-14 5-Year Index	GSC	1.000%	06/20/2015	100,000	(1,498)	(4,866)	3,368
MCDX-15 5-Year Index	CITI	1.000%	12/20/2015	28,100	(559)	(1,092)	533
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	25,000	(497)	(980)	483
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	25,000	(498)	(972)	474
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	21,900	(436)	(866)	430
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020	25,000	(1,244)	(1,425)	181
MCDX-15 10-Year Index	GSC	1.000%	12/20/2020	25,000	(1,243)	(1,424)	181

					$691,643	$587,918	$103,725

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date(6)	Counterparty		Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BCLY	AUD	250,000	USD	249,375	$	11,139	$	(787)	$	11,926
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	CSFB		50,000		49,875		2,227		(158)		2,385

								$	13,366	$	(945)	$	14,311

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	159,000	$(1,568)	$(2,885)	$1,317
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	191	0	191
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	147	0	147
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		459,700	1,480	(539)	2,019
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		454,000	2,972	712	2,260
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	3,538	518	3,020
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		845,100	5,325	1,069	4,256
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,114,300	7,021	1,522	5,499
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		412,200	4,368	1,939	2,429
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		268,000	2,840	1,299	1,541
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	4,524	0	4,524
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,132,000	10,486	3,965	6,521
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		411,000	3,807	1,032	2,775
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		535,900	2,111	0	2,111
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		444,000	1,899	(30)	1,929
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		127,400	605	0	605
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		450,000	4,255	1,229	3,026
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		1,094,300	4,777	(572)	5,349
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	4,232	120	4,112
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		61,900	605	300	305
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		175,100	1,292	327	965
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		300,000	2,030	0	2,030
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		282,500	2,853	823	2,030
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	520	55	465
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,979	175	2,804
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		491,200	1,378	37	1,341
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		265,200	452	(193)	645
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		896,000	2,942	267	2,675
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		450,900	1,480	810	670
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,305,900	8,572	3,310	5,262
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		453,900	1,181	954	227
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		548,000	1,917	(788)	2,705
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		404,300	(462)	189	(651)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700	(624)	363	(987)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		43,600	185	68	117
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100	421	625	(204)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		403,000	2,319	356	1,963
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	5,116	1,426	3,690
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	6,135	658	5,477
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		877,000	7,718	897	6,821
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,632,400	14,888	4,177	10,711
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		3,044,800	20,244	7,519	12,725
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		264,500	2,194	1,335	859
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		536,400	4,276	1,825	2,451
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		277,800	(1,355)	(31)	(1,324)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		444,900	(245)	1,894	(2,139)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		227,500	421	0	421
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	917	(61)	978
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		442,800	2,031	424	1,607
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		583,600	5,174	2,018	3,156
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		973,700	9,073	2,096	6,977
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,514,500	16,706	5,080	11,626
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(632)	(51)	(581)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		267,000	(306)	451	(757)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		255,900	(294)	766	(1,060)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		$1,673,600	25,464	51,455	(25,991)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		556,700	8,470	17,311	(8,841)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		306,500	4,663	138	4,525
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		913,600	13,900	33,423	(19,523)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		158,900	2,257	3,575	(1,318)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		73,400	1,043	3,230	(2,187)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		1,973,100	28,034	23,013	5,021
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		958,400	13,618	25,448	(11,830)

Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		391,800	5,567	14,819	(9,252)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		550,000	7,815	15,078	(7,263)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		1,192,600	16,945	25,736	(8,791)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		832,300	11,826	16,689	(4,863)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		414,700	5,892	12,084	(6,192)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		2,223,400	31,591	19,368	12,223
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		1,978,200	28,107	45,857	(17,750)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		963,400	13,689	23,950	(10,261)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(3,414)	5,211	(8,625)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	CSFB	EUR	778,600	(5,222)	(1,872)	(3,350)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	MSC		300,000	(2,012)	(1,754)	(258)
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	BCLY	JPY	23,300,000	12,097	7,405	4,692
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	BOA		5,000,000	2,596	76	2,520
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	CSFB		15,000,000	7,787	(646)	8,433
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	RBS		17,000,000	8,826	3,589	5,237
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	UBS		18,000,000	9,344	6,010	3,334
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	886,100	(51)	(35)	(16)
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY		300,000	1,094	0	1,094
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	1,604	28	1,576
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		1,565,679	2,425	756	1,669

							$439,066	$397,422	$41,644

(o)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	5,574	$2,753	$(3,063)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	12,549	5,800	(2,948)
Put - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/21/2011	665	258	(426)
Call - CBOT U.S. Treasury 10-Year Note May Futures	123.000	04/21/2011	665	300	(16)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	33,197	26,449	(25,105)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	48,143	29,941	(9,436)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	48,143	20,661	(26,018)

				$86,162	$(67,012)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	3,251,600	$6,666	$(13,436)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		3,745,900	21,371	(50,734)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		4,179,200	15,776	(35,995)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	(39,823)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		270,100	1,840	(3,943)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,454,400	14,563	(35,831)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,211,300	7,488	(17,683)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,224,600	88,302	(163,862)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	(18,108)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,564,800	36,619	(45,626)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,883,600	31,346	(36,907)
Put - OTC 3-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		41,200	261	(527)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		1,572,700	16,326	(24,514)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,986,800	21,576	(25,429)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,774,400	38,574	(48,309)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,034,000	19,933	(31,704)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,683,300	48,236	(72,741)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,915,300	47,353	(57,973)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		668,500	16,786	(20,235)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		355,500	4,995	(2,343)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	(39)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,437	(10,997)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		710,300	9,873	(4,682)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	(81)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		182,000	1,256	(20)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		187,400	2,558	(1,235)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		340,000	2,261	(37)
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.100%	04/25/2011		222,600	579	(78)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.700%	04/25/2011		222,600	1,182	(1,384)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		354,900	4,880	(2,339)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,995,300	12,243	(216)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(8,797)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.100%	04/25/2011		124,900	493	(43)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.700%	04/25/2011		124,900	500	(777)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		689,900	9,751	(4,547)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		719,000	4,889	(78)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		2,000,000	23,400	(17,595)
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	(68)

								$580,201	$(798,736)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BCLY	Buy	0.800%	06/15/2011	$200,000	$602	$(348)
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	06/15/2011	200,000	659	(203)
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	79,000	395	(229)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	06/15/2011	100,000	310	(174)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	06/15/2011	100,000	315	(102)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	280,000	602	(647)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	280,000	1,148	(813)
Call - OTC CDX.IG-15 5-Year Index	BOA	Buy	0.800%	06/15/2011	173,600	573	(302)
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	06/15/2011	173,600	538	(177)

Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011	159,200	724	(633)

						$ 5,866	$(3,628)

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	79.000	04/21/2011	$170,500	$699	$ (93)
Put - OTC USD versus JPY		79.000	04/21/2011	250,000	1,325	(137)

					$2,024	$ (230)

Straddle Options
Description	Counterparty	Exercise Level(7)	Expiration Date	Notional Amount	Premium(7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$1,634,000	$8,628	$ (13,697)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	1,518,000	7,712	(12,725)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	7,499,700	83,843	(132,597)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	4,079,100	44,366	(71,941)

					$144,549	$ (230,960)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$(9,784)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	(23,918)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	(2,959)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	(4,503)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] -Inflation Adjustment) or 0	10/13/2020	486,300	4,766	(3,819)
						$ 67,873	$(44,983)

Transactions in written call and put options for the period ended March 31, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	116,134	$105,180,800	EUR	512,000	$899,148
Sales	313,524	141,823,170		952,800	1,146,567
Closing Buys	(280,722)	(115,864,770)		(1,383,800)	(963,819)
Expirations	0	(6,375,400)		0	(47,889)
Exercised	0	(34,135,900)		0	(147,332)

Balance at 03/31/2011	148,936	$90,627,900	EUR	81,000	$886,675

(p)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$56,519	$62,032	0.03%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 11/29/2010	102,791	102,904	0.04%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	3,876	3,833	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	187	156	0.00%
Goldman Sachs Group, Inc.	1.594%	08/12/2015	12/01/2009	69,647	66,542	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	3,213	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	81	92	0.00%
Santander UK PLC	1.388%	08/28/2017	03/31/2011	87,166	87,166	0.04%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,032	9,293	0.00%

				$330,446	$335,231	0.14%

(q)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(8)
Fannie Mae	3.500%	12/01/2040	$8,894	$8,411	$(8,421)
Fannie Mae	3.500%	04/01/2041	1,788,500	1,675,203	(1,680,632)
Fannie Mae	4.000%	12/01/2040	959	946	(948)
Fannie Mae	5.500%	03/01/2041	2,000	2,135	(2,138)
Fannie Mae	5.500%	04/01/2041	497,000	530,617	(531,169)
Freddie Mac	3.500%	04/01/2041	1,856,000	1,735,667	(1,740,289)
Freddie Mac	4.000%	04/01/2041	1,595,500	1,569,010	(1,563,839)
Ginnie Mae	6.000%	05/01/2041	7,000	7,673	(7,678)
U.S. Treasury Bonds	2.625%	11/15/2020	899,400	842,895	(847,356)
U.S. Treasury Bonds	3.625%	02/15/2021	1,321,900	1,348,007	(1,348,640)

				$7,720,564	$(7,731,110)

(8)	Market value includes $18,766 of interest payable on short sales.

(r)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	254,653	04/2011	BCLY	$0	$(11,078)	$(11,078)
Buy		610	04/2011	BNP	9	0	9
Sell		3,313	04/2011	BOA	0	(117)	(117)
Sell		23,032	04/2011	CITI	0	(639)	(639)
Sell		50,000	04/2011	JPM	0	(2,190)	(2,190)
Buy		659,335	04/2011	RBS	35,233	0	35,233
Sell		55,965	04/2011	RBS	0	(1,353)	(1,353)
Sell	BRL	502,031	04/2011	BCLY	0	(11,590)	(11,590)
Buy		83,060	04/2011	CITI	1,168	0	1,168

Buy		273,013	04/2011	HSBC	3,838	0	3,838
Buy		145,958	04/2011	RBS	2,130	0	2,130
Sell		1,110,148	05/2011	HSBC	0	(23,221)	(23,221)
Sell		83,060	06/2011	CITI	0	(1,226)	(1,226)
Buy		5,811	06/2011	HSBC	4	0	4
Sell		273,013	06/2011	HSBC	0	(3,954)	(3,954)
Sell		145,958	07/2011	RBS	0	(2,160)	(2,160)
Buy		69,788	09/2011	BOA	3,839	0	3,839
Buy		61,457	09/2011	MSC	3,354	0	3,354
Sell	CAD	123,137	06/2011	BNP	0	(796)	(796)
Sell		47,132	06/2011	CITI	0	(821)	(821)
Buy		125	06/2011	CSFB	1	0	1
Buy		51,017	06/2011	DUB	942	0	942
Sell	CHF	19,272	05/2011	BNP	0	(358)	(358)
Sell		192,398	05/2011	CITI	0	(948)	(948)
Buy		44,801	05/2011	MSC	824	0	824
Sell		8,062	05/2011	RBS	0	(440)	(440)
Sell	CNY	529,641	04/2011	CITI	0	(142)	(142)
Buy		248,138	04/2011	HSBC	399	0	399
Sell		132,177	04/2011	HSBC	0	(39)	(39)
Buy		744,094	04/2011	JPM	1,150	0	1,150
Sell		130,414	04/2011	JPM	0	(43)	(43)
Sell		200,000	04/2011	SOG	0	(55)	(55)
Buy		1,065,464	06/2011	BCLY	4,486	0	4,486
Buy		649,092	06/2011	DUB	0	(1,304)	(1,304)
Buy		2,120,262	06/2011	JPM	8,281	0	8,281
Buy		114,614	11/2011	BCLY	35	(67)	(32)
Buy		1,126,040	11/2011	CITI	299	0	299
Buy		85,350	11/2011	HSBC	0	(89)	(89)
Buy		679,898	11/2011	JPM	403	(412)	(9)
Buy		48,570	11/2011	RBS	8	0	8
Buy		55,863	02/2012	BCLY	0	(57)	(57)
Buy		359,078	02/2012	CITI	107	0	107
Buy		132,177	02/2012	HSBC	69	0	69
Buy		124,961	02/2012	JPM	82	0	82
Buy		200,000	02/2012	SOG	119	0	119
Buy		170,562	02/2013	CITI	36	0	36
Buy	EUR	6,521	04/2011	BCLY	121	0	121
Sell		18,785	04/2011	BCLY	0	(985)	(985)
Buy		68,192	04/2011	BNP	0	(69)	(69)
Sell		32,223	04/2011	BNP	0	(1,998)	(1,998)
Buy		10,094	04/2011	BOA	596	0	596
Sell		49,718	04/2011	BOA	0	(2,071)	(2,071)
Buy		1,413	04/2011	CITI	77	0	77
Sell		1,076,747	04/2011	CITI	0	(70,868)	(70,868)
Sell		1,594,559	04/2011	DUB	0	(65,119)	(65,119)
Buy		10,547	04/2011	HSBC	0	(27)	(27)
Buy		18,300	04/2011	JPM	555	0	555
Sell		165,836	04/2011	JPM	0	(10,302)	(10,302)
Sell		1,810,952	04/2011	MSC	0	(103,659)	(103,659)
Buy		120,772	04/2011	RBC	3,218	(1)	3,217
Sell		1,463,590	04/2011	RBC	0	(108,456)	(108,456)
Buy		14,824	04/2011	RBS	789	0	789
Sell		50,369	04/2011	RBS	0	(2,399)	(2,399)
Sell	GBP	827	05/2011	BCLY	18	0	18
Sell		1,397	06/2011	BNP	27	0	27
Sell		99,911	06/2011	BOA	271	0	271
Sell		457,949	06/2011	CITI	927	0	927
Sell		500,233	06/2011	CSFB	824	0	824
Buy		941	06/2011	DUB	0	(8)	(8)
Sell		10,045	06/2011	DUB	90	0	90
Sell		33,000	06/2011	HSBC	0	(136)	(136)
Sell		317,163	06/2011	RBC	3,291	0	3,291
Buy	HKD	11,673	04/2011	CITI	1	0	1
Sell		451,200	04/2011	HSBC	55	0	55
Buy	IDR	819,250,800	04/2011	BCLY	1,476	0	1,476
Sell		614,675,426	04/2011	BOA	0	(134)	(134)
Buy		376,085,630	04/2011	CITI	2,276	0	2,276
Sell		570,606,523	04/2011	CITI	0	(80)	(80)
Buy		840,884,700	04/2011	JPM	1,960	0	1,960
Buy		433,923,000	04/2011	MSC	2,328	0	2,328
Buy		1,036,243,252	07/2011	BCLY	6,339	0	6,339
Buy		169,060,500	07/2011	BNP	1,381	0	1,381
Buy		1,615,276,709	07/2011	CITI	10,208	0	10,208
Buy		2,012,323,850	07/2011	HSBC	14,399	0	14,399
Buy		176,444,260	07/2011	JPM	890	0	890
Buy		153,846,000	07/2011	RBS	1,257	0	1,257
Buy		328,464,700	10/2011	CITI	1,481	0	1,481
Buy		1,004,684,000	10/2011	DUB	4,705	0	4,705
Buy		1,796,589,481	10/2011	RBS	7,434	0	7,434
Buy		614,675,426	01/2012	BOA	414	0	414
Buy		570,606,523	01/2012	CITI	345	0	345
Buy	INR	6,866,444	05/2011	BCLY	3,586	0	3,586
Buy		1,305,245	05/2011	BOA	1,073	0	1,073
Buy		6,833,661	05/2011	CITI	4,163	0	4,163
Buy		8,062,000	05/2011	GSC	4,530	0	4,530
Buy		9,014,603	05/2011	JPM	6,155	0	6,155
Buy		3,839,183	05/2011	MSC	2,509	0	2,509
Buy		4,030,000	08/2011	DUB	1,858	0	1,858
Buy		5,927,424	08/2011	HSBC	2,456	0	2,456
Buy	JPY	1,429,214	04/2011	BOA	0	(289)	(289)
Buy		1,000,000	04/2011	CITI	0	(61)	(61)

Sell		63,156,496	04/2011	CITI	28,243	0	28,243
Sell		911,000	04/2011	CSFB	297	0	297
Sell		1,000,000	04/2011	DUB	73	0	73
Buy		132,659	04/2011	HSBC	0	(27)	(27)
Sell		28,279,820	04/2011	RBS	467	(392)	75
Buy		181,201	04/2011	UBS	0	(7)	(7)
Sell		233,132	04/2011	UBS	62	0	62
Sell		170,000,000	05/2011	DUB	42,364	0	42,364
Sell		35,710,000	06/2011	CITI	2,355	0	2,355
Sell		21,000,000	06/2011	RBS	425	0	425
Buy	KRW	48,797,800	05/2011	BCLY	854	0	854
Buy		40,295,820	05/2011	BOA	1,272	0	1,272
Buy		292,197,599	05/2011	CITI	6,157	0	6,157
Buy		45,551,571	05/2011	GSC	904	0	904
Buy		66,384,785	05/2011	HSBC	1,998	0	1,998
Buy		1,326,991,236	05/2011	JPM	52,187	0	52,187
Buy		729,054,853	05/2011	MSC	13,487	0	13,487
Buy		59,188,567	05/2011	RBS	1,549	0	1,549
Buy		33,335,050	05/2011	UBS	1,637	0	1,637
Buy		38,701,180	08/2011	CITI	686	0	686
Buy		11,881,742	08/2011	GSC	214	0	214
Buy		15,805,240	08/2011	MSC	246	0	246
Buy		20,948,000	08/2011	RBS	197	0	197
Buy	MXN	192,837	07/2011	BCLY	290	0	290
Buy		3,615,059	07/2011	CITI	5,878	0	5,878
Buy		2,201,331	07/2011	DUB	4,373	0	4,373
Buy		17,235,014	07/2011	HSBC	27,593	0	27,593
Buy		3,088,500	07/2011	JPM	7,483	0	7,483
Buy		3,058,547	07/2011	MSC	5,003	0	5,003
Buy		578,498	07/2011	RBS	859	0	859
Buy		384,139	07/2011	UBS	625	0	625
Buy	MYR	400,283	08/2011	BCLY	2,319	0	2,319
Buy		774,695	08/2011	CITI	4,115	0	4,115
Buy		78,806	08/2011	HSBC	354	0	354
Buy		132,400	08/2011	JPM	651	0	651
Buy		148,443	08/2011	MSC	630	0	630
Buy	NOK	333,378	05/2011	BCLY	797	0	797
Buy		36,714	05/2011	RBS	155	0	155
Buy	NZD	9,179	04/2011	BCLY	21	0	21
Buy	PHP	1,091,736	04/2011	BCLY	0	(539)	(539)
Buy		1,773,200	04/2011	BOA	566	0	566
Buy		1,837,646	04/2011	CITI	167	(136)	31
Sell		2,543,669	04/2011	HSBC	0	(12)	(12)
Buy		1,945,777	04/2011	JPM	284	(171)	113
Sell		2,710,944	04/2011	JPM	0	(257)	(257)
Sell		1,393,746	04/2011	MSC	0	(22)	(22)
Buy		13,658,385	06/2011	BCLY	8,241	0	8,241
Buy		461,000	06/2011	BOA	0	(61)	(61)
Buy		7,523,021	06/2011	CITI	1,191	(501)	690
Buy		1,729,228	06/2011	DUB	190	(84)	106
Buy		641,283	06/2011	HSBC	136	0	136
Buy		9,405,218	06/2011	JPM	3,154	(135)	3,019
Buy		1,031,374	06/2011	RBS	0	(212)	(212)
Buy		3,379,647	11/2011	BCLY	1,671	0	1,671
Buy		8,994,336	11/2011	CITI	2,336	(231)	2,105
Buy		1,356,740	11/2011	DUB	446	0	446
Buy		1,313,208	11/2011	GSC	344	0	344
Buy		4,031,282	11/2011	JPM	1,233	(191)	1,042
Buy		2,543,669	03/2012	HSBC	29	0	29
Buy		2,710,944	03/2012	JPM	291	0	291
Buy		1,393,747	03/2012	MSC	40	0	40
Buy	RUB	1,523,822	04/2011	BCLY	995	0	995
Sell		1,523,822	04/2011	BCLY	3	0	3
Buy		1,984,445	04/2011	CITI	0	(4)	(4)
Sell		1,984,445	04/2011	CITI	0	(362)	(362)
Buy		460,623	04/2011	JPM	301	0	301
Sell		460,623	04/2011	JPM	1	0	1
Buy		1,984,445	07/2011	CITI	417	0	417
Buy	SEK	85,060	05/2011	MSC	138	0	138
Buy	SGD	103,190	05/2011	CITI	468	0	468
Buy		191,163	06/2011	BOA	2,251	0	2,251
Buy		38,849	06/2011	CITI	625	0	625
Buy		179,289	06/2011	DUB	4,703	0	4,703
Buy		497,586	06/2011	GSC	8,516	0	8,516
Buy		144,511	06/2011	JPM	3,160	0	3,160
Buy		162,429	06/2011	RBS	5,476	0	5,476
Buy		66,300	09/2011	BCLY	763	0	763
Buy		130,600	09/2011	CITI	1,542	0	1,542
Buy		104,310	09/2011	DUB	995	0	995
Buy		677	09/2011	HSBC	3	0	3
Buy		216,385	09/2011	JPM	2,106	0	2,106
Buy		146,400	09/2011	RBS	1,581	0	1,581
Buy	TRY	668,105	07/2011	HSBC	6,800	0	6,800
Buy		370,639	07/2011	JPM	3,342	0	3,342
Buy	TWD	889,949	04/2011	BCLY	74	0	74
Sell		889,949	04/2011	BCLY	0	(40)	(40)
Buy		998,017	04/2011	BOA	1,143	0	1,143
Sell		998,017	04/2011	BOA	0	(83)	(83)
Buy		2,000,000	04/2011	CITI	167	0	167
Sell		2,000,000	04/2011	CITI	0	(195)	(195)
Buy		2,516,599	04/2011	DUB	1,636	0	1,636
Sell		2,516,599	04/2011	DUB	0	(210)	(210)

Buy		440,000	04/2011	GSC	37	0	37
Sell		440,000	04/2011	GSC	0	(38)	(38)
Buy		430,000	04/2011	HSBC	36	0	36
Sell		430,000	04/2011	HSBC	0	(37)	(37)
Buy		966,900	04/2011	JPM	939	0	939
Sell		966,900	04/2011	JPM	0	(82)	(82)
Buy		600,000	04/2011	RBS	50	0	50
Sell		600,000	04/2011	RBS	0	(38)	(38)
Buy		889,949	01/2012	BCLY	62	0	62
Buy		2,000,000	01/2012	CITI	229	0	229
Buy		440,000	01/2012	GSC	50	0	50
Buy		430,000	01/2012	HSBC	52	0	52
Buy		121,567	01/2012	JPM	18	0	18
Buy		600,000	01/2012	RBS	61	0	61
Buy	ZAR	90	04/2011	HSBC	1	0	1
Buy		186,086	04/2011	JPM	713	0	713
Buy		197,435	04/2011	MSC	785	0	785
Buy		979,113	07/2011	CITI	2,895	0	2,895
Buy		3,269,374	07/2011	DUB	11,775	0	11,775
Buy		172,787	07/2011	HSBC	317	0	317
Buy		385,950	07/2011	JPM	728	(135)	593
Buy		668,579	07/2011	UBS	2,132	0	2,132
Buy		235,647	09/2011	BCLY	3,018	0	3,018
Buy		112,465	09/2011	MSC	1,436	0	1,436
Buy		133,000	09/2011	UBS	1,700	0	1,700

					$472,278	$(433,963)	$38,315

(s)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$1,392,435	$44,644	$1,437,079
Corporate Bonds & Notes
Banking & Finance	0	59,146,345	342,541	59,488,886
Industrials	0	12,293,003	182,410	12,475,413
Utilities	0	4,361,730	1,223	4,362,953
Convertible Bonds & Notes
Banking & Finance	0	15,325	0	15,325
Industrials	0	249,288	0	249,288
Municipal Bonds & Notes
Alabama	0	1,157	0	1,157
Arizona	0	29,478	0	29,478
Arkansas	0	905	0	905
California	0	3,117,811	0	3,117,811
Colorado	0	11,189	0	11,189
Connecticut	0	156	0	156
District of Columbia	0	156,539	0	156,539
Florida	0	89,874	0	89,874
Georgia	0	108,828	0	108,828
Illinois	0	1,205,508	0	1,205,508
Indiana	0	49,852	0	49,852
Iowa	0	79,988	0	79,988
Kansas	0	346	0	346
Louisiana	0	99,471	0	99,471
Massachusetts	0	69,509	0	69,509
Michigan	0	52,562	0	52,562
Minnesota	0	1,016	0	1,016
Mississippi	0	10,483	0	10,483
Missouri	0	1,586	0	1,586
Nebraska	0	44,970	0	44,970
Nevada	0	359,379	0	359,379
New Jersey	0	330,171	0	330,171
New York	0	1,181,639	0	1,181,639
North Carolina	0	44,921	0	44,921
North Dakota	0	4,851	0	4,851
Ohio	0	666,629	0	666,629
Oregon	0	34,528	0	34,528
Pennsylvania	0	106,932	0	106,932
Puerto Rico	0	9,145	0	9,145
Rhode Island	0	6,847	0	6,847
South Carolina	0	367	0	367
South Dakota	0	1,396	0	1,396
Tennessee	0	1,128	0	1,128
Texas	0	412,296	0	412,296
Utah	0	5,771	0	5,771
Virginia	0	6,217	0	6,217
Washington	0	35,151	0	35,151
West Virginia	0	112,426	0	112,426
Wisconsin	0	2,757	0	2,757
U.S. Government Agencies	0	63,828,707	138,153	63,966,860
U.S. Treasury Obligations	0	6,635,388	0	6,635,388
Mortgage-Backed Securities	0	14,418,087	70,004	14,488,091
Asset-Backed Securities	0	2,741,603	738,158	3,479,761
Sovereign Issues	0	15,890,936	549,754	16,440,690
Convertible Preferred Securities Industrials	0	60,164	0	60,164
Preferred Securities Banking & Finance	26,952	22,723	0	49,675
Short-Term Instruments
Certificates of Deposit	0	1,351,679	0	1,351,679

Commercial Paper	0	9,351,378	0	9,351,378
Repurchase Agreements	0	21,479,741	0	21,479,741
Short-Term Notes	0	128,021	0	128,021
Japan Treasury Bills	0	2,725,148	0	2,725,148
U.S. Treasury Bills	0	6,997,305	0	6,997,305
PIMCO Short-Term Floating NAV Portfolio	35,373,075	0	0	35,373,075

	$35,400,027	$231,542,785	$2,066,887	$269,009,699
Short Sales, at value	$0	$(7,731,110)	$0	$(7,731,110)
Financial Derivative Instruments(7) - Assets
Credit Contracts	46	512,439	0	512,485
Foreign Exchange Contracts	0	486,752	0	486,752
Interest Rate Contracts	162,879	195,658	0	358,537

	$162,925	$1,194,849	$0	$1,357,774
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(100,933)	0	(100,933)
Foreign Exchange Contracts	0	(434,357)	0	(434,357)
Interest Rate Contracts	(273,391)	(1,019,762)	(275,943)	(1,569,096)

	$(273,391)	$(1,555,052)	$(275,943)	$(2,104,386)

Totals	$35,289,561	$223,451,472	$1,790,944	$260,531,977

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2011:

Category and Subcategory(3)	Beginning Balance at 03/31/2010	Net Purchases(8)	Net Sales(8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011(9)
Investments, at value
Bank Loan Obligations	$0	$45,000	$0	$0	$0	$(356)	$0	$0	$44,644	$(356)
Corporate Bonds & Notes
Banking & Finance	153,595	106,006	(450)	2,347	3	13,709	125,805	(58,474)	342,541	5,283
Industrials	769	60,832	(2,114)	(135)	95	1,114	121,849	0	182,410	1,101
Utilities	0	0	0	0	0	0	1,223	0	1,223	0
U.S. Government Agencies	157,025	(2,118)	(31,411)	(667)	(152)	52	15,424	0	138,153	(413)
Mortgage-Backed Securities	357,017	55,178	(142,481)	280	43	24,180	0	(224,213)	70,004	2,591
Asset-Backed Securities	507,848	531,835	(158,525)	2,431	1,681	34,420	0	(181,532)	738,158	25,971
Sovereign Issues	0	550,853	0	1	0	(1,100)	0	0	549,754	(1,100)
Short-Term Instruments
Commercial Paper	19,484	0	(19,600)	0	0	116	0	0	0	0

	$1,195,738	$1,347,586	$(354,581)	$4,257	$1,670	$72,135	$264,301	$(464,219)	$2,066,887	$33,077
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	(5,886)	2,530	0	0	5,062	(1,706)	0	0	0	0
Interest Rate Contracts	(18,866)	0	(192,822)	0	0	(64,255)	0	0	(275,943)	(64,255)

	$(24,752)	$2,530	$(192,822)	$0	$5,062	$(65,961)	$0	$0	$(275,943)	$(64,255)

Totals	$1,170,986	$1,350,116	$(547,403)	$4,257	$6,732	$6,174	$264,301	$(464,219)	$1,790,944	$(31,178)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(t)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Assets:
Variation margin receivable(2)	$0	$0	$0	$0	$120,339	$120,339
Unrealized appreciation on foreign currency contracts	0	0	0	472,278	0	472,278
Unrealized appreciation on swap agreements	0	512,484	0	14,475	195,658	722,617

	$0	$512,484	$0	$486,753	$315,997	$1,315,234

Liabilities:
Written options outstanding	$0	$3,628	$0	$230	$1,141,691	$1,145,549
Unrealized depreciation on foreign currency contracts	0	0	0	433,963	0	433,963
Unrealized depreciation on swap agreements	0	97,305	0	164	154,014	251,483

	$0	$100,933	$0	$434,357	$1,295,705	$1,830,995

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$645,220	$0	$47,888	$4,298,734	$4,991,842
Net realized (loss) on foreign currency transactions	0	0	0	(678,688)	0	(678,688)

	$0	$645,220	$0	$(630,800)	$4,298,734	$4,313,154

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$212,712	$0	$5,200	$(1,709,858)	$(1,491,946)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(69,937)	0	(69,937)

	$0	$212,712	$0	$(64,737)	$(1,709,858)	$(1,561,883)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(110,512) as reported in the Notes to Schedule of Investments.

(u)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures(1)
BCLY	$193,848	$(190,710)	$3,138
BNP	17,616	(17,160)	456
BOA	15,438	(39,040)	(23,602)
CITI	(24,437)	12,560	(11,877)
CSFB	38,421	(37,220)	1,201
DUB	145,490	(159,630)	(14,140)
GSC	(41,281)	34,259	(7,022)
HSBC	221,888	(214,360)	7,528
JPM	90,480	(87,470)	3,010
MLP	27,913	(26,390)	1,523
MSC	(190,153)	165,073	(25,080)
RBC	(95,038)	86,066	(8,972)
RBS	(263,394)	246,982	(16,412)
SOG	827	(750)	77
UBS	62,829	(64,340)	(1,511)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of PIMCO Total Return Fund (the “Fund”) as of March 31, 2011, and for the year then ended and have issued our unqualified report thereon dated May 20, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s schedule of investments in securities (the “Schedule”) as of March 31, 2011 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Schedule based on our audit. In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 20, 2011

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: June 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: June 8, 2011

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 8, 2011